UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

November 30, 2018

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

›  Large Cap Fund

›  Large Cap Disciplined Equity Fund

›  Large Cap Index Fund

›  S&P 500 Index Fund

›  Extended Market Index Fund

›  Small Cap Fund

›  Small Cap II Fund

›  Small/Mid Cap Equity Fund

›  U.S. Equity Factor Allocation Fund

›  U.S. Managed Volatility Fund

›  Global Managed Volatility Fund

›  World Equity Ex-US Fund

›  Screened World Equity Ex-US Fund

›   World Select Equity Fund

›  Emerging Markets Equity Fund

›  Opportunistic Income Fund

›  Core Fixed Income Fund

›  High Yield Bond Fund

›  Long Duration Fund

›  Long Duration Credit Fund

›  Ultra Short Duration Bond Fund

›  Emerging Markets Debt Fund

›  Real Return Fund

›  Limited Duration Bond Fund

›  Intermediate Duration Credit Fund

›  Dynamic Asset Allocation Fund

›  Multi-Asset Real Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Communication Services — 1.5%
Verizon Communications Inc	0.7%	147,900	$8,918
Other Securities (A)	0.8		11,322

			20,240

Consumer Discretionary — 12.6%
Amazon.com Inc *	1.4	11,425	19,310
Dollar General Corp	0.7	89,769	9,963
Lowe’s Cos Inc	0.9	133,190	12,569
Ross Stores Inc	0.6	84,209	7,377
Target Corp	0.5	103,215	7,324
TJX Cos Inc/The	0.6	177,114	8,652
Other Securities (A)	7.9		102,962

			168,157

Consumer Staples — 7.4%
JM Smucker Co/The	0.6	76,643	8,010
Kroger Co/The	0.8	352,916	10,468
PepsiCo Inc	0.9	94,803	11,560
Other Securities (A)	5.1		68,575

			98,613

Energy — 5.6%
Chevron Corp	1.0	117,865	14,019
ConocoPhillips	0.6	122,852	8,130
Valero Energy Corp	0.5	91,447	7,307
Other Securities	3.5		44,869

			74,325

Financials — 15.8%
Aflac Inc	0.9	249,410	11,408
Bank of America Corp	0.9	424,721	12,062
Berkshire Hathaway Inc, CI B *	1.1	64,467	14,069
Citigroup Inc	0.6	114,500	7,418
JPMorgan Chase & Co	1.0	125,329	13,935
Markel Corp *	0.6	7,195	8,232
Marsh & McLennan Cos Inc	0.6	84,352	7,482
Moody’s Corp	1.0	87,908	13,984
State Street Corp	0.6	103,017	7,522
US Bancorp	0.8	197,006	10,729

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡	7.7%		$104,585

			211,426

Health Care — 18.2%
Abbott Laboratories	0.6	111,374	8,247
Amgen Inc	1.2	77,307	16,099
Becton Dickinson and Co	0.6	30,694	7,758
CVS Health Corp	0.7	121,187	9,719
Johnson & Johnson	2.8	251,680	36,972
Merck & Co Inc	1.3	221,748	17,594
Mettler-Toledo International Inc *	0.6	13,260	8,442
Pfizer Inc	1.3	379,926	17,564
UnitedHealth Group Inc	1.7	83,044	23,365
Other Securities (A)	7.4		98,060

			243,820

Industrials — 10.8%
3M Co	0.7	44,867	9,329
Honeywell International Inc	0.8	70,415	10,333
Illinois Tool Works Inc	0.5	50,698	7,050
WW Grainger Inc	0.5	21,814	6,850
Other Securities (A)	8.3		111,249

			144,811

Information Technology — 19.0%
Adobe Inc *	1.0	55,266	13,866
Alphabet Inc, CI A *	1.3	15,252	16,924
Alphabet Inc, CI C *	0.8	10,068	11,019
Apple Inc	1.4	105,825	18,898
Cisco Systems Inc	1.0	290,767	13,919
Facebook Inc, CI A *	0.6	56,560	7,953
Intel Corp	1.1	291,740	14,386
Intuit Inc	0.8	51,437	11,035
Mastercard Inc, Cl A	0.6	42,192	8,484
Microchip Technology Inc (A)	0.8	136,022	10,202
Microsoft Corp	1.7	202,677	22,475
Oracle Corp	0.9	246,406	12,015
Other Securities (A)	7.0		92,760

			253,936

Materials — 3.4%
Ecolab Inc	0.7	58,210	9,342
Other Securities	2.7		36,710

			46,052

Real Estate — 1.4%
American Tower Corp, CI A ‡	0.7	57,134	9,398
Other Securities ‡(A)	0.7		9,777

			19,175

Utilities — 1.2%
Exelon Corp	0.6	164,031	7,609
Other Securities	0.6		8,021

			15,630

Total Common Stock (Cost $1,088,682) ($ Thousands)			1,296,185

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P. 2.270%**†(B)	1.2%	16,437,033	$16,439

Total Affiliated Partnership (Cost $16,437) ($ Thousands)			16,439

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	3.2%	42,425,359	$42,425

Total Cash Equivalent (Cost $42,425) ($ Thousands)			42,425

Total Investments in Securities — 101.3% (Cost $1,147,544)($ Thousands)			$1,355,049

A list of the open futures contracts held by the Fund at November 30, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	85	Dec-2018	$11,315	$11,723	$408
S&P Mid Cap 400 Index E-MINI	4	Dec-2018	730	752	22

			$12,045	$12,475	$430

Percentages are based on a Net Assets of $1,337,630 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $13,195 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $16,439 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,296,185	$–	$–	$1,296,185
Affiliated Partnership	–	16,439	–	16,439
Cash Equivalent	42,425	–	–	42,425

Total Investments in Securities	$1,338,610	$16,439	$–	$1,355,049

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$430	$–	$–	$430

Total Other Financial Instruments	$430	$–	$–	$430

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$61,123	$98,962	$(143,645)	$–	$(1)	$16,439	$34
SEI Daily Income Trust, Government Fund, Cl F	42,140	188,661	(188,376)	–	–	42,425	404

Totals	$103,263	$287,623	$(332,021)	$–	$(1)	$58,864	$438

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 2.3%
Verizon Communications Inc	1.3%	530,778	$32,006
Other Securities	1.0		22,724

			54,730

Consumer Discretionary — 11.4%
Amazon.com Inc *	2.2	30,776	52,017
Best Buy Co Inc	0.6	239,947	15,498
Home Depot Inc/The	0.6	76,504	13,795
Lowe’s Cos Inc	0.5	138,123	13,035
Other Securities (A)	7.5		180,033

			274,378

Consumer Staples — 6.1%
Costco Wholesale Corp	0.6	62,631	14,485
PepsiCo Inc	0.9	184,237	22,466
Philip Morris International Inc	0.6	152,919	13,232
Other Securities	4.0		96,852

			147,035

Energy — 6.9%
Chevron Corp	1.0	196,086	23,322
ConocoPhillips	0.7	245,043	16,217
Marathon Petroleum Corp	0.9	313,570	20,432
Schlumberger Ltd	0.7	390,064	17,592
Valero Energy Corp	0.6	179,330	14,328
Other Securities (B)	3.0		74,280

			166,171

Financials — 13.2%
Bank of America Corp	1.0	813,216	23,095
Berkshire Hathaway Inc, CI B *	1.0	112,942	24,649
Citigroup Inc	0.7	276,897	17,940
Intercontinental Exchange Inc	0.6	165,758	13,546
JPMorgan Chase & Co	2.3	490,621	54,552
Wells Fargo & Co	0.8	355,436	19,293
Other Securities (A)	6.8		164,838

			317,913

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 17.1%
Abbott Laboratories	0.6%	181,103	$13,411
Bristol-Myers Squibb Co	0.6	266,723	14,259
Cigna Corp	0.6	65,509	14,633
Danaher Corp	0.6	137,517	15,064
HCA Healthcare Inc	0.7	111,906	16,113
Humana Inc	0.8	59,048	19,455
Johnson & Johnson	1.0	157,720	23,169
Merck & Co Inc	1.4	421,926	33,476
Pfizer Inc	0.6	316,969	14,653
Thermo Fisher Scientific Inc	0.6	54,885	13,697
UnitedHealth Group Inc	1.9	165,292	46,507
Zimmer Biomet Holdings Inc	0.7	148,926	17,427
Other Securities (A)	7.0		171,385

			413,249

Industrials — 10.5%
CSX Corp	0.6	183,653	13,339
Honeywell International Inc	0.8	123,690	18,151
Lockheed Martin Corp	0.9	69,551	20,895
Other Securities	8.2		202,592

			254,977

Information Technology — 23.1%
Adobe Inc *	1.0	100,624	25,246
Alphabet Inc, CI A *	1.2	25,440	28,230
Alphabet Inc, CI C *	0.9	20,309	22,227
Analog Devices Inc	0.7	170,565	15,678
Apple Inc	2.0	273,652	48,869
Cisco Systems Inc	1.0	517,517	24,774
DXC Technology Co	0.6	221,563	13,967
Facebook Inc, CI A *	1.4	234,702	33,001
HP Inc	0.6	650,858	14,970
Intel Corp	0.8	393,897	19,423
Microchip Technology Inc (A)	0.6	191,523	14,364
Microsoft Corp	4.5	969,072	107,460
Motorola Solutions Inc	0.9	155,735	20,440
Visa Inc, CI A	0.6	95,330	13,509
Other Securities	6.3		156,778

			558,936

Materials — 2.4%
DowDuPont Inc	0.6	230,165	13,315
Other Securities	1.8		44,955

			58,270

Real Estate — 3.1%
Crown Castle International Corp ‡	0.6	123,202	14,156
Prologis Inc ‡	0.7	232,027	15,625
Other Securities ‡	1.8		45,602

			75,383

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.7%
Other Securities	1.7%		$41,358

Total Common Stock (Cost $2,049,302) ($ Thousands)			2,362,400

U.S. TREASURY OBLIGATION — 0.0%
Other Securities	0.0		200

Total U.S. Treasury Obligation (Cost $199) ($ Thousands)			200

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 2.270% **†(C)	2.0%	46,776,602	$46,776

Total Affiliated Partnership (Cost $46,776) ($ Thousands)			46,776

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	3.0	72,981,714	72,982

Total Cash Equivalent (Cost $72,982) ($ Thousands)			72,982

Total Investments in Securities — 102.8% (Cost $2,169,259) ($ Thousands)			$2,482,358

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	9	Dec-2018	$1,303	$1,241	$(62)

Percentages are based on a Net Assets of $2,415,422 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $45,000 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $9,154 ($ Thousands), or 0.4% of Net Assets of the Fund (see Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $46,776 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,362,400	$–	$–	$2,362,400
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	46,776	–	46,776
Cash Equivalent	72,982	–	–	72,982

Total Investments in Securities	$2,435,382	$46,976	$–	$2,482,358

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(62)	$–	$–	$(62)

Total Other Financial Instruments	$(62)	$–	$–	$(62)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$ 54,446	$ 133,517	$ (141,187)	$ —	$ —	$ 46,776	$ 38
SEI Daily Income Trust, Government Fund, Cl F	70,750	725,293	(723,061)	—	—	72,982	709

Totals	$ 125,196	$ 858,810	$ (864,248)	$ —	$ —	$ 119,758	$ 747

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 99.1%

Communication Services — 2.8%
AT&T Inc	0.9%	500,285	$15,629
Verizon Communications Inc	1.0	284,876	17,178
Other Securities (A)	0.9		17,058

			49,865

Consumer Discretionary — 12.3%
Amazon.com Inc *	2.6	28,089	47,475
Comcast Corp, CI A	0.7	313,950	12,247
Home Depot Inc/The	0.8	79,315	14,302
McDonald’s Corp	0.6	53,280	10,044
Netflix Inc *	0.5	28,500	8,155
Walt Disney Co/The	0.7	102,472	11,834
Other Securities (A)	6.4		117,692

			221,749

Consumer Staples — 6.8%
Altria Group Inc	0.4	129,440	7,097
Coca-Cola Co/The	0.7	263,040	13,257
PepsiCo Inc	0.7	97,352	11,871
Philip Morris International Inc	0.5	106,468	9,213
Procter & Gamble Co/The	0.9	171,454	16,204
Walmart Inc	0.5	97,879	9,558
Other Securities (A)	3.1		56,128

			123,328

Energy — 5.2%
Chevron Corp	0.9	131,102	15,593
Exxon Mobil Corp	1.3	292,138	23,225
Other Securities (A)	3.0		55,701

			94,519

Financials — 13.8%
Bank of America Corp	1.0	641,363	18,215
Berkshire Hathaway Inc, Cl B *	1.6	133,700	29,179
Citigroup Inc	0.6	172,904	11,202
JPMorgan Chase & Co	1.4	230,734	25,655
SEI Investments †	0.0	10,042	539
Wells Fargo & Co	0.9	298,866	16,222

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡ (A)(B)	8.3%		$148,577

			249,589

Health Care — 14.9%
Abbott Laboratories	0.5	117,137	8,674
AbbVie Inc	0.5	103,861	9,791
Amgen Inc	0.5	44,358	9,238
CVS Health Corp	0.4	91,399	7,330
Eli Lilly & Co	0.4	65,261	7,743
Johnson & Johnson	1.5	185,209	27,207
Medtronic PLC	0.5	92,726	9,044
Merck & Co Inc	0.8	183,143	14,531
Pfizer Inc	1.0	399,622	18,475
UnitedHealth Group Inc	1.0	65,820	18,519
Other Securities (A)	7.8		138,730

			269,282

Industrials — 9.7%
3M Co	0.5	39,033	8,116
Boeing Co/The	0.7	37,191	12,896
Honeywell International Inc	0.4	50,990	7,483
Union Pacific Corp	0.4	50,632	7,786
Other Securities (A)	7.7		138,433

			174,714

Information Technology — 24.2%
Accenture PLC, Cl A	0.4	44,000	7,239
Adobe Inc *	0.5	33,702	8,455
Alphabet Inc, CI A *	1.3	20,629	22,891
Alphabet Inc, CI C *	1.3	20,999	22,982
Apple Inc	3.3	334,125	59,668
Broadcom Inc	0.4	29,432	6,987
Cisco Systems Inc	0.9	324,027	15,511
Facebook Inc, CI A*	1.3	164,000	23,060
Intel Corp	0.9	317,758	15,669
International Business Machines Corp	0.4	62,898	7,816
Mastercard Inc, CI A	0.7	63,100	12,687
Microsoft Corp	3.2	523,800	58,084
Oracle Corp	0.5	192,120	9,368
PayPal Holdings Inc *	0.4	81,211	6,969
Visa Inc, CI A	1.0	123,100	17,444
Other Securities (A)	7.7		142,992

			437,822

Materials — 2.9%
DowDuPont Inc	0.5	159,229	9,211
Other Securities (A)	2.4		43,511

			52,722

Real Estate — 3.5%
Other Securities ‡ (A)	3.5		64,046

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.0%
Other Securities	3.0%		$54,140

Total Common Stock (Cost $711,144) ($ Thousands)			1,791,776

U.S. TREASURY OBLIGATION — 0.0%
Other Securities	0.0%		1,000

Total U.S. Treasury Obligation (Cost $1,000) ($ Thousands)			1,000

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 2.270% **†(C)	1.6	29,330,878	29,330

Total Affiliated Partnership (Cost $29,331) ($ Thousands)			29,330

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	1.0	17,699,937	17,700

Total Cash Equivalent (Cost $17,700) ($ Thousands)			17,700

Total Investments in Securities — 101.7% (Cost $759,175)($ Thousands)			$1,839,806

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	111	Dec-2018	$16,124	$15,309	$(815)
S&P Mid Cap 400 Index E-MINI	8	Dec-2018	1,635	1,504	(131)

			$17,759	$16,813	$(946)

Percentages are based on a Net Assets of $1,808,753 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $28,336 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $401 ($ Thousands), or 0.0% of Net Assets (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $29,330 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,791,776	$–	$–	$1,791,776
U.S. Treasury Obligation	–	1,000	–	1,000
Affiliated Partnership	–	29,330	–	29,330
Cash Equivalent	17,700	–	–	17,700

Total Investments in Securities	$1,809,476	$30,330	$–	$1,839,806

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(946)	$–	$–	$(946)

Total Other Financial Instruments	$(946)	$–	$–	$(946)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/18	Income
SEI Investments Co.	$ 641	$ —	$ —	$ —	$ (102)	$ 539	$ 3
SEI Liquidity Fund, L.P.	44,400	68,928	(83,998)	—	—	$ 29,330	66
SEI Daily Income Trust, Government Fund, Cl F	11,571	147,171	(141,042)	—	—	$ 17,700	167

Totals	$ 56,612	$ 216,099	$ (225,040)	$ —	$ (102)	$ 47,569	$ 236

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund

Sector Weightings:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Communication Services — 2.5%
AT&T Inc	0.9%	1,212,091	$37,866
Verizon Communications Inc	1.0	689,752	41,592
Other Securities	0.6		21,667

			101,125

Consumer Discretionary — 12.1%
Amazon.com Inc *	2.9	68,460	115,709
Comcast Corp, Cl A	0.7	762,848	29,759
Home Depot Inc/The	0.9	190,887	34,421
McDonald’s Corp	0.6	130,087	24,523
Netflix Inc *	0.5	72,579	20,767
Walt Disney Co/The	0.7	248,083	28,651
Other Securities (A)	5.8		231,152

			484,982

Consumer Staples — 7.2%
Altria Group Inc	0.4	313,883	17,210
Coca-Cola Co/The	0.8	638,657	32,188
PepsiCo Inc	0.7	235,878	28,763
Philip Morris International Inc	0.6	260,578	22,548
Procter & Gamble Co/The	1.0	415,467	39,266
Walmart Inc	0.6	240,783	23,512
Other Securities (A)	3.1		124,792

			288,279

Energy — 5.4%
Chevron Corp	1.0	319,878	38,046
Exxon Mobil Corp	1.4	707,200	56,223
Other Securities (A)	3.0		120,207

			214,476

Financials — 13.3%
Bank of America Corp	1.1	1,550,883	44,045
Berkshire Hathaway Inc, CI B*	1.8	325,728	71,087
Citigroup Inc	0.7	419,757	27,196
JPMorgan Chase & Co	1.6	561,457	62,428
Wells Fargo & Co	1.0	723,548	39,274
Other Securities	7.1		289,276

			533,306

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 15.2%
Abbott Laboratories	0.5%	293,848	$21,759
AbbVie Inc	0.6	253,878	23,933
Amgen Inc	0.6	108,391	22,572
CVS Health Corp	0.4	215,158	17,256
Eli Lilly & Co	0.5	159,191	18,886
Johnson & Johnson	1.6	448,170	65,836
Medtronic PLC	0.6	226,261	22,067
Merck & Co Inc	0.9	443,870	35,217
Pfizer Inc	1.1	978,835	45,252
UnitedHealth Group Inc	1.1	160,687	45,211
Other Securities (A)	7.3		288,945

			606,934

Industrials — 9.1%
3M Co	0.5	98,191	20,416
Boeing Co/The	0.8	89,091	30,893
Honeywell International Inc	0.5	124,287	18,239
Union Pacific Corp	0.5	123,187	18,944
Other Securities (A)	6.8		277,086

			365,578

Information Technology — 24.1%
Accenture PLC, Cl A	0.4	106,696	17,554
Adobe Inc *	0.5	81,995	20,572
Alphabet Inc, CI A*	1.4	49,941	55,417
Alphabet Inc, CI C*	1.4	51,463	56,323
Apple Inc	3.4	767,046	136,979
Broadcom Inc	0.4	71,859	17,060
Cisco Systems Inc	0.9	762,943	36,522
Facebook Inc, CI A*	1.4	402,778	56,635
Intel Corp	0.9	769,652	37,951
International Business Machines Corp	0.5	152,751	18,982
Mastercard Inc, CI A	0.8	152,147	30,592
Microsoft Corp	3.6	1,281,904	142,150
Oracle Corp	0.6	471,165	22,974
salesforce.com Inc *	0.5	126,491	18,058
Visa Inc, CI A	1.0	296,570	42,027
Other Securities (A)	6.4		254,593

			964,389

Materials — 2.6%
DowDuPont Inc	0.6	384,596	22,249
Other Securities (A)	2.0		79,675

			101,924

Real Estate — 2.8%
Other Securities ‡(A)	2.8		112,950

Utilities — 3.1%
Other Securities	3.1		122,265

Total Common Stock (Cost $2,729,150) ($ Thousands)			3,896,208

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
Other Securities	0.1%		$4,799

Total U.S. Treasury Obligation (Cost $4,799) ($ Thousands)			4,799

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 2.270% **(B)	1.0	39,510,662	39,507

Total Affiliated Partnership (Cost $39,509) ($ Thousands)			39,507

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	2.7%	108,592,459	$108,592

Total Cash Equivalent (Cost $108,592) ($ Thousands)			108,592

Total Investments in Securities — 101.2% (Cost $2,882,050)($ Thousands)			$4,049,106

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	758	Dec-2018	$110,102	$104,540	$(5,562)

Percentages are based on a Net Assets of $4,000,784 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $39,965 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $39,507 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,896,208	$–	$–	$3,896,208
U.S. Treasury Obligation	–	4,799	–	4,799
Affiliated Partnership	–	39,507	–	39,507
Cash Equivalent	108,592	–	–	108,592

Total Investments in Securities	$4,004,800	$44,306	$–	$4,049,106

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(5,562)	$–	$–	$(5,562)

Total Other Financial Instruments	$(5,562)	$–	$–	$(5,562)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$ 112,784	$ 124,846	$ (198,119)	$ —	$ (4)	$ 39,507	$ 74
SEI Daily Income Trust, Government Fund, Cl F	78,091	326,813	(296,312)	—	—	108,592	880

Totals	$ 190,875	$ 451,659	$ (494,431)	$ —	$ (4)	$ 148,099	$ 954

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Extended Market Index Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Communication Services — 3.5%
IAC/InterActiveCorp *	0.3%	14,821	$2,637
Liberty Broadband, CI A *	0.1	5,083	433
Liberty Broadband, CI C *	0.2	20,268	1,720
Liberty Media -Liberty Braves, CI A *	0.0	1,803	45
Liberty Media -Liberty Braves, CI C *	0.0	6,565	164
Liberty Media -Liberty Formula One, CI A *	0.0	4,508	130
Liberty Media -Liberty Formula One, CI C *	0.1	40,242	1,200
Liberty Media -Liberty SiriusXM, CI A *	0.1	16,435	654
Liberty Media -Liberty SiriusXM, Cl C *	0.1	32,170	1,291
Match Group Inc *(A)	0.0	10,000	403
Sirius XM Holdings Inc (A)	0.2	261,379	1,628
T-Mobile US Inc *	0.4	60,905	4,169
Other Securities (A)	2.0		19,005

			33,479

Consumer Discretionary — 12.4%
Burlington Stores Inc *	0.2	13,400	2,221
Domino’s Pizza	0.3	8,358	2,318
Las Vegas Sands Corp	0.4	70,804	3,890
Lululemon Athletica Inc *	0.3	19,300	2,558
Tesla *(A)	1.0	26,758	9,378
Vail Resorts	0.2	7,712	2,153
Yum China Holdings	0.3	74,400	2,666
Other Securities (A)	9.7		91,680

			116,864

Consumer Staples — 2.6%
Other Securities (A)	2.6		24,643

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 3.7%
Cheniere Energy *	0.3%	45,165	$2,760
Equities	0.1	52,000	973
Equitrans Midstream Corp *	0.1	41,600	928
Targa Resources	0.2	43,459	1,940
Other Securities (A)	3.0		27,960

			34,561

Financials — 16.2%
Ally Financial Inc	0.2	82,700	2,206
Annaly Capital Management Inc ‡	0.3	249,159	2,502
Arch Capital Group Ltd *	0.2	77,608	2,221
First Republic Bank/CA	0.3	31,443	3,118
Markel Corp *	0.3	2,703	3,093
Reinsurance Group of America Inc, CI A	0.2	12,616	1,885
SEI Investments †	0.2	25,919	1,392
TD Ameritrade Holding Corp	0.3	56,073	3,017
Other Securities ‡(A)(B)	14.2		133,560

			152,994

Health Care — 12.2%
BioMarin Pharmaceutical *	0.4	35,046	3,365
DexCom Inc *	0.2	17,524	2,271
Exact Sciences Corp *(A)	0.2	24,254	1,891
STERIS PLC	0.2	16,900	2,012
Teleflex Inc	0.3	9,102	2,507
Veeva Systems, CI A*	0.3	24,100	2,317
Other Securities (A)	10.6		100,304

			114,667

Industrials — 13.5%
CoStar Group Inc *	0.3	6,963	2,572
IDEX Corp	0.2	15,041	2,067
TransUnion	0.3	36,800	2,376
Other Securities (A)	12.7		120,473

			127,488

Information Technology — 18.0%
Amdocs Ltd	0.2	28,768	1,867
CDW Corp/DE	0.3	29,700	2,753
Dell Technologies Inc, CI V *	0.4	39,700	4,188
First Data Corp, CI A *	0.2	108,700	2,074
GoDaddy, CI A *	0.2	31,900	2,082
NXP Semiconductors NV	0.6	67,400	5,619
Palo Alto Networks *	0.3	17,633	3,050
PTC Inc *	0.2	22,490	1,945
ServiceNow Inc *	0.7	34,269	6,349
Splunk Inc *	0.3	28,384	3,171
Square, CI A *	0.4	56,000	3,911
SS&C Technologies Holdings	0.2	41,518	1,999
Trimble *	0.2	50,220	1,910
VMware, CI A *	0.3	13,817	2,312
Workday, CI A *	0.5	28,889	4,738
Worldpay, CI A *	0.5	59,114	5,073

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Extended Market Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zebra Technologies Corp, CI A*	0.2%	10,664	$1,917
Other Securities (A)	12.3		114,696

			169,654

Materials — 4.7%
Celanese Corp, CI A	0.3	27,092	2,734
Other Securities (A)	4.4		41,221

			43,955

Real Estate — 8.6%
Other Securities ‡(A)	8.6		80,841

Utilities — 2.9%
Atmos Energy Corp	0.2	21,782	2,084
UGI Corp	0.2	33,796	1,942
Vistra Energy Corp *	0.2	82,368	1,934
Other Securities (A)	2.3		21,688

			27,648

Total Common Stock (Cost $742,283) ($ Thousands)			926,794

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
Other Securities	0.1%		$1,050

Total U.S. Treasury Obligation (Cost $1,050) ($ Thousands)			1,050

RIGHTS — 0.0%
Other Securities	0.0		18

Total Rights (Cost $3) ($ Thousands)			18

AFFILIATED PARTNERSHIP — 11.4%
SEI Liquidity Fund, L.P. 2.270% **†(C)	11.4	108,045,442	108,050

Total Affiliated Partnership (Cost $108,044) ($ Thousands)			108,050

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	2.1	19,462,208	19,462

Total Cash Equivalent (Cost $19,462) ($ Thousands)			19,462

Total Investments in Securities — 111.9% (Cost $870,842)($ Thousands)			$1,055,374

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	88	Dec-2018	$7,409	$6,752	$(657)
S&P Mid Cap 400 Index E-MINI	51	Dec-2018	10,244	9,585	(659)

			$17,653	$16,337	$(1,316)

Percentages are based on a Net Assets of $943,049 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $106,317 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $960 ($ Thousands), or 0.1% of Net Assets of the Fund (see Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $108,050 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$926,794	$–	$–	$926,794
U.S. Treasury Obligation	–	1,050	–	1,050
Rights	15	–	3	18
Affiliated Partnership	–	108,050	–	108,050
Cash Equivalent	19,462	–	–	19,462

Total Investments in Securities	$946,271	$109,100	$3	$1,055,374

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,316)	$–	$–	$(1,316)

Total Other Financial Instruments	$(1,316)	$–	$–	$(1,316)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2018	Income
SEI Investments Co	$ 1,653	$ —	$ —	$ —	$ (261)	$ 1,392	$ 8
SEI Liquidity Fund, L.P.	133,183	145,263	(170,398)	—	2	108,050	420
SEI Daily Income Trust, Government Fund, Cl F	19,314	92,458	(92,310)	—	—	19,462	183

Totals	$ 154,150	$ 237,721	$ (262,708)	$ —	$ (259)	$ 128,904	$ 611

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 97.0%

Communication Services — 1.8%
Other Securities (A)	1.8%		$5,744

Consumer Discretionary — 14.0%
Bright Horizons Family Solutions Inc *	0.6	14,458	1,759
Dana	0.3	75,225	1,092
Deckers Outdoor Corp *	0.4	8,411	1,121
Eldorado Resorts *(A)	0.5	33,633	1,479
Fox Factory Holding Corp *	0.3	16,112	1,026
Jack in the Box	0.5	17,073	1,514
Ollie’s Bargain Outlet Holdings Inc *	0.4	15,407	1,367
Planet Fitness Inc, CI A *	0.5	26,325	1,454
Strategic Education Inc	0.5	10,438	1,425
Other Securities (A)	10.0		32,287

			44,524

Consumer Staples — 2.9%
Central Garden & Pet Co, CI A *(A)	0.1	9,780	331
Central Garden & Pet Co, CI A *	0.3	30,171	938
Simply Good Foods Co/The *	0.3	51,516	1,047
Other Securities (A)	2.2		6,895

			9,211

Energy — 4.7%
PBF Energy Inc, Cl A	0.3	27,338	1,057
Renewable Energy Group Inc *(A)	0.3	39,372	1,061
Other Securities (A)	4.1		12,901

			15,019

Financials — 17.9%
CNO Financial Group Inc	0.5	77,535	1,419
FNB Corp/PA	0.4	95,103	1,166
Green Dot Corp, CI A *	0.5	18,270	1,523

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Hancock Whitney	0.6%	48,110	$1,935
Home BancShares	0.5	79,003	1,549
IBERIABANK Corp	0.5	19,505	1,458
Popular Inc	0.3	19,292	1,088
TCF Financial Corp	0.3	47,100	1,059
Wintrust Financial Corp	0.4	15,709	1,215
Other Securities ‡ (A)	13.9		44,544

			56,956

Health Care — 13.5%
BioTelemetry Inc *	0.5	23,216	1,647
CONMED Corp	0.4	17,292	1,175
Encompass Health Corp	0.4	19,020	1,430
Ensign Group Inc/The	0.3	23,796	1,080
Haemonetics Corp *	0.4	11,004	1,180
Integer Holdings Corp *	0.7	24,877	2,204
Integra LifeSciences Holdings *	0.4	21,074	1,130
Ligand Pharmaceuticals Inc *(A)	0.5	11,044	1,742
Merit Medical Systems Inc *	0.4	20,689	1,304
NeoGenomics Inc *	0.4	79,606	1,305
Omnicell Inc *	1.0	39,755	3,070
PRA Health Sciences Inc *	0.5	13,753	1,605
Other Securities (A)	7.6		24,050

			42,922

Industrials — 13.3%
ASGN Inc *	0.5	21,260	1,472
Brady, Cl A	0.3	24,642	1,073
Fortress Transportation & Infrastructure Investors LLC (B)	0.3	69,414	1,104
Matson Inc	0.5	38,080	1,498
Other Securities (A)	11.7		37,202

			42,349

Information Technology — 14.4%
Belden Inc (A)	0.4	21,475	1,198
Ciena Corp *	0.5	48,642	1,587
Cornerstone OnDemand Inc *	0.4	22,610	1,235
Euronet Worldwide Inc *	0.5	14,669	1,725
Everbridge Inc *	0.4	20,374	1,116
FireEye Inc *	0.7	118,961	2,380
LiveRamp Holdings Inc *	0.4	23,953	1,133
Mercury Systems *	0.3	20,030	1,038
Proofpoint *	0.4	12,693	1,231
Other Securities (A)	10.4		33,153

			45,796

Materials — 3.8%
Other Securities (A)	3.8		12,154

Real Estate — 7.6%
American Assets Trust Inc ‡	0.3	24,996	1,040
Other Securities ‡(A)	7.3		23,395

			24,435

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Utilities — 3.1%
NorthWestern Corp	0.4%	18,602	$1,190
Portland General Electric Co	0.4	29,121	1,402
Other Securities (A)	2.2		7,232

			9,824

Total Common Stock (Cost $276,030) ($ Thousands)			308,934

RIGHTS — 0.0%
Other Securities(C)	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

CONVERTIBLE BOND — 0.0%
Other Securities(C)(D)	0.0		—

Total Convertible Bond (Cost $444) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P.
2.270% **†(E)	10.1	32,051,250	32,052

Total Affiliated Partnership (Cost $32,050) ($ Thousands)			32,052

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	3.7	11,789,583	11,790

Total Cash Equivalent (Cost $11,790) ($ Thousands)			11,790

Total Investments in Securities — 110.8% (Cost $320,314)($ Thousands)			$352,776

Percentages are based on Net Assets of $318,349 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $31,187 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $1,104 ($ Thousands), or 0.3% of the Net Assets of the Fund (see Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is in default on interest payment.
(E)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $32,052 ($ Thousands).

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$308,934	$–	$–	$308,934
Rights	–	–	–	–
Convertible Bond	–	–	–	–
Affiliated Partnership	–	32,052	–	32,052
Cash Equivalent	11,790	–	–	11,790

Total Investments in Securities	$320,724	$32,052	$–	$352,776

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/18	Income
SEI Liquidity Fund, L.P.	$ 41,302	$ 52,336	$ (61,586)	$ –	$ –	$ 32,052	$ 63
SEI Daily Income Trust, Government Fund, Cl F	14,209	60,850	(63,269)	–	–	11,790	110

Totals	$ 55,511	$ 113,186	$ (124,855)	$ –	$ –	$ 43,842	$ 173

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Communication Services — 1.0%
Other Securities (A)	1.0%		$3,922

Consumer Discretionary — 16.2%
Big Lots Inc (A)	1.2	110,041	4,793
Carter’s Inc	0.7	27,785	2,570
Cheesecake Factory Inc/The (A)	1.0	81,755	3,858
Cooper Tire & Rubber Co (A)	0.5	58,325	1,995
Grand Canyon Education Inc *	0.6	18,412	2,253
Modine Manufacturing Co *	0.5	143,165	1,868
Sally Beauty Holdings Inc *(A)	0.5	99,456	2,099
Skechers U.S.A. Inc, CI A*	1.4	208,736	5,636
Other Securities (A)	9.8		39,184

			64,256

Consumer Staples — 4.9%
Darling Ingredients Inc *	0.4	63,217	1,383
Hain Celestial Group Inc/The *	0.9	166,169	3,440
Pilgrim’s Pride Corp *	0.8	150,455	2,985
TreeHouse Foods Inc *(A)	0.4	28,998	1,525
Other Securities (A)	2.4		9,874

			19,207

Energy — 3.5%
Gulfport Energy Corp *	0.6	271,646	2,314
Range Resources Corp (A)	0.6	153,815	2,238
Other Securities (A)	2.3		9,385

			13,937

Financials — 16.5%
American Equity Investment Life Holding Co	1.1	124,245	4,240
BankUnited Inc	1.3	146,813	5,071
Blackstone Mortgage Trust Inc, CI A ‡(A)	0.4	44,262	1,554
CNO Financial Group Inc	1.0	206,660	3,782
First Commonwealth Financial Corp	0.8	226,453	3,157

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FNB Corp/PA	1.4%	443,534	$5,438
Great Western Bancorp Inc	0.8	88,621	3,307
IBERIABANK Corp	0.4	19,409	1,451
National General Holdings Corp	1.3	197,353	5,240
Sterling Bancorp/DE	0.4	80,166	1,547
Umpqua Holdings Corp	0.9	182,480	3,511
Other Securities ‡(A)	6.7		27,277

			65,575

Health Care — 13.9%
CareDx Inc *	0.4	55,010	1,610
Prestige Consumer Healthcare Inc *(A)	0.6	56,837	2,206
Other Securities (A)	12.9		51,268

			55,084

Industrials — 17.2%
ABM Industries Inc	0.4	45,677	1,447
AECOM *	0.5	67,115	2,158
Apogee Enterprises Inc	0.7	77,035	2,808
Atlas Air Worldwide Holdings Inc *	0.9	69,010	3,675
Clean Harbors Inc *	0.9	52,336	3,377
Heartland Express Inc (A)	0.4	83,966	1,742
Heritage-Crystal Clean Inc *	0.5	74,700	2,092
Kennametal Inc	0.5	45,803	1,915
Kirby Corp *	0.4	21,490	1,641
SP Plus Corp *	0.4	49,503	1,500
TrueBlue Inc *	0.4	58,402	1,475
Other Securities (A)	11.2		44,298

			68,128

Information Technology — 13.7%
CACI International Inc, CI A *	0.4	8,438	1,391
Carbonite Inc *	0.4	52,346	1,483
ConvergeOne Holdings Inc	0.5	168,438	2,109
Euronet Worldwide Inc *	0.5	16,520	1,943
LogMeIn Inc	0.6	27,650	2,550
MACOM Technology Solutions Holdings Inc *(A)	0.5	106,219	1,887
NCR Corp *	0.5	76,325	2,115
Super Micro Computer Inc *(A)	1.3	332,390	4,953
Other Securities (A)	9.0		35,884

			54,315

Materials — 4.8%
Commercial Metals Co	0.6	111,805	2,154
Owens-Illinois Inc	1.1	228,621	4,204
United States Steel Corp	0.5	82,712	1,907
Other Securities (A)	2.6		10,802

			19,067

Real Estate — 2.9%
Other Securities ‡(A)	2.9		11,309

Utilities — 1.9%
Portland General Electric Co	0.4	33,679	1,622

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	1.5%		$6,061

			7,683

Total Common Stock (Cost $362,581) ($ Thousands)			382,483

EXCHANGE TRADED FUND — 0.2%
Other Securities(A)	0.2		926

Total Exchange Traded Fund (Cost $938) ($ Thousands)			926

WARRANT — 0.0%
Other Securities	0.0		91

Total Warrant
Total Warrants (Cost $64) ($ Thousands)			91

RIGHTS — 0.0%
Other Securities(B)	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 15.5%
SEI Liquidity Fund, L.P.
2.270% **†(C)	15.5%	61,465,165	$61,470

Total Affiliated Partnership (Cost $61,464) ($ Thousands)			61,470

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	3.1	12,087,064	12,087

Total Cash Equivalent (Cost $12,087) ($ Thousands)			12,087

Total Investments in Securities — 115.3% (Cost $437,134)($ Thousands)			$457,057

A list of the open futures contracts held by the Fund at November 30, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	5	Dec-2018	$381	$383	$2

Percentages are based on a Net Assets of $396,379 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $59,455 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $61,470 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$382,458	$–	$25	$382,483
Exchange Traded Fund	926	–	–	926
Warrants	–	91	–	91
Rights	–	–	–	–
Affiliated Partnership	61,470	–	–	61,470
Cash Equivalent	12,087	–	–	12,087

Total Investments in Securities	$456,941	$91	$25	$457,057

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2	$–	$–	$2

Total Other Financial Instruments	$2	$–	$–	$2

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Concluded)

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$ 83,111	$ 84,805	$ (106,448)	$ —	$ 2	$ 61,470	$ 201
SEI Daily Income Trust, Government Fund, CI F	28,708	102,145	(118,766)	—	—	12,087	131

Totals	$ 111,819	$ 186,950	$ (225,214)	$ —	$ 2	$ 73,557	$ 332

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund

Sector Weightings †:

† Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 1.3%
lAC/InterActiveCorp *	0.6%	47,616	$8,474
Other Securities (A)	0.7		8,647

			17,121

Consumer Discretionary — 15.2%
Bright Horizons Family Solutions Inc *	0.5	53,150	6,467
Carter’s Inc	0.4	54,337	5,026
Foot Locker Inc	0.4	84,866	4,786
Grand Canyon Education Inc *	0.6	65,452	8,009
Hanesbrands Inc (A)	0.4	361,119	5,745
Kohl’s Corp	0.3	69,667	4,680
Ollie’s Bargain Outlet Holdings Inc *(A)	0.3	48,985	4,345
Planet Fitness Inc, CI A *	0.4	99,701	5,505
Sally Beauty Holdings Inc *(A)	0.5	290,094	6,124
ServiceMaster Global Holdings Inc *	0.3	102,295	4,529
Six Flags Entertainment	0.4	84,850	5,206
Skechers U.S.A. Inc, CI A *	0.5	231,909	6,262
Other Securities (A)	10.2		138,774

			205,458

Consumer Staples — 2.5%
Other Securities (A)	2.5		33,345

Energy — 3.5%
WPX Energy Inc *	0.4	350,449	4,889
Other Securities (A)(B)	3.1		42,052

			46,941

Financials — 15.0%
CIT Group Inc	0.3	99,387	4,615
Columbia Banking System	0.4	136,021	5,533
Green Dot Corp, CI A *	0.3	53,095	4,425
LPL Financial Holdings	0.4	85,871	5,510

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PacWest Bancorp	0.6%	205,840	$8,283
Starwood Property Trust Inc ‡	0.5	284,990	6,375
Zions Bancorp	0.4	112,434	5,471
Other Securities ‡(A)(B)	12.1		163,061

			203,273

Health Care — 13.1%
Exact Sciences Corp *(A)	0.4	70,131	5,469
Haemonetics Corp *	0.3	42,310	4,539
Ligand Pharmaceuticals Inc *(A)	0.5	42,527	6,709
Medidata Solutions Inc *(A)	0.4	67,134	5,183
Merit Medical Systems Inc *	0.4	81,740	5,154
Omnicell Inc *	0.4	72,170	5,574
PRA Health Sciences Inc *	0.4	43,655	5,096
Quidel Corp *	0.3	73,067	4,444
STERIS PLC	0.3	36,091	4,298
Syneos Health Inc, CI A *	0.6	160,339	8,293
Other Securities (A)	9.1		122,729

			177,488

Industrials — 17.2%
Clean Harbors Inc *	0.4	94,596	6,104
Genesee & Wyoming, CI A *	0.5	88,454	7,366
Heartland Express Inc (A)	0.4	241,652	5,014
Huntington Ingalls Industries Inc	0.4	23,398	5,042
John Bean Technologies Corp	0.4	66,618	5,499
KAR Auction Services	0.6	141,360	8,077
Kirby Corp *	0.4	77,810	5,940
MSC Industrial Direct Co Inc, CI A	0.4	63,747	5,647
Sensata Technologies Holding PLC *	0.5	158,282	7,322
Teledyne Technologies Inc *	0.4	21,848	4,907
Other Securities (A)(B)	12.8		172,342

			233,260

Information Technology — 15.0%
ACI Worldwide Inc *	0.5	215,156	6,214
CDW Corp/DE	0.3	47,633	4,415
Cornerstone OnDemand Inc *	0.3	85,322	4,660
Euronet Worldwide Inc *	0.7	78,271	9,205
FireEye Inc *	0.3	224,624	4,495
j2 Global (A)	0.4	75,654	5,584
LogMeIn Inc	0.5	78,997	7,286
Trimble *	0.5	177,486	6,750
Other Securities (A)	11.5		154,164

			202,773

Materials — 4.6%
FMC Corp	0.6	92,875	7,684
Other Securities (A)	4.0		55,287

			62,971

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 7.3%
Gaming and Leisure Properties Inc ‡	0.4%	143,928	$4,955
Medical Properties Trust ‡(A)	0.7	545,034	9,413
Other Securities ‡(A)	6.2		84,674

			99,042

Utilities — 2.4%
Other Securities	2.4		32,432

Total Common Stock (Cost $1,184,329) ($ Thousands)			1,314,104

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.7%
SEI Liquidity Fund, L.P. 2.270% **†(C)	10.7%	145,617,675	$145,625

Total Affiliated Partnership (Cost $145,616) ($ Thousands)			145,625

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	3.6	48,574,975	48,575

Total Cash Equivalent (Cost $48,575) ($ Thousands)			48,575

Total Investments in Securities — 111.4% (Cost $1,378,520)($ Thousands)			$1,508,304

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	15	Dec-2018	$1,103	$1,151	$48
S&P Mid Cap 400 Index E-MINI	6	Dec-2018	1,085	1,128	43

			$2,188	$2,279	$91

Percentages are based on a Net Assets of $1,353,801 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $129,991 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $3,804 ($ Thousands), or 0.3% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $145,625 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.
The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,314,104	$–	$–	$1,314,104
Affiliated Partnership	–	145,625	–	145,625
Cash Equivalent	48,575	–	–	48,575

Total Investments in Securities	$1,362,679	$145,625	$–	$1,508,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$91	$–	$–	$91

Total Other Financial Instruments	$91	$–	$–	$91

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/18	Income
SEI Liquidity Fund, L.P.	$217,342	$177,845	$(249,566)	$–	$4	$145,625	$200
SEI Daily Income Trust, Government Fund, Cl F	70,669	331,965	(354,059)	–	–	$48,575	461

Totals	$288,011	$509,810	$(603,625)	$–	$4	$194,200	$661

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 2.4%
AT&T Inc	0.8%	154,523	$4,827
Verizon Communications Inc	0.7	74,486	4,492
Other Securities	0.9		5,208

			14,527

Consumer Discretionary — 13.3%
Amazon.com Inc *	1.8	6,498	10,983
Best Buy Co Inc	0.6	57,711	3,728
Omnicom Group Inc	0.9	71,994	5,541
Target Corp	0.7	63,055	4,474
TJX Cos Inc/The	0.7	89,840	4,389
Other Securities	8.6		52,257

			81,372

Consumer Staples — 7.8%
Estee Lauder Cos Inc/The, Cl A	0.7	29,280	4,177
PepsiCo Inc	0.9	42,937	5,236
Procter & Gamble Co/The	1.2	79,601	7,523
Walmart Inc	1.4	86,440	8,441
Other Securities	3.6		22,584

			47,961

Energy — 4.1%
ConocoPhillips	0.8	77,485	5,128
Marathon Petroleum Corp	0.6	56,840	3,704
Other Securities	2.7		16,566

			25,398

Financials — 15.1%
Bank of New York Mellon Corp/The	0.9	105,819	5,430
Capital One Financial Corp	1.1	76,487	6,859
Citigroup Inc	1.2	115,803	7,503
Fifth Third Bancorp	0.8	174,025	4,861
JPMorgan Chase & Co	2.1	114,575	12,740
MetLife Inc	0.8	105,152	4,693
Prudential Financial Inc	0.6	37,625	3,528
T Rowe Price Group Inc	1.2	71,462	7,100

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡	6.4%		$39,976

			92,690

Health Care — 13.5%
Amgen Inc	1.2	36,055	7,508
Baxter International Inc	1.0	88,882	6,093
Bristol-Myers Squibb Co	0.5	60,833	3,252
Cigna Corp	0.7	17,866	3,991
CVS Health Corp	0.7	51,388	4,121
Johnson & Johnson	1.1	47,054	6,912
Merck & Co Inc	0.7	57,130	4,533
Pfizer Inc	1.2	156,699	7,244
UnitedHealth Group Inc	1.0	21,373	6,014
WellCare Health Plans Inc *	0.6	14,236	3,628
Other Securities	4.8		29,617

			82,913

Industrials — 10.3%
Expeditors International of Washington Inc	0.9	73,752	5,612
Honeywell International Inc	0.8	31,820	4,670
PACCAR Inc	0.9	92,080	5,729
Other Securities	7.7		47,282

			63,293

Information Technology — 23.9%
Accenture PLC, Cl A	1.0	37,764	6,213
Alphabet Inc, CI A *	1.0	5,394	5,985
Alphabet Inc, CI C *	1.3	7,024	7,687
Apple Inc	1.4	48,157	8,600
Cisco Systems Inc	1.7	211,334	10,117
Citrix Systems Inc	0.8	43,593	4,750
DXC Technology Co	0.6	55,495	3,498
HP Inc	0.8	212,850	4,896
Intel Corp	0.7	87,956	4,337
International Business Machines Corp	1.0	46,846	5,822
Microsoft Corp	2.5	137,168	15,211
NetApp Inc	0.6	55,526	3,713
Oracle Corp	0.8	98,708	4,813
Visa Inc, CI A	0.8	35,001	4,960
Other Securities	8.9		55,507

			146,109

Materials — 2.8%
LyondellBasell Industries NV, CI A	0.6	38,340	3,577
Other Securities	2.2		13,460

			17,037

Real Estate — 2.4%
Prologis Inc ‡	0.5	48,557	3,270
Other Securities ‡	1.9		11,329

			14,599

Utilities — 2.2%
Exelon Corp	0.9	112,160	5,203

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	1.3%		$8,118

			13,321

Total Common Stock (Cost $602,766) ($ Thousands)			599,220

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
2.020% **†	0.7%	4,021,228	$4,021

Total Cash Equivalent (Cost $4,021) ($ Thousands)			4,021

Total Investments in Securities — 98.5%
(Cost $606,787)($ Thousands)			$603,241

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	90	Dec-2018	$12,386	$12,412	$26

Percentages are based on a Net Assets of $612,677 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

Cl – Class

PLC – Public Limited Company

S&P – Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$599,220	$–	$–	$599,220
Cash Equivalent	4,021	–	–	4,021

Total Investments in Securities	$603,241	$–	$–	$603,241

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$26	$–	$–	$26

Total Other Financial Instruments	$26	$–	$–	$26

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$ 28,900	$ 35,920	$ (60,799)	$ 4,021	$ 46

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Managed Volatility Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 5.5%
AT&T Inc	1.3%	531,607	$16,607
Verizon Communications Inc	2.0	438,044	26,414
Other Securities	2.2		29,610

			72,631

Consumer Discretionary — 7.8%
AutoZone Inc *	0.6	10,300	8,333
Comcast Corp, CI A	0.6	217,700	8,492
Target Corp	1.4	266,600	18,918
Other Securities	5.2		67,018

			102,761

Consumer Staples — 16.0%
Altria Group Inc	1.4	334,558	18,344
Ingredion Inc	0.6	77,204	8,065
JM Smucker Co/The	0.9	112,400	11,747
Kellogg Co	0.8	165,600	10,540
Kroger Co/The	0.9	418,000	12,398
PepsiCo Inc	0.7	70,301	8,572
Procter & Gamble Co/The	0.6	88,798	8,392
Tyson Foods Inc, Cl A	1.2	272,811	16,082
Walgreens Boots Alliance Inc	1.7	270,200	22,878
Walmart Inc	2.1	280,500	27,391
Other Securities	5.1		67,066

			211,475

Energy — 2.4%
Chevron Corp	0.6	69,100	8,219
Exxon Mobil Corp	0.9	152,600	12,132
Other Securities	0.9		11,318

			31,669

Financials — 14.5%
Aflac Inc	0.8	228,000	10,429
Allstate Corp/The	0.9	132,300	11,800
American Financial Group Inc/OH	1.0	123,787	12,671
Annaly Capital Management Inc ‡	0.9	1,181,065	11,858
Berkshire Hathaway Inc, CI B*	1.7	102,800	22,435
CME Group Inc, CI A	0.6	42,575	8,093
Everest Re Group Ltd	0.7	38,200	8,483

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡	7.9%		$106,993

			192,762

Health Care — 13.6%
Eli Lilly & Co	1.5	163,500	19,398
Express Scripts Holding Co *	0.7	95,500	9,690
HCA Healthcare Inc	1.1	97,700	14,068
Johnson & Johnson	2.3	203,400	29,879
Merck & Co Inc	2.2	360,162	28,575
Pfizer Inc	2.6	753,700	34,844
Other Securities	3.2		43,811

			180,265

Industrials — 6.1%
Allison Transmission Holdings Inc, CI A	0.6	179,500	8,456
Republic Services Inc, CI A	0.9	160,370	12,403
United Technologies Corp	0.7	76,600	9,333
Waste Management Inc	1.4	193,832	18,172
Other Securities	2.5		32,281

			80,645

Information Technology — 15.5%
Amdocs Ltd	1.8	372,977	24,210
Apple Inc	1.7	124,800	22,287
Cisco Systems Inc	1.7	463,800	22,202
F5 Networks Inc *	0.6	47,100	8,100
Intel Corp	1.7	452,000	22,288
International Business Machines Corp	0.8	89,200	11,085
Motorola Solutions Inc	1.6	158,553	20,810
Oracle Corp	0.7	191,500	9,338
Other Securities	4.9		65,214

			205,534

Materials — 2.2%
Sonoco Products Co	0.7	152,655	8,784
Other Securities	1.5		20,953

			29,737

Real Estate — 3.6%
Other Securities ‡	3.6		48,140

Utilities — 9.9%
Ameren Corp	1.0	187,246	12,849
American Electric Power Co Inc	0.7	123,938	9,635
Entergy Corp	1.4	219,700	19,127
Exelon Corp	1.5	426,200	19,771
FirstEnergy Corp	0.9	324,400	12,272
NextEra Energy Inc	0.6	45,092	8,194
Public Service Enterprise Group Inc	0.9	211,000	11,795
Other Securities	2.9		36,900

			130,543

Total Common Stock (Cost $1,068,386) ($ Thousands)			1,286,162

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	3.4%	44,745,436	$44,745

Total Cash Equivalent (Cost $44,745) ($ Thousands)			44,745

Total Investments in Securities — 100.5% (Cost $1,113,131)($ Thousands)			$1,330,907

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	126	Dec-2018	$17,336	$17,377	$41

Percentages are based on a Net Assets of $1,324,005 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,286,162	$–	$–	$1,286,162
Cash Equivalent	44,745	–	–	44,745

Total Investments in Securities	$1,330,907	$–	$–	$1,330,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$41	$–	$–	$41

Total Other Financial Instruments	$41	$–	$–	$41

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$15,317	$263,481	$(234,053)	$44,745	$323

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Australia — 2.2%
Other Securities ‡	2.2%		$49,228

Austria — 0.8%
Other Securities	0.8		18,255

Belgium — 0.9%
Other Securities	0.9		20,316

Canada — 5.5%
Bank of Montreal	0.5	155,593	11,605
BCE Inc	0.1	77,100	3,304
Rogers Communications Inc, Cl B	0.5	222,896	11,885
Toronto-Dominion Bank/The	0.7	295,281	16,343
Other Securities ‡	3.7		82,881

			126,018

Denmark — 1.1%
Other Securities	1.1		25,837

Finland — 0.6%
Other Securities	0.6		13,234

France — 1.7%
Sanofi	0.5	115,800	10,464
TOTAL SA	0.5	220,300	12,263
Other Securities	0.7		17,243

			39,970

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Germany — 2.0%
Other Securities	2.0%		$46,098

Hong Kong — 2.9%
CLP Holdings Ltd	0.8	1,637,191	18,044
Other Securities ‡	2.1		47,616

			65,660

Ireland — 0.0%
Other Securities	0.0		208

Israel — 1.7%
Bank Leumi Le-Israel BM	0.4	1,521,925	9,968
Other Securities	1.3		29,829

			39,797

Italy — 0.3%
Other Securities	0.3		7,284

Japan — 8.0%
McDonald’s Holdings Co Japan Ltd	0.1	45,700	2,049
Nippon Telegraph & Telephone Corp	0.8	431,600	17,789
Other Securities ‡	7.1		163,340

			183,178

Luxembourg — 0.1%
Other Securities	0.1		1,300

Netherlands — 0.9%
Koninklijke Ahold Delhaize NV	0.5	453,982	11,671
Other Securities (A)	0.4		9,377

			21,048

New Zealand — 1.0%
Other Securities ‡	1.0		23,156

Norway — 1.1%
Telenor ASA	0.4	503,762	9,747
Other Securities	0.7		15,267

			25,014

28	SEI Institutional Investments Trust / Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Portugal — 0.1%
Other Securities	0.1%		$2,148

Singapore — 2.0%
United Overseas Bank Ltd	0.5	653,100	11,972
Other Securities ‡	1.5		34,280

			46,252

Spain — 0.6%
Other Securities (A)	0.6		12,550

Sweden — 1.2%
Other Securities	1.2		26,603

Switzerland — 3.4%
Roche Holding AG	1.1	96,575	25,039
Swiss Life Holding AG	0.5	26,833	10,523
Other Securities	1.8		42,484

			78,046

United Kingdom — 4.4%
GlaxoSmithKline PLC	0.7	700,700	14,498
Other Securities ‡	3.7		85,176

			99,674

United States — 56.3%
Altria Group Inc	0.6	234,543	12,860
Amdocs Ltd	0.7	245,958	15,965
Ameren Corp	0.4	144,300	9,902
Annaly Capital Management Inc ‡	0.5	1,016,565	10,206
Apple Inc	1.0	121,200	21,644
BCE Inc	0.5	245,187	10,514
Berkshire Hathaway Inc, CI B*	1.3	136,412	29,771
Chevron Corp	0.5	89,000	10,586
Cigna Corp	0.5	52,128	11,644
Cisco Systems Inc	0.7	325,121	15,564
Entergy Corp	0.8	207,387	18,055
Estee Lauder Cos Inc/The, Cl A	0.6	96,878	13,821
Exelon Corp	1.2	604,803	28,057
Exxon Mobil Corp	0.5	135,000	10,733
FirstEnergy Corp	0.6	342,500	12,957
HCA Healthcare Inc	1.0	154,375	22,228
Intel Corp	0.7	340,000	16,765
International Business Machines Corp	0.6	109,800	13,645
Johnson & Johnson	1.6	240,191	35,284

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States (continued)
Kellogg Co	0.5%	163,200	$10,388
McDonald’s Corp	0.4	43,464	8,193
Merck & Co Inc	1.2	342,860	27,203
Motorola Solutions Inc	0.7	124,928	16,397
PepsiCo Inc	0.5	96,087	11,717
Pfizer Inc	1.7	853,783	39,470
Phillips 66	0.4	106,924	10,000
Procter & Gamble Co/The	0.7	160,256	15,146
Public Service Enterprise Group Inc	0.6	230,400	12,879
Starwood Property Trust Inc ‡	0.5	529,967	11,855
Target Corp	0.8	264,395	18,761
Tyson Foods Inc, CI A	0.5	193,138	11,386
Verizon Communications Inc	1.0	392,400	23,662
Walgreens Boots Alliance Inc	0.7	182,200	15,427
Walmart Inc	1.0	235,475	22,994
Walt Disney Co/The	0.8	157,176	18,152
Waste Management Inc	0.9	206,127	19,324
Other Securities ‡	29.1		672,848

			1,286,003

Total Common Stock (Cost $2,098,786) ($ Thousands)			2,256,877

PREFERRED STOCK — 0.0%

Germany — 0.0%
Other Securities (B)	0.0		495

Sweden — 0.0%
Other Securities (B)	0.0		399

Total Preferred Stock (Cost $951) ($ Thousands)			894

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **‡	0.9	20,357,470	20,357

Total Cash Equivalent (Cost $20,357) ($ Thousands)			20,357

Total Investments in Securities — 99.7% (Cost $2,120,094)($ Thousands)			$2,278,128

SEI Institutional Investments Trust / Annual Report / November 30, 2018	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	13	Dec-2018	$511	$466	$(31)
FTSE 100 Index	4	Dec-2018	387	356	(23)
Hang Seng Index	2	Dec-2018	338	339	1
S&P 500 Index E-MINI	13	Dec-2018	1,895	1,793	(102)
SPI 200 Index	5	Dec-2018	555	518	(39)
TOPIX Index	10	Dec-2018	1,553	1,469	(74)

			$5,239	$4,941	$(268)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	USD	5	CHF	5	$–
Brown Brothers Harriman	12/14/18	USD	38	SEK	347	–
Brown Brothers Harriman	12/14/18	USD	39	DKK	254	–
Brown Brothers Harriman	12/14/18	USD	41	SGD	57	–
Brown Brothers Harriman	12/14/18	USD	48	NOK	411	–
Brown Brothers Harriman	12/14/18	USD	58	HKD	450	–
Brown Brothers Harriman	12/14/18	USD	67	NZD	99	–
Brown Brothers Harriman	12/14/18	USD	144	CAD	191	(1)
Brown Brothers Harriman	12/14/18	USD	68	GBP	54	–
Brown Brothers Harriman	12/14/18	USD	126	GBP	98	–
Brown Brothers Harriman	12/14/18	USD	60	AUD	83	–
Brown Brothers Harriman	12/14/18	USD	135	AUD	185	–
Brown Brothers Harriman	12/14/18	USD	161	EUR	142	–
Brown Brothers Harriman	12/14/18	USD	157	EUR	138	(1)
Brown Brothers Harriman	12/14/18	NZD	16,535	USD	11,214	(145)
Brown Brothers Harriman	12/14/18	SGD	57	USD	42	–
Brown Brothers Harriman	12/14/18	SGD	30,282	USD	22,033	(47)
Brown Brothers Harriman	12/14/18	AUD	34,536	USD	24,983	(241)
Brown Brothers Harriman	12/14/18	GBP	37,862	USD	48,599	250
Brown Brothers Harriman	12/14/18	GBP	555	USD	708	(1)
Brown Brothers Harriman	12/14/18	CHF	167	USD	168	1
Brown Brothers Harriman	12/14/18	CHF	39,704	USD	39,788	(18)
Brown Brothers Harriman	12/14/18	CAD	77,538	USD	58,575	206
Brown Brothers Harriman	12/14/18	CAD	494	USD	370	(2)
Brown Brothers Harriman	12/14/18	DKK	87,977	USD	13,384	15
Brown Brothers Harriman	12/14/18	DKK	1,278	USD	194	(1)
Brown Brothers Harriman	12/14/18	EUR	98,517	USD	111,835	133
Brown Brothers Harriman	12/14/18	EUR	1,414	USD	1,598	(5)
Brown Brothers Harriman	12/14/18	NOK	104,197	USD	12,141	19
Brown Brothers Harriman	12/14/18	NOK	1,424	USD	165	–
Brown Brothers Harriman	12/14/18	SEK	132,466	USD	14,583	3
Brown Brothers Harriman	12/14/18	SEK	1,469	USD	162	–
Brown Brothers Harriman	12/14/18	HKD	266,423	USD	34,066	6
Brown Brothers Harriman	12/14/18	HKD	2,278	USD	291	–
Brown Brothers Harriman	12/14/18	JPY	20,321	USD	180	–

30	SEI Institutional Investments Trust / Annual Report / November 30, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	JPY	10,661,821	USD	93,941	$(108)

						$63

Percentages are based on a Net Assets of $2,285,076 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $3,837 ($ Thousands), representing 0.2% of the net assets of the Fund.

(B)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,256,244	$633	$–	$2,256,877
Preferred Stock	894	–	–	894
Cash Equivalent	20,357	–	–	20,357

Total Investments in Securities	$2,277,495	$633	$–	$2,278,128

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2	$–	$–	$2
Unrealized Depreciation	(269)	–	–	(269)
Forwards Contracts *
Unrealized Appreciation	–	633	–	633
Unrealized Depreciation	–	(570)	–	(570)

Total Other Financial Instruments	$(267)	$63	$–	$(204)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

The accompanying notes are an integral part of the financial statements.

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$39,473	$141,706	$(160,822)	$20,357	$392

SEI Institutional Investments Trust / Annual Report / November 30, 2018	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.1%

Argentina — 0.5%
MercadoLibre Inc (A)	0.5%	111,261	$39,160
Other Securities	0.0		2,282

			41,442

Australia — 4.3%
OZ Minerals	0.4	4,944,442	31,269
Other Securities ‡(A)	3.9		304,918

			336,187

Austria — 0.8%
Other Securities	0.8		66,085

Belgium — 0.0%
Other Securities	0.0		3,142

Brazil — 1.7%
B3 SA - Brasil Bolsa Balcao	0.4	4,334,716	31,547
Other Securities (A)	1.3		98,730

			130,277

British Virgin Islands — 0.1%
Other Securities	0.1		9,400

Canada — 4.8%
Royal Bank of Canada	0.4	420,981	30,857
Suncor Energy	0.5	1,294,381	41,721
Toronto-Dominion Bank/The	0.5	643,038	35,589
Other Securities (A)	3.4		266,190

			374,357

Chile — 0.2%
Other Securities	0.2		16,723

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

China — 3.4%
Baidu Inc ADR *	0.6%	262,064	$49,342
Ping An Insurance Group Co of China Ltd, Cl H	0.6	4,654,500	45,024
Other Securities (A)	2.2		168,496

			262,862

Colombia — 0.2%
Other Securities (A)	0.2		18,870

Czech Republic — 0.1%
Other Securities	0.1		9,912

Denmark — 1.4%
Orsted (B)	0.4	515,771	33,561
Other Securities	1.0		76,904

			110,465

Finland — 1.2%
Neste OYJ	0.4	407,314	31,831
Other Securities	0.8		65,387

			97,218

France — 6.0%
Arkema	0.4	361,573	34,307
AXA SA	0.4	1,417,327	34,526
Edenred	0.4	852,156	32,496
Engie SA	0.6	3,409,864	47,951
L’Oreal SA	0.5	154,642	36,402
Other Securities (A)	3.7		281,026

			466,708

Germany — 5.6%
Deutsche Boerse AG	0.8	520,155	66,433
SAP SE	1.0	765,577	78,811
Siemens	0.5	334,196	38,747
Other Securities	3.3		248,451

			432,442

Hong Kong — 3.6%
Anhui Conch Cement Co Ltd, Cl H	0.5	6,816,500	35,582
Hong Kong Exchanges & Clearing Ltd	0.6	1,680,773	48,969
Other Securities	2.5		198,668

			283,219

Hungary — 0.1%
Other Securities	0.1		10,958

India — 1.8%
ICICI Bank Ltd ADR	0.8	5,986,529	60,883
Other Securities	1.0		82,246

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

India (continued)
			$143,129

Indonesia — 0.1%
Other Securities	0.1%		11,292

Ireland — 0.7%
Other Securities	0.7		52,590

Israel — 1.7%
Check Point Software Technologies Ltd *(A)	0.9	640,505	71,615
Other Securities (A)	0.8		58,118

			129,733

Italy — 1.4%
Other Securities (A)	1.4		111,818

Japan — 13.6%
Denso Corp	0.5	822,100	37,988
Kao	0.4	461,276	33,953
Omron	0.5	795,600	34,963
Sony Corp	0.6	831,300	43,465
Other Securities	11.6		905,320

			1,055,689

Malaysia — 0.4%
Other Securities	0.4		28,866

Mexico — 0.8%
Fomento Economico Mexicano	0.5	4,403,592	38,173
Other Securities	0.3		24,230

			62,403

Netherlands — 4.2%
Koninklijke DSM	0.9	844,028	74,770
Royal Dutch Shell PLC, Cl A	0.7	1,831,235	55,370
Other Securities	2.6		200,521

			330,661

Norway — 2.1%
DNB ASA	0.6	2,703,889	46,357
Equinor ASA (A)	0.6	1,848,575	43,081
Other Securities (A)	0.9		71,416

			160,854

Panama — 0.2%
Other Securities (A)	0.2		14,962

Peru — 0.3%
Other Securities	0.3		22,057

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Poland — 0.2%
Other Securities	0.2%		$16,452

Portugal — 0.5%
Other Securities	0.5		42,134

Russia — 0.8%
Sberbank of Russia PJSC ADR	0.5	3,045,493	36,104
Other Securities	0.3		25,680

			61,784

Singapore — 0.8%
DBS Group Holdings Ltd	0.5	2,082,000	36,997
Other Securities	0.3		29,061

			66,058

South Africa — 1.0%
Naspers Ltd, Cl N	0.4	180,424	35,951
Other Securities (A)	0.6		45,767

			81,718

South Korea — 2.8%
Samsung Electronics Co Ltd	1.1	2,238,131	83,559
Other Securities (A)	1.7		136,753

			220,312

Spain — 2.7%
Amadeus IT Group SA, Cl A	0.9	989,175	70,850
Industria de Diseno Textil SA	0.7	1,702,557	52,222
Other Securities	1.1		88,319

			211,391

Sweden — 1.1%
Other Securities	1.1		85,384

Switzerland — 5.1%
Lonza Group	0.4	98,936	31,967
Nestle SA	0.5	436,491	37,187
Novartis AG ADR	0.4	349,335	31,975
Roche Holding AG	1.3	391,238	101,436
Swiss Life Holding AG	0.5	109,810	43,062
Other Securities (A)	2.0		154,661

			400,288

Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co Ltd	0.4	4,509,000	33,011
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.6	1,259,993	47,363
Other Securities (A)	1.0		72,051

			152,425

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Thailand — 0.7%
Other Securities	0.7%		$55,919

Turkey — 0.2%
Other Securities	0.2		18,799

United Arab Emirates — 0.0%
Other Securities	0.0		512

United Kingdom — 7.5%
Burberry Group PLC	0.5	1,566,697	35,511
Rio Tinto PLC	0.8	1,307,013	59,351
Other Securities (A)	6.2		488,507

			583,369

United States — 4.8%
Accenture PLC, Cl A	0.4	207,415	34,124
Equinix Inc ‡	0.5	98,585	37,983
ICON PLC *	1.1	579,742	83,900
IHS Markit Ltd *	0.4	604,378	32,256
Other Securities (A)	2.4		188,446

			376,709

Total Common Stock (Cost $6,529,097) ($ Thousands)			7,167,575

PREFERRED STOCK (C) — 0.4%

Brazil — 0.2%
Other Securities	0.2		17,950

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Germany — 0.1%
Other Securities	0.1%		$8,707

Spain — 0.0%
Other Securities	0.0		3,631

Total Preferred Stock (Cost $30,786) ($ Thousands)			30,288

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1		9,505

Total Exchange Traded Fund (Cost $10,239) ($ Thousands)			9,505

AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P. 2.270% **†(D)	4.8	373,832,540	373,863

Total Affiliated Partnership (Cost $373,820) ($ Thousands)			373,863

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	3.5	273,699,268	273,699

Total Cash Equivalent (Cost $273,699) ($ Thousands)			273,699

Total Investments in Securities — 100.9% (Cost $7,217,641) ($ Thousands)			$7,854,930

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	2,591	Dec-2018	$98,702	$92,791	$(4,097)
FTSE 100 Index	425	Dec-2018	40,207	37,790	(1,687)
Hang Seng Index	286	Dec-2018	48,316	48,480	164
S&P TSX 60 Index	222	Dec-2018	31,654	30,490	(543)
SPI 200 Index	253	Dec-2018	27,493	26,207	(1,616)
TOPIX Index	381	Dec-2018	58,315	55,967	(2,105)

			$304,687	$291,725	$(9,884)

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Thousands)
Goldman Sachs	03/15/19	JPY	1,357,545	USD	12,181	$115
Morgan Stanley	01/28/19	EUR	15,450	USD	17,770	187
Morgan Stanley	01/28/19	GBP	22,395	USD	29,109	448

						$750

Percentages are based on a Net Assets of $7,786,312 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018, was $354,580 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	There is currently no rate available

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $373,863 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

JPY — Japanese Yen

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPI — Share Price Index

Ltd. — Limited

PLC — Public Limited Company

TOPIX — Tokyo Stock Exchange

TSX — Toronto Stock Exchange

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$7,167,327	$248	$–	$7,167,575
Preferred Stock	26,657	3,631	–	30,288
Exchange Traded Fund	9,505	–	–	9,505
Affiliated Partnership	–	373,863	–	373,863
Cash Equivalent	273,699	–	–	273,699

Total Investments in Securities	$7,477,188	$377,742	$–	$7,854,930

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$164	$–	$–	$164
Unrealized Depreciation	(10,048)	–	–	(10,048)
Forwards Contracts*
Unrealized Appreciation	–	750	–	750

Total Other Financial Instruments	$(9,884)	$750	$–	$(9,134)

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Apreciation	Value 11/30/18	Income
SEI Liquidity Fund, L.P.	$359,951	$1,134,292	$(1,120,394)	$ –	$14	$373,863	$1,488
SEI Daily Income Trust, Government Fund, Cl F	198,759	364,626	(289,686)	–	–	$273,699	1,726

Totals	$558,710	$1,498,918	$(1,410,080)	$ –	$14	$647,562	$3,214

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Argentina — 0.8%
MercadoLibre Inc	0.8%	2,335	$822
Other Securities	0.0		32

			854

Australia — 2.7%
BHP Billiton Ltd	0.4	17,077	383
BHP Billiton Ltd ADR	0.3	6,000	266
Other Securities ‡	2.0		2,077

			2,726

Austria — 1.9%
Erste Group Bank AG	0.7	17,564	693
Other Securities	1.2		1,247

			1,940

Brazil — 1.3%
Other Securities	1.3		1,329

Canada — 6.2%
Alimentation Couche-Tard Inc, Cl B	0.5	9,600	504
Bank of Montreal	0.6	7,700	574
Fairfax Financial Holdings Ltd	0.5	1,111	525
Rogers Communications Inc, Cl B	0.5	9,900	528
Royal Bank of Canada	0.6	8,700	638
Toronto-Dominion Bank/The	0.9	16,700	924
Other Securities	2.6		2,671

			6,364

Chile — 0.5%
Other Securities	0.5		522

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

China — 2.6%
Alibaba Group Holding Ltd ADR *	0.7%	4,299	$692
Other Securities	1.9		2,011

			2,703

Colombia — 0.6%
Other Securities	0.6		657

Czech Republic — 0.2%
Other Securities	0.2		219

Denmark — 1.5%
Novo Nordisk A/S, CI B	0.5	11,123	516
Other Securities	1.0		964

			1,480

Finland — 2.1%
Neste OYJ	0.5	7,014	548
Other Securities	1.6		1,646

			2,194

France — 4.9%
Edenred	0.8	20,283	773
EssilorLuxottica SA	0.5	4,014	510
Safran SA	0.7	5,421	677
Other Securities	2.9		3,032

			4,992

Germany — 5.3%
Deutsche Boerse AG	0.7	5,318	679
SAP SE	0.9	8,911	917
Other Securities	3.7		3,815

			5,411

Greece — 0.2%
Other Securities	0.2		206

Hong Kong — 3.1%
AIA Group Ltd	0.6	77,200	630
Anhui Conch Cement Co Ltd, Cl H	0.6	124,500	650
Industrial & Commercial Bank of China Ltd, Cl H	0.5	730,000	519
Other Securities	1.4		1,401

			3,200

Hungary — 0.2%
Other Securities	0.2		179

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

India — 2.1%
HDFC Bank Ltd ADR	0.6%	5,840	$592
ICICI Bank Ltd ADR	0.6	57,788	588
Other Securities (A)	0.9		947

			2,127

Indonesia — 0.5%
Other Securities	0.5		461

Ireland — 0.9%
Ryanair Holdings PLC ADR *	0.5	6,046	498
Other Securities	0.4		456

			954

Israel — 1.6%
Check Point Software Technologies Ltd *	0.9	8,092	905
Other Securities	0.7		681

			1,586

Italy — 1.2%
Other Securities	1.2		1,221

Japan — 10.7%
Denso Corp	0.8	17,800	823
Hitachi Ltd	0.6	20,300	588
Japan Exchange Group Inc	0.6	31,500	567
Secom Co Ltd	0.6	6,800	575
Sony Corp	0.8	16,000	837
Sumitomo Mitsui Trust Holdings Inc	0.6	15,300	613
Other Securities	6.7		6,986

			10,989

Malaysia — 0.5%
Other Securities	0.5		527

Mexico — 0.6%
Other Securities	0.6		653

Netherlands — 2.3%
Unilever NV	0.5	9,493	527
Other Securities	1.8		1,818

			2,345

Norway — 2.4%
DNB ASA	0.6	37,299	639
Equinor ASA	0.9	37,960	885

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Norway (continued)
Equinor ASA ADR	0.6%	23,725	$555
Other Securities	0.3		378

			2,457

Panama — 0.3%
Other Securities	0.3		306

Peru — 0.5%
Credicorp Ltd	0.5	2,414	529
Other Securities	0.0		24

			553

Philippines — 0.1%
Other Securities	0.1		63

Poland — 0.3%
Other Securities	0.3		320

Portugal — 0.1%
Other Securities	0.1		126

Qatar — 0.2%
Other Securities	0.2		170

Russia — 0.5%
Other Securities	0.5		491

Singapore — 1.7%
DBS Group Holdings Ltd	0.8	42,800	761
Other Securities	0.9		973

			1,734

South Africa — 1.8%
Naspers Ltd, Cl N	0.7	3,669	731
Other Securities	1.1		1,084

			1,815

South Korea — 3.0%
Samsung Electronics Co Ltd	1.8	49,146	1,835
Other Securities	1.2		1,269

			3,104

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Spain — 2.5%
Amadeus IT Group SA, CI A	1.0%	13,962	$1,000
Other Securities	1.5		1,564

			2,564

Sweden — 2.4%
Other Securities	2.4		2,404

Switzerland — 5.8%
Credit Suisse Group AG	0.3	22,065	260
Credit Suisse Group AG ADR	0.3	28,210	333
Nestle SA	0.9	10,886	927
Novartis AG	0.5	5,875	535
Novartis AG ADR	0.7	7,690	704
Roche Holding AG	1.5	6,043	1,567
Other Securities	1.6		1,620

			5,946

Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co Ltd	0.8	106,000	776
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.9	23,325	877
Other Securities	1.0		1,082

			2,735

Thailand — 1.4%
PTT Exploration & Production PCL	0.5	126,400	507
PTT PCL	0.6	426,000	638
Other Securities	0.3		328

			1,473

Turkey — 0.5%
Other Securities	0.5		516

United Arab Emirates — 0.0%
Other Securities	0.0		7

United Kingdom — 9.2%
Diageo PLC	0.7	18,798	677
HSBC Holdings PLC	0.9	103,428	877
Rio Tinto PLC	0.7	15,954	724
Rio Tinto PLC ADR	0.4	8,628	403
Other Securities	6.5		6,756

			9,437

United States — 4.6%
Carnival Corp, CI A	0.6	9,611	579

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States (continued)
ICON PLC *	1.8%	12,918	$1,870
Other Securities	2.2		2,214

			4,663

Total Common Stock (Cost $92,793) ($ Thousands)			96,723

PREFERRED STOCK — 0.5%

Brazil — 0.4%
Other Securities (B)	0.4		407

Germany — 0.1%
Other Securities (B)	0.1		114

Spain — 0.0%
Other Securities (B)	0.0		78

Total Preferred Stock (Cost $613) ($ Thousands)			599

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
2.020% **†	2.7	2,722,993	2,723

Total Cash Equivalent (Cost $2,723) ($ Thousands)			2,723

Total Investments in Securities — 97.7% (Cost $96,129)($ Thousands)			$100,045

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	25	Dec-2018	$940	$895	$(29)
FTSE 100 Index	4	Dec-2018	359	356	(4)
Hang Seng Index	2	Dec-2018	338	339	1
S&P TSX 60 Index	3	Dec-2018	405	412	8
SPI 200 Index	4	Dec-2018	418	414	(5)
TOPIX Index	3	Dec-2018	438	441	4

			$2,898	$2,857	$(25)

Percentages are based on a Net Assets of $102,360 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $256 ($ Thousands), representing 0.2% of the net assets of the Fund.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

LTD — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$95,934	$789	$–	$96,723
Preferred Stock	599	–	–	599
Cash Equivalent	2,723	–	–	2,723

Total Investments in Securities	$99,256	$789	$–	$100,045

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$13	$–	$–	$13
Unrealized Depreciation	(38)	–	–	(38)

Total Other Financial Instruments	$(25)	$–	$–	$(25)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	39

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Income
SEI Daily Income Trust, Government Fund, Cl F	$4,361	$5,656	$(7,294)	$2,723	$28

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund

Sector Weighting†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Argentina — 0.0%
Other Securities	0.0%		$4

Australia — 0.4%
Other Securities ‡	0.4		4,473

Austria — 0.1%
Other Securities	0.1		1,629

Belgium — 0.1%
Other Securities	0.1		966

Brazil — 0.3%
Other Securities	0.3		3,345

Canada — 1.9%
Canadian National Railway	0.6	77,345	6,643
Other Securities ‡	1.3		14,155

			20,798

Chile — 0.0%
Other Securities	0.0		30

China — 0.2%
Other Securities	0.2		2,238

Colombia — 0.1%
Other Securities	0.1		620

Czech Republic — 0.0%
Other Securities	0.0		111

Denmark — 0.5%
Other Securities	0.5		5,690

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Finland — 0.5%
Other Securities	0.5%		$5,560

France — 4.9%
Publicis Groupe SA	0.5	88,000	5,217
Sanofi	0.5	60,300	5,449
Other Securities ‡	3.9		43,891

			54,557

Germany — 1.7%
MTU Aero Engines AG	0.7	36,129	7,510
Other Securities	1.0		11,737

			19,247

Greece — 0.1%
Other Securities	0.1		1,236

Hong Kong — 0.7%
Other Securities	0.7		8,430

Hungary — 0.1%
Other Securities	0.1		1,534

India — 0.3%
Other Securities	0.3		3,177

Indonesia — 0.1%
Other Securities	0.1		927

Ireland — 0.4%
Other Securities	0.4		4,048

Israel — 0.2%
Other Securities	0.2		2,028

Italy — 1.5%
Other Securities	1.5		16,817

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	41

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Japan — 16.9%
Asahi Group Holdings	0.7%	187,859	$7,865
Central Japan Railway	0.9	48,511	9,965
Daito Trust Construction	0.8	64,386	8,409
Honda Motor	0.5	210,100	5,925
ITOCHU Corp	0.6	351,226	6,236
KDDI Corp	0.5	240,900	5,652
Mazda Motor	0.5	551,300	5,875
Mitsubishi Heavy Industries	0.5	153,200	5,824
Nippon Steel & Sumitomo Metal	0.5	311,500	5,695
Nippon Telegraph & Telephone Corp	0.6	155,800	6,421
Nissan Motor Co Ltd	0.6	751,900	6,584
Nomura Holdings	0.5	1,263,300	5,690
Sumitomo Electric Industries	0.5	425,600	5,969
Sumitomo Mitsui Financial Group Inc	0.5	149,900	5,522
Sumitomo Mitsui Trust Holdings Inc	0.5	147,700	5,921
Other Securities ‡	8.2		92,710

			190,263

Luxembourg — 0.3%
Other Securities	0.3		3,840

Malaysia — 0.2%
Other Securities	0.2		1,702

Mexico — 0.1%
Other Securities	0.1		679

Netherlands — 1.2%
Royal Dutch Shell PLC, CI A	0.6	213,500	6,456
Other Securities	0.6		7,174

			13,630

New Zealand — 0.1%
Other Securities	0.1		1,242

Norway — 0.2%
Other Securities	0.2		2,037

Peru — 0.0%
Other Securities	0.0		20

Poland — 0.6%
Other Securities	0.6		6,283

Portugal — 0.0%
Other Securities	0.0		69

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Puerto Rico — 0.0%
Other Securities	0.0%		$333

Qatar — 0.0%
Other Securities	0.0		443

Romania — 0.5%
Other Securities	0.5		6,011

Russia — 2.3%
Other Securities	2.3		25,765

Singapore — 0.5%
Other Securities ‡	0.5		5,279

Slovenia — 0.3%
Other Securities	0.3		3,610

South Africa — 0.1%
Other Securities ‡	0.1		764

South Korea — 1.5%
Samsung Electronics GDR	1.1	12,385	11,560
Other Securities	0.4		5,229

			16,789

Spain — 0.5%
Other Securities	0.5		5,955

Sweden — 0.3%
Other Securities	0.3		3,732

Switzerland — 1.2%
ABB *	0.5	260,000	5,258
Other Securities	0.7		8,642

			13,900

Taiwan — 0.2%
Other Securities	0.2		2,243

Thailand — 0.3%
Other Securities	0.3		3,929

Turkey — 0.5%
Other Securities	0.5		5,608

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Kingdom — 5.6%
BP PLC	0.6%	1,006,363	$6,677
GlaxoSmithKline PLC	0.6	346,000	7,159
Next PLC	0.6	100,635	6,293
WH Smith PLC	0.6	281,769	6,852
Other Securities ‡	3.2		35,660

			62,641

United States — 47.9%
Advance Auto Parts Inc	0.5	28,846	5,126
Aflac Inc	0.9	224,574	10,272
Ally Financial Inc	0.7	308,700	8,236
AmerisourceBergen Corp	0.5	64,500	5,734
AT&T Inc	0.8	281,314	8,788
Bank of America Corp	0.6	214,924	6,104
Cigna Corp	1.1	53,986	12,059
Citigroup Inc	0.5	79,000	5,118
Delphi Automotive PLC *	0.5	75,215	5,408
Eli Lilly & Co	0.6	58,200	6,905
General Motors Co	1.1	313,425	11,894
Goldman Sachs Group Inc/The	0.7	39,615	7,554
Intel Corp	1.0	230,928	11,387
International Business Machines Corp	0.6	51,100	6,350
Johnson & Johnson	0.7	52,400	7,698
Merck & Co Inc	0.8	109,000	8,648
Moody’s Corp	0.5	33,560	5,338
MSC Industrial Direct Co Inc, Cl A	0.5	63,500	5,625
O’Reilly Automotive Inc *	0.9	28,425	9,857
Packaging Corp of America	0.6	70,628	6,909
QUALCOMM Inc	0.5	89,000	5,185
Southwest Airlines Co	0.8	164,228	8,968
Union Pacific Corp	0.8	60,985	9,378
UnitedHealth Group Inc	1.2	46,983	13,219
Other Securities ‡	30.5		346,427

			538,187

Total Common Stock (Cost $1,117,702) ($ Thousands)			1,072,419

PREFERRED STOCK(A) — 0.0%

Croatia — 0.0%
Other Securities	0.0		488

Germany — 0.0%
Other Securities	0.0		106

Total Preferred Stock (Cost $660) ($ Thousands)			594

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, CI F 2.020%**†	1.0%	11,188,769	$11,189

Total Cash Equivalent (Cost $11,189) ($ Thousands)			11,189

Total Investments in Securities — 96.4% (Cost $1,129,551) ($ Thousands)			$1,084,202

PURCHASED OPTIONS(B) — 0.0%
Total Purchased Options (Premiums Received $301) ($ Thousands)			$242

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	43

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

A list of the open option contracts held by the Fund at November 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
December 18 Put EUR Call NZD*	23,679,460	$38,875	$1.65	12/22/18	$144
December 18 Put GBP Call USD*	17,563,875	22,357	1.27	12/22/18	46

		61,232			190

Call Options
December 18 Call AUD Put USD*	11,839,730	8,631	0.73	12/22/18	12
December 18 Call AUD Put USD*	11,839,730	8,631	0.73	12/22/18	6
December 18 Call USD Put HUF*	17,759,595	5,064,859	288.00	12/22/18	34

		5,082,121			52

Total Purchased Options		$5,143,353			$242

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	(163)	Dec-2018	$(6,414)	$(5,838)	$388
FTSE 100 Index	(34)	Dec-2018	(3,292)	(3,023)	183
Hang Seng Index	37	Dec-2018	6,248	6,272	23
MSCI Emerging Markets	250	Dec-2018	12,542	12,495	(47)
MSCI Singapore Index	89	Dec-2018	2,234	2,261	18
OMX Index	32	Dec-2018	530	532	3
S&P 500 Index E-MINI	564	Dec-2018	80,689	77,784	(2,905)
S&P TSX 60 Index	127	Dec-2018	18,385	17,442	(602)
SPI 200 Index	125	Dec-2018	13,736	12,948	(897)
TOPIX Index	(616)	Dec-2018	(93,122)	(90,488)	1,322

			$31,536	$30,385	$(2,514)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	USD	70	RON	288	$–
Brown Brothers Harriman	12/14/18	USD	3	CZK	70	–
Brown Brothers Harriman	12/14/18	USD	225	CZK	5,135	–
Brown Brothers Harriman	12/14/18	USD	5	HUF	1,400	–
Brown Brothers Harriman	12/14/18	USD	341	HUF	97,036	(1)
Brown Brothers Harriman	12/14/18	USD	717	TRY	3,790	1
Brown Brothers Harriman	12/14/18	USD	74	TRY	385	(1)
Brown Brothers Harriman	12/14/18	USD	808	NZD	1,191	10
Brown Brothers Harriman	12/14/18	USD	69	PLN	262	–
Brown Brothers Harriman	12/14/18	USD	1,464	PLN	5,544	(1)
Brown Brothers Harriman	12/14/18	USD	27	ILS	100	–

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	USD	1,919	ILS	7,117	$(9)
Brown Brothers Harriman	12/14/18	NZD	8	USD	6	–
Brown Brothers Harriman	12/14/18	NZD	2,051	USD	1,391	(18)
Brown Brothers Harriman	12/14/18	USD	37	NOK	323	–
Brown Brothers Harriman	12/14/18	USD	2,591	NOK	22,235	(5)
Brown Brothers Harriman	12/14/18	CZK	2,604	USD	114	–
Brown Brothers Harriman	12/14/18	CZK	95	USD	4	–
Brown Brothers Harriman	12/14/18	ILS	5,694	USD	1,535	7
Brown Brothers Harriman	12/14/18	ILS	156	USD	42	–
Brown Brothers Harriman	12/14/18	USD	5,928	MXN	121,890	54
Brown Brothers Harriman	12/14/18	USD	94	MXN	1,901	(1)
Brown Brothers Harriman	12/14/18	USD	93	DKK	613	–
Brown Brothers Harriman	12/14/18	USD	5,980	DKK	39,304	(9)
Brown Brothers Harriman	12/14/18	AUD	56	USD	41	–
Brown Brothers Harriman	12/14/18	AUD	7,217	USD	5,222	(49)
Brown Brothers Harriman	12/14/18	USD	135	SEK	1,232	–
Brown Brothers Harriman	12/14/18	USD	9,227	SEK	83,806	(7)
Brown Brothers Harriman	12/14/18	USD	155	HKD	1,214	–
Brown Brothers Harriman	12/14/18	USD	12,000	HKD	93,849	(4)
Brown Brothers Harriman	12/14/18	SGD	111	USD	81	–
Brown Brothers Harriman	12/14/18	SGD	12,999	USD	9,457	(19)
Brown Brothers Harriman	12/14/18	USD	14,433	ZAR	200,480	8
Brown Brothers Harriman	12/14/18	USD	227	ZAR	3,103	(3)
Brown Brothers Harriman	12/14/18	CHF	14,819	USD	14,850	2
Brown Brothers Harriman	12/14/18	CHF	527	USD	528	–
Brown Brothers Harriman	12/14/18	NOK	18,154	USD	2,115	4
Brown Brothers Harriman	12/14/18	NOK	565	USD	66	–
Brown Brothers Harriman	12/14/18	USD	18,481	SGD	25,401	37
Brown Brothers Harriman	12/14/18	USD	289	SGD	396	–
Brown Brothers Harriman	12/14/18	HKD	22,189	USD	2,837	1
Brown Brothers Harriman	12/14/18	HKD	195	USD	25	–
Brown Brothers Harriman	12/14/18	USD	22,958	AUD	31,736	220
Brown Brothers Harriman	12/14/18	USD	363	AUD	497	–
Brown Brothers Harriman	12/14/18	PLN	22,944	USD	6,058	2
Brown Brothers Harriman	12/14/18	PLN	825	USD	217	–
Brown Brothers Harriman	12/14/18	MXN	192	USD	9	–
Brown Brothers Harriman	12/14/18	MXN	24,838	USD	1,208	(11)
Brown Brothers Harriman	12/14/18	CAD	25,943	USD	19,598	71
Brown Brothers Harriman	12/14/18	CAD	526	USD	395	(1)
Brown Brothers Harriman	12/14/18	ZAR	15	USD	1	–
Brown Brothers Harriman	12/14/18	ZAR	26,814	USD	1,930	(1)
Brown Brothers Harriman	12/14/18	USD	436	CHF	435	–
Brown Brothers Harriman	12/14/18	USD	28,887	CHF	28,826	(4)
Brown Brothers Harriman	12/14/18	TRY	18	USD	4	–
Brown Brothers Harriman	12/14/18	TRY	33,247	USD	6,289	(10)
Brown Brothers Harriman	12/14/18	USD	18	CAD	24	–
Brown Brothers Harriman	12/14/18	USD	34,341	CAD	45,460	(124)
Brown Brothers Harriman	12/14/18	RON	11	USD	3	–
Brown Brothers Harriman	12/14/18	RON	36,130	USD	8,790	(9)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	45

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	SEK	41,057	USD	4,520	$3
Brown Brothers Harriman	12/14/18	SEK	1,354	USD	149	–
Brown Brothers Harriman	12/14/18	GBP	43,570	USD	55,924	300
Brown Brothers Harriman	12/14/18	GBP	1,370	USD	1,747	(2)
Brown Brothers Harriman	12/14/18	DKK	45,550	USD	6,930	11
Brown Brothers Harriman	12/14/18	DKK	1,280	USD	194	(1)
Brown Brothers Harriman	12/14/18	USD	1,169	GBP	917	1
Brown Brothers Harriman	12/14/18	USD	61,987	GBP	48,294	(331)
Brown Brothers Harriman	12/14/18	USD	1,347	CNY	9,370	1
Brown Brothers Harriman	12/14/18	USD	80,894	CNY	561,285	(124)
Brown Brothers Harriman	12/14/18	USD	82,054	JPY	9,312,746	56
Brown Brothers Harriman	12/14/18	USD	1,280	JPY	144,838	(2)
Brown Brothers Harriman	12/14/18	USD	1,922	EUR	1,700	6
Brown Brothers Harriman	12/14/18	USD	110,629	EUR	97,449	(182)
Brown Brothers Harriman	12/14/18	EUR	118,984	USD	135,070	215
Brown Brothers Harriman	12/14/18	EUR	3,769	USD	4,263	(9)
Brown Brothers Harriman	12/14/18	HUF	432,489	USD	1,518	5
Brown Brothers Harriman	12/14/18	HUF	13,951	USD	49	–
Brown Brothers Harriman	12/14/18	CNY	485,836	USD	70,020	107
Brown Brothers Harriman	12/14/18	CNY	13,816	USD	1,986	(2)
Brown Brothers Harriman	12/14/18	JPY	138,231	USD	1,221	3
Brown Brothers Harriman	12/14/18	JPY	21,866,625	USD	192,667	(132)

						$53

Percentages are based on Net Assets of $1,124,119 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

CZK — Czech Koruna

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,064,728	$7,691	$–	$1,072,419
Preferred Stock	594	–	–	594
Cash Equivalent	11,189	–	–	11,189

Total Investments in Securities	$1,076,511	$7,691	$–	$1,084,202

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$242	$–	$–	$242
Futures Contracts*
Unrealized Appreciation	1,937	–	–	1,937
Unrealized Depreciation	(4,451)	–	–	(4,451)
Forwards Contracts*
Unrealized Appreciation	–	1,125	–	1,125
Unrealized Depreciation	–	(1,072)	–	(1,072)

Total Other Financial Instruments	$(2,272)	$53	$–	$(2,219)

* Futures contracts and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$14,640	$95,003	$(98,454)	$11,189	$154

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	47

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 91.7%

Argentina — 2.4%
Grupo Financiero Galicia SA ADR	0.5%	180,755	$4,982
MercadoLibre Inc	0.5	13,267	4,670
Other Securities	1.4		13,196

			22,848

Austria — 0.1%
Other Securities	0.1		823

Bangladesh — 0.4%
Other Securities	0.4		4,069

Bermuda — 0.0%
Other Securities	0.0		294

Botswana — 0.0%
Other Securities	0.0		221

Brazil — 4.1%
Banco do Brasil SA	0.5	426,600	4,914
Vale SA ADR, CI B	0.5	330,287	4,525
Other Securities	3.1		29,424

			38,863

British Virgin Islands — 0.1%
Other Securities	0.1		1,188

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Canada — 0.8%
Other Securities	0.8%		$7,709

Chile — 0.7%
Other Securities	0.7		6,163

China — 8.2%
Alibaba Group Holding Ltd ADR *	1.8	103,383	16,630
China Petroleum & Chemical Corp ADR	0.1	14,620	1,248
China Petroleum & Chemical Corp, Cl H	0.5	5,388,000	4,579
Kingdee International Software Group Co Ltd	0.5	4,488,000	4,473
Ping An Insurance Group Co of China Ltd, Cl H	0.6	600,500	5,809
Other Securities	4.7		44,335

			77,074

Colombia — 0.7%
Bancolombia SA ADR, CI R	0.4	95,611	3,826
Other Securities	0.3		2,851

			6,677

Czech Republic — 0.3%
Other Securities	0.3		2,765

Egypt — 0.7%
Other Securities	0.7		6,568

Ghana — 0.1%
Other Securities	0.1		584

Greece — 0.2%
Other Securities	0.2		1,829

Hong Kong — 11.7%
AIA Group Ltd	0.5	612,440	4,997
Bank of China Ltd, Cl H	0.4	9,152,000	4,000
China Construction Bank Corp, CI H	1.6	17,205,000	14,664
China Mobile Ltd	0.2	172,500	1,712
China Mobile Ltd ADR	0.3	62,409	3,104
CNOOC Ltd	0.5	2,925,000	4,971

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Hong Kong (continued)
Industrial & Commercial Bank of China Ltd, Cl H	0.4%	5,583,000	$3,967
Tencent Holdings Ltd	2.2	528,528	21,072
Other Securities	5.6		51,940

			110,427

Hungary — 0.2%
Other Securities	0.2		1,991

India — 8.5%
HDFC Bank Ltd ADR	0.6	59,776	6,062
Hindustan Unilever Ltd	0.5	187,018	4,707
Infosys Ltd	0.5	450,892	4,318
Tata Consultancy Services Ltd	0.7	231,885	6,549
Other Securities	6.2		58,995

			80,631

Indonesia — 1.9%
Bank Tabungan Negara Persero Tbk PT	0.1	4,373,061	816
Semen Indonesia Persero Tbk PT	0.2	2,235,400	1,880
Telekomunikasi Indonesia Persero Tbk PT ADR	0.2	71,257	1,846
Other Securities	1.4		13,288

			17,830

Ivory Coast — 0.1%
Other Securities	0.1		1,012

Kenya — 0.6%
Other Securities	0.6		6,001

Kuwait — 0.8%
National Bank of Kuwait SAKP	0.6	1,995,088	5,443
Other Securities	0.2		2,399

			7,842

Luxembourg — 0.2%
Mouwasat Medical Services Co *	0.2	100,528	2,000

			2,000

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Malaysia — 1.5%
Other Securities	1.5%		$13,892

Mauritius — 0.1%
Other Securities	0.1		1,362

Mexico — 2.0%
Other Securities	2.0		18,568

			18,568

Morocco — 0.4%
Other Securities	0.4		3,403

Netherlands — 0.1%
Other Securities	0.1		900

Nigeria — 0.6%
Zenith Bank PLC	0.5	68,040,508	4,337
Other Securities	0.1		1,189

			5,526

Oman — 0.1%
Other Securities	0.1		1,401

Panama — 0.5%
Other Securities	0.5		4,539

Peru — 1.5%
Credicorp Ltd	1.1	46,641	10,228
Other Securities	0.4		3,480

			13,708

Philippines — 3.6%
Ayala Corp	0.5	273,000	4,957
BDO Unibank Inc	0.5	2,070,285	5,149
Robinsons Land Corp	0.5	11,904,032	4,660
Other Securities	2.1		18,790

			33,556

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	49

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Poland — 1.4%
Other Securities	1.4%		$13,366

Qatar — 0.1%
Other Securities	0.1		1,296

Romania — 0.7%
Banca Transilvania SA	0.6	9,307,788	5,391
Other Securities	0.1		1,110

			6,501

Russia — 2.6%
Gazprom PJSC ADR	0.4	867,043	4,127
LUKOIL PJSC ADR	0.8	102,491	7,524
Sberbank of Russia PJSC ADR	0.7	534,019	6,330
Yandex NV, CI A *	0.6	184,169	5,433
Other Securities	0.1		1,280

			24,694

South Africa — 3.1%
Other Securities	3.1		29,120

South Korea — 9.7%
Douzone Bizon Co Ltd	0.5	97,957	4,361
KB Financial Group Inc	0.5	106,922	4,502
NCSoft Corp	0.6	11,599	5,298
Samsung Electronics Co Ltd	2.0	506,696	18,917
SK Hynix Inc	0.6	90,465	5,617
SK Innovation Co Ltd	0.6	30,649	5,373
SK Telecom Co Ltd	0.5	18,399	4,752
Other Securities	4.4		42,754

			91,574

Spain — 0.2%
Other Securities	0.2		1,714

Sri Lanka — 0.4%
Other Securities	0.4		3,429

Switzerland — 0.5%
Wizz Air Holdings PLC *	0.5	120,838	4,619

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Taiwan — 7.5%
Catcher Technology Co Ltd	0.5%	553,000	$4,749
Taiwan Semiconductor Manufacturing Co Ltd	0.8	1,059,000	7,753
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9	474,873	17,850
Other Securities	4.3		40,183

			70,535

Thailand — 3.3%
CP ALL PCL	0.4	1,901,800	3,947
Minor International PCL	0.1	804,000	886
Minor International PCL NVDR	0.4	3,184,436	3,510
PTT PCL	0.6	3,573,900	5,352
Other Securities	1.8		17,734

			31,429

Turkey — 1.2%
Other Securities	1.2		11,364

United Arab Emirates — 1.7%
Emaar Development PJSC	0.6	4,066,801	5,476
Emaar Properties PJSC	0.5	3,979,050	4,887
Other Securities	0.6		5,624

			15,987

United Kingdom — 3.2%
Halyk Savings Bank of Kazakhstan JSC GDR	0.8	633,079	7,217
Other Securities	2.4		23,304

			30,521

United States — 1.0%
Other Securities	1.0		9,880

Vietnam — 1.9%
Vincom Retail JSC *	0.3	2,186,160	2,878
Vinhomes JSC *	0.2	701,437	2,340
Other Securities	1.4		13,148

			18,366

Total Common Stock (Cost $829,596) ($Thousands)			866,659

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PARTICIPATION NOTES * – 2.8%

India — 0.6%
Other Securities	0.6%		$5,378

Kuwait — 0.4%
National Bank of Kuwait SAKP, Expires 11/20/18	0.4	1,266	3,430

Luxembourg — 0.6%
Emaar Misr for Development SAE, Expires 04/18/19	0.2	9,394	1,617
Palm Hills Developments SAE, Expires 04/18/19	0.2	11,118	1,552
Other Securities	0.2		2,222

			5,391

Pakistan — 0.2%
Other Securities	0.2		1,675

Saudi Arabia — 0.2%
Other Securities	0.2		2,161

United Kingdom — 0.1%
Other Securities	0.1		1,532

United States — 0.4%
Other Securities	0.4		3,708

Vietnam — 0.3%
Other Securities	0.3		2,874

Total Participation Notes (Cost $26,487) ($ Thousands)			26,149

Preferred Stock(A) — 2.3%

Brazil — 1.4%
Itausa - Investimentos Itau SA	0.8	2,269,669	7,228
Other Securities	0.6		5,703

			12,931

Colombia — 0.6%
Banco Davivienda SA	0.6	576,917	5,812
Other Securities	0.0		332

			6,144

South Korea — 0.3%
Samsung Electronics Co Ltd	0.3	94,663	2,850

			2,850

Total Preferred Stock (Cost $18,400) ($ Thousands)			21,925

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1%		$414

Total Exchange Traded Fund (Cost $442) ($ Thousands)			414

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**†	1.1	10,756,501	10,757

Total Cash Equivalent (Cost $10,757) ($ Thousands)			10,757

Total Investments in Securities — 98.0% (Cost $885,682)($ Thousands)			$925,904

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	51

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	153	Dec-2018	$7,350	$7,647	$297

Percentages are based on a Net Assets of $944,663 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$796,919	$69,740	$–	$866,659
Participation Notes	–	26,149	–	26,149
Preferred Stock	21,925	–	–	21,925
Exchange Traded Fund	414	–	–	414
Cash Equivalent	10,757	–	–	10,757

Total Investments in Securities	$830,015	$95,889	$–	$925,904

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$297	$–	$–	$297

Total Other Financial Instruments	$297	$–	$–	$297

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended November 30, 2018 ($ Thousands).

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Income
SEI Daily Income Trust, Government Fund, Cl F	$6,520	$62,078	$(57,841)	$10,757	$84

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES — 43.0%

Agency Mortgage-Backed Obligations — 2.8%
FHLMC ARM
4.838%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	$1,283	$1,379
4.323%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	1,131	1,194
FHLMC CMO, Ser 2007-3311, Cl FN
2.607%, VAR LIBOR USD 1 Month+0.300%, 05/15/2037	462	462
FHLMC CMO, Ser 2011-3891, Cl BF
2.857%, VAR LIBOR USD 1 Month+0.550%, 07/15/2041	1,035	1,044
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-KO10, Cl A1
3.320%, 07/25/2020	80	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KTO1, CI A
2.626%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	255	255
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO11, CI X1, IO
0.321%, 11/25/2020 (A)	106,514	410
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO18, Cl X1, IO
1.496%, 01/25/2022 (A)	13,921	463
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO28, Cl X1, IO
0.419%, 02/25/2023 (A)	148,269	1,534

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.580%, 01/25/2019 (A)	$73,570	$62
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl XI, IO
1.865%, 05/25/2019 (A)	28,088	110
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	328	333
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, CI M2
3.965%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	757	764
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, CI M3
6.115%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	725	768
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, CI M1
3.515%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	5,897	5,922
FNMA
6.000%, 09/01/2039 to 04/01/2040	593	648
4.500%, 10/01/2024	961	988
3.000%, 05/01/2022 to 12/01/2030	2,143	2,129
FNMA ARM
4.622%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	284	299
4.559%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	238	250
4.527%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	505	530
4.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.240%, 08/01/2034	1,015	1,072
4.425%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	301	317
4.380%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.140%, 10/01/2033	524	551
4.228%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	713	745
4.226%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.204%, 05/01/2035	401	422
4.225%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.346%, 04/01/2034	740	783
4.203%, VAR ICE LIBOR USD 12 Month+1.612%, 06/01/2035	393	411
4.175%, VAR ICE LIBOR USD 12 Month+1.675%, 04/01/2033	193	202

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	53

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.173%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.188%, 07/01/2036	$989	$1,044
4.084%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.211%, 10/01/2024	53	56
4.070%, VAR ICE LIBOR USD 6 Month+1.567%, 07/01/2034	241	248
4.005%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	996	1,038
4.003%, VAR ICE LIBOR USD 12 Month+1.561%, 06/01/2035	290	302
3.932%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	852	875
FNMA CMO, Ser 2010-87, Cl PF
2.715%, VAR LIBOR USD 1 Month+0.400%, 06/25/2040	1,291	1,295
FNMA CMO, Ser 2011-63, Cl FG
2.765%, VAR LIBOR USD 1 Month+0.450%, 07/25/2041	947	954
FNMA CMO, Ser 2012-112, Cl Bl, I0
3.000%, 09/25/2031	7,632	750
FNMA CMO, Ser 2013-96, Cl FW
2.715%, VAR LIBOR USD 1 Month+0.400%, 09/25/2043	1,003	1,005
FNMA Connecticut Avenue Securities, Ser 2014-CO2, CI 1M1
3.265%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	40	40
FNMA Connecticut Avenue Securities, Ser 2017-CO2, Cl 2M1
3.465%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	344	345
FNMA REMIC, Ser 2011-406, CI 6, IO
4.000%, 01/25/2041 (A)	614	126
FNMA, Ser 2017-M13, CI FA
2.682%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	596	595
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.473%, 05/25/2045 (A)(B)	190	190
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.473%, 05/25/2045 (A)(B)	1,110	1,105
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.139%, 10/25/2047 (A)(B)	230	227
GNMA ARM
3.850%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,868	1,912
3.799%, VAR ICE LIBOR USD 1 Month+1.687%, 12/20/2060	2,275	2,351
3.560%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.118%, 11/20/2060	1,785	1,821

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.122%, VAR ICE LIBOR USD 1 Month+1.049%, 12/20/2060	$2,312	$2,359
GNMA CMO, Ser 2002-66, Cl FC
2.710%, VAR LIBOR USD 1 Month+0.400%, 07/16/2031	703	707
NCUA Guaranteed Notes CMO, Ser 2010-R3, CI 2A
2.878%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	296	298
NCUA Guaranteed Notes CMO, Ser 2011-R1, CI 1A
2.768%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	97	97
NCUA Guaranteed Notes CMO, Ser 2011-R2, CI 1A
2.718%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	200	200

		44,067

Non-Agency Mortgage-Backed Obligations — 40.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
3.843%, VAR LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	2,994
ABFC Trust, Ser 2002-NC1, CI M1
3.335%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	3,361	3,350
ABFC Trust, Ser 2004-0PT5, CI M1
3.440%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2034	98	90
ABFC Trust, Ser 2005-0PT1, CI M1
3.005%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	1,897	1,893
ABFC Trust, Ser 2005-WF1, CI M1
2.855%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	2,823	2,814
Accredited Mortgage Loan Trust, Ser 2004-4, CI A1A
2.995%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	52	52
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
2.975%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	993	993
Accredited Mortgage Loan Trust, Ser 2006-2, CI A4
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 09/25/2036	6,515	6,329
Accredited Mortgage Loan Trust, Ser 2006-2, CI M1
2.585%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	995

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, CI M2
4.190%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	$2,850	$2,832
Adjustable Rate Mortgage Trust, Ser 2005-1, CI 5M1
3.365%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	4,152	4,166
Adjustable Rate Mortgage Trust, Ser 2005-2, CI 1A2
3.859%, 06/25/2035 (A)	151	144
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
3.215%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	2,373	2,385
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
2.785%, VAR ICE LIBOR USD 1 Month+0.470%, 08/25/2035	295	295
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
2.765%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,645	2,646
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	534	522
Alternative Loan Trust, Ser 2007-8CB, Cl A5
2.815%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	3,810	2,656
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
4.248%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	634	631
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R2, CI A1A
3.005%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	1,354	1,355
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R11, CI M1
2.765%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,197	3,191
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, CI M2
2.815%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	2,125	2,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R9, CI AF6
5.325%, 11/25/2035	$6	$6
Angel Oak Mortgage Trust I LLC, Ser 2017-2, CI A1
2.478%, 07/25/2047 (A)(B)	232	227
Angel Oak Mortgage Trust I LLC, Ser 2018-3, CI A1
3.649%, 09/25/2048 (A)(B)	250	250
Angel Oak Mortgage Trust LLC, Ser 2017-1, CI A1
2.810%, 01/25/2047 (A)(B)	48	48
Angel Oak Mortgage Trust LLC, Ser 2017-3, CI A1
2.708%, 11/25/2047 (A)(B)	201	199
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W7, Cl M3
3.395%, VAR ICE LIBOR USD 1 Month+1.080%, 05/25/2034	1,451	1,457
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	2,456	2,445
Asset Backed Securities Home Equity Loan Trust, Ser 2004-HE1, CI M1
3.357%, VAR ICE LIBOR USD 1 Month+1.050%, 01/15/2034	2,920	2,897
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, CI M1
3.282%, VAR ICE LIBOR USD 1 Month+0.975%, 12/15/2033	827	823
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, CI A
3.157%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	700	700
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl E
6.208%, 09/10/2045 (A)(B)	1,170	1,204
Banc of America Commercial Mortgage Trust, Ser 2007-5, CI AJ
6.235%, 02/10/2051 (A)	1,935	1,982
Banc of America Funding, Ser 2004-C, Cl 2A2
4.985%, 12/20/2034 (A)	10	10
Banc of America Funding, Ser 2005-F, Cl 4A1
4.412%, 09/20/2035 (A)	96	88
Banc of America Funding, Ser 2006-D, Cl 3A1
3.930%, 05/20/2036 (A)	71	68
Banc of America Funding, Ser 2006-I, CI 1A1
4.225%, 12/20/2036 (A)	3,166	3,243
Banc of America Funding, Ser 2010-R5, CI 4A3
3.847%, 08/26/2036 (A)(B)	1,077	1,074

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	55

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
4.381%, 12/25/2033 (A)	$1,262	$1,254
Banc of America Mortgage Trust, Ser 2004-A, CI 2A2
3.858%, 02/25/2034 (A)	1,619	1,614
Banc of America Mortgage Trust, Ser 2004-C, CI 2A1
4.148%, 04/25/2034 (A)	695	700
Banc of America Mortgage Trust, Ser 2004-D, CI 2A1
4.196%, 05/25/2034 (A)	781	789
Banc of America Mortgage Trust, Ser 2004-L, CI 1A1
4.039%, 01/25/2035 (A)	192	194
Banc of America Mortgage Trust, Ser 2005-A, CI 2A1
3.686%, 02/25/2035 (A)	36	36
Bayview Commercial Asset Trust, Ser 2003-2, CI A
3.185%, VAR LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	1,104	1,082
Bayview Commercial Asset Trust, Ser 2004-1, CI A
2.855%, VAR LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	5,194	5,123
Bayview Commercial Asset Trust, Ser 2004-3, CI A1
2.870%, VAR LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	3,109	3,065
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
3.815%, VAR LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	243	240
Bayview Commercial Asset Trust, Ser 2005-1A, CI A2
2.665%, VAR LIBOR USD 1 Month+0.350%, 04/25/2035 (B)	1,810	1,760
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
2.955%, VAR LIBOR USD 1 Month+0.640%, 11/25/2035 (B)	1,003	949
Bayview Commercial Asset Trust, Ser 2006-2A, CI A2
2.595%, VAR LIBOR USD 1 Month+0.280%, 07/25/2036 (B)	1,719	1,664
Bayview Commercial Asset Trust, Ser 2006-2A, CI A1
2.545%, VAR LIBOR USD 1 Month+0.230%, 07/25/2036 (B)	1,003	968

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2006-4A, CI A1
2.545%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	$803	$772
Bayview Commercial Asset Trust, Ser 2007-1, CI A1
2.535%, VAR LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	1,765	1,680
Bayview Commercial Asset Trust, Ser 2007-1, CI A2
2.585%, VAR LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	662	628
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, CI A1
3.352%, 11/28/2032 (B)	228	227
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, CI A
3.500%, 10/28/2057 (A)(B)	849	841
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.157%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (B)	1,000	998
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
3.337%, VAR LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,994
BBCMS Mortgage Trust, Ser 2017-GLKS, Cl E
5.157%, VAR LIBOR USD 1 Month+2.850%, 11/15/2034 (B)	4,044	4,047
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
3.428%, VAR LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,992
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
4.176%, 12/25/2033 (A)	1,533	1,534
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
4.306%, 08/25/2034 (A)	2,495	2,524
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.497%, 01/25/2034 (A)	3,291	3,315
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
4.096%, 04/25/2034 (A)	383	383
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
3.963%, 04/25/2034 (A)	1,795	1,798
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.569%, 05/25/2034 (A)	717	698
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.994%, 07/25/2034 (A)	1,576	1,579
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.241%, 07/25/2034 (A)	1,573	1,552
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
4.715%, 11/25/2034 (A)	1,271	1,285
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (A)	2,550	2,569

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (A)	$1,489	$1,489
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.943%, 06/11/2050 (A)(B)	1,869	1,874
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	732	737
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, CI 1A
2.615%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2036	23	18
BX Commercial Mortgage Trust, Ser 2018-IND, CI D
3.607%, VAR LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	1,000	998
BX Commercial Mortgage Trust, Ser 2018-IND, CI A
3.057%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	305	304
BX Trust, Ser 2017-APPL, CI B
3.457%, VAR LIBOR USD 1 Month+1.150%, 07/15/2034 (B)	4,474	4,465
BX Trust, Ser 2017-SLCT, CI C
3.707%, VAR LIBOR USD 1 Month+1.400%, 07/15/2034 (B)	4,250	4,242
BX Trust, Ser 2018-BIOA, CI D
3.628%, VAR LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	2,000	1,996
BX Trust, Ser 2018-BIOA, CI C
3.401%, 03/15/2037	2,939	2,933
BX Trust, Ser 2018-MCSF, CI B
3.112%, VAR LIBOR USD 1 Month+0.806%, 04/15/2035 (B)	2,000	1,985
BX Trust, Ser 2018-MCSF, CI A
2.883%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (B)	565	561
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, CI B
3.277%, VAR LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	2,400	2,392
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, CI D
3.907%, VAR LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	2,500	2,491
Chase Mortgage Finance Trust, Ser 2005-A1, CI 2A3
4.093%, 12/25/2035 (A)	832	808
Chase Mortgage Finance Trust, Ser 2007-A1, CI 7A1
4.257%, 02/25/2037 (A)	565	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
4.291%, 02/25/2037 (A)	$679	$687
Chase Mortgage Finance Trust, Ser 2007-A2, CI 2A3
4.346%, 07/25/2037 (A)	945	968
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
4.451%, 01/19/2034 (A)	1,726	1,716
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
3.604%, 07/25/2034 (A)	1,070	1,065
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	18	18
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
3.707%, VAR LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	1,996
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	881	869
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
3.631%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (B)	1,150	1,163
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, CI 2A1
5.000%, 07/25/2020	23	23
Citigroup Commercial Mortgage Trust, Ser 2004-C2, CI G
5.387%, 10/15/2041 (A)(B)	2,000	2,016
Citigroup Commercial Mortgage Trust, Ser 2006-C4, CI C
6.395%, 03/15/2049 (A)	1,510	1,560
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, CI A
3.137%, VAR LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,987
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
4.310%, 05/25/2035 (A)	1,183	1,207
Citigroup Mortgage Loan Trust, Ser 2005-0PT4, Cl M4
2.895%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2035	3,670	3,680
Citigroup Mortgage Loan Trust, Ser 2007-AR5. CI 1A2A
3.980%, 04/25/2037 (A)	475	440
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
2.665%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2037	673	672

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2015-2, CI 5A1
2.531%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	$896	$880
CLNS Trust, Ser 2017-IKPR, CI C
3.418%, VAR LIBOR USD 1 Month+1.100%, 06/11/2032 (B)	4,000	3,990
Cold Storage Trust, Ser 2017-ICE3, Cl D
4.407%, VAR LIBOR USD 1 Month+2.100%, 04/15/2036 (B)	4,897	4,907
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (B)	170	169
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A)(B)	297	296
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	193	193
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	71	70
COLT Mortgage Loan Trust, Ser 2017-1, Cl A2
2.819%, 05/27/2047 (A)(B)	723	712
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	1,379	1,366
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (A)(B)	1,414	1,405
COLT Mortgage Loan Trust, Ser 2018-1, Cl A2
2.981%, 02/25/2048 (A)(B)	234	231
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	848	844
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	172	171
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	475	475
COMM Mortgage Trust, Ser 2013-CR10, CI XA, IO
0.845%, 08/10/2046 (A)	39,755	1,096
COMM Mortgage Trust, Ser 2014-CR14, CI XA, IO
0.851%, 02/10/2047 (A)	34,068	873
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	876	874
COMM Mortgage Trust, Ser 2014-PAT, Cl C
3.965%, VAR LIBOR USD 1 Month+1.650%, 08/13/2027 (B)	2,000	2,000
COMM Mortgage Trust, Ser 2014-TWC, Cl D
4.565%, VAR LIBOR USD 1 Month+2.250%, 02/13/2032 (B)	3,435	3,438
COMM Mortgage Trust, Ser 2014-TWC, Cl A
3.165%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	5,000	4,998
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
4.027%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (B)	1,897	1,897

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, CI H
5.878%, 02/15/2039 (A)(B)	$619	$622
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, CI AJ
5.749%, 01/15/2049 (A)	2,528	2,572
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
4.280%, 09/25/2034 (A)	753	759
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A)(B)	315	318
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
2.615%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	2,161	2,095
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
4.237%, 06/25/2034 (A)	3,632	3,687
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
3.307%, VAR LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	1,100	1,097
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
3.110%, VAR LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	2,840	2,822
DBUBS Mortgage Trust, Ser 2011-LC2A, CI A1FL
3.664%, VAR LIBOR USD 1 Month+1.350%, 07/12/2044 (B)	92	93
DBUBS Mortgage Trust, Ser 2011-LC2A, CI XA, IO
1.249%, 07/10/2044 (A)(B)	22,579	468
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,746	1,777
Deephaven Residential Mortgage Trust, Ser 2017-1A, CI A1
2.725%, 12/26/2046 (A)(B)	74	73
Deephaven Residential Mortgage Trust, Ser 2017-2A, CI A1
2.453%, 06/25/2047 (A)(B)	175	172
Deephaven Residential Mortgage Trust, Ser 2017-3A, CI A1
2.577%, 10/25/2047 (A)(B)	224	221
Deephaven Residential Mortgage Trust, Ser 2018-1A, CI A1
2.976%, 12/25/2057 (A)(B)	316	311
Deephaven Residential Mortgage Trust, Ser 2018-3A, CI A1
3.789%, 08/25/2058 (A)(B)	477	475
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
2.855%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	1,307	1,302

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.652%, 06/27/2037 (A)(B)	$1,631	$1,645
FDIC Guaranteed Notes Trust, Ser 2010-S2, CI 1A
2.845%, VAR ICE LIBOR USD 1 Month+0.500%, 11/29/2037 (B)	12	12
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HO1, CI M3
6.415%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	1,339	1,454
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HO2, CI M3
6.065%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	1,597	1,784
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HO3, CI M3
7.065%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	2,637	2,908
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, CI M3
6.465%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	2,601	2,775
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, CI M2
4.915%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	919	933
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, CI M3
7.015%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	1,550	1,814
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, CI M3F
6.015%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	992	1,124
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, CI M1
3.506%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	1,763	1,770
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, CI M1
3.515%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	3,625	3,646
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, CI M1
3.065%, VAR ICE LIBOR USD 1 Month+0.750%, 03/25/2030	3,462	3,462
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HOA2, CI M1
3.115%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	1,876	1,876

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2004-FF11, CI M2
3.140%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	$1,732	$1,736
First Franklin Mortgage Loan Trust, Ser 2005-FF3, CI M5
3.290%, VAR ICE LIBOR USD 1 Month+0.975%, 04/25/2035	7,609	7,569
First Franklin Mortgage Loan Trust, Ser 2005-FF3, CI M4
3.215%, VAR ICE LIBOR USD 1 Month+0.900%, 04/25/2035	2,457	2,461
First Franklin Mortgage Loan Trust, Ser 2006-FFA, CI A3
2.555%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	191	170
First Franklin Mortgage Loan Trust, Ser 2006-FFB, CI A2
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2026	53	47
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, CI 3A1
4.160%, 05/25/2035 (A)	175	174
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	395	396
FNMA Connecticut Avenue Securities, Ser 2014-CO4, CI 1M2
7.215%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	4,183	4,733
FNMA Connecticut Avenue Securities, Ser 2016-CO6, CI 1M1
3.615%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	2,981	2,997
FNMA Connecticut Avenue Securities, Ser 2016-CO7, CI 2M1
3.615%, VAR ICE LIBOR USD 1 Month+1.300%, 05/25/2029	911	913
FNMA Connecticut Avenue Securities, Ser 2017-CO1, CI 1M1
3.615%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	2,130	2,140
FNMA Connecticut Avenue Securities, Ser 2017-CO3, CI 1M1
3.265%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	3,047	3,053
FNMA Connecticut Avenue Securities, Ser 2017-CO4, CI 2M1
3.165%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	3,825	3,828
FNMA Connecticut Avenue Securities, Ser 2017-CO5, CI 1M1
2.865%, VAR ICE LIBOR USD 1 Month+0.550%, 01/25/2030	1,247	1,246

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-CO3, CI 1M1
2.995%, VAR ICE LIBOR USD 1 Month+0.680%, 10/25/2030	$3,806	$3,801
FNMA Connecticut Avenue Securities, Ser 2018-CO6, CI 1M1
2.865%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	432	431
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl CFX
3.495%, 12/15/2034 (A)(B)	3,182	3,169
Galton Funding Mortgage Trust, Ser 2018-1, CI A43
3.500%, 11/25/2057 (A)(B)	2,948	2,925
GMAC Mortgage Loan Trust, Ser 2003-AR2, CI 4A1
4.820%, 12/19/2033 (A)	351	356
GMACM Home Equity Loan Trust, Ser 2007-HE2, CI A2
6.054%, 12/25/2037 (A)	1,007	981
GMACM Home Equity Loan Trust, Ser 2007-HE2, CI A3
6.193%, 12/25/2037 (A)	375	366
Great Wolf Trust, Ser 2017-WOLO, CI C
3.777%, VAR LIBOR USD 1 Month+1.320%, 09/15/2034 (B)	5,000	4,991
Greenwich Capital Commercial Funding, Ser 2006-GG7, CI AM
5.856%, 07/10/2038 (A)	1,238	1,238
GS Mortgage Securities II Trust, Ser 2018-CHLL, Cl D
3.957%, VAR LIBOR USD 1 Month+1.650%, 02/15/2037 (B)	837	836
GS Mortgage Securities Trust, Ser 2010-C2, CI A1
3.849%, 12/10/2043 (B)	7	8
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.264%, 12/10/2043 (A)(B)	34,597	73
GS Mortgage Securities Trust, Ser 2011-GC3, CI X, IO
0.819%, 03/10/2044 (A)(B)	24,605	293
GS Mortgage Securities Trust, Ser 2012-ALOHA, CI D
4.267%, 04/10/2034 (A)(B)	1,000	1,003
GS Mortgage Securities Trust, Ser 2017-500K, CI D
3.607%, VAR LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,739
GS Mortgage Securities Trust, Ser 2017-500K, CI A
3.007%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018-FBLU, Cl D
4.307%, VAR LIBOR USD 1 Month+2.000%, 11/15/2035 (B)	$2,000	$2,000
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
2.635%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,760	1,717
GSR Mortgage Loan Trust, Ser 2005-AR1, CI 1A1
4.517%, 01/25/2035 (A)	140	139
GSR Mortgage Loan Trust, Ser 2005-AR2, CI 1A2
3.785%, 04/25/2035 (A)	514	514
GSR Mortgage Loan Trust, Ser 2005-AR6, CI 3A1
3.924%, 09/25/2035 (A)	386	386
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
4.553%, 08/19/2034 (A)	2,022	2,056
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
4.262%, 11/19/2034 (A)	78	79
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
2.641%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	2,616	2,575
Hilton Orlando Trust, Ser 2018-0RL, Cl B
3.357%, VAR LIBOR USD 1 Month+1.050%, 12/15/2034 (B)	2,900	2,894
Hilton USA Trust, Ser 2016-HHV, CI D
4.333%, 11/05/2038 (A)(B)	3,910	3,789
HMH Trust, Ser 2017-NSS, CI E
6.292%, 07/05/2031 (B)	3,613	3,480
Home Equity Asset Trust, Ser 2004-1, Cl M1
3.260%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	4,296	4,267
Home Equity Asset Trust, Ser 2005-5, Cl M2
3.080%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	1,736	1,737
Home Equity Asset Trust, Ser 2005-7, Cl M1
2.765%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,437	3,439
Home Equity Asset Trust, Ser 2005-8, Cl M1
2.745%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2036	2,317	2,317
Home Equity Asset Trust, Ser 2006-3, Cl M1
2.705%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	4,005
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	1,818	1,810

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
4.714%, VAR LIBOR USD 1 Month+2.150%, 08/05/2034 (B)	$2,000	$2,007
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
5.114%, VAR LIBOR USD 1 Month+2.550%, 08/05/2034 (B)	3,435	3,425
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl D
4.161%, VAR LIBOR USD 1 Month+1.854%, 08/09/2032 (B)	3,381	3,372
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl B
3.263%, VAR LIBOR USD 1 Month+0.957%, 08/09/2032 (B)	3,000	2,988
Impac CMB Trust, Ser 2004-10, Cl 4M1
3.215%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2035	97	90
Impac CMB Trust, Ser 2004-6, Cl 1A2
3.095%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,554	2,485
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
2.565%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	643	630
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
4.431%, 07/25/2037 (A)	1,898	1,708
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
2.555%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	708	696
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	1,847	1,872
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl E
5.746%, 08/12/2037 (A)	2,000	2,047
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/2037 (A)	745	755
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-ClBC15, Cl AM
5.855%, 06/12/2043 (A)	850	860
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
5.644%, 05/15/2045 (A)(B)	853	855
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl C
6.441%, 02/12/2051 (A)(B)	607	615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
1.132%, 02/15/2046 (A)(B)	$16,117	$305
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (B)	3,000	2,978
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	61	61
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.878%, 06/25/2035 (A)	895	899
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.878%, 06/25/2035 (A)	904	908
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
4.492%, 07/25/2035 (A)	2,565	2,568
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.611%, 11/25/2033 (A)	325	333
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
4.182%, 07/25/2035 (A)	1,136	1,168
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.412%, 07/25/2035 (A)	1,863	1,892
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
4.571%, 07/25/2035 (A)	458	470
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.899%, 06/25/2037 (A)	71	69
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.031%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	341	341
JPMorgan Resecuritization Trust, Ser 2009-12, Cl 6A1
4.472%, 10/26/2035 (A)(B)	10	10
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl H
5.350%, 09/15/2040 (A)(B)	1,500	1,506
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AM
6.114%, 07/15/2040 (A)	69	69
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
3.065%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	1,268	1,265
LSTAR Securities Investment, Ser 2017-7, Cl A
4.100%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (B)	98	98

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment, Ser 2017-8, Cl A
3.995%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (B)	$220	$220
Master Asset-Backed Securities Trust, Ser 2005-WF1, CI M2
2.960%, VAR ICE LIBOR USD 1 Month+0.645%, 06/25/2035	207	207
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, CI 5A1
3.435%, 07/25/2035 (A)	51	48
MASTR Alternative Loan Trust, Ser 2003-5, CI 4A1
5.500%, 07/25/2033	1,986	2,066
Mellon Residential Funding, Ser 1999-TBC3, CI A2
2.892%, 10/20/2029 (A)	269	271
Mellon Residential Funding, Ser 2001-TBC1, CI A1
3.007%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,580	1,575
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, CI A1
2.935%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	1,135	1,128
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, CI A1
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	606	587
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.139%, 12/25/2034 (A)	1,496	1,494
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, CI A1
2.775%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,219	1,175
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, CI A2
3.536%, 02/25/2035 (A)	3,565	3,684
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, CI A5
3.536%, 02/25/2035 (A)	740	765
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, CI A3
3.536%, 02/25/2035 (A)	997	1,008
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, CI 1A
4.263%, 07/25/2035 (A)	522	419
Merrill Lynch Mortgage Investors Trust, Ser 2005-SL3, CI M1
3.005%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2036	1,288	1,269

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, CI M4
2.685%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	$2,460	$2,437
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
4.407%, 01/25/2037 (A)	4,202	4,286
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	284	275
MFA Trust, Ser 2017-RPL1, CI A1
2.588%, 02/25/2057 (A)(B)	186	181
Mill City Mortgage Loan Trust, Ser 2017-3, CI A1
2.750%, 01/25/2061 (A)(B)	611	595
Morgan Stanley Capital I Trust, Ser 2004-HE7, Cl M1
3.215%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,839	2,851
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.314%, 08/12/2041 (A)(B)	1,994	2,055
Morgan Stanley Capital I Trust, Ser 2007-T25, CI AJ
5.574%, 11/12/2049 (A)	2,939	2,968
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.707%, VAR LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	3,400	3,394
Morgan Stanley Capital I Trust, Ser 2018-BOP, Cl E
4.257%, VAR LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,442	3,433
Morgan Stanley Capital I Trust, Ser 2018-SUN, CI A
3.207%, VAR LIBOR USD 1 Month+0.900%, 07/15/2035 (B)	3,000	2,996
Morgan Stanley Capital I Trust, Ser T27, Cl AJ
6.145%, 06/11/2042 (A)	1,956	2,068
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, CI A1
3.175%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	3,082	3,057
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, CI 1A
4.650%, 11/25/2034 (A)	769	771
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, CI 4A2
4.356%, 10/25/2034 (A)	2,154	2,141
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, CI AXA
1.000%, 03/27/2051 (B)	2	2

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust, Ser 2005-1, Cl 2A
3.549%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	$1,862	$1,847
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	702	686
Motel 6 Trust, Ser 2017-MTL6, CI A
3.227%, VAR LIBOR USD 1 Month+0.920%, 08/15/2034 (B)	2,881	2,878
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, CI A
3.167%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	621	595
MSCG Trust, Ser 2018-SELF, CI D
3.957%, VAR LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	2,102	2,098
MSCG Trust, Ser 2018-SELF, Cl A
3.207%, VAR LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	245
MSSG Trust, Ser 2017-237P, CI XA, IO
0.468%, 09/13/2039 (A)(B)	27,151	751
MSSG Trust, Ser 2017-237P, CI D
3.865%, 09/13/2039 (B)	2,457	2,290
MSSG Trust, Ser 2017-237P, CIXB, IO
0.175%, 09/13/2039 (A)(B)	16,790	123
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
2.825%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	3,871	3,863
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, CI AT2
2.575%, 10/15/2049 (B)	375	372
New Residential Mortgage LLC, Ser 2018-FNT1, Cl B
3.910%, 05/25/2023 (B)	2,162	2,156
New Residential Mortgage LLC, Ser 2018-FNT2, CI A
3.790%, 07/25/2054 (B)	2,696	2,693
New Residential Mortgage Loan Trust, Ser 2017-3A, CI A1
4.000%, 04/25/2057 (A)(B)	372	373
New Residential Mortgage Loan Trust, Ser 2017-5A, CI A1
3.815%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	3,329	3,401
New Residential Mortgage Loan Trust, Ser 2017-6A, CI A1
4.000%, 08/27/2057 (A)(B)	895	899
New Residential Mortgage Loan Trust, Ser 2018-1A, CI A1A
4.000%, 12/25/2057 (A)(B)	1,271	1,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
2.705%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	$5,593	$5,428
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, CI A6
5.293%, 10/25/2034	66	67
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, CI M1
3.455%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	2,123	2,141
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
3.415%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	2,485	2,480
Nomura Resecuritization Trust, Ser 2014-6R, CI 5A1
3.698%, 04/26/2037 (A)(B)	652	659
Nomura Resecuritization Trust, Ser 2015-1R, CI 5A1
2.936%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	2,557	2,528
Nomura Resecuritization Trust, Ser 2015-2R, CI 5A1
2.699%, VAR 12 Month Treas Avg+0.770%, 04/26/2047 (B)	10	9
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
3.849%, 02/26/2036 (A)(B)	4,597	4,638
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
4.040%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	2,012	2,030
OBX Trust, Ser 2018-1, CI A2
2.965%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	4,303	4,285
OBX Trust, Ser 2018-EXP2, CI 1A1
4.000%, 11/25/2048 (A)(B)	1,965	1,966
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	1,275	1,242
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	1,917
Option One Mortgage Loan Trust, Ser 2003-4, CI A1
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,419	1,406
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
2.415%, VAR ICE LIBOR USD 1 Month+0.100%, 02/25/2037	457	278

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
PHH Mortgage Capital, Ser 2008-ClM2, Cl 1A1
4.549%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	$705	$686
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M2
2.975%, VAR ICE LIBOR USD 1 Month+0.660%, 08/25/2035	945	946
Pretium Mortgage Credit Partners, Ser 2017-NPL5, Cl A1
3.327%, 12/30/2032 (A)(B)	173	170
Pretium Mortgage Credit Partners, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (B)	465	461
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
4.335%, 08/25/2033 (A)	1,291	1,300
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
4.405%, 10/25/2035 (A)	830	831
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
4.275%, 10/25/2035 (A)	694	701
RALI Trust, Ser 2007-003, Cl A1
2.475%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	930	873
RASC Trust, Ser 2005-EMX3, Cl M3
2.775%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2035	1,461	1,462
Residential Accredit Loans, Ser 2006-0010, Cl A1
2.475%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	3,282	3,042
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.203%, 08/25/2022 (A)	656	561
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
3.101%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	927	901
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
3.001%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	976	925
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.841%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	3,140	3,093
Sequoia Mortgage Trust, Ser 2004-3, Cl A
3.194%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	1,627	1,570
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
3.668%, 06/20/2034 (A)	1,809	1,779
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	952	953

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	$867	$818
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	306	304
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	2,943	2,927
Stonemont Portfolio Trust, Ser 2017-MONT, Cl B
3.401%, VAR LIBOR USD 1 Month+1.100%, 08/20/2030 (B)	1,421	1,418
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
4.140%, 03/25/2034 (A)	1,386	1,378
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	4,297	4,279
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.080%, 04/25/2035 (A)	1,228	1,209
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.963%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,346	1,324
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
2.983%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	2,614	2,556
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	815	815
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
2.625%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	812	809
Terwin Mortgage Trust, Ser 2005-7SL, Cl M1
3.005%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035 (B)	65	65
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
2.695%, VAR ICE LIBOR USD 1 Month+0.380%, 01/25/2037 (B)	1,090	1,092
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	1,136	1,127
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
3.055%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2044	917	899

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.573%, 04/25/2045 (A)	$2,665	$2,680
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
4.410%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,447	1,284
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
4.223%, 09/25/2037 (A)	2,313	2,315
Towd Point Mortgage Trust, Ser 2015-4, CI A1B
2.750%, 04/25/2055 (A)(B)	96	95
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/2055 (A)(B)	120	118
Towd Point Mortgage Trust, Ser 2016-1, CI A1B
2.750%, 02/25/2055 (A)(B)	88	87
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	250	244
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	451	438
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	728	712
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	3,448	3,377
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (B)	3,685	3,677
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	3,220	3,123
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,860	1,854
UBS Commercial Mortgage Trust, Ser 2012-C1, CI XA, I0
2.253%, 05/10/2045 (A)(B)	10,352	577
Velocity Commercial Capital Loan Trust, Ser 2016-1, CI AFL
4.765%, VAR LIBOR USD 1 Month+2.450%, 04/25/2046 (B)	1,345	1,365
Velocity Commercial Capital Loan Trust, Ser 2016-2, CI AFL
4.115%, VAR LIBOR USD 1 Month+1.800%, 10/25/2046	982	993
Velocity Commercial Capital Loan Trust, Ser 2017-1, CI AFL
3.565%, VAR LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	1,972	1,983
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)(B)	2,429	2,381

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2017-SG1A, CI A1
2.690%, 11/25/2047 (A)(B)	$2,257	$2,225
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	3,193	3,144
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, CI AJ
6.057%, 06/15/2049 (A)	325	328
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, CI C
6.415%, 05/15/2046 (A)	1,500	1,510
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl B
4.357%, VAR LIBOR USD 1 Month+2.050%, 06/15/2029 (B)	3,000	3,001
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl E
6.657%, VAR LIBOR USD 1 Month+4.350%, 06/15/2029 (B)	4,000	4,001
WaMu Commercial Mortgage Securities Trust, Ser 2006-SL1, CI B
3.327%, 11/23/2043 (A)(B)	106	100
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, CI D
3.833%, 12/27/2049 (A)(B)	1,500	1,537
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, CI A7
4.487%, 10/25/2033 (A)	1,751	1,770
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.146%, 08/25/2033 (A)	1,145	1,172
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.334%, 09/25/2033 (A)	1,596	1,631
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, CI A
3.757%, 03/25/2034 (A)	5,382	5,481
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, CI A1B
2.735%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	2,713	2,682
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, CI A
4.189%, 10/25/2034 (A)	1,235	1,234
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, CI A2A
3.055%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	1,804	1,780
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, CI A1A
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,302	1,301

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, CI A1
3.516%, 01/25/2035 (A)	$2,577	$ 2,631
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, CI A
3.453%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	3,689	3,646
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, CI A2
2.715%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2044	1,913	1,900
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	643	661
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, CI 22A
6.000%, 12/25/2019	28	28
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, CI A1A
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,413	1,445
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, CI A1A
2.635%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	1,788	1,774
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, CI A1A1
2.605%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	1,888	1,868
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, CI A1A2
3.503%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	339	346
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, CI 1A4
4.203%, 12/25/2035 (A)	80	79
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, CI A1A1
2.585%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	148	147
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, CI 2A1A
2.775%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	3,518	3,517
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, CI 2A1A
2.895%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2045	1,982	1,960
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, CI A1A
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	1,294	1,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, CI 2A1A
3.123%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	$1,540	$1,548
WaMu Mortgage Pass-Through Certificates, Ser 2007-0A3, CI 5A
2.268%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	2,812	2,477
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-3, Cl M4
3.200%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	1,530	1,531
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, CI A1
4.724%, 09/25/2033 (A)	987	997
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.686%, 11/25/2033 (A)	679	689
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, CI A1
4.351%, 05/25/2034 (A)	211	216
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, CI 1A2
4.480%, 07/25/2034 (A)	534	543
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, CI A7
4.599%, 08/25/2034 (A)	1,443	1,459
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-0, CI A1
4.681%, 08/25/2034 (A)	1,137	1,167
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-0, CI 1A2
4.721%, 09/25/2034 (A)	1,367	1,393
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, CI 1A1
4.735%, 09/25/2034 (A)	1,565	1,588
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, CI 2A1
4.731%, 09/25/2034 (A)	112	116
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, CI A1
4.602%, 09/25/2034 (A)	398	407
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, CI A1
4.554%, 10/25/2034 (A)	2,560	2,573
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, CI 3A1
4.915%, 11/25/2034 (A)	2,010	2,044
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 1A2
4.697%, 12/25/2034 (A)	659	662

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
4.879%, 12/25/2034 (A)	$1,247	$1,269
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, CI 1A1
3.884%, 02/25/2035 (A)	2,826	2,886
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, CI 1A1
4.411%, 06/25/2035 (A)	2,326	2,437
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
4.390%, 06/25/2035 (A)	1,587	1,629
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, CI 2A17
4.390%, 06/25/2035 (A)	509	523
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, CI 1A1
4.664%, 06/25/2035 (A)	641	648
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, CI 2A5
4.257%, 06/25/2035 (A)	1,416	1,447
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, CI 2A1
4.205%, 02/25/2034 (A)	469	480
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, CI 3A1
3.914%, 03/25/2035 (A)	720	732
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, CI 2A1
4.571%, 03/25/2035 (A)	652	662
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, CI 2A1
4.365%, 05/25/2035 (A)	68	68
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, CI 1A1
4.346%, 06/25/2035 (A)	747	764
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, CI 3A2
4.426%, 06/25/2035 (A)	822	844
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, CI 3A1
4.361%, 06/25/2034 (A)	916	944
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl C
4.078%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (B)	1,607	1,607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2011-C2, CI XA, IO
0.970%, 02/15/2044 (A)(B)	$14,259	$207

		637,040

Total Mortgage-Backed Securities (Cost $675,384) ($ Thousands)		681,107

LOAN PARTICIPATIONS — 28.5%

Aerospace/Defense — 0.7%
Atlantic Aviation, Term Loan B, 1st Lien
0.000%, 11/28/2025 (C)	1,677	1,661
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
7.408%, VAR LIBOR+5.500%, 11/28/2021	2,679	2,615
7.389%, VAR LIBOR+5.000%, 11/28/2021	7	7
Transdigm Inc., New Tranche E Term Loan (2018), 1st Lien
4.845%, VAR LIBOR+2.500%, 05/30/2025	997	970
Transdigm Inc., New Tranche F Term Loan (2018), 1st Lien
4.845%, VAR LIBOR+2.500%, 06/09/2023	4,363	4,248

		9,501

Airlines — 0.6%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.568%, VAR LIBOR+3.250%, 04/28/2022	5,641	5,381
Air Methods Corporation, Initial Term Loan, 1st Lien
5.886%, VAR LIBOR+3.500%, 04/22/2024	4,316	3,668

		9,049

Automotive — 0.1%
Truck Hero, Inc., Initial Term Loan, 1st Lien
6.065%, 04/22/2024	1,150	1,128

Broadcasting — 0.2%
Cablevision Systems, Term Loan B, 1st Lien
0.000%, 01/10/2026 (C)	2,659	2,609
Mission Broadcasting, Term Loan B3, 1st Lien
4.565%, 01/17/2024	456	451

		3,060

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Building Materials — 1.0%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien
4.345%, VAR LIBOR+2.000%, 10/31/2023	$3,303	$3,218
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 10/25/2023	5,445	4,969
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
6.345%, VAR LIBOR+3.500%, 05/30/2025 (C)	3,535	3,409
Jeld-Wen, Inc., Term B-4 Loan, 1st Lien
4.386%, VAR LIBOR+2.000%, 12/14/2024	1,457	1,442
SRS Distribution Inc., Initial Term Loan, 1st Lien
5.595%, VAR LIBOR+3.250%, 05/23/2025	1,323	1,272
Summit Materials, LLC, New Term Loan, 1st Lien
4.345%, VAR LIBOR+2.000%, 11/21/2024	2,000	1,960

		16,270

Cable/Wireless Video — 0.2%
Telenet Financing, Term Loan AN
4.557%, VAR LIBOR+2.250%, 08/15/2026	2,528	2,481

Chemicals — 2.0%
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.095%, VAR LIBOR+3.250%, 05/16/2024	4,448	4,356
Kraton Polymers LLC, Dollar Replacement Term Loan (2018), 1st Lien
4.845%, VAR LIBOR+2.500%, 03/08/2025	1,022	1,015
PQ Corporation, Third Amendment Tranche B-1 Term Loan, 1st Lien
5.027%, VAR LIBOR+2.500%, 02/08/2025	1,681	1,658
Pregis Holding I Corporation, Term Loan, 1st Lien
5.886%, VAR LIBOR+3.500%, 05/20/2021 (D)	4,096	3,983
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 02/05/2023	5,225	5,156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ring Container Technologies Group, LLC, Initial Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 10/31/2024	$4,917	$4,843
Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
5.549%, VAR LIBOR+3.250%, 09/19/2025	2,533	2,495
5.549%, VAR LIBOR+3.250%, 10/01/2025	493	485
Tronox Blocked Borrower LLC, Blocked Dollar Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 09/23/2024	293	289
Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 09/23/2024	675	667
Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.640%, VAR LIBOR+3.250%, 12/19/2023	6,237	6,131

		31,078

Computers & Electronics — 3.2%
Applied Systems, Inc., Initial Term Loan, 1st Lien
5.386%, VAR LIBOR+3.000%, 09/19/2024	4,420	4,364
Applied Systems, Inc., Initial Term Loan, 2nd Lien
9.386%, VAR LIBOR+7.000%, 09/19/2025	354	355
Cvent, Inc., Term Loan, 1st Lien
6.052%, VAR LIBOR+3.750%, 11/29/2024	3,033	3,014
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 1st Lien
5.350%, VAR LIBOR+3.000%, 04/29/2024	1,496	1,476
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 2nd Lien
9.095%, VAR LIBOR+6.750%, 04/28/2025	672	671
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), New Dollar Term B Loan, 1st Lien
5.125%, VAR LIBOR+2.750%, 11/06/2023	614	535
Diebold Nixdorf, Term Loan A, 1st Lien
13.200%, 08/30/2022	1,508	1,575

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.600%, VAR LIBOR+3.750%, 06/01/2022	$1,704	$1,679
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
7.095%, VAR LIBOR+1.239%, 04/28/2021	2,133	1,942
First Data Corporation, 2024A New Dollar Term Loan, 1st Lien
4.315%, VAR LIBOR+2.000%, 04/26/2024	4,453	4,367
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 02/15/2024	5,281	5,220
Hyland Software, Inc., Initial Loan, 2nd Lien
9.345%, VAR LIBOR+7.000%, 07/07/2025	595	592
Hyland Software, Inc., Term Loan 3, 1st Lien
5.552%, 07/01/2024	1,140	1,130
Hyland Software, Inc., Term Loan, 2nd Lien
9.345%, 07/07/2025	470	468
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
4.845%, VAR LIBOR+2.750%, 06/21/2024	252	246
Misys Limited, Dollar Term Loan, 1st Lien
5.886%, 06/13/2024	2,024	1,955
Misys Limited, Dollar Term Loan, 2nd Lien
9.636%, VAR LIBOR+7.250%, 06/13/2025	460	438
Oberthur, Cov-Lite, 1st Lien
5.992%, VAR LIBOR+3.750%, 01/10/2024	833	822
Optiv Inc., Initial Term Loan, 1st Lien
5.595%, VAR LIBOR+3.250%, 02/01/2024	1,267	1,207
Rocket Software, Inc., Term Loan, 1st Lien
6.745%, 11/20/2025	2,934	2,914
6.136%, VAR LIBOR+4.250%, 10/14/2023	1,490	1,479
Rocket Software, Inc., Term Loan, 2nd Lien
11.886%, VAR LIBOR+9.500%, 10/14/2024	400	400
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.845%, VAR LIBOR+2.750%, 06/21/2024	1,699	1,661

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
5.095%, VAR LIBOR+3.250%, 03/03/2023	$2,735	$2,696
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 04/16/2025	2,423	2,363
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 04/16/2025	939	916
Uber Technologies, Inc., Term Loan, 1st Lien
6.315%, VAR LIBOR+4.000%, 04/04/2025	4,707	4,649
Veritas US Inc., New Dollar Term B Loan, 1st Lien
6.886%, VAR LIBOR+4.500%, 01/27/2023	358	319
6.845%, VAR LIBOR+4.500%, 01/27/2023	1,080	961

		50,414

Construction — 0.0%
Pike Corporation, Initial Term Loan
5.850%, VAR LIBOR+3.500%, 03/23/2025	689	687

Consumer Discretionary — 0.1%
Supervalu, Term Loan B, 1st Lien
6.595%, 10/18/2025	1,522	1,387

Consumer Nondurables — 0.2%
Prestige Brands, Inc., Term B-4 Loan, 1st Lien
4.345%, VAR LIBOR+2.750%, 01/26/2024	2,625	2,596

Containers, Packaging and Glass — 0.0%
BWay Holding Company, Initial Term Loan, 1st Lien
5.658%, VAR LIBOR+3.250%, 04/03/2024	3	3

Diversified Media — 0.1%
Meredith, Term Loan B, 1st Lien
5.095%, 01/31/2025	387	385
Micro Holdings (Internet Brands), Term Loan (2017)
6.056%, 09/13/2024	1,000	989

		1,374

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	69

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Education Services – 0.1%
St. George’s University Scholastic Services, Term Loan
5.810%, 07/17/2025 (D)	$70	$70
St. George’s University Scholastic Services, Term Loan B
5.850%, 07/17/2025 (C)(D)	2,298	2,286

		2,356

Energy — 0.2%
Energy Transfer Equity, L.P., Refinanced Loan, 1st Lien
4.345%, VAR US LIBOR+2.000%, 02/02/2024	2,964	2,947

Entertainment And Leisure — 0.7%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien
4.557%, VAR LIBOR+2.250%, 12/15/2022	6,179	6,094
Hoya Midco, LLC, Initial Term Loan, 1st Lien
5.845%, VAR LIBOR+3.500%, 06/30/2024	1	1
UFC Holdings, LLC, Term Loan, 1st Lien
5.600%, VAR LIBOR+3.250%, 08/18/2023	1,515	1,510
WMG Acquisition Corp., Tranche F Term Loan, 1st Lien
4.470%, VAR LIBOR+2.125%, 11/01/2023	4,162	4,083

		11,688

Environmental Services — 0.0%
Emerald 2 Limited, Facility B1, 1st Lien
6.386%, VAR LIBOR+4.000%, 05/14/2021	350	347

		347

Financial Services — 0.4%
Advisor Group, Term Loan, 1st Lien
6.053%, 08/15/2025	849	848
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien
5.386%, VAR LIBOR+3.000%, 06/15/2025 (C)	2,050	2,019
Focus Financial Partners, LLC, Term Loan, 1st Lien
4.802%, 07/03/2024	1,259	1,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Refinitiv (Thomson Reuters / Financial & Risk), Term Loan B
6.095%, VAR LIBOR+3.750%, 09/18/2025	$2,841	$2,764

		6,874

Forest Products — 0.1%
Pisces Midco, Inc., Initial Term Loan, 1st Lien
6.175%, 04/12/2025	1,575	1,540

Gaming And Hotels — 1.5%
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
4.485%, VAR LIBOR+2.500%, 09/15/2023	2,982	2,925
Caesars Entertainment Op Co Inc, Term Loan B
4.345%, VAR LIBOR+2.000%, 10/07/2024	1,456	1,425
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 12/23/2024	3,188	3,128
ESH Hospitality, Inc., Third Repriced Term Loan, 1st Lien
4.345%, VAR LIBOR+2.000%, 08/30/2023	2,803	2,768
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
5.277%, VAR LIBOR+2.750%, 10/04/2023	1,042	1,024
5.186%, VAR LIBOR+2.750%, 10/04/2023	501	492
5.095%, 10/04/2023	626	616
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
6.345%, VAR LIBOR+4.000%, 10/13/2023	5,346	4,860
Scientific Games International, Inc., Initial Term B-5 Loan
5.245%, VAR LIBOR+2.750%, 08/14/2024	2,814	2,736
5.095%, VAR LIBOR+2.750%, 08/14/2024	671	653
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.850%, VAR LIBOR+2.500%, 06/08/2023	2,740	2,695

		23,322

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Health Care — 3.7%
Acadia Healthcare Company, Inc., Tranche B-3 Term Loan, 1st Lien
4.845%, VAR LIBOR+2.500%, 02/11/2022	$1,315	$1,301
Acadia Healthcare Company, Inc., Tranche B-4 Term Loan, 1st Lien
4.845%, VAR LIBOR+2.500%, 02/16/2023	3,133	3,098
Albany Molecular, Term Loan, 1st Lien
9.302%, VAR LIBOR+7.000%, 08/30/2025 (C)	573	574
Auris Luxembourg III S.A R.L., Incremental Facility B7, 1st Lien
5.386%, VAR LIBOR+3.000%, 01/17/2022 (D)	2,716	2,702
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
5.314%, VAR LIBOR+3.000%, 06/02/2025	2,628	2,599
BPA Laboratories, 2nd Lien
10.136%, VAR LIBOR+2.500%, 04/29/2020 (D)	3,418	3,156
Concentra Inc., Initial Term Loan, 2nd Lien
8.820%, VAR LIBOR+6.500%, 06/01/2023	480	481
DJO Finance LLC, Initial Term Loan, 1st Lien
5.646%, VAR LIBOR+3.250%, 06/08/2020	3,165	3,158
5.595%, VAR LIBOR+3.250%, 06/08/2020	3,157	3,150
Envision Healthcare Corporation (EMS), Term Loan B (2018)
6.095%, 10/10/2025	2,726	2,616
Equinox Fitness Clubs, Term Loan, 1st Lien
5.302%, 03/08/2024	6,007	5,947
Equinox Holdings, Initial Loan, 1st Lien
9.345%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,085
Hanger, Inc., Term B Loan, 1st Lien
5.845%, VAR LIBOR+3.500%, 03/06/2025 (D)	4,463	4,446
Immucor, Inc., Term B-3 Loan, 1st Lien
7.386%, VAR LIBOR+5.000%, 06/15/2021	3,491	3,500
Kinetic Concepts, Term Loan B, 1st Lien
5.636%, 01/26/2024	570	567
Life Time Fitness, Inc., 2017 Refinancing Term Loan, 1st Lien
5.457%, VAR LIBOR+2.750%, 06/10/2022	2,586	2,543
Ortho-Clinical Diagnostics, Term Loan
5.576%, 06/30/2025	660	643

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Radiology Partners, Term Loan, 1st Lien
6.874%, 07/09/2025	$1,050	$1,042
6.660%, 07/09/2025	1,050	1,042
Radnet Management, Inc., Term B-1 Loan, 1st Lien
6.190%, VAR LIBOR+3.750%, 06/30/2023	44	44
5.552%, VAR LIBOR+3.750%, 06/30/2023	3,157	3,147
Regionalcare Hospital Partners Holdings, Term Loan B, 1st Lien
7.129%, VAR LIBOR+4.500%, 11/14/2025	2,969	2,916
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 05/15/2022	2,617	2,588
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
5.600%, VAR LIBOR+3.250%, 09/02/2024	2,823	2,773
Universal Hospital, Term Loan B, 1st Lien
0.000%, 10/18/2025 (C)	2,160	2,149
Valeant, Term Loan, 1st Lien
0.000%, 11/14/2025 (C)	300	295

		58,562

Information Technology — 0.8%
Bomgar, Term Loan, 1st Lien
6.386%, 04/18/2025	1,570	1,563
Ceridian, Term Loan B, 1st Lien
5.552%, 04/30/2025	2,530	2,522
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
6.822%, VAR LIBOR+3.750%, 02/09/2023	3,097	3,077
Infoblox Inc., Term Loan B1, 1st Lien
6.802%, 11/07/2023	2,271	2,278
Integrated Device Technology, Inc., Term Loan
4.795%, 04/04/2024	1,148	1,145
Restaurant Technologies, Term Loan, 1st Lien
5.646%, 09/24/2025 (D)	1,065	1,061
SS&C Technologies, Term Loan B, 1st Lien
4.595%, 04/16/2025 (C)	1,753	1,705

		13,351

Insurance — 1.2%
Acrisure, LLC, Refinancing Term Loan, 1st Lien
6.595%, VAR LIBOR+4.250%, 11/22/2023	356	352

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	71

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Acrisure, Term Loan B, 1st Lien
6.095%, VAR LIBOR+3.750%, 11/22/2023	$1,512	$1,489
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien
5.057%, VAR LIBOR+3.000%, 05/09/2025	2,115	2,075
AmWINS Group, Inc., Term Loan, 1st Lien
6.095%, 10/22/2025	2,166	2,157
5.095%, VAR LIBOR+2.750%, 01/25/2024	2,098	2,077
5.065%, VAR LIBOR+2.750%, 01/25/2024	616	610
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
5.345%, VAR LIBOR+2.750%, 08/04/2022	1,464	1,449
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 11/03/2023	2,050	2,028
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.845%, VAR LIBOR+6.000%, 08/04/2025	2,509	2,555
Asurion, LLC (fka Asurion Corporation), Term Loan B-7
5.345%, VAR LIBOR+3.000%, 11/03/2024 (C)	775	767
Hub International Limited, Initial Term Loan, 1st Lien
5.490%, VAR LIBOR+3.000%, 04/25/2025	3,901	3,828
5.356%, VAR LIBOR+3.000%, 04/25/2025	10	9

		19,396

Leasing — 0.3%
AVSC Holding Corp., Initial Loan, 2nd Lien
9.777%, VAR LIBOR+7.250%, 09/01/2025	1,132	1,103
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.957%, VAR LIBOR+3.250%, 03/03/2025	799	782
5.595%, VAR LIBOR+3.250%, 03/03/2025	1,302	1,275
CH Hold Corp., Initial Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 02/01/2024	764	759

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CH Hold Corp., Initial Term Loan, 2nd Lien
9.595%, VAR LIBOR+7.250%, 02/03/2025 (D)	$468	$467

		4,386

Machinery — 0.8%
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.386%, VAR LIBOR+2.000%, 05/18/2024	764	751
4.345%, VAR LIBOR+2.000%, 05/18/2024	87	86
Columbus McKinnon Corporation, Repriced Term Loan, 1st Lien
4.886%, VAR LIBOR+2.500%, 01/31/2024	949	945
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 07/30/2024	2,198	2,184
RBS Global, Inc. (Rexnord LLC), Refinancing Term Loan, 1st Lien
4.349%, VAR LIBOR+2.000%, 08/21/2024	1,481	1,469
Terex Corporation, Incremental U.S. Term Loan (2018), 1st Lien
4.495%, VAR LIBOR+2.000%, 01/31/2024	3,886	3,818
United Rentals, Term Loan B, 1st Lien
4.095%, 10/03/2025	3,130	3,124

		12,377

Manufacturing — 0.2%
American Axle & Manufacturing Inc. Term Loan
4.570%, 04/06/2024	1,008	963
Lumentum, Term Loan B, 1st Lien
0.000%, 08/08/2025 (C)(D)	790	780
Sivantos/Widex, Term Loan B, 1st Lien
5.334%, 07/24/2025 (C)	1,177	1,172
Unifrax, Term Loan B
0.000%, 11/05/2025 (C)	846	838

		3,753

Materials — 0.1%
LBM, Term Loan, 1st Lien
6.277%, 08/20/2022	1,608	1,533

Media — 1.6%
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
5.053%, VAR LIBOR+2.750%, 01/31/2026	2,436	2,343

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Altice US Finance I Corporation, March 2017 Refinancing Term Loan, 1st Lien
4.552%, VAR LIBOR+2.250%, 07/28/2025	$3,475	$3,457
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
6.850%, VAR LIBOR+4.500%, 05/13/2022	3,016	2,910
Gray Television, Inc., Term B-2 Loan, 1st Lien
4.568%, VAR LIBOR+2.250%, 02/07/2024	2,147	2,122
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
4.230%, VAR LIBOR+2.000%, 01/15/2025	1,486	1,462
Nexstar Broadcasting, Term Loan B3, 1st Lien
4.565%, 01/17/2024	2,632	2,600
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 07/31/2025	2,629	2,468
Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien
5.994%, VAR LIBOR+3.688%, 01/31/2026	583	547
Townsquare Media, 1st Lien
5.294%, VAR LIBOR+3.000%, 04/01/2022	589	582
Tribune Media Company (fka Tribune Company), Term C Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 01/26/2024	2,526	2,514
UPC Financing Partnership, Facility AR, 1st Lien
4.807%, VAR LIBOR+2.500%, 01/15/2026	4,380	4,319

		25,324

Metals & Mining — 0.2%
BWay Holding Company, Initial Term Loan, 1st Lien
5.658%, VAR LIBOR+3.250%, 04/03/2024	3,101	3,012
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.636%, VAR LIBOR+3.250%, 01/28/2022	808	799

		3,811

Oil & Gas — 0.8%
California Resources Corporation, Initial Loan, 1st Lien
7.065%, VAR LIBOR+4.750%, 12/31/2022 (D)	1,382	1,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
California Resources Corporation, Loan, 1st Lien
12.724%, VAR LIBOR+10.375%, 12/31/2021	$1,190	$1,266
Citgo Petroleum Corp.
5.896%, 07/29/2021	992	984
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
7.095%, VAR LIBOR+4.750%, 04/16/2021 (D)	2,148	2,137
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.640%, VAR LIBOR+5.250%, 08/25/2023	701	558
MEG Energy Corp., Initial Term Loan, 1st Lien
5.850%, VAR LIBOR+3.500%, 12/31/2023	600	595
Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien
5.595%, VAR LIBOR+3.250%, 02/28/2025	2,209	2,131
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.386%, VAR LIBOR+6.000%, 02/21/2021	834	712
Summit Midstream Partners Holdings, LLC, Term Loan Credit Facility, 1st Lien
8.345%, VAR LIBOR+6.000%, 05/13/2022	1,558	1,554
Ultra Resources, Inc., Loan, 1st Lien
5.469%, VAR LIBOR+3.000%, 04/12/2024	1,297	1,195

		12,522

Printing & Publishing — 0.5%
A-L Parent LLC, Initial Term Loan, 1st Lien
5.600%, VAR LIBOR+3.250%, 12/01/2023 (D)	1,673	1,666
Dex Media, Inc., Loan, 1st Lien
12.350%, VAR LIBOR+10.000%, 07/29/2021	431	435
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
5.295%, VAR LIBOR+3.000%, 05/28/2021	3,362	3,097
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
6.345%, VAR LIBOR+4.000%, 05/04/2022	1,329	1,225

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	73

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Multi-Color Corporation, Term B Loan, 1st Lien
4.345%, VAR LIBOR+2.250%, 10/31/2024	$1,381	$1,361

		7,784

Professional & Business Services — 2.8%
Albany Molecular, Term Loan, 1st Lien
5.595%, VAR LIBOR+3.250%, 08/30/2024	3,712	3,666
Ancestry.com, 1st Lien
5.600%, 10/19/2023 (C)	1,150	1,136
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.636%, VAR LIBOR+3.250%, 03/03/2025	779	763
Broadstreet Partners, Term Loan
5.564%, 11/08/2023	750	741
Conduent Incorporated, Term B Loan, 1st Lien
4.845%, VAR LIBOR+4.000%, 12/07/2023	2,478	2,447
Engility Corporation (fka TASC, Inc.), Term B2 Loan, 1st Lien
5.095%, VAR LIBOR+3.250%, 08/14/2023	1,025	1,025
Envigo Laboratories, Inc. (fka BPA Laboratories Inc.), Dollar Term Loan, 1st Lien
10.930%, VAR US LIBOR+8.500%, 10/31/2021	1,429	1,432
Envigo Laboratories, Inc. (fka BPA Laboratories Inc.), Term Loan, 1st Lien
8.136%, VAR LIBOR+5.750%, 04/29/2020 (D)	2,000	1,895
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.000%, 12/29/2023	2,857	2,798
Garda World
5.821%, VAR LIBOR+4.000%, 05/24/2024	2,337	2,311
GFL Environmental, Term Loan
5.386%, 05/30/2025	943	917
GFL Environmental, Term Loan B (2018)
5.136%, 05/30/2025	2,009	1,952
LegalZoom, Term Loan B, 1st Lien
6.537%, 11/21/2024 (D)	2,437	2,428
LegalZoom, Term Loan, 1st Lien
6.822%, 11/21/2024	912	905

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
NAB Holdings, LLC, 2018 Refinancing Term Loan, 1st Lien
5.386%, VAR LIBOR+3.000%, 07/01/2024	$2,029	$1,968
NEP, Term Loan, 1st Lien
5.474%, 10/05/2025	1,480	1,468
Parexel International, Term Loan B, 1st Lien
5.095%, VAR LIBOR+2.750%, 09/27/2024	1,903	1,846
PI UK Holdco II Limited, Facility B1, 1st Lien
5.845%, VAR LIBOR+3.500%, 01/03/2025	4,713	4,634
SAI Global, Term Loan B, 1st Lien
7.206%, VAR LIBOR+4.500%, 12/08/2023 (D)	1,577	1,463
Sedgwick CMS, Term Loan B, 1st Lien
0.000%, 11/06/2025 (C)	2,041	2,018
Team Health Holdings, Initial Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 02/06/2024	1,011	941
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 05/01/2024	1,125	1,114
Trans Union LLC, 2017 Replacement Term B-3 Loan, 1st Lien
4.345%, VAR LIBOR+2.000%, 04/10/2023	3,262	3,223
Trans Union LLC, 2018 Incremental Term B-4 Loan, 1st Lien
4.345%, VAR LIBOR+2.000%, 06/19/2025	753	746

		43,837

Real Estate — 0.3%
Forest City, Term Loan, 1st Lien
0.000%, 10/24/2025 (C)	3,057	3,060
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 12/15/2023	1,966	1,961

		5,021

Retail Food & Drug — 0.2%
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1st Lien
5.318%, VAR LIBOR+3.750%, 02/03/2024	1,201	1,193

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
9.350%, VAR LIBOR+7.000%, 12/31/2022	$1,277	$1,286

		2,479

Retailing — 1.3%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 02/16/2024	1,350	1,322
Academy, Ltd., Initial Term Loan, 1st Lien
6.314%, VAR LIBOR+4.000%, 07/01/2022	161	117
6.299%, VAR LIBOR+4.000%, 07/01/2022	342	249
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.839%, VAR LIBOR+2.500%, 11/07/2024 (D)	1,641	1,622
Belron, Term Loan B, 1st Lien
5.115%, 11/06/2025	276	273
GGP/Brookfield Retail, Term Loan B, 1st Lien
4.849%, 08/27/2025 (C)	223	216
Harbor Freight Tools USA, Inc., Initial Loan (2018), 1st Lien
4.845%, VAR LIBOR+2.500%, 08/18/2023	2,233	2,159
IRB Holding Corp., Term B Loan, 1st Lien
5.568%, VAR LIBOR+3.250%, 02/05/2025	3,184	3,148
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
8.318%, VAR LIBOR+6.000%, 05/01/2023	4,701	4,498
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.777%, VAR LIBOR+3.000%, 01/26/2023	3,407	2,545
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
5.320%, VAR LIBOR+3.000%, 03/11/2022	1,121	936
Seminole Hard Rock Entertainment (Seminole Hard Rock International, LLC), Term Loan, 1st Lien
5.146%, VAR LIBOR+2.750%, 05/14/2020	3,109	3,098

		20,183

Software — 0.0%
TIBCO Software Inc., Term B-1 Loan, 1st Lien
5.850%, 12/04/2020	565	564

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Telecommunications — 1.8%
CenturyLink, Inc., Initial Term B Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 01/31/2025	$1,673	$1,624
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
6.100%, VAR LIBOR+3.750%, 06/15/2024	1,352	1,286
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
6.072%, VAR LIBOR+3.750%, 11/27/2023	5,143	5,106
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
6.315%, VAR LIBOR+4.500%, 01/02/2024	355	361
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1st Lien
4.619%, VAR LIBOR+2.250%, 02/22/2024	3,910	3,859
MacDonald, Dettwiler and Associates Ltd., Initial Term B Loan, 1st Lien
5.148%, VAR LIBOR+2.750%, 10/04/2024	2,946	2,796
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 02/01/2024	2,275	2,230
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.875%, VAR LIBOR+2.500%, 02/02/2024	1,606	1,583
Sprint Communications, Inc., Term Loan, 1st Lien
5.375%, 02/02/2024	2,880	2,853
Syniverse Holdings, Inc., Tranche C Term Loan, 1st Lien
7.307%, VAR LIBOR+5.000%, 03/09/2023	938	896
VeriFone Systems, Inc., Term Loan, 1st Lien
6.645%, 08/20/2025	1,188	1,177
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
5.553%, VAR LIBOR+3.250%, 08/18/2023	5,796	5,489

		29,260

Utilities — 0.6%
Distributed Power, Term Loan B, 1st Lien
0.000%, 10/03/2025 (C)	1,237	1,215

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	75

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Exgen Renewables IV, LLC, Loan, 1st Lien
5.710%, VAR LIBOR+3.000%, 11/28/2024 (D)	$2,991	$2,841
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2016 Incremental Term Loan, 1st Lien
4.595%, VAR LIBOR+2.750%, 12/14/2023	1,224	1,210
Vistra Operations Company LLC (fka Tex Operations Company LLC), Initial Term Loan, 1st Lien
4.345%, VAR LIBOR+2.750%, 08/04/2023	3,709	3,654

		8,920

Total Loan Participations (Cost $459,512) ($ Thousands)		451,165

ASSET-BACKED SECURITIES — 19.4%

Automotive — 1.0%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (B)	354	354
American Credit Acceptance Receivables Trust, Ser 2018-3, CI A
2.920%, 08/12/2021 (B)	280	279
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	66	65
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	53	53
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (B)	287	285
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (B)	250	249
BMW Vehicle Lease Trust, Ser 2017-2, Cl A2A
1.800%, 02/20/2020	148	147
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (B)	101	100
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	616
Chesapeake Funding II LLC, Ser 2017-2A, CI A1
1.990%, 05/15/2029 (B)	368	364
Chesapeake Funding II LLC, Ser 2017-4A, CI A1
2.120%, 11/15/2029 (B)	863	853
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (B)	158	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (B)	$28	$27
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)	95	95
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (B)	103	102
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (B)	367	367
Credit Acceptance Auto Loan Trust, Ser 2017-2A, CI A
2.550%, 02/17/2026 (B)	660	654
Credit Acceptance Auto Loan Trust, Ser 2017-3A, CI A
2.650%, 06/15/2026 (B)	290	287
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	230	229
DT Auto Owner Trust, Ser 2017-4A, Cl B
2.440%, 01/15/2021 (B)	400	399
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (B)	577	576
Enterprise Fleet Financing LLC, Ser 2016-2, CI A2
1.740%, 02/22/2022 (B)	198	197
Enterprise Fleet Financing LLC, Ser 2017-2, CI A2
1.970%, 01/20/2023 (B)	2,568	2,547
Enterprise Fleet Financing LLC, Ser 2017-3, CI A2
2.130%, 05/22/2023 (B)	357	353
Exeter Automobile Receivables Trust, Ser 2017-3A, CI A
2.050%, 12/15/2021 (B)	102	101
Exeter Automobile Receivables Trust, Ser 2018-1A, CI A
2.210%, 05/17/2021 (B)	132	132
First Investors Auto Owner Trust, Ser 2017-1A, CI A1
1.690%, 04/15/2021 (B)	30	30
First Investors Auto Owner Trust, Ser 2017-2A, CI A1
1.860%, 10/15/2021 (B)	69	69
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (B)	151	150
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (B)	379	377
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	257	257
GLS Auto Receivables Trust, Ser 2017-1A, CI A2
2.670%, 04/15/2021 (B)	280	279
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (B)	506	504

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (B)	$356	$356
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/2020	200	198
GM Financial Consumer Automobile, Ser 2017-1A, CI A2A
1.510%, 03/16/2020 (B)	51	51
Mercedes-Benz Auto Lease Trust, Ser 2018-A, CI A2
2.200%, 04/15/2020	207	207
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (B)	1,200	1,192
Prestige Auto Receivables Trust, Ser 2018-1A, CI A2
2.970%, 12/15/2021 (B)	325	325
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	600	595
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.100%, 11/16/2020	104	104
Securitized Term Auto Receivables Trust, Ser 2017-2A, CI A2A
1.775%, 01/27/2020 (B)	87	87
Skopos Auto Receivables Trust, Ser 2018-1A, CI A
3.190%, 09/15/2021 (B)	309	309
Toyota Auto Receivables Owner Trust, Ser 2016-B, CI A3
1.300%, 04/15/2020	40	40
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (B)	345	344
Westlake Automobile Receivables Trust, Ser 2018-1A, CI A2B
2.557%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (B)	407	407
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (B)	110	110
Wheels SPV 2 LLC, Ser 2016-1A, CI A2
1.590%, 05/20/2025 (B)	434	433

		16,012

Credit Cards — 1.2%

Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	636

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
3.157%, VAR ICE LIBOR USD 1 Month+0.850%, 06/15/2022	$2,000	$2,008
Capital One Multi-Asset Execution Trust, Ser 2016-A1, CI A1
2.757%, VAR ICE LIBOR USD 1 Month+0.450%, 02/15/2022	5,000	5,004
Capital One Multi-Asset Execution Trust, Ser 2018-A2, CI A2
2.657%, VAR ICE LIBOR USD 1 Month+0.350%, 03/16/2026	2,000	2,003
Chase Issuance Trust, Ser 2016-A3, Cl A3
2.857%, VAR ICE LIBOR USD 1 Month+0.550%, 06/15/2023	2,350	2,367
Citibank Credit Card Issuance, Ser 2016-A3, Cl A3
2.806%, 12/07/2023	2,200	2,212
Discover Card Execution Note Trust, Ser 2017-A1, CI A1
2.797%, VAR ICE LIBOR USD 1 Month+0.490%, 07/15/2024	1,100	1,107
Discover Card Execution Note Trust, Ser 2018-A2, CI A2
2.637%, VAR ICE LIBOR USD 1 Month+0.330%, 08/15/2025	3,000	3,000
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.790%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (B)	295	295

		18,632

Other Asset-Backed Securities — 17.2%

Academic Loan Funding Trust, Ser 2012-1A, CI A2
3.415%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (B)	1,972	1,982
AccessLex Institute, Ser 2005-1, Cl A4
2.576%, VAR ICE LIBOR USD 3 Month+0.210%, 06/22/2037	1,500	1,451
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, CI A1
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	96	96
Allegro CLO I Ltd, Ser 2013-1A, CI A2R
4.170%, 01/30/2026	2,500	2,503
AMMC CLO, Ser 2016-19A, CI C
5.236%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2028 (B)	1,500	1,498
AMMC CLO, Ser 2017-16A, CI CR
4.786%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	2,500	2,496

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	77

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apidos CLO XII, Ser 2018-12A, CI AR
3.516%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	$725	$720
Ares XXIX CLO, Ser 2017-1A, CI A1R
3.639%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (B)	2,196	2,195
Argent Securities, Ser 2006-W2, Cl A2B
2.505%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,187	702
Atrium XI, Ser 2017-11A, CI A2R
3.617%, VAR ICE LIBOR USD 3 Month+1.140%, 10/23/2025 (B)	4,704	4,704
Atrium XI, Ser 2017-11A, CI BR
3.977%, VAR ICE LIBOR USD 3 Month+1.500%, 10/23/2025 (B)	1,500	1,497
Avery Point IV CLO, Ser 2017-1A, CI AR
3.590%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	437	437
Battalion CLO X, Ser 2016-10A, CI C
6.737%, VAR ICE LIBOR USD 3 Month+4.250%, 01/24/2029 (B)	2,000	1,998
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, CI A1
3.000%, 03/28/2057 (A)(B)	2,739	2,686
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, CI M1
2.725%, VAR ICE LIBOR USD 1 Month+0.410%, 12/25/2035	494	494
Black Diamond CLO, Ser 2017-1A, CI A1A
3.777%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	2,000	2,000
Black Diamond CLO, Ser 2017-1A, CI A2R
3.899%, VAR ICE LIBOR USD 3 Month+1.450%, 02/06/2026 (B)	1,000	999
BlueMountain CLO, Ser 2017-2A, CI A1R
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	3,425	3,427
BlueMountain CLO, Ser 2018-2A, Cl A
3.369%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	3,500	3,474
Bravo Mortgage Asset Trust, Ser 2006-1A, CI A2
2.555%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	502	499
Brazos Student Finance, Ser 2010-1, Cl A1
3.273%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,438	1,441
Carlyle Global Market Strategies CLO, Ser 2018-1A, CI A1R2
3.419%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	650	643

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cedar Funding VI CLO, Ser 2018-6A, CI AR
3.559%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/2028 (B)	$3,500	$3,486
CIFC Funding, Ser 2017-1A, CI A1R
3.686%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (B)	500	500
CLUB Credit Trust, Ser 2017-P2, CI A
2.610%, 01/15/2024 (B)	284	282
Colombia Cent CLO 27, Ser 2018-27A, Cl A1
3.640%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	600	598
Conn’s Receivables Funding LLC, Ser 2017-B, CI A
2.730%, 07/15/2020 (B)	7	7
Conseco Finance, Ser 1995-6, Cl B1
7.700%, 09/15/2026	41	41
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, CI M1
2.930%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	3,250	3,231
Crown Point CLO II, Ser 2017-2A, CI B1LR
5.236%, VAR ICE LIBOR USD 3 Month+2.800%, 12/31/2023 (B)	1,000	997
CWABS Asset-Backed Certificates Trust, Ser 2004-10, Cl MV3
3.440%, VAR ICE LIBOR USD 1 Month+1.125%, 12/25/2034	3,189	3,229
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 2A
2.815%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	2,712	2,668
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
2.775%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	5	5
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
2.475%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	2,641	2,587
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
2.587%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	1,740	1,717
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, CI 2A
2.447%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	2,173	2,047
Denali Capital CLO X LLC, Ser 2017-1A, CI A2LR
4.108%, VAR ICE LIBOR USD 3 Month+1.600%, 10/26/2027 (B)(D)	1,500	1,489

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (B)	$216	$215
Domino’s Pizza Master Issuer LLC, Ser 2017-1A, CI A2I
3.740%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,950	3,947
Dryden XXVIII Senior Loan Fund, Ser 2017-28A, CI A1LR
3.816%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (B)	5,672	5,669
ECAF I, Ser 2015-1A, CI A1
3.473%, 06/15/2040 (B)	764	752
Educational Funding of the South, Ser 2011-1, CI A2
3.140%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	363	366
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	1,474	1,440
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
3.050%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	104	104
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
3.080%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,600	2,602
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
2.755%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	2,763	2,752
Engs Commercial Finance Trust, Ser 2018-1A, CI A1
2.970%, 02/22/2021 (B)	214	213
FFMLT Trust, Ser 2005-FF8, CI M1
3.050%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	1,586	1,588
Finance of America Structured Securities Trust, Ser 2017-HB1, CI A
2.321%, 11/25/2027 (A)(B)	167	166
Finance of America Structured Securities Trust, Ser 2018-HB1, CI A
3.375%, 09/25/2028 (A)(B)	345	345
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl B
1.750%, 07/15/2021	365	362
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl B
2.160%, 11/15/2021	325	322
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, CI A1
1.950%, 11/15/2021	600	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust, Ser 2004-D, Cl M1
3.185%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	$1,118	$1,103
GCO Education Loan Funding Trust, Ser 2006-1, Cl A9L
2.849%, VAR ICE LIBOR USD 3 Month+0.160%, 05/25/2026	5,574	5,555
Goal Capital Funding Trust, Ser 2005-2, Cl A4
2.877%, VAR ICE LIBOR USD 3 Month+0.200%, 08/25/2044	2,000	1,967
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	878	927
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
4.300%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	2,750	2,624
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
3.446%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,369
GSAMP Trust, Ser 2005-HE6, CI M1
2.755%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	138	138
GSAMP Trust, Ser 2005-SEA2, CI B1
3.565%, VAR ICE LIBOR USD 1 Month+1.250%, 01/25/2045 (B)	1,442	1,445
GSAMP Trust, Ser 2005-SEA2, CI M1
2.835%, VAR ICE LIBOR USD 1 Month+0.520%, 01/25/2045 (B)	1,308	1,305
Higher Education Funding I, Ser 2005-1, CI A5
2.837%, VAR ICE LIBOR USD 3 Month+0.160%, 02/25/2032	2,054	2,053
Hilton Grand Vacations Trust, Ser 2014-AA, CI A
1.770%, 11/25/2026 (B)	1,090	1,070
Home Partners of America Trust, Ser 2017-1, CI A
3.120%, VAR LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	5,445	5,414
Home Partners of America Trust, Ser 2017-1, CI B
3.653%, VAR LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,250
Home Partners of America Trust, Ser 2018-1, CI A
3.203%, VAR LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	2,877	2,852
HSI Asset Securitization Trust, Ser 2005-11, CI 2A3
2.605%, VAR ICE LIBOR USD 1 Month+0.290%, 11/25/2035	108	108

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	79

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2017-SFR2, Cl B
3.453%, VAR LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	$1,000	$1,007
Invitation Homes Trust, Ser 2018-SFR1, Cl C
3.553%, VAR LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,000	1,989
Invitation Homes Trust, Ser 2018-SFR3, Cl C
3.603%, VAR LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	2,000	1,994
Iowa State Student Loan Liquidity, Ser 2011-1, CI A
3.623%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	450	459
KKR CLO, Ser 2018-21, CI A
3.436%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	572
LCM XXV, Ser 2017-25A, CI A
3.679%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,828
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, CI A3
4.350%, 04/15/2040	118	118
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, CI A4
5.270%, 04/15/2040	16	16
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	35	35
Madison Park Funding XII, Ser 2017-12A, CI AR
3.729%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	256	256
Madison Park Funding XV, Ser 2017-15A, CI A2R
4.009%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	550	550
Madison Park Funding XVIII, Ser 2017-18A, CI A1R
3.659%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/2030 (B)	13,000	12,998
Madison Park Funding XXX, Ser 2018-30A, CI A
3.186%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	983
Magnetite VIII, Ser 2018-8A, CI AR2
3.416%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	773
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)	144	143
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)	219	218
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	225	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2006-NC3, CI A3
2.415%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	$2,584	$1,604
Michigan Finance Authority, Ser 2015-1, Cl A1
3.087%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,980	2,984
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	847	910
MMAF Equipment Finance LLC, Ser 2017-AA, CI A2
1.730%, 05/18/2020 (B)	62	62
MMAF Equipment Finance LLC, Ser 2017-B, CI A2
1.930%, 10/15/2020 (B)	458	456
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, CI A2B
2.415%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,461	1,482
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, CI M1
3.740%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	15	15
Morgan Stanley Dean Witter Capital I Trust, Ser 2003-NC4, CI M2
5.315%, VAR ICE LIBOR USD 1 Month+3.000%, 04/25/2033	15	15
MVW Owner Trust, Ser 2014-1A, CI A
2.250%, 09/22/2031 (B)	1,756	1,719
MVW Owner Trust, Ser 2015-1A, CI A
2.520%, 12/20/2032 (B)	2,453	2,404
Nationstar HECM Loan Trust, Ser 2006-B, CI AV4
2.595%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	2,854	2,840
Nationstar HECM Loan Trust, Ser 2017-2A, CI A1
2.038%, 09/25/2027 (A)(B)	161	160
Nationstar HECM Loan Trust, Ser 2018-1A, CI A
2.760%, 02/25/2028 (A)(B)	184	184
Nationstar HECM Loan Trust, Ser 2018-2A, CI A
3.188%, 07/25/2028 (A)(B)	132	132
Navient Student Loan Trust, Ser 2016-6A, CI A1
2.795%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (B)	27	27
Nelnet Student Loan Trust, Ser 2013-1, Cl A6
3.103%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (B)	1,357	1,339

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2005-C, CI A2C
2.565%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	$1,230	$1,230
NextGear Floorplan Master Owner Trust, Ser 2018-1A, CI A1
2.947%, VAR ICE LIBOR USD 1 Month+0.640%, 02/15/2023 (B)	1,500	1,502
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, CI A
3.193%, 01/25/2023 (B)	3,624	3,586
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, CI A
3.265%, 02/25/2023 (B)	2,736	2,720
NYCTL Trust, Ser 2017-A, CI A
1.870%, 11/10/2030 (B)	200	197
Oak Hill Credit Partners X, Ser 2017-10A, CI AR
3.599%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (B)	698	699
OCP CLO, Ser 2017-8A, CI A1R
3.299%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (B)	1,100	1,096
Octagon Investment Partners XX, Ser 2017-1A, CI AR
3.748%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (B)	9,185	9,184
Octagon Investment Partners XXI, Ser 2016-1A, CI A2R
4.514%, VAR ICE LIBOR USD 3 Month+1.900%, 11/14/2026 (B)	1,000	1,000
OCTR, Ser 2013-4A, CI AR
3.518%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (B)	4,132	4,131
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (B)	240	242
Origen Manufactured Housing Contract Trust, Ser 2002-A, Cl M1
7.870%, 05/15/2032 (A)	541	557
OZLM XII, Ser 2018-12A, CI A1R
3.570%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	500	500
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHO1, CI M4
3.395%, VAR ICE LIBOR USD 1 Month+1.080%, 03/25/2035	2,247	2,252
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHO1, CI M5
3.440%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust, Ser 2017-3A, CI A
2.360%, 11/15/2023 (B)	$120	$119
Prosper Marketplace Issuance Trust, Ser 2018-1A, CI A
3.110%, 06/17/2024 (B)	214	214
PRPM LLC, Ser 2018-1A, CI A1
3.750%, 04/25/2023 (A)(B)	247	245
Riserva CLO, Ser 2016-3A, CI A
3.905%, VAR ICE LIBOR USD 3 Month+1.460%, 10/18/2028 (B)	2,500	2,500
SACO I Trust, Ser 2005-9, Cl A1
2.815%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	125	124
SACO I Trust, Ser 2005-GP1, CI A1
2.675%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	653	634
SACO I Trust, Ser 2005-WM3, CI A1
2.835%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	291	290
SACO I Trust, Ser 2006-6, CI A
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	685	684
Saxon Asset Securities Trust, Ser 2003-3, CI AF6
4.785%, 12/25/2033	46	46
Saxon Asset Securities Trust, Ser 2006-2, CI A3C
2.465%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	1,515	1,507
Scholar Funding Trust, Ser 2010-A, Cl A
3.259%, VAR ICE LIBOR USD 3 Month+0.750%, 10/28/2041 (B)	4,986	4,960
Scholar Funding Trust, Ser 2011-A, Cl A
3.409%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (B)	2,863	2,869
Securitized Asset-Backed Receivables, Ser 2006-NC3, CI A2B
2.465%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	3,529	1,718
Sierra Timeshare Receivables Funding, Ser 2014-2A, CI A
2.050%, 06/20/2031 (A)(B)	451	450
Sierra Timeshare Receivables Funding, Ser 2014-3A, CI A
2.300%, 10/20/2031 (B)	263	261
Sierra Timeshare Receivables Funding, Ser 2015-1A, CI A
2.400%, 03/22/2032 (B)	739	734
SLC Student Loan Trust, Ser 2005-3, Cl A3
2.454%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	4,176	4,163

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	81

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.676%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	$2,111	$2,089
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.610%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	341	339
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.190%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	875	894
SLM Student Loan Trust, Ser 2008-9, Cl A
3.990%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	905	915
SLM Student Loan Trust, Ser 2013-6, Cl A3
2.965%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	1,841	1,851
Sofi Consumer Loan Program LLC, Ser 2017-1, CI A
3.280%, 01/26/2026 (B)	511	510
Sofi Consumer Loan Program LLC, Ser 2017-6, CI A1
2.200%, 11/25/2026 (B)	189	188
Sofi Consumer Loan Program LLC, Ser 2018-1, CI A1
2.550%, 02/25/2027 (B)	414	412
Sofi Consumer Loan Program LLC, Ser 2018-2, CI A1
2.930%, 04/26/2027 (B)	150	150
Sofi Consumer Loan Program LLC, Ser 2018-3, CI A1
3.200%, 08/25/2027 (B)	92	92
Sofi Professional Loan Program, Ser 2017-A, CI A1
3.015%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (B)	707	709
Sofi Professional Loan Program, Ser 2017-C, CI A1
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (B)	866	868
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
2.785%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,458	3,416
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (B)	1,650	1,642
Structured Asset Investment Loan Trust, Ser 2003-BC11, CI A3
3.265%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	3,621	3,624
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	3,294	3,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
3.315%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	$3,807	$3,799
Structured Asset Investment Loan Trust, Ser 2004-BNC1, CI A4
3.255%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,479	1,465
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
2.675%, VAR ICE LIBOR USD 1 Month+0.360%, 04/25/2036	1,040	1,029
Symphony CLO V, Ser 2007-5A, CI A2
3.936%, VAR ICE LIBOR USD 3 Month+1.500%, 01/15/2024 (B)	1,000	999
Symphony CLO XV, Ser 2017-15A, CI AR
3.629%, VAR ICE LIBOR USD 3 Month+1.180%, 10/17/2026 (B)	223	223
TCI-Flatiron CLO, Ser 2017-1A, CI B
4.200%, VAR ICE LIBOR USD 3 Month+1.560%, 11/17/2030 (B)	500	495
Telos CLO, Ser 2017-3A, CI AR
3.749%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (B)	3,000	3,003
Treman Park CLO, Ser 2018-1A, CI ARR
3.535%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (B)	550	550
TRESTLES CLO, Ser 2017-1A, CI A1A
3.780%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (B)	5,000	5,007
Triton Container Finance VI LLC, Ser 2017-1A, CI A
3.520%, 06/20/2042 (B)	808	785
Tryon Park CLO, Ser 2018-1A, CI A1SR
3.326%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (B)	270	268
Venture VII CDO, Ser 2006-7A, CI A1B
2.799%, VAR ICE LIBOR USD 3 Month+0.330%, 01/20/2022 (B)(D)	2,000	1,986
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	260	256
VOLT LX LLC, Ser 2017-NPL7, CI A1
3.250%, 06/25/2047 (B)	153	152
VOLT LXIV LLC, Ser 2017-NP11, CI A1
3.375%, 10/25/2047 (B)	734	728
VOLT LXX LLC, Ser 2018-NPL6, CI A1A
4.115%, 09/25/2048 (B)	356	355
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, CI A
2.807%, VAR ICE LIBOR USD 1 Month+0.500%, 11/15/2022 (B)	95	95

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2016-2A, CI A2
4.550%, VAR ICE LIBOR USD 3 Month+2.100%, 07/19/2028 (B)	$3,300	$3,332
Voya CLO, Ser 2017-2A, CI A1R
3.699%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (B)	4,404	4,410
Voya CLO, Ser 2017-3A, CI A1A
3.699%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/2030 (B)	1,500	1,500
Voya CLO, Ser 2017-3A, CI A1R
3.210%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (B)	2,687	2,676
Voya CLO, Ser 2017-4A, CI A1
3.566%, VAR ICE LIBOR USD 3 Month+1.130%, 10/15/2030 (B)	3,597	3,580
VSE VOI Mortgage, Ser 2017-A, CI A
2.330%, 03/20/2035 (B)	2,167	2,095
Wachovia Student Loan Trust, Ser 2006-1, CI A6
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/2040 (B)	4,000	3,932
Westgate Resorts, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (B)	176	175

		273,465

Total Asset-Backed Securities (Cost $307,534) ($ Thousands)		308,109

CORPORATE OBLIGATIONS — 6.3%

Communication Services — 0.7%
Altice France
7.375%, 05/01/2026 (B)	3,800	3,648
AT&T
3.316%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	752
Comcast
2.848%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	700	700
Discovery Communications LLC
2.200%, 09/20/2019	185	183
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,475	2,358
Sirius XM Radio
5.375%, 04/15/2025 (B)	79	78
Tribune Media
5.875%, 07/15/2022	2,400	2,430

		10,149

Consumer Discretionary — 0.5%
Alimentation Couche-Tard
2.834%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (B)	700	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Daimler Finance North America LLC
3.127%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (B)	$250	$249
Dollar Tree
3.149%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
3.390%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	999
Ford Motor Credit LLC
3.656%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	488
3.164%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	500
2.989%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	489
1.897%, 08/12/2019	500	493
General Motors Financial
3.366%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	799
3.132%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	494
Marriott International
3.268%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	475	475
Nissan Motor Acceptance MTN
3.326%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	801
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,023	1,027
Volkswagen Group of America Finance LLC
3.558%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	298

		8,472

Consumer Staples — 0.2%
Conagra Brands
3.219%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	700	699
Constellation Brands
2.000%, 11/07/2019	1,100	1,087
Kraft Heinz Foods
3.438%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	695
Reckitt Benckiser Treasury Services
2.926%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (B)	700	694
Skandinaviska Enskilda Banken
2.904%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (B)	475	476

		3,651

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy — 0.4%
Anadarko Petroleum
8.700%, 03/15/2019	$500	$508
6.950%, 06/15/2019	311	316
Andeavor Logistics
5.500%, 10/15/2019	375	380
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	1,988	1,968
FTS International
6.250%, 05/01/2022	812	763
Phillips 66
3.289%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	399
3.186%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (B)	790	790
Schlumberger Finance Canada
2.200%, 11/20/2020 (B)	650	634

		5,758

Financials — 2.6%
ABN AMRO Bank MTN
2.860%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (B)	750	748
Assurant
3.624%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	595	595
Bank of America MTN
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	629
3.629%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	553
3.046%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	500	501
Bank of Nova Scotia
2.957%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	500	501
BB&T MTN
2.761%, VAR ICE LIBOR USD 3 Month+0.220%, 02/01/2021	1,000	996
BPCE MTN
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (B)	550	550
Canadian Imperial Bank of Commerce
3.054%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	950	953
Capital One
3.670%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	850	852
3.099%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	2,000	2,006
Capital One Financial
3.378%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	550	552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citibank
2.968%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	$625	$622
2.834%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	525	525
Citigroup
3.180%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	650	651
Citizens Bank
3.499%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,018
3.278%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	500	500
Cooperatieve Rabobank UA
3.244%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,007
Credit Agricole MTN
3.297%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (B)	1,000	1,008
CSABS, Ser 2018-LD1
3.420%, 07/25/2024	120	120
Danske Bank MTN
3.248%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (B)	500	500
Deutsche Bank NY
3.284%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	528
Fifth Third Bank
1.625%, 09/27/2019	3,000	2,963
Goldman Sachs Group
3.786%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	933
3.618%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	750
HSBC Holdings
2.984%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	550	546
Huntington National Bank
2.837%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	750	750
Hyundai Capital America MTN
2.000%, 07/01/2019 (B)	400	397
ING Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (B)	500	501
1.650%, 08/15/2019 (B)	300	297
ING Groep
3.536%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	710
Intesa Sanpaolo NY
3.079%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	225	225

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jackson National Life Global Funding
3.111%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (B)	$500	$503
JPMorgan Chase
3.714%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	201
3.432%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	504
2.877%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	597
Manufacturers & Traders Trust
3.250%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,025	1,030
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (B)	355	348
Morgan Stanley
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	627
Nordea Bank Abp
3.647%, VAR ICE LIBOR USD 3 Month+0.940%, 08/30/2023 (B)	525	524
PNC Bank
2.719%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	500	497
Protective Life Global Funding
2.161%, 09/25/2020 (B)	815	796
Regions Bank
3.118%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	400	396
Royal Bank of Canada MTN
2.748%, VAR ICE LIBOR USD 3 Month+0.240%, 10/26/2020	575	574
Standard Chartered
3.558%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (B)	1,050	1,042
Sumitomo Mitsui Banking
2.799%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	925	924
SunTrust Bank
3.057%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,000	1,001
Synchrony Financial
3.812%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,000
Toronto-Dominion Bank MTN
2.730%, VAR ICE LIBOR USD 3 Month+0.240%, 01/25/2021	500	498
UBS MTN
3.588%, VAR ICE LIBOR USD 3 Month+0.850%, 06/01/2020	1,000	1,006
Wells Fargo
3.597%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	553

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.548%, VAR ICE LIBOR USD 3 Month+0.930%, 02/11/2022	$4,000	$4,006
Wells Fargo MTN
3.200%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,000	1,004

		41,618

Health Care — 0.5%
Anthem
2.500%, 11/21/2020	800	785
Becton Dickinson
3.261%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	500	499
Cardinal Health
3.104%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	970
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	540	539
Halfmoon Parent
3.200%, 09/17/2020 (B)	400	397
2.984%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (B)	400	397
Molina Healthcare
4.875%, 06/15/2025 (B)	1,188	1,120
Tenet Healthcare
4.625%, 07/15/2024	2,350	2,241

		6,948

Industrials — 0.6%
Air Lease
2.125%, 01/15/2020	500	492
Avolon Holdings Funding
5.125%, 10/01/2023 (B)	1,066	1,062
BAE Systems Holdings
6.375%, 06/01/2019 (B)	600	609
Fortive
1.800%, 06/15/2019	52	51
General Electric MTN
3.028%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,000	982
Nielsen Luxembourg
5.000%, 02/01/2025 (B)	1,540	1,501
Norbord
5.375%, 12/01/2020 (B)	3,109	3,128
RBS Global
4.875%, 12/15/2025 (B)	1,450	1,376
TTX MTN
2.250%, 02/01/2019 (B)	270	270

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	85

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
3.279%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	$375	$375

		9,846

Information Technology — 0.2%
Broadcom
2.375%, 01/15/2020	1,100	1,085
DXC Technology
2.875%, 03/27/2020	565	560
Entegris
4.625%, 02/10/2026 (B)	844	781
Hewlett Packard Enterprise
3.059%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	300	298
2.100%, 10/04/2019 (B)	1,050	1,036

		3,760

Materials — 0.2%
Air Liquide Finance
1.375%, 09/27/2019 (B)	700	691
DowDuPont
3.417%, VAR ICE LIBOR USD 3 Month+0.710%, 11/15/2020	700	700
Glencore Funding LLC
3.796%, VAR ICE LIBOR USD 3 Month+1.360%, 01/15/2019	450	450
International Flavors & Fragrances
3.400%, 09/25/2020	200	200
Owens-Brockway Glass Container
5.875%, 08/15/2023 (B)	920	920
Syngenta Finance
3.698%, 04/24/2020 (B)	525	521

		3,482

Real Estate — 0.2%
American Tower
2.800%, 06/01/2020	458	453
HCP
2.625%, 02/01/2020	450	445
Realogy Group LLC
4.875%, 06/01/2023 (B)	1,940	1,744
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,022

		3,664

Utilities — 0.2%
American Electric Power
2.150%, 11/13/2020	750	730
DTE Energy
1.500%, 10/01/2019	435	429

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emera US Finance
2.150%, 06/15/2019	$230	$228
Sempra Energy
2.686%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	925	923
1.625%, 10/07/2019	260	256
Southern
3.096%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (B)	400	399
Southern Power
2.888%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (B)	375	373
Texas Energy (Escrow Security)
3.962%, 12/31/2034 (D)	63	4

		3,342

Total Corporate Obligations (Cost $101,717) ($ Thousands)		100,690

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Notes
2.875%, 11/15/2021	12,000	12,015

Total U.S. Treasury Obligation (Cost $12,005) ($ Thousands)		12,015

MUNICIPAL BONDS — 0.1%
California — 0.1%
California State, GO
Callable 10/01/2021 @ 100 3.087%, 04/01/2047 (E)	925	930

Utah — 0.0%
Utah State, Board of Regents, Ser 2016-1, CI A, RB
3.030%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	384	384

Total Municipal Bonds (Cost $1,306) ($ Thousands)		1,314

	Shares

PREFERRED STOCK — 0.0%
TE Holdcorp, 0.000% *(D)	162,325	406

Total Preferred Stock (Cost $1,410) ($ Thousands)		406

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Cumulus Media, Expires 12/30/2027 Strike Price $–*	18,975	$223
Lion Holdings, Expires 12/30/2027 Strike Price $–*	29,715	—

Total Warrants (Cost $266) ($ Thousands)		223

	Shares

COMMON STOCK — 0.0%
Boart Longyear Ltd *	5,135,974	11
TE Holdcorp *(D)	102,547	77

Total Common Stock (Cost $3,176) ($ Thousands)		88

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	88,948,466	$88,948

(Cost $88,948) ($ Thousands)		88,948

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.0%
BNP Paribas 2.300%, dated on 11/30/18, to be repurchased on 12/03/18, repurchase price $200,038 (collateralized by U.S. Government Agency Obligations, 4.000%, 10/01/48, par value $204,014; with total market value $204,001) (F)	$200	200

Total Repurchase Agreement (Cost $200) ($ Thousands)		200

Total Investments in Securities – 103.7% (Cost $1,651,458) ($ Thousands)		$1,644,265

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	13	Dec-2018	$1,550	$1,554	$4
U.S. 10-Year Treasury Note	(30)	Mar-2019	(3,574)	(3,584)	(10)
U.S. 2-Year Treasury Note	(71)	Apr-2019	(14,969)	(14,980)	(11)
U.S. 5-Year Treasury Note	(73)	Dec-2018	(8,238)	(8,247)	(9)
U.S. 5-Year Treasury Note	(20)	Mar-2019	(2,256)	(2,259)	(3)
U.S. Long Treasury Bond	(1)	Mar-2019	(139)	(140)	(1)

			$(27,626)	$(27,656)	$(30)

Percentages are based on Net Assets of $1,585,036 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $489,027 ($ Thousands), representing 30.9% of the Net Assets of the Fund.

(C)	Unsettled bank loan. Interest rate may not be available.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	87

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Opportunistic Income Fund (Concluded)

NATL – National Public Finance Guarantee Corporation

NCUA – National Credit Union Association

PO – Principal Only

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$–	$681,107	$–	$681,107
Loan Participations	–	416,772	34,393	451,165
Asset-Backed Securities	–	304,634	3,475	308,109
Corporate Obligations	–	100,686	4	100,690
U.S. Treasury Obligation	–	12,015	–	12,015
Municipal Bonds	–	1,314	–	1,314
Preferred Stock	–	–	406	406
Warrants	–	223	–	223
Common Stock	11	–	77	88
Cash Equivalent	88,948	–	–	88,948
Repurchase Agreement	–	200	–	200

Total Investments in Securities	$88,959	$1,516,951	$38,355	$1,644,265

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	4	–	–	4
Unrealized Depreciation	(34)	–	–	(34)

Total Other Financial Instruments	$(30)	$–	$–	$(30)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the valuation methods used by third party pricing services to the use of broker quote or valuation technique which utilizes unobservable inputs due to an absence of current or reliable market based dates.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as ”–” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 67,686	$ 463,332	$ (442,070)	$ 88,948	$ 453

The accompanying notes are an integral part of the financial statements.

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 37.8%

Agency Mortgage-Backed Obligations – 29.2%
FHLMC
10.000%, 03/17/2026	$21	$21
7.500%, 08/01/2030 to 12/01/2036	481	527
7.000%, 05/01/2024 to 03/01/2039	139	153
6.500%, 10/01/2031 to 09/01/2039	842	931
6.000%, 03/01/2020 to 08/01/2038	1,383	1,493
5.500%, 02/01/2035 to 12/01/2038	2,485	2,697
5.000%, 04/01/2020 to 11/01/2048	25,580	26,901
4.500%, 11/01/2025 to 11/01/2048	26,041	26,898
4.000%, 10/01/2025 to 11/01/2048	112,337	113,344
3.500%, 03/01/2033 to 10/01/2048	144,414	142,126
3.000%, 03/01/2031 to 09/01/2048	82,168	78,459
FHLMC ARM
4.693%, VAR ICE LIBOR USD 12 Month+2.330%, 05/01/2036	90	96
4.345%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	37	39
3.859%, VAR ICE LIBOR USD 12 Month+1.640%, 07/01/2048	1,089	1,103
3.851%, VAR ICE LIBOR USD 12 Month+1.991%, 12/01/2036	145	154
2.801%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	1,771	1,753
FHLMC CMO, Ser 1999-2174, CI PN
6.000%, 07/15/2029	17	19
FHLMC CMO, Ser 2001-2312, CI Z
6.500%, 05/15/2031	170	186
FHLMC CMO, Ser 2002-2399, CI XG
6.500%, 01/15/2032	43	47
FHLMC CMO, Ser 2003-2671, Cl S
10.530%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	63	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2003-2684, CI ZN
4.000%, 10/15/2033	$121	$122
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	324	345
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	7	6
FHLMC CMO, Ser 2008-3451, Cl SB, IO
3.724%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	333	25
FHLMC CMO, Ser 2009-3546, CI A
4.076%, 02/15/2039 (B)	96	98
FHLMC CMO, Ser 2010-3621, Cl SB, IO
3.924%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	127	16
FHLMC CMO, Ser 2011-3838, Cl OE
3.500%, 01/15/2029	21	21
FHLMC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	819	800
FHLMC CMO, Ser 2012-4030, Cl HS, IO
4.304%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	74	11
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	3,172	3,057
FHLMC CMO, Ser 2012-4119, CI IN, IO
3.500%, 10/15/2032	663	92
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	7,104	6,942
FHLMC CMO, Ser 2013-4194, Cl Bl, IO
3.500%, 04/15/2043	1,107	179
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,617	1,420
FHLMC CMO, Ser 2013-4227, CI VA
3.500%, 10/15/2037	1,300	1,268
FHLMC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	1,215	1,222
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	4,518	4,630
FHLMC CMO, Ser 2017-4700, Cl OJ
4.000%, 07/15/2044	3,787	3,885
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	2,571	2,676
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	11,441	11,094
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	754	744
FHLMC CMO, Ser 2018-4767, CI KA
3.000%, 03/15/2048	3,376	3,330
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	2,103	2,172
FHLMC CMO, Ser 2018-4787, CI AK
3.000%, 05/15/2048	5,507	5,278

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	89

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4793, Cl CM
3.000%, 05/15/2048	$1,461	$1,397
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	7,228	6,928
FHLMC CMO, Ser 2018-4802, CI A
3.000%, 06/15/2048	6,905	6,625
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	3,796	3,643
FHLMC Multifamily Structured Pass-Through Certificates, Ser J15F, CI A2
2.710%, 12/25/2020	350	349
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO15, CI X1, IO
1.743%, 07/25/2021 (B)	2,793	97
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO16, CI X1, IO
1.650%, 10/25/2021 (B)	487	17
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO21, Cl A1
1.603%, 01/25/2022	232	226
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO29, Cl A1
2.839%, 10/25/2022	172	170
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO32, CI X1, IO
0.218%, 05/25/2023 (B)	63,362	296
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO41, CIX1, IO
0.681%, 10/25/2024 (B)	7,755	214
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (B)	4,400	4,459
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	3,345	3,345
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, CI X1, IO
1.018%, 04/25/2024 (B)	13,463	518
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
3.007%, VAR LIBOR USD 1 Month+0.700%, 09/25/2022	195	195
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF27, Cl A
2.727%, VAR LIBOR USD 1 Month+0.420%, 12/25/2026	125	125
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF42, Cl A
2.557%, VAR LIBOR USD 1 Month+0.250%, 12/25/2024	2,404	2,408

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF52, Cl A
2.727%, VAR LIBOR USD 1 Month+0.420%, 09/25/2028	$1,395	$1,395
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJO3, Cl A2
2.328%, 06/25/2021	960	941
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ10, Cl A1
2.124%, 12/25/2022	43	43
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ17, Cl A2
2.982%, 11/25/2025	705	692
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ21, Cl A2
3.700%, 09/25/2026	5,000	5,074
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPO3, Cl A2
1.780%, 07/25/2019	39	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser KWO2, Cl A1
2.896%, 04/25/2026	2,210	2,177
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, CI A2FX
3.000%, 06/25/2027	2,025	1,946
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,269	1,395
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
3.644%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	764	87
FHLMC STRIP CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	5,764	5,566
FHLMC STRIP CMO, Ser 2014-326, Cl 300
3.000%, 03/15/2044	4,883	4,717
FHLMC STRIP CMO, Ser 2016-353, Cl S1, IO
3.694%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,180	193
FHLMC STRIP CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,536	1,475
FHLMC STRIP CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	4,230	4,084
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	2,296	2,215
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.965%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	4,991	5,033
FHLMC TBA
5.000%, 12/01/2035	6,600	6,903
4.500%, 12/01/2034	22,925	23,567
4.000%, 12/15/2040	23,600	23,732
3.500%, 12/01/2025 to 12/01/2040	23,600	23,493

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA
8.000%, 05/01/2023 to 06/01/2031	$55	$62
7.500%, 06/01/2030 to 11/01/2038	199	219
7.000%, 09/01/2026 to 02/01/2039	1,280	1,431
6.500%, 12/01/2022 to 10/01/2037	752	815
6.000%, 10/01/2019 to 10/01/2040	3,522	3,835
5.500%, 06/01/2020 to 08/01/2038	3,371	3,623
5.000%, 02/01/2020 to 08/01/2056	47,617	50,287
4.500%, 07/01/2020 to 09/01/2057	94,921	97,988
4.381%, 06/01/2021	3,785	3,884
4.363%, 11/01/2021	4,912	5,013
4.050%, 01/01/2021	1,430	1,453
4.040%, 10/01/2020	2,120	2,153
4.000%, 07/01/2020 to 06/01/2057	252,087	254,586
3.980%, 08/01/2021	4,152	4,225
3.900%, 06/01/2028	2,050	2,076
3.820%, 11/25/2030	4,450	4,464
3.770%, 01/01/2029	751	752
3.740%, 07/01/2020 to 11/01/2028	2,328	2,343
3.700%, 12/01/2025	3,045	3,089
3.587%, 09/01/2020	148	149
3.500%, 07/01/2031 to 03/01/2057	174,019	171,647
3.490%, 02/01/2033	3,000	2,888
3.480%, 08/01/2028	5,520	5,426
3.380%, 05/01/2028	126	124
3.300%, 02/01/2030	330	319
3.290%, 10/01/2020	911	912
3.210%, 11/01/2037	4,723	4,344
3.190%, 05/01/2030	2,421	2,302
3.150%, 03/01/2028	930	901
3.080%, 01/01/2028	160	154
3.010%, 05/01/2028	2,864	2,750
3.000%, 05/01/2029 to 01/01/2048	58,523	56,094
2.950%, 05/01/2031	3,278	3,031
2.830%, 06/01/2022	2,412	2,395
2.820%, 06/01/2022	2,739	2,718
2.810%, 04/01/2025	250	242
2.705%, 04/01/2023	204	199
2.593%, 04/01/2023	6,676	6,529
2.500%, 10/01/2042	3,351	3,105
FNMA ARM
3.850%, VAR ICE LIBOR USD 12 Month+1.620%, 10/01/2048	1,492	1,519
3.751%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	1,042	1,058
3.742%, VAR ICE LIBOR USD 12 Month+1.620%, 07/01/2048	1,962	1,990
3.729%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	2,090	2,121
3.690%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.617%, VAR ICE LIBOR USD 12 Month+1.594%, 12/01/2035	$28	$29
3.136%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	2,117	2,117
2.947%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	1,532	1,522
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	60	63
FNMA CMO, Ser 1992-69, CI Z
8.000%, 05/25/2022	50	52
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (A)	–	–
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	36	41
FNMA CMO, Ser 1993-99, CI Z
7.000%, 07/25/2023	182	192
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	140	145
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	135	144
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	123	134
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	1	1
FNMA CMO, Ser 1999-11, CI Z
5.500%, 03/25/2029	139	143
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	20	22
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	12	13
FNMA CMO, Ser 2005-29, CI ZA
5.500%, 04/25/2035	353	387
FNMA CMO, Ser 2005-74, Cl CS
13.653%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	105	120
FNMA CMO, Ser 2006-104, CI MI, IO
4.435%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	1,081	87
FNMA CMO, Ser 2006-125, CI SM, IO
4.885%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	519	69
FNMA CMO, Ser 2006-33, Cl LS
19.732%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	82	113
FNMA CMO, Ser 2006-46, Cl SW
15.711%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	70	93
FNMA CMO, Ser 2006-51, Cl SP, IO
4.335%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	89	10

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	91

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2007-64, Cl FA
2.785%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	$12	$12
FNMA CMO, Ser 2007-68, CI SC, IO
4.385%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	191	29
FNMA CMO, Ser 2008-22, Cl SI, IO
4.115%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,851	33
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	25	27
FNMA CMO, Ser 2009-103, Cl MB
4.290%, 12/25/2039 (B)	142	152
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,552	1,380
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,662
FNMA CMO, Ser 2010-150, Cl SK, IO
4.215%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	719	97
FNMA CMO, Ser 2010-27, Cl AS, IO
4.165%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	913	142
FNMA CMO, Ser 2011-2, Cl WA
5.817%, 02/25/2051 (B)	126	132
FNMA CMO, Ser 2011-75, Cl FA
2.865%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	146	148
FNMA CMO, Ser 2011-90, CI QI, IO
5.000%, 05/25/2034	717	36
FNMA CMO, Ser 2011-96, Cl SA, IO
4.235%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,737	237
FNMA CMO, Ser 2012-133, Cl CS, IO
3.835%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	1,088	170
FNMA CMO, Ser 2012-134, Cl MS, IO
3.835%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	474	75
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	33	35
FNMA CMO, Ser 2012-35, CI SC, IO
4.185%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	509	83
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	625	675
FNMA CMO, Ser 2012-70, CI YS, IO
4.335%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	239	27
FNMA CMO, Ser 2012-74, Cl SA, IO
4.335%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	822	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	$56	$50
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	111	97
FNMA CMO, Ser 2012-75, Cl NS, IO
4.285%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	287	47
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,388	1,107
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	3,155	2,299
FNMA CMO, Ser 2013-124, Cl SB, IO
3.635%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	823	134
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	949	73
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	678	620
FNMA CMO, Ser 2013-54, Cl BS, IO
3.835%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	520	87
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,573	1,700
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,431	1,607
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	1,061	1,068
FNMA CMO, Ser 2016-60, Cl QS, IO
3.785%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	1,666	209
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,992	1,956
FNMA CMO, Ser 2017-76, Cl SB, IO
3.785%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	3,040	499
FNMA CMO, Ser 2017-85, CI SC, IO
3.885%, 11/25/2017	1,066	151
FNMA CMO, Ser 2018-12, Cl P
3.000%, 03/25/2046	2,574	2,513
FNMA CMO, Ser 2018-14, CI KC
3.000%, 03/25/2048	3,885	3,873
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	887	875
FNMA CMO, Ser 2018-15, Cl CA
3.000%, 03/25/2048	874	859
FNMA CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	4,969	4,947
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	7,239	6,864
FNMA CMO, Ser 2018-4, Cl HC
2.500%, 12/25/2047	1,720	1,634

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	$6,906	$6,651
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	14,991	14,437
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	14,725	14,077
FNMA CMO, Ser 2018-56, Cl CH
3.000%, 08/25/2048	3,374	3,252
FNMA CMO, Ser 2018-57, CI PT
3.000%, 08/25/2048	2,583	2,477
FNMA CMO, Ser 2018-59, Cl DA
3.000%, 08/25/2048	7,360	7,058
FNMA CMO, Ser 2018-63, Cl DA
3.500%, 09/25/2048	1,779	1,770
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	2,306	2,191
FNMA CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	1,115	1,115
FNMA Interest STRIP CMO, Ser 2012-414, CI A35
3.500%, 10/25/2042	5,542	5,503
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	206	36
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	271	48
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, 1O
4.000%, 11/25/2041	1,061	230
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	973	192
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,417	110
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	992	228
FNMA Interest STRIPS CMO, Ser 2012-409, Cl CI, IO
3.000%, 11/25/2026	1,910	142
FNMA TBA
5.000%, 12/01/2037	9,055	9,473
4.500%, 12/01/2040	54,290	55,810
4.000%, 11/15/2034 to 12/14/2039	92,520	93,012
3.500%, 11/01/2040 to 12/01/2040	56,035	55,584
3.000%, 12/25/2028 to 01/15/2043	36,565	35,075
FNMA, Ser 141, CI 1
2.964%, 05/01/2027	3,993	3,857
FNMA, Ser 2014-M12, Cl FA
2.582%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	494	494

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2014-M3, CI X2, IO
0.151%, 01/25/2024 (B)	$46,344	$119
FNMA, Ser 2015-M8, CI X2, IO
0.253%, 01/25/2025 (B)	84,795	642
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	976	913
FNMA, Ser 2017-M7, CI A2
2.961%, 02/25/2027 (B)	751	714
FNMA, Ser 2018-M1, CI A2
3.086%, 12/25/2027 (B)	8,400	7,958
FNMA, Ser 2018-M2, CI A2
2.999%, 01/25/2028 (B)	710	674
FNMA, Ser M12, CI A1
3.546%, 02/25/2030	746	752
FNMA, Ser M13, CI A1
3.820%, 03/25/2030 (B)	1,794	1,830
FNMA, Ser M5, CI FA
2.772%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	743	745
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.565%, 12/25/2048 (B)(C)	171	175
GNMA
9.500%, 12/15/2020	–	–
7.000%, 04/15/2026 to 05/15/2033	786	843
6.500%, 01/15/2024 to 07/15/2035	1,387	1,512
6.000%, 12/15/2023 to 10/20/2040	4,708	5,141
5.000%, 12/20/2039 to 10/20/2047	9,718	10,203
4.500%, 01/20/2040 to 06/20/2047	22,267	23,112
4.000%, 08/20/2047 to 11/20/2047	9,636	9,761
3.500%, 03/20/2046 to 11/20/2047	24,976	24,714
3.250%, 09/16/2052	150	147
3.000%, 04/15/2045 to 11/20/2047	52,055	50,154
GNMA ARM
3.880%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	774	795
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	9	9
GNMA CMO, Ser 2001-22, Cl PS
15.022%, VAR LIBOR USD 1 Month+21.008%, 03/17/2031	198	256
GNMA CMO, Ser 2002-57, Cl SB
77.844%, VAR LIBOR USD 1 Month+112.500%, 08/16/2032	25	68
GNMA CMO, Ser 2003-60, Cl GS
8.566%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	19	20
GNMA CMO, Ser 2005-7, CI JM
11.637%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	4	4

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2006-16, Cl GS, IO
4.689%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	$540	$66
GNMA CMO, Ser 2007-78, Cl SA, IO
4.220%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	3,282	350
GNMA CMO, Ser 2009-106, Cl KS, IO
4.099%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	3,988	518
GNMA CMO, Ser 2009-66, CI XS, IO
4.490%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	36	4
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,428
GNMA CMO, Ser 2009-8, Cl PS, IO
3.990%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	33	3
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	56	54
GNMA CMO, Ser 2010-31, Cl GS, IO
4.199%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	90	3
GNMA CMO, Ser 2010-4, Cl NS, IO
4.080%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	5,614	807
GNMA CMO, Ser 2010-4, Cl SL, IO
4.090%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	116	16
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	1,254	1,292
GNMA CMO, Ser 2010-85, Cl HS, IO
4.349%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	355	31
GNMA CMO, Ser 2010-HO4, Cl Cl, IO
1.632%, 04/20/2060 (B)	7,190	286
GNMA CMO, Ser 2010-H10, CI FC
3.295%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	2,716	2,751
GNMA CMO, Ser 2010-H26, CI LF
2.624%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	3,743	3,738
GNMA CMO, Ser 2011-146, Cl El, IO
5.000%, 11/16/2041	61	12
GNMA CMO, Ser 2011-H09, CI AF
2.774%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	1,118	1,120
GNMA CMO, Ser 2012-112, Cl IO, IO
0.278%, 02/16/2053 (B)	6,180	122
GNMA CMO, Ser 2012-124, Cl AS, IO
3.890%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	857	136
GNMA CMO, Ser 2012-141, Cl WA
4.531%, 11/16/2041 (B)	657	691

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-142, Cl IO, IO
0.986%, 04/16/2054 (B)	$18,427	$755
GNMA CMO, Ser 2012-27, Cl IO, IO
0.959%, 04/16/2053 (B)	9,361	279
GNMA CMO, Ser 2012-66, Cl Cl, IO
3.500%, 02/20/2038	838	68
GNMA CMO, Ser 2012-98, Cl SA, IO
3.790%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	664	98
GNMA CMO, Ser 2012-HO7, CI KI, IO
1.189%, 03/20/2062 (B)	24,874	435
GNMA CMO, Ser 2013-145, Cl IO, IO
1.067%, 09/16/2044 (B)	8,030	389
GNMA CMO, Ser 2013-163, Cl IO, IO
1.147%, 02/16/2046 (B)	10,933	501
GNMA CMO, Ser 2013-HO1, CI TA
2.774%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	114	114
GNMA CMO, Ser 2013-HO1, CI JA
2.594%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	1,013	1,011
GNMA CMO, Ser 2014-124, Cl IE, IO
0.741%, 05/16/2054 (B)	9,368	361
GNMA CMO, Ser 2014-186, Cl IO, IO
0.757%, 08/16/2054 (B)	14,344	637
GNMA CMO, Ser 2014-47, Cl IA, IO
0.257%, 02/16/2048 (B)	1,976	46
GNMA CMO, Ser 2014-50, Cl IO, IO
0.842%, 09/16/2055 (B)	5,000	264
GNMA CMO, Ser 2014-HO4, Cl FB
2.924%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	2,212	2,226
GNMA CMO, Ser 2015-167, Cl Ol, IO
4.000%, 04/16/2045	504	101
GNMA CMO, Ser 2016-128, Cl IO, IO
0.952%, 09/16/2056 (B)	12,485	974
GNMA CMO, Ser 2016-135, Cl SB, IO
3.790%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	596	145
GNMA CMO, Ser 2016-84, CI IG, IO
4.500%, 11/16/2045	254	56
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	2,824	2,716
GNMA CMO, Ser 2018-HO6, CI PF
2.574%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	1,028	1,025
GNMA CMO, Ser 2018-HO7, CI FD
2.574%, VAR LIBOR USD 1 Month+0.300%, 05/20/2068	1,820	1,815
GNMA CMO, Ser 2018-H13, CI DF
2.850%, VAR ICE LIBOR USD 12 Month+0.020%, 07/20/2068	7,350	7,286

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
4.500%, 12/15/2039 to 01/15/2045	$65,580	$67,637
4.000%, 12/01/2039	4,035	4,084
3.500%, 12/15/2041	6,035	5,965
GNMA, Ser 118, Cl AC
3.200%, 05/16/2049	728	714
GNMA, Ser 129, CI AG
3.100%, 05/16/2059	1,417	1,384
GNMA, Ser 135, Cl AG
2.600%, 08/16/2058	1,051	983
GNMA, Ser 2011-92, Cl AB
2.700%, 11/16/2044	1	1
GNMA, Ser 2012-33, CI A
1.899%, 03/16/2040	70	69
GNMA, Ser 2017-190, Cl IO, IO
0.691%, 03/16/2060 (B)	7,346	436
GNMA, Ser 98, CI A
3.000%, 10/16/2050	429	417
GNMA, Ser 99, CI A
3.200%, 01/16/2052	567	557
NCUA Guaranteed Notes CMO, Ser 2010-R1, CI 1A
2.768%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	2,672	2,676
NCUA Guaranteed Notes CMO, Ser 2010-R3, CI 1A
2.878%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	267	268
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.878%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	241	242
NCUA Guaranteed Notes CMO, Ser 2011-R1, CI 1A
2.768%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	19	19

		1,928,725

Non-Agency Mortgage-Backed Obligations — 8.6%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
2.841%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	3,765	3,727
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
4.196%, 11/28/2035 (B)(C)	35	35
Aventura Mall Trust, Ser 2013-AVM, Cl D
3.867%, 12/05/2032 (B)(C)	190	192
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, CI A
4.227%, 08/10/2038 (B)(C)	2,640	2,681

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.682%, 11/25/2021 (B)	$27	$25
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.130%, 04/25/2037 (B)	111	109
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	10	10
Banc of America Funding, Ser 2004-2, CI 1CB1
5.750%, 09/20/2034	130	137
Banc of America Funding, Ser 2004-C, Cl 1A1
4.969%, 12/20/2034 (B)	48	48
Banc of America Funding, Ser 2005-B, Cl 2A1
4.030%, 04/20/2035 (B)	1,448	1,268
Banc of America Funding, Ser 2006-G, Cl 2A4
2.591%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	3,758	3,736
Banc of America Funding, Ser 2015-R2, CI 9A1
2.530%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	2,504	2,478
BANK, Ser 2017-BNK7, CI A5
3.435%, 09/15/2060	1,170	1,127
BBCMS Trust, Ser 2015-SRCH,CI A1
3.312%, 08/10/2035 (C)	450	443
BBCMS Trust, Ser 2018-CBM, CI A
3.307%, VAR LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	3,500	3,492
BB-UBS Trust, Ser 2012-TFT, CI A
2.892%, 06/05/2030 (C)	1,500	1,472
BCAP LLC Trust, Ser 2009-RR5, CI 8A1
5.500%, 11/26/2034 (B)(C)	118	120
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.379%, 05/25/2034 (B)	71	65
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, CI 14A
3.856%, 05/25/2034 (B)	32	31
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
3.055%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	4	4
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, CI X1, IO
0.516%, 06/11/2041 (B)(C)	125	1
BENCHMARK Mortgage Trust, Ser 2018-B1, CI ASB
3.602%, 01/15/2051 (B)	582	577
Caesars Palace Las Vegas Trust, Ser 2017-VICI, CI A
3.531%, 10/15/2034 (C)	3,550	3,544

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	95

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2006-CD2, CI X, IO
0.023%, 01/15/2046 (B)(C)	$2,048	$–
CD Commercial Mortgage Trust, Ser 2007-CD4, CI XC, IO
0.929%, 12/11/2049 (B)(C)	123	1
CD Commercial Mortgage Trust, Ser 2016-CD1, CI ASB
2.622%, 08/10/2049	1,686	1,612
CD Commercial Mortgage Trust, Ser 2016-CD1, CI A1
1.443%, 08/10/2049	378	368
CD Commercial Mortgage Trust, Ser 2017-CD3, CI A4
3.631%, 02/10/2050	1,240	1,219
CD Commercial Mortgage Trust, Ser 2017-CD4, CI ASB
3.317%, 05/10/2050	734	723
CD Commercial Mortgage Trust, Ser 2017-CD6, CI ASB
3.332%, 11/13/2050	1,764	1,719
CD Commercial Mortgage Trust, Ser 2018-CD7, CI A4
4.279%, 08/15/2051	296	303
CFCRE Commercial Mortgage Trust, Ser 2016-C3, CI A1
1.793%, 01/10/2048	566	557
CFCRE Commercial Mortgage Trust, Ser 2016-C4, CI A4
3.283%, 05/10/2058	894	855
CFCRE Commercial Mortgage Trust, Ser 2016-C4, CI ASB
3.091%, 05/10/2058	988	965
CFCRE Commercial Mortgage Trust, Ser 2016-C7, CI A2
3.585%, 12/10/2054	964	941
CFCRE Commercial Mortgage Trust, Ser 2016-C7, CI A3
3.839%, 12/10/2054	1,247	1,236
CFCRE Commercial Mortgage Trust, Ser 2017-C8, CI A1
1.965%, 06/15/2050	471	461
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	751
CGRBS Commercial Mortgage Trust, Ser 2013-VNO5, CI A
3.369%, 03/13/2035 (C)	1,835	1,826
Chase Mortgage Finance, Ser 2007-A1, CI 9A1
4.042%, 02/25/2037 (B)	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance, Ser 2007-A1, CI 2A1
4.453%, 02/25/2037 (B)	$61	$62
Chase Mortgage Finance, Ser 2007-A2, CI 1A1
4.256%, 07/25/2037 (B)	104	104
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
3.095%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,777	2,647
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,448
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	890
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	500	488
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, CI A
4.740%, 09/25/2033 (B)	73	74
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
3.340%, 02/25/2034 (B)	21	20
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.226%, 05/25/2034 (B)(C)	149	153
Citigroup Mortgage Loan Trust, Ser 2004-UST1, CI A6
4.275%, 08/25/2034 (B)	48	46
Citigroup Mortgage Loan Trust, Ser 2009-10, CI 1A1
4.334%, 09/25/2033 (B)(C)	123	125
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, CI A
2.871%, 11/10/2031 (B)(C)	1,290	1,246
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.307%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (C)	3,980	3,976
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (B)(C)	4,243	4,215
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	209	207
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	204	194
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,396
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	23	23
COMM Mortgage Trust, Ser 2013-CR12, Cl A2
2.904%, 10/10/2046	306	306

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	$1,150	$1,190
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	79	79
COMM Mortgage Trust, Ser 2014-LC15, Cl A2
2.840%, 04/10/2047	450	449
COMM Mortgage Trust, Ser 2014-UBS2, CI XA, IO
1.474%, 03/10/2047 (B)	13,740	651
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	603	610
COMM Mortgage Trust, Ser 2014-UBS5, CI ASB
3.548%, 09/10/2047	504	505
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	1,408	1,400
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	134	133
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	3,499	3,413
COMM Mortgage Trust, Ser 2015-LC19, CI XA, IO
1.323%, 02/10/2048 (B)	17,166	966
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,436
COMM Mortgage Trust, Ser 2016-COR1, CI ASB
2.972%, 10/10/2049	728	707
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
4.027%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (C)	1,075	1,075
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,721
Commercial Mortgage Pass Through Certificates, Ser CR14, Cl B
4.708%, 02/10/2047 (B)	350	364
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	741	723
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	194
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	763	778
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.254%, 10/10/2046 (B)	90	90
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.732%, 08/10/2049 (B)(C)	$1,350	$1,349
Commercial Mortgage Trust, Ser 2013-CR11, CI A1
1.468%, 08/10/2050	31	31
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/2047	1,136	1,130
Commercial Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	722	734
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	1,599	1,580
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/2034 (C)	1,752	1,734
Countrywide Alternative Loan Trust, Ser 2004-27CB, CI A1
6.000%, 12/25/2034	675	668
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	270	280
Countrywide Alternative Loan Trust, Ser 2004-J6,CI PO, PO
0.000%, 11/25/2031 (A)	52	48
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
3.153%, VAR 12 Month Treas Avg+1.100%, 08/25/2035	12	9
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
3.887%, 08/25/2034 (B)	145	141
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	193	176
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	158	160
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	104	111
CSAIL Commercial Mortgage Trust, Ser 2015-C3, CI A4
3.718%, 08/15/2048	1,040	1,035
CSAIL Commercial Mortgage Trust, Ser 2015-C3, CI A3
3.447%, 08/15/2048	110	108
CSAIL Commercial Mortgage Trust, Ser 2015-C4, CI A4
3.808%, 11/15/2048	1,904	1,898
CSAIL Commercial Mortgage Trust, Ser 2016-C5, CI ASB
3.533%, 11/15/2048	327	326

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	97

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2014-USA, CI A2
3.953%, 09/15/2037 (C)	$590	$591
CSMC Trust, Ser 2015-5R, CI 1A1
2.866%, 09/27/2046 (B)(C)	3,802	3,733
CSMC Trust, Ser 2015-GLPA, CI A
3.881%, 11/15/2037 (C)	203	205
CSMC Trust, Ser 2016-NXSR, CI A4
3.795%, 12/15/2049 (B)	2,239	2,212
CSMC Trust, Ser 2018-J1, CI A2
3.500%, 02/25/2048 (B)(C)	13,979	13,342
CSMC Trust, Ser 2018-RPL9, CI A
3.850%, 09/25/2057 (B)(C)	7,884	7,860
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	505	510
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034 (B)(C)	250	252
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A4
4.466%, 10/15/2051	1,999	2,072
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	419
DBRR Trust, Ser 2011-LC2, CI A4A
4.537%, 07/12/2044 (B)(C)	2,845	2,892
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	109	111
DSLA Mortgage Loan Trust, Ser 2004-AR2, CI A2B
3.103%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	688	642
EverBank Mortgage Loan Trust, Ser 2018-1, CI A22
3.500%, 02/25/2048 (B)(C)	3,475	3,364
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.215%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	2,297	2,342
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
4.225%, 09/25/2034 (B)	112	110
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	5,743	5,525
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	26,208	149
GE Business Loan Trust, Ser 2007-1A, Cl A
2.477%, VAR LIBOR USD 1 Month+0.170%, 04/15/2035 (C)	402	394
GNMA
5.000%, 04/20/2048 to 12/20/2048	42,216	44,154
4.500%, 03/15/2042 to 12/20/2048	29,343	30,307
4.000%, 03/20/2048 to 04/20/2048	3,997	4,057
3.500%, 06/20/2044 to 06/15/2048	36,922	36,592
3.000%, 09/20/2047	4,255	4,098
GNMA TBA
5.000%, 01/01/2040 to 02/01/2040	89,800	93,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GRACE Mortgage Trust, Ser 2014-GRCE, Cl A
3.369%, 06/10/2028 (C)	$700	$700
GS Mortgage Securities II, Ser 2013-KING, CI A
2.706%, 12/10/2027 (C)	242	240
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,582
GS Mortgage Securities II, Ser GS10, Cl A5
4.155%, 07/10/2051 (B)	1,545	1,567
GS Mortgage Securities Trust, Ser 2006-GG8, CI X, IO
1.089%, 11/10/2039 (B)(C)	1,076	8
GS Mortgage Securities Trust, Ser 2012-GC6, CI C
5.840%, 01/10/2045 (B)(C)	1,073	1,113
GS Mortgage Securities Trust, Ser 2012-GCJ7, CI AAB
2.935%, 05/10/2045	133	133
GS Mortgage Securities Trust, Ser 2013-GC16, CI B
5.161%, 11/10/2046 (B)	390	409
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	668	672
GS Mortgage Securities Trust, Ser 2015-GC32, CI XA, IO
0.973%, 07/10/2048 (B)	37,494	1,481
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	4,504	4,427
GS Mortgage Securities Trust, Ser 2016-GS3, CI AAB
2.777%, 10/10/2049	1,102	1,065
GS Mortgage Securities Trust, Ser 2016-GS3, CI A4
2.850%, 10/10/2049	734	686
GS Mortgage Securities Trust, Ser 2018-SRP5, CI A
3.281%, 06/09/2021	3,770	3,773
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	3,770	3,773
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, CI A1A
3.750%, 10/25/2057 (C)	8,200	8,088
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, CI 1AS, IO
2.240%, 09/25/2035 (B)(C)	224	15
GSR Mortgage Loan Trust, Ser 2004-8F, CI 2A3
6.000%, 09/25/2034	68	70

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2007-1F, CI 2A4
5.500%, 01/25/2037	$25	$26
Impac CMB Trust, Ser 2005-4, CI 2A1
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	122	120
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	3,578	3,772
Impac Secured Assets CMN Owner Trust, Ser 2006-2, CI 2A1
2.665%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	980	950
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
3.175%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	19	18
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
3.115%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	30	28
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (B)	230	238
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.710%, 09/15/2047 (B)	750	725
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, CI A4
3.670%, 09/15/2047	844	843
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, CI ASB
3.017%, 02/15/2048	645	634
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,636
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, CI A2
2.773%, 10/15/2048	581	577
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, CI ASB
3.549%, 03/15/2050	2,149	2,128
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, CI ASB
3.283%, 07/15/2050	813	793
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, CI ASB
3.492%, 03/15/2050	291	287
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	545
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, CI ASB
4.145%, 06/15/2051	1,000	1,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.388%, 06/12/2043 (B)	$4,265	$5
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
2.462%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	186	185
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	586	586
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	1,199	1,196
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	728	725
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	634	632
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl C
5.157%, VAR LIBOR USD 1 Month+2.850%, 05/15/2028 (C)	565	565
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	806	790
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	907	912
2.713%, 08/15/2049	993	953
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, CI A4
2.822%, 08/15/2049	1,400	1,309
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A4
2.627%, 08/15/2049	1,535	1,415
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (B)(C)	565	564
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, CI A
3.217%, VAR LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,100	2,095
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, CI AFX
4.248%, 07/05/2033 (C)	1,980	2,037
JPMorgan Mortgage Trust, Ser 2004-A3, CI SF3
4.133%, 06/25/2034 (B)	455	456
JPMorgan Mortgage Trust, Ser 2005-A1, CI 3A4
4.329%, 02/25/2035 (B)	153	157

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	99

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A2, CI 5A2
4.642%, 04/25/2035 (B)	$43	$44
JPMorgan Mortgage Trust, Ser 2006-A2, CI 4A1
4.480%, 08/25/2034 (B)	217	218
JPMorgan Mortgage Trust, Ser 2006-A2, CI 5A3
4.611%, 11/25/2033 (B)	206	211
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.639%, 12/25/2046 (B)(C)	1,113	1,094
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.173%, 10/26/2048 (B)(C)	3,380	3,259
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.173%, 10/26/2048 (B)(C)	9,555	9,420
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	7,167	6,942
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	2,825	2,719
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	9,619	9,402
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, CI XCL, IO
0.393%, 02/15/2041 (B)(C)	970	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,815	1,779
LMREC, Ser 2016-CRE2, CI A
3.987%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	1,212	1,212
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
4.443%, 11/21/2034 (B)	2,261	2,318
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
3.625%, 06/25/2034 (B)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, CI 1A1
5.500%, 05/25/2034	515	535
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	266	228
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,486	1,379
MASTR Reperforming Loan Trust, Ser 2005-2, CI 1A1F
2.665%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	280	226
MASTR Resecuritization Trust, Ser 2005-PO, CI 3PO, PO
0.000%, 05/28/2035 (A)(C)	17	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
4.625%, 10/25/2032 (B)	$5	$5
MASTR Seasoned Securities Trust, Ser 2005-1, Cl 4A1
4.519%, 10/25/2032 (B)	47	47
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.464%, 07/25/2033 (B)	59	58
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.139%, 12/25/2034 (B)	150	149
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (B)	44	45
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
4.103%, 02/25/2034 (B)	60	60
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, CI A2
4.085%, 08/25/2034 (B)	89	91
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, CI A2
3.236%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	118	114
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.346%, 02/25/2036 (B)	93	94
ML-CFC Commercial Mortgage Trust, Ser 2006-4, CI XC, IO
0.804%, 12/12/2049 (B)(C)	245	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, CI A4
4.218%, 07/15/2046 (B)	1,600	1,636
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, CI AS
4.255%, 04/15/2047	75	77
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, CI A5
3.635%, 10/15/2048	1,007	998
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, CI A4
3.753%, 12/15/2047	268	267
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, CI A4
3.544%, 01/15/2049	482	473
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,355
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl A4
2.600%, 09/15/2049	1,726	1,586

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007-HQ11, CI X, IO
0.529%, 02/12/2044 (B)(C)	$492	$1
Morgan Stanley Capital I Trust, Ser 2014-CPT, CI A
3.350%, 07/13/2029 (C)	910	910
Morgan Stanley Capital I Trust, Ser 2016-BNK2, CI XA, IO
1.227%, 11/15/2049 (B)	16,170	970
Morgan Stanley Capital I Trust, Ser 2016-UB11, CI ASB
2.606%, 08/15/2049	756	721
Morgan Stanley Capital I Trust, Ser 2016-UB11, CI A1
1.445%, 08/15/2049	960	940
Morgan Stanley Capital I Trust, Ser 2016-UBS9, CI A1
1.711%, 03/15/2049	555	544
Morgan Stanley Capital I Trust, Ser T27, Cl AJ
6.145%, 06/11/2042 (B)	3,253	3,440
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.636%, 04/25/2034 (B)	162	171
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	17	9
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, CI A85
2.639%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	4,895	4,301
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	3,115	2,973
New Residential Mortgage Loan Trust, Ser 2017-4A, CI A1
4.000%, 05/25/2057 (B)(C)	6,356	6,383
New Residential Mortgage Loan Trust, Ser 2018-1A, CI A1A
4.000%, 12/25/2057 (B)(C)	59	59
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.954%, 05/25/2036 (B)	173	168
OBP Depositor Trust, Ser 2010-0BP, Cl A
4.646%, 07/15/2045 (C)	1,875	1,901
OBX Trust, Ser 2018-1, Cl A2
2.965%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	4,671	4,651
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
3.620%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,462	4,471
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	57	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	$12	$10
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,343	1,079
RALI Trust, Ser 2005-Q05, CI A1
3.053%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	584	534
RAMP Trust, Ser 2005-SL1, CI A5
6.500%, 05/25/2032	15	15
RBS Commercial Funding Trust, Ser 2013-GSP, CI A
3.961%, 01/13/2032 (B)(C)	1,380	1,390
Residential Accredit Loans, Ser 2005-002, CI A1
3.413%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	411	392
Residential Asset Mortgage Products, Ser 2004-SL1, CI A8
6.500%, 11/25/2031	184	191
Residential Asset Mortgage Products, Ser 2004-SL1, CI A7
7.000%, 11/25/2031	50	53
Residential Asset Mortgage Products, Ser 2004-SL3, CI A2
6.500%, 12/25/2031	55	54
Residential Asset Securitization Trust, Ser 2004-IP2, CI 2A1
4.336%, 12/25/2034 (B)	412	411
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
3.257%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,340	1,338
Seasoned Loans Structured Transaction, Ser 2018-2, Cl A1
3.500%, 11/25/2028	1,580	1,560
Seasoned Loans Structured Transaction, Ser 2018-1, Cl A1
3.500%, 06/25/2028	3,642	3,641
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
2.817%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	184	172
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
2.635%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,625	1,531
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, CI M2
4.515%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	1,020	1,042
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.963%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	120	118

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	101

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, CI A1
2.783%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035		$2,336	$2,274
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032		97	95
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033		215	219
Structured Asset Securities, Ser 2003-31A, CI 2A7
4.270%, 10/25/2033 (B)		2,343	2,381
Structured Asset Securities, Ser 2003-37A, CI 2A
4.418%, 12/25/2033 (B)		56	56
Thornburg Mortgage Securities Trust, Ser 2003-4, CI A1
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043		224	222
Towd Point Mortgage Funding, Ser 2016-V1A, CI A1
2.089%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	GBP	1,370	1,751
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)		$1,488	1,456
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050 (B)		1,930	1,867
UBS Commercial Mortgage Trust, Ser 2017-C7, CI A4
3.679%, 12/15/2050		209	204
UBS Commercial Mortgage Trust, Ser 2018-C10, CI A4
4.313%, 05/15/2051		632	646
UBS Commercial Mortgage Trust, Ser 2018-C13, CI A4
4.334%, 10/15/2051		1,081	1,108
UBS Commercial Mortgage Trust, Ser 2018-C9, CI A4
4.117%, 03/15/2051		1,576	1,588
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, CI A4
3.525%, 05/10/2063		1,143	1,141
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)		100	98
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)		1,110	1,118
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)		1,210	1,200
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, CI XC, IO
0.045%, 06/15/2045 (B)(C)		4,032	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, CI A
3.921%, 01/25/2033 (B)	$103	$106
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, CI A7
4.487%, 10/25/2033 (B)	117	118
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
4.223%, 06/25/2033 (B)	95	96
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, CI A7
4.146%, 08/25/2033 (B)	85	88
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, CI 1A6
4.334%, 09/25/2033 (B)	206	211
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
11.097%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	17	18
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, CI A8
5.250%, 10/25/2033	344	347
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, CI A2
3.958%, 06/25/2034 (B)	80	81
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, CI A6
4.111%, 06/25/2034 (B)	7,465	7,606
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	8,243	8,152
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, CI A1A1
2.585%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	8,156	8,076
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
3.123%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,693	1,035
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.677%, 11/25/2036 (B)	145	137
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, CI 1A1B
2.756%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	204	133
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, CI 2A
2.515%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	254	251

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	$264	$50
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, CI 1A1
5.750%, 02/25/2033	8	8
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, CI 1P, PO
0.000%, 05/25/2033 (A)	17	15
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	60	56
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	1,300	1,300
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, CI A
2.800%, 03/18/2028 (B)(C)	1,530	1,516
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, CI A4
3.065%, 11/15/2059	1,310	1,235
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, CI A1
4.006%, 02/25/2034 (B)	74	75
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, CI 3A2
4.533%, 12/25/2034 (B)	73	76
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, CI 2A1
4.475%, 12/25/2034 (B)	106	108
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, CI 1A1
4.556%, 07/25/2034 (B)	192	196
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-0, CI A1
4.681%, 08/25/2034 (B)	34	35
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, CI A1
4.541%, 08/25/2035 (B)	72	73
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
4.305%, 06/25/2035 (B)	167	172
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, CI 2A1
4.675%, 10/25/2033 (B)	63	63
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, CI 1A1
4.825%, 11/25/2036 (B)	139	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, CI 1A3
4.562%, 04/25/2036 (B)	$67	$67
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
4.107%, 03/26/2035 (B)(C)	2,020	2,085
WFRBS Commercial Mortgage Trust, Ser 2012-C7, CI XA, IO
1.562%, 06/15/2045 (B)(C)	2,732	101
WFRBS Commercial Mortgage Trust, Ser 2013-C12, CI XA, IO
1.419%, 03/15/2048 (B)(C)	11,388	491
WFRBS Commercial Mortgage Trust, Ser 2013-C12, CI C
4.487%, 03/15/2048 (B)	490	488
WFRBS Commercial Mortgage Trust, Ser 2013-C15, CI A4
4.153%, 08/15/2046 (B)	150	154
WFRBS Commercial Mortgage Trust, Ser 2013-C17, CI A4
4.023%, 12/15/2046	120	122
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, CI A2
2.927%, 03/15/2046	571	570
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.260%, 03/15/2047 (B)	4,860	195
WFRBS Commercial Mortgage Trust, Ser 2014-C19, CI B
4.723%, 03/15/2047 (B)	210	214
WFRBS Commercial Mortgage Trust, Ser 2014-C21, CI B
4.213%, 08/15/2047 (B)	2,180	2,161
WFRBS Commercial Mortgage Trust, Ser 2014-C21, CI XA, IO
1.224%, 08/15/2047 (B)	15,060	647
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,321
WFRBS Commercial Mortgage Trust, Ser 2014-C22, CI B
4.371%, 09/15/2057 (B)	775	778
WFRBS Commercial Mortgage Trust, Ser 2014-C23, CI XA, IO
0.772%, 10/15/2057 (B)	5,194	138
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,328

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	103

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, CI A5
3.607%, 11/15/2047	$110	$109

		564,135

Total Mortgage-Backed Securities (Cost $2,528,456) ($ Thousands)		2,492,860

CORPORATE OBLIGATIONS — 30.9%
Communication Services — 2.5%
21st Century Fox America
8.875%, 04/26/2023	150	179
6.900%, 03/01/2019	4,000	4,037
6.650%, 11/15/2037	260	330
6.200%, 12/15/2034	265	316
6.150%, 03/01/2037	2,050	2,463
4.950%, 10/15/2045	639	676
America Movil
5.000%, 10/16/2019	1,930	1,957
5.000%, 03/30/2020	540	548
AT&T
6.000%, 08/15/2040	2,875	2,897
5.800%, 02/15/2019	675	679
5.450%, 03/01/2047	1,817	1,716
5.250%, 03/01/2037	4,335	4,108
5.150%, 02/15/2050 (C)	2,096	1,879
4.800%, 06/15/2044	6,125	5,348
4.750%, 05/15/2046	1,679	1,445
4.500%, 03/09/2048	687	572
4.450%, 05/15/2021	440	447
4.350%, 06/15/2045	902	735
4.300%, 02/15/2030	1,430	1,332
3.950%, 01/15/2025	140	135
3.875%, 08/15/2021	350	351
3.400%, 05/15/2025	7,268	6,763
3.000%, 02/15/2022	700	683
Bharti Airtel
4.375%, 06/10/2025 (C)	810	726
CBS
3.700%, 08/15/2024	1,505	1,452
3.375%, 02/15/2028	1,200	1,075
2.300%, 08/15/2019	220	219
Charter Communications Operating LLC
6.484%, 10/23/2045	630	630
6.384%, 10/23/2035	1,910	1,950
5.750%, 04/01/2048	1,722	1,604
5.375%, 04/01/2038	1,306	1,190
5.375%, 05/01/2047	699	623
4.908%, 07/23/2025	3,750	3,724
4.464%, 07/23/2022	645	646
4.200%, 03/15/2028	1,300	1,209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 02/15/2028	$3,290	$2,957
3.579%, 07/23/2020	820	816
Comcast
7.050%, 03/15/2033	50	62
4.950%, 10/15/2058	1,475	1,447
4.750%, 03/01/2044	120	116
4.700%, 10/15/2048	200	195
4.600%, 10/15/2038	6,904	6,755
4.400%, 08/15/2035	3,055	2,917
4.250%, 10/15/2030	1,010	997
4.250%, 01/15/2033	360	349
4.200%, 08/15/2034	570	539
4.150%, 10/15/2028	4,216	4,178
4.000%, 03/01/2048	1,004	882
3.950%, 10/15/2025	4,095	4,079
3.900%, 03/01/2038	1,000	898
3.700%, 04/15/2024	2,609	2,602
3.450%, 10/01/2021	3,010	3,013
3.300%, 10/01/2020	3,746	3,745
3.200%, 07/15/2036	170	140
2.350%, 01/15/2027	1,780	1,559
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	291
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	228
Discovery Communications LLC
6.350%, 06/01/2040	1,770	1,880
2.750%, 11/15/2019 (C)	2,000	1,985
Rogers Communications
4.100%, 10/01/2023	133	135
Sprint Capital
8.750%, 03/15/2032	200	217
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	3,595	3,563
4.738%, 03/20/2025 (C)	2,370	2,355
3.360%, 09/20/2021 (C)	7,661	7,575
Telefonica Emisiones SAU
5.877%, 07/15/2019	180	183
5.462%, 02/16/2021	69	71
5.213%, 03/08/2047	494	447
5.134%, 04/27/2020	1,160	1,184
4.103%, 03/08/2027	1,010	956
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,189
Verizon Communications
5.500%, 03/16/2047	1,076	1,122
5.250%, 03/16/2037	2,410	2,477
5.150%, 09/15/2023	400	423
4.672%, 03/15/2055	1,335	1,197
4.522%, 09/15/2048	220	200
4.500%, 08/10/2033	2,165	2,102
4.400%, 11/01/2034	6,407	6,073

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.329%, 09/21/2028	$3,527	$3,495
4.272%, 01/15/2036	4,462	4,104
4.150%, 03/15/2024	1,540	1,555
4.125%, 03/16/2027	600	593
4.125%, 08/15/2046	1,945	1,672
3.850%, 11/01/2042	1,660	1,390
3.500%, 11/01/2024	2,060	2,009
3.376%, 02/15/2025	517	498
2.625%, 08/15/2026	940	842
Viacom
4.250%, 09/01/2023	200	201
3.875%, 04/01/2024	230	227
Vodafone Group
5.250%, 05/30/2048	3,785	3,488
4.375%, 05/30/2028	4,820	4,626
3.750%, 01/16/2024	1,274	1,241
Walt Disney MTN
4.125%, 06/01/2044	335	324
Warner Media LLC
6.250%, 03/29/2041	190	200
5.375%, 10/15/2041	1,089	1,034
5.350%, 12/15/2043	328	307
4.750%, 03/29/2021	2,180	2,232
4.700%, 01/15/2021	160	163
3.800%, 02/15/2027	535	499
3.550%, 06/01/2024	3,695	3,543

		163,986

Consumer Discretionary — 1.4%
Advance Auto Parts
5.750%, 05/01/2020	175	180
Alimentation Couche-Tard
4.500%, 07/26/2047 (C)	118	108
3.550%, 07/26/2027 (C)	2,200	2,033
Amazon.com
5.200%, 12/03/2025	1,080	1,173
4.950%, 12/05/2044	600	643
4.800%, 12/05/2034	187	196
4.050%, 08/22/2047	570	535
3.875%, 08/22/2037	460	435
3.150%, 08/22/2027	960	911
2.800%, 08/22/2024	2,592	2,478
AutoZone
3.750%, 06/01/2027	1,630	1,543
2.500%, 04/15/2021	44	43
BMW US Capital LLC
3.450%, 04/12/2023 (C)	2,320	2,269
3.100%, 04/12/2021 (C)	1,740	1,717
1.850%, 09/15/2021 (C)	180	171
Cox Communications
3.250%, 12/15/2022 (C)	1,010	982

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	$1,740	$1,718
2.700%, 08/03/2020 (C)	340	335
2.450%, 05/18/2020 (C)	150	148
2.300%, 01/06/2020 (C)	3,120	3,079
Ford Motor
5.291%, 12/08/2046	903	725
4.750%, 01/15/2043	40	30
Ford Motor Credit LLC
8.125%, 01/15/2020	1,225	1,276
5.875%, 08/02/2021	2,400	2,444
4.140%, 02/15/2023	385	365
3.815%, 11/02/2027	287	243
3.813%, 10/12/2021	1,800	1,743
3.810%, 01/09/2024	445	405
3.339%, 03/28/2022	2,990	2,818
3.305%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	3,020	2,961
3.157%, 08/04/2020	200	195
3.096%, 05/04/2023	200	181
2.597%, 11/04/2019	2,520	2,487
2.459%, 03/27/2020	2,500	2,439
2.343%, 11/02/2020	4,670	4,479
General Motors
6.600%, 04/01/2036	1,510	1,462
6.250%, 10/02/2043	940	861
5.950%, 04/01/2049	2,093	1,891
5.150%, 04/01/2038	783	666
5.000%, 10/01/2028	336	315
4.875%, 10/02/2023	2,230	2,231
General Motors Financial
4.350%, 01/17/2027	180	166
3.450%, 04/10/2022	1,545	1,484
3.200%, 07/13/2020	159	157
3.150%, 01/15/2020	2,000	1,986
2.450%, 11/06/2020	320	311
2.400%, 05/09/2019	2,295	2,285
Home Depot
3.900%, 12/06/2028	985	987
Kohl’s
5.550%, 07/17/2045	1,660	1,534
McDonald’s MTN
4.875%, 12/09/2045	1,070	1,064
4.450%, 03/01/2047	1,275	1,192
3.800%, 04/01/2028	3,290	3,192
3.700%, 01/30/2026	840	818
3.500%, 03/01/2027	270	259
3.350%, 04/01/2023	2,360	2,322
NBCUniversal Media LLC
5.950%, 04/01/2041	1,473	1,629
Newell Brands
5.500%, 04/01/2046	1,190	1,074

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	105

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2026	$560	$533
3.850%, 04/01/2023	570	555
3.150%, 04/01/2021	81	80
2.600%, 03/29/2019	71	71
NVR
3.950%, 09/15/2022	1,330	1,322
QVC
5.950%, 03/15/2043	50	45
4.375%, 03/15/2023	1,330	1,291
Sands China
5.125%, 08/08/2025 (C)	810	792
4.600%, 08/08/2023 (C)	490	482
Starbucks
4.000%, 11/15/2028	1,535	1,504
3.800%, 08/15/2025	5,502	5,410
Time Warner Cable
8.250%, 04/01/2019	2,890	2,935
7.300%, 07/01/2038	100	108
6.550%, 05/01/2037	467	474
5.875%, 11/15/2040	210	199
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,665
TJX
2.250%, 09/15/2026	530	473
Toyota Motor Credit MTN
2.600%, 01/11/2022	1,330	1,300
Volkswagen Group of America Finance LLC
4.750%, 11/13/2028 (C)	3,741	3,569

		94,182

Consumer Staples — 3.3%
Aetna
3.875%, 08/15/2047	360	300
2.800%, 06/15/2023	3,648	3,449
Altria Group
9.250%, 08/06/2019	4,220	4,396
5.375%, 01/31/2044	1,480	1,458
4.750%, 05/05/2021	490	500
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	97	94
3.300%, 02/01/2023	2,000	1,936
2.650%, 02/01/2021	2,490	2,439
Anheuser-Busch InBev Worldwide
4.600%, 04/15/2048	1,705	1,530
4.000%, 04/13/2028	2,860	2,732
3.500%, 01/12/2024	2,675	2,579
2.500%, 07/15/2022	1,236	1,174
Anheuser-Busch LLC
4.900%, 02/01/2046 (C)	3,940	3,663
3.650%, 02/01/2026 (C)	3,523	3,323
BAT Capital
4.540%, 08/15/2047	1,584	1,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.557%, 08/15/2027	$5,363	$4,775
2.764%, 08/15/2022	3,085	2,921
2.297%, 08/14/2020	1,014	986
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	1,195	1,088
4.375%, 12/15/2028 (C)	5,205	4,992
3.500%, 06/25/2021 (C)	1,150	1,138
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	1,475	1,385
2.375%, 10/08/2019 (C)	3,600	3,567
Campbell Soup
3.300%, 03/15/2021	2,685	2,656
Church & Dwight
3.950%, 08/01/2047	248	216
3.150%, 08/01/2027	839	773
2.450%, 08/01/2022	508	484
Coca-Cola
3.300%, 09/01/2021	52	52
2.875%, 10/27/2025	185	176
Constellation Brands
5.250%, 11/15/2048	806	801
4.650%, 11/15/2028	1,813	1,809
4.500%, 05/09/2047	288	255
4.400%, 11/15/2025	1,547	1,540
3.700%, 12/06/2026	535	503
3.600%, 02/15/2028	1,898	1,748
3.200%, 02/15/2023	2,343	2,264
Costco Wholesale
3.000%, 05/18/2027	2,262	2,141
2.750%, 05/18/2024	1,450	1,401
CVS Health
2.750%, 12/01/2022	230	218
CVS Pass-Through Trust
6.036%, 12/10/2028	1,728	1,841
5.926%, 01/10/2034 (C)	163	173
5.880%, 01/10/2028	113	119
5.789%, 01/10/2026 (C)	949	984
Danone
2.947%, 11/02/2026 (C)	4,484	4,052
2.589%, 11/02/2023 (C)	1,580	1,487
2.077%, 11/02/2021 (C)	1,030	986
Diageo Investment
2.875%, 05/11/2022	3,730	3,650
DP World MTN
5.625%, 09/25/2048 (C)	2,990	2,747
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,314
ERAC USA Finance LLC
4.500%, 02/15/2045 (C)	120	110
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (C)	4,500	4,557

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Mills
4.200%, 04/17/2028	$2,800	$2,698
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,190	1,130
Keurig Dr Pepper
4.057%, 05/25/2023 (C)	1,620	1,596
Kraft Heinz Foods
6.500%, 02/09/2040	355	378
5.375%, 02/10/2020	1,827	1,865
5.200%, 07/15/2045	140	127
5.000%, 07/15/2035	370	341
5.000%, 06/04/2042	290	261
4.875%, 02/15/2025 (C)	3,830	3,842
4.625%, 01/30/2029	1,930	1,878
4.375%, 06/01/2046	4,784	3,907
4.000%, 06/15/2023	40	40
3.950%, 07/15/2025	1,560	1,496
3.500%, 06/06/2022	10	10
3.500%, 07/15/2022	1,895	1,855
3.000%, 06/01/2026	760	672
2.800%, 07/02/2020	2,000	1,979
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	1,954
Maple Escrow Subsidiary
4.417%, 05/25/2025 (C)	2,845	2,793
Molson Coors Brewing
3.500%, 05/01/2022	220	218
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,425	6,109
1.625%, 10/28/2019 (C)	4,890	4,812
Nestle Holdings
4.000%, 09/24/2048 (C)	1,017	959
3.900%, 09/24/2038 (C)	764	727
3.625%, 09/24/2028 (C)	2,168	2,138
3.500%, 09/24/2025 (C)	1,862	1,847
3.350%, 09/24/2023 (C)	6,680	6,632
3.100%, 09/24/2021 (C)	2,212	2,209
PepsiCo
3.600%, 03/01/2024	150	151
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,261
Philip Morris International
2.900%, 11/15/2021	550	539
2.500%, 08/22/2022	1,530	1,460
2.500%, 11/02/2022	1,250	1,191
Procter & Gamble
3.100%, 08/15/2023	140	139
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	$3,675	$3,456
Reynolds American
8.125%, 06/23/2019	1,795	1,838
8.125%, 05/01/2040	1,060	1,320
6.875%, 05/01/2020	2,500	2,605
6.150%, 09/15/2043	480	487
5.850%, 08/15/2045	1,288	1,245
3.250%, 06/12/2020	386	382
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,200
Sanofi
3.625%, 06/19/2028	3,252	3,216
3.375%, 06/19/2023	2,928	2,908
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,000	958
1.900%, 09/23/2019	8,455	8,325
Sysco
3.550%, 03/15/2025	1,935	1,869
Takeda Pharmaceutical
5.000%, 11/26/2028 (C)	1,485	1,501
4.400%, 11/26/2023 (C)	2,945	2,970
Tyson Foods
3.900%, 09/28/2023	780	769
2.650%, 08/15/2019	3,750	3,730
UBM
5.750%, 11/03/2020 (C)	850	872
University of Southern California
3.028%, 10/01/2039	2,500	2,197
Walgreens
5.250%, 01/15/2019	50	50
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,312
3.450%, 06/01/2026	710	664
3.300%, 11/18/2021	888	875
2.700%, 11/18/2019	4,000	3,970
Walmart
4.050%, 06/29/2048	2,292	2,198
3.950%, 06/28/2038	855	826
3.700%, 06/26/2028	5,754	5,693
3.550%, 06/26/2025	4,060	4,058
3.400%, 06/26/2023	1,780	1,777
3.300%, 04/22/2024	175	173
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	1,200	1,196

		220,649

Energy — 3.3%
Anadarko Finance
7.500%, 05/01/2031	240	278
Anadarko Petroleum
4.850%, 03/15/2021	750	766

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	107

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 07/15/2044	$1,000	$849
3.450%, 07/15/2024	1,085	1,034
Andeavor Logistics
3.500%, 12/01/2022	764	738
Apache
5.100%, 09/01/2040	520	465
4.750%, 04/15/2043	420	360
4.250%, 01/15/2044	1,130	913
3.250%, 04/15/2022	45	44
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,797
BP Capital Markets
3.561%, 11/01/2021	110	110
3.535%, 11/04/2024	150	147
3.506%, 03/17/2025	340	331
3.245%, 05/06/2022	950	937
3.216%, 11/28/2023	4,715	4,605
3.119%, 05/04/2026	400	373
BP Capital Markets America
3.937%, 09/21/2028	5,009	4,924
3.796%, 09/21/2025	3,645	3,601
Canadian Natural Resources
6.450%, 06/30/2033	200	227
3.850%, 06/01/2027	644	603
Cenovus Energy
4.250%, 04/15/2027	2,360	2,104
Chevron
3.191%, 06/24/2023	95	93
2.954%, 05/16/2026	1,100	1,035
2.895%, 03/03/2024	2,570	2,475
2.355%, 12/05/2022	290	277
1.961%, 03/03/2020	81	80
Cimarex Energy
4.375%, 06/01/2024	3,402	3,322
3.900%, 05/15/2027	260	239
CNOOC Finance
3.500%, 05/05/2025	2,900	2,770
3.000%, 05/09/2023	253	242
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	1,510	1,507
Concho Resources
4.300%, 08/15/2028	650	628
3.750%, 10/01/2027	60	56
Conoco Funding
6.950%, 04/15/2029	995	1,204
ConocoPhillips
4.150%, 11/15/2034	753	721
Continental Resources
3.800%, 06/01/2024	420	396
Devon Energy
5.850%, 12/15/2025	880	920
5.600%, 07/15/2041	510	477

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 06/15/2045	$1,070	$929
4.750%, 05/15/2042	127	107
3.250%, 05/15/2022	670	647
Devon Financing
7.875%, 09/30/2031	1,230	1,529
Ecopetrol
5.875%, 05/28/2045	5,993	5,479
4.125%, 01/16/2025	167	157
Enbridge
2.900%, 07/15/2022	1,585	1,524
Enbridge Energy Partners
7.375%, 10/15/2045	371	453
Encana
6.625%, 08/15/2037	618	667
6.500%, 02/01/2038	1,030	1,141
Energy Transfer
5.500%, 06/01/2027	1,567	1,563
Energy Transfer Operating
8.250%, 11/15/2029	3,795	4,514
6.500%, 02/01/2042	360	362
4.950%, 06/15/2028	170	165
4.900%, 02/01/2024	250	251
Energy Transfer Partners
6.125%, 12/15/2045	1,140	1,091
6.000%, 06/15/2048	936	898
5.150%, 03/15/2045	1,800	1,543
Eni
4.000%, 09/12/2023 (C)	3,600	3,507
Enterprise Products Operating LLC
4.150%, 10/16/2028	2,042	1,991
4.050%, 02/15/2022	14	14
3.500%, 02/01/2022	2,208	2,191
EOG Resources
4.150%, 01/15/2026	490	493
EQM Midstream Partners
6.500%, 07/15/2048	1,105	1,081
5.500%, 07/15/2028	1,250	1,224
Equinor
3.700%, 03/01/2024	1,085	1,089
Exxon Mobil
4.114%, 03/01/2046	910	879
3.043%, 03/01/2026	1,140	1,095
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	1,885
Halliburton
3.800%, 11/15/2025	1,070	1,022
Hess
6.000%, 01/15/2040	795	735
5.800%, 04/01/2047	923	825
5.600%, 02/15/2041	266	233
HollyFrontier
5.875%, 04/01/2026	868	893

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	$470	$450
5.750%, 04/19/2047 (C)	1,390	1,259
5.375%, 04/24/2030 (C)	1,720	1,639
Kerr-McGee
6.950%, 07/01/2024	3,107	3,446
Kinder Morgan
5.550%, 06/01/2045	805	782
5.200%, 03/01/2048	1,045	962
5.000%, 02/15/2021 (C)	2,038	2,075
4.300%, 06/01/2025	1,105	1,079
4.300%, 03/01/2028	1,660	1,596
3.050%, 12/01/2019	93	92
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,440
5.500%, 03/01/2044	645	609
5.000%, 03/01/2043	50	45
4.250%, 09/01/2024	508	501
3.500%, 03/01/2021	300	297
Marathon Petroleum
4.750%, 09/15/2044	723	643
Motiva Enterprises LLC
5.750%, 01/15/2020 (C)	608	619
MPLX
5.500%, 02/15/2049	889	848
5.200%, 03/01/2047	660	595
4.800%, 02/15/2029	366	360
4.700%, 04/15/2048	1,716	1,449
4.500%, 04/15/2038	2,180	1,878
4.125%, 03/01/2027	669	627
4.000%, 03/15/2028	1,250	1,157
National Oilwell Varco
2.600%, 12/01/2022	1,920	1,808
Newfield Exploration
5.750%, 01/30/2022	458	468
5.625%, 07/01/2024	2,511	2,567
Noble Energy
5.250%, 11/15/2043	150	133
5.050%, 11/15/2044	186	162
4.950%, 08/15/2047	330	283
4.150%, 12/15/2021	2,080	2,078
3.850%, 01/15/2028	680	620
Northwest Pipeline LLC
4.000%, 04/01/2027 (C)	1,750	1,679
Occidental Petroleum
4.625%, 06/15/2045	400	392
4.400%, 04/15/2046	200	190
4.100%, 02/15/2047	720	649
3.400%, 04/15/2026	100	96
3.125%, 02/15/2022	810	801
3.000%, 02/15/2027	510	474
2.700%, 02/15/2023	150	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Panhandle Eastern Pipeline
8.125%, 06/01/2019	$1,161	$1,186
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,184
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,137
6.250%, 03/17/2024	1,930	1,951
Petro-Canada
6.800%, 05/15/2038	500	579
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,890	4,560
Petroleos Mexicanos
6.625%, 06/15/2035	2,202	1,926
6.500%, 03/13/2027	1,075	1,006
6.500%, 01/23/2029 (C)	4,472	4,109
6.350%, 02/12/2048 (C)	1,015	810
5.625%, 01/23/2046	1,650	1,233
5.350%, 02/12/2028 (C)	895	771
4.875%, 01/18/2024	81	75
3.500%, 01/30/2023	785	707
2.460%, 12/15/2025	2,348	2,296
2.378%, 04/15/2025	1,131	1,103
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	86
6.750%, 09/21/2047	2,155	1,783
4.625%, 09/21/2023	1,320	1,226
Plains All American Pipeline
4.650%, 10/15/2025	2,300	2,230
3.850%, 10/15/2023	750	719
Ruby Pipeline
6.000%, 04/01/2022 (C)	2,523	2,587
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,930	2,032
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	1,500	1,562
5.000%, 03/15/2027	700	698
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	2,653	2,550
Schlumberger Holdings
4.000%, 12/21/2025 (C)	2,501	2,451
3.000%, 12/21/2020 (C)	5,890	5,810
Schlumberger Investment
3.650%, 12/01/2023	100	98
3.300%, 09/14/2021 (C)	317	316
Shell International Finance
4.375%, 03/25/2020	260	264
4.300%, 09/22/2019	500	505
Shell International Finance BV
6.375%, 12/15/2038	660	811
4.550%, 08/12/2043	490	493
4.375%, 05/11/2045	990	975
4.125%, 05/11/2035	2,605	2,529

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	109

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 05/10/2046	$170	$158
3.750%, 09/12/2046	100	89
3.500%, 11/13/2023	2,789	2,778
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,030
Spectra Energy Partners
3.500%, 03/15/2025	1,025	965
Suncor Energy
6.500%, 06/15/2038	450	511
3.600%, 12/01/2024	1,756	1,701
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,720	1,524
TC PipeLines
3.900%, 05/25/2027	3,500	3,268
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,650	5,842
Total Capital International
2.875%, 02/17/2022	2,435	2,389
TransCanada PipeLines
5.100%, 03/15/2049	2,208	2,147
4.625%, 03/01/2034	2,820	2,649
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,668
4.600%, 03/15/2048	100	88
Western Gas Partners
5.500%, 08/15/2048	96	85
Williams
8.750%, 03/15/2032	1,284	1,645
7.875%, 09/01/2021	1,324	1,449
7.750%, 06/15/2031	339	408
7.500%, 01/15/2031	9	11
5.750%, 06/24/2044	872	857
5.250%, 03/15/2020	1,580	1,608
4.550%, 06/24/2024	2,739	2,741
3.600%, 03/15/2022	124	122
Williams Partners
5.400%, 03/04/2044	665	625
3.900%, 01/15/2025	1,500	1,448

		215,981

Financials — 9.5%
ABN AMRO Bank
2.450%, 06/04/2020 (C)	340	335
Aegon
3.313%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%, 10/15/2165	2,180	1,540
AIB Group MTN
4.750%, 10/12/2023 (C)	2,829	2,780
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,000	994

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
3.700%, 08/03/2023	$1,305	$1,290
2.500%, 08/01/2022	3,890	3,710
American Express Credit MTN
2.375%, 05/26/2020	985	971
American International Group
6.250%, 05/01/2036	581	619
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,501
4.750%, 04/01/2048	195	175
4.375%, 01/15/2055	515	417
4.200%, 04/01/2028	1,025	980
3.900%, 04/01/2026	1,300	1,231
Aon
3.875%, 12/15/2025	1,126	1,098
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,870	1,764
4.400%, 05/27/2026 (C)	1,070	1,056
Athene Global Funding
2.750%, 04/20/2020 (C)	2,032	2,005
Athene Holding
4.125%, 01/12/2028	1,540	1,402
AXA Equitable Holdings
3.900%, 04/20/2023 (C)	1,400	1,372
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,310
Banco Santander
4.379%, 04/12/2028	2,600	2,396
3.848%, 04/12/2023	1,200	1,156
3.800%, 02/23/2028	1,400	1,237
3.545%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	397
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,189	2,938
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,660	1,582
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	3,434	3,295
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	6,175	6,049
Bank of America MTN
5.000%, 01/21/2044	1,900	1,932
4.450%, 03/03/2026	6,070	5,970
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	905	887
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	303	282
4.200%, 08/26/2024	3,720	3,682
4.100%, 07/24/2023	305	305
4.000%, 04/01/2024	5,936	5,927

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$1,825	$1,770
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	7,161	7,087
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	7,489	7,067
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	166
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	5,408	5,093
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,310	1,284
3.500%, 04/19/2026	1,210	1,147
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	2,305	2,293
3.300%, 01/11/2023	5,481	5,351
3.248%, 10/21/2027	1,605	1,474
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	1,150	1,082
2.625%, 04/19/2021	70	69
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	3,595	3,520
Bank of Ireland Group
4.500%, 11/25/2023 (C)	1,765	1,719
Bank of Montreal MTN
2.550%, 11/06/2022	200	192
2.375%, 01/25/2019	50	50
Bank of New York Mellon
3.550%, 09/23/2021	144	144
3.400%, 05/15/2024	3,235	3,172
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	149
3.250%, 09/11/2024	270	262
2.300%, 09/11/2019	4,000	3,976
Bank of Nova Scotia
3.125%, 04/20/2021	2,860	2,840
Banque Federative du Credit Mutuel
3.750%, 07/20/2023 (C)	2,216	2,188
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	2,586	2,555
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	2,585	2,459
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,470	1,426
Berkshire Hathaway
3.750%, 08/15/2021	488	495
Berkshire Hathaway Finance
4.200%, 08/15/2048	1,000	950
BFCM
2.200%, 07/20/2020 (C)	450	440
BGC Partners
5.375%, 07/24/2023	665	665

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas
4.400%, 08/14/2028 (C)	$1,420	$1,365
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Year Curr+1.483%, 03/01/2033 (C)	1,370	1,261
3.500%, 03/01/2023 (C)	3,346	3,235
BPCE
5.150%, 07/21/2024 (C)	1,550	1,544
Branch Banking & Trust
3.800%, 10/30/2026	250	245
Brighthouse Financial
4.700%, 06/22/2047	40	30
3.700%, 06/22/2027	2,052	1,744
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	2,505	2,480
Capital One
2.650%, 08/08/2022	1,331	1,270
Capital One Financial
4.250%, 04/30/2025	1,549	1,525
3.200%, 01/30/2023	931	899
2.400%, 10/30/2020	1,250	1,220
CC Holdings GS V LLC
3.849%, 04/15/2023	2,500	2,457
Chubb INA Holdings
3.350%, 05/03/2026	420	405
2.300%, 11/03/2020	310	304
Citibank
2.100%, 06/12/2020	4,720	4,631
Citigroup
8.500%, 05/22/2019	2,000	2,050
8.125%, 07/15/2039	2,911	3,977
5.500%, 09/13/2025	1,370	1,427
5.300%, 05/06/2044	255	254
4.750%, 05/18/2046	150	138
4.650%, 07/30/2045	1,140	1,084
4.650%, 07/23/2048	2,250	2,147
4.600%, 03/09/2026	2,785	2,737
4.500%, 01/14/2022	50	51
4.450%, 09/29/2027	4,416	4,263
4.400%, 06/10/2025	2,040	2,004
4.300%, 11/20/2026	590	568
4.125%, 07/25/2028	260	244
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	648	622
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	2,357	2,341
3.875%, 10/25/2023	1,491	1,477
3.700%, 01/12/2026	625	594
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	2,305	2,155
3.500%, 05/15/2023	930	908
3.200%, 10/21/2026	2,151	1,964

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	111

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	$7,660	$7,477
2.900%, 12/08/2021	2,075	2,017
2.550%, 04/08/2019	4,000	3,994
2.050%, 12/07/2018	3,000	3,000
CME Group
3.000%, 09/15/2022	400	394
Comerica
3.700%, 07/31/2023	3,103	3,074
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	914
3.900%, 07/12/2047 (C)	1,170	1,049
Compass Bank
3.875%, 04/10/2025	910	870
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	1,893	1,969
5.250%, 08/04/2045	380	382
4.625%, 12/01/2023	2,060	2,070
4.375%, 08/04/2025	1,580	1,543
3.125%, 04/26/2021	3,650	3,615
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	340	345
3.875%, 02/08/2022	300	302
2.250%, 01/14/2020	250	247
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	2,270	2,341
Credit Agricole MTN
2.500%, 04/15/2019 (C)	500	499
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,279
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	740	680
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,090	1,060
Credit Suisse NY MTN
3.625%, 09/09/2024	1,360	1,323
Danske Bank
3.875%, 09/12/2023 (C)	1,495	1,428
Danske Bank MTN
4.375%, 06/12/2028 (C)	417	391
Discover Bank
4.650%, 09/13/2028	1,630	1,578
4.200%, 08/08/2023	1,000	992
DNB Bank
2.125%, 10/02/2020 (C)	1,669	1,630
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	$4,120	$4,456
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,836
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	3,255	3,247
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	446
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,861
6.250%, 02/01/2041	1,290	1,464
5.750%, 01/24/2022	3,970	4,160
5.250%, 07/27/2021	4,860	5,016
5.150%, 05/22/2045	1,870	1,792
4.750%, 10/21/2045	780	740
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,799	1,651
4.250%, 10/21/2025	1,090	1,051
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	3,670	3,518
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	672	587
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	2,845	2,644
3.786%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	221
3.750%, 05/22/2025	500	477
3.750%, 02/25/2026	1,445	1,367
3.625%, 01/22/2023	508	501
3.618%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	225
3.500%, 11/16/2026	3,368	3,102
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	6,155	5,737
2.625%, 04/25/2021	3,500	3,404
2.550%, 10/23/2019	2,000	1,986
Goldman Sachs Group MTN
6.000%, 06/15/2020	2,795	2,892
4.259%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	2,500	2,525
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,009
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	1,810	1,730
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	3,000	2,900
HSBC Bank
4.750%, 01/19/2021 (C)	250	255
4.125%, 08/12/2020 (C)	261	264
HSBC Bank PLC
7.650%, 05/01/2025	621	705

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Bank USA
5.875%, 11/01/2034	$910	$1,001
4.875%, 08/24/2020	1,000	1,018
HSBC Holdings
5.100%, 04/05/2021	170	175
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	6,685	6,542
4.300%, 03/08/2026	5,405	5,266
4.250%, 03/14/2024	1,190	1,166
4.250%, 08/18/2025	1,290	1,237
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	786
4.000%, 03/30/2022	390	392
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,075	1,060
3.400%, 03/08/2021	360	356
ING Bank
5.800%, 09/25/2023 (C)	3,400	3,536
2.500%, 10/01/2019 (C)	440	438
ING Groep
4.625%, 01/06/2026 (C)	1,330	1,324
Intercontinental Exchange
3.750%, 09/21/2028	640	629
3.450%, 09/21/2023	980	972
Intesa Sanpaolo
4.375%, 01/12/2048 (C)	696	494
3.875%, 07/14/2027 (C)	4,135	3,370
3.875%, 01/12/2028 (C)	2,048	1,652
3.375%, 01/12/2023 (C)	490	440
3.125%, 07/14/2022 (C)	900	813
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,860	1,634
5.017%, 06/26/2024 (C)	3,370	2,955
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,296
6.400%, 05/15/2038	385	461
4.950%, 06/01/2045	300	299
4.500%, 01/24/2022	700	717
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	2,558	2,550
4.350%, 08/15/2021	340	346
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	684	622
4.250%, 10/01/2027	2,590	2,522
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	921
4.125%, 12/15/2026	3,220	3,134
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	1,970	1,720
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	10,921	10,888
3.900%, 07/15/2025	2,200	2,158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	$1,729	$1,540
3.875%, 09/10/2024	2,170	2,123
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,010	1,988
3.625%, 05/13/2024	1,490	1,463
3.625%, 12/01/2027	1,560	1,440
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,290	1,216
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	671	668
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	3,500	3,272
3.250%, 09/23/2022	220	216
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	5,500	5,248
2.972%, 01/15/2023	165	160
2.700%, 05/18/2023	2,625	2,505
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	4,000	3,975
2.868%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	7,060	7,035
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	8,840	8,751
KeyCorp MTN
4.150%, 10/29/2025	687	689
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	121
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,885	1,815
Lazard Group LLC
4.500%, 09/19/2028	1,593	1,559
Lehman Brothers Holdings
6.500%, 07/19/2017 (D)	4,040	—
Lehman Brothers Holdings MTN
6.750%, 12/28/2017 (D)	10,370	—
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/2049 (D)	20,630	—
Liberty Mutual Group
4.250%, 06/15/2023 (C)	665	670
Lloyds Bank
3.500%, 05/14/2025	825	783
3.300%, 05/07/2021	2,775	2,743
2.700%, 08/17/2020	200	197
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	205
Lloyds Banking Group
4.375%, 03/22/2028	2,890	2,714
4.344%, 01/09/2048	631	493
4.050%, 08/16/2023	1,898	1,851
3.100%, 07/06/2021	2,610	2,549

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	113

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	$3,190	$2,999
Macquarie Bank MTN
2.600%, 06/24/2019 (C)	3,000	2,991
Macquarie Group
6.250%, 01/14/2021 (C)	200	210
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	497	748
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	251
MetLife
6.400%, 12/15/2036	1,400	1,414
4.600%, 05/13/2046	824	808
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	2,760
2.400%, 01/08/2021 (C)	2,190	2,144
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,780
3.414%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,500	7,501
Morgan Stanley MTN
7.300%, 05/13/2019	4,125	4,199
5.625%, 09/23/2019	1,640	1,669
5.500%, 07/24/2020	2,220	2,285
5.500%, 07/28/2021	200	209
4.350%, 09/08/2026	235	228
4.100%, 05/22/2023	110	109
4.000%, 07/23/2025	580	568
3.916%, VAR ICE LIBOR USD 3 Month+1.375%, 02/01/2019	2,000	2,003
3.887%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,965	1,972
3.875%, 04/29/2024	2,690	2,649
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,070	1,010
3.750%, 02/25/2023	1,489	1,474
3.399%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	4,000	3,973
3.125%, 01/23/2023	800	774
3.125%, 07/27/2026	525	480
2.750%, 05/19/2022	9	9
2.625%, 11/17/2021	4,981	4,821
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	1,190	1,163
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	155
Nationwide Mutual Insurance
4.624%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,407
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	292

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Insurance
6.750%, 11/15/2039 (C)	$765	$979
Nordea Bank Abp
4.875%, 05/13/2021 (C)	1,730	1,754
Northern Trust
2.375%, 08/02/2022	300	289
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	1,796	2,153
PNC Bank
4.050%, 07/26/2028	1,578	1,554
3.800%, 07/25/2023	3,500	3,473
1.450%, 07/29/2019	1,000	990
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,800	2,786
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,477
Prudential Financial MTN
4.600%, 05/15/2044	330	318
Raymond James Financial
4.950%, 07/15/2046	1,525	1,453
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	250	247
Royal Bank of Canada
2.625%, VAR LIMEAN 3 Month+0.250%, 06/29/2085	860	696
1.875%, 02/05/2020	3,200	3,156
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	757
2.150%, 10/26/2020	660	645
2.125%, 03/02/2020	1,340	1,323
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,677
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	1,747	1,669
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	1,301	1,233
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	798
3.875%, 09/12/2023	1,340	1,267
Santander Holdings USA
4.450%, 12/03/2021	6,881	6,875
Santander UK
3.400%, 06/01/2021	3,195	3,168
2.375%, 03/16/2020	390	384
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	202
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	1,887	1,868
2.875%, 08/05/2021	6,100	5,862
Societe Generale
2.962%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	577

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stadshypotek
1.875%, 10/02/2019 (C)	$1,910	$1,893
Standard Chartered
5.700%, 03/26/2044 (C)	1,807	1,776
5.200%, 01/26/2024 (C)	410	413
3.950%, 01/11/2023 (C)	200	194
State Street
3.776%, VAR ICE LIBOR USD 3 Month+0.770%, 12/03/2024	890	890
3.300%, 12/16/2024	310	301
SunTrust Bank
4.050%, 11/03/2025	1,000	1,005
Svenska Handelsbanken
3.900%, 11/20/2023	285	285
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	187
4.900%, 09/15/2044 (C)	600	611
Temasek Financial I MTN
3.625%, 08/01/2028 (C)	431	429
Torchmark
4.550%, 09/15/2028	2,005	2,004
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	927
2.125%, 04/07/2021	1,500	1,459
Travelers
4.600%, 08/01/2043	50	50
UBS
2.450%, 12/01/2020 (C)	1,560	1,526
UBS MTN
4.500%, 06/26/2048 (C)	200	197
2.375%, 08/14/2019	2,750	2,734
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	2,050	2,002
4.125%, 09/24/2025 (C)	1,010	992
3.491%, 05/23/2023 (C)	1,710	1,660
2.650%, 02/01/2022 (C)	1,719	1,649
US Bancorp MTN
3.600%, 09/11/2024	160	157
2.950%, 07/15/2022	497	486
US Bank
3.150%, 04/26/2021	750	746
Validus Holdings
8.875%, 01/26/2040	1,460	2,098
Voya Financial
4.800%, 06/15/2046	315	295
3.125%, 07/15/2024	1,924	1,810
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	4,442	4,292
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	722

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 09/17/2024 (C)	$1,370	$1,340
3.250%, 10/05/2020 (C)	1,000	993
2.700%, 09/17/2019 (C)	3,785	3,766
Wells Fargo
5.606%, 01/15/2044	700	741
5.375%, 11/02/2043	220	225
4.480%, 01/16/2024	392	397
3.069%, 01/24/2023	1,340	1,294
3.000%, 04/22/2026	2,075	1,912
3.000%, 10/23/2026	6,590	6,005
2.100%, 07/26/2021	5,215	5,004
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,258
4.750%, 12/07/2046	3,745	3,542
4.650%, 11/04/2044	560	518
4.600%, 04/01/2021	500	510
4.400%, 06/14/2046	220	198
4.300%, 07/22/2027	3,100	3,001
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	2,495	2,358
3.550%, 09/29/2025	550	526
3.500%, 03/08/2022	250	247
3.450%, 02/13/2023	685	668
2.625%, 07/22/2022	8,840	8,476
Wells Fargo Bank
3.625%, 10/22/2021	7,710	7,699
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	2,070	2,059
2.400%, 01/15/2020	12,000	11,898
Wells Fargo Capital X
5.950%, 12/15/2036	520	541
Westpac Banking
2.600%, 11/23/2020	780	769
Willis North America
4.500%, 09/15/2028	2,077	2,035

		627,921

Health Care — 2.9%
Abbott Laboratories
4.900%, 11/30/2046	1,984	2,054
4.750%, 11/30/2036	440	448
3.750%, 11/30/2026	1,397	1,364
3.400%, 11/30/2023	4,723	4,651
AbbVie
4.875%, 11/14/2048	2,141	1,950
4.700%, 05/14/2045	34	30
4.500%, 05/14/2035	1,215	1,114
4.250%, 11/14/2028	6,428	6,167
3.750%, 11/14/2023	1,456	1,432
3.600%, 05/14/2025	1,560	1,488
2.900%, 11/06/2022	350	337
2.500%, 05/14/2020	4,936	4,860

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	115

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allergan Finance LLC
3.250%, 10/01/2022	$112	$108
Allergan Funding SCS
4.750%, 03/15/2045	214	198
4.550%, 03/15/2035	370	344
3.850%, 06/15/2024	1,000	970
3.800%, 03/15/2025	1,990	1,910
3.450%, 03/15/2022	470	459
Amgen
5.700%, 02/01/2019	1,000	1,004
5.150%, 11/15/2041	2,355	2,391
4.663%, 06/15/2051	1,394	1,290
4.400%, 05/01/2045	2,440	2,234
3.875%, 11/15/2021	200	201
3.625%, 05/22/2024	220	216
2.600%, 08/19/2026	2,000	1,792
2.125%, 05/01/2020	1,244	1,224
Anthem
4.650%, 01/15/2043	2,250	2,136
4.625%, 05/15/2042	219	205
3.700%, 08/15/2021	290	289
3.650%, 12/01/2027	780	731
3.350%, 12/01/2024	3,685	3,535
3.300%, 01/15/2023	133	130
3.125%, 05/15/2022	740	725
2.950%, 12/01/2022	1,296	1,250
2.500%, 11/21/2020	3,950	3,874
AstraZeneca
3.500%, 08/17/2023	1,735	1,698
2.375%, 11/16/2020	3,400	3,329
AstraZeneca, Ser 2017-1, Cl A2
3.125%, 06/12/2027	875	807
Baxalta
3.600%, 06/23/2022	870	854
Becton Dickinson
4.685%, 12/15/2044	2,212	2,029
4.669%, 06/06/2047	462	428
3.734%, 12/15/2024	2,202	2,125
3.700%, 06/06/2027	1,117	1,041
3.363%, 06/06/2024	1,170	1,116
3.250%, 11/12/2020	1,600	1,587
2.894%, 06/06/2022	2,035	1,961
2.675%, 12/15/2019	2,000	1,983
2.404%, 06/05/2020	2,225	2,183
Biogen
3.625%, 09/15/2022	815	812
Boston Scientific
6.000%, 01/15/2020	2,000	2,054
4.000%, 03/01/2028	336	320
Cardinal Health
3.079%, 06/15/2024	510	477
2.616%, 06/15/2022	390	372

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Catholic Health Initiatives
4.350%, 11/01/2042	$190	$166
Celgene
5.000%, 08/15/2045	3,130	2,886
4.550%, 02/20/2048	1,400	1,212
4.350%, 11/15/2047	415	347
3.900%, 02/20/2028	2,830	2,643
3.875%, 08/15/2025	1,030	988
3.625%, 05/15/2024	166	161
3.550%, 08/15/2022	550	542
2.875%, 02/19/2021	659	647
2.750%, 02/15/2023	2,379	2,256
2.250%, 08/15/2021	660	633
Cigna
3.250%, 04/15/2025	1,000	943
3.050%, 10/15/2027	2,510	2,243
CVS Health
5.125%, 07/20/2045	170	165
5.050%, 03/25/2048	5,918	5,745
4.780%, 03/25/2038	5,896	5,625
4.300%, 03/25/2028	13,537	13,156
4.100%, 03/25/2025	2,440	2,401
4.000%, 12/05/2023	995	987
3.875%, 07/20/2025	929	900
3.700%, 03/09/2023	5,323	5,241
3.500%, 07/20/2022	850	838
3.375%, 08/12/2024	95	91
2.250%, 08/12/2019	3,000	2,980
Edwards Lifesciences
4.300%, 06/15/2028	2,223	2,214
Eli Lilly
3.100%, 05/15/2027	440	419
Forest Laboratories
5.000%, 12/15/2021 (C)	923	947
Gilead Sciences
4.750%, 03/01/2046	540	520
4.500%, 02/01/2045	95	89
4.150%, 03/01/2047	1,765	1,565
3.700%, 04/01/2024	1,540	1,527
3.650%, 03/01/2026	890	864
2.550%, 09/01/2020	3,579	3,531
1.850%, 09/20/2019	560	555
GlaxoSmithKline Capital
3.375%, 05/15/2023	3,288	3,253
2.850%, 05/08/2022	410	400
Halfmoon Parent
4.900%, 12/15/2048 (C)	3,253	3,097
4.800%, 08/15/2038 (C)	144	139
4.375%, 10/15/2028 (C)	6,200	6,103
4.125%, 11/15/2025 (C)	450	444
3.750%, 07/15/2023 (C)	4,117	4,060
3.400%, 09/17/2021 (C)	2,082	2,065

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 09/17/2020 (C)	$750	$744
Humana
4.950%, 10/01/2044	200	200
4.800%, 03/15/2047	50	49
3.950%, 03/15/2027	860	837
3.850%, 10/01/2024	2,530	2,484
2.900%, 12/15/2022	3,405	3,278
Johnson & Johnson
4.500%, 12/05/2043	300	313
3.700%, 03/01/2046	970	896
3.400%, 01/15/2038	1,500	1,365
Medtronic
4.625%, 03/15/2045	860	877
4.375%, 03/15/2035	176	176
3.625%, 03/15/2024	2,005	1,990
Medtronic Global Holdings SCA
3.350%, 04/01/2027	370	355
Merck
2.750%, 02/10/2025	520	495
Novartis Securities Investment
5.125%, 02/10/2019	94	94
Pfizer
4.200%, 09/15/2048	539	524
4.000%, 12/15/2036	1,295	1,250
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	176
UnitedHealth Group
6.625%, 11/15/2037	200	253
5.800%, 03/15/2036	560	647
4.625%, 07/15/2035	940	973
3.875%, 10/15/2020	870	878
3.850%, 06/15/2028	1,000	998
3.375%, 11/15/2021	400	402
2.875%, 12/15/2021	450	445
2.875%, 03/15/2023	150	146
2.700%, 07/15/2020	680	675
Wyeth LLC
6.450%, 02/01/2024	365	414
5.950%, 04/01/2037	320	382
Zimmer Biomet Holdings
3.700%, 03/19/2023	2,025	1,997
2.700%, 04/01/2020	70	69

		188,257

Industrials — 2.3%
ABB Finance USA
4.375%, 05/08/2042	180	175
AerCap Ireland Capital
4.500%, 05/15/2021	3,340	3,358
AerCap Ireland Capital DAC
5.000%, 10/01/2021	2,025	2,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air 2 US
8.027%, 10/01/2019 (C)	$63	$63
Air Lease
4.625%, 10/01/2028	98	94
3.625%, 04/01/2027	1,785	1,595
3.625%, 12/01/2027	1,745	1,566
3.500%, 01/15/2022	2,812	2,764
2.500%, 03/01/2021	3,500	3,397
2.125%, 01/15/2020	850	836
Amcor Finance USA
4.500%, 05/15/2028 (C)	865	847
3.625%, 04/28/2026 (C)	2,000	1,880
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	43	44
American Airlines, Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	112	106
Aviation Capital Group LLC
6.750%, 04/06/2021 (C)	680	723
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,532
Boeing
7.250%, 06/15/2025	107	128
4.875%, 02/15/2020	2,440	2,490
3.550%, 03/01/2038	282	259
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	263
4.550%, 09/01/2044	1,220	1,211
4.100%, 06/01/2021	449	457
4.050%, 06/15/2048	1,003	923
3.050%, 09/01/2022	300	295
Canadian Pacific Railway
6.125%, 09/15/2115	34	38
Caterpillar
4.300%, 05/15/2044	50	49
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,881
Cintas No. 2
3.700%, 04/01/2027	590	572
2.900%, 04/01/2022	610	597
Continental Airlines, Pass-Through Trust, Ser 1999-1, CI A
6.545%, 02/02/2019	116	117
Continental Airlines, Pass-Through Trust, Ser 1999-2, CI A
7.256%, 03/15/2020	271	276
Continental Airlines, Pass-Through Trust, Ser 2000-1, CI A
8.048%, 11/01/2020	775	807

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	117

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	$31	$32
Continental Airlines, Pass-Through Trust, Ser 2007-1, CI A
5.983%, 04/19/2022	5,420	5,691
Continental Airlines, Pass-Through Trust, Ser 2010-1, CI A
4.750%, 01/12/2021	86	88
Continental Airlines, Pass-Through Trust, Ser 2012-2, CI A
4.000%, 10/29/2024	56	56
Crowley Conro LLC
4.181%, 08/15/2043	942	950
CSX
4.750%, 11/15/2048	810	797
4.250%, 03/15/2029	675	675
Delta Air Lines
4.375%, 04/19/2028	458	437
3.800%, 04/19/2023	1,203	1,174
Delta Air Lines, Pass-Through Trust, Ser 2007-1, CI A
6.821%, 08/10/2022	799	863
Delta Air Lines, Pass-Through Trust, Ser 2010-2, CI A
4.950%, 05/23/2019	15	15
Eaton
7.625%, 04/01/2024	325	370
4.150%, 11/02/2042	530	482
4.000%, 11/02/2032	99	95
2.750%, 11/02/2022	1,575	1,509
Equifax
3.950%, 06/15/2023	3,015	2,986
FedEx
4.950%, 10/17/2048	1,250	1,211
4.550%, 04/01/2046	1,071	973
4.400%, 01/15/2047	398	353
4.050%, 02/15/2048	1,405	1,185
GE Capital International Funding Unlimited
4.418%, 11/15/2035	1,903	1,537
2.342%, 11/15/2020	9,350	8,892
General Electric
4.500%, 03/11/2044	1,820	1,464
4.125%, 10/09/2042	91	70
2.100%, 12/11/2019	356	348
General Electric MTN
6.875%, 01/10/2039	1,546	1,582
6.150%, 08/07/2037	537	513
5.875%, 01/14/2038	1,295	1,205
5.550%, 05/04/2020	2,269	2,291
5.550%, 01/05/2026	2,675	2,560
5.500%, 01/08/2020	288	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 02/11/2021	$230	$228
4.650%, 10/17/2021	3,293	3,241
4.625%, 01/07/2021	3,479	3,444
4.375%, 09/16/2020	60	59
3.096%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	1,993
Harris
5.054%, 04/27/2045	480	485
4.854%, 04/27/2035	210	208
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,036
4.750%, 08/01/2028	1,000	976
4.125%, 08/01/2023	500	494
ILFC E-Capital Trust II
5.030%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	1,200	984
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	132
International Lease Finance
8.625%, 01/15/2022	650	728
6.250%, 05/15/2019	1,500	1,516
5.875%, 04/01/2019	1,000	1,007
John Deere Capital
1.700%, 01/15/2020	340	335
John Deere Capital MTN
2.250%, 04/17/2019	150	150
L3 Technologies
4.950%, 02/15/2021	537	549
4.400%, 06/15/2028	2,800	2,787
Lockheed Martin
3.550%, 01/15/2026	2,350	2,304
3.350%, 09/15/2021	1,885	1,876
3.100%, 01/15/2023	110	108
Northrop Grumman
4.030%, 10/15/2047	1,160	1,037
3.250%, 08/01/2023	4,991	4,861
3.250%, 01/15/2028	1,395	1,297
2.930%, 01/15/2025	2,116	1,996
2.550%, 10/15/2022	5,684	5,434
2.080%, 10/15/2020	1,538	1,502
Penske Truck Leasing LP
3.950%, 03/10/2025 (C)	225	219
Raytheon
3.125%, 10/15/2020	720	720
Republic Services
4.750%, 05/15/2023	215	223
3.950%, 05/15/2028	1,825	1,798
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,320	1,287
Union Pacific
4.500%, 09/10/2048	1,460	1,404
3.950%, 09/10/2028	4,620	4,532

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2025	$530	$526
United Parcel Service
3.125%, 01/15/2021	90	90
3.050%, 11/15/2027	270	254
2.500%, 04/01/2023	220	212
2.350%, 05/16/2022	235	227
United Technologies
8.875%, 11/15/2019	400	422
5.400%, 05/01/2035	640	684
4.625%, 11/16/2048	736	708
4.450%, 11/16/2038	1,246	1,202
4.125%, 11/16/2028	3,633	3,557
3.950%, 08/16/2025	3,655	3,610
3.650%, 08/16/2023	3,372	3,323
3.350%, 08/16/2021	1,780	1,775
US Airways, Pass-Through Trust, Ser 2012-1, CI A
5.900%, 10/01/2024	33	35
US Airways, Pass-Through Trust, Ser 2012-2, CI A
4.625%, 06/03/2025	3,613	3,705
Valmont Industries
5.250%, 10/01/2054	628	545
5.000%, 10/01/2044	645	564
Wabtec
4.700%, 09/15/2028	1,456	1,378
4.150%, 03/15/2024	1,100	1,061
Waste Management
3.900%, 03/01/2035	39	36
3.500%, 05/15/2024	845	833

		149,800

Information Technology – 1.3%
Apple
4.650%, 02/23/2046	2,460	2,507
4.500%, 02/23/2036	668	691
4.375%, 05/13/2045	1,438	1,420
4.250%, 02/09/2047	1,310	1,271
3.850%, 05/04/2043	2,545	2,336
3.750%, 11/13/2047	233	208
3.450%, 05/06/2024	350	347
3.450%, 02/09/2045	156	133
3.200%, 05/13/2025	404	391
3.200%, 05/11/2027	3,510	3,337
2.850%, 05/11/2024	1,252	1,206
2.450%, 08/04/2026	2,560	2,328
2.400%, 05/03/2023	95	91
2.150%, 02/09/2022	90	87
2.000%, 11/13/2020	710	696
Avnet
4.875%, 12/01/2022	1,570	1,594

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Broadcom
3.875%, 01/15/2027	$1,830	$1,647
3.125%, 01/15/2025	600	542
2.375%, 01/15/2020	5,000	4,934
Dell International LLC
8.350%, 07/15/2046 (C)	2,940	3,241
4.420%, 06/15/2021 (C)	3,380	3,381
3.480%, 06/01/2019 (C)	6,595	6,581
Fiserv
4.200%, 10/01/2028	1,885	1,859
3.800%, 10/01/2023	1,108	1,106
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,327	1,229
Intel
3.734%, 12/08/2047	119	106
3.700%, 07/29/2025	875	868
3.300%, 10/01/2021	75	75
3.100%, 07/29/2022	75	74
Lam Research
3.800%, 03/15/2025	150	147
2.750%, 03/15/2020	95	94
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,782
Mastercard
3.375%, 04/01/2024	720	713
Microsoft
4.500%, 02/06/2057	805	827
4.250%, 02/06/2047	1,487	1,502
4.100%, 02/06/2037	1,341	1,338
4.000%, 02/12/2055	535	502
3.950%, 08/08/2056	340	316
3.750%, 02/12/2045	240	223
3.700%, 08/08/2046	620	574
3.500%, 02/12/2035	2,294	2,146
3.450%, 08/08/2036	50	46
3.300%, 02/06/2027	3,212	3,127
2.875%, 02/06/2024	1,470	1,427
2.700%, 02/12/2025	360	343
2.400%, 08/08/2026	2,510	2,301
2.375%, 02/12/2022	50	49
2.375%, 05/01/2023	50	48
2.000%, 08/08/2023	1,662	1,563
NXP BV
4.625%, 06/01/2023 (C)	4,364	4,279
3.875%, 09/01/2022 (C)	1,289	1,249
Oracle
3.900%, 05/15/2035	3,620	3,375
3.800%, 11/15/2037	494	452
3.250%, 11/15/2027	1,620	1,539
2.950%, 11/15/2024	483	461
2.950%, 05/15/2025	2,385	2,267
2.625%, 02/15/2023	905	874

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	119

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QUALCOMM
2.600%, 01/30/2023	$1,700	$1,617
salesforce.com
3.700%, 04/11/2028	2,350	2,310
3.250%, 04/11/2023	740	732
Texas Instruments
4.150%, 05/15/2048	1,250	1,201
Visa
4.300%, 12/14/2045	810	811
3.650%, 09/15/2047	1,175	1,067
3.150%, 12/14/2025	820	791
2.800%, 12/14/2022	270	264
2.200%, 12/14/2020	480	471

		87,114

Materials – 1.1%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,142
Anglo American Capital
4.000%, 09/11/2027 (C)	280	252
3.625%, 09/11/2024 (C)	1,810	1,702
Avery Dennison
4.875%, 12/06/2028	1,430	1,423
Barrick
5.250%, 04/01/2042	740	722
Barrick North America Finance LLC
5.700%, 05/30/2041	1,267	1,318
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	1,610	1,707
5.000%, 09/30/2043	40	42
2.875%, 02/24/2022	79	78
Braskem America Finance
7.125%, 07/22/2041 (C)	1,500	1,643
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (C)	1,750	1,610
CF Industries
4.500%, 12/01/2026 (C)	1,362	1,335
3.400%, 12/01/2021 (C)	2,024	1,989
Dow Chemical
8.550%, 05/15/2019	288	295
5.550%, 11/30/2048 (C)	535	540
4.800%, 11/30/2028 (C)	1,680	1,684
4.125%, 11/15/2021	219	221
3.000%, 11/15/2022	5,005	4,827
DowDuPont
4.725%, 11/15/2028	2,050	2,077
4.493%, 11/15/2025	4,540	4,586
4.205%, 11/15/2023	2,045	2,063
3.766%, 11/15/2020	2,160	2,170
Eastman Chemical
4.650%, 10/15/2044	755	660

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 01/15/2020	$207	$206
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,558
Freeport-McMoRan
6.875%, 02/15/2023	49	51
4.000%, 11/14/2021	1,280	1,246
Georgia-Pacific LLC
2.539%, 11/15/2019 (C)	5,000	4,961
Glencore Funding LLC
4.125%, 05/30/2023 (C)	130	128
4.000%, 03/27/2027 (C)	1,730	1,578
2.875%, 04/16/2020 (C)	220	218
Goldcorp
5.450%, 06/09/2044	515	510
International Flavors & Fragrances
5.000%, 09/26/2048	895	864
International Paper
5.150%, 05/15/2046	1,740	1,616
4.400%, 08/15/2047	202	170
4.350%, 08/15/2048	587	490
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	2,770	2,580
Nucor
4.400%, 05/01/2048	334	310
3.950%, 05/01/2028	437	429
Nutrien
4.875%, 03/30/2020	10	10
OCP
4.500%, 10/22/2025 (C)	1,860	1,741
Rio Tinto Finance USA
7.125%, 07/15/2028	20	25
Sherwin-Williams
2.750%, 06/01/2022	957	918
Southern Copper
7.500%, 07/27/2035	275	314
5.875%, 04/23/2045	810	799
5.250%, 11/08/2042	4,600	4,199
3.875%, 04/23/2025	762	715
Suzano Austria GmbH
7.000%, 03/16/2047 (C)	496	504
Syngenta Finance
5.676%, 04/24/2048 (C)	930	749
3.933%, 04/23/2021 (C)	370	364
Vale Overseas
6.875%, 11/21/2036	1,595	1,786
6.875%, 11/10/2039	375	423
6.250%, 08/10/2026	2,340	2,498
Vulcan Materials
4.500%, 06/15/2047	247	203
Westlake Chemical
3.600%, 08/15/2026	675	618

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westrock
4.900%, 03/15/2029 (C)	$4,368	$4,389
WestRock MWV LLC
7.375%, 09/01/2019	2,500	2,570
WestRock RKT
4.000%, 03/01/2023	330	327
3.500%, 03/01/2020	570	569
WRKCo
4.000%, 03/15/2028 (C)	609	573

		75,295

Real Estate – 1.0%
Alexandria Real Estate Equities
2.750%, 01/15/2020	3,000	2,973
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,227
American Tower
3.400%, 02/15/2019	1,000	1,000
3.000%, 06/15/2023	1,700	1,627
2.800%, 06/01/2020	205	203
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,512
Boston Properties
4.500%, 12/01/2028	1,206	1,202
3.800%, 02/01/2024	2,000	1,963
3.200%, 01/15/2025	1,630	1,537
ERP Operating
4.625%, 12/15/2021	200	205
4.150%, 12/01/2028	1,718	1,717
GLP Capital
5.750%, 06/01/2028	1,250	1,249
5.375%, 04/15/2026	1,300	1,289
5.300%, 01/15/2029	3,093	2,973
5.250%, 06/01/2025	1,000	994
HCP
3.875%, 08/15/2024	4,926	4,783
2.625%, 02/01/2020	100	99
Healthcare Realty Trust
3.750%, 04/15/2023	2,375	2,323
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	1,947
Host Hotels & Resorts
6.000%, 10/01/2021	2,500	2,621
Life Storage
3.875%, 12/15/2027	1,950	1,817
Mid-America Apartments
4.300%, 10/15/2023	700	705
4.000%, 11/15/2025	838	820
3.750%, 06/15/2024	1,634	1,594
3.600%, 06/01/2027	657	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Piedmont Operating Partnership
4.450%, 03/15/2024	$125	$125
Public Storage
3.094%, 09/15/2027	1,443	1,341
2.370%, 09/15/2022	1,818	1,744
Realty Income
3.250%, 10/15/2022	150	147
Reckson Operating Partnership
7.750%, 03/15/2020	2,000	2,100
Regency Centers
4.125%, 03/15/2028	453	438
3.600%, 02/01/2027	664	625
Select Income
4.250%, 05/15/2024	900	852
SITE Centers
4.625%, 07/15/2022	1,854	1,899
4.250%, 02/01/2026	299	288
SL Green Realty
4.500%, 12/01/2022	500	503
STORE Capital
4.500%, 03/15/2028	2,574	2,493
Tanger Properties
3.875%, 12/01/2023	893	870
3.750%, 12/01/2024	810	776
UDR
3.700%, 10/01/2020	2,355	2,356
Ventas Realty
4.125%, 01/15/2026	45	44
2.700%, 04/01/2020	2,950	2,917
VEREIT Operating Partnership
4.125%, 06/01/2021	1,660	1,668
Washington Prime Group
5.950%, 08/15/2024	632	587
Welltower
4.950%, 01/15/2021	3,340	3,408
4.500%, 01/15/2024	183	186
4.125%, 04/01/2019	2,000	2,001

		67,366

Utilities – 2.3%
AEP Texas Central Transition Funding II
5.306%, 07/01/2020	762	775
Alabama Power
3.700%, 12/01/2047	2,745	2,374
Alabama Power Capital Trust V
5.496%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	99
Alliant Energy Finance LLC
4.250%, 06/15/2028 (C)	1,100	1,081
Ameren Illinois
4.500%, 03/15/2049	1,012	1,018

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	121

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Electric Power
4.300%, 12/01/2028	$1,471	$1,466
American Transmission Systems
5.000%, 09/01/2044 (C)	363	373
Appalachian Power
4.450%, 06/01/2045	1,600	1,549
3.300%, 06/01/2027	440	413
Berkshire Hathaway Energy
3.750%, 11/15/2023	488	490
Boston Gas
4.487%, 02/15/2042 (C)	140	136
CenterPoint Energy
3.600%, 11/01/2021	1,095	1,090
CenterPoint Energy Resources
4.500%, 01/15/2021	246	249
CMS Energy
3.450%, 08/15/2027	336	318
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	284
4.750%, 02/23/2027 (C)	1,410	1,278
Commonwealth Edison
3.400%, 09/01/2021	140	140
Consolidated Edison of New York
6.650%, 04/01/2019	650	657
4.650%, 12/01/2048	2,000	1,992
4.450%, 03/15/2044	2,580	2,502
Consumers Energy
3.800%, 11/15/2028	337	336
Dominion Energy
4.250%, 06/01/2028	1,244	1,232
3.288%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	2,000	2,002
2.500%, 12/01/2019	1,485	1,470
2.000%, 08/15/2021	961	915
1.600%, 08/15/2019	1,263	1,248
Dominion Energy Gas Holdings LLC
4.800%, 11/01/2043	93	91
DTE Energy
1.500%, 10/01/2019	1,805	1,778
Duke Energy
3.550%, 09/15/2021	722	720
3.150%, 08/15/2027	2,720	2,496
2.400%, 08/15/2022	1,380	1,318
1.800%, 09/01/2021	1,442	1,371
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	962
4.000%, 09/30/2042	1,512	1,397
Duke Energy Florida LLC
3.850%, 11/15/2042	720	652
3.200%, 01/15/2027	1,600	1,523
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000	1,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 05/15/2022	$215	$210
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	3,525	3,682
3.616%, 08/01/2027 (C)	2,076	1,926
Electricite de France
6.000%, 01/22/2114 (C)	420	408
5.000%, 09/21/2048 (C)	660	587
4.875%, 09/21/2038 (C)	1,100	995
Emera US Finance
4.750%, 06/15/2046	825	769
3.550%, 06/15/2026	670	626
Enel Finance International
4.875%, 06/14/2029 (C)	948	874
4.625%, 09/14/2025 (C)	2,420	2,285
4.250%, 09/14/2023 (C)	1,775	1,699
Entergy Texas
3.450%, 12/01/2027	3,625	3,432
Eversource Energy
2.900%, 10/01/2024	3,730	3,545
Exelon
5.625%, 06/15/2035	1,720	1,821
3.950%, 06/15/2025	1,395	1,366
2.850%, 06/15/2020	2,000	1,975
FirstEnergy
4.850%, 07/15/2047	337	324
4.250%, 03/15/2023	2,040	2,050
3.900%, 07/15/2027	1,310	1,253
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,191
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (C)	277	292
Florida Power & Light
3.250%, 06/01/2024	455	452
Great Plains Energy
5.292%, 06/15/2022	1,216	1,264
Indiana Michigan Power
4.550%, 03/15/2046	673	668
3.200%, 03/15/2023	1,330	1,302
IPALCO Enterprises
3.700%, 09/01/2024	1,811	1,729
ITC Holdings
5.500%, 01/15/2020 (C)	2,090	2,126
4.050%, 07/01/2023	2,075	2,079
Jersey Central Power & Light
7.350%, 02/01/2019	100	101
Kansas City Power & Light
5.300%, 10/01/2041	250	267
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,217
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,074

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Edison
4.000%, 04/15/2025 (C)	$1,000	$1,000
3.500%, 03/15/2023 (C)	5,050	4,991
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,585
3.500%, 10/15/2024	100	100
2.400%, 03/15/2019	115	115
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (C)	1,310	1,267
Mississippi Power
3.950%, 03/30/2028	1,676	1,623
NextEra Energy Capital Holdings
3.062%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	7,300	7,255
NiSource Finance
5.800%, 02/01/2042	471	503
Oncor Electric Delivery LLC
7.000%, 09/01/2022	150	170
Pacific Gas & Electric
6.050%, 03/01/2034	1,321	1,265
5.800%, 03/01/2037	665	614
5.400%, 01/15/2040	156	138
4.750%, 02/15/2044	236	197
4.250%, 03/15/2046	337	258
4.000%, 12/01/2046	337	257
3.300%, 03/15/2027	1,171	963
3.300%, 12/01/2027	2,305	1,901
3.250%, 09/15/2021	35	33
2.950%, 03/01/2026	1,006	830
PECO Energy
4.150%, 10/01/2044	1,985	1,918
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,038
5.450%, 05/21/2028 (C)	1,030	1,022
4.125%, 05/15/2027 (C)	1,990	1,802
PPL Capital Funding
3.100%, 05/15/2026	988	913
Progress Energy
6.000%, 12/01/2039	200	230
Public Service Electric & Gas MTN
3.700%, 05/01/2028	3,090	3,046
Public Service of New Hampshire
3.500%, 11/01/2023	960	952
Sempra Energy
4.000%, 02/01/2048	2,037	1,679
2.900%, 02/01/2023	1,992	1,901
South Carolina Electric & Gas
4.250%, 08/15/2028	2,073	2,074
3.500%, 08/15/2021	980	974
Southern
2.150%, 09/01/2019	1,920	1,903

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
4.125%, 03/01/2048	$2,469	$2,203
3.700%, 08/01/2025	791	772
3.500%, 10/01/2023	553	538
3.400%, 06/01/2023	892	871
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,432
Southwestern Electric Power
3.900%, 04/01/2045	439	383
3.850%, 02/01/2048	508	433
2.750%, 10/01/2026	1,313	1,203
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,209
4.600%, 12/01/2048	587	581
3.450%, 02/15/2024	150	148
2.950%, 01/15/2022	1,720	1,685
2.750%, 03/15/2023	1,200	1,158
Wisconsin Public Service
3.350%, 11/21/2021	835	834

		149,295

Total Corporate Obligations (Cost $2,096,129) ($ Thousands)		2,039,846

U.S. TREASURY OBLIGATIONS – 22.3%
U.S. Treasury Bills (A)
2.415%, 04/11/2019	14,025	13,903
2.194%, 02/21/2019	17,570	17,479
2.115%, 12/13/2018	2,213	2,212
U.S. Treasury Bonds
3.750%, 11/15/2043	3,414	3,670
3.375%, 11/15/2048	63,985	64,747
3.125%, 05/15/2048	63,679	61,383
3.000%, 02/15/2047	442	417
3.000%, 05/15/2047	14,520	13,677
3.000%, 02/15/2048	19,985	18,797
3.000%, 08/15/2048	118,908	111,843
2.875%, 08/15/2045	5,060	4,666
2.875%, 11/15/2046	12,345	11,356
2.750%, 11/15/2042	6,715	6,096
2.750%, 08/15/2047	10,422	9,329
2.750%, 11/15/2047	11,433	10,226
2.500%, 02/15/2045	98,448	84,369
2.500%, 02/15/2046	72,416	61,788
2.500%, 05/15/2046	39,268	33,473
2.250%, 08/15/2046	9,855	7,949
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2048	4,545	4,248
0.750%, 07/15/2028	9,192	8,948
0.750%, 02/15/2042	2,368	2,123
0.625%, 02/15/2043	4,886	4,230

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	123

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2024	$4,662	$4,451
U.S. Treasury Notes
3.125%, 11/15/2028	98,499	99,438
3.000%, 09/30/2025	5,118	5,142
3.000%, 10/31/2025	14,836	14,908
2.875%, 10/31/2020	8,217	8,224
2.875%, 10/15/2021	89,823	89,911
2.875%, 11/15/2021	9,609	9,621
2.875%, 09/30/2023	38,600	38,629
2.875%, 10/31/2023	154,335	154,480
2.875%, 11/30/2023	18,638	18,663
2.875%, 05/15/2028	12,892	12,745
2.875%, 08/15/2028	60,648	59,923
2.750%, 09/30/2020	610	609
2.750%, 08/15/2021	30,700	30,632
2.750%, 04/30/2023	2,400	2,390
2.750%, 07/31/2023	12,700	12,642
2.750%, 08/31/2023	2,619	2,608
2.625%, 08/31/2020	2,173	2,166
2.625%, 05/15/2021	24,585	24,467
2.625%, 06/15/2021	745	741
2.625%, 07/15/2021	20,688	20,580
2.250%, 03/31/2020	8,650	8,588
2.250%, 02/15/2027	18,772	17,782
2.125%, 08/31/2020	8,325	8,226
2.125%, 08/15/2021	15,465	15,180
2.000%, 08/31/2021	31,970	31,271
2.000%, 10/31/2022	7,936	7,686
2.000%, 02/15/2025	52,405	49,676
2.000%, 11/15/2026	6,668	6,212
1.625%, 08/31/2022	9,927	9,495
1.500%, 02/28/2019	44,800	44,703
1.500%, 08/15/2020	14,997	14,672
1.500%, 08/15/2026	18,315	16,486
1.375%, 08/31/2020	38,370	37,427
1.375%, 01/31/2021	5,975	5,794
1.375%, 05/31/2021	14,515	14,009
1.125%, 08/31/2021	15,525	14,829

Total U.S. Treasury Obligations (Cost $1,487,985) ($ Thousands)		1,471,935

ASSET-BACKED SECURITIES – 8.5%

Automotive — 0.9%

Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	517	517
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	581	580
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	937	934

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, CI A
3.070%, 09/20/2023 (C)	$1,005	$982
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	255	255
Capital Auto Receivables Asset Trust, Ser 2015-4, CI A4
2.010%, 07/20/2020	1,185	1,183
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	955	952
Capital Auto Receivables Asset Trust, Ser 2016-2, CI A4
1.630%, 01/20/2021	629	625
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,375
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	2,615	2,610
Ford Credit Auto Owner Trust, Ser 2014-1, CI A
2.260%, 11/15/2025 (C)	3,210	3,200
Ford Credit Auto Owner Trust, Ser 2014-2, CI A
2.310%, 04/15/2026 (C)	3,685	3,657
Ford Credit Auto Owner Trust, Ser 2015-1, CI A
2.120%, 07/15/2026 (C)	3,465	3,423
Ford Credit Auto Owner Trust, Ser 2015-A, CI A4
1.640%, 06/15/2020	353	353
Ford Credit Auto Owner Trust, Ser 2017-1, CI A
2.620%, 08/15/2028 (C)	827	807
Ford Credit Auto Owner Trust, Ser 2017-2, CI A
2.360%, 03/15/2029 (C)	1,609	1,546
Ford Credit Auto Owner Trust, Ser 2017-A, CI A4
1.920%, 04/15/2022	1,556	1,526
Ford Credit Auto Owner Trust, Ser 2018-1, CI A
3.190%, 07/15/2031 (C)	3,047	2,957
Ford Credit Auto Owner Trust, Ser 2018-2, CI A
3.470%, 01/15/2030 (C)	1,935	1,926
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
2.807%, VAR LIBOR USD 1 Month+0.500%, 02/15/2021	180	180

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2016-1, Cl A2
2.870%, 10/15/2021 (C)	$273	$272
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl A2A
2.740%, 07/16/2021	2,030	2,025
Hertz Vehicle Financing II LP, Ser 2015-3A, CI A
2.670%, 09/25/2021 (C)	3,344	3,288
Hertz Vehicle Financing II LP, Ser 2017-1A, CI A
2.960%, 10/25/2021 (C)	4,143	4,082
Hertz Vehicle Financing II LP, Ser 2018-1A, CI A
3.290%, 02/25/2024 (C)	4,880	4,733
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	1,379	1,361
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	719	716
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	2,918	2,843
Hertz Vehicle Financing LLC, Ser 2018-2A, CI A
3.650%, 06/27/2022 (C)	1,951	1,950
Hertz Vehicle Financing LLC, Ser 2018-3A, CI A
4.030%, 07/25/2024 (C)	3,047	3,046
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A2A
1.480%, 02/18/2020	536	535
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	3,730	3,717
World Omni Auto Receivables Trust, Ser 2014-B, CI A4
1.680%, 12/15/2020	512	512
World Omni Auto Receivables Trust, Ser 2016-A, CI A4
1.950%, 05/16/2022	1,919	1,893

		61,561

Credit Cards – 0.3%
American Express Credit Account Master Trust, Ser 2017-4, CI A
1.640%, 12/15/2021	2,515	2,501
American Express Credit Account Master Trust, Ser 2018-9, Cl A
2.687%, VAR ICE LIBOR USD 1 Month+0.380%, 04/15/2026	924	924
Barclays Dryrock Issuance Trust, Ser 2018-1, CI A
2.637%, VAR ICE LIBOR USD 1 Month+0.330%, 07/15/2024	1,900	1,903

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2014-A4, CI A4
2.120%, 12/15/2021	$1,404	$1,398
Discover Card Execution Note Trust, Ser 2018-A5, CI A5
3.320%, 03/15/2024	1,855	1,865
Synchrony Credit Card Master Note Trust, Ser 2018-2, CI A
3.470%, 05/15/2026	740	741
World Financial Network Credit Card Master Trust, Ser 2015-B, CI A
2.550%, 06/17/2024	155	153
World Financial Network Credit Card Master Trust, Ser 2016-A, CI A
2.030%, 04/15/2025	2,773	2,683
World Financial Network Credit Card Master Trust, Ser 2016-C, CI A
1.720%, 08/15/2023	1,204	1,189
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	2,433	2,394
World Financial Network Credit Card Master Trust, Ser 2017-C, CI A
2.310%, 08/15/2024	4,868	4,778

		20,529

Mortgage Related Securities – 0.3%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	32	32
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, CI AV2
3.355%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	1,148	1,145
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, CI A1
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	1,764	1,763
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.786%, 01/25/2034	172	175
Centex Home Equity, Ser 2005-A, Cl M1
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,816
Centex Home Equity, Ser 2006-A, Cl AV4
2.565%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	30	30
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, CI A
3.950%, 04/25/2032 (C)	24	24
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
3.127%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	224	220

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	125

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE2, CI A3
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	$5,101	$5,091
Master Asset-Backed Securities Trust, Ser 2006-WMC3, CI A4
2.475%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	857	430
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, CI M4
3.245%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	3,725	3,743
Saxon Asset Securities Trust, Ser 2003-1, CI AF6
4.679%, 06/25/2033	20	20
Soundview Home Loan Trust, Ser 2006-0PT3, Cl 2A3
2.485%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	932	921
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
3.315%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	5,337	5,324

		22,734

Other Asset-Backed Securities – 7.0%

AccessLex Institute, Ser 2007-A, Cl A3
2.989%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	4,848	4,786
ACIS CLO, Ser 2015-6A, CI A1
4.131%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	1,150	1,151
Allegro CLO V, Ser 2017-1A, CI A
3.676%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,097
AMMC CLO XI, Ser 2018-11A, CI A1R2
3.530%, VAR ICE LIBOR USD 3 Month+1.010%, 04/30/2031 (C)	3,060	3,017
AMMC CLO XII, Ser 2017-12A, Cl AR
3.818%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	750
Apex Credit CLO LLC, Ser 2016-1A, Cl A2A
3.259%, VAR ICE LIBOR USD 3 Month+0.750%, 07/27/2028 (C)	1,500	1,499
Apidos CLO XXII, Ser 2015-22A, CI A1
3.969%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	2,750	2,751
Atrium XII, Ser 2017-12A, CI AR
3.299%, VAR ICE LIBOR USD 3 Month+0.830%, 04/22/2027 (C)	2,040	2,030
Babson CLO, Ser 2017-IA, CI AR
3.269%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	5,660	5,629

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ballyrock CLO, Ser 2018-1A, CI A1
3.469%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	$1,820	$1,796
BlueMountain CLO, Ser 2018-3A, CI A1R
3.469%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	2,750	2,714
Brazos Education Loan Authority, Ser 2012-1, CI A1
3.015%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	2,086	2,086
Brazos Higher Education Authority, Ser 2010-1, CI A2
3.877%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,967
Brazos Higher Education Authority, Ser 2011-1, CI A2
3.477%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	901	909
Brazos Higher Education Authority, Ser 2011-2, Cl A3
3.490%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,574
BSPRT Issuer, Ser 2018-FL4, Cl A
3.357%, VAR ICE LIBOR USD 1 Month+1.050%, 09/15/2035 (C)	1,770	1,766
Business Loan Express Business Loan Trust, Ser 2004-A, CI A
2.745%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	423	412
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl A1B
3.689%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	1,750	1,752
Carlyle Global Market Strategies CLO, Ser 2018-4A, Cl CRR
4.186%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2031 (C)	500	488
Catskill Park CLO, Ser 2017-1A, CI A2
4.169%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,501
Cedar Funding VI CLO, Ser 2018-6A, Cl AR
3.559%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/2028 (C)	370	369
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.060%, 11/25/2034	240	247
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.060%, 11/25/2034	237	243
CIT Education Loan Trust, Ser 2007-1, Cl A
2.463%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	2,023	1,972

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Securities, Ser 2006-2, CI A5
5.428%, 09/25/2036	$5,891	$6,041
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.373%, 03/25/2037	990	1,026
College Ave Student Loans LLC, Ser 2018-A, CI A2
4.130%, 12/26/2047 (C)	1,098	1,101
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
3.965%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,572	1,604
Commonbond Student Loan Trust, Ser 2018-BGS, CI A1
3.560%, 09/25/2045 (C)	5,374	5,368
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,944	2,933
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	17	17
COOF Securitization Trust, Ser 2014-1, CI A, IO
3.123%, 06/25/2040 (B)(C)	426	38
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.855%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	3,600	3,567
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.706%, 10/25/2046 (B)	74	72
Countrywide Asset-Backed Certificates, Ser 2006-SD3, CI A1
2.645%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	94	88
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
3.215%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	379	375
Countrywide Home Equity Loan Trust, Ser 2004-K, CI 2A
2.607%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	103	102
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, CI AF1
3.379%, 12/25/2032	41	40
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.476%, 12/25/2036	460	413
CSMC Trust, Ser 2017-RPL1, CI A1
2.750%, 07/25/2057 (B)(C)	8,944	8,238
CVP CLO, Ser 2018-2A, Cl A
3.659%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	1,500	1,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
2.427%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	$3,566	$3,399
Denali Capital CLO X LLC, Ser 2017-1A, CI A1LR
3.558%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,499
DRB Prime Student Loan Trust, Ser 2015-D, CI A2
3.200%, 01/25/2040 (C)	859	857
Dryden 61 Clo, Ser 2018-61A, CI A1
3.597%, VAR ICE LIBOR USD 3 Month+1.160%, 01/17/2032 (C)	2,340	2,340
Dryden XXVI Senior Loan Fund, Ser 2018-26A, CI AR
3.336%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	4,120	4,091
Earnest Student Loan Program LLC, Ser 2016-D, CI A2
2.720%, 01/25/2041 (C)	1,142	1,120
Educational Funding of the South, Ser 2011-1, CI A2
3.140%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,504	1,514
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.315%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	4,600	4,623
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	62	62
Finance of America Structured Securities Trust, Ser 2017-HB1, CI A
2.321%, 11/25/2027 (B)(C)	2,743	2,737
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,330	2,342
Ford Credit Floorplan Master Owner Trust, Ser 2016-3, Cl A1
1.550%, 07/15/2021	2,620	2,596
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	810	801
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,561	1,523
Halcyon Loan Advisors Funding, Ser 2018-2A, CI AR
3.570%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/2027 (C)	1,880	1,875
Higher Education Funding I, Ser 2014-1, Cl A
3.739%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,405	3,434

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	127

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2014-AA, CI A
1.770%, 11/25/2026 (C)	$5,715	$5,611
HSI Asset Securitization Trust, Ser 2006-0PT1, Cl 2A4
2.615%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	2,162	2,156
HSI Asset Securitization Trust, Ser 2006-0PT3, Cl 3A3
2.495%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	523	520
Jamestown CLO IV, Ser 2017-4A, Cl A2R
3.786%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	2,000	2,000
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,698	1,715
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,231	2,166
KGS-Alpha SBA COOF Trust, Ser 2012-A, CI A, IO
0.799%, 08/25/2038 (B)(C)	2,135	52
KGS-Alpha SBA COOF Trust, Ser 2014-2, CI A, IO
2.793%, 04/25/2040 (B)(C)	360	29
KKR CLO 20, Ser 2017-20, CI A
3.566%, VAR ICE LIBOR USD 3 Month+1.130%, 10/16/2030 (C)	1,250	1,244
LCM XXI, Ser 2018-21A, Cl AR
3.349%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,943
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, CI A4
5.270%, 04/15/2040	13	14
Magnetite IX, Ser 2017-9A, CI A1R
3.490%, VAR ICE LIBOR USD 3 Month+1.000%, 07/25/2026 (C)	921	921
Magnetite XVIII, Ser 2018-18A, CI AR
3.696%, VAR ICE LIBOR USD 3 Month+1.080%, 11/15/2028 (C)	1,250	1,250
Mid-State Trust, Ser 2003-11, CI A1
4.864%, 07/15/2038	1,997	2,095
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	270	290
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,555	3,863
Nationstar HECM Loan Trust, Ser 2018-1A, Cl M2
3.469%, 02/25/2028 (B)(C)	3,202	3,202
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.907%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	2,135	2,203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
3.007%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	$551	$552
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,034
Navient Private Education Loan Trust, Ser 2016-AA, CI A2B
4.457%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	1,054	1,100
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
3.207%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	2,143	2,141
Navient Private Education Loan Trust, Ser 2018-BA, CI A2B
3.027%, VAR ICE LIBOR USD 1 Month+0.720%, 12/15/2059 (C)	1,414	1,409
Navient Private Education Refi Loan Trust, Ser 2018-A, CI A2
3.190%, 02/18/2042 (C)	793	776
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	858	855
Navient Private Education Refl Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	4,132	4,149
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.825%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	6,366	6,378
Navient Student Loan Trust, Ser 2014-2, Cl A
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	4,786	4,792
Navient Student Loan Trust, Ser 2014-3, Cl A
2.935%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	4,890	4,869
Navient Student Loan Trust, Ser 2014-4, Cl A
2.935%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,403	3,385
Navient Student Loan Trust, Ser 2014-8, Cl A3
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 05/27/2049	300	301
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	1,575	1,574
Navient Student Loan Trust, Ser 2016-3A, CI A2
3.165%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	1,011	1,016

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.365%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	$4,000	$4,041
Navient Student Loan Trust, Ser 2017-4A, CI A2
2.815%, VAR ICE LIBOR USD 1 Month+0.500%, 09/27/2066 (C)	1,478	1,483
Navient Student Loan Trust, Ser 2018-EA, CI A2
4.000%, 12/15/2059 (C)	2,181	2,202
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.670%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,401	1,385
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.650%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,418	1,409
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.600%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	6,246	6,207
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.466%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	6,705	6,639
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.486%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	7,135	7,081
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.546%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	1,034	1,011
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.223%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	5,838	5,913
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
3.115%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	544	548
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
3.015%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	5,875	5,918
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.885%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	903	905
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.265%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,754
Nelnet Student Loan Trust, Ser 2015-2A, CI A2
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	4,014	4,009
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
3.115%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	3,151	3,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
3.085%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	$3,082	$3,101
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
3.165%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	3,194	3,222
Nelnet Student Loan Trust, Ser 2018-3A, CI A2
2.755%, VAR ICE LIBOR USD 1 Month+0.440%, 09/27/2066 (C)	907	908
Northstars Education Finance Authority, Ser 2007-1, Cl A2
3.259%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	50	50
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.269%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	1,415	1,406
Park Place Securities Pass-Through Certificates, Ser 2005-WCW2, CI M1
3.065%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	2,002	2,004
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (C)	297	296
Regatta VII Funding, Ser 2016-1A, Cl B2
4.138%, VAR ICE LIBOR USD 3 Month+1.800%, 12/20/2028 (C)	2,000	2,000
RR 3, Ser 2018-3A, Cl A1R2
3.526%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,100	1,094
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	507	493
SBA Small Business Investment, Ser 2018-10B, CI 1
3.548%, 09/11/2028	2,945	2,957
SLM Private Credit Student Loan Trust, Ser 2006-A, CI A5
2.624%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	120	117
SLM Private Education Loan Trust, Ser 2013-B, CI A2B
3.407%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	149	149
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	1,052	1,043
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.084%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,316	1,289

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	129

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-4, Cl A5D
3.084%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	$1,229	$1,213
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.534%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	4,406	4,460
SLM Student Loan Trust, Ser 2005-10, Cl A5
2.620%, VAR ICE LIBOR USD 3 Month+0.130%, 07/26/2021	1,045	1,035
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.600%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	4,828	4,759
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.640%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	6,600	6,388
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	4,126	4,039
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.590%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	2,424	2,400
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.650%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,131
SLM Student Loan Trust, Ser 2007-1, Cl A5
2.580%, VAR ICE LIBOR USD 3 Month+0.090%, 01/26/2026	450	449
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.550%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,920	2,853
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.870%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	2,111	2,113
SLM Student Loan Trust, Ser 2008-2, Cl B
3.690%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,101
SLM Student Loan Trust, Ser 2008-3, Cl B
3.690%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,127
SLM Student Loan Trust, Ser 2008-4, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,188
SLM Student Loan Trust, Ser 2008-5, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,181
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.590%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	6,222	6,280
SLM Student Loan Trust, Ser 2008-6, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,176

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	$1,155	$1,181
SLM Student Loan Trust, Ser 2008-8, Cl B
4.740%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,221
SLM Student Loan Trust, Ser 2008-9, Cl A
3.835%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	7,942	8,031
SLM Student Loan Trust, Ser 2008-9, Cl B
4.740%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,196
SLM Student Loan Trust, Ser 2010-1, Cl A
2.715%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	172	168
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.515%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	509
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.265%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	4,422	4,429
SLM Student Loan Trust, Ser 2012-2, Cl A
3.015%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	3,795	3,772
SLM Student Loan Trust, Ser 2012-6, Cl A3
3.065%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	835	835
SLM Student Loan Trust, Ser 2013-4, Cl A
2.831%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	595	596
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	243	243
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
3.040%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	4,350	4,337
SLM Student Loan Trust, Ser 2018-10, Cl A7A
3.090%, VAR ICE LIBOR USD 3 Month+0.600%, 10/25/2029 (C)	3,870	3,884
SMB Private Education Loan Trust, Ser 2015-A, CI A2B
3.307%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	1,607	1,621
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	668	663
SMB Private Education Loan Trust, Ser 2015-C, CI A2B
3.707%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	842	854
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	3,185	3,136

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016-A, CI A2B
3.807%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	$4,471	$4,572
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	2,111	2,048
SMB Private Education Loan Trust, Ser 2016-B, CI A2B
3.757%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	4,817	4,918
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	4,133	4,017
SMB Private Education Loan Trust, Ser 2016-C, CI A2B
3.407%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	3,601	3,645
SMB Private Education Loan Trust, Ser 2017-A, CI A2B
3.207%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	1,204	1,211
SMB Private Education Loan Trust, Ser 2017-B, CI A2B
3.057%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,782	2,782
SMB Private Education Loan Trust, Ser 2018-A, CI A2B
3.107%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	1,351	1,355
SMB Private Education Loan Trust, Ser 2018-B, Cl A2B
3.027%, VAR ICE LIBOR USD 1 Month+0.720%, 01/15/2037 (C)	2,502	2,496
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	2,045	2,044
SMB Private Education Loan Trust, Ser 2018-C, CI A2B
3.057%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (C)	1,540	1,542
SoFi Consumer Loan Program LLC, Ser 2017-4, CI A
2.500%, 05/26/2026 (C)	854	841
Sofi Consumer Loan Program LLC, Ser 2018-1, CI A1
2.550%, 02/25/2027 (C)	1,783	1,773
Sofi Consumer Loan Program LLC, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (C)	3,679	3,672
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	6,200	6,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2018-4, Cl A
3.540%, 11/26/2027 (C)	$7,470	$7,479
SoFi Professional Loan Program LLC, Ser 2015-B, CI A2
2.510%, 09/27/2032 (C)	705	693
SoFi Professional Loan Program LLC, Ser 2016-A, CI A2
2.760%, 12/26/2036 (C)	1,314	1,293
SoFi Professional Loan Program LLC, Ser 2016-D, CI A1
3.265%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	251	252
SoFi Professional Loan Program LLC, Ser 2016-E, CI A1
3.165%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	624	627
SoFi Professional Loan Program LLC, Ser 2017-E, CI A1
2.815%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	520	522
SoFi Professional Loan Program LLC, Ser 2017-E, CI A2B
2.720%, 11/26/2040 (C)	3,668	3,582
Sofi Professional Loan Program Trust, Ser 2018-B, CI A2FX
3.340%, 08/25/2047 (C)	3,215	3,167
Sofi Professional Loan Program Trust, Ser 2018-C, CI A2FX
3.590%, 01/25/2048 (C)	3,531	3,538
Sofi Professional Loan Program Trust, Ser 2018-D, CI A2FX
3.600%, 02/25/2048 (C)	3,654	3,663
Sofi Professional Loan Program, Ser 2016-E, CI A2B
2.490%, 01/25/2036 (C)	535	524
Sofi Professional Loan Program, Ser 2017-A, CI A1
3.015%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	559	560
SoFi Professional Loan Program, Ser 2017-D, CI A2FX
2.650%, 09/25/2040 (C)	245	238
Structured Asset Investment Loan Trust, Ser 2004-8, CI A2
2.865%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,364	3,290
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, CI A4
2.485%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	8,562	8,290

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	131

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO, Ser 2016-1A, CI A
3.999%, VAR ICE LIBOR USD 3 Month+1.550%, 07/17/2028 (C)	$500	$500
TCI-Symphony CLO, Ser 2018-1A, CI BR
4.086%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)	1,500	1,500
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	7,829	7,549
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (B)(C)	1,775	1,737
Tralee CLO V, Ser 2018-5A, CI B
4.459%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)	990	984
U.S. Small Business Administration, Ser 2018-20K, CI 1
3.870%, 11/01/2038	365	373
Venture XXIV CLO, Ser 2016-24A, CI A1D
3.889%, VAR ICE LIBOR USD 3 Month+1.420%, 10/20/2028 (C)	1,000	1,001
Venture XXX CLO, Ser 2017-30A, CI B
4.036%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)	2,000	1,978
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	1,806	1,799
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	2,600	2,584
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	2,780	2,756
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	3,550	3,507
Voya CLO, Ser 2017-2A, CI A1R
3.699%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)	2,250	2,253
Voya CLO, Ser 2017-2A, CI A2A
4.146%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)	1,750	1,753
Voya CLO, Ser 2018-3A, CI A1A
3.610%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)	1,000	998
Whitehorse XII, Ser 2018-12A, CI A
3.676%, VAR ICE LIBOR USD 3 Month+1.250%, 10/15/2031 (C)	1,940	1,936
Zais CLO 2, Ser 2017-2A, CI A1BR
2.920%, 07/25/2026 (C)	3,000	2,962
Zais CLO 5, Ser 2016-2A, CI A1
3.966%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)	1,000	1,000

		458,782

Total Asset-Backed Securities (Cost $560,039) ($ Thousands)		563,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 1.6%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)	$ 4,220	$4,051
China Government Bond
3.310%, 11/30/2025	CNY 5,000	696
Colombia Government International Bond
5.625%, 02/26/2044	$ 2,570	2,598
5.000%, 06/15/2045	2,501	2,336
4.500%, 03/15/2029	1,222	1,195
Export-Import Bank of India
3.375%, 08/05/2026 (C)	1,410	1,284
Export-Import Bank of Korea
3.000%, 11/01/2022	1,664	1,626
Indonesia Government International Bond
5.875%, 03/13/2020	190	196
5.875%, 01/15/2024 (C)	1,264	1,333
5.250%, 01/08/2047 (C)	1,210	1,167
5.125%, 01/15/2045 (C)	2,040	1,928
4.875%, 05/05/2021	500	510
4.750%, 07/18/2047 (C)	400	360
3.850%, 07/18/2027 (C)	2,310	2,158
3.750%, 04/25/2022 (C)	860	847
2.950%, 01/11/2023	2,226	2,111
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,228
3.929%, 11/01/2024 (A)	1,000	828
3.336%, 02/15/2025 (A)	1,000	819
3.257%, 08/15/2025 (A)	1,000	804
Japan Treasury Discount Bill
0.000%, 01/28/2019 (A)	JPY 1,000,000	8,810
0.000%, 02/25/2019 (A)	1,005,000	8,856
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)	$ 2,680	2,547
Korea International Bond
3.875%, 09/20/2048	650	618
3.500%, 09/20/2028	1,130	1,110
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	1,810	1,753
Mexico Government International Bond
6.050%, 01/11/2040	4,798	4,958
4.750%, 03/08/2044	5,640	4,963
4.600%, 02/10/2048	3,862	3,327
4.000%, 10/02/2023	810	798
3.750%, 01/11/2028	765	708
3.600%, 01/30/2025	3,190	3,021
Panama Government International Bond
4.500%, 05/15/2047	2,630	2,479
4.500%, 04/16/2050	952	888
Paraguay Government International Bond
6.100%, 08/11/2044 (C)	1,515	1,511
Peruvian Government International Bond
6.550%, 03/14/2037	4,780	5,867

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Qatar Government International Bond
3.875%, 04/23/2023	$3,070	$3,077
3.250%, 06/02/2026	220	209
Republic of Panama
6.700%, 01/26/2036	1,830	2,201
Republic of Poland Government International Bond
5.000%, 03/23/2022	380	397
4.000%, 01/22/2024	7,630	7,718
Russian Foreign Bond-Eurobond
5.625%, 04/04/2042	7,400	7,438
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	530	506
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	2,479

Total Sovereign Debt (Cost $108,944) ($ Thousands)		104,314

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLB
2.278%, 01/10/2019	5,440	5,426
2.125%, 02/11/2020	660	655
FHLB DN
2.386%, 03/21/2019 (A)	5,490	5,450
2.266%, 01/08/2015 (A)	3,560	3,552
2.189%, 12/13/2018 (A)	55,170	55,135
FHLMC
3.750%, 03/27/2019	85	85
2.375%, 01/13/2022	565	556
1.250%, 10/02/2019	240	237
FNMA
2.625%, 09/06/2024	510	500
2.125%, 04/24/2026	515	481
2.000%, 01/05/2022	70	68
1.875%, 09/24/2026	250	228
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (A)	1,000	794

Total U.S. Government Agency Obligations (Cost $73,160) ($ Thousands)		73,167

MUNICIPAL BONDS — 0.6%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	570	818
6.650%, 03/01/2022	70	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 03/01/2020 @ 100
7.950%, 03/01/2036	$2,750	$2,907
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	2,323
Metropolitan Water District of Southern California, RB Callable 07/01/2019 @ 100
6.538%, 07/01/2039	125	127
San Jose, Redevelopment Agency Successor Agency, Ser A-T, RB
3.226%, 08/01/2027	2,085	1,997
3.176%, 08/01/2026	1,000	964
University of California, Ser AJ, RB
4.601%, 05/15/2031	3,000	3,167

		12,379

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	164	181
6.637%, 04/01/2057	2,390	2,571

		2,752

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	330	313

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,170	1,604

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	2,405	2,383
New York City, Build America Project, GO
5.047%, 10/01/2024	4,000	4,301
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,129
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB Callable 08/01/2027 @ 100
3.280%, 08/01/2029	2,295	2,190
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,500	2,806

		13,809

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	133

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	$689	$702

Oregon — 0.1%
Oregon State, GO
5.762%, 06/01/2023	1,998	2,131

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,564	2,125

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, Cl CTFS, RB
6.000%, 06/25/2034	144	149

Total Municipal Bonds (Cost $35,426) ($ Thousands)		35,964

LOAN PARTICIPATION — 0.0%
Carlyle
4.762%, VAR ICE LIBOR USD 3 Month+2.000%, 07/15/2019	22	22

Total Loan Participation (Cost $22) ($ Thousands)		22

	Shares
CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	213,862,591	213,863

(Cost $213,863) ($ Thousands)		213,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.4%
Deutsche Bank
2.270%, dated on 11/30/2018, to be repurchased on 12/03/2018, repurchase price $90,017,025 (collateralized by various U.S. Treasury Obligations, 0.875%, 02/15/2047, par value ranging $46,728,000-$50,000,000; total market value $91,818,000) (E)	$90,000	$90,000

Total Repurchase Agreement (Cost $90,000) ($ Thousands)		90,000

Total Investments in Securities — 107.4% (Cost $7,194,024) ($ Thousands)		$7,085,577

	Contracts
PURCHASED OPTIONS* — 0.0%

Total Purchased Options(F) (Cost $1,597) ($ Thousands)	11,364,956	$1,251

WRITTEN OPTIONS* — 0.0%

Total Written Options(F) (Premiums Received $1,094) ($ Thousands)	(1,684)	$(1,124)

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

A list of the exchange traded option contracts held by the Fund at November 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
December 2018, IMM Eurodollar Future Option*	1,119	$271,924	$97.25	12/22/18	$154
January 2019, U.S. 10 Year Future Option*	1,515	180,972	118.00	12/22/18	71
January 2019, U.S. Bond Future Option*	1,011	141,445	137.50	12/22/18	174

		594,341			399

Call Options
December 2018, IMM Eurodollar Future Option*	1,119	271,924	97.25	12/22/18	28
January 2019, U.S. 10 Year Future Option*	1,181	141,074	119.50	12/22/18	461
January 2019, U.S. Bond Future Option*	1,011	141,445	141.50	12/22/18	348

		554,443			837

Total Purchased Options		$1,148,784			$1,236

WRITTEN OPTIONS — 0.0%

Put Options
January 2019, U.S. 10 Year Future Option*	(505)	$(60,324)	118.75	12/22/18	$(79)
January 2019, U.S. Bond Future Option*	(337)	(47,148)	139.50	12/22/18	(237)

		(107,472)			(316)

Call Options
January 2019, U.S. 10 Year Future Option*	(505)	(60,324)	118.75	12/22/18	(434)
January 2019, U.S. Bond Future Option*	(337)	(47,148)	139.50	12/22/18	(374)

		(107,472)			(808)

Total Written Options		$(214,944)			$(1,124)

A list of over the counter option contracts held by the Fund at November 30, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Put Options
OTC USD PUT/CAD CALL 1.29*	Goldman Sachs	11,358,000	$14,765	$1.29	01/19/19	$15

Total Purchased Options			$14,765			$15

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	1,845	Dec-2019	$447,436	$447,297	$(139)
90-Day Euro$	(350)	Dec-2018	(85,721)	(85,052)	669
90-Day Euro$	579	Jun-2020	140,944	140,407	(537)
90-Day Euro$	(342)	Mar-2019	(83,576)	(83,068)	508
90-Day Euro$	112	Mar-2021	27,282	27,166	(116)
Euro	(40)	Dec-2018	(5,846)	(5,661)	185
Euro-Bob	(197)	Dec-2018	(29,964)	(29,436)	(113)
Euro-Bob	(99)	Mar-2019	(14,730)	(14,821)	(29)
Euro-Bund	(358)	Mar-2019	(65,555)	(65,836)	(474)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Core Fixed Income Fund (Concluded)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	2,298	Apr-2019	$484,576	$484,842	$266
U.S. 5-Year Treasury Note	2,359	Mar-2019	266,174	266,475	301
U.S. 5-Year Treasury Note	(118)	Mar-2019	(13,303)	(13,329)	(26)
U.S. 10-Year Treasury Note	(102)	Mar-2019	(12,154)	(12,184)	(30)
U.S. 10-Year Treasury Note	779	Mar-2019	92,799	93,054	255
U.S. Long Treasury Bond	(1,293)	Mar-2019	(180,138)	(180,899)	(761)
U.S. Ultra Long Treasury Bond	990	Mar-2019	150,648	150,882	234
U.S. Ultra Long Treasury Bond	(528)	Mar-2019	(80,292)	(80,470)	(178)
Ultra 10-Year U.S. Treasury Note	7	Mar-2019	881	885	4
Ultra 10-Year U.S. Treasury Note	(238)	Mar-2019	(29,962)	(30,107)	(145)

			$1,009,499	$1,010,145	$(126)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/18/19	GBP	1,568	USD	2,082	$76
Citigroup	01/18/19	USD	7,349	JPY	817,485	(113)
Citigroup	01/18/19	EUR	7,855	USD	9,161	225
Goldman Sachs	01/18/19	USD	3,620	BRL	13,760	(77)
Goldman Sachs	01/18/19	CNY	9,709	USD	1,398	5
Goldman Sachs	01/18/19	AUD	10,086	USD	7,163	(207)
Goldman Sachs	01/28/19 - 02/25/19	JPY	2,005,000	USD	17,951	170

						$79

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2018 is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	(175,760)	$1,777	$3,033	$(1,256)

						$1,777	$3,033	$(1,256)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	3.0708	Semi-Annually	11/21/2021	USD	96,465	$60	$–	$60
3-MONTH USD - LIBOR	3.23%	Semi-Annually	12/18/2021	USD	144,143	529	232	297
3-MONTH USD - LIBOR	2.25%	Semi-Annually	05/31/2022	USD	35,802	(875)	52	(927)
3M USD LIBOR	2.85%	Semi-Annually	08/31/2022	USD	193,975	(921)	(362)	(559)
3M USD LIBOR	3M USD FEDL01	Quarterly	12/19/2023	USD	205,814	(17)	–	(17)
3.08180	3 MONTH USD - LIBOR	Semi-Annually	11/21/2024	USD	39,660	(113)	–	(113)
3.30%	3-MONTH USD - LIBOR	Quarterly	12/18/2029	USD	31,796	(470)	(164)	(306)
3M USD LIBOR - BBA	3.33%	Semi-Annually	02/15/2044	USD	20,727	(512)	(1)	(511)

						$(2,319)	$(243)	$(2,076)

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Percentages are based on Net Assets of $6,599,144 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $916,575 ($ Thousands), representing 13.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Tri-Party Repurchase Agreement.
(F)	Refer to table below for details on Options Contracts.

ABS – Asset-Backed Security

AID – Agency for International Development

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CNY – Chinese Yuan

DN – Discount Note

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

JSC – Joint-Stock Company

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LIMEAN – London Interbank Mean Rate

LP – Limited Partnership

MTN – Medium Term Note

NCUA – National Credit Union Association

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

TBA – To Be Announced

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$2,492,860	$–	$2,492,860
Corporate Obligations	–	2,039,846	–	2,039,846
U.S. Treasury Obligations	–	1,471,935	–	1,471,935
Asset-Backed Securities	–	563,606	–	563,606
Sovereign Debt	–	104,314	–	104,314
U.S. Government Agency Obligations	–	73,167	–	73,167
Municipal Bonds	–	35,964	–	35,964
Loan Participation	–	22	–	22
Cash Equivalent	213,863	–	–	213,863
Repurchase Agreement	–	90,000	–	90,000

Total Investments in Securities	$213,863	$6,871,714	$–	$7,085,577

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,251	$–	$–	$1,251
Written Options	(1,124)	–	–	(1,124)
Futures Contracts*
Unrealized Appreciation	2,422	–	–	2,422
Unrealized Depreciation	(2,548)	–	–	(2,548)
Forwards Contracts*
Unrealized Appreciation	–	476	–	476
Unrealized Depreciation	–	(397)	–	(397)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1,256)	–	(1,256)
Interest Rate Swaps*
Unrealized Appreciation	–	357	–	357
Unrealized Depreciation	–	(2,433)	–	(2,433)

Total Other Financial Instruments	$1	$(3,253)	$–	$(3,252)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$189,983	$2,267,070	$(2,243,190)	$213,863	$1,829

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 73.5%

Communication Services – 17.2%
Altice Financing
7.500%, 05/15/2026 (A)	$11,680	$10,979
6.625%, 02/15/2023 (A)	410	405
Altice France
8.125%, 02/01/2027 (A)	5,886	5,768
Altice Luxembourg
7.750%, 05/15/2022 (A)	7,357	7,007
7.625%, 02/15/2025 (A)	14,497	11,743
Altice US Finance I
5.500%, 05/15/2026 (A)	2,400	2,316
5.375%, 07/15/2023 (A)	2,683	2,663
AMC Entertainment Holdings
5.875%, 11/15/2026	36	32
5.750%, 06/15/2025	720	652
AMC Networks
5.000%, 04/01/2024	2,315	2,225
4.750%, 08/01/2025	5,505	5,120
Belo
7.750%, 06/01/2027	2,025	2,167
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	2,085	2,016
6.875%, 09/15/2027 (A)	3,250	3,014
CBS Radio
7.250%, 11/01/2024 (A)	3,205	3,069
CCO Holdings
5.875%, 04/01/2024 (A)	3,211	3,239
5.750%, 02/15/2026 (A)	4,420	4,420
5.500%, 05/01/2026 (A)	4,735	4,593
5.375%, 05/01/2025 (A)	270	265

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 05/01/2027 (A)	$8,097	$7,672
CCO Holdings LLC
5.000%, 02/01/2028 (A)	8,635	8,041
CenturyLink
7.500%, 04/01/2024	4,105	4,213
6.750%, 12/01/2023	5,615	5,629
5.800%, 03/15/2022	1,948	1,936
5.625%, 04/01/2025	4,518	4,224
Cincinnati Bell
8.000%, 10/15/2025 (A)	3,525	3,120
Cinemark USA
4.875%, 06/01/2023	800	778
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	3,695	3,690
6.500%, 11/15/2022	5,050	5,122
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,170	1,173
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,185	1,186
CSC Holdings
10.875%, 10/15/2025 (A)	2,373	2,735
10.125%, 01/15/2023 (A)	505	547
7.750%, 07/15/2025 (A)	2,430	2,524
7.500%, 04/01/2028 (A)	2,975	3,064
6.750%, 11/15/2021	1,000	1,047
6.625%, 10/15/2025 (A)	400	416
5.500%, 04/15/2027 (A)	2,244	2,152
Digicel Group
8.250%, 09/30/2020 (A)	2,637	1,753
6.750%, 03/01/2023 (A)	1,730	1,393
6.000%, 04/15/2021 (A)	6,743	6,001
DISH DBS
7.750%, 07/01/2026	6,350	5,620
6.750%, 06/01/2021	1,544	1,569
5.875%, 07/15/2022	2,045	1,950
5.875%, 11/15/2024	17,136	14,566
5.125%, 05/01/2020	665	663
5.000%, 03/15/2023	5,455	4,773
DKT Finance ApS
9.375%, 06/17/2023 (A)	4,825	5,018
EW Scripps
5.125%, 05/15/2025 (A)	2,791	2,617
Frontier Communications
11.000%, 09/15/2025	4,818	3,396
10.500%, 09/15/2022	13,641	10,913
8.500%, 04/01/2026 (A)	3,184	2,890
7.125%, 01/15/2023	3,220	2,077
6.875%, 01/15/2025	8,525	4,625
Gray Escrow
7.000%, 05/15/2027 (A)	7,479	7,592
Gray Television
5.125%, 10/15/2024 (A)	3,740	3,581

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
iHeartCommunications
14.000% cash/14.000% PIK, 02/01/2021 (B)	$10,850	$1,356
10.625%, 03/15/2023 (B)	1,305	920
9.000%, 12/15/2019 (B)	5,226	3,737
9.000%, 03/01/2021 (B)	2,575	1,815
9.000%, 09/15/2022 (B)	3,846	2,712
Inmarsat Finance
6.500%, 10/01/2024 (A)	3,272	3,190
4.875%, 05/15/2022 (A)	2,950	2,840
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	1,400	1,446
8.500%, 10/15/2024 (A)	12,091	11,971
8.000%, 02/15/2024 (A)	1,650	1,726
5.500%, 08/01/2023	3,125	2,758
Intelsat Luxembourg
8.125%, 06/01/2023	1,464	1,208
Lee Enterprises
9.500%, 03/15/2022 (A)	1,774	1,823
Level 3 Financing
5.625%, 02/01/2023	100	100
5.375%, 01/15/2024	4,745	4,657
5.375%, 05/01/2025	10,676	10,396
Level 3 Parent LLC
5.750%, 12/01/2022	705	705
Live Nation Entertainment
4.875%, 11/01/2024 (A)	1,170	1,132
McClatchy
9.000%, 07/15/2026 (A)	3,282	3,331
MDC Partners
6.500%, 05/01/2024 (A)	2,985	2,537
Meredith
6.875%, 02/01/2026 (A)	695	711
Netflix
5.875%, 11/15/2028 (A)	948	934
4.875%, 04/15/2028	4,090	3,768
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	280	284
5.625%, 08/01/2024 (A)	5,936	5,728
Numericable Group
6.250%, 05/15/2024 (A)	5,404	5,228
Quebecor Media
5.750%, 01/15/2023	1,710	1,746
Qwest Capital Funding
7.750%, 02/15/2031	545	465
Radiate Holdco
6.625%, 02/15/2025 (A)	9,424	8,482
SFR Group
7.375%, 05/01/2026 (A)	14,314	13,741
Sinclair Television Group
6.125%, 10/01/2022	720	730
5.625%, 08/01/2024 (A)	4,400	4,191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 02/15/2027 (A)	$2,721	$2,422
Sirius XM Radio
6.000%, 07/15/2024 (A)	2,455	2,513
5.375%, 04/15/2025 (A)	5,395	5,314
5.375%, 07/15/2026 (A)	2,875	2,796
5.000%, 08/01/2027 (A)	1,315	1,236
Sprint
7.875%, 09/15/2023	15,218	16,012
7.625%, 02/15/2025	8,550	8,796
7.625%, 03/01/2026	578	592
7.250%, 09/15/2021	6,369	6,640
7.125%, 06/15/2024	7,340	7,450
Sprint Capital
8.750%, 03/15/2032	4,315	4,687
6.875%, 11/15/2028	1,130	1,092
Sprint Communications
6.000%, 11/15/2022	5,258	5,256
Telecom Italia
5.303%, 05/30/2024 (A)	1,600	1,502
Telecom Italia Capital
6.375%, 11/15/2033	15	13
6.000%, 09/30/2034	1,015	868
Telenet Finance Luxembourg Notes
5.500%, 03/01/2028 (A)	1,600	1,464
Telesat Canada
8.875%, 11/15/2024 (A)	4,828	5,154
T-Mobile USA
6.500%, 01/15/2024	955	984
6.500%, 01/15/2026	2,195	2,277
6.375%, 03/01/2025	4,220	4,341
4.750%, 02/01/2028	9,988	9,250
0.000%, 01/15/2024 (G)	955	–
0.000%, 03/01/2025 (G)	6,755	–
0.000%, 01/15/2026 (G)	5,459	–
Townsquare Media
6.500%, 04/01/2023 (A)	1,434	1,323
Tribune Media
5.875%, 07/15/2022	3,984	4,034
U.S. Cellular
6.700%, 12/15/2033	2,680	2,686
Uber Technologies
8.000%, 11/01/2026 (A)	5,878	5,760
Univision Communications
5.125%, 02/15/2025 (A)	6,377	5,817
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,440	3,300
Urban One
9.250%, 02/15/2020 (A)	5,835	5,660
7.375%, 04/15/2022 (A)	6,566	6,402
Videotron
5.375%, 06/15/2024 (A)	475	474
5.125%, 04/15/2027 (A)	3,055	2,894

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	139

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	$1,220	$1,149
5.250%, 01/15/2026 (A)	4,510	4,222
Wind Tre
5.000%, 01/20/2026 (A)	5,505	4,554
Windstream Services LLC
10.500%, 06/30/2024 (A)	230	189
9.000%, 06/30/2025 (A)	3,924	2,864
7.750%, 10/15/2020	821	550
6.375%, 08/01/2023 (A)	6,155	2,708
Zayo Group
6.375%, 05/15/2025	1,935	1,899
6.000%, 04/01/2023	2,630	2,617
Ziggo Bond Finance
6.000%, 01/15/2027 (A)	6,589	5,914
Ziggo BV
5.500%, 01/15/2027 (A)	7,167	6,674

		480,676

Consumer Discretionary – 10.2%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	7,180	6,751
4.250%, 05/15/2024 (A)	3,590	3,392
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	4,098	3,294
American Axle & Manufacturing
6.625%, 10/15/2022	582	582
6.500%, 04/01/2027	1,740	1,579
6.250%, 04/01/2025	715	665
6.250%, 03/15/2026	780	708
American Tire Distributors
10.250%, 03/01/2022 (A)(B)	360	63
Aramark Services
5.000%, 02/01/2028 (A)	4,015	3,814
4.750%, 06/01/2026	1,400	1,334
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,600	–
Bed Bath & Beyond
3.749%, 08/01/2024	1,731	1,478
Bon-Ton Department Stores
8.000%, 06/15/2021 (B)	5,355	375
Boyd Gaming
6.875%, 05/15/2023	520	539
6.000%, 08/15/2026	530	513

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boyne USA
7.250%, 05/01/2025 (A)	$235	$244
Cablevision Systems
5.875%, 09/15/2022	1,947	1,947
Caesars Resort Collection
5.250%, 10/15/2025 (A)	2,450	2,248
CCM Merger
6.000%, 03/15/2022 (A)	1,225	1,240
Cedar Fair
5.375%, 06/01/2024	1,780	1,771
Cengage Learning
9.500%, 06/15/2024 (A)	5,810	4,372
Churchill Downs
4.750%, 01/15/2028 (A)	968	881
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	3,410	3,399
Claire’s Stores Escrow
0.000%, 12/31/2049 (G)	1,480	724
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	816
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	1,380	1,263
Core & Main
6.125%, 08/15/2025 (A)	7,380	6,734
CSC Holdings
5.250%, 06/01/2024	3,443	3,271
Dana
6.000%, 09/15/2023	1,260	1,279
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	965	938
Delphi Technologies
5.000%, 10/01/2025 (A)	9,668	8,380
Diamond Resorts International
10.750%, 09/01/2024 (A)	4,060	3,715
Enterprise Development Authority
12.000%, 07/15/2024 (A)	4,195	4,006
ESH Hospitality
5.250%, 05/01/2025 (A)	7,174	6,860
Fiat Chrysler Automobiles
5.250%, 04/15/2023	630	631
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)	3,481	–
Ford Motor
7.450%, 07/16/2031	1,439	1,484
Ford Motor Credit LLC
4.687%, 06/09/2025	950	883
4.250%, 09/20/2022	1,786	1,716
Golden Nugget
8.750%, 10/01/2025 (A)	4,275	4,275
6.750%, 10/15/2024 (A)	2,030	1,994
Goodyear Tire & Rubber
5.000%, 05/31/2026	485	441

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Group 1 Automotive
5.000%, 06/01/2022	$3,347	$3,263
Guitar Center
13.000% cash/8.000% PIK, 04/15/2022 (A)	12,936	10,349
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,150	2,053
Hanesbrands
4.875%, 05/15/2026 (A)	1,322	1,243
4.625%, 05/15/2024 (A)	455	438
HD Supply
5.375%, 10/15/2026 (A)	2,131	2,057
Hillman Group
6.375%, 07/15/2022 (A)	6,630	5,636
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	1,110	1,085
4.250%, 09/01/2024	1,370	1,307
Hilton Worldwide Finance
4.875%, 04/01/2027	1,700	1,621
4.625%, 04/01/2025	400	386
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK, 09/15/2023 (A)	380	353
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (C)	4,458	4,279
International Game Technology
6.500%, 02/15/2025 (A)	1,115	1,138
6.250%, 01/15/2027 (A)	5,706	5,709
IRB Holding
6.750%, 02/15/2026 (A)	5,500	5,074
Jack Ohio Finance
6.750%, 11/15/2021 (A)	3,736	3,829
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	1,756	1,295
JC Penney
6.375%, 10/15/2036	3,390	1,220
KB Home
7.625%, 05/15/2023	1,188	1,236
KFC Holding
5.000%, 06/01/2024 (A)	2,797	2,759
4.750%, 06/01/2027 (A)	2,100	1,968
L Brands
6.875%, 11/01/2035	631	534
6.750%, 07/01/2036	1,770	1,474
5.250%, 02/01/2028	3,369	2,972
Liberty Interactive
8.250%, 02/01/2030	2,725	2,820
Lithia Motors
5.250%, 08/01/2025 (A)	322	302
M/I Homes
5.625%, 08/01/2025	6,495	5,975

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	$1,945	$1,940
Mattamy Group
6.500%, 10/01/2025 (A)	3,780	3,548
Mattel
6.750%, 12/31/2025 (A)	8,269	7,794
Merlin Entertainments
5.750%, 06/15/2026 (A)	425	418
MGM Resorts International
7.750%, 03/15/2022	1,080	1,161
6.000%, 03/15/2023	3,855	3,918
5.750%, 06/15/2025	3,556	3,498
4.625%, 09/01/2026	2,819	2,562
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Monitronics International
9.125%, 04/01/2020	9,630	6,019
Neiman Marcus Group
8.750% cash/9.500% PIK, 10/15/2021 (A)	3,113	1,556
8.000%, 10/15/2021 (A)	750	364
Party City Holdings
6.625%, 08/01/2026 (A)	3,935	3,798
6.125%, 08/15/2023 (A)	1,770	1,775
Penske Automotive Group
5.500%, 05/15/2026	1,736	1,606
PetSmart
8.875%, 06/01/2025 (A)	770	522
7.125%, 03/15/2023 (A)	2,130	1,427
5.875%, 06/01/2025 (A)	1,518	1,157
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	4,225	3,993
PulteGroup
5.000%, 01/15/2027	1,452	1,349
QVC
4.450%, 02/15/2025	1,640	1,549
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	3,820	3,753
Sally Holdings
5.625%, 12/01/2025	1,454	1,396
Schaeffler Finance
4.750%, 05/15/2023 (A)	865	843
Scientific Games International
5.000%, 10/15/2025 (A)	4,867	4,556
Service International
7.500%, 04/01/2027	2,070	2,251
ServiceMaster
5.125%, 11/15/2024 (A)	1,197	1,152
Six Flags Entertainment
5.500%, 04/15/2027 (A)	2,995	2,868
4.875%, 07/31/2024 (A)	5,855	5,606

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	141

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bold Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Staples
8.500%, 09/15/2025 (A)	$3,162	$2,798
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	7,274	7,247
Station Casinos
5.000%, 10/01/2025 (A)	7,195	6,574
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	6,670	6,236
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	2,460	2,362
Tempur Sealy International
5.625%, 10/15/2023	840	825
5.500%, 06/15/2026	825	778
Tenneco
5.375%, 12/15/2024	415	368
5.000%, 07/15/2026	1,461	1,176
Viking Cruises
6.250%, 05/15/2025 (A)	765	757
5.875%, 09/15/2027 (A)	2,870	2,698
Vista Outdoor
5.875%, 10/01/2023	1,970	1,867
Weight Watchers International
8.625%, 12/01/2025 (A)	4,895	5,091
Williams Scotsman International
6.875%, 08/15/2023 (A)	2,655	2,609
Wyndham Destinations
6.350%, 10/01/2025	971	959
4.250%, 03/01/2022	1,650	1,592
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,945	1,853
Yum! Brands
6.875%, 11/15/2037	3,470	3,479
5.350%, 11/01/2043	180	155

		284,778

Consumer Staples – 5.9%
21st Century Oncology
10.000% cash/12.000% PIK, 04/30/2023 (C)(F)	549	460
AHP Health Partners
9.750%, 07/15/2026 (A)	1,748	1,744
Albertsons
5.750%, 03/15/2025	2,166	1,933
AMN Healthcare
5.125%, 10/01/2024 (A)	1,410	1,352
Ashtead Capital
5.625%, 10/01/2024 (A)	280	284
4.375%, 08/15/2027 (A)	385	349
Avantor
9.000%, 10/01/2025 (A)	2,045	2,073
6.000%, 10/01/2024 (A)	2,523	2,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Avon International Operations
7.875%, 08/15/2022 (A)	$4,087	$4,077
B&G Foods
5.250%, 04/01/2025	5,040	4,763
Bausch Health
9.000%, 12/15/2025 (A)	2,223	2,345
7.000%, 03/15/2024 (A)	885	926
6.500%, 03/15/2022 (A)	1,600	1,650
6.125%, 04/15/2025 (A)	7,375	6,923
5.625%, 12/01/2021 (A)	2,790	2,786
5.500%, 11/01/2025 (A)	580	570
Central Garden & Pet
6.125%, 11/15/2023	745	757
5.125%, 02/01/2028	1,515	1,371
Chobani LLC
7.500%, 04/15/2025 (A)	1,390	1,140
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,866	1,782
Cott Holdings
5.500%, 04/01/2025 (A)	2,880	2,779
Coty
6.500%, 04/15/2026 (A)	1,270	1,118
Energizer Gamma Acquisition
6.375%, 07/15/2026 (A)	370	348
Energizer Holdings
5.500%, 06/15/2025 (A)	1,030	948
Envision Healthcare
8.750%, 10/15/2026 (A)	4,279	4,011
FAGE International
5.625%, 08/15/2026 (A)	1,110	963
First Quality Finance
5.000%, 07/01/2025 (A)	2,395	2,191
Flexi-Van Leasing
10.000%, 02/15/2023 (A)	530	436
Garda World Security
8.750%, 05/15/2025 (A)	3,175	2,897
Global A&T Electronics
8.500%, 01/12/2023	7,307	6,515
Hadrian Merger Sub
8.500%, 05/01/2026 (A)	2,450	2,272
Herc Rentals
7.750%, 06/01/2024 (A)	1,095	1,157
7.500%, 06/01/2022 (A)	132	138
High Ridge Brands
8.875%, 03/15/2025 (A)	800	356
HLF Financing Sarl LLC
7.250%, 08/15/2026 (A)	2,600	2,620
HRG Group
7.750%, 01/15/2022	695	709
Immucor
11.125%, 02/15/2022 (A)	287	293

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeHE Distributors
7.625%, 08/15/2021 (A)	$1,900	$1,767
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	955	821
New Albertsons
8.700%, 05/01/2030	2,724	2,383
8.000%, 05/01/2031	8,329	7,038
7.750%, 06/15/2026	375	330
7.450%, 08/01/2029	5,265	4,291
NVA Holdings
6.875%, 04/01/2026 (A)	2,587	2,467
One Call
7.500%, 07/01/2024 (A)	288	274
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	3,975	3,826
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	5,700	5,401
Polaris Intermediate
8.500% cash/9.250% PIK, 12/01/2022 (A)	2,525	2,512
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,680
5.625%, 01/15/2028 (A)	2,100	1,948
5.500%, 03/01/2025 (A)	1,050	1,001
5.000%, 08/15/2026 (A)	4,582	4,204
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	3,775	3,596
6.250%, 05/15/2026 (A)	5,074	5,007
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	2,855	2,844
Rite Aid
7.700%, 02/15/2027	5,095	3,630
6.875%, 12/15/2028 (A)	1,425	969
6.125%, 04/01/2023 (A)	5,815	5,001
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,790	4,263
Simmons Foods
7.750%, 01/15/2024 (A)	800	816
5.750%, 11/01/2024 (A)	3,625	2,719
Sotera Health Holdings LLC
6.500%, 05/15/2023 (A)	4,308	4,243
Spectrum Brands
6.625%, 11/15/2022	1,115	1,138
6.125%, 12/15/2024	1,930	1,862
5.750%, 07/15/2025	745	705
Surgery Center Holdings
6.750%, 07/01/2025 (A)	727	673
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,185	1,172
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (A)	9,319	9,922
8.500%, 01/31/2027 (A)	3,197	3,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vector Group
10.500%, 11/01/2026 (A)	$3,390	$3,373

		164,722

Energy — 10.2%
Alta Mesa Holdings
7.875%, 12/15/2024	871	621
Andeavor Logistics
6.375%, 05/01/2024	465	487
6.250%, 10/15/2022	132	135
Antero Midstream Partners
5.375%, 09/15/2024	525	512
Antero Resources
5.625%, 06/01/2023	500	496
5.125%, 12/01/2022	415	407
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	10,040	9,940
Bruin E&P Partners LLC
8.875%, 08/01/2023 (A)	2,657	2,471
Calfrac Holdings
8.500%, 06/15/2026 (A)	5,981	4,949
California Resources
8.000%, 12/15/2022 (A)	8,564	6,562
Calumet Specialty Products Partners
6.500%, 04/15/2021	5,541	4,966
Carrizo Oil & Gas
8.250%, 07/15/2025	3,184	3,240
6.250%, 04/15/2023	1,531	1,458
Chaparral Energy
8.750%, 07/15/2023 (A)	1,950	1,843
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	850	875
5.125%, 06/30/2027	6,082	5,892
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	975	948
Chesapeake Energy
8.000%, 01/15/2025	5,680	5,467
8.000%, 06/15/2027	6,190	5,881
7.500%, 10/01/2026	1,005	932
7.000%, 10/01/2024	2,414	2,245
CNX Midstream Partners
6.500%, 03/15/2026 (A)	4,445	4,296
Continental Resources
5.000%, 09/15/2022	32	32
Covey Park Energy LLC
7.500%, 05/15/2025 (A)	860	813
Crestwood Midstream Partners
6.250%, 04/01/2023	555	551
5.750%, 04/01/2025	2,680	2,573
DCP Midstream Operating
8.125%, 08/16/2030	2,360	2,685
5.375%, 07/15/2025	268	268

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	143

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
6.750%, 05/15/2025	$1,462	$1,436
Denbury Resources
9.250%, 03/31/2022 (A)	864	862
9.000%, 05/15/2021 (A)	5,312	5,325
Diamond Offshore Drilling
7.875%, 08/15/2025	1,439	1,284
Diamondback Energy
5.375%, 05/31/2025	445	440
EnLink Midstream Partners
4.850%, 07/15/2026	140	128
4.400%, 04/01/2024	1,065	1,016
Ensco
8.000%, 01/31/2024	1,700	1,547
5.750%, 10/01/2044	3,105	1,910
EP Energy
9.375%, 05/01/2020	1,728	1,607
9.375%, 05/01/2024 (A)	2,109	1,160
8.000%, 11/29/2024 (A)	685	599
8.000%, 02/15/2025 (A)	1,159	580
7.750%, 05/15/2026 (A)	6,725	6,473
6.375%, 06/15/2023	1,185	521
Exterran Energy Solutions
8.125%, 05/01/2025	2,377	2,362
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	1,434	1,262
5.625%, 02/01/2026 (A)	8,210	6,404
FTS International
6.250%, 05/01/2022	11,952	11,235
Genesis Energy
6.500%, 10/01/2025	1,436	1,300
Great Western Petroleum
9.000%, 09/30/2021 (A)	658	605
Gulfport Energy
6.375%, 05/15/2025	200	181
6.375%, 01/15/2026	1,500	1,339
6.000%, 10/15/2024	450	412
Halcon Resources
6.750%, 02/15/2025	8,780	6,739
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	2,549	2,472
Hilcorp Energy I
6.250%, 11/01/2028 (A)	852	802
5.750%, 10/01/2025 (A)	108	100
5.000%, 12/01/2024 (A)	830	753
IronGate Energy Services
11.000%, 07/01/2018 (A)(B)	500	180
Jagged Peak Energy
5.875%, 05/01/2026 (A)	380	364
Jupiter Resources
8.500%, 10/01/2022 (A)(B)	6,905	2,348

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	$3,915	$3,210
Magnolia Oil & Gas Operating LLC
6.000%, 08/01/2026 (A)	2,935	2,840
McDermott Technology Americas
10.625%, 05/01/2024 (A)	2,981	2,556
MEG Energy
7.000%, 03/31/2024 (A)	6,601	6,180
6.500%, 01/15/2025 (A)	870	887
6.375%, 01/30/2023 (A)	685	639
Midstates Petroleum
10.750%, 10/01/2020 (B)	3,459	–
10.000%, 06/01/2020 (B)	1,250	–
9.250%, 06/01/2021 (B)	485	–
MPLX
5.500%, 02/15/2023	970	988
4.875%, 12/01/2024	355	359
Murphy Oil
6.875%, 08/15/2024	600	611
5.750%, 08/15/2025	1,567	1,511
Murray Energy
12.000% cash/12.000% PIK, 04/15/2024 (A)	2,244	1,369
11.250%, 04/15/2021 (A)	365	233
Nabors Industries
5.750%, 02/01/2025	2,270	1,841
NGL Energy Partners
7.500%, 11/01/2023	3,544	3,459
6.125%, 03/01/2025	880	783
NGPL PipeCo
4.875%, 08/15/2027 (A)	170	162
4.375%, 08/15/2022 (A)	690	680
Nine Energy Service
8.750%, 11/01/2023 (A)	2,547	2,515
Noble Holding International
8.950%, 04/01/2045	3,830	3,083
7.750%, 01/15/2024	4,056	3,549
NuStar Logistics
5.625%, 04/28/2027	3,639	3,471
Oasis Petroleum
6.875%, 03/15/2022	615	607
6.875%, 01/15/2023	1,300	1,280
6.250%, 05/01/2026 (A)	610	563
Parker Drilling
6.750%, 07/15/2022 (B)	6,370	3,567
Parsley Energy
5.375%, 01/15/2025 (A)	3,615	3,461
5.250%, 08/15/2025 (A)	2,210	2,089
PBF Holding
7.000%, 11/15/2023	1,073	1,073
Peabody Energy
6.375%, 03/31/2025 (A)	3,822	3,655

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Precision Drilling	$645	$638
7.750%, 12/15/2023
7.125%, 01/15/2026 (A)	530	497
6.500%, 12/15/2021	81	81
Pride International
7.875%, 08/15/2040	1,561	1,280
Range Resources
5.000%, 03/15/2023	40	38
4.875%, 05/15/2025	810	733
Rowan
7.375%, 06/15/2025	8,456	7,484
5.850%, 01/15/2044	5,070	3,371
5.400%, 12/01/2042	720	461
Sabine Pass Liquefaction
5.875%, 06/30/2026	320	337
5.625%, 04/15/2023	1,070	1,115
Sanchez Energy
7.250%, 02/15/2023 (A)	2,625	2,244
6.125%, 01/15/2023	635	159
SemGroup
5.625%, 07/15/2022	4,490	4,288
SESI LLC
7.750%, 09/15/2024	1,753	1,564
Seven Generations Energy
5.375%, 09/30/2025 (A)	1,063	989
Seventy Seven Energy
6.500%, 07/15/2022 (B)	395	–
Seventy Seven Operating
6.625%, 11/15/2019 (B)(C)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	758	711
SM Energy
6.625%, 01/15/2027	458	437
6.125%, 11/15/2022	520	511
5.625%, 06/01/2025	405	372
5.000%, 01/15/2024	2,328	2,162
Southwestern Energy
7.750%, 10/01/2027	1,333	1,348
7.500%, 04/01/2026	1,333	1,343
6.200%, 01/23/2025	4,805	4,607
SRC Energy
6.250%, 12/01/2025	3,131	2,740
Summit Midstream Holdings
5.750%, 04/15/2025	5,094	4,814
5.500%, 08/15/2022	2,330	2,260
Sunoco
5.875%, 03/15/2028 (A)	2,791	2,641
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	1,110	1,091
Targa Resources Partners
6.750%, 03/15/2024	4,185	4,311
5.875%, 04/15/2026 (A)	1,885	1,876

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 05/01/2023	$1,000	$997
5.125%, 02/01/2025	250	241
5.000%, 01/15/2028	3,711	3,430
4.250%, 11/15/2023	350	332
Transocean
9.000%, 07/15/2023 (A)	1,425	1,461
7.500%, 01/15/2026 (A)	635	590
7.500%, 04/15/2031	5,618	4,522
7.250%, 11/01/2025 (A)	545	504
6.800%, 03/15/2038	130	94
Transocean Guardian
5.875%, 01/15/2024 (A)	1,102	1,074
Transocean Pontus
6.125%, 08/01/2025 (A)	948	924
USA Compression Partners
6.875%, 04/01/2026 (A)	3,315	3,236
Vermilion Energy
5.625%, 03/15/2025 (A)	2,450	2,327
Vine Oil & Gas
9.750%, 04/15/2023 (A)	2,236	1,915
Weatherford International LLC
9.875%, 03/01/2025 (A)	490	325
Weatherford International Ltd.
9.875%, 02/15/2024	4,856	3,242
9.875%, 03/01/2039	880	552
5.950%, 04/15/2042	3,645	2,041
Whiting Petroleum
6.625%, 01/15/2026	1,180	1,136
6.250%, 04/01/2023	4,358	4,282
5.750%, 03/15/2021	220	217
WildHorse Resource Development
6.875%, 02/01/2025	1,020	994
WPX Energy
8.250%, 08/01/2023	990	1,082
6.000%, 01/15/2022	157	157
5.750%, 06/01/2026	1,433	1,376
5.250%, 09/15/2024	100	95

		286,161

Financials — 4.0%
Acrisure
7.000%, 11/15/2025 (A)	9,957	8,662
Ally Financial
5.750%, 11/20/2025	3,225	3,297
4.625%, 05/19/2022	1,375	1,375
4.625%, 03/30/2025	1,205	1,181
4.125%, 03/30/2020	400	399
4.125%, 02/13/2022	810	799
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	6,645	4,205
AssuredPartners
7.000%, 08/15/2025 (A)	2,549	2,406

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	145

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BCD Acquisition
9.625%, 09/15/2023 (A)	$3,360	$3,553
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	85	82
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	515	518
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	480	483
City National Bank
9.000%, 08/12/2019 (C)	4,062	4,210
Credit Acceptance
7.375%, 03/15/2023	1,679	1,725
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)	1,365	1,389
CTR Partnership
5.250%, 06/01/2025	3,760	3,638
Donnelley Financial Solutions
8.250%, 10/15/2024	1,871	1,887
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	3,705	3,612
Freedom Mortgage
8.250%, 04/15/2025 (A)	5,420	4,810
8.125%, 11/15/2024 (A)	1,435	1,274
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	3,465	3,396
Genworth Holdings
4.900%, 08/15/2023	1,368	1,180
HUB International
7.000%, 05/01/2026 (A)	4,153	3,956
Hunt
6.250%, 02/15/2026 (A)	1,767	1,595
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099	3,250	3,079
LPL Holdings
5.750%, 09/15/2025 (A)	5,786	5,482
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	2,805	2,833
4.500%, 09/01/2026	4,501	4,150
4.500%, 01/15/2028	175	154
MSCI
5.375%, 05/15/2027 (A)	535	530
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	4,310	4,361
8.125%, 07/15/2023 (A)	1,749	1,767
Navient
7.250%, 09/25/2023	992	997
Quicken Loans
5.250%, 01/15/2028 (A)	5,781	5,145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	$2,020	$1,990
Springleaf Finance
7.125%, 03/15/2026	5,645	5,306
6.875%, 03/15/2025	2,255	2,123
6.125%, 05/15/2022	1,461	1,461
Starwood Property Trust
4.750%, 03/15/2025	1,598	1,490
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	1,813	1,786
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,615
USIS Merger Sub
6.875%, 05/01/2025 (A)	2,415	2,294
WeWork
7.875%, 05/01/2025 (A)	6,085	5,689

		112,884

Health Care — 6.7%
Acadia Healthcare
5.625%, 02/15/2023	2,266	2,228
5.125%, 07/01/2022	2,387	2,340
Aurora Diagnostics Holdings
12.250% cash/1.500% PIK, 01/15/2020	8,502	7,524
Bausch Health
5.875%, 05/15/2023 (A)	3,545	3,452
5.500%, 03/01/2023 (A)	10,578	10,221
BioScrip
8.875%, 02/15/2021	5,639	5,329
Centene
6.125%, 02/15/2024	710	738
5.375%, 06/01/2026 (A)	1,583	1,593
4.750%, 01/15/2025	6,329	6,290
Charles River Laboratories International
5.500%, 04/01/2026 (A)	2,485	2,485
CHS
9.875%, 06/22/2019 (A)	1,634	1,323
8.625%, 01/15/2024 (A)	5,110	5,193
6.250%, 03/31/2023	3,632	3,369
DaVita
5.125%, 07/15/2024	30	29
5.000%, 05/01/2025	2,653	2,487
DJO Finco
8.125%, 06/15/2021 (A)	8,031	8,332
Elanco Animal Health
4.900%, 08/28/2028 (A)	345	347
Encompass Health
5.750%, 11/01/2024	760	756
5.750%, 09/15/2025	931	925
Endo Finance
6.000%, 07/15/2023 (A)	5,535	4,595

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 10/15/2024 (A)	$230	$228
5.750%, 01/15/2022 (A)	1,738	1,547
HCA
7.500%, 02/15/2022	1,965	2,122
5.875%, 05/01/2023	2,675	2,769
5.875%, 02/15/2026	5,655	5,825
5.375%, 02/01/2025	21,170	21,302
5.375%, 09/01/2026	3,520	3,485
5.250%, 04/15/2025	2,300	2,323
5.250%, 06/15/2026	2,325	2,342
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	4,120	4,202
5.000%, 02/15/2025 (A)	1,214	1,184
Hologic
4.625%, 02/01/2028 (A)	1,157	1,082
4.375%, 10/15/2025 (A)	805	765
IQVIA
5.000%, 10/15/2026 (A)	6,213	6,011
4.875%, 05/15/2023 (A)	2,390	2,381
Kinetic Concepts
7.875%, 02/15/2021 (A)	1,230	1,252
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	230	210
5.625%, 10/15/2023 (A)	725	620
5.500%, 04/15/2025 (A)	595	471
4.875%, 04/15/2020 (A)	3,743	3,694
Molina Healthcare
5.375%, 11/15/2022	5,163	5,155
4.875%, 06/15/2025 (A)	5,339	5,032
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	4,224	4,214
Prestige Brands
6.375%, 03/01/2024 (A)	610	605
Quorum Health
11.625%, 04/15/2023	1,560	1,529
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	1,907	1,989
Syneos Health
7.500%, 10/01/2024 (A)	763	801
Tenet Healthcare
8.125%, 04/01/2022	1,810	1,882
7.500%, 01/01/2022 (A)	405	420
7.000%, 08/01/2025	8,255	8,049
6.750%, 06/15/2023	7,375	7,283
5.125%, 05/01/2025	2,752	2,609
4.625%, 07/15/2024	3,954	3,771
4.500%, 04/01/2021	2,050	2,030
WellCare Health Plans
5.375%, 08/15/2026 (A)	2,241	2,225
5.250%, 04/01/2025	5,190	5,144

		186,109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 7.3%
ACCO Brands
5.250%, 12/15/2024 (A)	$490	$452
Actuant
5.625%, 06/15/2022	4,174	4,179
ADT
3.500%, 07/15/2022	720	674
AECOM
5.875%, 10/15/2024	285	286
5.125%, 03/15/2027	165	150
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	5,244	4,352
Allison Transmission
5.000%, 10/01/2024 (A)	520	500
American Woodmark
4.875%, 03/15/2026 (A)	815	740
Arconic
5.900%, 02/01/2027	1,185	1,138
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	5,858	5,389
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	1,370	1,384
6.000%, 02/15/2025 (A)	3,780	3,520
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	2,205	2,151
5.500%, 04/01/2023	3,864	3,811
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (A)	125	111
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	1,961	1,954
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	666	604
Bombardier
8.750%, 12/01/2021 (A)	2,420	2,496
7.500%, 12/01/2024 (A)	3,893	3,703
7.500%, 03/15/2025 (A)	845	803
6.000%, 10/15/2022 (A)	5,285	5,008
BWAY Holding
7.250%, 04/15/2025 (A)	4,643	4,214
5.500%, 04/15/2024 (A)	1,480	1,417
BWX Technologies
5.375%, 07/15/2026 (A)	2,548	2,472
Cenveo Escrow
8.500%, 09/15/2022 (C)	10,375	141
Cimpress
7.000%, 06/15/2026 (A)	2,125	2,067
Cloud Crane
10.125%, 08/01/2024 (A)	2,944	3,136
DAE Funding LLC
5.750%, 11/15/2023 (A)	1,830	1,798
5.000%, 08/01/2024 (A)	340	320
4.500%, 08/01/2022 (A)	1,184	1,134

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	147

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EnPro Industries
5.750%, 10/15/2026 (A)	$569	$558
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,361
6.875%, 01/15/2025 (A)	5,689	5,255
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	2,625	2,668
6.500%, 10/01/2025 (A)	1,105	1,069
Gates Global
6.000%, 07/15/2022 (A)	1,411	1,404
GFL Environmental
5.625%, 05/01/2022 (A)	2,215	2,076
5.375%, 03/01/2023 (A)	4,473	4,093
Hertz
7.625%, 06/01/2022 (A)	3,624	3,560
6.250%, 10/15/2022	565	496
5.500%, 10/15/2024 (A)	2,525	1,995
Hulk Finance
7.000%, 06/01/2026 (A)	1,637	1,465
Icahn Enterprises
6.250%, 02/01/2022	925	940
5.875%, 02/01/2022	2,663	2,672
James Hardie International Finance
5.000%, 01/15/2028 (A)	2,268	2,024
4.750%, 01/15/2025 (A)	340	315
Jeld-Wen
4.875%, 12/15/2027 (A)	4,930	4,301
4.625%, 12/15/2025 (A)	910	815
KAR Auction Services
5.125%, 06/01/2025 (A)	4,142	3,873
KLX
5.875%, 12/01/2022 (A)	1,370	1,410
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	195	201
LTF Merger Sub
8.500%, 06/15/2023 (A)	1,385	1,423
Mueller Water Products
5.500%, 06/15/2026 (A)	345	342
Multi-Color
4.875%, 11/01/2025 (A)	4,205	3,774
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	2,605	2,683
6.250%, 03/15/2026 (A)	3,605	3,326
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	3,786	3,702
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	301
5.000%, 02/01/2025 (A)	3,845	3,749
Novelis
6.250%, 08/15/2024 (A)	2,847	2,819
5.875%, 09/30/2026 (A)	5,862	5,466

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	$445	$449
RBS Global
4.875%, 12/15/2025 (A)	4,000	3,795
Remington Arms
0.000%, 12/31/2049 (G)	1,885	–
Reynolds Group Issuer
6.875%, 02/15/2021	78	78
5.936%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	800	806
5.750%, 10/15/2020	1,449	1,447
RR Donnelley & Sons
6.000%, 04/01/2024	4,900	4,753
Sensata Technologies
5.625%, 11/01/2024 (A)	200	201
5.000%, 10/01/2025 (A)	3,911	3,764
4.875%, 10/15/2023 (A)	1,400	1,372
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	3,580	3,645
SPX FLOW
5.875%, 08/15/2026 (A)	625	597
5.625%, 08/15/2024 (A)	310	299
Standard Industries
6.000%, 10/15/2025 (A)	1,515	1,477
4.750%, 01/15/2028 (A)	3,985	3,487
Stevens Holding
6.125%, 10/01/2026 (A)	370	365
Summit Materials
6.125%, 07/15/2023	3,005	2,975
5.125%, 06/01/2025 (A)	1,072	973
Terex
5.625%, 02/01/2025 (A)	905	833
Titan International
6.500%, 11/30/2023	3,570	3,293
TransDigm
6.500%, 05/15/2025	710	707
6.375%, 06/15/2026	929	907
6.000%, 07/15/2022	783	783
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	1,388	1,371
TriMas
4.875%, 10/15/2025 (A)	375	352
Triumph Group
7.750%, 08/15/2025	600	552
4.875%, 04/01/2021	625	580
Tutor Perini
6.875%, 05/01/2025 (A)	5,298	5,086
United Rentals North America
6.500%, 12/15/2026	7,808	7,837
5.875%, 09/15/2026	2,565	2,491
5.750%, 11/15/2024	325	323
5.500%, 07/15/2025	460	448

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 05/15/2027	$2,447	$2,310
4.875%, 01/15/2028	4,338	3,912
Vertiv Group
9.250%, 10/15/2024 (A)	3,255	3,157
Wabash National
5.500%, 10/01/2025 (A)	630	561
Weekley Homes LLC
6.625%, 08/15/2025	6,110	5,667
Welbilt
9.500%, 02/15/2024	770	827
XPO Logistics
6.500%, 06/15/2022 (A)	582	592
6.125%, 09/01/2023 (A)	150	151

		203,463

Information Technology — 3.5%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	662
Advanced Micro Devices
7.500%, 08/15/2022	1,775	1,933
Amkor Technology
6.375%, 10/01/2022	1,685	1,693
Anixter
6.000%, 12/01/2025 (A)	410	410
5.500%, 03/01/2023	410	411
Ascend Learning
6.875%, 08/01/2025 (A)	385	374
Banff Merger Sub
9.750%, 09/01/2026 (A)	5,233	4,926
Cardtronics
5.500%, 05/01/2025 (A)	1,192	1,112
CDK Global
5.875%, 06/15/2026	1,214	1,208
CDW
5.000%, 09/01/2025	914	891
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	2,025	1,957
CommScope Technologies
6.000%, 06/15/2025 (A)	2,460	2,279
Dell International LLC
6.020%, 06/15/2026 (A)	4,184	4,229
5.875%, 06/15/2021 (A)	340	345
Entegris
4.625%, 02/10/2026 (A)	4,402	4,074
First Data
7.000%, 12/01/2023 (A)	3,560	3,685
5.750%, 01/15/2024 (A)	4,000	4,015
5.375%, 08/15/2023 (A)	2,931	2,949
5.000%, 01/15/2024 (A)	2,365	2,332
Gartner
5.125%, 04/01/2025 (A)	450	444

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GCI
6.875%, 04/15/2025	$3,926	$3,916
6.750%, 06/01/2021	1,024	1,024
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	1,565	1,690
GTT Communications
7.875%, 12/31/2024 (A)	3,600	3,303
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,122
6.625%, 08/01/2026	200	186
5.250%, 08/01/2026	2,360	2,201
Infor Software Parent
7.125% cash/7.875% PIK, 05/01/2021 (A)	1,665	1,661
Infor US
6.500%, 05/15/2022	3,220	3,204
Informatica
7.125%, 07/15/2023 (A)	1,330	1,333
MagnaChip Semiconductor
6.625%, 07/15/2021	1,180	1,115
NCR
5.000%, 07/15/2022	4,232	4,020
Nuance Communications
5.625%, 12/15/2026	2,237	2,148
NXP
4.625%, 06/01/2023 (A)	1,265	1,241
Open Text
5.875%, 06/01/2026 (A)	2,057	2,073
Plantronics
5.500%, 05/31/2023 (A)	630	610
Rackspace Hosting
8.625%, 11/15/2024 (A)	6,090	5,146
Sabre Global
5.375%, 04/15/2023 (A)	775	771
5.250%, 11/15/2023 (A)	5,308	5,268
Solera
10.500%, 03/01/2024 (A)	1,670	1,799
Symantec
5.000%, 04/15/2025 (A)	4,615	4,466
TIBCO Software
11.375%, 12/01/2021 (A)	2,422	2,564
VeriSign
4.750%, 07/15/2027	970	925
Versum Materials
5.500%, 09/30/2024 (A)	1,500	1,481
West
8.500%, 10/15/2025 (A)	2,835	2,339

		96,535

Materials — 6.0%
AK Steel
7.000%, 03/15/2027	2,900	2,407

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	149

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	$215	$223
6.750%, 09/30/2024 (A)	960	991
6.125%, 05/15/2028 (A)	2,127	2,074
Aleris International
10.750%, 07/15/2023 (A)	1,245	1,295
Alpha 2
8.750% cash/9.500% PIK, 06/01/2023 (A)	3,315	3,216
Alpha 3
6.250%, 02/01/2025 (A)	3,100	2,976
Axalta Coating Systems
4.875%, 08/15/2024 (A)	275	266
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,290	4,215
Berry Global
4.500%, 02/15/2026 (A)	2,276	2,139
Big River Steel
7.250%, 09/01/2025 (A)	2,755	2,810
Boart Longyear Management
10.000% cash/12.000% PIK, 12/31/2022	3,066	2,790
CF Industries
5.150%, 03/15/2034	2,266	1,949
Chemours
6.625%, 05/15/2023	1,360	1,380
5.375%, 05/15/2027	923	833
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,461
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	1,831	1,712
Constellium
5.875%, 02/15/2026 (A)	2,087	1,894
5.750%, 05/15/2024 (A)	2,308	2,158
Cornerstone Chemical
6.750%, 08/15/2024 (A)	6,953	6,571
Crown Americas LLC
4.750%, 02/01/2026 (A)	5,768	5,559
CVR Partners
9.250%, 06/15/2023 (A)	2,565	2,694
Eldorado
6.125%, 12/15/2020 (A)	3,600	3,321
First Quantum Minerals
7.500%, 04/01/2025 (A)	7,610	6,849
7.250%, 04/01/2023 (A)	1,440	1,332
6.875%, 03/01/2026 (A)	2,520	2,161
6.500%, 03/01/2024 (A)	1,492	1,311
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	2,667	2,484
Freeport-McMoRan
5.450%, 03/15/2043	6,038	4,936
5.400%, 11/14/2034	2,112	1,774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.550%, 11/14/2024	$680	$631
4.000%, 11/14/2021	1,309	1,275
3.875%, 03/15/2023	2,624	2,444
GCP Applied Technologies
5.500%, 04/15/2026 (A)	890	852
HB Fuller
4.000%, 02/15/2027	2,112	1,806
Hexion
10.000%, 04/15/2020	2,213	1,903
Hexion US Finance
6.625%, 04/15/2020	12,138	10,029
Hudbay Minerals
7.625%, 01/15/2025 (A)	1,290	1,280
Huntsman International
5.125%, 11/15/2022	540	550
INEOS Group Holdings
5.625%, 08/01/2024 (A)	2,760	2,567
Kissner Holdings
8.375%, 12/01/2022 (A)(C)	1,460	1,464
Kraton Polymers
7.000%, 04/15/2025 (A)	2,472	2,225
LSB Industries
9.625%, 05/01/2023 (A)	3,435	3,512
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,880	2,887
New Gold
6.375%, 05/15/2025 (A)	1,525	1,193
6.250%, 11/15/2022 (A)	4,773	4,087
Noranda Aluminum Acquisition Escrow
11.000%, 06/01/2019 (B)	385	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	405	371
5.000%, 05/01/2025 (A)	3,127	2,908
4.875%, 06/01/2024 (A)	535	498
OCI
6.625%, 04/15/2023 (A)	1,811	1,838
OI European Group BV
4.000%, 03/15/2023 (A)	1,517	1,418
Olin
5.000%, 02/01/2030	1,345	1,197
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	815
5.875%, 08/15/2023 (A)	1,696	1,696
Platform Specialty Products
5.875%, 12/01/2025 (A)	3,686	3,594
PQ
5.750%, 12/15/2025 (A)	2,665	2,490
Rain CII Carbon
7.250%, 04/01/2025 (A)	9,235	8,542
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(C)	1,056	–

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Scotts Miracle-Gro
6.000%, 10/15/2023	$1,115	$1,129
5.250%, 12/15/2026	165	154
Starfruit Finco BV
8.000%, 10/01/2026 (A)	5,878	5,643
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	3,600	3,537
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,769
TPC Group
8.750%, 12/15/2020 (A)	5,721	5,521
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	2,341	2,066
Tronox
6.500%, 04/15/2026 (A)	984	851
U.S. Steel
6.875%, 08/15/2025	1,414	1,335
6.250%, 03/15/2026	2,435	2,227
Venator Finance
5.750%, 07/15/2025 (A)	2,513	2,023
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,400	2,430

		168,538

Real Estate — 1.3%
Equinix
5.875%, 01/15/2026	1,045	1,061
5.750%, 01/01/2025	100	102
5.375%, 01/01/2022	255	258
GEO Group
6.000%, 04/15/2026	3,154	2,799
5.875%, 01/15/2022	1,715	1,682
5.875%, 10/15/2024	55	50
5.125%, 04/01/2023	255	230
GLP Capital
5.750%, 06/01/2028	730	729
5.250%, 06/01/2025	730	725
Howard Hughes
5.375%, 03/15/2025 (A)	1,051	996
Iron Mountain
6.000%, 08/15/2023	790	806
5.250%, 03/15/2028 (A)	3,232	2,925
4.875%, 09/15/2027 (A)	2,722	2,405
Kennedy-Wilson
5.875%, 04/01/2024	500	474
MPT Operating Partnership
5.000%, 10/15/2027	3,223	3,062
Newmark Group
6.125%, 11/15/2023 (A)	2,885	2,835
Realogy Group LLC
4.875%, 06/01/2023 (A)	7,484	6,726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RHP Hotel Properties
5.000%, 04/15/2021	$555	$549
5.000%, 04/15/2023	830	820
Sabra Health Care
5.125%, 08/15/2026	1,311	1,244
SBA Communications
4.875%, 09/01/2024	2,319	2,250
Uniti Group
8.250%, 10/15/2023	1,450	1,343
7.125%, 12/15/2024 (A)	425	376
6.000%, 04/15/2023 (A)	470	448
VICI Properties 1
8.000%, 10/15/2023	1,542	1,677

		36,572

Utilities — 1.2%
AES
6.000%, 05/15/2026	125	129
4.875%, 05/15/2023	290	288
AmeriGas Partners
5.875%, 08/20/2026	235	219
5.750%, 05/20/2027	2,089	1,887
5.625%, 05/20/2024	555	527
5.500%, 05/20/2025	2,484	2,295
Calpine
5.750%, 01/15/2025	2,450	2,254
5.250%, 06/01/2026 (A)	1,621	1,507
Clearway Energy Operating LLC
5.750%, 10/15/2025 (A)	1,449	1,395
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,872	3,553
NRG Energy
7.250%, 05/15/2026	3,205	3,390
5.750%, 01/15/2028	2,910	2,837
NSG Holdings
7.750%, 12/15/2025 (A)	2,544	2,722
Pacific Gas & Electric
4.250%, 08/01/2023 (A)	570	524
3.500%, 06/15/2025	371	321
3.300%, 03/15/2027	371	305
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	1,325	1,285
Talen Energy Supply
6.500%, 06/01/2025	221	160
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	4,748	4,251
4.250%, 01/31/2023 (A)	430	408
Texas Energy (Escrow Security)
3.962%, 12/31/2034 (C)	226	14
Vistra Energy
7.625%, 11/01/2024	585	622
7.375%, 11/01/2022	570	591

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	151

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vistra Operations LLC
5.500%, 09/01/2026 (A)	$2,810	$2,764

		34,248

Total Corporate Obligations (Cost $2,173,392) ($ Thousands)		2,054,686

ASSET-BACKED SECURITIES — 10.0%

Other Asset-Backed Securities — 10.0%
Airplanes Pass-Through Trust, Ser 2001-1A, CI A9
2.708%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(C)	835	21
B&M CLO, Ser 2014-1A, CI E
8.186%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(C)	2,520	2,229
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(C)(G)	1,560	8
Battalion CLO V, Ser 2014-5A, CI SUB
0.000%, 04/17/2026 (A)(C)(G)	3,445	34
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(G)	4,614	2,122
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(C)(F)(G)	4,378	2,846
Battalion CLO VIII, Ser 2017-8A, CI D1R
9.445%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)(C)	5,000	5,041
Battalion CLO X, Ser 2016-10A, CI SUB
0.000%, 01/24/2029 (A)(C)(F)(G)	6,380	5,455
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(C)(G)	10,431	8,723
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(G)	8,633	7,603
Battalion CLO XIV Warehouse Note
0.000% (C)(H)	5,351	5,351
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(F)(G)	2,640	1,254
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(G)	3	1,762
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(G)	3,363	2,959
Benefit Street Partners CLO V
0.000%, 10/20/2026 to 04/20/2031 (A)(C)(G)	16,714	9,576
Benefit Street Partners CLO VII, Ser 2015-VII, Cl SUB
0.000%, 07/18/2027 (C)(G)	9,035	6,872
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(C)(F)(G)	9,000	7,560

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(C)(G)	$8,928	$6,651
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(G)	10,091	8,376
Benefit Street Partners CLO XIV, Ser 2018-14A, CI SUB
0.000%, 04/20/2031 (A)(C)(G)	6,857	5,554
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(G)	9,535	7,247
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(G)	2,506	2,255
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(G)	5,673	4,985
CVP Cascade CLO, Ser 2014-2A, CI D
7.245%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(C)	779	725
CVP Cascade CLO, Ser 2014-2A, CI E
8.245%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(C)	2,531	2,187
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(C)(G)	3,046	1,421
Great Lakes CLO, Ser 2014-1A, CI SUB
0.000%, 10/15/2029 (A)(C)(G)	4,940	4,248
Great Lakes CLO, Ser 2015-1, Cl SUB
0.000%, 07/15/2026 (A)(C)(G)	6,015	4,722
Great Lakes CLO, Ser 2017-1A, CI ER
9.936%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(C)	3,376	3,264
Great Lakes CLO, Ser 2017-1A, CI FR
12.436%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(C)	1,972	1,881
Great Lakes CLO, Ser 2018-1A, CI ER
9.796%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(C)	4,328	4,114
Great Lakes CLO, Ser 2018-1A, CI FR
12.436%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(C)	1,595	1,440
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, CI D
10.029%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(C)	5,687	5,660
Ivy Hill Middle Market Credit Fund XII,
Ser 2017-12A, Cl SUB 0.000%, 07/20/2029 (A)(C)(G)	1,149	1,103
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, CI D
9.515%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(C)	2,886	2,776

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(G)	$2,164	$1,971
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(G)	4,865	3,357
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.340%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(C)	3,201	2,977
Neuberger Berman CLO XVI, Ser 2018-16SA, Cl SUB
0.000%, 01/15/2028 (A)(C)(G)	1,563	1,516
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.100%, 10/17/2030 (A)(C)	161	77
0.000%, 10/17/2030 (A)(C)(G)	5,235	3,560
NewStar Berkeley Fund CLO, Ser 2016-1A, CI D
7.590%, VAR ICE LIBOR USD 3 Month+5.100%, 10/25/2028 (A)(C)	1,110	1,110
NewStar Berkeley Fund CLO, Ser 2016-1A, CI E
10.240%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(C)	15,428	15,428
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(F)(G)	21,812	16,904
NewStar Clarendon Fund CLO, Ser 2015-1A, CI E
8.540%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(C)	4,470	4,347
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
9.669%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(C)	5,110	4,941
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(G)	9,028	6,888
NewStar Fairfield Fund CLO, Ser 2018-2A, CI DN
9.849%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(C)	4,200	4,068
NXT Capital CLO, Ser 2017-1A, CI E
9.819%, VAR ICE LIBOR USD 3 Month+7.350%, 04/20/2029 (A)(C)	21,400	20,468
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)(C)(G)	2,940	762
OCP CLO, Ser 2017-14A, CI SUB
0.000%, 11/20/2030 (A)(C)(G)	3,012	2,319
Shackleton CLO, Ser 2014-6A, CI SUB
0.000%, 07/17/2026 (A)(C)(G)	7,965	24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (C)(G)	6,412	5,066
TCP Whitney CLO, Ser 2017-1I, CI SUB
0.000%, 08/20/2029 (C)(G)	13,119	12,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2017-1A, CI SUB
0.000%, 07/29/2029 (A)(C)(G)	$7,377	$5,717
TCW CLO, Ser 2018-1A, CI SUB
0.000%, 04/25/2031 (A)(C)(G)	5,509	4,760
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(G)	15,819	13,361
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(G)	2,950	2,485
Venture XXVI CLO, Ser 2017-26A, CI SUB
0.000%, 01/20/2029 (A)(C)(G)	2,865	2,120
Venture XXVIII CLO, Ser 2017-28A, CI SUB
0.000%, 07/20/2030 (A)(C)(G)	7,469	5,863

Total Asset-Backed Securities (Cost $245,957) ($ Thousands)		280,114

LOAN PARTICIPATIONS — 9.3%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 02/16/2024	1,548	1,516
Academy, Ltd., Initial Term Loan, 1st Lien
6.314%, VAR LIBOR+4.000%, 07/01/2022	2,141	1,557
6.299%, VAR LIBOR+4.000%, 07/01/2022	4,544	3,307
Accudyne Industries Borrower S.C.A. / Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 08/18/2024	1,256	1,236
Acrisure, Term Loan B, 1st Lien
6.095%, VAR LIBOR+3.750%, 11/22/2023	1,552	1,529
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.568%, VAR LIBOR+3.250%, 04/28/2022	1,945	1,856
Air Medical Group Holdings, Term Loan B, 1st Lien
6.556%, VAR LIBOR+4.250%, 03/14/2025	1,815	1,760
Air Methods Corporation, Initial Term Loan, 1st Lien
5.886%, VAR LIBOR+3.500%, 04/22/2024	1,230	1,045
Akorn, Term Loan B, 1st Lien
7.000%, VAR LIBOR+4.750%, 04/16/2021	1,447	1,210

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	153

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aleris International, Initial Term Loan, 1st Lien
7.245%, VAR LIBOR+4.750%, 02/27/2023	$3,448	$3,467
Alvogen Pharma, 2018 Refinancing Term Loan, 1st Lien
7.090%, VAR LIBOR+4.750%, 04/01/2022	2,402	2,365
American Tire Distributors, Initial Term Loan, 1st Lien
6.636%, VAR LIBOR+4.250%, 09/01/2021	3,209	2,750
Apex Tool Group, Second Amendment Term Loan
6.095%, VAR LIBOR+3.750%, 02/01/2022	5,445	5,276
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
4.219%, VAR LIBOR+1.750%, 10/19/2024	1,577	1,550
Ascend Learning, Initial Term Loan, 1st Lien
5.345%, VAR LIBOR+3.250%, 07/12/2024	258	255
Aspect Software, Term Loan, 1st Lien
13.345%, VAR LIBOR+10.500%, 05/25/2020	–	–
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 11/03/2023	75	74
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.845%, VAR LIBOR+6.500%, 08/04/2025	2,639	2,687
Atlas America Finance, Term Loan
9.555%, VAR LIBOR+7.330%, 05/06/2021	194	192
Avaya, Tranche B Term Loan, 1st Lien
6.694%, VAR LIBOR+4.250%, 12/15/2024	1,566	1,543
AVSC Holding Corp., Initial Loan, 2nd Lien
9.777%, VAR LIBOR+7.250%, 09/01/2025	1,113	1,085
Big River Steel, Closing Date Term Loan, 1st Lien
7.386%, VAR LIBOR+5.000%, 08/23/2023	2,358	2,346
Boardriders, Term Loan B, 1st Lien
8.845%, VAR LIBOR+6.500%, 04/23/2024	2,940	2,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Boart Longyear Management, Term Loan, 1st Lien
11.000%, VAR LIBOR+0.000%, 10/23/2020 (C)	$156	$156
BPA Laboratories, Term Loan, 2nd Lien
10.136%, VAR LIBOR+2.500%, 04/29/2020 (C)	273	252
BWay Holding, Initial Term Loan, 1st Lien
5.658%, VAR LIBOR+3.250%, 04/03/2024	3,440	3,340
California Resources Corporation, Initial Loan, 1st Lien
7.065%, VAR LIBOR+4.750%, 12/31/2022 (C)	3,835	3,857
California Resources, Term Loan, 1st Lien
12.724%, VAR LIBOR+10.375%, 12/31/2021	5,562	5,919
Cengage Term Loan B
6.556%, VAR LIBOR+4.250%, 06/07/2023	5,417	4,829
Cenveo Corporation, Exit Term Loan, 1st Lien
11.315%, 06/07/2023	2,500	2,414
CityCenter Holdings, Term B Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 04/18/2024	979	961
Claire’s Stores, Term Loan, 1st Lien
6.250%, 09/15/2038	1,044	1,511
Club, Cov-Lite Term Loan B, 1st Lien
5.136%, VAR LIBOR+3.250%, 09/18/2024	1,777	1,714
Contura Energy, Term Loan, 1st Lien
7.315%, VAR LIBOR+5.000%, 03/18/2024	2,432	2,417
Cowlitz Tribal Gaming Authority, Term Loan B, 1st Lien
12.845%, VAR US LIBOR+10.500%, 12/06/2021 (C)	4,275	4,521
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
6.850%, VAR LIBOR+4.500%, 05/13/2022	8,408	8,114
Dex Media, Term Loan, 1st Lien
12.350%, VAR LIBOR+10.000%, 07/29/2021	366	370
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), New Dollar Term B Loan, 1st Lien
5.125%, VAR LIBOR+2.750%, 11/06/2023	658	574
Diebold Nixdorf, Term Loan A, 1st Lien
13.200%, 08/30/2022	1,659	1,733

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.386%, VAR LIBOR+8.000%, 09/30/2020 (C)	$4,120	$4,120
Empire Generating, Term B Advance, 1st Lien
6.640%, VAR LIBOR+4.250%, 03/12/2021 (C)	696	508
Empire Generating, Term C Advance, 2nd Lien
6.640%, VAR LIBOR+4.250%, 03/12/2021 (C)	69	50
Envision Healthcare Corporation (EMS), Term Loan B (2018)
6.095%, 10/10/2025	5,375	5,159
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
7.845%, VAR LIBOR+5.500%, 06/13/2024	3,695	3,621
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
7.095%, VAR LIBOR+4.750%, 04/28/2021	3,425	3,119
Flex Acquisition, Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.000%, 12/29/2023	1,927	1,887
Foresight Energy LLC, Term Loan, 1st Lien
8.277%, VAR LIBOR+5.750%, 03/28/2022	2,328	2,295
Formula One Management, Facility B3, 1st Lien
4.845%, VAR LIBOR+2.500%, 02/01/2024	4,732	4,565
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 10/25/2023	2,626	2,396
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
6.100%, VAR LIBOR+3.750%, 06/15/2024	3,990	3,795
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 07/30/2024	991	985
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
9.350%, VAR LIBOR+7.000%, 12/31/2022	1,024	1,031
Green Energy Partners/Stonewall, Term B-1 Conversion Advances, 1st Lien
7.886%, VAR LIBOR+5.500%, 11/13/2021 (C)	732	726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.640%, VAR LIBOR+5.250%, 08/25/2023	$1,254	$999
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
5.295%, VAR LIBOR+3.000%, 05/28/2021	1,310	1,207
Hub International Limited, Initial Term Loan, 1st Lien
5.490%, VAR LIBOR+3.000%, 04/25/2025	3,177	3,118
5.356%, VAR LIBOR+3.000%, 04/25/2025	8	8
iHeartCommunications (fka Clear Channel Communications), Tranche D Term Loan, 1st Lien
9.095%, VAR LIBOR+6.750%, 01/30/2019 (B)(C)	606	430
Indivior Finance, Replacement Term Loan, 1st Lien
7.030%, VAR LIBOR+4.500%, 12/19/2022	960	936
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
6.315%, VAR LIBOR+4.500%, 01/02/2024	577	587
Iron Mountain, Term Loan, 1st Lien
4.057%, 06/04/2023 (C)	2,418	2,382
J. Crew Group, Amended Loan, 1st Lien
5.606%, VAR LIBOR+3.220%, 03/05/2021	1,191	996
5.569%, VAR LIBOR+3.220%, 03/05/2021	452	378
5.565%, VAR LIBOR+3.220%, 03/05/2021	324	270
J.C. Penney, Term Loan, 1st Lien
6.956%, VAR LIBOR+4.250%, 06/23/2023	1,434	1,245
KCA, Term Loan, 1st Lien
9.136%, VAR LIBOR+6.750%, 02/28/2023	648	528
Kronos Acquisition Intermediate, Initial Loan, 1st Lien
6.345%, VAR LIBOR+4.000%, 05/15/2023	575	548
LifeScan, Initial Term Loan, 1st Lien
8.396%, VAR LIBOR+6.000%, 09/28/2024	3,520	3,372
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.820%, VAR LIBOR+12.500%, 12/07/2020 (C)	3,775	710

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	155

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mashantucket (Western) Pequot Tribe, Term B Loan
10.470%, VAR LIBOR+8.125%, 06/30/2020	$11,930	$11,661
Mashantucket (Western) Pequot Tribe, Term Loan A
5.845%, VAR LIBOR+3.500%, 06/30/2020	827	802
Mavenir, Term Loan B, 1st Lien
8.320%, VAR LIBOR+6.000%, 05/08/2025 (C)	5,348	5,348
McDermott International, Term Loan
7.345%, VAR LIBOR+5.000%, 05/12/2025	2,439	2,337
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
6.345%, VAR LIBOR+1.239%, 05/04/2022	3,478	3,204
Medallion Midland, Term Loan B, 1st Lien
5.595%, VAR LIBOR+3.250%, 10/30/2024	1,216	1,181
Medical Card System, Term Loan
5.500%, VAR LIBOR+4.500%, 09/02/2019 (C)	2,012	1,901
MEG Energy, Initial Term Loan, 1st Lien
5.850%, VAR LIBOR+3.500%, 12/31/2023	98	97
Metroflag, Term Loan, 2nd Lien
14.000%, VAR LIBOR+0.000%, 01/06/2009 (B)(C)	325	–
MLN US HoldCo LLC, Term B Loan, 1st Lien
6.845%, VAR LIBOR+4.500%, 07/11/2025	1,467	1,464
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
6.345%, VAR LIBOR+4.000%, 10/13/2023	6,305	5,732
Moneygram International, Term Loan
5.636%, VAR LIBOR+3.250%, 03/27/2020	1,751	1,488
Monitronics International, Term Loan B
5.500%, VAR LIBOR+5.500%, 09/30/2022	7,188	6,761
Murray Energy Corporation, Superpriority Term B-2 Loan, 1st Lien
9.777%, VAR LIBOR+7.250%, 10/17/2022	3,802	3,304
Neiman Marcus Group, Other Term Loan
5.568%, VAR LIBOR+3.250%, 10/25/2020	5,031	4,353
New LightSquared, Term Loan, 1st Lien
11.067%, VAR LIBOR+0.000%, 12/07/2020	3,469	2,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
New MMI, Term B Loan, 1st Lien
7.527%, VAR LIBOR+4.750%, 02/13/2023	$2,530	$2,530
Nine West Holdings, Initial Loan (Unsecured), 1st Lien
6.954%, VAR LIBOR+5.250%, 01/08/2020 (B)	6,710	4,440
One Call Corporation, Extended Term Loan, 2nd Lien
7.557%, VAR LIBOR+5.250%, 11/27/2022	2,192	2,085
Onex Carestream Finance LP, Term Loan, 1st Lien
10.845%, VAR LIBOR+8.500%, 12/07/2019	3,003	2,988
P.F. Chang’s China Bistro, Term Loan B, 1st Lien
7.671%, VAR LIBOR+5.000%, 09/01/2022	1,292	1,266
P.F. Chang’s China Bistro, Term Loan, 1st Lien
7.386%, VAR LIBOR+5.000%, 09/01/2022	6	6
P2 Upstream Acquisition (P2 Upstream Canada BC ULC), Term Loan, 1st Lien
6.600%, VAR LIBOR+4.000%, 10/30/2020	1,051	1,038
Paperworks Industries, New Money Term Loan, 1st Lien
13.000%, 02/22/2023	1,275	1,339
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.777%, VAR LIBOR+3.250%, 01/26/2023	4,505	3,366
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
5.320%, VAR LIBOR+3.000%, 03/11/2022	3,423	2,856
Plantronics, Initial Term B Loan, 1st Lien
4.845%, VAR LIBOR+2.500%, 07/02/2025	1,195	1,174
Quorum Health, Term Loan B, 1st Lien
9.095%, VAR LIBOR+6.750%, 04/29/2022	1,354	1,358
Refinitiv (Thomson Reuters / Financial & Risk), Term Loan B
6.095%, VAR LIBOR+3.750%, 09/18/2025	2,670	2,598
Regionalcare Hospital Partners Holdings, Term Loan B, 1st Lien
7.129%, VAR LIBOR+4.500%, 11/14/2025	8,379	8,230

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
6.207%, VAR LIBOR+3.500%, 09/07/2023	$977	$719
5.886%, VAR LIBOR+3.500%, 09/07/2023	3	2
Rue 21 LLC, Term Loan
12.500%, 09/22/2022	191	146
Scientific Games International, Inc., Initial Term B-5 Loan
5.245%, VAR LIBOR+2.750%, 08/14/2024	385	374
5.095%, VAR LIBOR+2.750%, 08/14/2024	68	66
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
7.408%, VAR LIBOR+5.000%, 11/28/2021	2,348	2,292
SI Group/Addivant, Term Loan, 1st Lien
7.186%, VAR LIBOR+4.750%, 08/17/2025	3,371	3,312
Staples, Closing Date Term Loan
6.541%, VAR LIBOR+4.000%, 09/12/2024	3,542	3,481
Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
5.549%, VAR LIBOR+3.250%, 10/01/2025	100	98
5.549%, VAR LIBOR+3.250%, 09/19/2025	513	506
Steinway Musical Instruments, Term Loan B, 1st Lien
6.060%, VAR LIBOR+3.750%, 02/14/2025	2,529	2,510
Syniverse Holdings, Inc., Tranche C Term Loan, 1st Lien
7.307%, VAR LIBOR+5.000%, 03/09/2023	4,846	4,628
Team Health Holdings, Initial Term Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 02/06/2024	3,540	3,296
Titan Acquisition, Initial Term Loan, 1st Lien
5.345%, VAR LIBOR+3.000%, 03/28/2025	1,995	1,870
Traverse Midstream Partners, Advance, 1st Lien
6.600%, VAR LIBOR+4.000%, 09/27/2024	1,697	1,687
Ultra Resources, Inc., Loan, 1st Lien
5.469%, VAR LIBOR+3.000%, 04/12/2024	1,377	1,269

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Veritas US Inc., New Dollar Term B Loan, 1st Lien
6.886%, VAR LIBOR+4.500%, 01/27/2023	$311	$277
6.845%, VAR LIBOR+4.500%, 01/27/2023	937	834
Vizient, Term B-3 Loan, 1st Lien
5.095%, VAR LIBOR+2.750%, 02/13/2023	537	535
Walter Investment Management, Tranche B Term Loan, 1st Lien
8.345%, VAR LIBOR+6.000%, 06/30/2022 (B)	1,068	947
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
5.553%, VAR LIBOR+3.250%, 08/18/2023	784	743
Windstream Services (fka Windstream), Tranche B-6 Term Loan (2016)
6.310%, VAR LIBOR+4.000%, 03/29/2021	3,231	2,998
Windstream Services (fka Windstream), Tranche B-7 Term Loan
5.560%, VAR LIBOR+3.250%, 02/17/2024	1,093	942
Woodford Express, Term Loan B, 1st Lien
7.345%, VAR LIBOR+5.000%, 01/17/2025	1,970	1,941

Total Loan Participations (Cost $266,455) ($ Thousands)		259,030

	Shares

COMMON STOCK — 1.1%
21st Century Oncology *(C)(F)	1,802	72
Amplify Energy Corp *	147,449	1,533
Aspect Software CR1 *(C)(F)	40,500	–
Aspect Software CR2 *(C)(F)	16,397	–
Avaya Holdings Corp *	48,910	762
Berry Petroleum (Escrow Security) *(C)	4,407,000	–
Berry Petroleum Corp	435,234	5,393
Boart Longyear Ltd *	71,221,440	156
Caesars Entertainment Corp *	75,637	644
Cenveo Corp *	66,991	1,759
Ceva Holdings *(C)	561	12
CHC Group LLC *	3,887	25
CUI Acquisition *(C)(F)	3	244
Cumulus Media Inc, CI A *	109,292	1,235
Global Aviation Holdings Inc, Cl A *(C)	101,199	–
Gymboree *	18,542	93
Gymboree Holding Corp *	52,848	264
Halcon Resources Corp *	93,809	263
Houghton Mifflin Harcourt Co *	37,762	376

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	157

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medical Card Systems *(C)	395,653	$–
MModal *(C)	67,129	3,759
Paperworks Industries *(C)	76,920	1,656
Quad/Graphics Inc, CI A	173	3
Reichhold Industries *(C)(F)	1,755	1,748
Remington Outdoor Company	19,372	159
Rue 21 *	76,558	166
SandRidge Energy (Escrow Security) (C)	7,605,000	–
SandRidge Energy Inc *	10,878	107
TE Holdcorp *(C)	67,771	51
Titan Energy LLC *	22,243	9
UCI International *(C)(F)	39,275	766
VICI Properties Inc	217,478	4,734
Vistra Energy Corp *	201,052	4,721

Total Common Stock (Cost $33,454) ($ Thousands)		30,710

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.5%
Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(C)	$4,735	4,794

Puerto Rico — 0.3%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (B)	185	107
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (B)	3,220	1,863
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.500%, 07/01/2039 (B)	650	377
5.250%, 07/01/2023 (B)	635	368
5.125%, 07/01/2037 (B)	1,065	618
5.000%, 07/01/2041 (B)	3,210	1,862
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (B)	70	33
Government Development Bank for Puerto Rico, Ser B, RB
5.750%, 08/01/2025 (B)	195	91
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (B)	150	70
4.950%, 08/01/2022 (B)	55	26
4.900%, 08/01/2021 (B)	65	31
4.500%, 08/01/2019 (B)	820	383
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (B)	15	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Government Development Bank for Puerto Rico, Ser Senior A, RB
5.500%, 08/01/2020 (B)	$135	$63
4.375%, 02/01/2019 (B)	1,175	549
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/2016 (B)	645	301
5.000%, 12/01/2017 (B)	150	70
4.704%, 05/01/2016 (B)	1,075	503
Government Development Bank for Puerto Rico, Ser Senior C, RB
5.400%, 08/01/2019 (B)	500	234
Puerto Rico Electric Power Authority, RB
5.500%, 07/01/2020 (B)	690	435
5.250%, 07/01/2025 (B)	335	211
Puerto Rico Electric Power Authority, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (B)	175	110
Puerto Rico Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (B)	860	542
Puerto Rico Electric Power Authority, Ser WW, RB
5.500%, 07/01/2038 (B)	135	85

		8,939

Total Municipal Bonds (Cost $14,124) ($ Thousands)		13,733

CONVERTIBLE BONDS — 0.5%
CHC Group CV to 125.0000
0.000%, 10/01/2020 (C)	200	190
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	678
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	180	156
DISH Network CV to 15.3429
3.375%, 08/15/2026	770	676
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,844	5,236
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,194	1,486
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	541
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,072

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)(C)	$1,950	$–

Total Convertible Bonds (Cost $13,154) ($ Thousands)		13,035

	Shares

PREFERRED STOCK — 0.3%
21st Century Oncology, 0.000% *(C)	2,794	768
Aspen Insurance Holdings, 5.950%	92,000	2,225
Ceva Holdings, 0.000% *(C)	1,214	26
Claire’s Stores Inc, 0.000% *	484	778
Crestwood Equity Partners, 9.250%	150,000	1,425
Federal Home Loan Mortgage, 0.000% *	29,819	251
Federal National Mortgage Association, 0.000% *	43,993	396
TE Holdcorp, 0.000% *(C)	109,498	274
VICI Properties Inc, 0.000% *	57,906	1,261

Total Preferred Stock (Cost $7,394) ($ Thousands)		7,404

	Number of Rights

RIGHTS — 0.0%
TXU/Tech *‡‡	295,903	230

Total Rights (Cost $400) ($ Thousands)		230

	Number of Warrants

WARRANTS — 0.0%
Cumulus Media, Expires 12/30/2027 Strike Price $– *	19,136	225
Guitar Center Holdings, Expires 04/16/2025 Strike Price $– *(C)	29,435	–
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(C)	3,400	–
Lion Holdings, Expires 12/30/2027 Strike Price $– *	2,380	–
Remington Arms ‡‡ Strike Price $– *(C)(F)	19,534	–
SandRidge Energy Inc, Expires 10/04/2022 Strike Price $42.03 *	6,273	1
SandRidge Energy Inc, Expires 10/04/2022 Strike Price $41.34 *	14,900	–

Total Warrants (Cost $342) ($ Thousands)		226

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	96,485,770	$96,486

(Cost $96,486) ($ Thousands)		96,486

Total Investments in Securities — 98.6% (Cost $2,851,158) ($ Thousands)		$2,755,654

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	159

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

High Yield Bond Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2018 is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.26	Sell	5.00%	Quarterly	06/20/2021	$(3,100)	$164	$158	$6
CDX.NA.HY.27	Sell	5.00%	Quarterly	12/20/2021	(2,150)	119	(155)	274
CDX.NA.HY.28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	378	508	(130)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(766)	43	60	(17)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(3,800)	199	290	(91)
CDX.NA.HY.31	Sell	5.00%	Quarterly	12/20/2023	(2,688)	119	159	(40)

						$1,022	$1,020	$2

A list of open OTC swap agreements held by the Fund at November 30, 2018 is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	IBOXHY	IBOXHY	3-MONTH USD LIBOR	Quarterly	12/20/2018	USD	(10,845)	$239	$12	$227
JPMorgan Chase	IBOXHY	IBOXHY	3-MONTH USD LIBOR	Quarterly	12/20/2018	USD	(9,465)	126	6	120
JPMorgan Chase	IBOXHY	IBOXHY	3-MONTH USD LIBOR	Quarterly	12/20/2018	USD	(6,974)	97	5	92
JPMorgan Chase	IBOXHY	IBOXHY	3-MONTH USD LIBOR	Quarterly	12/20/2018	USD	(23,329)	409	24	385

								$871	$47	$824

Percentages are based on Net Assets of $2,795,593 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

‡‡	Expiration date not available.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $1,487,994 ($ Thousands), representing 53.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Securities considered illiquid. The total value of such securities as of November 30, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(E)	Securities considered restricted. The total market value of such securities as of November 30, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2018 was $37,309 ($ Thousands) and represented 1.3% of the Net Assets of the Fund.

(G)	Interest rate unavailable.

(H)	Warehouse Note — Interest rate and maturity date are not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

OTC — Over the Counter

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,044,117	$10,569	$2,054,686
Asset-Backed Securities	–	13,361	266,753	280,114
Loan Participations	–	234,070	24,960	259,030
Common Stock	20,095	2,307	8,308	30,710
Municipal Bonds	–	8,939	4,794	13,733
Convertible Bonds	–	12,845	190	13,035
Preferred Stock	2,230	4,106	1,068	7,404
Rights	–	230	–	230
Warrants	–	226	–	226
Cash Equivalent	96,486	–	–	96,486

Total Investments in Securities	$118,811	$2,320,201	$316,642	$2,755,654

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$–	$824	$–	$824
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	280	–	280
Unrealized Depreciation	–	(278)	–	(278)

Total Other Financial Instruments	$–	$826	$–	$826

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands).

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bonds	Investments in Municipal Bonds	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2018	$13,866	$279,726	$31,020	$4,939	$200	$10,842	$4,834	$–
Accrued discounts/premiums	(157)	169	161	–	–	3	–	–
Realized gain/(loss)	–	6,299	17	–	–	74	445	–
Change in unrealized appreciation/depreciation	(32)	(2,072)	(1,157)	(195)	(10)	(301)	(1,514)	–
Purchases	187	17,496	282	1,596	–	–	197	–
Sales	–	(34,865)	(1,751)	–	–	(5,533)	(2,894)	–
Net transfer into Level 3	4,279	–	2,939	3,882	–	–	–	–
Net transfer out of Level 3	(7,574)	–	(6,551)	(1,914)	–	(291)	–	–

Ending Balance as of November 30, 2018	$10,569	$266,753	$24,960	$8,308	$190	$4,794	$1,068	$–

Changes in unrealized gains/ (losses) included in earnings related to securities still held at reporting date	$(153)	$465	$(1,352)	$28	$(27)	$(192)	$(145)	$–

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in valuation methods used by third party pricing services to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$103,528	$554,151	$(561,193)	$96,486	$1,163

The accompanying notes are an integral part of the financial statements

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	161

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.7%

Communication Services — 9.0%
21st Century Fox America
8.150%, 10/17/2036	$1,880	$2,653
7.850%, 03/01/2039	2,960	4,220
7.750%, 01/20/2024	125	146
7.625%, 11/30/2028	2,411	3,066
7.430%, 10/01/2026	775	944
6.550%, 03/15/2033	1,930	2,398
6.150%, 02/15/2041	728	882
America Movil
6.375%, 03/01/2035	440	499
6.125%, 03/30/2040	995	1,127
AT&T
6.000%, 08/15/2040	3,675	3,703
5.700%, 03/01/2057	1,333	1,272
5.550%, 08/15/2041	1,420	1,350
5.450%, 03/01/2047	2,380	2,248
5.350%, 09/01/2040	200	189
5.250%, 03/01/2037	1,485	1,407
5.150%, 11/15/2046 (A)	2,165	1,967
5.150%, 02/15/2050 (A)	5,855	5,250
4.800%, 06/15/2044	7,487	6,537
4.750%, 05/15/2046	1,365	1,175
4.550%, 03/09/2049	1,100	910
4.500%, 05/15/2035	4,830	4,276
4.500%, 03/09/2048	1,404	1,169
4.350%, 06/15/2045	10,032	8,172
Bell Canada
4.464%, 04/01/2048	1,026	978
CBS
4.600%, 01/15/2045	600	531
3.700%, 06/01/2028 (A)	1,543	1,412

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating LLC
6.484%, 10/23/2045	$3,793	$3,791
6.384%, 10/23/2035	3,850	3,930
5.750%, 04/01/2048	1,475	1,374
5.375%, 05/01/2047	405	361
Comcast
6.400%, 05/15/2038	994	1,150
5.700%, 07/01/2019	100	102
4.950%, 10/15/2058	933	915
4.700%, 10/15/2048	8,598	8,372
4.600%, 10/15/2038	755	739
4.600%, 08/15/2045	835	803
4.400%, 08/15/2035	2,200	2,101
4.250%, 01/15/2033	760	737
4.049%, 11/01/2052	4,713	4,001
4.000%, 03/01/2048	465	408
3.999%, 11/01/2049	1,159	1,002
3.969%, 11/01/2047	2,274	1,954
3.900%, 03/01/2038	3,180	2,857
3.200%, 07/15/2036	1,950	1,611
Deutsche Telekom International Finance
8.750%, 06/15/2030	550	724
4.875%, 03/06/2042 (A)	1,255	1,194
Deutsche Telekom International Finance BV
4.375%, 06/21/2028 (A)	750	735
Discovery Communications LLC
5.200%, 09/20/2047	1,928	1,778
5.000%, 09/20/2037	830	767
4.875%, 04/01/2043	1,070	955
Interpublic Group of
5.400%, 10/01/2048	1,208	1,137
NBCUniversal Media LLC
5.950%, 04/01/2041	786	869
Rogers Communications
5.000%, 03/15/2044	2,800	2,820
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	2,203	1,873
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,780	1,764
Telefonica Emisiones SAU
5.213%, 03/08/2047	1,375	1,243
Time Warner
4.650%, 06/01/2044	2,028	1,743
Verizon Communications
5.250%, 03/16/2037	3,510	3,608
5.012%, 08/21/2054	6,888	6,503
4.862%, 08/21/2046	1,197	1,141
4.812%, 03/15/2039	1,400	1,350
4.750%, 11/01/2041	710	669
4.672%, 03/15/2055	3,040	2,726
4.522%, 09/15/2048	4,703	4,286
4.500%, 08/10/2033	7,395	7,178

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 11/01/2034	$3,000	$2,844
4.272%, 01/15/2036	2,030	1,867
3.850%, 11/01/2042	4,347	3,640
Viacom
5.850%, 09/01/2043	2,695	2,672
5.250%, 04/01/2044	255	238
4.850%, 12/15/2034	1,000	937
Vodafone Group
5.250%, 05/30/2048	3,226	2,973
5.000%, 05/30/2038	1,375	1,262
4.375%, 02/19/2043	1,080	890
Warner Media LLC
4.850%, 07/15/2045	700	618

		157,693

Consumer Discretionary — 2.1%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	1,097
Amazon.com
4.950%, 12/05/2044	1,265	1,356
4.050%, 08/22/2047	6,958	6,535
AutoZone
3.750%, 06/01/2027	875	828
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,514
Ford Holdings
9.300%, 03/01/2030	765	891
Ford Motor
7.400%, 11/01/2046	560	545
4.750%, 01/15/2043	745	561
General Motors
6.600%, 04/01/2036	1,330	1,288
6.250%, 10/02/2043	2,555	2,340
5.950%, 04/01/2049	1,105	998
Home Depot
4.500%, 12/06/2048	3,055	3,053
4.250%, 04/01/2046	1,545	1,488
4.200%, 04/01/2043	1,035	997
Lowe’s
4.050%, 05/03/2047	965	868
3.700%, 04/15/2046	1,965	1,675
McDonald’s MTN
4.600%, 05/26/2045	650	617
4.450%, 03/01/2047	2,255	2,108
4.450%, 09/01/2048	550	514
Newell Brands
5.500%, 04/01/2046	350	316
Starbucks
4.500%, 11/15/2048	610	560
Time Warner Cable
7.300%, 07/01/2038	710	768
6.750%, 06/15/2039	710	733

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.550%, 05/01/2037	$1,000	$1,014
5.875%, 11/15/2040	1,500	1,422
5.500%, 09/01/2041	2,935	2,632
4.500%, 09/15/2042	535	422

		37,140

Consumer Staples — 5.5%
Advocate Health & Hospitals
4.272%, 08/15/2048	1,321	1,288
Aetna
4.125%, 11/15/2042	550	475
3.875%, 08/15/2047	1,000	832
Altria Group
3.875%, 09/16/2046	1,260	1,013
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	15,982	14,864
4.700%, 02/01/2036	9,510	8,927
Anheuser-Busch InBev Worldwide
4.600%, 04/15/2048	4,315	3,871
4.439%, 10/06/2048	1,142	987
4.375%, 04/15/2038	940	844
Bacardi
5.300%, 05/15/2048 (A)	1,335	1,226
BAT Capital
4.540%, 08/15/2047	2,040	1,655
4.390%, 08/15/2037	4,230	3,577
Baxalta
5.250%, 06/23/2045	224	220
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	250	227
4.625%, 06/25/2038 (A)	700	635
4.400%, 07/15/2044 (A)	1,275	1,092
3.950%, 04/15/2045 (A)	500	397
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,100	992
Bowdoin College
4.693%, 07/01/2112	753	715
Campbell Soup
4.800%, 03/15/2048	1,165	991
City of Hope
4.378%, 08/15/2048	650	629
Conagra Brands
5.400%, 11/01/2048	500	475
Constellation Brands
4.650%, 11/15/2028	305	304
4.500%, 05/09/2047	930	824
4.100%, 02/15/2048	1,000	836
General Mills
4.700%, 04/17/2048	1,035	925
4.200%, 04/17/2028	500	482
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,075	1,975

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	163

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Keurig Dr Pepper
5.085%, 05/25/2048 (A)	$1,620	$1,534
Kraft Heinz Foods
6.875%, 01/26/2039	865	968
5.200%, 07/15/2045	4,173	3,791
5.000%, 07/15/2035	560	515
5.000%, 06/04/2042	2,090	1,881
4.375%, 06/01/2046	3,630	2,965
Kroger
4.650%, 01/15/2048	1,314	1,178
4.450%, 02/01/2047	4,005	3,481
Maple Escrow Subsidiary
4.985%, 05/25/2038 (A)	495	472
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	829
Molson Coors Brewing
4.200%, 07/15/2046	750	624
Mondelez International
4.625%, 05/07/2048	790	735
Nestle Holdings
4.000%, 09/24/2048 (A)	2,100	1,980
3.900%, 09/24/2038 (A)	1,325	1,261
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	682
Northwell Healthcare
4.260%, 11/01/2047	400	366
PepsiCo
3.450%, 10/06/2046	1,536	1,334
Pernod Ricard
4.450%, 01/15/2022 (A)	675	684
Philip Morris International
6.375%, 05/16/2038	295	341
4.500%, 03/20/2042	2,765	2,585
4.250%, 11/10/2044	1,450	1,296
4.125%, 03/04/2043	465	413
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	678
Reynolds American
5.850%, 08/15/2045	605	585
Sysco
4.450%, 03/15/2048	615	560
Tyson Foods
5.100%, 09/28/2048	710	682
University of Southern California
5.250%, 10/01/2111	1,590	1,755
Walgreen
4.400%, 09/15/2042	475	414
Walgreens Boots Alliance
4.800%, 11/18/2044	2,655	2,437
Walmart
4.300%, 04/22/2044	671	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 06/29/2048	$5,929	$5,687
4.000%, 04/11/2043	157	150
3.950%, 06/28/2038	825	797
3.625%, 12/15/2047	465	413

		96,026

Energy — 8.0%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	612	660
Anadarko Finance
7.500%, 05/01/2031	1,365	1,583
Anadarko Petroleum
6.450%, 09/15/2036	375	399
5.667%, 10/10/2036 (B)	9,000	3,785
4.500%, 07/15/2044	760	645
Apache
5.250%, 02/01/2042	310	283
4.750%, 04/15/2043	2,031	1,741
BG Energy Capital
5.125%, 10/15/2041 (A)	405	419
Burlington Resources Finance
7.200%, 08/15/2031	25	32
Cenovus Energy
5.250%, 06/15/2037	905	772
Columbia Pipeline Group
5.800%, 06/01/2045	510	530
Concho Resources
4.875%, 10/01/2047	300	279
Conoco Funding
7.250%, 10/15/2031	530	669
ConocoPhillips
5.900%, 05/15/2038	3,238	3,746
4.300%, 11/15/2044	3,175	3,033
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	190	217
Continental Resources
4.900%, 06/01/2044	580	510
Devon Energy
5.600%, 07/15/2041	1,765	1,650
4.750%, 05/15/2042	1,705	1,441
Ecopetrol
5.875%, 05/28/2045	1,717	1,570
El Paso Natural Gas
8.375%, 06/15/2032	435	529
Enbridge Energy Partners
5.500%, 09/15/2040	400	393
Encana
6.500%, 02/01/2038	1,850	2,049
Energy Transfer Operating
4.900%, 03/15/2035	1,000	888
Energy Transfer Partners
6.125%, 12/15/2045	1,758	1,682

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 06/15/2048	$35	$34
5.950%, 10/01/2043	2,635	2,452
5.300%, 04/15/2047	1,030	895
5.150%, 02/01/2043	1,120	954
5.150%, 03/15/2045	200	172
Eni
5.700%, 10/01/2040 (A)	1,305	1,279
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,940	2,261
6.125%, 10/15/2039	515	558
5.700%, 02/15/2042	540	569
5.100%, 02/15/2045	1,300	1,273
4.950%, 10/15/2054	875	806
4.900%, 05/15/2046	2,435	2,327
4.850%, 03/15/2044	780	731
4.800%, 02/01/2049	1,785	1,688
4.250%, 02/15/2048	505	438
EQM Midstream Partners
6.500%, 07/15/2048	1,000	979
Equinor
6.800%, 01/15/2028	135	161
3.950%, 05/15/2043	1,115	1,020
Equities
3.900%, 10/01/2027	1,085	951
Exxon Mobil
3.567%, 03/06/2045	1,530	1,349
Halliburton
5.000%, 11/15/2045	1,775	1,707
4.850%, 11/15/2035	645	630
Hess
5.600%, 02/15/2041	1,870	1,636
Kinder Morgan
5.550%, 06/01/2045	1,685	1,636
5.300%, 12/01/2034	4,181	4,029
5.050%, 02/15/2046	916	824
4.300%, 03/01/2028	980	942
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,036	1,069
5.000%, 08/15/2042	700	626
Marathon Oil
6.600%, 10/01/2037	1,585	1,711
5.200%, 06/01/2045	1,475	1,385
Marathon Petroleum
6.500%, 03/01/2041	1,123	1,223
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,755	1,797
MPLX
5.500%, 02/15/2049	1,215	1,158
5.200%, 03/01/2047	240	216
4.500%, 04/15/2038	1,240	1,069
Noble Energy
5.250%, 11/15/2043	2,540	2,263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.050%, 11/15/2044	$1,845	$1,604
4.950%, 08/15/2047	335	287
Petro-Canada
6.800%, 05/15/2038	925	1,072
Petroleos Mexicanos
6.500%, 01/23/2029 (A)	345	317
6.500%, 06/02/2041	1,980	1,635
6.375%, 01/23/2045	2,525	2,032
6.350%, 02/12/2048 (A)	1,970	1,572
Petroleos Mexicanos MTN
6.750%, 09/21/2047	3,035	2,511
Phillips 66
5.875%, 05/01/2042	1,860	1,998
4.875%, 11/15/2044	1,880	1,780
Phillips 66 Partners
4.900%, 10/01/2046	1,409	1,278
Plains All American Pipeline
4.900%, 02/15/2045	500	424
4.500%, 12/15/2026	700	668
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	600	639
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	535	506
4.682%, 05/01/2038 (A)	630	596
Schlumberger Holdings
4.000%, 12/21/2025 (A)	1,110	1,088
Shell International Finance BV
6.375%, 12/15/2038	1,577	1,937
5.500%, 03/25/2040	390	438
4.550%, 08/12/2043	4,745	4,769
4.375%, 05/11/2045	800	788
3.750%, 09/12/2046	1,445	1,290
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,414
Suncor Energy
6.850%, 06/01/2039	250	303
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	3,475	3,079
5.350%, 05/15/2045	685	593
4.000%, 10/01/2027	390	355
TC PipeLines
4.375%, 03/13/2025	1,000	984
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,398
7.000%, 10/15/2028	4,182	4,727
Texas Eastern Transmission
7.000%, 07/15/2032	1,860	2,181
4.150%, 01/15/2048 (A)	1,165	985
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,685
4.875%, 05/15/2048	2,690	2,561
4.750%, 05/15/2038	830	780

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	165

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2034	$900	$845
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,412
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,400	1,397
4.450%, 08/01/2042	985	871
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	1,311	1,159
Valero Energy
10.500%, 03/15/2039	1,397	2,099
Williams
7.500%, 01/15/2031	505	595
5.100%, 09/15/2045	180	164
4.850%, 03/01/2048	1,740	1,532
4.300%, 03/04/2024	3,000	2,961

		139,632

Financials — 12.4%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	2,998
American International Group
4.750%, 04/01/2048	1,040	934
4.500%, 07/16/2044	3,435	2,976
4.200%, 04/01/2028	525	502
3.875%, 01/15/2035	1,415	1,214
AXA Equitable Holdings
5.000%, 04/20/2048 (A)	1,117	984
Banco Santander
3.800%, 02/23/2028	20	18
Bank of America
6.110%, 01/29/2037	2,070	2,255
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	1,176	1,012
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	870	801
Bank of America MTN
5.875%, 02/07/2042	2,650	3,025
5.000%, 01/21/2044	2,250	2,288
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	635	622
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	220	212
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	460	434
Bank of America NA
6.000%, 10/15/2036	4,870	5,505
Barclays
4.950%, 01/10/2047	1,200	1,039
Berkshire Hathaway
4.500%, 02/11/2043	1,858	1,857

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
4.400%, 05/15/2042	$1,300	$1,276
4.200%, 08/15/2048	4,645	4,411
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,769	1,990
BNP Paribas
4.400%, 08/14/2028 (A)	360	346
BPCE MTN
3.500%, 10/23/2027 (A)	705	630
Brighthouse Financial
4.700%, 06/22/2047	1,128	844
Capital One Financial
3.800%, 01/31/2028	860	790
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	1,966
Chubb INA Holdings
6.700%, 05/15/2036	1,527	1,899
4.350%, 11/03/2045	310	303
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,376
Citigroup
8.125%, 07/15/2039	1,131	1,545
6.625%, 06/15/2032	1,955	2,237
4.750%, 05/18/2046	2,950	2,712
4.650%, 07/23/2048	2,864	2,733
4.400%, 06/10/2025	380	373
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	914	822
4.125%, 07/25/2028	3,030	2,845
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	2,735	2,401
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	1,500	1,381
Cooperatieve Rabobank UA
5.250%, 08/04/2045	220	221
Credit Suisse Group
4.282%, 01/09/2028 (A)	1,215	1,158
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	220	214
Discover Bank
8.700%, 11/18/2019	1,014	1,061
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	260
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	2,440	2,639
FMR
5.150%, 02/01/2043 (A)	2,750	2,840
Goldman Sachs Group
6.750%, 10/01/2037	2,890	3,301
6.250%, 02/01/2041	4,384	4,975

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	$755	$692
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	2,755	2,641
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,365	7,305
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	1,420	1,320
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	655	606
Goldman Sachs Group MTN
4.800%, 07/08/2044	845	809
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,045	1,986
Hartford Financial Services Group
6.625%, 03/30/2040	530	627
HSBC Bank USA
7.000%, 01/15/2039	840	1,030
HSBC Bank USA MTN
5.625%, 08/15/2035	2,475	2,675
HSBC Holdings
6.800%, 06/01/2038	1,067	1,240
6.500%, 09/15/2037	2,900	3,255
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	920	900
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	189
Intercontinental Exchange
4.250%, 09/21/2048	2,094	1,968
JPMorgan Chase
6.400%, 05/15/2038	996	1,192
6.300%, 04/23/2019	1,775	1,796
5.600%, 07/15/2041	3,176	3,503
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	730	728
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	10	9
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	3,265	2,850
3.964%, VAR ICE LIBOR USD 3
Month+1.380%, 11/15/2048	5,390	4,662
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	6,125	5,243
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,330	1,254
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,895	1,916
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	301
6.500%, 05/01/2042 (A)	3,904	4,551
4.850%, 08/01/2044 (A)	175	167
Lloyds Banking Group
4.344%, 01/09/2048	791	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	$1,095	$962
Marsh & McLennan
4.200%, 03/01/2048	910	805
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	337	507
MetLife
6.400%, 12/15/2036	1,316	1,329
5.875%, 02/06/2041	280	318
4.875%, 11/13/2043	1,525	1,546
4.721%, 12/15/2044	255	252
4.050%, 03/01/2045	2,431	2,182
Morgan Stanley
4.375%, 01/22/2047	835	763
3.625%, 01/20/2027	860	810
Morgan Stanley MTN
6.375%, 07/24/2042	2,579	3,081
6.250%, 08/09/2026	2,210	2,437
5.625%, 09/23/2019	5,775	5,879
4.300%, 01/27/2045 3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	3,600 545	3,271 486
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	2,695	2,543
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3 Month+1.452%, 03/08/2029 (A)	860	791
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	680	666
New York Life Global Funding
3.000%, 01/10/2028 (A)	1,600	1,494
New York Life Insurance
6.750%, 11/15/2039 (A)	2,380	3,046
5.875%, 05/15/2033 (A)	1,852	2,171
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,216	1,458
3.850%, 09/30/2047 (A)	653	581
PNC Bank 4.050%, 07/26/2028	2,560	2,521
Prudential Financial MTN
5.700%, 12/14/2036	2,407	2,638
Raymond James Financial
4.950%, 07/15/2046	1,130	1,077
Royal Bank of Scotland Group
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	2,117	2,022
S&P Global
4.500%, 05/15/2048	1,367	1,327
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	2,530	2,244

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	167

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
State Street
4.141%, VAR ICE LIBOR USD 3 Month+1.030%, 12/03/2029	$730	$732
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	140	177
4.900%, 09/15/2044 (A)	1,015	1,034
4.270%, 05/15/2047 (A)	1,400	1,313
Travelers
4.050%, 03/07/2048	1,400	1,301
4.000%, 05/30/2047	1,015	933
WEA Finance LLC
4.750%, 09/17/2044 (A)	1,395	1,343
Wells Fargo
5.950%, 08/26/2036	1,000	1,123
5.606%, 01/15/2044	1,155	1,223
3.900%, 05/01/2045	1,500	1,333
3.000%, 04/22/2026	1,000	921
Wells Fargo MTN
4.900%, 11/17/2045	525	504
4.750%, 12/07/2046	365	345
4.650%, 11/04/2044	2,320	2,147
4.400%, 06/14/2046	2,015	1,812
4.300%, 07/22/2027	584	565
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	4,447	4,203
Wells Fargo Bank
6.600%, 01/15/2038	1,220	1,467
5.850%, 02/01/2037	4,910	5,450
XLIT
5.250%, 12/15/2043	1,187	1,237

		216,628

Health Care — 7.5%
Abbott Laboratories
4.900%, 11/30/2046	2,725	2,821
4.750%, 11/30/2036	700	713
AbbVie
4.875%, 11/14/2048	4,087	3,722
4.700%, 05/14/2045	2,180	1,947
4.500%, 05/14/2035	2,575	2,361
4.400%, 11/06/2042	3,109	2,699
4.300%, 05/14/2036	600	536
4.250%, 11/14/2028	920	883
Allergan Funding SCS
4.850%, 06/15/2044	250	230
4.550%, 03/15/2035	2,090	1,941
Amgen
4.950%, 10/01/2041	825	817
4.663%, 06/15/2051	2,140	1,981
4.563%, 06/15/2048	2,754	2,556
4.400%, 05/01/2045	4,082	3,737

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anthem
4.650%, 01/15/2043	$830	$788
4.650%, 08/15/2044	250	237
4.550%, 03/01/2048	2,600	2,400
4.375%, 12/01/2047	3,220	2,886
3.500%, 08/15/2024	2,300	2,219
AstraZeneca
6.450%, 09/15/2037	2,780	3,287
4.375%, 08/17/2048	415	383
4.000%, 01/17/2029	415	404
4.000%, 09/18/2042	275	244
Barnabas Health
4.000%, 07/01/2028	4,375	4,317
Cardinal Health
4.500%, 11/15/2044	1,635	1,363
Celgene
5.000%, 08/15/2045	220	203
4.625%, 05/15/2044	2,100	1,824
4.550%, 02/20/2048	718	622
Cigna
3.875%, 10/15/2047	500	407
Cleveland Clinic Foundation
4.858%, 01/01/2114	896	877
CVS Health
5.125%, 07/20/2045	3,095	3,009
5.050%, 03/25/2048	11,724	11,380
4.780%, 03/25/2038	2,830	2,700
4.300%, 03/25/2028	1,065	1,035
EMD Finance LLC
3.250%, 03/19/2025 (A)	2,170	2,050
Express Scripts Holding
4.800%, 07/15/2046	4,214	3,960
Gilead Sciences
4.800%, 04/01/2044	3,000	2,921
4.750%, 03/01/2046	365	351
4.600%, 09/01/2035	1,505	1,470
4.500%, 02/01/2045	3,190	2,992
4.150%, 03/01/2047	1,000	887
GlaxoSmithKline Capital
6.375%, 05/15/2038	895	1,104
3.875%, 05/15/2028	860	858
Halfmoon Parent
4.900%, 12/15/2048 (A)	4,468	4,254
4.800%, 08/15/2038 (A)	1,420	1,366
4.375%, 10/15/2028 (A)	1,340	1,319
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,326
Humana
4.950%, 10/01/2044	1,110	1,111
Johnson & Johnson
4.500%, 12/05/2043	139	145
3.400%, 01/15/2038	3,460	3,148

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/2045	$4,853	$4,948
4.375%, 03/15/2035	3,792	3,805
Merck
4.150%, 05/18/2043	1,185	1,183
New York and Presbyterian Hospital
4.763%, 08/01/2116	859	809
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	1,994
Pfizer
4.400%, 05/15/2044	900	908
4.200%, 09/15/2048	630	612
4.000%, 12/15/2036	1,320	1,275
Stryker
4.625%, 03/15/2046	885	868
4.100%, 04/01/2043	1,425	1,272
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	2,840	2,003
Thermo Fisher Scientific
4.100%, 08/15/2047	765	692
UnitedHealth Group
6.875%, 02/15/2038	1,665	2,169
6.625%, 11/15/2037	555	703
4.625%, 07/15/2035	1,190	1,231
4.250%, 04/15/2047	1,500	1,445
4.250%, 06/15/2048	2,655	2,557
4.200%, 01/15/2047	925	886
Wyeth
6.000%, 02/15/2036	2,755	3,324
5.950%, 04/01/2037	936	1,117
Zoetis
4.450%, 08/20/2048	825	785

		131,377

Industrials — 5.7%
3M MTN
3.625%, 10/15/2047	750	677
AerCap Ireland Capital DAC
3.875%, 01/23/2028	1,375	1,216
Air Lease
4.625%, 10/01/2028	805	772
Amcor Finance USA
4.500%, 05/15/2028 (A)	1,020	999
American Airlines, Pass-Through Trust, Ser 2011-1, CI A
5.250%, 01/31/2021	2	2
BAE Systems Holdings
4.750%, 10/07/2044 (A)	1,188	1,167
BAE Systems PLC
5.800%, 10/11/2041 (A)	630	705
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	3,150	3,734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.150%, 05/01/2037	$965	$1,141
5.750%, 05/01/2040	550	624
4.900%, 04/01/2044	1,420	1,477
4.400%, 03/15/2042	2,690	2,615
4.150%, 12/15/2048	1,330	1,252
4.125%, 06/15/2047	800	750
4.050%, 06/15/2048	750	690
Canadian National Railway
6.200%, 06/01/2036	511	611
3.650%, 02/03/2048	1,915	1,711
Canadian Pacific Railway
6.125%, 09/15/2115	4,252	4,803
Caterpillar
5.200%, 05/27/2041	275	298
Continental Airlines, Pass-Through Trust, Ser 2007-1, CI A
5.983%, 04/19/2022	4,041	4,243
Crane
4.200%, 03/15/2048	820	733
CSX
4.750%, 05/30/2042	2,160	2,121
Delta Air Lines, Pass-Through Trust, Ser 2011-1, CI A
5.300%, 04/15/2019	3	3
FedEx
5.100%, 01/15/2044	275	269
4.950%, 10/17/2048	635	615
4.750%, 11/15/2045	272	255
4.550%, 04/01/2046	2,273	2,065
4.400%, 01/15/2047	1,020	904
4.100%, 02/01/2045	275	236
4.050%, 02/15/2048	210	177
3.900%, 02/01/2035	700	634
GE Capital International Funding Unlimited
4.418%, 11/15/2035	15,186	12,267
General Electric MTN
5.875%, 01/14/2038	5,734	5,334
3.096%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	821
Ingersoll-Rand Global Holding
4.300%, 02/21/2048	790	716
Johnson Controls International
4.950%, 07/02/2064	810	728
L3 Technologies
4.400%, 06/15/2028	1,285	1,279
Lockheed Martin
4.700%, 05/15/2046	4,000	4,077
4.070%, 12/15/2042	2,033	1,887
3.600%, 03/01/2035	1,085	987
Norfolk Southern
5.100%, 08/01/2118	2,500	2,381
4.800%, 08/15/2043	528	519

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	169

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 06/15/2045	$1,782	$1,703
4.050%, 08/15/2052	664	584
3.942%, 11/01/2047	906	802
Northrop Grumman
4.750%, 06/01/2043	1,805	1,803
4.030%, 10/15/2047	1,380	1,234
3.850%, 04/15/2045	1,800	1,578
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	201	215
Parker-Hannifin MTN
4.450%, 11/21/2044	520	511
Rockwell Collins
4.350%, 04/15/2047	1,400	1,292
Snap-on
4.100%, 03/01/2048	1,407	1,319
Union Pacific
4.500%, 09/10/2048	3,880	3,732
4.375%, 09/10/2038	840	807
3.799%, 10/01/2051	555	456
United Parcel Service
3.750%, 11/15/2047	1,260	1,111
United Technologies
5.700%, 04/15/2040	2,370	2,605
4.625%, 11/16/2048	1,525	1,467
4.500%, 06/01/2042	4,660	4,358
4.125%, 11/16/2028	1,035	1,014
3.750%, 11/01/2046	2,735	2,279
US Airways, Pass-Through Trust, Ser 2010-1, CI A
6.250%, 04/22/2023	1,032	1,094
Waste Management
3.900%, 03/01/2035	500	469
WW Grainger
4.600%, 06/15/2045	395	387
4.200%, 05/15/2047	1,147	1,063

		100,378

Information Technology — 4.2%
Activision Blizzard
4.500%, 06/15/2047	600	527
Alibaba Group Holding
4.200%, 12/06/2047	2,110	1,826
Apple
4.650%, 02/23/2046	2,439	2,486
4.500%, 02/23/2036	1,090	1,128
4.450%, 05/06/2044	950	948
4.375%, 05/13/2045	4,385	4,330
3.850%, 05/04/2043	205	188
3.850%, 08/04/2046	850	770
3.750%, 09/12/2047	750	676
3.750%, 11/13/2047	1,900	1,695

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Applied Materials
4.350%, 04/01/2047	$1,316	$1,231
Broadcom
3.500%, 01/15/2028	1,000	871
Cisco Systems
5.900%, 02/15/2039	1,520	1,819
Corning
5.850%, 11/15/2068	2,633	2,647
Dell International LLC
8.350%, 07/15/2046 (A)	590	650
8.100%, 07/15/2036 (A)	655	707
Fidelity National Information Services
4.750%, 05/15/2048	855	787
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,517	1,405
Intel
3.734%, 12/08/2047	3,380	2,998
Juniper Networks
5.950%, 03/15/2041	2,430	2,405
Microsoft
4.875%, 12/15/2043	3,822	4,162
4.750%, 11/03/2055	180	194
4.250%, 02/06/2047	2,304	2,327
4.100%, 02/06/2037	3,265	3,258
4.000%, 02/12/2055	4,696	4,408
3.950%, 08/08/2056	1,455	1,353
3.700%, 08/08/2046	4,520	4,180
3.450%, 08/08/2036	575	531
Oracle
4.375%, 05/15/2055	2,240	2,108
4.300%, 07/08/2034	3,730	3,672
4.125%, 05/15/2045	1,745	1,630
4.000%, 07/15/2046	1,720	1,560
4.000%, 11/15/2047	2,983	2,699
3.800%, 11/15/2037	5,355	4,901
QUALCOMM
4.800%, 05/20/2045	1,416	1,321
4.300%, 05/20/2047	750	654
Texas Instruments
4.150%, 05/15/2048	665	639
Visa
4.300%, 12/14/2045	1,800	1,801
4.150%, 12/14/2035	1,520	1,528
3.650%, 09/15/2047	425	386

		73,406

Materials — 1.3%
BHP Billiton Finance USA
5.000%, 09/30/2043	1,680	1,773
Dow Chemical
4.625%, 10/01/2044	1,000	885
4.375%, 11/15/2042	1,855	1,592

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 10/01/2034	$1,485	$1,334
DowDuPont
5.419%, 11/15/2048	4,500	4,584
5.319%, 11/15/2038	985	1,005
Eastman Chemical
4.650%, 10/15/2044	460	403
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,526	1,508
International Flavors & Fragrances
5.000%, 09/26/2048	800	772
International Paper
5.150%, 05/15/2046	805	747
4.400%, 08/15/2047	330	278
4.350%, 08/15/2048	600	501
LyondellBasell Industries
4.625%, 02/26/2055	1,000	829
Newmont Mining
6.250%, 10/01/2039	1,535	1,646
5.875%, 04/01/2035	265	281
Rohm & Haas
7.850%, 07/15/2029	1,710	2,115
Southern Copper
5.875%, 04/23/2045	110	108
Vulcan Materials
4.500%, 06/15/2047	390	321
Westrock
4.900%, 03/15/2029 (A)	1,220	1,226

		21,908

Real Estate — 1.3%
Alexandria Real Estate Equities
4.700%, 07/01/2030	250	251
4.500%, 07/30/2029	1,000	984
American Campus Communities Operating Partnership
3.625%, 11/15/2027	565	518
AvalonBay Communities MTN
3.200%, 01/15/2028	485	454
Boston Properties
4.500%, 12/01/2028	220	219
Crown Castle International
4.750%, 05/15/2047	500	463
ERP Operating
4.500%, 07/01/2044	100	97
GLP Capital
5.300%, 01/15/2029	1,325	1,273
HCP
6.750%, 02/01/2041	970	1,168
Healthcare Realty Trust
3.625%, 01/15/2028	700	642
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hospitality Properties Trust
4.375%, 02/15/2030	$2,973	$2,701
Life Storage
3.875%, 12/15/2027	500	466
National Retail Properties
4.800%, 10/15/2048	805	760
Realty Income
4.650%, 03/15/2047	410	396
Reckson Operating Partnership
7.750%, 03/15/2020	775	814
Simon Property Group
6.750%, 02/01/2040	1,634	2,026
Ventas Realty
5.700%, 09/30/2043	3,930	4,199
Welltower
5.125%, 03/15/2043	3,826	3,727
4.950%, 09/01/2048	722	687

		23,456

Utilities — 9.7%
AEP Texas
3.850%, 10/01/2025 (A)	1,000	990
Alabama Power
4.300%, 07/15/2048	2,780	2,653
4.150%, 08/15/2044	1,045	981
3.700%, 12/01/2047	1,546	1,337
American Water Capital
3.750%, 09/01/2047	200	173
Appalachian Power
4.450%, 06/01/2045	650	629
Arizona Public Service
4.200%, 08/15/2048	1,345	1,258
Baltimore Gas & Electric
5.200%, 06/15/2033	3,413	3,699
Berkshire Hathaway Energy
6.125%, 04/01/2036	6,731	7,858
4.450%, 01/15/2049 (A)	2,679	2,565
Black Hills
4.350%, 05/01/2033	710	698
4.200%, 09/15/2046	500	451
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	1,500	1,417
Bruce Mansfield Unit 1 2007, Pass-Through Trust
6.850%, 06/01/2034 (C)	1,247	898
CenterPoint Energy Resources
6.250%, 02/01/2037	791	881
Cleco Power
6.000%, 12/01/2040	750	832
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,497
4.000%, 03/01/2048	2,000	1,850

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	171

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 08/15/2028	$1,785	$1,757
3.700%, 03/01/2045	1,649	1,459
Consolidated Edison of New York
6.750%, 04/01/2038	960	1,206
6.300%, 08/15/2037	1,090	1,304
4.650%, 12/01/2048	4,970	4,950
4.500%, 05/15/2058	750	692
4.450%, 03/15/2044	2,445	2,371
Dominion Energy
5.250%, 08/01/2033	3,830	4,025
4.900%, 08/01/2041	2,715	2,669
DTE Electric
4.050%, 05/15/2048	940	887
Duke Energy Carolinas LLC
6.100%, 06/01/2037	2,735	3,176
6.000%, 01/15/2038	614	729
5.300%, 02/15/2040	3,730	4,140
4.250%, 12/15/2041	1,500	1,443
3.875%, 03/15/2046	1,000	897
3.750%, 06/01/2045	175	155
Duke Energy Florida LLC
6.400%, 06/15/2038	415	515
6.350%, 09/15/2037	780	973
Duke Energy Indiana LLC
6.350%, 08/15/2038	635	780
4.900%, 07/15/2043	1,290	1,349
3.750%, 05/15/2046	1,680	1,503
Duke Energy Progress LLC
4.375%, 03/30/2044	3,885	3,809
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	788
Electricite de France
6.000%, 01/22/2114 (A)	2,731	2,649
5.000%, 09/21/2048 (A)	1,330	1,184
4.950%, 10/13/2045 (A)	1,060	964
4.750%, 10/13/2035 (A)	1,360	1,287
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,113
Enel Finance International
4.875%, 06/14/2029 (A)	1,355	1,249
4.750%, 05/25/2047 (A)	835	679
Exelon
4.950%, 06/15/2035	1,650	1,641
Exelon Generation LLC
5.600%, 06/15/2042	2,245	2,153
FirstEnergy
4.850%, 07/15/2047	510	490
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	1,935	2,038
Florida Power & Light
5.960%, 04/01/2039	1,965	2,343
5.690%, 03/01/2040	1,401	1,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.650%, 02/01/2037	$2,500	$2,889
5.400%, 09/01/2035	3,200	3,502
Georgia Power
4.300%, 03/15/2042	1,435	1,289
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,502
4.700%, 09/01/2045 (A)	1,530	1,497
ITC Holdings
3.250%, 06/30/2026	500	468
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,616
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	2,890
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,185	2,515
Metropolitan Edison
7.700%, 01/15/2019	350	352
MidAmerican Energy
4.800%, 09/15/2043	725	766
4.400%, 10/15/2044	1,450	1,447
4.250%, 05/01/2046	1,500	1,466
MidAmerican Energy MTN
5.800%, 10/15/2036	610	715
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	1,835
Niagara Mohawk Power
2.721%, 11/28/2022 (A)	700	677
NiSource
5.950%, 06/15/2041	545	600
Northern States Power
5.350%, 11/01/2039	2,695	3,036
3.600%, 09/15/2047	1,800	1,576
3.400%, 08/15/2042	850	737
NSTAR Electric
4.400%, 03/01/2044	890	890
Oglethorpe Power
5.250%, 09/01/2050	1,716	1,699
5.050%, 10/01/2048 (A)	1,600	1,561
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,115	3,488
5.250%, 09/30/2040	1,600	1,788
Pacific Gas & Electric
6.050%, 03/01/2034	272	261
5.400%, 01/15/2040	500	443
4.750%, 02/15/2044	254	212
4.600%, 06/15/2043	1,425	1,169
4.250%, 03/15/2046	520	398
4.000%, 12/01/2046	370	282
3.950%, 12/01/2047	1,784	1,340
PacifiCorp
6.000%, 01/15/2039	935	1,123

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PECO Energy
3.900%, 03/01/2048	$885	$806
Piedmont Natural Gas
4.650%, 08/01/2043	330	327
PPL Electric Utilities
4.150%, 06/15/2048	655	629
Public Service Electric & Gas MTN
4.050%, 05/01/2048	960	901
Public Service of Colorado
6.500%, 08/01/2038	725	909
6.250%, 09/01/2037	1,290	1,613
Puget Sound Energy
4.223%, 06/15/2048	1,100	1,060
Sempra Energy
6.000%, 10/15/2039	1,565	1,703
3.800%, 02/01/2038	945	797
South Carolina Electric & Gas
4.250%, 08/15/2028	700	700
Southern California Edison
6.050%, 03/15/2039	1,805	1,972
4.650%, 10/01/2043	2,380	2,300
4.500%, 09/01/2040	1,970	1,848
3.900%, 03/15/2043	350	302
Southern California Gas
3.750%, 09/15/2042	1,090	978
Southern Gas Capital
5.875%, 03/15/2041	2,593	2,886
4.400%, 06/01/2043	1,000	918
Southwestern Electric Power
6.200%, 03/15/2040	2,530	2,930
Southwestern Public Service
4.400%, 11/15/2048	965	931
Tampa Electric
4.300%, 06/15/2048	1,750	1,622
Union Electric
8.450%, 03/15/2039	1,840	2,659
Virginia Electric & Power
4.450%, 02/15/2044	750	729
4.200%, 05/15/2045	700	655
4.000%, 01/15/2043	450	413
3.450%, 02/15/2024	530	524

		169,820

Total Corporate Obligations (Cost $1,215,386) ($ Thousands)		1,167,464

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bills (B)
2.411%, 04/11/2019	5,461	5,413
2.114%, 12/13/2018	2,141	2,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds
4.500%, 05/15/2038	$47,154	$56,218
4.250%, 05/15/2039	510	589
3.875%, 08/15/2040	935	1,025
3.750%, 08/15/2041	2,395	2,576
3.750%, 11/15/2043	10,260	11,028
3.625%, 08/15/2043	12,402	13,066
3.625%, 02/15/2044	11,611	12,233
3.375%, 11/15/2048	17,605	17,815
3.125%, 11/15/2041	8,330	8,119
3.125%, 02/15/2043	3,835	3,718
3.125%, 05/15/2048	9,660	9,312
3.000%, 05/15/2045	7,320	6,922
3.000%, 02/15/2047	3,640	3,432
3.000%, 05/15/2047	25,982	24,474
3.000%, 02/15/2048	49,791	46,833
3.000%, 08/15/2048	40,910	38,479
2.875%, 11/15/2046	11,050	10,165
2.750%, 11/15/2042	3,095	2,810
2.750%, 08/15/2047	5,285	4,731
2.750%, 11/15/2047	28,345	25,352
2.500%, 02/15/2045	13,501	11,570
2.500%, 02/15/2046	39,860	34,010
2.500%, 05/15/2046	75,320	64,204
2.250%, 08/15/2046	9,515	7,675
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2048	1,218	1,139
U.S. Treasury Notes
3.125%, 11/15/2028	4,110	4,149
2.750%, 08/15/2021	4,390	4,380
2.000%, 02/15/2025	270	256

Total U.S. Treasury Obligations (Cost $442,040) ($ Thousands)		433,833

MUNICIPAL BONDS — 4.7%
California — 2.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,200	1,582
California State, Build America Project, GO
7.625%, 03/01/2040	790	1,113
7.550%, 04/01/2039	295	417
7.500%, 04/01/2034	4,965	6,703
7.300%, 10/01/2039	1,000	1,362
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	823
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	3,000	3,591

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	173

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	$1,875	$2,189
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	2,985
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,930	2,470
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	4,564
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,115	1,286
State of California, Build America Project, GO
7.350%, 11/01/2039	2,130	2,895
University of California, Ser AD, RB
4.858%, 05/15/2112	2,175	2,149

		34,129

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	1,564

Florida — 0.3%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,484

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	1,936	2,082

Illinois — 0.3%
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,241

Illinois State, GO
5.100%, 06/01/2033	900	853
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,110

		5,204

Massachusetts — 0.1%
Massachusetts State, Build America Project, Ser D, GO
4.500%, 08/01/2031	1,000	1,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	$2,000	$2,325

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	2,065	1,677
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	740

		2,417

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	84
7.102%, 01/01/2041	1,300	1,755

		1,839

New York — 1.2%
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,082
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	600
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,450	1,437
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,125	1,317
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	6,630	6,917
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	635
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	645	747
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 08/01/2028 @ 100
3.730%, 08/01/2029	1,735	1,725

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	$2,645	$2,969
5.289%, 03/15/2033	1,550	1,730

		21,159

Ohio — 0.0%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	535	597
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	117

		714

Texas — 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	768
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,052
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	666
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	490
Texas State, Transportation Commission Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,285	1,441
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	855	997

		5,414

Total Municipal Bonds (Cost $78,203) ($ Thousands)		82,384

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%(B)
FHLMC
6.750%, 03/15/2031	1,080	1,443
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,587
Residual Funding STRIPS
3.881%, 04/15/2030 (B)	17,770	11,990
Tennessee Valley Authority
5.250%, 09/15/2039	4,490	5,418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	$3,700	$1,738

Total U.S. Government Agency Obligations (Cost $25,672) ($ Thousands)		26,176

MORTGAGE-BACKED SECURITIES — 1.1%

Agency Mortgage-Backed Obligations — 1.1%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	130	139
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	777	804
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,882	7,047
FHLMC CMO, Ser 2013-4150, CI JZ
3.000%, 01/15/2043	3,335	3,012
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,160	1,295
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	625	648
FNMA CMO, Ser 2007-68, CI SC, IO
4.385%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	26	4
GNMA ARM
3.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	47	49
GNMA CMO, Ser 2009-8, Cl PS, IO
3.990%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	73	6
GNMA CMO, Ser 2010-4, CI NS, IO
4.080%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	94	13
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	7,069	5,244

		18,261

Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
2.513%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	81	79
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
3.103%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	140	137
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
2.923%, VAR ICE LIBOR USD 1 Month+0.620%, 08/19/2045	180	179

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	175

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, CI A1
3.095%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	$87	$79
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, CI 2A1B
3.115%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	34	31
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, CI 6A1
4.541%, 10/25/2034 (D)	23	22
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, CI A2
3.175%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	17	16
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, CI 2A1A
2.625%, VAR ICE LIBOR USD 1 Month+0.310%, 10/25/2036	11	9
Residential Asset Mortgage Products, Ser 2004-SL1, CI A7
7.000%, 11/25/2031	15	16
Residential Asset Mortgage Products, Ser 2004-SL3, CI A2
6.500%, 12/25/2031	4	4
Residential Asset Securitization Trust, Ser 2004-IP2, CI 2A1
4.336%, 12/25/2034 (D)	28	28
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
2.645%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	91	90
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, CI 1A3
4.562%, 04/25/2036 (D)	26	26

		716

Total Mortgage-Backed Securities (Cost $14,722) ($ Thousands)		18,977

SOVEREIGN DEBT — 0.5%

Colombia Government International Bond
5.625%, 02/26/2044	990	1,001
5.000%, 06/15/2045	245	229
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,719
Mexico Government International Bond
6.050%, 01/11/2040	216	223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.750%, 10/12/2110	$474	$434
4.600%, 01/23/2046	1,810	1,557
4.600%, 02/10/2048	350	301
United Mexican States
5.550%, 01/21/2045	1,100	1,082
4.350%, 01/15/2047	845	701
Uruguay Government International Bond
5.100%, 06/18/2050	1,030	971

Total Sovereign Debt (Cost $8,592) ($ Thousands)		8,218

ASSET-BACKED SECURITIES — 0.0%

Mortgage Related Securities — 0.0%
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	14	14

Other Asset-Backed Securities — 0.0%

Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.373%, 03/25/2037	180	187

Total Asset-Backed Securities (Cost $154) ($ Thousands)		201

	Shares

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	20,902,692	20,903

(Cost $20,903) ($ Thousands)		20,903

Total Investments in Securities — 100.5% (Cost $1,805,672) ($ Thousands)		$1,758,156

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	215	Mar-2019	$25,612	$25,682	$70
U.S. 2-Year Treasury Note	464	Apr-2019	97,834	97,897	63
U.S. 5-Year Treasury Note	(453)	Mar-2019	(51,068)	(51,171)	(103)
U.S. Long Treasury Bond	(149)	Mar-2019	(20,768)	(20,846)	(78)
U.S. Ultra Long Treasury Bond	417	Mar-2019	63,541	63,553	12
Ultra 10-Year U.S. Treasury Note	(38)	Mar-2019	(4,790)	(4,807)	(17)

			$110,361	$110,308	$(53)

Percentages are based on Net Assets of $1,749,407 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $118,946 ($ Thousands), representing 6.8% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,167,464	$–	$1,167,464
U.S. Treasury Obligations	–	433,833	–	433,833
Municipal Bonds	–	82,384	–	82,384
U.S. Government Agency Obligations	–	26,176	–	26,176
Mortgage-Backed Securities	–	18,977	–	18,977
Sovereign Debt	–	8,218	–	8,218
Asset-Backed Securities	–	201	–	201
Cash Equivalent	20,903	–	–	20,903

Total Investments in Securities	$20,903	$1,737,253	$–	$1,758,156

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$145	$–	$–	$145
Unrealized Depreciation	(198)	–	–	(198)

Total Other Financial Instruments	$(53)	$–	$–	$(53)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Income
SEI Daily Income Trust, Government Fund, Cl F	$26,628	$480,434	$(486,159)	$20,903	$207

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	177

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 86.2%

Communication Services — 5.1%
21st Century Fox America
6.750%, 01/09/2038	$525	$673
4.750%, 09/15/2044	475	488
America Movil
6.125%, 03/30/2040	8,075	9,147
AT&T
8.000%, 11/15/2031	1,391	1,765
6.350%, 03/15/2040	3,070	3,215
4.800%, 06/15/2044	1,654	1,444
4.500%, 05/15/2035	3,264	2,890
4.350%, 06/15/2045	4,894	3,986
3.000%, 02/15/2022	20	19
Baidu
4.875%, 11/14/2028	1,010	1,009
CBS
5.900%, 10/15/2040	40	42
Centel Capital
9.000%, 10/15/2019	25	26
Charter Communications Operating LLC
6.834%, 10/23/2055	580	588
6.484%, 10/23/2045	1,910	1,909
6.384%, 10/23/2035	790	806
5.750%, 04/01/2048	1,000	931
Comcast
6.550%, 07/01/2039	315	372
6.500%, 11/15/2035	2,096	2,455
6.400%, 05/15/2038	2,837	3,282
6.400%, 03/01/2040	735	854
5.650%, 06/15/2035	5,670	6,131
4.950%, 10/15/2058	24,687	24,212
4.750%, 03/01/2044	2,900	2,806
4.700%, 10/15/2048	5,855	5,701
4.650%, 07/15/2042	2,950	2,846
4.600%, 10/15/2038	7,840	7,671
4.600%, 08/15/2045	6,340	6,099
4.500%, 01/15/2043	6,885	6,474
4.400%, 08/15/2035	1,800	1,719

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 01/15/2033	$5,750	$5,576
4.200%, 08/15/2034	18,735	17,714
4.049%, 11/01/2052	19,243	16,337
4.000%, 03/01/2048	1,180	1,036
3.999%, 11/01/2049	2,259	1,953
3.969%, 11/01/2047	3,915	3,364
3.900%, 03/01/2038	4,330	3,890
3.400%, 07/15/2046	13,329	10,658
3.200%, 07/15/2036	1,000	826
Cox Communications
4.700%, 12/15/2042 (A)	880	744
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,148
Discovery Communications LLC
6.350%, 06/01/2040	2,857	3,035
NBCUniversal Media LLC
5.950%, 04/01/2041	4,185	4,628
4.450%, 01/15/2043	2,780	2,607
4.375%, 04/01/2021	65	67
2.875%, 01/15/2023	225	218
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	2,100	2,082
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	1,325	1,155
3.595%, 01/19/2028 (A)	1,455	1,344
Time Warner
4.650%, 06/01/2044	1,100	945
Verizon Communications
6.400%, 09/15/2033	1,335	1,536
5.250%, 03/16/2037	1,230	1,264
5.012%, 08/21/2054	4,411	4,164
Viacom
5.250%, 04/01/2044	190	177
4.850%, 12/15/2034	300	281
Vodafone Group
5.250%, 05/30/2048	2,530	2,332
5.000%, 05/30/2038	600	550
Walt Disney
4.125%, 12/01/2041	2,315	2,212
Walt Disney MTN
4.125%, 06/01/2044	1,104	1,069

		194,472

Consumer Discretionary — 3.5%
Alibaba Group Holding
4.400%, 12/06/2057	1,750	1,514
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	823
Amazon.com
4.250%, 08/22/2057	1,455	1,362
4.050%, 08/22/2047	20,459	19,216
3.875%, 08/22/2037	8,362	7,906

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cox Enterprises
7.375%, 07/15/2027 (A)	$500	$583
Daimler Finance North America LLC
3.750%, 02/22/2028 (A)	6,490	6,050
General Motors
5.950%, 04/01/2049	2,120	1,915
Grupo Televisa
6.625%, 01/15/2040	20	21
Home Depot
5.950%, 04/01/2041	2,465	2,965
5.875%, 12/16/2036	2,383	2,781
4.875%, 02/15/2044	105	110
4.500%, 12/06/2048	7,785	7,780
4.400%, 03/15/2045	7,390	7,241
4.250%, 04/01/2046	11,686	11,258
4.200%, 04/01/2043	3,890	3,745
3.900%, 06/15/2047	13,230	12,064
3.750%, 02/15/2024	355	359
Kohl’s
5.550%, 07/17/2045	3,119	2,883
Lowe’s
4.375%, 09/15/2045	3,340	3,160
4.250%, 09/15/2044	3,750	3,473
4.050%, 05/03/2047	17,011	15,306
3.700%, 04/15/2046	2,622	2,235
McDonald’s MTN
4.450%, 09/01/2048	825	771
Newell Brands
5.500%, 04/01/2046	1,015	916
NIKE
3.625%, 05/01/2043	1,670	1,483
QVC
5.950%, 03/15/2043	2,590	2,333
5.450%, 08/15/2034	495	440
Starbucks
4.500%, 11/15/2048	750	689
Target
7.000%, 01/15/2038	440	562
6.500%, 10/15/2037	2,601	3,170
4.000%, 07/01/2042	8,276	7,599
Time Warner Cable
5.875%, 11/15/2040	160	152
Time Warner Entertainment
8.375%, 07/15/2033	1,620	1,955
Volkswagen Group of America Finance LLC
4.750%, 11/13/2028 (A)	1,190	1,135

		135,955

Consumer Staples — 10.0%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	2,649

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aetna
4.125%, 11/15/2042	$3,920	$3,382
3.875%, 08/15/2047	1,000	832
Altria Group
10.200%, 02/06/2039	2,501	3,845
9.950%, 11/10/2038	1,665	2,531
5.375%, 01/31/2044	730	719
4.250%, 08/09/2042	420	360
3.875%, 09/16/2046	8,798	7,072
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	63,143	58,727
4.700%, 02/01/2036	23,131	21,713
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	6,260	8,273
8.000%, 11/15/2039	3,076	4,003
4.950%, 01/15/2042	1,805	1,710
4.600%, 04/15/2048	14,324	12,852
4.439%, 10/06/2048	4,387	3,792
4.375%, 04/15/2038	4,365	3,918
3.750%, 07/15/2042	670	535
Archer-Daniels-Midland
4.500%, 03/15/2049	2,606	2,575
Baptist Health South Florida
4.342%, 11/15/2041	610	590
BAT Capital
4.540%, 08/15/2047 (A)	2,645	2,146
4.390%, 08/15/2037 (A)	9,110	7,705
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	3,735	3,400
4.700%, 07/15/2064 (A)	3,530	2,774
4.625%, 06/25/2038 (A)	2,770	2,512
4.400%, 07/15/2044 (A)	995	852
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,113
Boston University
4.061%, 10/01/2048	1,800	1,755
Bowdoin College
4.693%, 07/01/2112	1,531	1,455
Clorox
3.100%, 10/01/2027	2,375	2,215
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,189
Constellation Brands
5.250%, 11/15/2048	575	571
4.650%, 11/15/2028	630	629
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	9,225	8,873
Diageo Capital
5.875%, 09/30/2036	485	563
3.875%, 04/29/2043	4,560	4,274
Duke University Health System
3.920%, 06/01/2047	3,625	3,417

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	179

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ford Foundation
3.859%, 06/01/2047	$2,500	$2,385
General Mills
4.700%, 04/17/2048	1,000	894
Heineken
4.350%, 03/29/2047 (A)	700	639
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,310	2,199
Johns Hopkins Health System
3.837%, 05/15/2046	640	596
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,908
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,860	5,577
Kimberly-Clark
5.300%, 03/01/2041	555	632
3.900%, 05/04/2047	5,100	4,796
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,890	2,172
6.750%, 03/15/2032	575	654
4.375%, 06/01/2046	1,060	866
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,238
3.959%, 07/01/2038	1,927	1,904
Nestle Holdings
4.000%, 09/24/2048 (A)	8,130	7,664
3.900%, 09/24/2038 (A)	7,200	6,854
New York and Presbyterian Hospital
4.063%, 08/01/2056	2,200	2,067
Northwell Healthcare
4.260%, 11/01/2047	790	722
Northwestern University
3.688%, 12/01/2038	2,070	1,948
Novartis Capital
4.000%, 11/20/2045	3,935	3,768
NYU Langone Hospitals
5.750%, 07/01/2043	2,040	2,411
4.368%, 07/01/2047	1,950	1,912
Partners Healthcare System
3.765%, 07/01/2048	1,000	878
PeaceHealth Obligated Group
4.787%, 11/15/2048	825	830
PepsiCo
4.600%, 07/17/2045	4,280	4,470
4.250%, 10/22/2044	1,000	988
4.000%, 05/02/2047	4,109	3,911
3.450%, 10/06/2046	17,025	14,781
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	2,635	3,043
4.875%, 11/15/2043	2,150	2,092
4.500%, 03/20/2042	8,840	8,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 11/15/2041	$1,750	$1,598
4.250%, 11/10/2044	6,116	5,469
4.125%, 03/04/2043	9,035	8,030
3.875%, 08/21/2042	3,795	3,228
President & Fellows of Harvard College
3.619%, 10/01/2037	400	381
Princeton University
5.700%, 03/01/2039	1,399	1,709
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,454
Reynolds American
8.125%, 05/01/2040	1,140	1,419
6.150%, 09/15/2043	20	21
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,466
Stanford Health Care
3.795%, 11/15/2048	9,287	8,565
Sysco
4.450%, 03/15/2048	1,110	1,011
University of Chicago
4.411%, 10/01/2044	715	698
4.003%, 10/01/2053	2,475	2,379
University of Southern California
3.841%, 10/01/2047	1,580	1,531
3.028%, 10/01/2039	2,300	2,021
Walgreen
4.400%, 09/15/2042	30	26
Walmart
4.050%, 06/29/2048	35,553	34,102
4.000%, 04/11/2043	5,690	5,414
3.950%, 06/28/2038	9,220	8,908
3.625%, 12/15/2047	8,485	7,536

		382,566

Energy — 5.4%
Anadarko Petroleum
6.450%, 09/15/2036	615	654
4.922%, 10/10/2036 (B)	15,000	6,308
Apache
6.000%, 01/15/2037	1,735	1,784
Baker Hughes a GE LLC
4.080%, 12/15/2047	3,585	2,905
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,050
BP Capital Markets
3.723%, 11/28/2028	3,865	3,724
3.279%, 09/19/2027	4,415	4,118
BP Capital Markets America
3.937%, 09/21/2028	3,320	3,264
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,408

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cenovus Energy
6.750%, 11/15/2039	$1,295	$1,252
Chevron
2.954%, 05/16/2026	2,430	2,286
Colonial Pipeline
4.250%, 04/15/2048 (A)	3,050	2,844
Conoco Funding
6.950%, 04/15/2029	2,798	3,385
ConocoPhillips
6.500%, 02/01/2039	11,002	13,426
5.900%, 05/15/2038	2,400	2,776
4.300%, 11/15/2044	7,870	7,519
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	390	445
Devon Financing
7.875%, 09/30/2031	1,315	1,635
Ecopetrol
5.875%, 05/28/2045	1,125	1,029
Energy Transfer Operating
8.250%, 11/15/2029	750	892
6.050%, 06/01/2041	1,460	1,383
4.900%, 03/15/2035	82	73
Eni
5.700%, 10/01/2040 (A)	2,620	2,567
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	2,410
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,330	2,502
5.750%, 03/01/2035	185	190
EOG Resources
3.900%, 04/01/2035	2,309	2,138
Equinor
6.500%, 12/01/2028 (A)	2,490	3,013
5.100%, 08/17/2040	1,415	1,533
4.800%, 11/08/2043	2,284	2,384
3.950%, 05/15/2043	1,430	1,308
Exxon Mobil
4.114%, 03/01/2046	1,269	1,226
3.567%, 03/06/2045	12,815	11,297
Hess
6.000%, 01/15/2040	215	199
Kinder Morgan
5.300%, 12/01/2034	500	482
Marathon Petroleum
5.000%, 09/15/2054	1,030	915
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,710	4,823
MPLX
5.500%, 02/15/2049	4,370	4,167
5.200%, 03/01/2047	1,650	1,487
4.700%, 04/15/2048	3,240	2,735
4.500%, 04/15/2038	475	409

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Energy
6.000%, 03/01/2041	$360	$352
Northern Natural Gas
4.300%, 01/15/2049 (A)	465	432
Occidental Petroleum
4.200%, 03/15/2048	10,060	9,272
4.100%, 02/15/2047	2,415	2,177
Petroleos Mexicanos
6.350%, 02/12/2048 (A)	1,585	1,265
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,515	1,254
Shell International Finance BV
6.375%, 12/15/2038	6,206	7,623
5.500%, 03/25/2040	2,500	2,809
4.550%, 08/12/2043	5,145	5,171
4.375%, 05/11/2045	6,640	6,539
4.125%, 05/11/2035	6,511	6,321
4.000%, 05/10/2046	8,070	7,500
3.750%, 09/12/2046	9,674	8,633
3.625%, 08/21/2042	305	271
Southern Natural Gas
7.350%, 02/15/2031	1,615	1,867
Spectra Energy Partners
5.950%, 09/25/2043	160	168
Suncor Energy
5.950%, 12/01/2034	740	816
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	505	447
TC PipeLines
4.375%, 03/13/2025	1,300	1,280
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	2,764
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,132
6.100%, 06/01/2040	1,660	1,781
5.000%, 10/16/2043	1,275	1,195
4.875%, 05/15/2048	6,330	6,026
4.750%, 05/15/2038	1,725	1,621
4.625%, 03/01/2034	10,968	10,303
Williams Partners
6.300%, 04/15/2040	50	52
5.800%, 11/15/2043	220	217
5.400%, 03/04/2044	1,000	940

		207,173

Financials — 18.6%
Aflac
4.750%, 01/15/2049	3,820	3,800
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,675
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,560	6,912

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	181

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allstate
4.200%, 12/15/2046	$3,415	$3,215
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,895	2,731
Banco Santander
3.800%, 02/23/2028	505	446
Bank of America
7.750%, 05/14/2038	1,275	1,639
6.110%, 01/29/2037	3,965	4,320
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	13,200	11,355
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	2,988	2,752
Bank of America MTN
5.875%, 02/07/2042	13,748	15,695
5.000%, 01/21/2044	2,635	2,679
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	3,590	3,519
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	4,150	3,858
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,705	1,639
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	1,570	1,502
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	450	425
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	12,655	11,919
3.248%, 10/21/2027	2,850	2,618
Bank of America NA
6.000%, 10/15/2036	2,655	3,001
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	51
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,300	1,243
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	2,630	2,502
Berkshire Hathaway
4.500%, 02/11/2043	4,660	4,657
3.400%, 01/31/2022	56	56
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	3,522
4.400%, 05/15/2042	4,515	4,433
4.300%, 05/15/2043	2,885	2,791
4.200%, 08/15/2048	6,570	6,238
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	1,313	1,477
5.000%, 06/15/2044 (A)	2,238	2,166
4.450%, 07/15/2045 (A)	700	633
BNP Paribas
4.400%, 08/14/2028 (A)	690	663

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brighthouse Financial
4.700%, 06/22/2047	$2,595	$1,942
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	4,243	4,116
CDP Financial
5.600%, 11/25/2039 (A)	1,940	2,373
Chubb
6.500%, 05/15/2038	1,110	1,368
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,057
4.350%, 11/03/2045	7,225	7,061
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,019
6.125%, 11/01/2034	3,553	4,066
Citigroup
8.125%, 07/15/2039	4,053	5,537
6.125%, 08/25/2036	690	752
4.650%, 07/30/2045	1,539	1,463
4.650%, 07/23/2048	3,375	3,220
4.450%, 09/29/2027	3,710	3,581
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	2,601	2,339
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	5,480	5,124
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	7,560	6,959
Citigroup Capital III
7.625%, 12/01/2036	890	1,114
CME Group
4.150%, 06/15/2048	12,284	11,793
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,157
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	124
Credit Suisse Group
4.282%, 01/09/2028 (A)	1,820	1,735
DaimlerChrysler
8.500%, 01/18/2031	150	200
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	924
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,970	4,293
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,000	954
Fifth Third Bancorp
8.250%, 03/01/2038	1,795	2,372
First Union Capital II
7.950%, 11/15/2029	695	859
FMR
5.150%, 02/01/2043 (A)	260	269

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 02/01/2033 (A)	$250	$264
Goldman Sachs Group
6.750%, 10/01/2037	5,225	5,968
6.250%, 02/01/2041	9,616	10,913
4.750%, 10/21/2045	3,525	3,342
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	7,815	7,171
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	8,490	8,138
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	5,680	4,960
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	5,440	5,057
3.750%, 05/22/2025	2,250	2,148
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	4,205	3,890
3.625%, 01/22/2023	215	212
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	179
4.800%, 07/08/2044	14,063	13,463
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	2,676
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,401
7.000%, 01/15/2039	3,870	4,746
5.875%, 11/01/2034	9,625	10,590
HSBC Holdings
6.800%, 06/01/2038	6,819	7,924
6.500%, 09/15/2037	6,970	7,823
5.250%, 03/14/2044	12,630	12,314
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	10,100	9,884
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	4,495	4,256
Intercontinental Exchange
4.250%, 09/21/2048	11,887	11,170
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,430
6.400%, 05/15/2038	11,845	14,180
5.600%, 07/15/2041	6,665	7,351
5.500%, 10/15/2040	9,425	10,184
5.400%, 01/06/2042	8,400	8,981
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	2,740	2,731
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	95	86
4.250%, 10/15/2020	300	304
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	7,425	6,482
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	7,100	6,141
3.900%, 07/15/2025	500	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	$12,135	$10,387
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	13,465	11,994
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	840	806
3.625%, 12/01/2027	1,375	1,269
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,230	1,159
3.200%, 01/25/2023	200	196
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	2,273
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,932	4,748
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,495	1,314
Macquarie Group
6.250%, 01/14/2021 (A)	40	42
6.000%, 01/14/2020 (A)	100	103
Marsh & McLennan
4.200%, 03/01/2048	1,585	1,401
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	605	910
4.900%, 04/01/2077 (A)	530	504
MetLife
10.750%, 08/01/2039	185	276
6.500%, 12/15/2032	170	206
5.875%, 02/06/2041	1,675	1,902
5.700%, 06/15/2035	11,989	13,268
4.875%, 11/13/2043	4,465	4,525
4.721%, 12/15/2044	4,830	4,778
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	258
Morgan Stanley
7.250%, 04/01/2032	155	193
4.375%, 01/22/2047	765	699
Morgan Stanley MTN
6.375%, 07/24/2042	7,880	9,414
6.250%, 08/09/2026	8,221	9,067
4.300%, 01/27/2045	13,730	12,473
4.000%, 07/23/2025	500	489
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	10,070	8,986
3.887%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,490
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	6,495	6,129
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	1,650	1,536
3.125%, 07/27/2026	3,540	3,236

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	183

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	$595	$588
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	3,015	2,966
4.023%, 11/01/2032	542	547
3.400%, 02/07/2028	3,240	3,122
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3 Month+1.452%, 03/08/2029 (A)	60	55
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	1,856
4.950%, 04/22/2044 (A)	1,220	1,195
New York Life Global Funding
3.000%, 01/10/2028 (A)	4,035	3,769
New York Life Insurance
6.750%, 11/15/2039 (A)	4,015	5,139
5.875%, 05/15/2033 (A)	4,447	5,214
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,827	2,191
3.850%, 09/30/2047 (A)	6,084	5,409
Nuveen LLC
4.000%, 11/01/2028 (A)	4,390	4,407
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,875	1,632
PNC Bank
4.050%, 07/26/2028	4,725	4,653
3.800%, 07/25/2023	450	447
PNC Financial Services Group
6.700%, 06/10/2019	100	102
Prudential Financial
3.935%, 12/07/2049	6,922	5,969
3.905%, 12/07/2047	3,335	2,863
Prudential Financial MTN
6.625%, 06/21/2040	285	352
5.700%, 12/14/2036	6,654	7,292
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,217
Raymond James Financial
4.950%, 07/15/2046	1,250	1,191
Securian Financial Group
4.800%, 04/15/2048 (A)	2,236	2,130
State Street
4.141%, VAR ICE LIBOR USD 3 Month+1.030%, 12/03/2029	2,215	2,220
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,188
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,332	1,682
4.900%, 09/15/2044 (A)	2,355	2,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.270%, 05/15/2047 (A)	$7,033	$6,596
Travelers
6.750%, 06/20/2036	3,148	3,979
5.350%, 11/01/2040	1,565	1,741
4.050%, 03/07/2048	1,800	1,673
4.000%, 05/30/2047	1,555	1,429
Travelers MTN
6.250%, 06/15/2037	4,767	5,770
UBS MTN
4.500%, 06/26/2048 (A)	3,145	3,101
US Bancorp MTN
4.125%, 05/24/2021	22	22
Validus Holdings
8.875%, 01/26/2040	2,155	3,096
Wachovia
7.500%, 04/15/2035	440	544
6.600%, 01/15/2038	5,585	6,715
5.850%, 02/01/2037	14,498	16,093
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,886
Wells Fargo
5.950%, 08/26/2036	5,915	6,642
5.606%, 01/15/2044	5,248	5,556
3.900%, 05/01/2045	11,704	10,399
3.000%, 04/22/2026	1,410	1,299
Wells Fargo MTN
4.900%, 11/17/2045	3,855	3,703
4.750%, 12/07/2046	9,726	9,198
4.650%, 11/04/2044	4,600	4,257
4.600%, 04/01/2021	40	41
4.400%, 06/14/2046	5,860	5,269
4.300%, 07/22/2027	1,207	1,169
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	17,111	16,170

		709,927

Health Care — 10.0%
AbbVie
4.875%, 11/14/2048	1,895	1,726
4.700%, 05/14/2045	280	250
4.250%, 11/14/2028	1,885	1,808
Aetna
6.750%, 12/15/2037	781	935
4.750%, 03/15/2044	1,407	1,330
Allergan Funding SCS
4.850%, 06/15/2044	625	574
Allina Health System
4.805%, 11/15/2045	1,616	1,645
Amgen
6.375%, 06/01/2037	720	829
4.400%, 05/01/2045	1,975	1,808

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anthem
4.650%, 08/15/2044	$900	$852
4.625%, 05/15/2042	300	281
4.550%, 03/01/2048	170	157
4.375%, 12/01/2047	4,285	3,841
Ascension Health
4.847%, 11/15/2053	520	554
3.945%, 11/15/2046	1,355	1,256
AstraZeneca
6.450%, 09/15/2037	5,195	6,142
4.375%, 11/16/2045	3,850	3,592
4.375%, 08/17/2048	800	739
4.000%, 01/17/2029	800	778
4.000%, 09/18/2042	450	399
Barnabas Health
4.000%, 07/01/2028	2,240	2,210
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,327
Cardinal Health
4.368%, 06/15/2047	2,595	2,147
Celgene
5.250%, 08/15/2043	670	641
4.625%, 05/15/2044	780	678
4.550%, 02/20/2048	3,880	3,360
Cigna
3.875%, 10/15/2047	500	407
City of Hope
5.623%, 11/15/2043	850	966
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,948	1,906
Covidien International Finance
6.550%, 10/15/2037	2,150	2,665
CVS Health
5.050%, 03/25/2048	15,300	14,851
4.780%, 03/25/2038	7,835	7,475
Eli Lilly
3.950%, 05/15/2047	9,187	8,617
3.100%, 05/15/2027	2,445	2,332
Gilead Sciences
4.800%, 04/01/2044	11,454	11,153
4.750%, 03/01/2046	7,795	7,497
4.600%, 09/01/2035	2,810	2,744
4.500%, 02/01/2045	11,880	11,145
4.150%, 03/01/2047	7,575	6,717
4.000%, 09/01/2036	950	871
2.950%, 03/01/2027	1,900	1,740
GlaxoSmithKline Capital
6.375%, 05/15/2038	14,079	17,360
3.875%, 05/15/2028	4,335	4,326
Halfmoon Parent
4.900%, 12/15/2048 (A)	4,180	3,980
4.800%, 08/15/2038 (A)	5,130	4,936

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hartford HealthCare
5.746%, 04/01/2044	$2,130	$2,354
Highmark
6.125%, 05/15/2041 (A)	550	593
4.750%, 05/15/2021 (A)	665	677
Humana
8.150%, 06/15/2038	1,510	1,982
4.950%, 10/01/2044	500	500
4.800%, 03/15/2047	310	306
4.625%, 12/01/2042	55	52
Johnson & Johnson
4.850%, 05/15/2041	5,652	6,097
4.500%, 12/05/2043	200	209
4.375%, 12/05/2033	8,300	8,726
3.625%, 03/03/2037	10,145	9,452
3.500%, 01/15/2048	2,590	2,315
3.400%, 01/15/2038	13,485	12,267
2.900%, 01/15/2028	2,575	2,424
Medtronic
6.500%, 03/15/2039	1,615	2,004
4.625%, 03/15/2044	6,416	6,477
4.625%, 03/15/2045	21,377	21,798
4.375%, 03/15/2035	12,663	12,705
Merck
5.750%, 11/15/2036	1,200	1,410
4.150%, 05/18/2043	3,050	3,044
3.700%, 02/10/2045	11,535	10,720
3.600%, 09/15/2042	3,340	3,085
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,606
NYU Langone Hospitals
4.428%, 07/01/2042	2,150	2,112
Pfizer
4.400%, 05/15/2044	5,495	5,545
4.300%, 06/15/2043	2,640	2,623
4.200%, 09/15/2048	5,955	5,787
4.100%, 09/15/2038	3,600	3,545
4.000%, 12/15/2036	11,866	11,458
Pharmacia
6.600%, 12/01/2028	1,145	1,376
Roche Holdings
4.000%, 11/28/2044 (A)	230	224
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,637
Stryker
4.625%, 03/15/2046	615	603
4.375%, 05/15/2044	1,220	1,142
4.100%, 04/01/2043	785	701
Sutter Health
2.286%, 08/15/2053	2,000	1,951
Trinity Health
4.125%, 12/01/2045	4,685	4,430

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	185

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
6.875%, 02/15/2038	$3,981	$5,185
6.625%, 11/15/2037	2,705	3,426
6.500%, 06/15/2037	3,825	4,785
5.950%, 02/15/2041	1,130	1,339
5.800%, 03/15/2036	325	376
5.700%, 10/15/2040	1,005	1,175
4.750%, 07/15/2045	12,510	12,887
4.625%, 07/15/2035	1,180	1,221
4.375%, 03/15/2042	30	29
4.250%, 03/15/2043	956	925
4.250%, 04/15/2047	2,530	2,438
4.250%, 06/15/2048	4,675	4,502
4.200%, 01/15/2047	6,067	5,813
3.950%, 10/15/2042	1,150	1,063
3.850%, 06/15/2028	2,615	2,609
3.750%, 10/15/2047	940	838
Wyeth LLC
6.500%, 02/01/2034	3,390	4,188
5.950%, 04/01/2037	17,748	21,175

		381,458

Industrials — 6.1%
3M MTN
3.625%, 10/15/2047	1,200	1,083
3.125%, 09/19/2046	2,275	1,871
Air Canada, Pass-Through Trust, Ser 2013-1, CI A
4.125%, 05/15/2025 (A)	411	408
Air Canada, Pass-Through Trust, Ser 2015-1, CI A
3.600%, 03/15/2027 (A)	4,751	4,556
Airbus
3.950%, 04/10/2047 (A)	2,500	2,299
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	1,709	1,661
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	4,385	4,122
American Airlines, Pass-Through Trust, Ser 2017-2, Cl AA
3.350%, 10/15/2029	4,237	4,067
Boeing
3.850%, 11/01/2048	6,808	6,267
3.625%, 03/01/2048	2,500	2,214
3.550%, 03/01/2038	365	335
3.375%, 06/15/2046	2,400	2,034
3.300%, 03/01/2035	5,670	5,015
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,705	1,826
4.950%, 09/15/2041	140	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.900%, 04/01/2044	$10,300	$10,714
4.550%, 09/01/2044	5,425	5,387
4.450%, 03/15/2043	560	552
4.400%, 03/15/2042	4,025	3,913
4.150%, 04/01/2045	10,205	9,573
4.150%, 12/15/2048	670	631
4.125%, 06/15/2047	3,815	3,578
4.050%, 06/15/2048	11,930	10,974
Canadian National Railway
6.250%, 08/01/2034	2,393	2,910
6.200%, 06/01/2036	5,665	6,773
4.500%, 11/07/2043	3,800	3,805
4.450%, 01/20/2049	5,895	5,995
3.650%, 02/03/2048	2,000	1,787
3.200%, 08/02/2046	4,045	3,340
Caterpillar
5.200%, 05/27/2041	395	427
4.750%, 05/15/2064	5,110	4,977
3.803%, 08/15/2042	5,890	5,315
Crane
4.200%, 03/15/2048	775	693
CSX
4.500%, 08/01/2054	900	824
Deere
3.900%, 06/09/2042	4,190	3,972
FedEx
4.950%, 10/17/2048	1,560	1,512
GE Capital International Funding Unlimited
4.418%, 11/15/2035	21,896	17,687
General Electric
4.500%, 03/11/2044	2,891	2,325
General Electric MTN
5.875%, 01/14/2038	20,757	19,311
Honeywell International
3.812%, 11/21/2047	1,085	1,007
Johnson Controls International
5.700%, 03/01/2041	55	56
4.950%, 07/02/2064	695	624
Lockheed Martin
4.700%, 05/15/2046	1,000	1,019
Norfolk Southern
5.100%, 08/01/2118	1,900	1,810
4.050%, 08/15/2052	458	402
Parker-Hannifin
4.100%, 03/01/2047	4,579	4,263
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,724
Raytheon
4.700%, 12/15/2041	560	593
4.200%, 12/15/2044	3,500	3,458
Siemens Financieringsmaatschappij
3.300%, 09/15/2046 (A)	5,755	4,730

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Snap-on
4.100%, 03/01/2048	$2,845	$2,667
Stanley Black & Decker
5.200%, 09/01/2040	280	296
Union Pacific
4.800%, 09/10/2058	2,089	2,021
4.750%, 09/15/2041	2,829	2,807
4.500%, 09/10/2048	1,000	962
4.375%, 11/15/2065	1,980	1,720
3.875%, 02/01/2055	730	600
3.799%, 10/01/2051	5,660	4,651
United Parcel Service
8.375%, 04/01/2030	710	938
6.200%, 01/15/2038	3,152	3,814
3.750%, 11/15/2047	2,715	2,394
3.625%, 10/01/2042	1,595	1,390
3.400%, 11/15/2046	3,925	3,255
United Technologies
6.125%, 07/15/2038	4,124	4,691
4.625%, 11/16/2048	1,225	1,178
4.500%, 06/01/2042	7,130	6,668
4.150%, 05/15/2045	1,750	1,562
3.750%, 11/01/2046	1,105	921
US Airways, Pass-Through Trust, Ser 2012-1, CI A
5.900%, 10/01/2024	1,638	1,738
WW Grainger
4.600%, 06/15/2045	1,433	1,403
4.200%, 05/15/2047	4,929	4,569

		234,811

Information Technology — 10.2%
Alibaba Group Holding
4.200%, 12/06/2047	6,745	5,838
Apple
4.650%, 02/23/2046	13,250	13,504
4.450%, 05/06/2044	780	778
4.375%, 05/13/2045	18,015	17,790
3.850%, 05/04/2043	3,150	2,891
3.850%, 08/04/2046	22,327	20,230
3.750%, 09/12/2047	8,155	7,352
3.750%, 11/13/2047	2,000	1,784
3.450%, 02/09/2045	10,410	8,909
2.900%, 09/12/2027	2,080	1,922
Applied Materials
4.350%, 04/01/2047	4,496	4,206
Cisco Systems
5.900%, 02/15/2039	9,028	10,802
5.500%, 01/15/2040	7,185	8,290
Dell International LLC
8.350%, 07/15/2046 (A)	4,730	5,214
8.100%, 07/15/2036 (A)	3,050	3,290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
6.200%, 10/15/2035	$2,170	$2,095
Intel
4.100%, 05/19/2046	2,234	2,117
4.100%, 05/11/2047	5,555	5,214
4.000%, 12/15/2032	170	171
3.734%, 12/08/2047	19,788	17,550
International Business Machines
5.600%, 11/30/2039	2,095	2,290
Microsoft
5.300%, 02/08/2041	475	546
4.875%, 12/15/2043	1,200	1,307
4.450%, 11/03/2045	1,315	1,359
4.250%, 02/06/2047	4,925	4,975
4.100%, 02/06/2037	19,799	19,755
4.000%, 02/12/2055	17,538	16,462
3.750%, 02/12/2045	24,475	22,744
3.700%, 08/08/2046	43,118	39,875
3.500%, 02/12/2035	2,395	2,241
3.500%, 11/15/2042	670	601
3.450%, 08/08/2036	10,750	9,920
2.400%, 08/08/2026	1,255	1,151
Oracle
6.500%, 04/15/2038	7,067	8,738
4.375%, 05/15/2055	3,515	3,307
4.300%, 07/08/2034	16,130	15,878
4.125%, 05/15/2045	15,460	14,442
4.000%, 07/15/2046	25,149	22,812
4.000%, 11/15/2047	10,415	9,423
3.800%, 11/15/2037	13,250	12,128
2.650%, 07/15/2026	5,050	4,618
QUALCOMM
4.800%, 05/20/2045	1,885	1,758
4.650%, 05/20/2035	3,305	3,169
4.300%, 05/20/2047	7,538	6,577
Texas Instruments
4.150%, 05/15/2048	11,552	11,101
Visa
4.300%, 12/14/2045	5,890	5,893
4.150%, 12/14/2035	4,680	4,706
3.650%, 09/15/2047	1,530	1,389
3.150%, 12/14/2025	1,005	970

		390,082

Materials — 1.2%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,597
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,610
5.000%, 09/30/2043	8,415	8,883
Braskem America Finance
7.125%, 07/22/2041 (A)	1,340	1,467

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	187

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	$785	$722
Dow Chemical
5.550%, 11/30/2048 (A)	2,934	2,961
DowDuPont
5.419%, 11/15/2048	1,810	1,844
5.319%, 11/15/2038	3,200	3,264
Georgia-Pacific LLC
8.875%, 05/15/2031	1,735	2,491
7.250%, 06/01/2028	330	408
International Paper
8.700%, 06/15/2038	1,000	1,337
Nacional del Cobre de Chile
4.500%, 08/01/2047 (A)	2,215	2,031
Rio Tinto Alcan
7.250%, 03/15/2031	1,790	2,263
Rio Tinto Finance USA
5.200%, 11/02/2040	4,047	4,358
4.125%, 08/21/2042	7,345	6,870
Union Carbide
7.750%, 10/01/2096	25	30
Vale Overseas
6.875%, 11/10/2039	2,310	2,606

		44,742

Real Estate — 1.2%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,034	2,970
AvalonBay Communities MTN
4.150%, 07/01/2047	5,050	4,626
Crown Castle International
4.750%, 05/15/2047	255	236
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	3,958
ERP Operating
4.625%, 12/15/2021	33	34
4.500%, 07/01/2044	4,000	3,872
4.500%, 06/01/2045	1,450	1,403
4.000%, 08/01/2047	2,000	1,776
Essex Portfolio
4.500%, 03/15/2048	862	808
GLP Capital
5.300%, 01/15/2029	1,070	1,029
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,899
Prologis
4.375%, 09/15/2048	1,905	1,846
Realty Income
4.650%, 03/15/2047	4,655	4,493
Simon Property Group
6.750%, 02/01/2040	4,465	5,538
4.750%, 03/15/2042	5,270	5,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 03/01/2021	$40	$41
4.250%, 11/30/2046	2,000	1,857
3.300%, 01/15/2026	560	530
Ventas Realty
5.700%, 09/30/2043	2,530	2,703
Welltower
5.125%, 03/15/2043	1,085	1,057
4.950%, 09/01/2048	1,000	951

		46,883

Utilities — 14.9%
AEP Transmission LLC
4.000%, 12/01/2046	5,703	5,288
Alabama Power
5.200%, 06/01/2041	155	161
5.125%, 02/15/2019	195	196
4.300%, 07/15/2048	2,300	2,194
4.150%, 08/15/2044	135	127
3.850%, 12/01/2042	7,967	7,205
3.700%, 12/01/2047	1,593	1,378
Ameren Illinois
3.700%, 12/01/2047	6,470	5,735
American Water Capital
4.200%, 09/01/2048	800	749
3.750%, 09/01/2047	1,750	1,512
Appalachian Power
6.700%, 08/15/2037	50	59
5.800%, 10/01/2035	125	138
4.600%, 03/30/2021	70	72
Arizona Public Service
8.750%, 03/01/2019	455	461
5.050%, 09/01/2041	50	53
4.500%, 04/01/2042	12	12
4.350%, 11/15/2045	1,735	1,683
Atmos Energy
4.125%, 10/15/2044	4,005	3,733
Baltimore Gas & Electric
6.350%, 10/01/2036	125	149
5.200%, 06/15/2033	1,620	1,756
3.500%, 08/15/2046	5,135	4,377
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,242	2,618
5.150%, 11/15/2043	470	491
4.450%, 01/15/2049 (A)	4,200	4,021
3.800%, 07/15/2048	11,470	9,864
Black Hills
4.200%, 09/15/2046	1,100	992
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,372
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	1,937

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CenterPoint Energy Houston Electric LLC
3.950%, 03/01/2048	$500	$460
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,220
4.500%, 01/15/2021	40	40
Cleco Power
6.000%, 12/01/2040	1,150	1,276
Commonwealth Edison
4.700%, 01/15/2044	6,023	6,263
4.600%, 08/15/2043	2,070	2,102
4.000%, 03/01/2048	5,010	4,634
3.750%, 08/15/2047	5,805	5,269
3.700%, 03/01/2045	11,570	10,237
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,144
4.000%, 04/01/2048	6,947	6,500
3.200%, 03/15/2027	780	738
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,405
6.200%, 06/15/2036	65	77
5.700%, 06/15/2040	40	45
5.500%, 12/01/2039	75	83
4.650%, 12/01/2048	12,920	12,869
4.625%, 12/01/2054	1,075	1,019
4.500%, 05/15/2058	750	692
4.450%, 03/15/2044	650	630
4.000%, 11/15/2057	4,240	3,608
3.950%, 03/01/2043	5,840	5,292
3.875%, 06/15/2047	9,283	8,253
3.850%, 06/15/2046	4,817	4,245
Consumers Energy
4.350%, 04/15/2049	1,465	1,449
Dominion Energy
5.250%, 08/01/2033	20	21
DTE Electric
3.950%, 06/15/2042	80	75
3.900%, 06/01/2021	30	30
3.700%, 03/15/2045	7,900	7,083
Duke Energy
3.550%, 09/15/2021	17	17
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	133
6.100%, 06/01/2037	2,010	2,334
6.050%, 04/15/2038	2,035	2,412
6.000%, 01/15/2038	4,366	5,181
5.300%, 02/15/2040	9,605	10,660
4.250%, 12/15/2041	2,400	2,309
4.000%, 09/30/2042	15,250	14,087
3.900%, 06/15/2021	50	51
3.875%, 03/15/2046	5,590	5,016
3.750%, 06/01/2045	500	443
3.700%, 12/01/2047	3,360	2,930

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Florida LLC
6.400%, 06/15/2038	$3,255	$4,044
4.200%, 07/15/2048	1,030	980
3.400%, 10/01/2046	1,315	1,093
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	3,944
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,302
6.350%, 08/15/2038	3,185	3,913
4.900%, 07/15/2043	965	1,009
3.750%, 05/15/2046	1,750	1,565
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,824
4.200%, 08/15/2045	4,810	4,555
4.150%, 12/01/2044	1,250	1,175
4.100%, 05/15/2042	530	494
3.700%, 10/15/2046	650	568
3.600%, 09/15/2047	850	725
Electricite de France
6.000%, 01/22/2114 (A)	6,458	6,265
5.000%, 09/21/2048 (A)	2,415	2,149
4.950%, 10/13/2045 (A)	2,135	1,942
4.875%, 09/21/2038 (A)	2,950	2,669
4.750%, 10/13/2035 (A)	1,625	1,537
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,053
Enel Finance International
4.750%, 05/25/2047 (A)	910	740
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,539
4.200%, 09/01/2048	3,585	3,446
4.000%, 03/15/2033	1,885	1,841
3.250%, 04/01/2028	3,475	3,293
Entergy Mississippi
2.850%, 06/01/2028	4,370	3,984
Exelon
4.950%, 06/15/2035	1,805	1,796
FirstEnergy
4.850%, 07/15/2047	40	39
Florida Power & Light
5.960%, 04/01/2039	2,570	3,064
5.690%, 03/01/2040	5,728	6,724
5.650%, 02/01/2037	1,000	1,156
4.050%, 06/01/2042	3,460	3,336
4.050%, 10/01/2044	2,715	2,584
3.950%, 03/01/2048	4,525	4,201
3.800%, 12/15/2042	4,720	4,312
Georgia Power
4.300%, 03/15/2042	6,235	5,602
4.300%, 03/15/2043	2,945	2,659
Gulf Power
4.550%, 10/01/2044	700	694

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	189

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indiana Michigan Power
4.550%, 03/15/2046	$780	$773
4.250%, 08/15/2048	1,390	1,326
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	4,150	4,061
4.650%, 06/01/2043 (A)	4,250	4,191
International Transmission
4.625%, 08/15/2043	2,905	2,883
Jersey Central Power & Light
6.150%, 06/01/2037	775	880
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,584	6,876
Kansas City Power & Light
4.200%, 06/15/2047	500	464
4.200%, 03/15/2048	1,000	931
Kentucky Utilities
5.125%, 11/01/2040	2,565	2,808
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,151	4,779
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	3,462
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,558
4.400%, 10/15/2044	7,655	7,639
4.250%, 05/01/2046	2,775	2,713
3.950%, 08/01/2047	2,060	1,905
3.650%, 08/01/2048	4,365	3,841
MidAmerican Energy MTN
5.800%, 10/15/2036	635	744
5.750%, 11/01/2035	640	732
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	922
Nevada Power
6.650%, 04/01/2036	100	126
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,079
4.119%, 11/28/2042 (A)	2,000	1,863
NiSource
5.950%, 06/15/2041	220	242
5.800%, 02/01/2042	900	961
4.375%, 05/15/2047	2,635	2,388
Northern States Power
6.250%, 06/01/2036	1,176	1,441
6.200%, 07/01/2037	7,650	9,381
3.600%, 05/15/2046	500	440
3.400%, 08/15/2042	464	402
Oglethorpe Power
5.375%, 11/01/2040	2,735	2,953
5.250%, 09/01/2050	755	747
4.250%, 04/01/2046	1,745	1,560
4.200%, 12/01/2042	3,740	3,366

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ohio Edison
8.250%, 10/15/2038	$655	$908
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,352
Oncor Electric Delivery LLC
7.000%, 09/01/2022	85	96
5.300%, 06/01/2042	1,555	1,741
5.250%, 09/30/2040	4,606	5,148
4.550%, 12/01/2041	4,960	5,068
4.100%, 11/15/2048 (A)	1,500	1,435
One Gas
4.658%, 02/01/2044	720	743
Pacific Gas & Electric
4.750%, 02/15/2044	421	352
4.000%, 12/01/2046	2,840	2,167
3.950%, 12/01/2047	1,116	838
PacifiCorp
6.250%, 10/15/2037	4,315	5,275
6.000%, 01/15/2039	5,065	6,085
4.100%, 02/01/2042	2,920	2,795
PECO Energy
4.800%, 10/15/2043	1,505	1,545
3.700%, 09/15/2047	290	255
Pennsylvania Electric
6.150%, 10/01/2038	100	115
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,319
3.640%, 11/01/2046	1,300	1,132
Potomac Electric Power
4.950%, 11/15/2043	950	992
PPL Electric Utilities
4.750%, 07/15/2043	3,600	3,750
3.950%, 06/01/2047	4,455	4,120
Progress Energy
4.400%, 01/15/2021	25	25
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,042
4.000%, 06/01/2044	695	636
3.800%, 01/01/2043	2,000	1,844
3.800%, 03/01/2046	2,000	1,806
3.650%, 09/01/2042	1,905	1,698
3.600%, 12/01/2047	5,445	4,731
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,451
4.300%, 03/15/2044	1,780	1,743
3.950%, 03/15/2043	5,845	5,388
2.900%, 05/15/2025	5,070	4,812
Public Service of Oklahoma
4.400%, 02/01/2021	27	27
Puget Sound Energy
5.795%, 03/15/2040	130	150
4.223%, 06/15/2048	2,470	2,380

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
San Diego Gas & Electric
6.000%, 06/01/2026	$340	$386
3.750%, 06/01/2047	5,125	4,462
Sempra Energy
9.800%, 02/15/2019	50	51
4.000%, 02/01/2048	2,300	1,895
3.800%, 02/01/2038	1,150	970
South Carolina Electric & Gas
5.100%, 06/01/2065	375	366
4.350%, 02/01/2042	4,845	4,590
4.250%, 08/15/2028	800	800
Southern California Edison
5.950%, 02/01/2038	280	300
5.350%, 07/15/2035	2,240	2,267
4.650%, 10/01/2043	8,019	7,750
4.125%, 03/01/2048	6,075	5,420
4.050%, 03/15/2042	5,355	4,750
4.000%, 04/01/2047	5,669	4,957
Southern California Gas
4.300%, 01/15/2049	1,605	1,568
4.125%, 06/01/2048	4,025	3,910
3.750%, 09/15/2042	3,150	2,826
Southern Gas Capital
5.875%, 03/15/2041	600	668
4.400%, 06/01/2043	665	610
3.950%, 10/01/2046	400	340
3.500%, 09/15/2021	68	68
Southwest Gas
3.800%, 09/29/2046	1,025	887
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,394
3.850%, 02/01/2048	2,505	2,135
Southwestern Public Service
4.500%, 08/15/2041	10,725	10,666
3.700%, 08/15/2047	5,160	4,518
Tampa Electric
4.350%, 05/15/2044	1,225	1,182
Tucson Electric Power
4.850%, 12/01/2048	4,230	4,253
Union Electric
8.450%, 03/15/2039	2,780	4,018
Virginia Electric & Power
6.350%, 11/30/2037	920	1,127
4.650%, 08/15/2043	5,230	5,247
4.600%, 12/01/2048	3,310	3,276
4.450%, 02/15/2044	8,250	8,021
4.000%, 01/15/2043	300	275
4.000%, 11/15/2046	1,720	1,542
Wisconsin Electric Power
3.650%, 12/15/2042	3,930	3,445
2.950%, 09/15/2021	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wisconsin Power & Light
4.100%, 10/15/2044	$325	$303
3.050%, 10/15/2027	2,840	2,680
Wisconsin Public Service
4.752%, 11/01/2044	3,615	3,808
Xcel Energy
4.800%, 09/15/2041	1,067	1,086

		569,702

Total Corporate Obligations (Cost $3,531,950) ($ Thousands)		3,297,771

MUNICIPAL BONDS — 6.3%

Alabama — 0.0%
Alabama, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,011

California — 2.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,845	3,751
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,450	2,282
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	2,635
7.600%, 11/01/2040	410	588
7.550%, 04/01/2039	10,640	15,028
7.500%, 04/01/2034	18,535	25,021
7.300%, 10/01/2039	12,750	17,370
California State, GO Callable 04/01/2028 @ 100
4.500%, 04/01/2033	2,000	2,076
East Bay Municipal Utility District, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,559
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	680	796
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,430
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	655
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,394
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,799

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	191

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	$955	$1,086
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	8,853
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,148
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,980	2,501
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,199
San Jose, Redevelopment Agency, Ser A-T, TA Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,153
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,000	2,307
University of California, RB
5.946%, 05/15/2045	3,000	3,610
5.770%, 05/15/2043	5,100	6,014
University of California, Ser AD, RB
4.858%, 05/15/2112	1,600	1,581
University of California, Ser AP, RB
3.931%, 05/15/2045	950	909
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	2,613
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	982

		110,340

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	551

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,234	2,466
6.637%, 04/01/2057	3,742	4,025

		6,491

Illinois — 0.1%
Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	$2,310	$2,392

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	5,085	5,964

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	988

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,263
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	614

		1,877

New Jersey — 0.4%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	4,027
7.102%, 01/01/2041	6,485	8,757
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	1,873

		14,657

New York — 1.1%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,453
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	268
4.458%, 10/01/2062	7,225	7,158
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	550
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	477
New York City, Build America Project, GO
5.985%, 12/01/2036	1,625	1,933
5.206%, 10/01/2031	750	831

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	$750	$939
5.882%, 06/15/2044	500	622
5.724%, 06/15/2042	3,720	4,471
5.440%, 06/15/2043	3,000	3,512
New York City, Ser B-3, GO Callable 10/01/2027 @ 100
3.050%, 10/01/2029	1,000	925
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,042
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	7,010	8,163
5.508%, 08/01/2037	1,890	2,212
5.267%, 05/01/2027	1,000	1,111
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 08/01/2028 @ 100
3.730%, 08/01/2029	1,000	994
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,233
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,230

		41,124

Ohio — 0.2%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,525
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	3,905
Ohio State, Hospital Facilities Revenue Authority, RB
3.700%, 01/01/2043	970	908

		7,338

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,795

Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,364
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,527
Houston, GO
3.961%, 03/01/2047	1,500	1,461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Utility System Revenue Authority, Ser B, RB
3.828%, 05/15/2028	$1,250	$1,275
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,148
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	1,757
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	4,689
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,279
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,605
Texas State, Transportation Commission Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	5,025	5,637
University of Texas, Build America Project, Ser B, RB Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	61
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,295

		32,098

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	499

Washington — 0.2%
Washington State, Build America Bond Project, GO
5.040%, 08/01/2031	1,260	1,384
Washington State, Build America Project, GO
5.140%, 08/01/2040	4,495	5,102

		6,486

Total Municipal Bonds (Cost $250,534) ($ Thousands)		238,400

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bills
2.122%, 12/13/2018 (B)	39	39
U.S. Treasury Bonds
4.500%, 05/15/2038	7,717	9,200

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	193

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Long Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.375%, 11/15/2048	$8,855	$8,961
3.125%, 05/15/2048	57,744	55,662
3.000%, 02/15/2048	5,214	4,904
3.000%, 08/15/2048	83,805	78,826
2.750%, 08/15/2047	14,349	12,844
U.S. Treasury Notes
3.125%, 11/15/2028	9,635	9,727
3.000%, 10/31/2025	730	734
2.875%, 08/15/2028	24,235	23,945
2.000%, 02/15/2025	12,155	11,522
1.625%, 05/15/2026	5,380	4,906

Total U.S. Treasury Obligations (Cost $221,509) ($ Thousands)		221,270

SOVEREIGN DEBT — 0.1%
Chile Government International Bond
3.860%, 06/21/2047	3,115	2,824
Israel Government International Bond
4.125%, 01/17/2048	1,610	1,501

Total Sovereign Debt (Cost $4,672) ($ Thousands)		4,325

	Shares

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	66,513,464	66,513

(Cost $66,513) ($ Thousands)		66,513

Total Investments in Securities — 100.1% (Cost $4,075,178) ($ Thousands)		$3,828,279

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	773	Mar-2019	$92,088	$92,337	$249
U.S. 2-Year Treasury Note	897	Apr-2019	189,131	189,253	122
U.S. 5-Year Treasury Note	(860)	Mar-2019	(96,950)	(97,146)	(196)
U.S. Long Treasury Bond	(951)	Mar-2019	(132,552)	(133,051)	(499)
U.S. Ultra Long Treasury Bond	573	Mar-2019	87,293	87,329	36
U.S. Ultra Long Treasury Bond	17	Mar-2019	2,594	2,591	(3)
Ultra 10-Year U.S. Treasury Note	91	Mar-2019	11,462	11,512	50
Ultra 10-Year U.S. Treasury Note	(173)	Mar-2019	(21,806)	(21,885)	(79)

			$131,260	$130,940	$(320)

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Percentages are based on Net Assets of $3,826,289 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $267,729 ($ Thousands), representing 7.0% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

Cl — Class

GO — General Obligation

GP — General Partner

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$3,297,771	$–	$3,297,771
Municipal Bonds	–	238,400	–	238,400
U.S. Treasury Obligations	–	221,270	–	221,270
Sovereign Debt	–	4,325	–	4,325
Cash Equivalent	66,513	–	–	66,513

Total Investments in Securities	$66,513	$3,761,766	$–	$3,828,279

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	457	–	–	457
Unrealized Depreciation	(777)	–	–	(777)

Total Other Financial Instruments	$(320)	$–	$–	$(320)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$36,260	$671,273	$(641,020)	$66,513	$421

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	195

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund

Sector Weightings†:

†Percentages based on total investments

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.2%

Communication Services — 1.1%
AT&T
5.200%, 03/15/2020	$1,620	$1,656
3.316%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	1,250	1,254
Comcast
3.300%, 10/01/2020	2,265	2,265
Discovery Communications LLC
2.200%, 09/20/2019	220	218

		5,393

Consumer Discretionary — 4.4%
Alimentation Couche-Tard
2.834%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	1,585	1,585
AutoZone
1.625%, 04/21/2019	160	159
BMW US Capital LLC
2.835%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	1,705	1,696
Daimler Finance North America LLC
3.148%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,810	1,815
3.127%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	500	498
3.112%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (A)	625	624
1.500%, 07/05/2019 (A)	670	663

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dollar Tree
3.149%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	$1,100	$1,100
eBay
3.390%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,200	1,199
Ford Motor Credit LLC
3.656%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	732
3.164%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	1,000	999
2.021%, 05/03/2019	1,300	1,291
General Motors
3.389%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	969	967
General Motors Financial
3.996%, VAR ICE LIBOR USD 3 Month+1.560%, 01/15/2020	500	505
3.366%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	900	899
Hyundai Capital America
3.348%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	726
Marriott International
3.268%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	800	800
Nissan Motor Acceptance MTN
3.326%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,001
2.776%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	850	848
Volkswagen Group of America Finance LLC
3.875%, 11/13/2020 (A)	1,100	1,101
3.558%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	1,150	1,143

		20,351

Consumer Staples — 3.1%
Anheuser-Busch InBev Finance
3.819%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	800	814
BAT Capital
3.204%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	2,500	2,496
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	775	767
3.003%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	1,300	1,292
Conagra Brands
3.219%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	775	773
Constellation Brands
2.000%, 11/07/2019	900	889

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
3.438%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	$850	$844
Kroger
2.000%, 01/15/2019	290	290
Kroger MTN
1.500%, 09/30/2019	615	606
Molson Coors Brewing
1.450%, 07/15/2019	240	237
Mondelez International Holdings Netherlands BV
3.119%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,645	1,646
Philip Morris International
3.066%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,805	2,813
Reckitt Benckiser Treasury Services
2.926%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	825	818

		14,285

Energy — 1.4%
Anadarko Petroleum
8.700%, 03/15/2019	750	762
6.950%, 06/15/2019	470	477
Andeavor Logistics
5.500%, 10/15/2019	430	436
Petroleos Mexicanos
6.000%, 03/05/2020	895	907
Phillips 66
3.289%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	665	664
3.186%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	955
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	600	585
Shell International Finance BV
2.684%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,540	1,541

		6,327

Financials — 24.7%
ABN AMRO Bank
3.085%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,230	1,231
ABN AMRO Bank MTN
2.860%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	950	947
AIG Global Funding
2.878%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,202

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	$1,500	$1,485
American Express Credit MTN
2.200%, 03/03/2020	2,050	2,021
American Honda Finance MTN
3.502%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,970	1,972
Assurant
3.624%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	795	795
Bank of America
2.857%, VAR ICE LIBOR USD 3 Month+0.380%, 01/23/2022	1,200	1,187
Bank of America MTN
5.625%, 07/01/2020	3,300	3,408
3.629%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	704
Bank of Montreal MTN
2.774%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,065	2,068
Bank of Nova Scotia
3.266%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,470	1,471
2.957%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	801
2.125%, 09/11/2019	1,370	1,360
Banque Federative du Credit Mutuel
2.959%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	875
BB&T MTN
3.201%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	800	800
2.904%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	651
BPCE MTN
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	676
Branch Banking & Trust
2.886%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	1,350	1,351
Canadian Imperial Bank of Commerce
2.874%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	2,450	2,441
2.843%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	1,115	1,118
2.100%, 10/05/2020	1,705	1,665
Capital One
3.670%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	1,000	1,002
Capital One Financial
3.378%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	1,820	1,825

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	197

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.970%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	$725	$724
Citibank
2.968%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	3,535	3,515
2.834%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	600	600
Citigroup
3.180%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	1,000	1,001
2.650%, 10/26/2020	610	600
Citizens Bank
3.499%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,250	1,242
3.259%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	1,000	999
Compass Bank
3.061%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	875	873
Cooperatieve Rabobank UA
3.244%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,360
2.938%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,300	1,298
Credit Agricole MTN
3.297%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	500	504
CSABS, Ser 2018-LD1
3.420%, 07/25/2024	337	336
Danske Bank MTN
3.248%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,249
Deutsche Bank NY
3.284%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	750	720
DNB Bank
2.768%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	875	873
Fifth Third Bank
2.971%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,210	1,212
2.948%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	598
2.770%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,250	1,244
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	2,050	2,045
Goldman Sachs Group
3.618%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	899
HSBC Bank
4.125%, 08/12/2020 (A)	2,270	2,294

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings
3.240%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	$890	$885
2.984%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	825	819
Huntington National Bank
2.837%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	375	375
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	500	496
ING Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	1,300	1,304
Intesa Sanpaolo NY
3.079%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	375	375
Jackson National Life Global Funding
3.111%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	600	604
2.811%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	2,320	2,314
JPMorgan Chase
4.400%, 07/22/2020	1,650	1,676
3.714%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	396	401
3.432%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	700	705
KeyBank
3.463%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,311
2.350%, 03/08/2019	750	749
KeyCorp MTN
2.900%, 09/15/2020	1,000	990
Manufacturers & Traders Trust
3.250%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,250	1,256
2.760%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,550	1,548
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	1,595	1,562
Morgan Stanley
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	800	802
3.414%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	1,555	1,555
3.337%, VAR ICE LIBOR USD 3
Month+0.850%, 01/24/2019	750	751
National Bank of Canada MTN
2.894%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	2,500	2,512
New York Life Global Funding
2.569%, VAR ICE LIBOR USD 3 Month+0.100%, 01/21/2020 (A)	1,050	1,048

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank
3.000%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	$750	$750
2.719%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	2,250	2,236
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	500	497
Protective Life Global Funding
1.722%, 04/15/2019 (A)	1,065	1,060
Regions Bank
3.118%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	600	595
Royal Bank of Canada
2.100%, 10/14/2020	2,500	2,449
Santander UK
3.358%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	846
Standard Chartered
3.558%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	825	819
Sumitomo Mitsui Banking
2.799%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	1,200	1,199
SunTrust Bank
3.057%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	2,615	2,619
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	800	791
Svenska Handelsbanken MTN
3.159%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	850	850
Synchrony Financial
3.812%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,750	1,751
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	2,175	2,163
Toronto-Dominion Bank MTN
2.761%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	2,260	2,259
UBS MTN
3.254%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	1,750	1,755
2.200%, 06/08/2020 (A)	2,000	1,961
US Bank
3.150%, 04/26/2021	2,250	2,237
Wells Fargo
3.597%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	704
Wells Fargo MTN
3.200%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,250	1,255
2.600%, 07/22/2020	2,450	2,411

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank MTN
2.973%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	$1,000	$1,004
2.720%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	1,110	1,106

		114,597

Health Care — 3.5%
Amgen
3.065%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,252
2.935%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,185	1,185
Anthem
2.500%, 11/21/2020	900	883
Becton Dickinson
3.261%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	950	948
Cardinal Health
3.104%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,194
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	820	819
2.957%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	1,345	1,346
Dignity Health
2.637%, 11/01/2019	2,060	2,048
Gilead Sciences
2.588%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,550	1,550
Halfmoon Parent
3.200%, 09/17/2020 (A)	3,095	3,072
2.984%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	600	596
McKesson
3.650%, 11/30/2020	455	455
UnitedHealth Group
2.506%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	800	796

		16,144

Industrials — 1.9%
Air Lease
2.125%, 01/15/2020	650	639
Aviation Capital Group LLC
3.190%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	945
Equifax
3.486%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	1,220	1,225

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	199

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fortive
1.800%, 06/15/2019	$61	$61
GE Capital International Funding Unlimited
2.342%, 11/15/2020	1,875	1,783
General Dynamics
2.875%, 05/11/2020	2,045	2,040
General Electric MTN
3.028%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	200	196
John Deere Capital MTN
2.350%, 01/08/2021	685	671
TTX MTN
2.250%, 02/01/2019 (A)	465	464
United Technologies
2.891%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	900	901

		8,925

Information Technology — 1.2%
Broadcom
2.375%, 01/15/2020	1,400	1,381
DXC Technology
2.875%, 03/27/2020	610	604
Hewlett Packard Enterprise
3.059%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	600	597
2.100%, 10/04/2019 (A)	1,225	1,208
IBM Credit LLC
3.177%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,670	1,671

		5,461

Materials — 0.6%
Air Liquide Finance
1.375%, 09/27/2019 (A)	900	888
DowDuPont
3.766%, 11/15/2020	695	698
International Flavors & Fragrances
3.400%, 09/25/2020	380	379
Syngenta Finance
3.698%, 04/24/2020 (A)	750	745

		2,710

Real Estate — 0.1%
American Tower
2.800%, 06/01/2020	643	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Sovereign — 0.9%
International Bank for Reconstruction & Development
2.460%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	$4,090	$4,089

Telecommunication Services — 0.7%
Discovery Communications
3.048%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	760	761
Verizon Communications
2.986%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	2,565	2,567

		3,328

Utilities — 1.6%
American Electric Power
2.150%, 11/13/2020	750	730
Consolidated Edison of New York
2.773%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	2,005	2,004
DTE Energy
1.500%, 10/01/2019	870	857
Emera US Finance
2.150%, 06/15/2019	340	338
Sempra Energy
2.686%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	2,350	2,346
1.625%, 10/07/2019	395	389
Southern
3.096%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	600	598

		7,262

Total Corporate Obligations (Cost $210,156) ($ Thousands)		209,507

ASSET-BACKED SECURITIES — 26.5%

Automotive — 10.0%

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	433	433
American Credit Acceptance Receivables Trust, Ser 2017-4, CI A
2.000%, 07/10/2020 (A)	79	79
American Credit Acceptance Receivables Trust, Ser 2018-2, CI A
2.940%, 01/10/2022 (A)	745	743

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2018-3, CI A
2.920%, 08/12/2021 (A)	$433	$432
AmeriCredit Automobile Receivables Trust, Ser 2014-3, CI D
3.130%, 10/08/2020	1,375	1,375
AmeriCredit Automobile Receivables Trust, Ser 2015-3, CI C
2.730%, 03/08/2021	825	824
AmeriCredit Automobile Receivables Trust, Ser 2016-2, CI A3
1.600%, 11/09/2020	98	98
AmeriCredit Automobile Receivables Trust, Ser 2016-2, CI C
2.870%, 11/08/2021	810	807
AmeriCredit Automobile Receivables Trust, Ser 2017-2, CI A2A
1.650%, 09/18/2020	65	64
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	415	412
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	335	333
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, CI A2A
1.772%, 12/19/2019 (A)	435	434
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	343	342
CarMax Auto Owner Trust, Ser 2018-3, Cl A2A
2.880%, 10/15/2021	1,050	1,047
Chesapeake Funding II LLC, Ser 2017-2A, CI A1
1.990%, 05/15/2029 (A)	396	391
Chesapeake Funding II LLC, Ser 2017-3A, CI A1
1.910%, 08/15/2029 (A)	421	416
Chesapeake Funding II LLC, Ser 2017-3A, CI A2
2.647%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	1,100	1,100
Chesapeake Funding II LLC, Ser 2017-4A, CI A1
2.120%, 11/15/2029 (A)	510	503
Chesapeake Funding II LLC, Ser 2017-4A, CI A2
2.647%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	2,085	2,086
Chesapeake Funding II LLC, Ser 2018-2A, CI A2
2.677%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	825	826
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	144	143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	$41	$41
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	104	104
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	136	136
CPS Auto Receivables Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	378	378
Credit Acceptance Auto Loan Trust, Ser 2016-2A, CI A
2.420%, 11/15/2023 (A)	590	589
Credit Acceptance Auto Loan Trust, Ser 2017-2A, CI A
2.550%, 02/17/2026 (A)	690	684
Credit Acceptance Auto Loan Trust, Ser 2017-3A, CI A
2.650%, 06/15/2026 (A)	300	297
Drive Auto Receivables Trust, Ser 2015-DA, CI D
4.590%, 01/17/2023 (A)	595	600
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	1,590	1,587
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	350	349
Drive Auto Receivables Trust, Ser 2018-4, CI B
3.360%, 10/17/2022	1,270	1,268
DT Auto Owner Trust, Ser 2017-4A, Cl B
2.440%, 01/15/2021 (A)	675	674
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	1,497	1,493
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	975	976
Enterprise Fleet Financing LLC, Ser 2016-2, CI A2
1.740%, 02/22/2022 (A)	423	421
Enterprise Fleet Financing LLC, Ser 2017-2, CI A2
1.970%, 01/20/2023 (A)	259	257
Enterprise Fleet Financing LLC, Ser 2018-2, CI A2
3.140%, 02/20/2024 (A)	465	463
Exeter Automobile Receivables Trust, Ser 2018-1A, CI A
2.210%, 05/17/2021 (A)	172	172
Exeter Automobile Receivables Trust, Ser 2018-3A, CI A
2.900%, 01/18/2022 (A)	740	739
First Investors Auto Owner Trust, Ser 2017-1A, CI A1
1.690%, 04/15/2021 (A)	40	40

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	201

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2017-2A, CI A1
1.860%, 10/15/2021 (A)	$87	$86
First Investors Auto Owner Trust, Ser 2018-1A, CI A1
2.840%, 05/16/2022 (A)	223	223
Flagship Credit Auto Trust, Ser 2017-2, Cl A 1.850%,
07/15/2021 (A)	188	187
Flagship Credit Auto Trust, Ser 2017-3, Cl A 1.880%,
10/15/2021 (A)	337	335
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	564	563
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	1,105	1,103
Ford Credit Auto Owner Trust, Ser 2014-1, CI A
2.260%, 11/15/2025 (A)	1,505	1,500
Ford Credit Auto Owner Trust, Ser 2014-C, CI C
2.160%, 08/15/2020	800	799
Ford Credit Auto Owner Trust, Ser 2015-2, CI A
2.440%, 01/15/2027 (A)	885	874
GLS Auto Receivables Trust, Ser 2017-1A, CI A2
2.670%, 04/15/2021 (A)	337	336
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	664	661
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	974	972
GM Financial Consumer Automobile, Ser 2017-1A, Cl A2A
1.510%, 03/16/2020 (A)	67	67
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A2.
2.360%, 06/15/2020	859	857
Mercedes-Benz Auto Lease Trust, Ser 2018-A, CI A2
2.200%, 04/15/2020	270	269
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,900	1,858
Nissan Auto Receivables Owner Trust, Ser 2016-A, Cl A3
1.340%, 10/15/2020	203	201
Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A2A
2.760%, 07/15/2021	580	579
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	1,475	1,466

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2018-1A, CI A2
2.970%, 12/15/2021 (A)	$1,000	$999
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,417	1,417
Santander Drive Auto Receivables Trust, Ser 2016-3, CI C
2.460%, 03/15/2022	725	719
Santander Drive Auto Receivables Trust, Ser 2018-1, CI A2
2.100%, 11/16/2020	138	137
Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/2021 (A)	2,150	2,127
Securitized Term Auto Receivables Trust, Ser 2017-2A, CI A2A
1.775%, 01/27/2020 (A)	110	109
Skopos Auto Receivables Trust, Ser 2018-1A, CI A
3.190%, 09/15/2021 (A)	422	422
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	622	619
Toyota Auto Receivables Owner Trust, Ser 2016-B, CI A3
1.300%, 04/15/2020	73	73
United Auto Credit Securitization Trust, Ser 2018-1, Cl A
2.260%, 04/10/2020 (A)	192	192
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	495	493
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	136	136
Westlake Automobile Receivables Trust, Ser 2018-1A, CI A2B
2.557%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	524	524
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	564	563
Wheels SPV 2 LLC, Ser 2017-1A, CI A2
1.880%, 04/20/2026 (A)	163	162
Wheels SPV 2 LLC, Ser 2018-1A, CI A2
3.060%, 04/20/2027 (A)	305	304
World Omni Select Auto Trust, Ser 2018-1A, CI B
3.680%, 07/15/2023 (A)	465	467

		46,555

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 3.9%

American Express Credit Account Master Trust, Ser 2014-1, Cl A
2.677%, VAR ICE LIBOR USD 1 Month+0.370%, 12/15/2021	$1,368	$1,369
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	636
Capital One Multi-Asset Execution Trust, Ser 2015-A3, CI A3
2.707%, VAR ICE LIBOR USD 1 Month+0.400%, 03/15/2023	780	782
Capital One Multi-Asset Execution Trust, Ser 2016-A3, CI A3
1.340%, 04/15/2022	2,750	2,727
Capital One Multi-Asset Execution Trust, Ser 2016-A6, CI A6
1.820%, 09/15/2022	2,167	2,143
CARDS II Trust, Ser 2017-1A, CI A
2.677%, VAR ICE LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	1,385	1,386
Discover Card Execution Note Trust, Ser 2015-A2, CI A
1.900%, 10/17/2022	3,420	3,365
Discover Card Execution Note Trust, Ser 2016-A2, CI A2
2.847%, VAR ICE LIBOR USD 1 Month+0.540%, 09/15/2021	2,000	2,002
Discover Card Execution Note Trust, Ser 2016-A4, CI A4
1.390%, 03/15/2022	360	355
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	1,110	1,099
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	550	544
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.790%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (A)	355	355
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	1,254	1,242

		18,005

Non-Agency Mortgage-Backed Obligations — 0.1%

Impac CMB Trust, Ser 2005-2, CI 1A1
2.835%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	61	60
Impac CMB Trust, Ser 2005-3, Cl A1
2.795%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	56	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
2.835%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	$148	$142

		256

Other Asset-Backed Securities — 12.5%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	328	328
Ally Master Owner Trust, Ser 2017-1, Cl A
2.707%, VAR ICE LIBOR USD 1 Month+0.400%, 02/15/2021	743	743
ALM VI, Ser 2018-6A, CI A1B3
3.636%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	975	967
Apidos CLO XII, Ser 2018-12A, CI AR
3.516%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	919
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, CI A
3.339%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,375	1,361
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE3, CI M2
3.335%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2035	202	203
BlueMountain CLO, Ser 2018-2A, CI A1R
3.375%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	1,275	1,270
Carlyle Global Market Strategies CLO, Ser 2017-2A, CI AR
3.335%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	331
Carlyle Global Market Strategies CLO, Ser 2018-1A, CI A1R2
3.419%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	1,000	990
CIFC Funding, Ser 2017-1A, CI A1R
3.686%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	1,060	1,061
CLUB Credit Trust, Ser 2017-P2, CI A	314	312
2.610%, 01/15/2024 (A)
CNH Equipment Trust, Ser 2017-C, Cl A2	1,269	1,263
1.840%, 03/15/2021
Colombia Cent CLO 27, Ser 2018-27A, Cl A1
3.640%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	720	717
Conn’s Receivables Funding LLC, Ser 2017-B, CI A
2.730%, 07/15/2020 (A)	9	9

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	203

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, CI M2
3.245%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	$638	$640
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	640	639
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	185	185
Engs Commercial Finance Trust, Ser 2018-1A, CI A1
2.970%, 02/22/2021 (A)	293	292
Finance of America Structured Securities Trust, Ser 2017-HB1, CI A
2.321%, 11/25/2027 (A)(B)	217	216
Finance of America Structured Securities Trust, Ser 2018-HB1, CI A
3.375%, 09/25/2028 (A)(B)	527	527
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl B
2.160%, 11/15/2021	475	470
Ford Credit Floorplan Master Owner Trust A, Ser 2017-1, Cl A1
2.070%, 05/15/2022	1,930	1,898
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, CI A1
1.950%, 11/15/2021	1,200	1,187
GreatAmerica Leasing Receivables Funding, Ser 2018-1, Cl A2
2.350%, 05/15/2020 (A)	345	344
GSAMP Trust, Ser 2006-HE1, CI A2D
2.625%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	670	670
KKR CLO, Ser 2018-21, Cl A
3.436%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	765
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.729%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	256	256
Madison Park Funding XXX, Ser 2018-30A, CI A
3.186%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,327
Magnetite VII, Ser 2018-7A, CI A1R2
3.236%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,233
Magnetite VIII, Ser 2018-8A, Cl AR2
3.416%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	679
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	157	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	$287	$286
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	330	330
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	575	575
MMAF Equipment Finance LLC, Ser 2013-AA, CI A5
2.570%, 06/09/2033 (A)	564	562
MMAF Equipment Finance LLC, Ser 2017-AA, CI A2
1.730%, 05/18/2020 (A)	72	72
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	475	469
Morgan Stanley Capital 1 Trust, Ser 2012-STAR, CI A1
2.084%, 08/05/2034 (A)	160	156
Nationstar HECM Loan Trust, Ser 2017-2A, CI A1
2.038%, 09/25/2027 (A)(B)	181	180
Nationstar HECM Loan Trust, Ser 2018-1A, CI A
2.760%, 02/25/2028 (A)(B)	248	248
Nationstar HECM Loan Trust, Ser 2018-2A, CI A
3.188%, 07/25/2028 (A)(B)	337	337
Navient Student Loan Trust, Ser 2016-6A, CI A1
2.795%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	46	46
NextGear Floorplan Master Owner Trust, Ser 2017-2A, CI A1
2.987%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,535
Nissan Master Owner Trust Receivables, Ser 2017-C, CI A
2.627%, VAR ICE LIBOR USD 1 Month+0.320%, 10/17/2022	2,000	1,996
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, CI A
3.193%, 01/25/2023 (A)	547	542
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, CI A
3.265%, 02/25/2023 (A)	337	335
NYCTL Trust, Ser 2017-A, CI A
1.870%, 11/10/2030 (A)	250	246
NYCTL Trust, Ser 2018-A, CI A
3.220%, 11/10/2031 (A)	1,620	1,616
Oak Hill Credit Partners X, Ser 2017-10A, CI AR
3.599%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	650	650

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2017-8A, CI A1R
3.299%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	$700	$698
Octagon Investment Partners 24, Ser 2017-1A, CI A1R
3.546%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	1,250	1,247
Octagon Investment Partners XX, Ser 2017-1A, CI AR
3.748%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	1,002	1,002
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	340	343
OZLM VII, Ser 2018-7RA, CI A1R
3.459%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	965	956
OZLM XII, Ser 2018-12A, CI A1R
3.570%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	650	649
Palmer Square CLO, Ser 2018-3A, Cl A2
3.966%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	820	818
PFS Financing, Ser 2016-BA, Cl A
1.870%, 10/15/2021 (A)	270	267
Prosper Marketplace Issuance Trust, Ser 2017-3A, CI A
2.360%, 11/15/2023 (A)	128	127
Prosper Marketplace Issuance Trust, Ser 2018-1A, CI A
3.110%, 06/17/2024 (A)	297	296
PRPM LLC, Ser 2018-1A, CI A1
3.750%, 04/25/2023 (A)(B)	472	467
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	470	469
Shackleton CLO, Ser 2018-6RA, CI A
3.356%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	725	717
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	182	182
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.990%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	265	266
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.580%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	280	280
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.610%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	418	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.190%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	$1,125	$1,149
SLM Student Loan Trust, Ser 2008-9, Cl A
3.990%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,164	1,177
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.835%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	285	285
SoFi Consumer Loan Program LLC, Ser 2016-2A, CI A
3.090%, 10/27/2025 (A)	769	766
SoFi Consumer Loan Program LLC, Ser 2016-3, CI A
3.050%, 12/26/2025 (A)	803	800
Sofi Consumer Loan Program LLC, Ser 2017-1, CI A
3.280%, 01/26/2026 (A)	718	716
Sofi Consumer Loan Program LLC, Ser 2017-6, CI A1
2.200%, 11/25/2026 (A)	204	203
Sofi Consumer Loan Program LLC, Ser 2018-1, CI A1
2.550%, 02/25/2027 (A)	471	468
Sofi Consumer Loan Program LLC, Ser 2018-2, CI A1
2.930%, 04/26/2027 (A)	438	437
Sofi Consumer Loan Program LLC, Ser 2018-3, CI A1
3.200%, 08/25/2027 (A)	315	315
Sofi Professional Loan Program, Ser 2017-A, CI A1
3.015%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	256	257
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,850	1,841
SPS Servicer Advance Receivables Trust, Ser 2016-T2, CI AT2
2.750%, 11/15/2049 (A)	620	618
SPS Servicer Advance Receivables Trust, Ser 2018-T1
3.620%, 10/17/2050	800	800
Stanwich Mortgage Loan Trust, Ser 2018-NPB1, Cl A1
4.016%, 05/16/2023 (A)	1,059	1,051
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	412	397
Tryon Park CLO, Ser 2018-1A, CI A1SR
3.326%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	735	730
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, CI A
3.352%, 11/27/2037 (A)	59	59

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	205

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XIX CLO, Ser 2018-19A, CI X
1.000%, VAR ICE LIBOR USD 3 Month+0.650%, 01/15/2032 (A)	$850	$850
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	630	626
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	295
VOLT LX LLC, Ser 2017-NPL7, CI A1
3.250%, 06/25/2047 (A)	174	173
VOLT LXIV LLC, Ser 2017-NP11, CI A1
3.375%, 10/25/2047 (A)	668	661
VOLT LXX LLC, Ser 2018-NPL6, CI A1A
4.115%, 09/25/2048 (A)	541	539
Voya CLO, Ser 2017-1A, CI A1R
3.345%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	420	416
Voya CLO, Ser 2017-3A, CI A1R
3.210%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	815	812

		57,779

Total Asset-Backed Securities (Cost $122,945) ($ Thousands)		122,595

MORTGAGE-BACKED SECURITIES — 13.3%

Agency Mortgage-Backed Obligations — 3.7%
FHLMC
5.000%, 06/01/2026	232	236
FHLMC ARM
4.206%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.994%, 02/01/2022	17	18
4.034%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.079%, 02/01/2030	53	54
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KTO1, Cl A
2.626%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	605	605
FHLMC Multifamily Structured Pass-Through Certificates, Ser KO20, Cl A1
1.573%, 01/25/2022	270	263
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, CI M2
3.965%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	252	254
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, CI M3
6.115%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	900	953

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, CI M1
3.115%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	$233	$233
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, CI M1
3.515%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	2,395	2,406
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, CI M1
3.819%, 05/25/2048 (A)(B)	634	630
FNMA
6.000%, 01/01/2027 to 04/01/2040	205	223
5.000%, 05/01/2019 to 03/01/2025	299	310
2.400%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	1,150	1,151
2.310%, VAR United States Secured Overnight Financing Rate+0.070%, 10/30/2019	1,100	1,099
1.900%, 10/01/2019	575	573
FNMA ARM
4.300%, VAR ICE LIBOR USD 6 Month+1.820%, 09/01/2024	60	61
4.253%, VAR ICE LIBOR USD 6 Month+1.770%, 09/01/2024	23	23
4.236%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.087%, 05/01/2028	3	3
3.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	12	13
3.476%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%,11/01/2025	4	4
3.445%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	5	5
3.379%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.194%, 11/01/2023	6	7
FNMA CMO, Ser 1993-58, CI H
5.500%, 04/25/2023	18	18
FNMA CMO, Ser 2001-33, Cl FA
2.765%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	15	15
FNMA CMO, Ser 2002-64, Cl FG
2.553%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	11	11
FNMA CMO, Ser 2008-47, Cl FA
2.815%, VAR LIBOR USD 1 Month+0.500%, 06/25/2023	40	40
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	965	974

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-CO2, CI 1M1
3.265%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	$64	$64
FNMA Connecticut Avenue Securities, Ser 2017-CO2, CI 2M1
3.465%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	462	464
FNMA, Ser 2014-M5, CI ASQ2
2.034%, 03/25/2019	64	64
FNMA, Ser 2017-M13, CI FA
2.682%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	715	714
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.493%, 01/25/2046 (A)(B)	1,435	1,457
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.473%, 05/25/2045 (A)(B)	190	190
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.473%, 05/25/2045 (A)(B)	1,610	1,603
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.139%, 10/25/2047 (A)(B)	350	345
GNMA CMO, Ser 2010-81, Cl PM
3.750%, 04/20/2039	1,001	1,008
NCUA Guaranteed Notes CMO, Ser 2010-R1, CI 1A
2.768%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	583	584
NCUA Guaranteed Notes CMO, Ser 2011-R1, CI 1A
2.768%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	286	286
NCUA Guaranteed Notes CMO, Ser 2011-R2, CI 1A
2.718%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	68	68

		17,029

Non-Agency Mortgage-Backed Obligations — 9.6%
Accredited Mortgage Loan Trust, Ser 2004-4, CI A1A
2.995%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	186	186
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	669	654
Angel Oak Mortgage Trust I LLC, Ser 2017-2, CI A1
2.478%, 07/25/2047 (A)(B)	285	280
Angel Oak Mortgage Trust I LLC, Ser 2018-3, CI A1
3.649%, 09/25/2048 (A)(B)	550	551

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2017-1, CI A1
2.810%, 01/25/2047 (A)(B)	$61	$61
Angel Oak Mortgage Trust LLC, Ser 2017-3, CI A1
2.708%, 11/25/2047 (A)(B)	232	229
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, CI A
3.157%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	1,150	1,150
Banc of America Mortgage Securities, Ser 2005-F, CI 2A2
4.240%, 07/25/2035 (B)	125	116
Banc of America Mortgage Securities, Ser 2005-J,CI 2A1
4.530%, 11/25/2035 (B)	15	15
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, CI A1
3.352%, 11/28/2032 (A)	282	280
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, CI A
3.500%, 10/28/2057 (A)(B)	660	654
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.157%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,250	1,248
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.223%, 06/25/2035 (B)	69	70
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, CI 3A1
4.386%, 08/25/2035 (B)	151	151
BX Commercial Mortgage Trust, Ser 2018-IND, CI A
3.057%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	500	499
BX Trust, Ser 2018-MCSF, CI A
2.883%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	800	795
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, CI A
3.097%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	500	499
CHL Mortgage Pass-Through Trust, Ser 2004-29, CI 1A1
2.855%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	19	18
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
3.830%, 02/20/2036 (B)	111	100
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	918	905

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	207

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.514%, 09/25/2034 (B)	$30	$30
Citigroup Mortgage Loan Trust, Ser 2006-AR2, CI 1A1
4.036%, 03/25/2036 (B)	126	119
Citigroup Mortgage Loan Trust, Ser 2018-RP2, CI A1
3.500%, 02/25/2058 (A)(B)	566	562
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	89	88
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	230	230
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	242	240
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	298	297
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	786	780
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	186	186
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	800	800
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	392	392
Deephaven Residential Mortgage Trust, Ser 2017-1A, CI A1
2.725%, 12/26/2046 (A)(B)	84	83
Deephaven Residential Mortgage Trust, Ser 2017-2A, CI A1
2.453%, 06/25/2047 (A)(B)	203	199
Deephaven Residential Mortgage Trust, Ser 2017-3A, CI A1
2.577%, 10/25/2047 (A)(B)	255	251
Deephaven Residential Mortgage Trust, Ser 2018-1A, CI A1
2.976%, 12/25/2057 (A)(B)	409	403
Deephaven Residential Mortgage Trust, Ser 2018-2A, CI A1
3.479%, 04/25/2058 (A)(B)	733	727
Deephaven Residential Mortgage Trust, Ser 2018-3A, CI A1
3.789%, 08/25/2058 (A)(B)	1,017	1,012
FDIC Guaranteed Notes Trust, Ser 2010-S4, CI A
3.027%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	1,050	1,030
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	590	591
GMAC Mortgage Loan Trust, Ser 2005-AR6, CI 2A1
4.106%, 11/19/2035 (B)	155	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2015-GC30, CI A2
2.726%, 05/10/2050	$300	$298
GS Mortgage Securities Trust, Ser 2010-C2, CI A1
3.849%, 12/10/2043 (A)	269	270
GS Mortgage Securities Trust, Ser 2015-GC28, CI A2
2.898%, 02/10/2048	340	339
GS Mortgage Securities Trust, Ser 2017-500K, CI A
3.007%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	663
GS Mortgage Securities Trust, Ser 2018-FBLU, Cl B
3.507%, VAR LIBOR USD 1 Month+1.200%, 11/15/2035 (A)	1,880	1,880
GSR Mortgage Loan Trust, Ser 2005-AR4, CI 2A1
4.329%, 07/25/2035 (B)	175	154
GSR Mortgage Loan Trust, Ser 2007-AR2, CI 1A1
3.857%, 05/25/2047 (B)	168	147
Holmes Master Issuer, Ser 2018-1A, Cl A1
2.677%, VAR ICE LIBOR USD 1 Month+0.370%, 01/15/2019 (A)	397	397
Impac CMB Trust, Ser 2004-9, CI 1A1
3.075%, VAR ICE LIBOR USD 1 Month+ 0.760%, 01/25/2035	57	57
Impac CMB Trust, Ser 2005-5, Cl A1
2.955%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	44	43
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, CI A2
3.019%, 08/15/2046	428	427
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, CI A2
3.181%, 09/15/2047	373	372
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, CI A2
2.949%, 11/15/2047	820	817
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, CI A2
2.773%, 10/15/2048	732	727
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, CI A2
2.921%, 05/15/2048	2,216	2,203
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	54	54
JPMorgan Mortgage Trust, Ser 2005-A6, CI 7A1
4.379%, 08/25/2035 (B)	74	72

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.893%, 05/25/2037 (B)	$107	$95
JPMorgan Mortgage Trust, Ser 2018-7FRB, CI A2
3.031%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	716	718
LSTAR Securities Investment, Ser 2017-7, Cl A
4.100%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	108	108
LSTAR Securities Investment, Ser 2017-8, Cl A
3.995%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	235	235
Merrill Lynch Mortgage Investors, Ser 2005-A3, CI A1
2.585%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	25	25
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.003%, 06/25/2037 (B)	146	118
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	317	308
MFA Trust, Ser 2017-RPL1, CI A1
2.588%, 02/25/2057 (A)(B)	216	211
Mill City Mortgage Loan Trust, Ser 2017-3, CI A1
2.750%, 01/25/2061 (A)(B)	680	663
Mill City Mortgage Loan Trust, Ser 2018-1, CI A1
3.250%, 05/25/2062 (A)(B)	354	348
Mill City Mortgage Loan Trust, Ser 2018-2, CI A1
3.500%, 05/25/2058 (A)(B)	1,155	1,143
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, CI A3
3.669%, 02/15/2047	490	492
Morgan Stanley Re-REMIC Trust, Ser 2012-10, CI AXA
1.000%, 03/27/2051 (A)	9	9
MortgageIT Trust, Ser 2005-5, Cl A1
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	170	168
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	124	121
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, CI AT2
2.575%, 10/15/2049 (A)	513	509
New Residential Mortgage LLC, Ser 2018-FNT1, CI A
3.610%, 05/25/2023 (A)	983	978

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage LLC, Ser 2018-FNT2, CI A
3.790%, 07/25/2054 (A)	$746	$745
New Residential Mortgage Loan Trust, Ser 2017-3A, CI A1
4.000%, 04/25/2057 (A)(B)	436	437
New Residential Mortgage Loan Trust, Ser 2017-6A, CI A1
4.000%, 08/27/2057 (A)(B)	972	977
OBX Trust, Ser 2018-1, Cl A2
2.965%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	141	140
Paragon Mortgages, Ser 2006-12A, Cl A2C
2.836%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	118	111
Paragon Mortgages, Ser 2007-15A, Cl A2C
2.554%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	285	270
Pretium Mortgage Credit Partners, Ser 2017-NPL5, CI A1
3.327%, 12/30/2032 (A)(B)	173	171
Pretium Mortgage Credit Partners, Ser 2018-NPL2, CI A1
3.700%, 03/27/2033 (A)	651	646
Residential Funding Mortgage Securities, Ser 2007-SA3, CI 2A1
5.014%, 07/27/2037 (B)	140	123
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.841%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	17	16
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	776	783
SG Residential Mortgage Trust, Ser 2018-1, CI A1
3.425%, 04/27/2048 (A)(B)	730	725
Towd Point Mortgage Trust, Ser 2015-4, CI A1B
2.750%, 04/25/2055 (A)(B)	193	190
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/2055 (A)(B)	199	196
Towd Point Mortgage Trust, Ser 2016-1, CI A1B
2.750%, 02/25/2055 (A)(B)	175	172
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	362	353
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	576	559
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	926	906
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	802	785

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	209

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	$788	$787
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	322	312
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	253	250
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	767	762
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, CI 1A1
3.457%, 03/25/2036 (B)	223	215
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, CI A2
4.137%, 01/25/2035 (B)	58	59
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, CI 2A1
4.280%, 07/25/2036 (B)	117	117
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, CI A2
2.927%, 03/15/2046	361	361
WFRBS Commercial Mortgage Trust, Ser 2014-C25, CI A1
1.518%, 11/15/2047	668	663
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, CI A2
2.862%, 03/15/2047	753	752

		44,382

Total Mortgage-Backed Securities (Cost $61,573) ($ Thousands)		61,411

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Notes
2.427%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	3,000	3,001
2.125%, 08/31/2020	10,910	10,780
1.500%, 10/31/2019	9,170	9,069
1.125%, 12/31/2019	4,750	4,667
1.125%, 04/30/2020	3,600	3,517

Total U.S. Treasury Obligations (Cost $31,283) ($ Thousands)		31,034

COMMERCIAL PAPER — 2.7%
EI Du Pont De Nemours & Co
2.504%, 12/05/2018 (C)	2,350	2,349
New Jersey Natural Gas Co
2.504%, 12/05/2018 (C)	1,200	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Public Service Electric & Gas Co
2.534%, 12/10/2018 (C)	$1,200	$1,199
Questar Gas Company
2.503%, 12/06/2018 (C)	2,500	2,499
Washington Gas Light Co
2.503%, 12/04/2018 (C)	2,950	2,949
Wheels SPV 2 LLC
2.270%, 12/03/2018 (C)	2,300	2,300

Total Commercial Paper (Cost $12,496) ($ Thousands)		12,496

MUNICIPAL BONDS — 2.1%

California — 0.2%
California State, GO Callable 10/01/2021 @ 100
3.087%, 04/01/2047 (D)	1,150	1,156

Idaho — 0.3%
Idaho State, Housing & Finance Association, Ser A, RB Callable 12/05/2018 @ 100
2.250%, 07/01/2041 (D)	1,295	1,295

Illinois — 0.1%
Illinois State, GO
5.547%, 04/01/2019	625	630

Michigan — 0.1%
Genesee County, GO Callable 12/11/2018 @ 100
2.899%, 10/01/2019 (D)	374	374

New Jersey — 0.3%
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	1,165	1,158

New York — 0.2%
New York State, Housing Finance Agency, Ser A, RB Callable 11/30/2018 @ 100
2.270%, 11/01/2048 (D)(E)	1,000	1,000

Pennsylvania — 0.6%
Erie City, Water Authority, Ser C, RB
2.400%, 12/01/2018	1,845	1,845

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	$770	$758

		2,603

Utah — 0.1%
Utah State, Board of Regents, Ser 2016-1, CI A, RB
3.030%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	500	500

Wisconsin — 0.2%
Franklin City, TAN Callable 12/31/2018 @ 100
2.500%, 03/01/2019	1,115	1,115

Total Municipal Bonds (Cost $9,845) ($ Thousands)		9,831

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	656,742	$657

Total Cash Equivalents (Cost $657) ($ Thousands)		657

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 2.7%
BNP Paribas
2.300%, dated on 11/30/2018, to be repurchased on 12/03/2018, repurchase price $12,602,415 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.500%, 04/01/2019 - 07/01/2048, ranging in par value from $1,013 - $8,472,996; with total market value of $12,852,000) (F)	$12,600	12,600

Total Repurchase Agreement (Cost $12,600) ($ Thousands)		12,600

Total Investments in Securities — 99.3% (Cost $461,555) ($ Thousands)		$460,131

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(39)	Mar-2019	$(4,646)	$(4,659)	$(13)
U.S. 2-Year Treasury Note	34	Apr-2019	7,168	7,174	6
U.S. 5-Year Treasury Note	24	Mar-2019	2,708	2,711	3
U.S. Long Treasury Bond	(1)	Mar-2019	(139)	(140)	(1)

			$5,091	$5,086	$(5)

Percentages are based on Net Assets of $463,202 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $167,932 ($ Thousands), representing 36.3% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	211

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Ultra Short Duration Bond Fund (Concluded)

NCUA — National Credit Union Association

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TAN — Tax Anticipation Note

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$209,507	$–	$209,507
Asset-Backed Securities	–	122,595	–	122,595
Mortgage-Backed Securities	–	61,411	–	61,411
U.S. Treasury Obligations	–	31,034	–	31,034
Commercial Paper	–	12,496	–	12,496
Municipal Bonds	–	9,831	–	9,831
Cash Equivalent	657	–	–	657
Repurchase Agreement	–	12,600	–	12,600

Total Investments in Securities	$657	$459,474	$–	$460,131

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	9	–	–	9
Unrealized Depreciation	(14)	–	–	(14)

Total Other Financial Instruments	$(5)	$–	$–	$(5)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as ”—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$6,941	$121,633	$(127,917)	$657	$27

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.0%
Albania — 0.0%
Albania Government International Bond	EUR	579	$651

3.500%, 10/09/2025

Angola — 0.9%
Angola Via Avenir II BV MTN
10.009%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$5,573	6,124
Angolan Government International Bond 9.375%, 05/08/2048 (A)		5,284	5,112
9.375%, 05/08/2048		3,743	3,621
8.250%, 05/09/2028		3,673	3,542
8.250%, 05/09/2028 (A)		2,201	2,123

			20,522

Argentina — 4.1%
Adecoagro
6.000%, 09/21/2027 (A)		1,165	998
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,820	1,351
Argentina Treasury Bond BONCER
2.500%, 07/22/2021	ARS	12,000	486
Argentine Bonos del Tesoro
18.200%, 10/03/2021		23,030	479
Argentine Republic Government International Bond
8.280%, 12/31/2033		$2,145	1,816
8.280%, 12/31/2033		1,066	884
7.820%, 12/31/2033	EUR	12,091	12,049
7.820%, 12/31/2033		29,758	29,829
7.500%, 04/22/2026		$3,676	3,121
7.125%, 07/06/2036		2,859	2,123
6.875%, 01/11/2048		1,624	1,169
5.875%, 01/11/2028		2,716	2,033
5.000%, 01/15/2027	EUR	2,970	2,547
2.160%, 3.380%, 03/31/2019, 12/31/2038 (B)		17,529	10,935
2.260%, 3.380%, 03/31/2019, 12/31/2038 (B)		1,468	900

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Autonomous City of Buenos Aires Argentina
54.112%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 02/22/2028	ARS	43,883	$1,032
53.080%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024		109,700	2,522
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020		66,425	2,184
3.750%, 02/08/2019		49,635	1,795
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 06/21/2019		$2,111	2,110
4.500%, 02/13/2020		2,162	2,027
Pampa Energia
7.500%, 01/24/2027 (A)		502	438
7.375%, 07/21/2023 (A)		387	356
Provincia de Buenos Aires
7.875%, 06/15/2027		3,964	3,042
5.375%, 01/20/2023	EUR	910	840
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	651
Provincia del Chaco Argentina
9.375%, 08/18/2024		979	712
Rio Energy
6.875%, 02/01/2025 (A)		2,378	1,861
YPF MTN
47.833%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		536	223

			90,513

Azerbaijan — 0.9%
Republic of Azerbaijan
4.750%, 03/18/2024		630	615
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		2,354	2,178
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,198
6.875%, 03/24/2026		5,067	5,299
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		4,370	4,477
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,490	2,441
4.750%, 03/13/2023		2,290	2,245

			19,453

Bahrain — 0.2%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		992	926
7.000%, 10/12/2028 (A)		234	229
6.750%, 09/20/2029 (A)		241	231

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	213

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Oil and Gas Holding BSCC
8.375%, 11/07/2028		$1,192	$1,181
8.375%, 11/07/2028 (A)		810	803
7.625%, 11/07/2024		1,669	1,679
7.625%, 11/07/2024 (A)		304	306

			5,355

Belarus — 0.1%
Belarus Government International Bond
7.625%, 06/29/2027		1,520	1,531

Belize — 0.1%
Belize Government International Bond
4.938%, 0.000%, 02/20/2034, 02/20/2038 (B)		3,437	1,959

Bermuda — 0.3%
Bermuda Government International Bond
4.854%, 02/06/2024		2,560	2,647
4.750%, 02/15/2029		1,764	1,760
3.717%, 01/25/2027		2,093	1,984

			6,391

Brazil — 7.8%
Brazil Letras do Tesouro Nacional (C)
15.584%, 01/01/2019	BRL	50,773	13,035
11.065%, 07/01/2021		2,000	420
10.726%, 01/01/2022		11,000	2,199
8.974%, 07/01/2020		62,182	14,327
8.145%, 04/01/2020		11,000	2,587
7.940%, 10/01/2020		84,421	19,009
7.828%, 01/01/2020		20,000	4,796
7.503%, 10/01/2019		10,000	2,444
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$2,203	2,221
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		3,313	3,214
5.333%, 02/15/2028		2,028	1,967
5.333%, 02/15/2028 (A)		327	317
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 08/15/2020	BRL	3,394	2,876
6.000%, 05/15/2045		2,356	2,164
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021		118,700	31,777
10.000%, 01/01/2023		73,734	19,634
10.000%, 01/01/2025		26,731	7,055
10.000%, 01/01/2027		35,357	9,239
10.000%, 01/01/2029		1,549	418
Brazilian Government International Bond
8.250%, 01/20/2034		$563	676
5.625%, 02/21/2047		2,395	2,162
5.000%, 01/27/2045		968	808
4.625%, 01/13/2028		7,410	7,006

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
CSN Resources
6.500%, 07/21/2020		$1,450	$1,377
ESAL GmbH
6.250%, 02/05/2023 (A)		1,207	1,186
Gol Finance
7.000%, 01/31/2025 (A)		2,537	2,226
JBS Investments GmbH
7.250%, 04/03/2024		1,501	1,506
Klabin Finance
5.250%, 07/16/2024		735	714
Marfrig Holdings Europe
8.000%, 06/08/2023		1,640	1,654
8.000%, 06/08/2023 (A)		269	272
Minerva Luxembourg
6.500%, 09/20/2026 (A)		3,058	2,787
6.500%, 09/20/2026		323	294
Nexa Resources
5.375%, 05/04/2027 (A)		4,241	4,082
Petrobras Global Finance BV
7.375%, 01/17/2027		2,453	2,537
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		1,315	1,356
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		572	581
6.000%, 01/15/2029 (A)		1,006	1,016

			171,939

Cameroon — 0.3%
Cameroon International Bond
9.500%, 11/19/2025 (A)		5,438	5,563

Chile — 1.4%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,691	1,494
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	141
6.000%, 01/01/2043		4,690,000	8,215
5.000%, 03/01/2035		3,395,000	5,251
4.700%, 09/01/2030 (A)		195,000	296
4.500%, 02/28/2021		510,000	778
4.000%, 03/01/2023 (A)		175,000	262
Cencosud
4.375%, 07/17/2027 (A)		$2,703	2,328
Chile Government International Bond
5.500%, 08/05/2020	CLP	413,000	630
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		$1,628	1,551
Empresa Nacional del Petroleo
5.250%, 11/06/2029 (A)		593	588
4.500%, 09/14/2047 (A)		497	414
4.375%, 10/30/2024 (A)		516	501
3.750%, 08/05/2026 (A)		516	472

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Geopark
6.500%, 09/21/2024 (A)		$729	$693
Nacional del Cobre de Chile
3.000%, 07/17/2022		6,645	6,416

			30,030

China — 1.1%
Alibaba Group Holding
4.200%, 12/06/2047		456	395
Charming Light Investments MTN
4.375%, 12/21/2027		2,300	2,136
China Government International Bond
3.250%, 10/19/2023		3,855	3,833
China Minmetals Corp
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 05/13/2021		940	908
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		3,389	3,045
Chinalco Capital Holdings
4.250%, 04/21/2022		900	861
CNAC HK Finbridge
5.125%, 03/14/2028		900	891
4.625%, 03/14/2023		2,739	2,729
Country Garden Holdings
4.750%, 07/25/2022		1,099	970
Dianjian International Finance Ltd
4.600%, 09/13/2166 (D)		448	417
HBIS Group Hong Kong
4.250%, 04/07/2020		1,027	1,001
Huarong Finance 2017
4.750%, 04/27/2027		1,464	1,351
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		2,161	2,031
Leader Goal International
4.250%, 07/19/2166		263	241
Sinopec Group Overseas Development 2017
3.250%, 09/13/2027 (A)		1,000	915
Tsinghua Unic
5.375%, 01/31/2023		2,280	2,073

			23,797

Colombia — 5.4%
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	3,006
9.850%, 06/28/2027		994,000	378
8.125%, 05/21/2024		$300	350
7.750%, 04/14/2021	COP	3,729,000	1,201
7.375%, 09/18/2037		$3,061	3,643
6.125%, 01/18/2041		4,505	4,782
5.625%, 02/26/2044		330	334

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.000%, 06/15/2045		$4,934	$4,608
4.500%, 01/28/2026		1,022	1,017
4.500%, 03/15/2029		3,526	3,448
4.375%, 03/21/2023	COP	7,800,000	2,303
Colombian TES
11.000%, 07/24/2020		7,408,600	2,489
10.000%, 07/24/2024		54,025,400	19,519
7.750%, 09/18/2030		3,425,800	1,106
7.500%, 08/26/2026		37,494,500	12,064
7.000%, 09/11/2019		16,666,900	5,231
7.000%, 05/04/2022		83,778,000	26,811
7.000%, 06/30/2032		14,837,900	4,436
6.250%, 11/26/2025		18,538,400	5,591
6.000%, 04/28/2028		32,270,200	9,299
4.750%, 04/04/2035		2,742,600	2,551
Emgesa ESP
8.750%, 01/25/2021		940,000	302
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,459
8.375%, 11/08/2027 (A)		4,600,000	1,346
7.625%, 09/10/2024 (A)		2,224,000	653
7.625%, 09/10/2024 (A)		1,827,000	536
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	437
7.875%, 08/12/2024		1,095,000	340

			119,240

Costa Rica — 0.5%
Banco Nacional de Costa Rica
6.250%, 11/01/2023		$431	411
6.250%, 11/01/2023 (A)		290	277
5.875%, 04/25/2021 (A)		799	777
Costa Rica Government International Bond
7.158%, 03/12/2045		3,043	2,684
7.158%, 03/12/2045 (A)		1,125	992
7.158%, 03/12/2045		1,001	883
7.000%, 04/04/2044		2,628	2,285
7.000%, 04/04/2044		1,150	1,000
4.250%, 01/26/2023		1,049	936
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	386
6.375%, 05/15/2043		290	215

			10,846

Croatia — 0.7%
Croatia Government International Bond
6.625%, 07/14/2020		3,407	3,541
6.000%, 01/26/2024		431	461
5.500%, 04/04/2023		400	418
3.000%, 03/11/2025	EUR	3,472	4,206
3.000%, 03/20/2027		2,703	3,192
2.750%, 01/27/2030		3,728	4,175

			15,993

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	215

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Czech Republic — 1.1%
Czech Republic Government Bond
15.534%, 07/17/2019	CZK	191,110	$8,256
4.200%, 12/04/2036		41,410	2,238
2.750%, 07/23/2029		37,800	1,741
2.500%, 08/25/2028		61,450	2,783
2.400%, 09/17/2025		96,100	4,306
2.000%, 10/13/2033		27,440	1,141
1.500%, 10/29/2019		91,080	3,972

			24,437

Dominican Republic — 1.0%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	422
6.850%, 01/27/2045		$525	503
Dominican Republic International Bond
7.450%, 04/30/2044 (A)		1,087	1,104
6.875%, 01/29/2026		3,126	3,235
6.875%, 01/29/2026		604	625
6.850%, 01/27/2045		1,510	1,446
6.850%, 01/27/2045 (A)		352	337
6.500%, 02/15/2048		4,890	4,499
6.000%, 07/19/2028		1,981	1,939
6.000%, 07/19/2028 (A)		4,039	3,953
5.950%, 01/25/2027		4,050	3,974
5.875%, 04/18/2024 (A)		676	679

			22,716

Ecuador — 1.5%
Ecuador Government International Bond
10.500%, 03/24/2020		664	686
9.650%, 12/13/2026 (A)		2,232	2,076
9.650%, 12/13/2026		1,186	1,103
9.625%, 06/02/2027		1,148	1,068
8.875%, 10/23/2027		9,904	8,818
8.750%, 06/02/2023		2,980	2,821
7.950%, 06/20/2024		3,436	3,084
7.875%, 01/23/2028		4,113	3,462
7.875%, 01/23/2028 (A)		10,568	8,895
Petroamazonas EP
4.625%, 02/16/2020 (A)		558	544

			32,557

Egypt — 3.7%
Egypt Government Bond
14.800%, 01/30/2023	EGP	110,000	5,441
Egypt Government International Bond
7.903%, 02/21/2048 (A)		$4,132	3,600
6.588%, 02/21/2028 (A)		6,638	5,962
5.577%, 02/21/2023 (A)		2,135	2,023
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)		2,454	2,236
8.500%, 01/31/2047		10,142	9,240
7.500%, 01/31/2027		1,780	1,715

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.500%, 01/31/2027 (A)		$1,764	$1,699
6.125%, 01/31/2022 (A)		1,290	1,264
5.625%, 04/16/2030 (A)	EUR	3,048	3,046
5.625%, 04/16/2030		5,826	5,822
4.750%, 04/16/2026		3,009	3,094
Egypt Treasury Bills (C)
19.688%, 08/13/2019	EGP	109,700	5,387
19.527%, 05/07/2019		389,475	20,080
19.507%, 11/12/2019		7,000	326
18.922%, 02/05/2019		13,500	731
18.903%, 11/26/2019		113,025	5,276
Goldman Sachs Group MTN (C)
18.701%, 05/02/2019		40,750	2,100
17.074%, 05/20/2019		40,400	2,081

			81,123

El Salvador — 0.4%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		$183	181
7.750%, 01/24/2023		2,390	2,430
7.375%, 12/01/2019		2,488	2,496
5.875%, 01/30/2025		3,934	3,555

			8,662

Gabon — 0.1%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		663	584
6.375%, 12/12/2024		599	524
6.375%, 12/12/2024 (A)		168	147

			1,255

Ghana — 1.3%
Ghana Government International Bond
10.750%, 10/14/2030		13,170	15,044
10.750%, 10/14/2030 (A)		363	415
8.627%, 06/16/2049		4,072	3,588
8.125%, 01/18/2026		538	515
7.875%, 08/07/2023		696	685
7.625%, 05/16/2029		3,613	3,242
Republic of Ghana Government Bonds
19.750%, 03/25/2024	GHS	7,745	1,547
19.000%, 11/02/2026		16,120	2,868
Tullow Oil
7.000%, 03/01/2025 (A)		$988	904

			28,808

Guatemala — 0.0%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		770	780

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		479	465

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Hungary — 1.5%
Hungary Government Bond
5.500%, 06/24/2025	HUF	1,271,510	$5,188
3.000%, 06/26/2024		883,260	3,177
3.000%, 10/27/2027		3,023,830	10,460
2.750%, 12/22/2026		1,630,390	5,566
Hungary Government International Bond
7.625%, 03/29/2041		$2,550	3,411
Republic of Hungary
6.375%, 03/29/2021		4,932	5,191

			32,993

India — 0.2%
Power Finance MTN
6.150%, 12/06/2028 (A)		1,200	1,222
State Bank of India MTN
4.500%, 09/28/2023		1,087	1,088
Vedanta Resources
8.250%, 06/07/2021		1,220	1,219
6.375%, 07/30/2022 (A)		322	295
6.125%, 08/09/2024 (A)		448	382

			4,206

Indonesia — 7.3%
Eterna Capital Pte
8.000%, 12/11/2022		346	318
7.500%, 12/11/2022		674	668
Indika Energy Capital II
6.875%, 04/10/2022		65	64
Indika Energy Capital III
5.875%, 11/09/2024		489	432
5.875%, 11/09/2024		352	311
Indo Energy Finance II
6.375%, 01/24/2023		2,343	2,215
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (A)		2,811	2,773
6.530%, 11/15/2028 (A)		1,621	1,669
5.710%, 11/15/2023 (A)		866	880
Indonesia Government International Bond
8.500%, 10/12/2035		1,453	1,910
8.500%, 10/12/2035		400	526
7.750%, 01/17/2038		3,240	4,057
4.350%, 01/08/2027 (A)		5,123	4,973
Indonesia Government International Bond MTN
5.375%, 10/17/2023		1,837	1,901
5.250%, 01/17/2042		2,066	2,006
5.125%, 01/15/2045		480	454
4.750%, 01/08/2026 (A)		1,897	1,897
4.750%, 01/08/2026		3,719	3,718
4.125%, 01/15/2025		2,405	2,331
3.850%, 07/18/2027		2,903	2,712
3.750%, 06/14/2028	EUR	5,126	6,210

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.375%, 04/15/2023 (A)		$5,038	$4,829
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	206,386,000	15,407
8.750%, 05/15/2031		95,888,000	7,038
8.375%, 03/15/2024		226,801,000	16,167
8.375%, 09/15/2026		23,567,000	1,693
8.375%, 03/15/2034		126,217,000	8,964
8.250%, 05/15/2029		89,388,000	6,403
8.250%, 06/15/2032		19,060,000	1,340
8.250%, 05/15/2036		147,816,000	10,345
8.125%, 05/15/2024		21,516,000	1,534
7.875%, 04/15/2019		13,000,000	912
7.500%, 08/15/2032		78,710,000	5,198
7.500%, 05/15/2038		113,596,000	7,450
7.000%, 05/15/2022		143,655,000	9,832
7.000%, 05/15/2027		75,000,000	4,935
6.625%, 05/15/2033		55,003,000	3,361
6.125%, 05/15/2028		87,846,000	5,436
5.625%, 05/15/2023		4,890,000	314
Perusahaan Listrik Negara
2.875%, 10/25/2025 (A)	EUR	675	756
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$1,265	1,234
5.450%, 05/21/2028 (A)		714	708
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		868	829
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		2,873	2,571

			159,281

Iraq — 0.3%
Iraq Government International Bond
5.800%, 01/15/2028		5,171	4,678
Iraq International Bond
5.800%, 01/15/2028		1,578	1,428

			6,106

Ivory Coast — 1.3%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	1,412	1,377
6.375%, 03/03/2028		$918	826
6.125%, 06/15/2033 (A)		8,960	7,492
6.125%, 06/15/2033		638	533
5.750%, 12/31/2032		2,579	2,279
5.750%, 12/31/2032		3,527	3,116
5.750%, 12/31/2032		6,695	5,915
5.250%, 03/22/2030	EUR	2,661	2,669
5.125%, 06/15/2025		3,850	4,171

			28,378

Jamaica — 0.1%
Digicel Group
7.125%, 04/01/2022 (A)		$494	280

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	217

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Jamaica Government International Bond
7.875%, 07/28/2045		$1,906	$2,154

			2,434

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		2,469	2,180
7.375%, 10/10/2047		764	674
5.750%, 01/31/2027		1,370	1,256

			4,110

Kazakhstan — 0.9%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	853
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		1,373	1,314
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		480	549
2.375%, 11/09/2028	EUR	819	906
1.550%, 11/09/2023		885	998
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$1,057	1,012
5.750%, 04/19/2047 (A)		4,151	3,759
5.375%, 04/24/2030		3,425	3,265
5.375%, 04/24/2030 (A)		2,105	2,007
4.750%, 04/24/2025 (A)		1,196	1,164
KazTransGas JSC
4.375%, 09/26/2027 (A)		3,315	3,042
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		655	444

			19,313

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		1,588	1,366
7.250%, 02/28/2028 (A)		2,097	1,874
7.250%, 02/28/2028		433	387
6.875%, 06/24/2024 (A)		792	743
6.875%, 06/24/2024		650	610
5.875%, 06/24/2019 (A)		1,182	1,181

			6,161

Lebanon — 1.2%
Lebanon Government International Bond
7.250%, 03/23/2037		1,021	736
6.850%, 03/23/2027		4,600	3,530
6.650%, 04/22/2024		6,753	5,476
Lebanon Government International Bond MTN
8.250%, 04/12/2021		6,173	5,753
6.650%, 11/03/2028		9,058	6,691
6.650%, 02/26/2030		1,448	1,050

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.600%, 11/27/2026		$572	$435
6.250%, 05/27/2022		358	305
6.150%, 06/19/2020		1,997	1,855

			25,831

Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020		1,906	1,994

Malaysia — 4.5%
1MDB Energy
5.990%, 05/11/2022		1,000	1,015
1MDB Global Investments
4.400%, 03/09/2023		14,500	13,232
Government of Malaysia
3.889%, 07/31/2020	MYR	11,798	2,835
Malaysia Government Bond
5.248%, 09/15/2028		1,050	270
4.935%, 09/30/2043		2,000	478
4.392%, 04/15/2026		8,423	2,045
4.378%, 11/29/2019		800	193
4.369%, 10/31/2028		2,000	483
4.232%, 06/30/2031		4,500	1,050
4.181%, 07/15/2024		22	5
4.160%, 07/15/2021		19,522	4,717
4.059%, 09/30/2024		17,428	4,165
4.048%, 09/30/2021		1,000	241
3.955%, 09/15/2025		35,569	8,389
3.900%, 11/30/2026		4,815	1,128
3.899%, 11/16/2027		3,000	699
3.892%, 03/15/2027		2,325	544
3.882%, 03/10/2022		6,000	1,440
3.844%, 04/15/2033		3,000	659
3.800%, 08/17/2023		42,602	10,114
3.795%, 09/30/2022		4,800	1,145
3.759%, 03/15/2019		7,155	1,712
3.757%, 04/20/2023		22,682	5,395
3.733%, 06/15/2028		5,500	1,272
3.659%, 10/15/2020		2,606	624
3.654%, 10/31/2019		8,500	2,035
3.620%, 11/30/2021		28,933	6,898
3.502%, 05/31/2027		1,050	238
3.492%, 03/31/2020		40,450	9,664
3.480%, 03/15/2023		854	200
3.418%, 08/15/2022		13,965	3,293
Malaysia Government Investment Issue
4.070%, 09/30/2026		21,973	5,200
Malaysia Sukuk Global
3.179%, 04/27/2026		$2,840	2,699
Malaysia Treasury Bill
3.274%, 01/18/2019 (C)	MYR	20,400	4,856

			98,933

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$1,819	$1,824

ME — 0.0%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	831	928

Mexico — 7.5%
America Movil
7.125%, 12/09/2024	MXN	23,310	989
Axtel
6.375%, 11/14/2024 (A)		$704	651
Banco Inbursa Institucion de Banca Multiple Grupo Financiero Inbursa
4.375%, 04/11/2027 (A)		839	736
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		3,115	2,936
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		1,062	1,001
Cemex
7.750%, 04/16/2026		990	1,036
Cometa Energia
6.375%, 04/24/2035 (A)		1,702	1,570
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,200
5.750%, 02/14/2042 (A)		$570	496
4.750%, 02/23/2027 (A)		684	620
Elementia
5.500%, 01/15/2025		970	881
Mexican Bonos
10.000%, 12/05/2024	MXN	468,157	24,087
8.500%, 05/31/2029		6,176	289
8.500%, 11/18/2038		32,344	1,431
7.750%, 05/29/2031		53,556	2,320
7.750%, 11/13/2042		44,846	1,814
7.500%, 06/03/2027		248,684	11,060
6.500%, 06/10/2021		104,387	4,879
6.500%, 06/09/2022		186,400	8,522
5.750%, 03/05/2026		75,293	3,052
Mexican Bonos, Ser M20
8.000%, 12/07/2023		146,136	6,917
Mexico Cetes
7.970%, 12/06/2018 (C)		1,700,000	8,344
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,810	1,353
5.500%, 07/31/2047		656	490
Mexico Government International Bond
3.750%, 01/11/2028		5,659	5,235

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico Government International Bond MTN
5.750%, 10/12/2110		$6,670	$6,103
Petroleos Mexicanos
9.500%, 09/15/2027		215	255
7.470%, 11/12/2026	MXN	232,954	8,713
7.190%, 09/12/2024		242,573	9,538
6.625%, 06/15/2035		$7,384	6,457
6.625%, 06/15/2038		2,871	2,444
6.500%, 03/13/2027		1,224	1,145
6.500%, 03/13/2027		6,090	5,697
6.500%, 01/23/2029 (A)		1,111	1,021
6.500%, 06/02/2041		610	504
6.375%, 01/23/2045		2,384	1,918
6.350%, 02/12/2048		937	747
5.625%, 01/23/2046		1,176	879
5.350%, 02/12/2028 (A)		10,661	9,188
4.875%, 01/24/2022		1,938	1,876
4.250%, 01/15/2025		5,500	4,799
Petroleos Mexicanos MTN
6.750%, 09/21/2047		2,177	1,801
6.750%, 09/21/2047 (A)		108	89
6.750%, 09/21/2047		52	43
6.375%, 01/23/2045 (A)		1,016	818
4.875%, 02/21/2028	EUR	5,491	5,910
4.625%, 09/21/2023		$759	705

			163,559

Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)		1,149	1,117
Mongolia Government International Bond
5.625%, 05/01/2023		2,521	2,361
Mongolia Government International Bond MTN
8.750%, 03/09/2024		4,459	4,713
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	488
9.375%, 05/19/2020 (A)		453	470

			9,149

Netherlands — 0.2%
Minejesa Capital BV
5.625%, 08/10/2037 (A)		138	118
4.625%, 08/10/2030 (A)		861	756
Petrobras Global Finance
6.125%, 01/17/2022		2,312	2,372

			3,246

Nigeria — 1.3%
Nigeria Government International Bond
9.248%, 01/21/2049		444	429
8.747%, 01/21/2031		4,658	4,496
7.875%, 02/16/2032		7,867	7,058
7.875%, 02/16/2032 (A)		723	649

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	219

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.696%, 02/23/2038	$1,000	$858
7.625%, 11/21/2025	557	536
7.143%, 02/23/2030	1,222	1,068
7.143%, 02/23/2030 (A)	3,969	3,469
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)	4,790	4,040
6.500%, 11/28/2027 (A)	6,081	5,301
6.500%, 11/28/2027	1,370	1,194

		29,098

Oman — 1.4%
Oman Government International Bond
6.750%, 01/17/2048	4,324	3,773
6.750%, 01/17/2048 (A)	907	791
6.500%, 03/08/2047 (A)	3,065	2,613
6.500%, 03/08/2047	2,108	1,797
5.625%, 01/17/2028	6,598	6,103
5.625%, 01/17/2028 (A)	9,801	9,066
5.375%, 03/08/2027 (A)	638	586
4.750%, 06/15/2026 (A)	1,910	1,719
4.125%, 01/17/2023 (A)	1,001	946
3.625%, 06/15/2021	1,296	1,259
Oztel Holdings SPC
6.625%, 04/24/2028 (A)	1,617	1,538

		30,191

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 04/15/2024	750	746
8.250%, 09/30/2025 (A)	1,019	1,009
7.875%, 03/31/2036	285	251
6.875%, 12/05/2027 (A)	4,058	3,608
6.875%, 12/05/2027	755	671

		6,285

Panama — 0.3%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)	5,257	5,112
Panama Government International Bond
9.375%, 04/01/2029	975	1,342
8.125%, 04/28/2034	699	933

		7,387

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)	2,257	2,234
8.375%, 10/04/2028	400	396

		2,630

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044	1,450	1,447
5.600%, 03/13/2048	1,959	1,852

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Telefonica Celular del Paraguay
6.750%, 12/13/2022		$600	$606
6.750%, 12/13/2022		200	202

			4,107

Peru — 1.9%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		323	355
Financiera de Desarrollo
3.250%, 07/15/2019		4,695	4,685
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,721
Inkia Energy
5.875%, 11/09/2027 (A)		$330	307
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		1,075	969
Peru Government Bond
6.900%, 08/12/2037	PEN	19,493	6,128
6.350%, 08/12/2028		2,235	694
6.150%, 08/12/2032 (A)		20,428	6,104
Peru LNG Srl
5.375%, 03/22/2030 (A)		$1,134	1,097
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	13,170	4,572
6.950%, 08/12/2031		16,382	5,241
6.950%, 08/12/2031		895	286
6.900%, 08/12/2037		15,459	4,860
6.850%, 02/12/2042		882	274
6.350%, 08/12/2028 (A)		1,999	620
6.350%, 08/12/2028		864	268
5.700%, 08/12/2024 (A)		6,317	1,940
3.750%, 03/01/2030	EUR	519	691
Petroleos del Peru
5.625%, 06/19/2047 (A)		$539	509
4.750%, 06/19/2032 (A)		904	843

			42,164

Philippines — 0.2%
Philippine Government International Bond
3.900%, 11/26/2022	PHP	52,000	926
Republic of Philippines
4.000%, 01/15/2021		$4,073	4,120

			5,046

Poland — 2.7%
Poland Government Bond
5.750%, 09/23/2022	PLN	6,052	1,807
5.750%, 04/25/2029		1,539	503
3.250%, 07/25/2025		23,803	6,491
2.750%, 04/25/2028		49,722	12,818
2.500%, 01/25/2023		19,697	5,252
2.500%, 07/25/2026		34,655	8,916
2.250%, 04/25/2022		29,692	7,888
1.750%, 07/25/2021		8,552	2,255

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.545%, 07/25/2020 (C)	PLN	7,630	$1,964
Republic of Poland
6.375%, 07/15/2019		$5,392	5,500
Republic of Poland Government Bond
2.500%, 04/25/2024	PLN	22,373	5,906

			59,300

Qatar — 0.4%
Qatar Government International Bond
5.103%, 04/23/2048		$7,002	7,097
5.103%, 04/23/2048 (A)		932	945
4.500%, 04/23/2028		1,190	1,213

			9,255

Romania — 0.8%
Government of Romania MTN
6.750%, 02/07/2022		2,338	2,502
Romania Government Bond
4.250%, 06/28/2023	RON	23,290	5,630
3.500%, 12/19/2022		1,755	416
3.400%, 03/08/2022		18,500	4,415
3.250%, 04/29/2024		5,060	1,156
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	2,130	2,371
2.500%, 02/08/2030		1,407	1,491

			17,981

Russia — 4.3%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,626	1,585
GTH Finance BV
7.250%, 04/26/2023		608	622
6.250%, 04/26/2020		860	870
GTLK Europe DAC
5.950%, 07/19/2021		640	618
Petropavlovsk 2016
8.125%, 11/14/2022 (A)		1,100	815
Ritekro (E)
10.490%, 11/07/2022 (C)(F)		538	397
Rusal Capital DAC
5.125%, 02/02/2022		1,280	896
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	51,823	768
8.150%, 02/03/2027		1,113,344	16,288
7.750%, 09/16/2026		514,929	7,372
7.700%, 03/23/2033		357,129	4,942
7.100%, 10/16/2024		131,150	1,846
7.050%, 01/19/2028		1,914,705	25,933
7.000%, 08/16/2023		274,950	3,918
6.500% 11/24/2021		24,270	352
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$4	4
5.875%, 09/16/2043		3,200	3,312

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.625%, 04/04/2042		$1,200	$1,206
5.250%, 06/23/2047		4,400	4,015
4.750%, 05/27/2026		10,600	10,319
4.250%, 06/23/2027		2,400	2,242
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A)		2,681	2,682
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,023
VimpelCom Holdings
7.504%, 03/01/2022		210	227
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,667
6.800%, 11/22/2025 (A)		600	595
6.800%, 11/22/2025		240	238

			94,752

Saudi Arabia — 0.6%
Saudi Government International Bond MTN
5.000%, 04/17/2049		5,420	5,213
4.500%, 04/17/2030		6,716	6,587
4.500%, 10/26/2046		521	472

			12,272

Senegal — 0.4%
Senegal Government International Bond
6.750%, 03/13/2048		5,383	4,434
6.250%, 05/23/2033 (A)		1,452	1,223
4.750%, 03/13/2028	EUR	2,031	2,116

			7,773

Serbia — 0.5%
Serbia International Bond
7.250%, 09/28/2021		$1,973	2,115
7.250%, 09/28/2021		5,320	5,702
7.250%, 09/28/2021 (A)		300	322
4.875%, 02/25/2020		1,000	1,006
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	220,510	2,280

			11,425

South Africa — 4.7%
Eskom Holdings SOC
7.125%, 02/11/2025		$1,870	1,714
7.125%, 02/11/2025 (A)		1,076	986
5.750%, 01/26/2021		1,617	1,523
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	52,500	2,836
6.750%, 08/06/2023		$1,240	1,141
6.350%, 08/10/2028 (A)		456	432
Republic of South Africa
6.750%, 03/31/2021	ZAR	5,816	415
5.875%, 09/16/2025		$6,285	6,249

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	221

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
SASOL Financing USA LLC
6.500%, 09/26/2028		$996	$990
5.875%, 03/27/2024		661	660
South Africa Government Bond
10.500%, 12/21/2026	ZAR	81,453	6,376
9.000%, 01/31/2040		187,353	12,476
8.875%, 02/28/2035		88,789	5,968
8.750%, 01/31/2044		55,772	3,601
8.750%, 02/28/2048		193,295	12,480
8.500%, 01/31/2037		26,315	1,691
8.250%, 03/31/2032		45,900	2,979
8.000%, 01/31/2030		30,240	1,972
7.000%, 02/28/2031		156,094	9,253
6.250%, 03/31/2036		297,580	15,356
South Africa Government International Bond
6.300%, 06/22/2048		$2,533	2,319
5.875%, 06/22/2030		2,969	2,806
5.650%, 09/27/2047		484	414
4.875%, 04/14/2026		4,665	4,350
4.850%, 09/27/2027		795	723
4.300%, 10/12/2028		2,326	2,008
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,196

			102,914

Spain — 0.2%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		$4,207	4,070

Sri Lanka — 1.3%
Sri Lanka Government Bonds
11.750%, 06/15/2027	LKR	347,000	1,882
11.500%, 12/15/2021		260,000	1,443
11.500%, 08/01/2026		8,000	43
Sri Lanka Government International Bond
6.850%, 11/03/2025		$2,015	1,806
6.825%, 07/18/2026 (A)		1,612	1,435
6.825%, 07/18/2026		800	712
6.750%, 04/18/2028		2,639	2,283
6.750%, 04/18/2028 (A)		8,454	7,313
6.250%, 07/27/2021		1,147	1,086
6.250%, 07/27/2021		1,055	999
6.200%, 05/11/2027		851	719
5.875%, 07/25/2022		2,644	2,406
5.875%, 07/25/2022 (A)		1,496	1,362
5.750%, 04/18/2023		1,798	1,609
5.750%, 04/18/2023 (A)		4,330	3,875

			28,973

Supranational — 0.5%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,195

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	$822
7.200%, 07/09/2019	IDR	50,280,000	3,498
Inter-American Development Bank MTN
7.875%, 03/14/2023		73,150,000	5,116

			10,631

Thailand — 3.2%
Bank of Thailand Bill (C)
1.458%, 03/14/2019	THB	41,000	1,242
1.456%, 02/28/2019		86,670	2,626
1.365%, 12/06/2018		71,180	2,164
1.266%, 12/06/2018		198,095	6,023
PTTEP Treasury Center
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)		$866	866
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	113
5.625%, 01/12/2019		54,167	1,654
4.875%, 06/22/2029		35,000	1,257
3.875%, 06/13/2019		67,375	2,072
3.775%, 06/25/2032		397,576	13,049
3.650%, 06/20/2031		133,000	4,297
3.625%, 06/16/2023		94,000	3,024
3.400%, 06/17/2036		382,752	11,981
2.875%, 12/17/2028		309,592	9,548
2.875%, 06/17/2046		4,865	137
2.550%, 06/26/2020		75,000	2,305
2.125%, 12/17/2026		296,948	8,714

			71,072

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025		$4,702	3,903
5.625%, 02/17/2024	EUR	2,780	2,840

			6,743

Turkey — 4.8%
Export Credit Bank of Turkey
6.125%, 05/03/2024 (A)		$831	737
5.875%, 04/24/2019 (A)		200	199
5.375%, 10/24/2023 (A)		1,487	1,303
5.000%, 09/23/2021 (A)		674	619
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,139
Republic of Turkey
3.250%, 03/23/2023		4,600	3,944
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,679
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,561	1,394
5.125%, 09/29/2023 (A)		996	846

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 04/29/2021 (A)		$756	$694
Turkey Government Bond
16.200%, 06/14/2023	TRY	15,258	2,849
12.400%, 03/08/2028		4,016	627
12.200%, 01/18/2023		31,877	5,237
11.000%, 03/02/2022		49,834	7,951
11.000%, 02/24/2027		11,775	1,711
10.700%, 02/17/2021		10,220	1,674
10.700%, 08/17/2022		36,882	5,793
10.600%, 02/11/2026		6,740	982
10.500%, 08/11/2027		75,084	10,499
10.400%, 03/20/2024		2,700	402
9.500%, 01/12/2022		17,164	2,611
9.400%, 07/08/2020		17,440	2,887
9.200%, 09/22/2021		14,692	2,295
9.000%, 07/24/2024		15,540	2,170
8.500%, 09/14/2022		5,781	857
7.400%, 02/05/2020		7,215	1,209
7.100%, 03/08/2023		103,559	13,839
3.000%, 08/02/2023		11,861	2,288
Turkey Government International Bond
7.250%, 12/23/2023		$1,113	1,105
7.000%, 03/11/2019		779	782
6.875%, 03/17/2036		1,630	1,431
6.125%, 10/24/2028		2,643	2,342
6.000%, 01/14/2041		5,420	4,283
5.750%, 05/11/2047		2,919	2,207
5.625%, 03/30/2021		769	751
5.200%, 02/16/2026	EUR	2,194	2,432
5.125%, 02/17/2028		$8,383	7,027
4.875%, 10/09/2026		1,697	1,428
4.250%, 04/14/2026		1,749	1,434
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		1,730	1,393
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	528

			105,578

Ukraine — 2.2%
Metinvest BV
7.750%, 04/23/2023 (A)		892	808
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		3,104	2,923
9.750%, 11/01/2028		645	607
8.994%, 02/01/2024 (A)		511	482
8.994%, 02/01/2024		368	347
7.750%, 09/01/2020 (A)		2,694	2,606
7.750%, 09/01/2022 (A)		1,238	1,146
7.750%, 09/01/2022		200	185
7.750%, 09/01/2023 (A)		2,475	2,252
7.750%, 09/01/2025 (A)		2,768	2,418
7.750%, 09/01/2026 (A)		11,308	9,725

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/01/2027 (A)		$5,511	$4,659
7.750%, 09/01/2027		4,584	3,875
7.375%, 09/25/2032		7,710	6,220
7.375%, 09/25/2032 (A)		794	641
2.981%, 05/31/2040 (A)(D)		13,413	7,475
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		2,211	2,162

			48,531

United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		4,463	4,167
4.600%, 11/02/2047		1,468	1,371
3.650%, 11/02/2029 (A)		1,550	1,430
Abu Dhabi Government International Bond
3.125%, 10/11/2027		1,508	1,404
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		2,135	1,986
Emirate of Dubai Government International
Bonds MTN
5.250%, 01/30/2043		1,917	1,849
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		796	801

			13,008

United Kingdom — 0.1%
MARB BondCo
6.875%, 01/19/2025 (A)		405	373
Standard Chartered Bank MTN
8.250%, 05/17/2029 (A)	IDR	15,549,000	1,097

			1,470

United States — 0.0%
JBS Investments II GmbH
7.000%, 01/15/2026 (A)		$680	663
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		359	336

			999

Uruguay — 0.6%
Uruguay Government International Bond
5.100%, 06/18/2050		1,639	1,545
4.375%, 10/27/2027		11,030	10,886
4.125%, 11/20/2045		367	316
Uruguay Monetary Regulation Bills
10.132%, 02/08/2019 (C)	UYU	25,460	778

			13,525

Venezuela — 0.7%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		$3,202	643
6.000%, 05/16/2024 (G)		16,391	2,590
6.000%, 05/16/2024 (G)		7,900	1,248
6.000%, 05/16/2024 (G)		1,777	281

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	223

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 11/15/2026 (G)	$22,373	$3,580
5.500%, 04/12/2037 (G)	1,620	261
5.375%, 04/12/2027 (G)	7,825	1,240
Venezuela Government International Bond
9.250%, 09/15/2027 (G)	3,400	784
9.250%, 05/07/2028 (G)	4,715	1,073
8.250%, 10/13/2024 (G)	2,654	615
7.750%, 10/13/2019 (G)	12,479	2,808

		15,123

Zambia — 0.4%
Zambia Government International Bond
8.970%, 07/30/2027	5,113	3,815
8.500%, 04/14/2024 (A)	3,665	2,730
8.500%, 04/14/2024	30	22
5.375%, 09/20/2022 (A)	1,785	1,278

		7,845

Total Global Bonds (Cost $2,264,785) ($ Thousands)		2,063,180

U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Bills
2.251%, 02/07/2019 (C)	42,119	41,941

Total U.S. Treasury Obligation (Cost $41,941) ($ Thousands)		41,941

Total Investments in Securities — 95.9% (Cost $2,306,726) ($ Thousands)		$2,105,121

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
JSE Bond Future R023	1,115	Feb-2019	$7,840	$8,175	$65
Euro-Bund	(262)	Dec-2018	(48,995)	(47,921)	(250)
Euro-Bund	(16)	Dec-2018	(2,986)	(2,926)	(20)
Euro-Bund	(69)	Mar-2019	(12,584)	(12,689)	(53)
Euro-Buxl 30 Year Bond	(32)	Dec-2018	(6,596)	(6,471)	(50)
JSE Bond Future R186	2,176	Feb-2019	17,007	17,256	73
JSE Bond Future R2032	514	Feb-2019	3,144	3,439	133
JSE Bond Future R2035	1,200	Feb-2019	7,636	8,383	350
JSE Bond Future R2040	981	Feb-2019	5,894	6,540	338
JSE Bond Future R208	93	Feb-2019	639	682	10
JSE Bond Future R209	(160)	Feb-2019	(779)	(851)	(31)
U.S. 5-Year Treasury Note	84	Dec-2018	9,524	9,490	(34)
U.S. 5-Year Treasury Note	(84)	Dec-2018	(9,472)	(9,490)	(19)
U.S. 10-Year Treasury Note	372	Mar-2019	44,298	44,437	139
U.S. 10-Year Treasury Note	(313)	Dec-2018	(37,312)	(37,418)	(106)

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	313	Dec-2018	$37,431	$37,418	$(13)
U.S. Ultra Long Treasury Bond	(29)	Dec-2018	(4,391)	(4,395)	(5)
U.S. Ultra Long Treasury Bond	32	Mar-2019	4,869	4,877	8
U.S. Ultra Long Treasury Bond	29	Dec-2018	4,565	4,395	(169)

			$19,732	$22,931	$366

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/19/18	ZAR	14,200	USD	953	$(69)
Barclays PLC	12/19/18	THB	60,356	USD	1,832	(5)
Citigroup	12/04/18	USD	4,299	KRW	4,897,794	70
Citigroup	12/04/18 - 01/15/19	BRL	19,694	USD	5,251	173
Citigroup	12/04/18	BRL	51,148	USD	12,288	(913)
Citigroup	12/05/18 - 12/19/18	USD	8,024	PEN	26,703	(134)
Citigroup	12/05/18 - 12/19/18	EUR	38,700	USD	45,205	1,343
Citigroup	01/04/19	USD	1,542	EUR	1,359	2
Citigroup	12/05/18 - 12/19/18	USD	61,920	EUR	53,924	(836)
Citigroup	12/06/18	RUB	857,013	USD	12,832	35
Citigroup	12/06/18 - 12/19/18	RUB	817,809	USD	11,752	(446)
Citigroup	12/07/18 - 12/19/18	USD	28,129	TRY	174,754	4,979
Citigroup	12/07/18 - 03/11/19	TRY	93,776	USD	15,615	(1,970)
Citigroup	12/11/18 - 01/15/19	USD	3,989	BRL	16,104	162
Citigroup	01/15/19	USD	1,427	BRL	5,539	(1)
Citigroup	12/19/18	USD	1,835	ILS	6,710	(34)
Citigroup	12/19/18	PEN	2,759	USD	814	(1)
Citigroup	12/19/18	GBP	4,480	USD	5,857	136
Citigroup	12/19/18	USD	4,994	GBP	3,790	(154)
Citigroup	12/19/18	SGD	12,360	USD	8,971	(42)
Citigroup	12/19/18	EUR	13,396	CZK	342,290	(231)
Citigroup	12/19/18 - 01/22/19	USD	14,084	CLP	9,578,313	158
Citigroup	12/19/18	USD	15,144	PLN	56,021	(356)
Citigroup	12/19/18	USD	16,247	RON	66,270	(105)
Citigroup	12/19/18	USD	17,182	SGD	23,536	(20)
Citigroup	12/19/18	USD	20,363	ZAR	297,490	1,054
Citigroup	12/19/18	USD	20,722	PHP	1,116,860	558
Citigroup	12/19/18 - 03/20/19	USD	23,439	CZK	532,191	(80)
Citigroup	12/19/18	USD	19,729	RUB	1,398,080	1,113
Citigroup	03/06/19	USD	12,698	RUB	857,013	(29)
Citigroup	12/19/18 - 04/03/19	USD	13,637	MXN	281,034	87
Citigroup	12/19/18 - 04/03/19	USD	26,709	MXN	520,940	(1,267)
Citigroup	12/19/18	PLN	41,674	USD	11,166	165
Citigroup	12/19/18	ILS	46,657	USD	12,772	244
Citigroup	12/19/18 - 02/04/19	USD	9,304	THB	305,610	10
Citigroup	12/19/18	USD	40,175	THB	1,283,281	(1,127)
Citigroup	12/19/18 - 01/15/19	PLN	83,117	EUR	19,262	(83)
Citigroup	12/19/18	CZK	108,990	EUR	4,214	16
Citigroup	12/19/18 - 04/03/19	MXN	319,104	USD	16,102	638
Citigroup	12/19/18	THB	43,090	USD	1,313	2

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	225

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/19/18 - 01/14/19	THB	294,714	USD	8,907	$(61)
Citigroup	12/19/18	ZAR	463,522	USD	31,869	(1,502)
Citigroup	12/19/18	CZK	496,237	USD	21,708	20
Citigroup	12/19/18	IDR	732,476	USD	49	(2)
Citigroup	12/19/18 - 01/09/19	TWD	813,201	USD	26,751	297
Citigroup	12/19/18	PHP	1,627,580	USD	29,848	(1,162)
Citigroup	12/19/18 - 01/18/19	COP	11,979,281	USD	3,877	179
Citigroup	12/19/18	UGX	18,484,120	USD	4,835	(116)
Citigroup	12/21/18	USD	2,436	ARS	95,659	38
Citigroup	01/18/19	ARS	62,780	USD	1,598	34
Citigroup	12/21/18	ARS	95,659	USD	2,413	(61)
Citigroup	01/15/19	EUR	27,565	PLN	119,306	184
Citigroup	01/18/19	USD	486	COP	1,553,247	(7)
Citigroup	01/23/19	USD	11,137	HUF	3,109,180	(214)
Citigroup	01/23/19	HUF	139,822	EUR	430	(2)
Citigroup	01/29/19	EUR	1,937	HUF	628,332	4
Citigroup	01/29/19	EUR	198	HUF	64,000	(1)
Citigroup	03/01/19 - 03/07/19	EUR	12,434	RON	59,875	387
Citigroup	03/01/19	RON	39,875	EUR	8,360	(169)
Citigroup	10/18/19	USD	537	CNY	3,774	4
Goldman Sachs	12/04/18 - 12/19/18	USD	8,683	KRW	9,883,910	136
Goldman Sachs	12/04/18	USD	4,030	KRW	4,505,538	(11)
Goldman Sachs	12/04/18 - 01/15/19	USD	39,441	BRL	160,446	1,936
Goldman Sachs	12/04/18 - 01/15/19	USD	17,640	BRL	66,986	(362)
Goldman Sachs	12/04/18	BRL	2,210	USD	600	30
Goldman Sachs	12/04/18 - 01/15/19	BRL	56,239	USD	13,538	(973)
Goldman Sachs	12/04/18 - 12/19/18	KRW	13,865,310	USD	12,443	69
Goldman Sachs	12/04/18	KRW	4,292,700	USD	3,767	(63)
Goldman Sachs	12/04/18 - 12/21/18	IDR	122,736,884	USD	8,130	(442)
Goldman Sachs	12/05/18 - 12/19/18	USD	3,856	PEN	12,827	(66)
Goldman Sachs	12/05/18 - 03/20/19	EUR	75,705	USD	86,315	358
Goldman Sachs	12/05/18 - 01/04/19	USD	79,703	EUR	69,553	(775)
Goldman Sachs	12/06/18 - 12/19/18	USD	20,798	RUB	1,375,230	(268)
Goldman Sachs	12/06/18 - 12/19/18	RUB	1,948,901	USD	29,488	433
Goldman Sachs	03/06/19	RUB	41,110	USD	607	—
Goldman Sachs	12/07/18 - 03/11/19	USD	35,922	TRY	226,253	6,843
Goldman Sachs	12/07/18 - 03/11/19	TRY	178,526	USD	30,066	(3,569)
Goldman Sachs	12/11/18 - 12/19/18	USD	26,782	ZAR	400,034	2,030
Goldman Sachs	12/11/18	USD	3,633	ZAR	50,242	(13)
Goldman Sachs	12/11/18	RON	37,415	EUR	7,964	(87)
Goldman Sachs	12/11/18	ZAR	57,370	USD	4,159	25
Goldman Sachs	12/11/18 - 12/19/18	ZAR	82,168	USD	5,649	(269)
Goldman Sachs	12/12/18	USD	2,078	ARS	80,598	34
Goldman Sachs	12/12/18 - 01/18/19	ARS	348,904	USD	9,124	184
Goldman Sachs	12/19/18	USD	311	PHP	16,700	8
Goldman Sachs	12/19/18	USD	1,265	GBP	960	(39)
Goldman Sachs	12/19/18 - 01/18/19	USD	7,178	COP	22,301,542	(291)
Goldman Sachs	12/19/18 - 12/21/18	USD	3,052	IDR	46,938,871	225
Goldman Sachs	03/20/19	USD	9,044	IDR	130,776,115	(15)
Goldman Sachs	12/19/18 - 01/31/19	USD	14,485	KZT	5,330,234	(239)
Goldman Sachs	12/19/18	USD	2,651	RON	10,910	6
Goldman Sachs	12/19/18	USD	15,080	RON	61,821	(22)

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/19/18	PEN	22,610	USD	6,756	$76
Goldman Sachs	12/20/18	EUR	8,457	CZK	224,615	227
Goldman Sachs	12/19/18	EUR	16,043	CZK	409,904	(278)
Goldman Sachs	01/29/19 - 04/03/19	USD	16,828	MXN	347,306	38
Goldman Sachs	12/19/18 - 04/03/19	USD	22,726	MXN	457,404	(531)
Goldman Sachs	12/19/18	USD	45,843	PLN	170,515	(832)
Goldman Sachs	12/19/18	RON	75,740	USD	18,901	453
Goldman Sachs	12/19/18	CZK	139,035	USD	6,304	227
Goldman Sachs	12/19/18 - 12/20/18	CZK	207,472	EUR	8,055	67
Goldman Sachs	12/20/18	CZK	231,536	EUR	8,887	(42)
Goldman Sachs	12/19/18	INR	534,535	USD	7,237	(418)
Goldman Sachs	12/19/18 - 04/03/19	MXN	634,539	USD	32,997	1,973
Goldman Sachs	04/03/19	MXN	25,000	USD	1,202	(4)
Goldman Sachs	12/19/18 - 01/18/19	COP	77,107,384	USD	25,042	1,231
Goldman Sachs	01/18/19	COP	6,384,464	USD	1,958	(13)
Goldman Sachs	01/15/19	EUR	3,711	PLN	16,071	27
Goldman Sachs	01/15/19	PLN	20,383	EUR	4,732	(6)
Goldman Sachs	01/16/19	USD	5,188	EGP	99,100	296
Goldman Sachs	01/16/19	EGP	99,100	USD	5,268	(217)
Goldman Sachs	01/29/19	HUF	469,604	EUR	1,454	5
Goldman Sachs	01/23/19 - 01/29/19	HUF	528,356	EUR	1,623	(10)
Goldman Sachs	01/29/19	EUR	595	HUF	193,395	3
Goldman Sachs	02/06/19	USD	3,843	AUD	5,298	30
Goldman Sachs	03/07/19	EUR	1,494	RON	7,060	13
Goldman Sachs	03/20/19	PLN	25,280	USD	6,716	25
Goldman Sachs	08/21/19	NGN	743,355	USD	1,911	16
Goldman Sachs	11/20/19	NGN	743,355	USD	1,868	(25)
JPMorgan Chase Bank	12/04/18	USD	2,517	IDR	38,380,949	167
JPMorgan Chase Bank	12/04/18 - 12/17/18	USD	15,243	BRL	56,790	(588)
JPMorgan Chase Bank	12/04/18 - 12/17/18	BRL	190,829	USD	50,594	1,354
JPMorgan Chase Bank	12/04/18 - 03/06/19	BRL	158,392	USD	39,356	(1,396)
JPMorgan Chase Bank	12/04/18	KRW	4,525,282	USD	4,063	26
JPMorgan Chase Bank	12/04/18 - 01/31/19	IDR	75,498,056	USD	5,161	(96)
JPMorgan Chase Bank	01/04/19	USD	962	EUR	850	3
JPMorgan Chase Bank	12/05/18 - 01/11/19	USD	5,928	EUR	5,189	(44)
JPMorgan Chase Bank	03/05/19	USD	5,936	PEN	20,157	7
JPMorgan Chase Bank	12/05/18	USD	4,796	PEN	15,976	(74)
JPMorgan Chase Bank	12/05/18 - 03/05/19	PEN	23,695	USD	6,995	(5)
JPMorgan Chase Bank	12/05/18 - 01/11/19	EUR	64,947	USD	74,495	718
JPMorgan Chase Bank	12/05/18	EUR	1,319	USD	1,492	(2)
JPMorgan Chase Bank	12/07/18	TRY	113,095	USD	16,180	(5,330)
JPMorgan Chase Bank	01/14/19	USD	1,511	THB	50,219	19
JPMorgan Chase Bank	12/11/18	USD	4,404	THB	142,049	(84)
JPMorgan Chase Bank	12/11/18 - 02/01/19	USD	5,290	ZAR	77,788	313
JPMorgan Chase Bank	12/21/18	USD	2,558	ZAR	34,965	(41)
JPMorgan Chase Bank	01/14/19	THB	14,050	USD	428	—
JPMorgan Chase Bank	12/11/18 - 02/04/19	THB	33,536	USD	1,015	(6)
JPMorgan Chase Bank	12/11/18 - 12/21/18	ZAR	277,500	USD	19,166	(827)
JPMorgan Chase Bank	12/12/18 - 12/21/18	USD	8,646	ARS	339,259	215
JPMorgan Chase Bank	12/17/18	USD	4,629	ARS	173,737	(110)
JPMorgan Chase Bank	12/12/18 - 12/21/18	ARS	111,099	USD	2,824	(59)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	227

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/13/18 - 04/03/19	MXN	530,418	USD	26,380	$631
JPMorgan Chase Bank	12/17/18	USD	1,104	COP	3,471,582	(32)
JPMorgan Chase Bank	12/17/18	USD	5,702	CLP	3,874,696	57
JPMorgan Chase Bank	12/17/18	USD	6,673	IDR	97,716,426	150
JPMorgan Chase Bank	12/17/18	USD	6,689	PHP	354,190	60
JPMorgan Chase Bank	12/17/18	PEN	22,683	USD	6,715	14
JPMorgan Chase Bank	12/17/18	PHP	175,076	USD	3,300	(36)
JPMorgan Chase Bank	12/17/18	RUB	241,335	USD	3,640	41
JPMorgan Chase Bank	12/17/18 - 12/19/18	THB	139,155	USD	4,237	3
JPMorgan Chase Bank	12/17/18 - 12/19/18	THB	143,472	USD	4,351	(15)
JPMorgan Chase Bank	12/17/18	COP	31,236,257	USD	9,867	220
JPMorgan Chase Bank	12/17/18 - 12/19/18	IDR	215,479,081	USD	14,197	(847)
JPMorgan Chase Bank	12/19/18	USD	3,278	CZK	77,407	106
JPMorgan Chase Bank	12/19/18	USD	4,511	INR	334,640	282
JPMorgan Chase Bank	12/19/18	EUR	10,897	CZK	288,610	257
JPMorgan Chase Bank	12/19/18 - 02/01/19	TRY	13,720	USD	2,369	(194)
JPMorgan Chase Bank	12/19/18 - 12/20/18	CZK	137,148	EUR	5,297	11
JPMorgan Chase Bank	12/19/18	TWD	284,375	USD	9,272	31
JPMorgan Chase Bank	12/19/18	INR	624,035	USD	8,532	(406)
JPMorgan Chase Bank	12/19/18	CLP	2,626,510	USD	3,848	(56)
JPMorgan Chase Bank	12/20/18	EUR	102	CZK	2,660	1
JPMorgan Chase Bank	12/20/18	EUR	3,499	CZK	89,535	(54)
JPMorgan Chase Bank	01/09/19	USD	1,417	TWD	43,620	3
JPMorgan Chase Bank	01/09/19	USD	15,836	TWD	485,205	(43)
JPMorgan Chase Bank	01/15/19	EUR	4,387	PLN	18,893	4
JPMorgan Chase Bank	01/15/19	USD	971	BRL	3,790	5
JPMorgan Chase Bank	01/15/19	USD	5,283	BRL	19,808	(180)
JPMorgan Chase Bank	01/15/19	PLN	13,387	EUR	3,100	(13)
JPMorgan Chase Bank	01/15/19	BRL	20,098	USD	5,372	195
JPMorgan Chase Bank	01/18/19	USD	2,532	COP	8,002,753	(62)
JPMorgan Chase Bank	01/18/19	COP	4,468,716	USD	1,415	35
JPMorgan Chase Bank	01/18/19	COP	6,896,661	USD	2,123	(5)
JPMorgan Chase Bank	01/24/19	USD	1,586	TRY	9,353	146
JPMorgan Chase Bank	02/01/19	USD	1,647	TRY	9,471	99
JPMorgan Chase Bank	02/01/19	USD	5,323	HUF	1,509,567	(16)
JPMorgan Chase Bank	02/01/19	USD	13,218	RON	54,298	5
JPMorgan Chase Bank	02/01/19 - 04/03/19	USD	14,675	MXN	288,859	(733)
JPMorgan Chase Bank	02/01/19	USD	16,051	PLN	60,925	52
JPMorgan Chase Bank	02/11/19	CNY	27,824	USD	4,005	15
JPMorgan Chase Bank	10/18/19	CNY	30,237	USD	4,320	(16)
JPMorgan Chase Bank	03/07/19	RON	20,000	EUR	4,180	(98)
JPMorgan Chase Bank	10/19/20	USD	240	UYU	9,000	21
Standard Bank	12/03/18 - 01/23/19	MYR	62,794	USD	15,127	112
Standard Bank	12/03/18 - 03/04/19	MYR	44,334	USD	10,568	(32)
Standard Bank	12/04/18 - 12/19/18	IDR	19,920,264	USD	1,337	(55)
Standard Bank	12/05/18	EUR	336	USD	385	4
Standard Bank	12/05/18	USD	1,713	EUR	1,517	5
Standard Bank	12/05/18 - 12/19/18	USD	3,110	EUR	2,696	(53)
Standard Bank	12/11/18	USD	370	ZAR	5,351	16
Standard Bank	12/19/18	USD	3,250	GHS	15,926	27

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	12/19/18	USD	5,075	TWD	156,650	$16
Standard Bank	12/19/18	USD	7,990	IDR	119,883,310	380
Standard Bank	12/19/18	USD	11,123	KRW	12,382,989	(70)
Standard Bank	12/19/18	USD	11,511	INR	824,057	291
Standard Bank	12/19/18 - 01/18/19	USD	11,917	COP	37,479,864	(346)
Standard Bank	12/19/18	USD	14,735	SGD	20,180	(21)
Standard Bank	12/19/18	THB	21,554	USD	657	1
Standard Bank	12/19/18	PHP	34,584	USD	643	(16)
Standard Bank	12/19/18 - 02/20/19	GHS	39,696	USD	7,979	(147)
Standard Bank	12/19/18	KRW	8,987,110	USD	7,991	(30)
Standard Bank	01/24/19	USD	974	TRY	5,853	110
Standard Bank	01/24/19	TRY	6,592	USD	1,144	(77)
Standard Bank	08/21/19	NGN	1,475,505	USD	3,838	77
Standard Bank	11/20/19	NGN	1,489,445	USD	3,784	(9)
State Street	12/05/18	USD	224	EUR	198	—
State Street	12/05/18	EUR	39,050	USD	44,367	148
State Street	12/05/18	EUR	2,695	USD	3,035	(16)
State Street	01/15/19	EUR	3,408	PLN	14,713	12
State Street	01/15/19	PLN	3,727	EUR	863	(3)
State Street	04/03/19	USD	4,312	MXN	89,759	18
State Street	04/03/19	MXN	53,893	USD	2,583	(16)

						$2,160

A list of open centrally cleared swap agreements held by the Fund at November 30, 2018, is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.45%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	92,681	$(109)	$–	$(109)
2.70%	6M HUF BUBOR	Semi-Annually	06/13/2028	HUF	667,750	(12)	–	(12)
2.439%	6M HUF BUBOR	Semi-Annually	06/08/2028	HUF	319,300	19	–	19
2.379%	6M HUF BUBOR	Semi-Annually	06/07/2028	HUF	405,700	296	–	296
3.061%	6M PLN WIBOR	Semi-Annually	05/21/2028	PLN	10,000	(115)	–	(115)
1.974%	6-MONTH CZK - PRIBOR	Semi-Annually	01/30/2028	CZK	20,000	29	–	29
1.70%	6-MONTH HUF - BUBOR	Semi-Annually	01/22/2028	HUF	687,535	179	–	179
1D BRL CETIP	12.34%	Annually	01/02/2028	BRL	7,521	183	–	183
3.01%	6-MONTH PLN - WIBOR	Semi-Annually	10/26/2027	PLN	7,500	(69)	–	(69)
6-MONTH PLN - WIBOR	2.76%	Semi-Annually	07/03/2027	PLN	3,500	(15)	–	(15)
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	(58)	–	(58)
28-DAY MXN - TIIE	7.915%	Monthly	01/22/2027	MXN	60,251	(215)	–	(215)
28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	(60)	–	(60)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	(66)	–	(66)
28D MXN MXIBOR (TIIE)	7.755%	Monthly	02/24/2025	MXN	30,000	(91)	–	(91)
28-DAY MXN - TIIE	7.605%	Monthly	03/07/2024	MXN	86,000	(243)	–	(243)
2.4125%	6M CKZ PRIBOR	Semi-Annually	12/04/2023	CZK	33,000	–	–	0
2.05%	6M BUBOR	Semi-Annually	11/23/2023	HUF	1,200,000	(46)	–	(46)
3M PLN WIBOR	2.024%	Annually	03/12/2020	PLN	180,000	111	–	111
7.8875%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	16,834	–	–	0
6-MONTH PLN - WIBOR	2.252%	Annually	11/12/2021	PLN	57,000	140	–	140
1D BRL BROIS (CETIP)	9.46%	Annually	01/03/2022	BRL	24,056	129	–	129
6-MONTH PLN - WIBOR	2.505%	Annually	01/10/2022	PLN	32,972	126	–	126
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	(9)	–	(9)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	229

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.043%	6-MONTH PLN - WIBOR	Semi-Annually	09/27/2028	PLN	2,500	$(24)	$–	$(24)
28-DAY MXN - TIIE	7.575%	Monthly	01/28/2022	MXN	99,598	(169)	–	(169)
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	198,683	(650)	–	(650)
1D BRL BROIS (CETIP)	9.255%	Annually	01/02/2023	BRL	2,474	6	–	6
1D BRL BROIS (CETIP)	11.475%	Annually	01/02/2023	BRL	7,562	129	–	129
6-MONTH PLN - WIBOR	2.427%	Annually	01/11/2023	PLN	5,000	14	–	14
1.73%	6M CZK PRIBOR	Semi-Annually	03/26/2023	CZK	28,561	35	–	35
2.425%	6M CKZ PRIBOR	Semi-Annually	10/03/2023	CZK	23,000	(1)	–	(1)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	(158)	–	(158)
6M HUF BUBOR	4.45%	Annually	10/12/2028	HUF	3,200,000	392	–	392

						$(322)	$–	(322)

A list of open OTC swap agreements held by the Fund at November 30, 2018, is as follows:

			Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.845%	6-MONTH HUF - BUBOR	Semi-Annually	10/10/2019	HUF	4,000,000	$(66)	$–	$(66)
Goldman Sachs	1-DAY BRL - CETIP	9.73%	Annually	01/02/2020	BRL	6,161	50	–	50
JPMorgan Chase	1-DAY BRL - CETIP	9.605%	Annually	01/02/2020	BRL	5,083	40	–	40
JPMorgan Chase	1-DAY BRL - CETIP	9.065%	Annually	01/02/2020	BRL	11,157	68	–	68
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	6,073	86	–	86
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	6.78%	Annually	02/22/2020	RUB	1,677,896	(617)	–	(617)
Goldman Sachs	3M RUB MOSPRIME	6.53%	Annually	03/27/2020	RUB	2,100,000	(846)	–	(846)
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	2,100,000	(34)	–	(34)
JPMorgan Chase	1D COP COOIS (IBRCOL)	5.43%	Annually	07/17/2020	COP	18,920,484	13	–	13
Goldman Sachs	.565%	3M TELBOR	Quarterly	11/26/2020	ILS	72,500	61	–	61
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	13,491	497	–	497
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	3	–	3
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	113	–	113
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	64	–	64
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	55	–	55
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	60	–	60
JPMorgan Chase	1-DAY BRL - CETIP	8.655%	Annually	01/04/2021	BRL	4,925	19	–	19
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	(226)	–	(226)
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	875,267	(35)	–	(35)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	10,048	18	–	18
JPMorgan Chase	6-MONTH PLN - WIBOR	2.42%	Annually	12/12/2021	PLN	5,000	36	–	36
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	112	–	112
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annually	01/10/2022	HUF	2,251,935	(58)	–	(58)
JPMorgan Chase	0.725%	6-MONTH CZK - PRIBOR	Semi-Annually	02/10/2022	CZK	36,500	81	–	81
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annually	04/06/2022	HUF	400,000	(7)	–	(7)
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annually	05/10/2022	CLP	933,434	(4)	–	(4)
JPMorgan Chase	0.955%	6-MONTH CZK - PRIBOR	Semi-Annually	05/17/2022	CZK	63,920	125	–	125
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.41%	Semi-Annually	07/11/2022	CLP	1,400,000	(10)		(10)
Goldman Sachs	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.4425%	Quarterly	09/07/2022	COP	3,265,247	13	–	13
Citibank	1.165%	6-MONTH CZK - PRIBOR	Semi-Annually	09/08/2022	CZK	42,855	84	–	84
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	(483)	–	(483)
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	2,000,000	(174)	–	(174)

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.38%	Quarterly	09/25/2022	COP	13,691,742	$(10)	$–	$(10)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	127	–	127
Goldman Sachs	1-YEAR BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	166	–	166
Goldman Sachs	1D COP COOIS (IBRCOL)	5.595%	Quarterly	07/06/2023	COP	2,290,076	2	–	2
Goldman Sachs	3M TELBOR	1.335%	Annually	11/26/2023	ILS	30,000	(95)	–	(95)
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(199)	–	(199)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(160)	–	(160)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(498)	–	(498)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(388)	–	(388)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(271)	–	(271)
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	4.06%	Semi-Annually	06/02/2027	CLP	1,283,987	7	–	7
Goldman Sachs	8.024%	3M ZAR JIBAR	Quarterly	05/18/2028	ZAR	82,000	193	–	193

							$(2,088)	$–	$(2,088)

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	Ecuador Republic of Government	Sell	5.00%	Quarterly	12/20/2019	(3,400)	$22	$(59)	$81
JPMorgan Chase	Argentina Republic of Government	Sell	5.00%	Quarterly	06/20/2023	(2,769)	(121)	208	(329)

							$(99)	149	(248)

Percentages are based on Net Assets of $2,195,719 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $316,428 ($ Thousands), representing 14.41% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2018 was $397 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(G)	Security is in default on interest payment.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

CJSC — Closed Joint-Stock Company

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

GHS — Ghanaian Cedi

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Average Rate

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LTD — Limited Company

MTN — Medium Term Note

MXIBOR — Mexican Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	231

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Debt Fund (Concluded)

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UGX — Uganda Dollar

USD — United States Dollar

VAR — Variable Rate

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3†	Total
Global Bonds	$–	$2,062,783	$397	$2,063,180
U.S. Treasury Obligation	–	41,941	–	41,941

Total Investments in Securities	$–	$2,104,724	$397	$2,105,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,116	$–	$–	$1,116
Unrealized Depreciation	(750)	–	–	(750)
Forwards Contracts*
Unrealized Appreciation	–	35,599	–	35,599
Unrealized Depreciation	–	(33,439)	–	(33,439)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	81	–	81
Unrealized Depreciation	–	(329)	–	(329)
Interest Rate Swaps*
Unrealized Appreciation	–	2,093	–	2,093
Unrealized Depreciation	–	(4,181)	–	(4,181)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,788	–	1,788
Unrealized Depreciation	–	(2,110)	–	(2,110)

Total Other Financial Instruments	$366	$(498)	$–	$(132)

† A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Real Return Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 94.3%
U.S. Treasury Inflation-Protected Securities
1.375%, 01/15/2020	$11,033	$11,015
1.250%, 07/15/2020	17,022	17,057
1.125%, 01/15/2021	19,485	19,463
0.625%, 07/15/2021	20,689	20,479
0.625%, 04/15/2023	16,068	15,764
0.375%, 07/15/2023	23,694	23,088
0.125%, 04/15/2020	28,503	27,948
0.125%, 04/15/2021	24,767	24,106
0.125%, 01/15/2022	22,848	22,179
0.125%, 04/15/2022	24,129	23,319
0.125%, 07/15/2022	23,571	22,866
0.125%, 01/15/2023	23,678	22,805

Total U.S. Treasury Obligations (Cost $254,938) ($ Thousands)		250,089

Total Investments in Securities — 94.3% (Cost $254,938) ($ Thousands)		$250,089

Percentages	are based on Net Assets of $265,242 ($ Thousands).

As of November 30, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	233

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Limited Duration Bond Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 42.1%

Communication Services — 2.4%
AT&T
5.200%, 03/15/2020	$4,190	$4,284
5.000%, 03/01/2021	6,020	6,185
CBS
4.300%, 02/15/2021	2,470	2,492
Comcast
3.450%, 10/01/2021	1,000	1,001
3.300%, 10/01/2020	7,020	7,018
Discovery Communications LLC
4.375%, 06/15/2021	2,920	2,958
2.750%, 11/15/2019 (A)	600	595
2.200%, 09/20/2019	4,595	4,554
Interpublic Group of Companies
3.500%, 10/01/2020	4,840	4,828
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	1,931	1,910

		35,825

Consumer Discretionary — 1.6%
Alimentation Couche-Tard
2.350%, 12/13/2019 (A)	1,000	989
BMW US Capital LLC
2.835%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	6,470	6,434
Daimler Finance North America LLC
1.500%, 07/05/2019 (A)	750	743
Dollar Tree
3.149%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,200	1,200
Ford Motor Credit LLC
5.875%, 08/02/2021	130	133
5.750%, 02/01/2021	1,000	1,018
3.662%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	400	385

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.305%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	$500	$490
2.681%, 01/09/2020	750	739
General Motors Financial
3.366%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	4,120	4,117
3.150%, 01/15/2020	750	744
2.400%, 05/09/2019	500	498
McDonald’s MTN
2.100%, 12/07/2018	1,000	1,000
Newell Brands
2.600%, 03/29/2019	1,000	997
Volkswagen Group of America Finance LLC
3.875%, 11/13/2020 (A)	5,100	5,102

		24,589

Consumer Staples — 2.3%
Anheuser-Busch InBev Finance
2.650%, 02/01/2021	7,120	6,976
Anheuser-Busch InBev Worldwide
6.875%, 11/15/2019	1,000	1,032
BAT Capital
2.297%, 08/14/2020	9,960	9,688
Bayer US Finance LLC
2.375%, 10/08/2019 (A)	850	842
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	1,500	1,484
Campbell Soup
3.300%, 03/15/2021	625	618
Conagra Brands
2.908%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,094
Constellation Brands
2.000%, 11/07/2019	1,000	988
Danone
1.691%, 10/30/2019 (A)	1,000	985
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,000	1,013
Kraft Heinz Foods
5.375%, 02/10/2020	1,100	1,123
Molson Coors Brewing
2.250%, 03/15/2020	750	737
Mondelez International Holdings Netherlands
1.625%, 10/28/2019 (A)	1,200	1,181
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,000	985
Takeda Pharmaceutical
3.800%, 11/26/2020 (A)	3,980	3,989
Tyson Foods
2.650%, 08/15/2019	785	781

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
2.700%, 11/18/2019	$900	$893

		34,409

Energy — 0.8%
Energy Transfer Partners
5.875%, 03/01/2022	250	261
5.750%, 09/01/2020	1,468	1,506
Kinder Morgan
5.000%, 02/15/2021 (A)	5,000	5,092
Petroleos Mexicanos
5.500%, 01/21/2021	4,945	4,925
Williams
3.600%, 03/15/2022	250	245

		12,029

Financials — 24.3%
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,500	1,491
American Express Credit MTN
2.200%, 03/03/2020	10,600	10,449
American Honda Finance MTN
3.502%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,000	1,001
Athene Global Funding
2.750%, 04/20/2020 (A)	7,535	7,436
Bank of America
7.625%, 06/01/2019	750	767
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,425
Bank of America MTN
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	2,515	2,463
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	11,335	11,062
Bank of Montreal
1.750%, 06/15/2021 (A)	25,425	24,503
Bank of New York Mellon MTN
2.300%, 09/11/2019	1,500	1,491
Bank of Nova Scotia
1.875%, 04/26/2021	22,450	21,752
BB&T MTN
2.625%, 06/29/2020	4,000	3,955
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	7,360	7,189
Capital One Financial
3.450%, 04/30/2021	8,155	8,093
2.500%, 05/12/2020	4,630	4,561
Charles Schwab
3.250%, 05/21/2021	2,152	2,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citibank
3.400%, 07/23/2021	$250	$248
3.050%, 05/01/2020	1,610	1,602
Citigroup
8.500%, 05/22/2019	1,000	1,025
2.900%, 12/08/2021	9,200	8,944
2.700%, 03/30/2021	2,845	2,783
2.650%, 10/26/2020	5,394	5,300
2.500%, 07/29/2019	1,000	996
2.050%, 12/07/2018	2,600	2,600
Citizens Bank
2.250%, 10/30/2020	6,550	6,373
Cooperatieve Rabobank UA
3.125%, 04/26/2021	5,350	5,300
Credit Suisse NY
3.000%, 10/29/2021	6,929	6,782
Fifth Third Bank
2.200%, 10/30/2020	3,020	2,953
General Electric Capital MTN
6.000%, 08/07/2019	4,536	4,587
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	3,530	3,522
Goldman Sachs Group
5.250%, 07/27/2021	6,905	7,126
2.550%, 10/23/2019	3,500	3,476
HSBC Bank
4.125%, 08/12/2020 (A)	7,418	7,496
Jackson National Life Global Funding
2.811%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	10,755	10,729
2.250%, 04/29/2021 (A)	2,265	2,205
JPMorgan Chase
6.300%, 04/23/2019	3,500	3,542
4.400%, 07/22/2020	6,200	6,297
2.550%, 03/01/2021	7,461	7,308
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	735	730
2.868%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	1,695	1,689
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,085	2,064
KeyCorp MTN
2.900%, 09/15/2020	4,670	4,623
Lloyds Bank
3.300%, 05/07/2021	1,025	1,013
Macquarie Bank MTN
2.600%, 06/24/2019 (A)	650	648
Manufacturers & Traders Trust
2.050%, 08/17/2020	9,590	9,385
MassMutual Global Funding II
1.550%, 10/11/2019 (A)	5,774	5,701

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	235

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.750%, 01/25/2021	$6,943	$7,227
Morgan Stanley MTN
7.300%, 05/13/2019	1,500	1,527
5.625%, 09/23/2019	1,000	1,018
3.168%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	1,988
2.625%, 11/17/2021	7,180	6,950
New York Life Global Funding
1.950%, 09/28/2020 (A)	9,950	9,702
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	970
PNC Bank
2.500%, 01/22/2021	5,585	5,485
1.950%, 03/04/2019	2,000	1,995
PNC Bank MTN
2.300%, 06/01/2020	3,465	3,412
Pricoa Global Funding I
1.450%, 09/13/2019 (A)	1,000	987
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	7,170	7,073
Protective Life Global Funding
1.555%, 09/13/2019 (A)	7,330	7,240
Prudential Financial MTN
4.500%, 11/15/2020	6,447	6,577
Royal Bank of Canada
2.100%, 10/14/2020	4,050	3,968
1.875%, 02/05/2020	15,355	15,143
Santander UK
3.400%, 06/01/2021	585	580
2.350%, 09/10/2019	1,500	1,491
SunTrust Bank
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	4,500	4,491
2.900%, 03/03/2021	4,995	4,922
UBS
3.027%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (A)	1,500	1,501
UBS MTN
2.200%, 06/08/2020 (A)	8,015	7,861
US Bank
3.150%, 04/26/2021	6,500	6,463
3.050%, 07/24/2020	2,160	2,154
VEREIT Operating Partnership
3.000%, 02/06/2019	625	625
WEA Finance LLC
2.700%, 09/17/2019 (A)	1,145	1,139
Wells Fargo MTN
3.500%, 03/08/2022	4,461	4,408
2.625%, 07/22/2022	225	216
2.600%, 07/22/2020	6,330	6,230
2.150%, 01/30/2020	2,000	1,974

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank
3.625%, 10/22/2021	$1,000	$998
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	615	612
2.400%, 01/15/2020	5,040	4,997

		368,758

Health Care — 4.5%
AbbVie
2.900%, 11/06/2022	550	530
2.500%, 05/14/2020	7,860	7,738
Allergan Sales LLC
5.000%, 12/15/2021 (A)	500	513
Amgen
2.200%, 05/11/2020	1,530	1,505
Becton Dickinson
2.675%, 12/15/2019	1,000	992
Boston Scientific
6.000%, 01/15/2020	750	770
Celgene
2.875%, 02/19/2021	6,170	6,056
2.750%, 02/15/2023	1,400	1,328
Cigna
4.500%, 03/15/2021	850	865
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	8,875	8,861
2.250%, 12/05/2018	2,550	2,550
Gilead Sciences
2.550%, 09/01/2020	5,015	4,948
Halfmoon Parent
3.400%, 09/17/2021 (A)	1,000	991
3.200%, 09/17/2020 (A)	11,910	11,823
Humana
2.500%, 12/15/2020	855	836
Mylan
2.500%, 06/07/2019	8,590	8,540
Sutter Health
2.286%, 08/15/2053	1,000	975
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	4,188	4,131
UnitedHealth Group
2.875%, 12/15/2021	3,235	3,198
Zimmer Biomet Holdings
2.700%, 04/01/2020	750	740

		67,890

Industrials — 1.9%
AerCap Ireland Capital DAC
3.750%, 05/15/2019	500	500

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Lease
3.500%, 01/15/2022	$690	$678
2.125%, 01/15/2020	825	812
America West Airlines, Pass-Through Trust, Ser 1999-1
7.930%, 01/02/2019	182	183
BAE Systems Holdings
6.375%, 06/01/2019 (A)	800	812
2.850%, 12/15/2020 (A)	500	491
Caterpillar Financial Services MTN
2.900%, 03/15/2021	3,655	3,616
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	7,262	6,906
General Dynamics
2.875%, 05/11/2020	8,035	8,014
General Electric Capital MTN
5.550%, 05/04/2020	1,815	1,832
4.650%, 10/17/2021	800	787
2.200%, 01/09/2020	1,000	973
IHS Markit
5.000%, 11/01/2022 (A)	500	509
Ingersoll-Rand
9.000%, 08/15/2021	750	848
Siemens Financieringsmaatschappij
1.300%, 09/13/2019 (A)	1,000	986
United Technologies
3.279%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	1,300	1,301

		29,248

Information Technology — 1.3%
Analog Devices
2.850%, 03/12/2020	625	621
Apple
3.497%, VAR ICE LIBOR USD 3 Month+0.820%, 02/22/2019	1,500	1,502
Broadcom
2.375%, 01/15/2020	1,250	1,234
Dell International LLC
4.420%, 06/15/2021 (A)	3,900	3,902
3.480%, 06/01/2019 (A)	750	748
IBM Credit LLC
3.450%, 11/30/2020	11,845	11,845

		19,852

Materials — 0.5%
Bemis
6.800%, 08/01/2019	1,000	1,022
Dow Chemical
8.550%, 05/15/2019	1,000	1,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DowDuPont
3.766%, 11/15/2020	$3,790	$3,807
Georgia-Pacific LLC
2.539%, 11/15/2019 (A)	1,250	1,240
WestRock MWV LLC
7.375%, 09/01/2019	1,050	1,080

		8,173

Real Estate — 1.0%
Alexandria Real Estate Equities
2.750%, 01/15/2020	1,000	991
American Tower
3.400%, 02/15/2019	1,000	1,000
Boston Properties
5.875%, 10/15/2019	1,000	1,017
Digital Realty Trust
5.875%, 02/01/2020	550	562
Duke Realty
3.875%, 02/15/2021	700	703
GLP Capital
4.875%, 11/01/2020	1,408	1,418
HCP
2.625%, 02/01/2020	500	495
Highwoods Realty
3.200%, 06/15/2021	1,166	1,148
Host Hotels & Resorts
6.000%, 10/01/2021	650	682
National Retail Properties
3.800%, 10/15/2022	708	706
Realty Income
3.250%, 10/15/2022	1,000	980
Reckson Operating Partnership
7.750%, 03/15/2020	1,000	1,050
UDR MTN
4.625%, 01/10/2022	1,000	1,020
Ventas Realty
2.700%, 04/01/2020	1,000	989
VEREIT Operating Partnership
4.125%, 06/01/2021	500	502
Welltower
6.125%, 04/15/2020	500	516
4.125%, 04/01/2019	954	954

		14,733

Sovereign — 0.6%
International Bank for Reconstruction & Development
2.460%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	9,280	9,277

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	237

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 0.9%
DTE Energy
2.400%, 12/01/2019	$1,000	$990
Duke Energy Florida LLC
2.100%, 12/15/2019	938	932
Entergy Texas
7.125%, 02/01/2019	750	754
Jersey Central Power & Light
7.350%, 02/01/2019	1,620	1,631
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,003
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	519
Public Service Enterprise Group
1.600%, 11/15/2019	7,290	7,179

		13,008

Total Corporate Obligations (Cost $643,663) ($ Thousands)		637,791

U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Bills (B)
2.415%, 04/11/2019	779	772
2.431%, 04/18/2019	2,053	2,034
2.114%, 12/13/2018	382	382
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2022	22,496	21,838
0.125%, 01/15/2023	10,390	10,007
U.S. Treasury Notes
2.875%, 10/15/2021	29,745	29,774
2.875%, 09/30/2023	60,240	60,285
2.875%, 10/31/2023	45,490	45,533
2.750%, 09/30/2020	12,305	12,289
2.750%, 09/15/2021	14,745	14,713
2.427%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	18,035	18,042
2.250%, 02/15/2021	22,045	21,776
2.125%, 08/31/2020	64,320	63,554
2.125%, 01/31/2021	64,965	64,013
1.125%, 12/31/2019	8,480	8,332
1.125%, 04/30/2020	86,225	84,241

Total U.S. Treasury Obligations (Cost $459,287) ($ Thousands)		457,585

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 13.3%

Agency Mortgage-Backed Obligations — 7.7%
FHLMC
5.000%, 06/01/2019	$7	$6
3.000%, 08/23/2021	6,430	6,416
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.663%, 03/01/2037	99	103
FHLMC CMO, Ser 2004-2761, Cl FT
2.657%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	667	670
FHLMC CMO, Ser 2005-2922, Cl FE
2.557%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	1,278	1,277
FHLMC CMO, Ser 2005-2990, Cl LK
2.677%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	1,608	1,609
FHLMC CMO, Ser 2005-3066, Cl PF
2.607%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	1,461	1,464
FHLMC CMO, Ser 2006-3102, Cl FB
2.607%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	1,121	1,122
FHLMC CMO, Ser 2006-3136, Cl KF
2.607%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	1,056	1,059
FHLMC CMO, Ser 2008-3419, Cl FA
2.877%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	606	608
FHLMC CMO, Ser 2009-3616, Cl FG
2.957%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	769	777
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	144	145
FHLMC CMO, Ser 2010-3762, Cl FP
2.757%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	245	246
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	427	428
FHLMC CMO, Ser 2011-3867, Cl FN
2.657%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	365	366
FHLMC CMO, Ser 2011-3895, Cl FM
2.657%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	1,415	1,422
FHLMC CMO, Ser 2011-3940, Cl PF
2.657%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	2,004	2,007
FHLMC CMO, Ser 2011-3946, Cl FG
2.657%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	275	276
FHLMC CMO, Ser 2011-3960, CI JF
2.757%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	806	808

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3964, Cl QA
3.000%, 11/15/2026	$164	$164
FHLMC CMO, Ser 2012-4048, Cl GF
2.657%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	595	595
FHLMC CMO, Ser 2012-4094, Cl BF
2.707%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	1,212	1,218
FHLMC CMO, Ser 2012-4095, Cl FB
2.707%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	521	523
FHLMC CMO, Ser 2012-4102, Cl LF
2.557%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	422	421
FHLMC CMO, Ser 2013-4247, CI AK
4.500%, 12/15/2042	493	510
FHLMC CMO, Ser 2014-4387, CI JA
3.000%, 06/15/2040	2,877	2,865
FHLMC Multifamily Structured Pass-Through Certificates, Ser J22F, CI A1
3.454%, 05/25/2023	2,250	2,261
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A5
5.085%, 03/25/2019	2,069	2,071
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	2,250	2,269
FHLMC Multifamily Structured Pass-Through Certificates, Ser K504, Cl A2
2.566%, 09/25/2020 (C)	2,462	2,448
FHLMC Multifamily Structured Pass-Through Certificates, Ser K729, Cl A1
2.951%, 02/25/2024	2,062	2,051
FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A1
3.452%, 09/24/2024	985	995
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC01, Cl A1
1.981%, 10/25/2022	1,913	1,873
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF09, Cl A
2.687%, VAR LIBOR USD 1 Month+0.380%, 05/25/2022	807	807
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF10, Cl A
2.687%, VAR LIBOR USD 1 Month+0.380%, 07/25/2022	621	620
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.667%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	554	554

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
2.687%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	$700	$701
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ02, Cl A2
2.597%, 09/25/2020	1,315	1,305
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	2,226	2,169
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	2,610	2,548
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ10, Cl A1
2.124%, 12/25/2022	1,136	1,123
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP02, Cl A2
2.355%, 04/25/2021 (C)	3,048	3,032
FHLMC Multifamily Structured Pass-Through Certificates, Ser 0004, Cl AFL
2.793%, VAR 12 Month Treas Avg+0.740%, 10/25/2021	1,663	1,664
FNMA
6.000%, 02/01/2023	1,188	1,228
5.000%, 05/01/2019	5	5
4.500%, 05/01/2024	666	692
4.380%, 04/01/2021	579	593
4.360%, 01/01/2020	2,435	2,464
4.330%, 04/01/2021	733	750
3.850%, 01/01/2021	1,940	1,963
2.400%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	5,000	5,004
2.010%, 06/01/2020	1,220	1,202
1.740%, 11/01/2019	2,400	2,395
FNMA ARM
2.353%, VAR ICE LIBOR USD 1 Month+0.240%, 10/01/2019	2,980	2,977
FNMA CMO, Ser 2004-100, Cl FA
2.515%, VAR LIBOR USD 1 Month+0.200%, 01/25/2035	2,340	2,336
FNMA CMO, Ser 2004-94, Cl HF
2.615%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	508	510
FNMA CMO, Ser 2005-45, Cl PF
2.565%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	1,690	1,691
FNMA CMO, Ser 2005-83, Cl FP
2.645%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,375	1,380

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	239

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-31, Cl FP
2.615%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	$268	$268
FNMA CMO, Ser 2006-56, Cl FE
2.745%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	1,160	1,165
FNMA CMO, Ser 2007-98, Cl FD
2.765%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	551	553
FNMA CMO, Ser 2008-24, Cl PF
2.965%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	409	411
FNMA CMO, Ser 2010-35, Cl EF
2.865%, VAR LIBOR USD 1 Month+0.550%, 04/25/2040	1,878	1,886
FNMA CMO, Ser 2010-43, Cl VF
2.865%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	919	928
FNMA CMO, Ser 2011-124, Cl DF
2.765%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	1,471	1,477
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	3	3
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,202	1,213
FNMA CMO, Ser 2012-111, Cl NF
2.665%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,542	1,543
FNMA CMO, Ser 2012-137, CI CF
2.615%, VAR LIBOR USD 1 Month+0.300%, 08/25/2041	1,093	1,093
FNMA CMO, Ser 2012-54, Cl CF
3.015%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	685	704
FNMA CMO, Ser 2012-93, Cl GF
2.565%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	316	316
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	1,170	1,163
FNMA CMO, Ser 2016-48, Cl UF
2.715%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	502	505
FNMA TBA
3.000%, 12/25/2028	730	720
FNMA, Ser 2010-M7, CI A2
3.655%, 11/25/2020	389	391
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	1,221	1,210
FNMA, Ser 2017-M11, Cl FA
2.752%, VAR LIBOR USD 1 Month+0.470%, 09/25/2024	1,349	1,349
FNMA, Ser M2, CI AV1
1.470%, 01/25/2023	932	904

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M7, CI FA
2.915%, VAR LIBOR USD 1 Month+0.600%, 11/25/2020	$539	$540
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.565%, 12/25/2048 (A)(C)	3,518	3,592
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.493%, 01/25/2046 (A)(C)	5,605	5,690
GNMA ARM
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 10/20/2042	395	406
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	274	284
2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 01/20/2042	755	775
GNMA CMO, Ser 2007-1, Cl F
2.601%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	846	847
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	39	39
GNMA CMO, Ser 2010-98, Cl QF
2.701%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	2,027	2,036
GNMA CMO, Ser 2011-151, Cl BF
2.651%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	855	860
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	26	26
GNMA CMO, Ser 2012-77, Cl FM
2.980%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,429	1,446
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,229	1,130

		116,259

Non-Agency Mortgage-Backed Obligations — 5.6%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(C)	1,013	1,000
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(C)	2,167	2,142
Americold LLC Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (A)	1,982	1,993
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/2032 (A)(C)	5,480	5,545
BBCMS Trust, Ser 2013-TYSN, CI A2
3.756%, 09/05/2032 (A)	600	604
BCAP LLC Trust, Ser 2015-RR5, CI 1A3
1.773%, 08/26/2036 (A)(C)	2,173	2,118

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-C1, CI A1
1.506%, 05/10/2049	$2,080	$2,041
COMM Mortgage Trust, Ser 2014-PAT, Cl A
3.081%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (A)	320	320
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	2,202	2,198
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	135	133
COMM Mortgage Trust, Ser 2015-PC1, Cl A2
3.148%, 07/10/2050	9,025	9,009
Credit Suisse Mortgage Capital Certificates, Ser GLPB, CI A
3.639%, 11/15/2034 (A)	2,840	2,852
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(C)	1,424	1,402
FDIC Guaranteed Notes Trust, Ser 2010-S4, CI A
3.027%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	3,834	3,762
FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A1
3.500%, 05/25/2047	1,742	1,726
GS Mortgage Securities II, Ser 2015-GC30, CI A2
2.726%, 05/10/2050	1,185	1,176
GS Mortgage Securities Trust, Ser 2010-C1, CI A1
3.679%, 08/10/2043 (A)	65	65
GS Mortgage Securities Trust, Ser 2010-C2, CI A1
3.849%, 12/10/2043 (A)	15	15
GS Mortgage Securities Trust, Ser 2012-SHOP, CI A
2.933%, 06/05/2031 (A)	505	505
GS Mortgage Securities Trust, Ser 2015-GC28. CI A2
2.898%, 02/10/2048	1,755	1,749
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, CI A1A
3.750%, 10/25/2057 (A)	2,000	1,973
Holmes Master Issuer, Ser 2018-1A, Cl A2
2.796%, VAR ICE LIBOR USD 3 Month+0.360%, 10/15/2054 (A)	2,465	2,459
HSI Asset Securitization Trust, Ser 2005-NC1, CI M1
3.080%, VAR ICE LIBOR USD 1 Month+0.765%, 07/25/2035	2,290	2,286
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, CI A1
1.451%, 06/15/2019	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl A2
2.940%, 11/15/2047	$1,211	$1,208
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.733%, 02/15/2048	2,880	2,860
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,750	1,717
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A3A2
3.472%, 07/15/2047 (A)	2,125	2,127
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-A5, Cl A5
3.500%, 01/25/2047 (A)(C)	5,202	5,139
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-C6, Cl ASB
3.144%, 05/15/2045	1,654	1,646
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
3.217%, VAR LIBOR USD 1 Month+0.910%, 06/15/2035 (A)	1,860	1,855
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(C)	2,152	2,122
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(C)	1,305	1,280
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(C)	2,591	2,537
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, CI A1
2.741%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	650	638
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Cl ASB
2.699%, 12/15/2048	1,756	1,738
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, CI A2
2.849%, 06/15/2047	1,147	1,145
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, CI A1
1.980%, 12/15/2047	119	118
Morgan Stanley Capital I Trust, Ser 2014-MP, CI A
3.469%, 08/11/2033 (A)	3,390	3,405
OBP Depositor Trust, Ser 2010-0BP, Cl A
4.646%, 07/15/2045 (A)	390	395
Tharaldson Hotel Portfolio Trust, Ser 2018-THPT, CI A
3.066%, VAR LIBOR USD 1 Month+0.750%, 11/11/2034 (A)	1,082	1,079

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	241

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.575%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	$2,139	$2,116
Wells Fargo Commercial Mortgage Trust, Ser 2010-C1, Cl A1
3.349%, 11/15/2043 (A)	625	626
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, CI A
2.800%, 03/18/2028 (A)(C)	420	416
Wells Fargo Commercial Mortgage Trust, Ser 2016-C33, CI A2
2.785%, 03/15/2059	1,000	986
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A3
3.998%, 03/15/2044 (A)	820	823
WFRBS Commercial Mortgage Trust, Ser 2014-C25, CI A1
1.518%, 11/15/2047	447	444
WinWater Mortgage Loan Trust, Ser 2014-3, CI A7
3.000%, 11/20/2044 (A)(C)	1,791	1,799

		85,342

Total Mortgage-Backed Securities (Cost $203,097) ($ Thousands)		201,601

ASSET-BACKED SECURITIES — 11.1%

Automotive — 5.3%
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/2020	4,135	4,119
Chesapeake Funding II LLC, Ser 2016-2A, CI A2
3.280%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	1,119	1,122
Chesapeake Funding II LLC, Ser 2016-2A, CI B
2.700%, 06/15/2028 (A)	500	497
Chesapeake Funding II LLC, Ser 2017-4A, CI A2
2.647%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,516	1,517
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	2,395	2,342
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, CI A4
1.870%, 02/15/2022 (A)	4,255	4,197
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (A)	535	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2015-DA, CI D
4.590%, 01/17/2023 (A)	$2,125	$2,141
Drive Auto Receivables Trust, Ser 2018-2, CI B
3.220%, 04/15/2022	5,565	5,562
Drive Auto Receivables Trust, Ser 2018-3, CI B
3.370%, 09/15/2022	8,070	8,070
Drive Auto Receivables Trust, Ser 2018-4, CI B
3.360%, 10/17/2022	5,795	5,786
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	4,900	4,905
Enterprise Fleet Financing LLC, Ser 2018-2, CI A2
3.140%, 02/20/2024 (A)	3,880	3,867
First Investors Auto Owner Trust, Ser 2018-1A, Cl A2
3.220%, 01/17/2023 (A)	2,660	2,655
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A4
1.760%, 03/20/2020	4,606	4,599
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl B
3.480%, 07/20/2022	2,105	2,106
Hertz Fleet Lease Funding, Ser 2015-1, Cl B
3.364%, VAR ICE LIBOR USD 1 Month+1.050%, 07/10/2029 (A)	3,350	3,351
Nissan Master Owner Trust Receivables, Ser 2016-A, CI A2
1.540%, 06/15/2021	3,000	2,976
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (A)	2,325	2,325
Santander Drive Auto Receivables Trust, Ser 2015-2, Cl C
2.440%, 04/15/2021	1,418	1,417
Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/2021 (A)	2,000	1,979
Santander Retail Auto Lease Trust, Ser 2017-A, CI B
2.680%, 01/20/2022 (A)	3,725	3,681
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	2,423	2,414
Tidewater Auto Receivables Trust, Ser 2018-AA, CI A2
3.120%, 07/15/2022 (A)	4,081	4,070
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	2,708	2,704

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2018-1A, CI B
3.680%, 07/15/2023 (A)	$1,660	$1,666

		80,602

Credit Cards — 1.4%

American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/2023	3,020	2,963
Citibank Credit Card Issuance Trust, Ser 2014-A1, CI A1
2.880%, 01/23/2023	1,380	1,372
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	1,980
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	6,575	6,502
Synchrony Credit Card Master Note Trust, Ser 2015-4, CI A
2.380%, 09/15/2023	4,620	4,548
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	3,700	3,607

		20,972

Mortgage Related Securities — 0.3%

ACE Securities Home Equity Loan Trust, Ser 2006-NC1, CI A1
2.755%, VAR ICE LIBOR USD 1 Month+0.440%, 12/25/2035	372	371
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, CI A1
3.001%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	244	244
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.565%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	848	845
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
2.990%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	943	943
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.755%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	1,026	1,024
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
2.545%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2037 (A)	1,397	1,390

		4,817

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 4.1%
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
3.170%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	$1,885	$1,883
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
3.095%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	718	720
Babson CLO, Ser 2017-IA, CI AR
3.269%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (A)	1,000	995
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
3.421%, VAR ICE LIBOR USD 1 Month+1.140%, 09/25/2034	17	17
Bravo Mortgage Asset Trust, Ser 2006-1A, CI A2
2.555%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	679	675
Citigroup Mortgage Loan Trust, Ser 2007-WFH1, CI A4
2.515%, VAR ICE LIBOR USD 1 Month+0.200%, 01/25/2037	721	719
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, CI A3
2.565%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	1,952	1,943
CNH Equipment Trust, Ser 2018-B, Cl A3
3.190%, 11/15/2023	2,985	2,986
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4
3.740%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	511	512
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
2.875%, VAR ICE LIBOR USD 1 Month+0.560%, 12/25/2035	433	433
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
3.245%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	1,325	1,328
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.290%, VAR ICE LIBOR USD 1 Month+0.975%, 05/25/2035	1,000	998
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
3.165%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2035	306	306

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	243

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	$2,410	$2,408
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.315%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	804
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
3.005%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	832	833
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
3.016%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	251	251
FBR Securitization Trust, Ser 2005-2, Cl M1
3.001%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2035	28	28
Goal Capital Funding Trust, Ser 2005-2, Cl A3
2.847%, VAR ICE LIBOR USD 3 Month+0.170%, 05/28/2030	509	508
GSAMP Trust, Ser 2006-HE1, CI A2D
2.625%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	594	594
HSI Asset Securitization Trust, Ser 2006-0PT1, Cl M1
2.675%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	2,070	2,046
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH3, CI A4
2.525%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	940	936
Magnetite XVI, Ser 2018-16A, CI AR
3.245%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	750	746
Navient Student Loan Trust, Ser 2015-2, Cl A3
2.885%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	1,050	1,044
Navient Student Loan Trust, Ser 2016-3A, CI A2
3.131%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	739	742
Navient Student Loan Trust, Ser 2017-1A, CI A2
3.031%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	1,509	1,515
Navient Student Loan Trust, Ser 2017-3A, CI A2
2.881%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	2,000	2,006
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
3.115%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (A)	1,550	1,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
2.881%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	$504	$499
NextGear Floorplan Master Owner Trust, Ser 2017-2A, CI A2
2.560%, 10/17/2022 (A)	1,015	1,000
Octagon Investment Partners 25, Ser 2018-1A, CI AR
3.269%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (A)	430	427
PFS Financing, Ser 2018-B, Cl A
2.890%, 02/15/2023 (A)	750	741
RAMP Trust, Ser 2004-RS12, Cl MII3
3.815%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2034	269	270
RAMP Trust, Ser 2006-RZ1, CI M1
2.715%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	441	441
Securitized Asset-Backed Receivables Trust, Ser 2006-0P1, CI M1
2.685%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	185	185
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.676%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,526	1,510
SLM Student Loan Trust, Ser 2003-11, Cl A6
2.884%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	1,041	1,045
SLM Student Loan Trust, Ser 2004-1, Cl A4
2.750%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	1,248	1,248
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.600%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	1,158	1,157
SLM Student Loan Trust, Ser 2006-8, Cl A5
2.600%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	1,001	1,000
SLM Student Loan Trust, Ser 2006-9, Cl A5
2.590%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	1,337	1,334
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.715%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	2,425	2,427
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.835%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	670	672
SLM Student Loan Trust, Ser 2011-2, Cl A1
2.881%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	1,061	1,065
SLM Student Loan Trust, Ser 2012-2, Cl A
3.015%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,246	1,239

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-4, Cl A
2.831%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	$424	$425
SLM Student Loan Trust, Ser 2017-10A, Cl A3
2.804%, VAR LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	2,512	2,514
SPS Servicer Advance Receivables Trust, Ser 2016-T2, CI AT2
2.750%, 11/15/2049 (A)	2,850	2,840
SPS Servicer Advance Receivables Trust, Ser 2018-T1
3.620%, 10/17/2050	4,200	4,200
Structured Asset Investment Loan Trust, Ser 2004-10, CI A7
3.375%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	628	631
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
2.975%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	610	609
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	812	814
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, CI A5
2.455%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/2036	1,009	1,005
Structured Asset Securities, Ser 2005-WF1, Cl A3
2.975%, VAR ICE LIBOR USD 1 Month+0.660%, 02/25/2035	505	505
Treman Park CLO, Ser 2018-1A, CI ARR
3.535%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	1,100	1,100
Voya CLO, Ser 2017-3A, CI A1R
3.210%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	954	950

		61,386

Total Asset-Backed Securities (Cost $167,921) ($ Thousands)		167,777

MUNICIPAL BONDS — 1.3%

California — 0.5%
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,597	7,403

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	$1,820	$1,840

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,036

Michigan — 0.1%
Genesee County, GO Callable 12/11/2018 @ 100
2.899%, 10/01/2019 (D)	1,479	1,479

North Carolina — 0.1%
North Carolina State, Eastern Municipal Power Agency, RB
2.928%, 07/01/2020	2,210	2,201

Pennsylvania — 0.3%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
2.024%, 12/01/2020	4,680	4,569

Washington — 0.1%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	1,000	971

Total Municipal Bonds (Cost $19,889) ($ Thousands)		19,499

COMMERCIAL PAPER (B) — 1.2%
New Jersey Natural Gas
2.512%, 12/03/2018	6,241	6,240
Washington Gas Light
2.653%, 12/05/2018	6,025	6,023
2.522%, 12/03/2018	6,700	6,699

Total Commercial Paper (Cost $18,962) ($ Thousands)		18,962

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	245

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Limited Duration Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	12,317,828	$12,318

(Cost $12,318) ($ Thousands)		12,318

Total Investments in Securities — 100.0% (Cost $1,525,137) ($ Thousands)		$1,515,533

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. 2-Year Treasury Note	422	Apr-2019	$88,998	$89,035	$37
U.S. 5-Year Treasury Note	45	Mar-2019	5,077	5,083	6

			$94,075	$94,118	$43

Percentages are based on Net Assets of $1,515,797 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $283,628 ($ Thousands), representing 18.7% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$637,791	$–	$637,791
U.S. Treasury Obligations	–	457,585	–	457,585
Mortgage-Backed Securities	–	201,601	–	201,601
Asset-Backed Securities	–	167,777	–	167,777
Municipal Bonds	–	19,499	–	19,499
Commercial Paper	–	18,962	–	18,962
Cash Equivalent	12,318	–	–	12,318

Total Investments in Securities	$12,318	$1,503,215	$–	$1,515,533

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$43	$–	$–	$43

Total Other Financial Instruments	$43	$–	$–	$43

*Futures contracts are valued at the unrealized appreciation on the instruments.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$12,304	$727,532	$(727,518)	$12,318	$225

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	247

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund

Sector Weightings†:

† Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 86.3%

Communication Services — 5.1%
21st Century Fox America
8.150%, 10/17/2036	$630	$889
6.400%, 12/15/2035	1,930	2,372
6.150%, 03/01/2037	1,710	2,054
America Movil
6.125%, 03/30/2040	1,345	1,524
5.000%, 03/30/2020	3,340	3,389
3.125%, 07/16/2022	12,420	12,039
AT&T
8.250%, 11/15/2031 (A)	1,150	1,459
5.150%, 11/15/2046 (A)	2,230	2,026
4.500%, 03/09/2048	1,145	953
3.775%, 11/27/2022 (A)(B)	6,000	5,156
3.400%, 05/15/2025	3,500	3,256
Baidu
4.875%, 11/14/2028	710	709
4.375%, 05/14/2024	1,070	1,072
Charter Communications Operating LLC
6.484%, 10/23/2045	3,120	3,118
6.384%, 10/23/2035	3,855	3,936
4.908%, 07/23/2025	3,415	3,392
4.464%, 07/23/2022	50	50
Comcast
5.650%, 06/15/2035	270	292
4.950%, 10/15/2058	2,370	2,324
4.700%, 10/15/2048	7,220	7,030
4.600%, 10/15/2038	3,145	3,077
4.200%, 08/15/2034	7,700	7,280
4.049%, 11/01/2052	1,800	1,528
3.969%, 11/01/2047	2,723	2,340
3.950%, 10/15/2025	6,560	6,534
3.900%, 03/01/2038	1,165	1,047
3.600%, 03/01/2024	920	914
3.400%, 07/15/2046	1,105	884
3.375%, 02/15/2025	8,235	7,968

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 03/01/2026	$3,380	$3,176
3.150%, 02/15/2028	815	748
2.350%, 01/15/2027	5,000	4,378
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,119
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	1,360	1,321
Discovery Communications LLC
6.350%, 06/01/2040	2,660	2,825
2.950%, 03/20/2023	4,500	4,274
NBCUniversal Media LLC
6.400%, 04/30/2040	1,770	2,048
5.950%, 04/01/2041	1,669	1,846
SES
3.600%, 04/04/2023 (A)	5,399	5,231
SES GLOBAL Americas Holdings GP
2.500%, 03/25/2019 (A)	4,504	4,491
Sprint Spectrum LLC
4.738%, 03/20/2025 (A)	6,250	6,211
3.360%, 09/20/2021 (A)	3,601	3,560
Telefonos de Mexico
5.500%, 11/15/2019	9,515	9,662
Verizon Communications
5.012%, 08/21/2054	1,342	1,267
4.522%, 09/15/2048	3,279	2,988
Viacom
5.625%, 09/15/2019	2,200	2,244
Vodafone Group
3.750%, 01/16/2024	2,294	2,235

		149,236

Consumer Discretionary — 3.8%
Air Canada, Pass-Through Trust, Ser 2015-1, CI A
3.600%, 03/15/2027 (A)	4,103	3,935
Alibaba Group Holding
2.800%, 06/06/2023	2,060	1,971
Amazon.com
5.200%, 12/03/2025	4,890	5,309
3.875%, 08/22/2037	5,470	5,172
2.800%, 08/22/2024	2,915	2,786
American Honda Finance MTN
1.950%, 07/20/2020	3,720	3,648
1.200%, 07/12/2019	1,030	1,019
AutoNation
3.800%, 11/15/2027	1,700	1,516
BMW US Capital LLC
3.450%, 04/12/2023 (A)	2,550	2,494
2.800%, 04/11/2026 (A)	3,780	3,437
1.500%, 04/11/2019 (A)	4,474	4,447
Daimler Finance North America LLC
2.200%, 05/05/2020 (A)	4,005	3,934

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ferguson Finance
4.500%, 10/24/2028 (A)	$4,400	$4,293
Ford Motor Credit LLC
3.813%, 10/12/2021	8,470	8,204
General Motors Financial
3.450%, 04/10/2022	3,500	3,361
Harley-Davidson Financial Services MTN
2.400%, 09/15/2019 (A)	180	179
2.150%, 02/26/2020 (A)	4,500	4,424
Home Depot
5.875%, 12/16/2036	3,889	4,538
4.500%, 12/06/2048	1,950	1,949
4.400%, 03/15/2045	840	823
3.900%, 06/15/2047	1,505	1,372
3.750%, 02/15/2024	2,300	2,324
3.500%, 09/15/2056	3,015	2,447
3.350%, 09/15/2025	1,705	1,669
2.800%, 09/14/2027	3,245	3,004
Kohl’s
5.550%, 07/17/2045	4,905	4,534
Lowe’s
4.050%, 05/03/2047	4,335	3,900
3.700%, 04/15/2046	2,300	1,960
3.375%, 09/15/2025	2,210	2,143
Newell Brands
5.500%, 04/01/2046	2,770	2,501
5.000%, 11/15/2023	1,435	1,422
NVR
3.950%, 09/15/2022	2,365	2,350
QVC
4.375%, 03/15/2023	1,875	1,820
Target
6.500%, 10/15/2037	2,650	3,230
4.000%, 07/01/2042	1,700	1,561
2.500%, 04/15/2026	1,880	1,722
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,401
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (A)	3,665	3,632

		111,431

Consumer Staples — 9.4%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,909
Aetna Inc
2.750%, 11/15/2022	3,735	3,566
Altria Group
9.950%, 11/10/2038	1,708	2,597
9.250%, 08/06/2019	3,072	3,200
4.750%, 05/05/2021	2,400	2,448
4.000%, 01/31/2024	3,845	3,839
2.625%, 01/14/2020	7,450	7,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.625%, 09/16/2026	$2,115	$1,890
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,300	1,209
4.700%, 02/01/2036	13,671	12,833
3.650%, 02/01/2026	11,650	10,969
2.650%, 02/01/2021	7,420	7,270
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,515	5,967
8.000%, 11/15/2039	2,815	3,663
4.600%, 04/15/2048	5,275	4,733
Archer-Daniels-Midland
4.500%, 03/15/2049	4,605	4,550
3.375%, 03/15/2022	5,955	5,949
Ascension Health
3.945%, 11/15/2046	1,800	1,668
BAT Capital
4.390%, 08/15/2037	4,480	3,789
2.764%, 08/15/2022	4,460	4,223
BAT International Finance
2.750%, 06/15/2020 (A)	5,890	5,784
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,685	2,110
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,820	1,709
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	1,978
Bowdoin College
4.693%, 07/01/2112	1,454	1,382
Coca-Cola
1.550%, 09/01/2021	4,175	4,016
Constellation Brands
4.400%, 11/15/2025	1,385	1,379
Costco Wholesale
2.750%, 05/18/2024	4,225	4,082
Coventry Health Care
5.450%, 06/15/2021	1,480	1,525
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,196	2,634
7.507%, 01/10/2032 (A)	1,546	1,786
6.036%, 12/10/2028	3,127	3,330
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,020	3,867
Hershey
3.100%, 05/15/2021	5,000	4,995
2.300%, 08/15/2026	4,145	3,742
JM Smucker
2.200%, 12/06/2019	4,905	4,835
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,880	2,741
3.150%, 05/01/2027	2,005	1,903
Kraft Heinz Foods
6.875%, 01/26/2039	1,900	2,125

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	249

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kroger
3.400%, 04/15/2022	$2,774	$2,736
2.800%, 08/01/2022	3,455	3,335
Land O’ Lakes
6.000%, 11/15/2022 (A)	640	662
Maple Escrow Subsidiary
4.417%, 05/25/2025 (A)	2,420	2,376
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	4,032
Molson Coors Brewing
2.250%, 03/15/2020	3,105	3,050
Nestle Holdings
4.000%, 09/24/2048 (A)	1,515	1,428
3.900%, 09/24/2038 (A)	1,155	1,100
3.500%, 09/24/2025 (A)	6,235	6,183
Northwell Healthcare
4.260%, 11/01/2047	1,915	1,750
Northwestern University
3.662%, 12/01/2057	1,820	1,618
Novartis Capital
3.000%, 11/20/2025	4,285	4,058
PepsiCo
3.450%, 10/06/2046	5,006	4,346
2.375%, 10/06/2026	5,960	5,392
Philip Morris International
6.375%, 05/16/2038	5,175	5,977
4.500%, 03/20/2042	1,905	1,781
4.250%, 11/10/2044	1,604	1,434
3.875%, 08/21/2042	460	391
2.625%, 03/06/2023	6,000	5,701
2.500%, 11/02/2022	4,830	4,604
2.375%, 08/17/2022	3,045	2,892
2.000%, 02/21/2020	4,045	3,988
Procter & Gamble
1.900%, 10/23/2020	4,520	4,425
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (A)	3,065	2,883
2.375%, 06/24/2022 (A)	4,115	3,926
Reynolds American
8.125%, 05/01/2040	980	1,220
4.450%, 06/12/2025	1,635	1,589
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	2,926
Sanofi
3.375%, 06/19/2023	2,979	2,958
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	705	676
1.900%, 09/23/2019	2,485	2,446
SSM Health Care
3.688%, 06/01/2023	3,031	3,017
Takeda Pharmaceutical
5.000%, 11/26/2028 (A)	4,145	4,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 11/26/2020 (A)	$2,336	$2,341
University of Southern California
5.250%, 10/01/2111	3,250	3,588
Walmart
4.050%, 06/29/2048	2,366	2,269
3.550%, 06/26/2025	4,090	4,088
2.550%, 04/11/2023	7,900	7,621
2.350%, 12/15/2022	4,845	4,651

		274,222

Energy — 5.9%
Anadarko Petroleum
6.450%, 09/15/2036	1,700	1,808
4.922%, 10/10/2036 (B)	11,000	4,626
Baker Hughes a GE LLC
2.773%, 12/15/2022	2,465	2,330
BP Capital Markets
3.723%, 11/28/2028	2,159	2,080
3.279%, 09/19/2027	1,895	1,768
3.216%, 11/28/2023	5,420	5,293
3.119%, 05/04/2026	515	480
2.520%, 09/19/2022	4,615	4,417
BP Capital Markets America
3.937%, 09/21/2028	3,350	3,293
3.796%, 09/21/2025	3,760	3,715
3.790%, 02/06/2024	8,820	8,826
Cenovus Energy
4.250%, 04/15/2027	3,185	2,840
Chevron
2.895%, 03/03/2024	4,160	4,006
Concho Resources
4.300%, 08/15/2028	1,977	1,910
ConocoPhillips
6.500%, 02/01/2039	3,065	3,740
4.950%, 03/15/2026	2,000	2,109
3.516%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,011
Devon Financing
7.875%, 09/30/2031	1,506	1,873
Energy Transfer Partners
4.650%, 06/01/2021	2,982	3,015
Eni
4.000%, 09/12/2023 (A)	6,800	6,625
EnLink Midstream Partners
5.050%, 04/01/2045	1,830	1,391
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,845	1,981
3.900%, 02/15/2024	4,250	4,223
EQM Midstream Partners
5.500%, 07/15/2028	4,770	4,670
Exxon Mobil
3.043%, 03/01/2026	1,985	1,906

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hess
6.000%, 01/15/2040	$1,585	$1,466
Kinder Morgan
5.550%, 06/01/2045	1,870	1,816
Lukoil International Finance BV
6.125%, 11/09/2020 (A)	2,030	2,086
MPLX
5.500%, 02/15/2049	1,775	1,692
4.800%, 02/15/2029	2,935	2,887
4.500%, 07/15/2023	1,350	1,355
4.500%, 04/15/2038	4,900	4,222
National Oilwell Varco
2.600%, 12/01/2022	615	579
Occidental Petroleum
4.200%, 03/15/2048	2,705	2,493
Petroleos Mexicanos
6.500%, 01/23/2029 (A)	455	418
6.350%, 02/12/2048 (A)	460	367
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,450	1,200
4.625%, 09/21/2023	4,055	3,765
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	2,730	2,638
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,775	1,869
5.000%, 03/15/2027	2,290	2,283
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,500	2,450
Shell International Finance BV
6.375%, 12/15/2038	1,525	1,873
4.125%, 05/11/2035	7,115	6,907
4.000%, 05/10/2046	3,115	2,895
3.750%, 09/12/2046	2,600	2,320
3.400%, 08/12/2023	5,525	5,493
2.500%, 09/12/2026	330	299
2.250%, 11/10/2020	4,240	4,161
1.375%, 05/10/2019	2,305	2,289
Spectra Energy Partners
3.375%, 10/15/2026	1,910	1,752
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,710	1,515
Tennessee Gas Pipeline
8.375%, 06/15/2032	535	672
Total Capital
3.883%, 10/11/2028	11,695	11,684
TransCanada PipeLines
6.100%, 06/01/2040	1,730	1,857
4.250%, 05/15/2028	4,575	4,445
3.750%, 10/16/2023	5,000	4,916
Williams
4.550%, 06/24/2024	2,090	2,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Williams Partners
5.800%, 11/15/2043	$1,280	$1,262

		172,954

Financials — 30.6%
ABN AMRO Bank
2.100%, 01/18/2019 (A)	5,000	4,996
Aflac
4.750%, 01/15/2049	2,355	2,343
American Express
3.700%, 11/05/2021	11,000	10,999
3.700%, 08/03/2023	6,515	6,440
2.500%, 08/01/2022	7,300	6,962
2.200%, 10/30/2020	1,730	1,688
American International Group
4.500%, 07/16/2044	1,225	1,061
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,477
Andina de Fomento
2.750%, 01/06/2023	6,105	5,896
Apollo Management Holdings
5.000%, 03/15/2048 (A)	3,325	3,137
4.400%, 05/27/2026 (A)	1,235	1,219
4.000%, 05/30/2024 (A)	6,318	6,255
Athene Global Funding
2.750%, 04/20/2020 (A)	3,960	3,908
Athene Holding
4.125%, 01/12/2028	1,160	1,056
AXA Equitable Holdings
5.000%, 04/20/2048 (A)	2,550	2,247
3.900%, 04/20/2023 (A)	2,440	2,391
Banco Santander
3.125%, 02/23/2023	3,365	3,154
Bancolombia
5.950%, 06/03/2021	2,040	2,109
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	3,545	3,050
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	75	69
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	12,335	11,755
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,302	6,047
Bank of America MTN
5.000%, 01/21/2044	455	463
4.450%, 03/03/2026	900	885
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	18,020	17,662
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	125	120

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	251

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	$13,945	$13,160
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	60	57
3.248%, 10/21/2027	7,790	7,154
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	625	612
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	4,405	4,299
Bank of America NA
6.000%, 10/15/2036	455	514
Bank of Montreal MTN
2.100%, 12/12/2019	1,155	1,143
1.900%, 08/27/2021	4,875	4,678
Bank of New York Mellon MTN
4.600%, 01/15/2020	1,675	1,701
3.450%, 08/11/2023	7,030	6,969
2.600%, 08/17/2020	3,745	3,703
2.450%, 08/17/2026	670	601
2.200%, 08/16/2023	5,330	4,981
2.150%, 02/24/2020	2,825	2,788
Bank of Nova Scotia
3.125%, 04/20/2021	15,000	14,896
2.500%, 01/08/2021	1,110	1,088
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	4,360	4,147
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	4,135	4,010
BB&T MTN
2.850%, 10/26/2024	2,460	2,331
Berkshire Hathaway
3.125%, 03/15/2026	1,978	1,888
2.750%, 03/15/2023	1,975	1,913
Berkshire Hathaway Finance
4.400%, 05/15/2042	110	108
1.700%, 03/15/2019	2,115	2,109
BGC Partners
5.375%, 07/24/2023	1,135	1,135
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	738	715
4.450%, 07/15/2045 (A)	1,534	1,386
Blackstone Holdings Finance LLC
4.750%, 02/15/2023 (A)	2,014	2,088
BNP Paribas
4.400%, 08/14/2028 (A)	690	663
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,743
2.850%, 04/01/2021	5,617	5,539
Brighthouse Financial
3.700%, 06/22/2027	2,660	2,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	$8,260	$8,178
Capital One
2.250%, 09/13/2021	2,050	1,955
Capital One Financial
3.300%, 10/30/2024	9,443	8,817
2.500%, 05/12/2020	2,850	2,807
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	861	858
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,236	1,199
CDP Financial
5.600%, 11/25/2039 (A)	700	856
4.400%, 11/25/2019 (A)	3,790	3,844
Charles Schwab
4.450%, 07/22/2020	1,720	1,754
3.850%, 05/21/2025	5,665	5,680
2.650%, 01/25/2023	8,836	8,519
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,112
2.875%, 11/03/2022	2,045	2,001
2.300%, 11/03/2020	7,290	7,146
Cincinnati Financial
6.125%, 11/01/2034	2,882	3,298
Citibank
2.100%, 06/12/2020	2,000	1,962
Citigroup
8.125%, 07/15/2039	1,365	1,865
5.500%, 09/13/2025	915	953
4.650%, 07/23/2048	2,815	2,686
4.450%, 09/29/2027	880	850
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	70	65
3.400%, 05/01/2026	6,375	5,928
CME Group
4.150%, 06/15/2048	6,729	6,460
Cooperatieve Rabobank UA
4.625%, 12/01/2023	3,125	3,141
3.875%, 09/26/2023 (A)	3,000	2,980
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,503
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	1,180	1,159
Credit Suisse NY
3.000%, 10/29/2021	3,910	3,827
Discover Bank
4.650%, 09/13/2028	3,215	3,113
3.350%, 02/06/2023	2,865	2,763
Discover Financial Services
3.950%, 11/06/2024	1,580	1,542

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	$1,750	$1,669
Fifth Third Bank
3.350%, 07/26/2021	3,315	3,306
2.875%, 10/01/2021	3,570	3,505
First Republic Bank
2.500%, 06/06/2022	1,718	1,648
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	8,190	8,335
Goldman Sachs Group
6.750%, 10/01/2037	1,630	1,862
6.250%, 02/01/2041	3,150	3,575
5.750%, 01/24/2022	465	487
5.150%, 05/22/2045	1,345	1,289
4.750%, 10/21/2045	200	190
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	555	509
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	17,037	16,331
3.850%, 01/26/2027	150	141
3.786%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,099
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	2,005	1,855
3.500%, 01/23/2025	2,360	2,230
3.500%, 11/16/2026	7,133	6,569
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	9,475	8,832
3.000%, 04/26/2022	7,365	7,128
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,305
2.600%, 04/23/2020	3,000	2,958
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,880	6,586
4.259%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	1,680	1,697
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,315	4,109
Hartford Financial Services Group
5.500%, 03/30/2020	3,825	3,925
HSBC Bank PLC
7.650%, 05/01/2025	2,665	3,026
HSBC Bank USA
5.875%, 11/01/2034	6,650	7,317
4.875%, 08/24/2020	7,129	7,257
HSBC Holdings
6.500%, 09/15/2037	525	589
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	11,362	10,759
3.900%, 05/25/2026	1,245	1,182
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	10,320	10,034

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Huntington Bancshares
4.000%, 05/15/2025	$2,250	$2,236
Huntington National Bank
2.375%, 03/10/2020	2,295	2,267
Infinity Property & Casualty
5.000%, 09/19/2022	1,105	1,134
ING Bank
5.800%, 09/25/2023 (A)	2,195	2,283
ING Groep
4.625%, 01/06/2026 (A)	7,685	7,652
4.100%, 10/02/2023	3,950	3,915
Intercontinental Exchange
4.250%, 09/21/2048	8,367	7,862
3.750%, 09/21/2028	4,930	4,845
3.450%, 09/21/2023	5,190	5,150
2.750%, 12/01/2020	5,660	5,589
JPMorgan Chase
8.750%, 09/01/2030	1,291	1,718
6.400%, 05/15/2038	3,152	3,773
5.500%, 10/15/2040	1,000	1,081
4.625%, 05/10/2021	940	962
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	1,335	1,331
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,345	1,223
4.250%, 10/15/2020	880	891
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	5,895	5,776
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	390	337
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	5,040	4,314
3.875%, 09/10/2024	6,086	5,955
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	19,747	18,459
3.250%, 09/23/2022	3,859	3,795
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,370	2,261
3.200%, 06/15/2026	16,365	15,226
2.700%, 05/18/2023	3,970	3,788
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,933	4,749
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	3,320	3,207
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	4,060	4,000
1.500%, 04/20/2020	3,685	3,616
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (A)	4,333	4,122
Manufacturers & Traders Trust
2.050%, 08/17/2020	4,180	4,091

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	253

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MetLife
4.050%, 03/01/2045	$1,250	$1,122
3.000%, 03/01/2025	2,500	2,370
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	6,350	6,217
2.300%, 04/10/2019 (A)	3,500	3,492
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	4,965	4,870
Morgan Stanley
3.625%, 01/20/2027	13,130	12,358
2.800%, 06/16/2020	3,940	3,901
2.650%, 01/27/2020	2,900	2,876
Morgan Stanley MTN
6.375%, 07/24/2042	2,095	2,503
5.500%, 07/24/2020	105	108
4.350%, 09/08/2026	200	194
4.300%, 01/27/2045	4,695	4,265
4.000%, 07/23/2025	3,100	3,035
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,915	1,709
3.887%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	4,730	4,747
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	5,980	5,642
3.750%, 02/25/2023	14,902	14,755
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	655	610
2.500%, 04/21/2021	5,950	5,786
MUFG Americas Holdings
3.000%, 02/10/2025	3,100	2,938
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,005
4.400%, 11/01/2048	4,250	4,181
4.023%, 11/01/2032	410	414
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,360	2,003
New York Life Global Funding
3.250%, 08/06/2021 (A)	5,300	5,276
1.950%, 02/11/2020 (A)	3,500	3,451
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	11,500	11,151
Nordea Bank Abp
3.750%, 08/30/2023 (A)	3,845	3,762
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	2,045	1,780
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,273
PNC Bank
3.300%, 10/30/2024	1,840	1,802
2.250%, 07/02/2019	945	941

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.150%, 04/29/2021	$5,725	$5,536
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,050	4,981
2.200%, 06/03/2021 (A)	3,540	3,432
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	3,038	2,997
2.375%, 11/21/2021 (A)	3,000	2,886
Principal Life Global Funding II MTN
2.150%, 01/10/2020 (A)	1,250	1,236
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,819
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,127
2.125%, 03/02/2020	2,455	2,424
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	7,800	7,431
Securian Financial Group
4.800%, 04/15/2048 (A)	1,938	1,846
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	4,602	4,569
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (A)	3,000	2,992
SunTrust Bank
4.050%, 11/03/2025	4,330	4,353
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	8,753	8,736
2.900%, 03/03/2021	2,380	2,345
2.250%, 01/31/2020	3,640	3,601
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,304
Svenska Handelsbanken MTN
3.350%, 05/24/2021	7,200	7,157
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	1,885	1,921
4.270%, 05/15/2047 (A)	890	835
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	2,850	2,659
Travelers
3.750%, 05/15/2046	1,505	1,324
UBS
2.450%, 12/01/2020 (A)	2,930	2,865
UBS MTN
4.500%, 06/26/2048 (A)	3,200	3,156
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	2,155	2,105
4.125%, 09/24/2025 (A)	1,320	1,297
3.491%, 05/23/2023 (A)	4,045	3,926
2.950%, 09/24/2020 (A)	8,775	8,673

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bancorp MTN
2.950%, 07/15/2022	$2,110	$2,062
2.625%, 01/24/2022	2,184	2,131
US Bank
2.125%, 10/28/2019	3,195	3,168
Validus Holdings
8.875%, 01/26/2040	1,760	2,529
WEA Finance LLC
3.250%, 10/05/2020 (A)	150	149
2.700%, 09/17/2019 (A)	2,500	2,487
Wells Fargo
3.069%, 01/24/2023	12,595	12,161
3.000%, 04/22/2026	6,237	5,746
2.500%, 03/04/2021	3,820	3,724
Wells Fargo MTN
4.900%, 11/17/2045	1,470	1,412
4.750%, 12/07/2046	12,303	11,635
4.400%, 06/14/2046	3,660	3,291
4.300%, 07/22/2027	939	909
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	6,181
2.150%, 01/30/2020	7,850	7,746
Wells Fargo Bank
3.625%, 10/22/2021	10,000	9,985
XL Capital
6.375%, 11/15/2024	7,311	8,600

		892,488

Health Care — 6.5%
AbbVie
4.250%, 11/14/2028	5,000	4,797
3.375%, 11/14/2021	3,250	3,218
2.500%, 05/14/2020	7,270	7,158
Amgen
6.375%, 06/01/2037	1,799	2,071
Anthem
4.101%, 03/01/2028	1,495	1,451
3.650%, 12/01/2027	1,505	1,411
AstraZeneca
6.450%, 09/15/2037	1,980	2,341
4.375%, 08/17/2048	800	739
4.000%, 01/17/2029	800	778
2.375%, 11/16/2020	3,100	3,035
2.375%, 06/12/2022	705	672
Celgene
3.250%, 02/20/2023	4,468	4,316
Cigna
3.050%, 10/15/2027	1,095	979
Covidien International Finance
6.550%, 10/15/2037	1,390	1,723
CVS Health
5.050%, 03/25/2048	2,751	2,670

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.780%, 03/25/2038	$5,180	$4,942
4.300%, 03/25/2028	4,660	4,529
4.100%, 03/25/2025	9,357	9,207
3.700%, 03/09/2023	2,100	2,068
Dignity Health
2.637%, 11/01/2019	4,364	4,339
Eli Lilly
3.100%, 05/15/2027	2,355	2,246
Gilead Sciences
4.800%, 04/01/2044	1,300	1,266
4.750%, 03/01/2046	1,415	1,361
4.000%, 09/01/2036	1,590	1,458
2.950%, 03/01/2027	3,170	2,903
2.550%, 09/01/2020	7,210	7,113
GlaxoSmithKline Capital
6.375%, 05/15/2038	4,000	4,932
3.875%, 05/15/2028	2,040	2,036
3.625%, 05/15/2025	3,420	3,400
3.125%, 05/14/2021	4,875	4,849
Halfmoon Parent
4.900%, 12/15/2048 (A)	2,700	2,571
4.125%, 11/15/2025 (A)	4,459	4,402
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,292
2.625%, 01/15/2025	7,063	6,726
Medtronic
4.625%, 03/15/2045	8,722	8,894
4.375%, 03/15/2035	4,296	4,310
2.500%, 03/15/2020	8,420	8,348
Merck
3.600%, 09/15/2042	2,000	1,847
2.750%, 02/10/2025	1,015	967
2.350%, 02/10/2022	3,780	3,659
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,314
Pfizer
3.000%, 12/15/2026	2,145	2,041
Pharmacia
6.600%, 12/01/2028	1,000	1,202
UnitedHealth Group
6.875%, 02/15/2038	2,300	2,996
6.500%, 06/15/2037	1,645	2,058
4.700%, 02/15/2021	4,760	4,889
4.625%, 07/15/2035	5,125	5,304
4.250%, 06/15/2048	3,390	3,265
4.200%, 01/15/2047	1,432	1,372
3.850%, 06/15/2028	2,660	2,654
3.750%, 07/15/2025	3,700	3,684
2.950%, 10/15/2027	2,445	2,284
2.875%, 03/15/2023	3,300	3,205
2.375%, 10/15/2022	4,415	4,232
2.125%, 03/15/2021	6,980	6,801

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	255

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wyeth
5.950%, 04/01/2037	$3,700	$4,414

		189,739

Industrials — 6.9%
Air Lease
3.875%, 07/03/2023	4,406	4,301
Airbus
3.950%, 04/10/2047 (A)	2,800	2,575
American Airlines, Pass-Through Trust, Ser 2013-1
4.000%, 07/15/2025	2,593	2,560
American Airlines, Pass-Through Trust, Ser 2013-2, CI A
4.950%, 01/15/2023	6,751	6,894
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	1,982
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,674
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,170
Boeing
3.850%, 11/01/2048	2,320	2,136
3.550%, 03/01/2038	1,185	1,087
2.500%, 03/01/2025	1,440	1,347
1.875%, 06/15/2023	3,020	2,832
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,440	2,884
4.550%, 09/01/2044	4,100	4,072
4.150%, 04/01/2045	2,560	2,401
4.150%, 12/15/2048	1,130	1,064
4.050%, 06/15/2048	1,295	1,191
Canadian National Railway
4.450%, 01/20/2049	3,190	3,244
Caterpillar
3.803%, 08/15/2042	1,475	1,331
3.400%, 05/15/2024	3,050	3,026
Caterpillar Financial Services MTN
3.150%, 09/07/2021	3,475	3,458
2.950%, 05/15/2020	10,000	9,957
2.550%, 11/29/2022	8,265	7,929
2.250%, 12/01/2019	215	213
2.000%, 11/29/2019	4,285	4,239
1.350%, 05/18/2019	1,030	1,022
Continental Airlines, Pass-Through Trust, Ser 2009-2, CI A
7.250%, 11/10/2019	118	121
Continental Airlines, Pass-Through Trust, Ser 2012-1
4.150%, 04/11/2024	2,903	2,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2012-2, CI A
4.000%, 10/29/2024	$3,650	$3,645
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	2,216	2,246
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,369	1,353
Fortive
2.350%, 06/15/2021	1,830	1,770
GE Capital International Funding Unlimited
4.418%, 11/15/2035	12,220	9,871
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	7,076	6,729
General Dynamics
2.875%, 05/11/2020	5,335	5,321
1.875%, 08/15/2023	2,600	2,422
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	1,988	1,580
2.700%, 10/09/2022	3,900	3,519
General Electric MTN
5.875%, 01/14/2038	1,600	1,489
Honeywell International
1.800%, 10/30/2019	5,195	5,140
John Deere Capital
3.650%, 10/12/2023	2,422	2,425
2.550%, 01/08/2021	2,500	2,461
John Deere Capital MTN
3.450%, 06/07/2023	5,000	4,959
3.125%, 09/10/2021	2,780	2,762
2.800%, 03/04/2021	3,435	3,396
2.650%, 06/24/2024	4,710	4,458
2.650%, 06/10/2026	340	314
2.450%, 09/11/2020	2,581	2,545
Norfolk Southern
4.050%, 08/15/2052	2,920	2,567
3.650%, 08/01/2025	2,020	1,996
Northrop Grumman
2.930%, 01/15/2025	4,780	4,510
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	3,973
1.650%, 08/11/2021	1,200	1,148
1.200%, 08/12/2019	1,425	1,407
Penske Truck Leasing LP
3.950%, 03/10/2025 (A)	2,752	2,678
Raytheon
7.200%, 08/15/2027	1,150	1,428
2.500%, 12/15/2022	6,492	6,268

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	$2,000	$1,950
1.700%, 09/15/2021 (A)	4,095	3,891
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	1,961
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	574	604
TTX MTN
2.600%, 06/15/2020 (A)	2,620	2,577
2.250%, 02/01/2019 (A)	550	549
United Airlines Pass-Through Trust, Ser 2016-1, CI B
3.650%, 01/07/2026	2,340	2,274
United Airlines Pass-Through Trust, Ser 2018-1, CI B
4.600%, 03/01/2026	1,330	1,349
United Parcel Service
3.750%, 11/15/2047	3,396	2,994
United Technologies
4.500%, 06/01/2042	2,300	2,151
2.800%, 05/04/2024	6,305	5,938
US Airways, Pass-Through Trust, Ser 2012-2, CI A
4.625%, 06/03/2025	137	141
WW Grainger
4.200%, 05/15/2047	2,510	2,327

		201,722

Information Technology — 6.2%
Apple
4.650%, 02/23/2046	4,895	4,989
4.500%, 02/23/2036	2,480	2,566
4.375%, 05/13/2045	515	509
3.850%, 08/04/2046	7,255	6,574
3.350%, 02/09/2027	3,965	3,791
3.250%, 02/23/2026	18,605	17,874
3.000%, 02/09/2024	3,955	3,834
2.850%, 05/06/2021	2,892	2,871
2.450%, 08/04/2026	1,055	959
Applied Materials
2.625%, 10/01/2020	2,312	2,280
Broadcom
2.650%, 01/15/2023	3,066	2,861
Cisco Systems
5.900%, 02/15/2039	2,007	2,401
2.450%, 06/15/2020	6,375	6,309
2.200%, 02/28/2021	4,290	4,190
2.200%, 09/20/2023	4,220	3,984
Corning
4.375%, 11/15/2057	4,263	3,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dell International LLC
8.350%, 07/15/2046 (A)	$5,045	$5,561
8.100%, 07/15/2036 (A)	1,560	1,683
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,246
Hewlett Packard Enterprise
3.500%, 10/05/2021	1,960	1,946
IBM Credit LLC
3.450%, 11/30/2020	3,750	3,750
Intel
4.000%, 12/15/2032	4,300	4,326
3.734%, 12/08/2047	2,616	2,320
2.875%, 05/11/2024	5,830	5,604
Juniper Networks
3.300%, 06/15/2020	3,427	3,420
Marvell Technology Group
4.200%, 06/22/2023	1,175	1,163
Microsoft
4.100%, 02/06/2037	6,413	6,399
4.000%, 02/12/2055	1,100	1,032
3.700%, 08/08/2046	9,309	8,609
3.500%, 02/12/2035	1,345	1,258
3.450%, 08/08/2036	120	111
3.300%, 02/06/2027	5,000	4,868
3.125%, 11/03/2025	2,483	2,410
2.400%, 08/08/2026	6,045	5,542
2.000%, 08/08/2023	4,700	4,420
Oracle
4.300%, 07/08/2034	3,465	3,411
4.125%, 05/15/2045	340	318
4.000%, 07/15/2046	6,155	5,583
4.000%, 11/15/2047	3,535	3,199
3.800%, 11/15/2037	1,400	1,281
2.950%, 05/15/2025	2,160	2,053
2.650%, 07/15/2026	5,610	5,130
2.500%, 05/15/2022	4,700	4,553
2.400%, 09/15/2023	3,995	3,775
QUALCOMM
4.300%, 05/20/2047	2,688	2,345
2.600%, 01/30/2023	5,375	5,113
Texas Instruments
4.150%, 05/15/2048	3,579	3,439
Visa
3.150%, 12/14/2025	400	386
2.200%, 12/14/2020	2,930	2,877

		180,563

Materials — 1.2%
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,736
5.000%, 09/30/2043	1,400	1,478

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	257

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Braskem America Finance
7.125%, 07/22/2041 (A)	$170	$186
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,515	1,394
3.500%, 01/10/2023 (A)	2,370	2,232
Celanese US Holdings LLC
5.875%, 06/15/2021	785	820
Dow Chemical
4.800%, 11/30/2028 (A)	3,355	3,362
DowDuPont
5.319%, 11/15/2038	3,000	3,061
4.725%, 11/15/2028	4,450	4,510
Ecolab
2.000%, 01/14/2019	2,795	2,791
EI du Pont de Nemours
2.200%, 05/01/2020	4,855	4,811
Nacional del Cobre de Chile
3.625%, 08/01/2027 (A)	2,055	1,914
Praxair
3.200%, 01/30/2026	2,315	2,245
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,276
Suzano Austria GmbH
7.000%, 03/16/2047 (A)	1,120	1,138
Vale Overseas
6.875%, 11/10/2039	530	598

		33,552

Real Estate — 2.5%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	4,900	4,796
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	2,842
Boston Properties
4.500%, 12/01/2028	2,630	2,622
3.850%, 02/01/2023	2,780	2,749
Camden Property Trust
4.100%, 10/15/2028	1,910	1,896
ERP Operating
4.150%, 12/01/2028	3,290	3,287
HCP
4.250%, 11/15/2023	4,200	4,176
Kimco Realty
3.300%, 02/01/2025	2,125	1,992
2.700%, 03/01/2024	2,355	2,190
Newmark Group
6.125%, 11/15/2023 (A)	2,835	2,786
Realty Income
3.650%, 01/15/2028	1,232	1,168
3.250%, 10/15/2022	4,970	4,870
Regency Centers
4.400%, 02/01/2047	1,510	1,370

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Simon Property Group
6.750%, 02/01/2040	$470	$583
4.375%, 03/01/2021	2,300	2,340
4.250%, 11/30/2046	1,864	1,730
3.375%, 10/01/2024	5,488	5,336
2.200%, 02/01/2019	3,480	3,474
Ventas Realty
4.400%, 01/15/2029	9,398	9,207
3.125%, 06/15/2023	1,560	1,506
Vornado Realty
3.500%, 01/15/2025	3,895	3,704
Welltower
6.125%, 04/15/2020	2,000	2,063
4.125%, 04/01/2019	3,100	3,102
WP Carey
4.600%, 04/01/2024	2,670	2,682

		72,471

Utilities — 8.2%
Alabama Power
3.850%, 12/01/2042	600	543
3.700%, 12/01/2047	2,800	2,421
2.450%, 03/30/2022	2,645	2,554
Ameren Illinois
4.500%, 03/15/2049	7,115	7,161
2.700%, 09/01/2022	2,000	1,945
Berkshire Hathaway Energy
3.800%, 07/15/2048	1,065	916
3.250%, 04/15/2028	1,720	1,617
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,231
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,080
4.000%, 08/01/2020	35	35
4.000%, 03/01/2048	3,785	3,501
2.550%, 06/15/2026	4,665	4,268
Consolidated Edison
2.000%, 03/15/2020	2,110	2,069
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,667
3.800%, 05/15/2028	6,000	5,973
Dominion Energy
5.250%, 08/01/2033	2,231	2,345
1.600%, 08/15/2019	6,400	6,325
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	1,887
3.900%, 06/15/2021	245	248
3.875%, 03/15/2046	3,800	3,410
3.350%, 05/15/2022	12,000	11,949
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,502

258	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Indiana LLC
6.350%, 08/15/2038	$355	$436
4.900%, 07/15/2043	250	262
Duke Energy Progress LLC
4.200%, 08/15/2045	2,260	2,140
4.100%, 05/15/2042	1,006	938
3.000%, 09/15/2021	3,745	3,711
2.800%, 05/15/2022	4,400	4,305
Edison International
2.950%, 03/15/2023	1,695	1,604
2.400%, 09/15/2022	4,310	3,988
Electricite de France
4.950%, 10/13/2045 (A)	2,100	1,911
4.750%, 10/13/2035 (A)	955	903
2.150%, 01/22/2019 (A)	4,000	3,995
Enel Finance International
4.750%, 05/25/2047 (A)	285	232
4.625%, 09/14/2025 (A)	6,385	6,030
2.875%, 05/25/2022 (A)	4,180	3,904
Entergy Louisiana LLC
4.200%, 09/01/2048	4,565	4,388
Entergy Mississippi
2.850%, 06/01/2028	3,820	3,483
Eversource Energy
2.900%, 10/01/2024	4,700	4,467
2.750%, 03/15/2022	1,325	1,287
Exelon
3.950%, 06/15/2025	1,846	1,807
Florida Power & Light
5.960%, 04/01/2039	145	173
5.690%, 03/01/2040	1,621	1,903
4.125%, 02/01/2042	3,535	3,405
Georgia Power
4.300%, 03/15/2043	3,950	3,566
Great Plains Energy
5.292%, 06/15/2022	1,190	1,237
Indiana Michigan Power
4.250%, 08/15/2048	545	520
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	2,420	2,368
4.050%, 05/01/2046 (A)	60	55
Kansas City Power & Light
7.150%, 04/01/2019	3,880	3,936
Kentucky Utilities
5.125%, 11/01/2040	320	350
MidAmerican Energy
2.400%, 03/15/2019	3,045	3,040
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,898
3.508%, 10/01/2024 (A)	135	133
Northern States Power
7.125%, 07/01/2025	3,220	3,817

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oglethorpe Power
5.375%, 11/01/2040	$1,525	$1,646
4.250%, 04/01/2046	1,195	1,068
4.200%, 12/01/2042	175	158
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,180	3,560
3.750%, 04/01/2045	3,325	3,042
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,055
3.750%, 02/15/2024	1,985	1,771
PacifiCorp
6.250%, 10/15/2037	2,195	2,683
6.000%, 01/15/2039	4,345	5,220
2.950%, 06/01/2023	4,940	4,838
PECO Energy
1.700%, 09/15/2021	1,220	1,164
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,305
3.950%, 06/01/2047	1,802	1,666
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,792	2,620
3.700%, 05/01/2028	1,180	1,163
3.250%, 09/01/2023	1,450	1,436
1.800%, 06/01/2019	4,198	4,169
Public Service of Colorado
6.250%, 09/01/2037	220	275
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,182
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,007
3.600%, 09/01/2023	1,224	1,208
3.000%, 08/15/2021	3,840	3,795
Sempra Energy
4.000%, 02/01/2048	500	412
3.800%, 02/01/2038	1,205	1,016
3.400%, 02/01/2028	1,785	1,623
2.900%, 02/01/2023	4,174	3,984
South Carolina Electric & Gas
4.600%, 06/15/2043	660	644
4.250%, 08/15/2028	2,460	2,461
Southern California Edison
5.750%, 04/01/2035	2,508	2,585
4.125%, 03/01/2048	1,155	1,030
3.875%, 06/01/2021	8,795	8,788
1.845%, 02/01/2022	2,733	2,639
Southern California Gas
5.125%, 11/15/2040	10	10
4.300%, 01/15/2049	1,090	1,065
3.750%, 09/15/2042	185	166
Tucson Electric Power
4.850%, 12/01/2048	4,720	4,745

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	259

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Electric
4.000%, 04/01/2048	$2,050	$1,919
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,053
2.950%, 11/15/2026	5,318	4,969
Wisconsin Power & Light
3.050%, 10/15/2027	2,445	2,307

		237,286

Total Corporate Obligations (Cost $2,618,229) ($ Thousands)		2,515,664

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bills
2.122%, 12/13/2018 (B)	35,150	35,129
U.S. Treasury Bonds
4.500%, 05/15/2038	4,093	4,880
3.125%, 05/15/2048	11,291	10,884
3.000%, 08/15/2048	54,570	51,328
U.S. Treasury Notes
3.125%, 11/15/2028	25,565	25,809
3.000%, 10/31/2025	3,460	3,477
2.875%, 10/31/2020	11,910	11,920
2.875%, 10/15/2021	9,080	9,089
2.875%, 11/15/2021	28,455	28,489
2.875%, 10/31/2023	51,310	51,358
2.875%, 11/30/2023	480	480

Total U.S. Treasury Obligations (Cost $ 231,348) ($ Thousands)		232,843

MUNICIPAL BONDS — 1.8%

California — 0.7%
Bay Area, Toll Authority, Build America Project, Sub-Ser S1, RB
6.793%, 04/01/2030	1,222	1,409
California State, GO Callable 10/01/2019 @ 100
2.193%, 04/01/2047 (C)	2,000	1,977
California State, Build America Project, GO
7.600%, 11/01/2040	560	803
7.550%, 04/01/2039	3,205	4,527
7.500%, 04/01/2034	5,125	6,918
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	2,618
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of California, RB
5.770%, 05/15/2043	$1,505	$1,775

		20,181

Florida — 0.1%
Miami-Dade County, Aviation Revenue, Ser D, RB
1.917%, 10/01/2020	2,800	2,735

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,746	3,030
6.637%, 04/01/2057	3,752	4,036

		7,066

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,580	3,051

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,507

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	110
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	95

		205

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.222%, 02/15/2020 (B)	4,500	4,314
New Jersey State, Economic Development Authority, Ser C, GO
3.882%, 06/15/2019	1,325	1,328
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,376

		9,018

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	180
4.458%, 10/01/2062	195	193

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	$1,280	$1,408
NewYork City, Build America Project, GO
6.271%, 12/01/2037	200	248
New York State, Build America Project, RB
5.770%, 03/15/2039	4,400	4,982

		7,011

Texas — 0.1%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	530	600
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	217
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	655

		1,472

Total Municipal Bonds (Cost $54,645) ($ Thousands)		52,246

SOVEREIGN DEBT — 1.6%

Asian Development Bank MTN
1.000%, 08/16/2019	3,175	3,136
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	3,255	3,165
European Investment Bank
2.250%, 03/15/2022	3,930	3,838
1.875%, 03/15/2019	7,235	7,221
1.375%, 06/15/2020	4,645	4,539
1.250%, 05/15/2019	7,425	7,380
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,169
Inter-American Development Bank MTN
1.750%, 10/15/2019	4,415	4,375
International Bank for Reconstruction & Development MTN
1.625%, 03/09/2021	5,000	4,860
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,343
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	314

Total Sovereign Debt (Cost $46,942) ($ Thousands)		46,340

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, CI F
2.020%**†	99,994,088	$99,994

(Cost $99,994) ($ Thousands)		99,994

Total Investments in Securities — 101.1% (Cost $3,051,158) ($ Thousands)		$2,947,087

Percentages are based on Net Assets of $2,916,237 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $364,447 ($ Thousands), representing 12.5% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	261

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate Duration Credit Fund (Concluded)

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,515,664	$–	$2,515,664
U.S. Treasury Obligations	–	232,843	–	232,843
Municipal Bonds	–	52,246	–	52,246
Sovereign Debt	–	46,340	–	46,340
Cash Equivalent	99,994	–	–	99,994

Total Investments in Securities	$99,994	$2,847,093	$–	$2,947,087

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$74,514	$1,070,387	$(1,044,907)	$99,994	$707

The accompanying notes are an integral part of the financial statements.

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 94.2%

Communication Services — 2.4%
AT&T Inc	0.9%	723,219	$22,593
Verizon Communications Inc	1.0	411,600	24,819
Other Securities	0.5		12,737

			60,149

Consumer Discretionary — 11.7%
Amazon.com Inc *	2.8	40,700	68,790
Comcast Corp, CI A	0.7	454,600	17,734
Home Depot Inc/The	0.8	113,932	20,544
McDonald’s Corp	0.6	77,200	14,553
Netflix Inc *	0.5	43,400	12,418
Walt Disney Co/The	0.7	148,462	17,146
Other Securities	5.6		136,171

			287,356

Consumer Staples — 7.0%
Altria Group Inc	0.4	188,000	10,308
Coca-Cola Co/The	0.8	380,600	19,182
PepsiCo Inc	0.7	141,162	17,213
Philip Morris International Inc	0.5	155,100	13,421
Procter & Gamble Co/The	1.0	247,936	23,432
Walmart Inc	0.6	143,165	13,980
Other Securities	3.0		74,188

			171,724

Energy — 5.2%
Chevron Corp	0.9	190,800	22,694
Exxon Mobil Corp	1.4	421,000	33,469
Other Securities	2.9		71,413

			127,576

Financials — 12.8%
Bank of America Corp	1.1	925,600	26,287
Berkshire Hathaway Inc, CI B *	1.7	193,800	42,295
Citigroup Inc	0.7	250,200	16,210
JPMorgan Chase & Co	1.5	334,200	37,160
Wells Fargo & Co	1.0	431,700	23,433
Other Securities	6.8		169,100

			314,485

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Health Care — 14.7%
Abbott Laboratories	0.5%	175,039	$12,962
AbbVie Inc	0.6	151,100	14,244
Amgen Inc	0.5	64,600	13,453
CVS Health Corp	0.4	128,543	10,309
Eli Lilly & Co	0.5	95,100	11,283
Johnson & Johnson	1.6	266,700	39,178
Medtronic PLC	0.5	134,755	13,143
Merck & Co Inc	0.9	264,400	20,977
Pfizer Inc	1.1	584,096	27,003
UnitedHealth Group Inc	1.1	95,900	26,982
Other Securities	7.0		171,668

			361,202

Industrials — 8.8%
3M Co	0.5	58,500	12,163
Boeing Co/The	0.8	53,200	18,448
Honeywell International Inc	0.4	74,100	10,874
Union Pacific Corp	0.5	73,800	11,349
Other Securities	6.6		164,251

			217,085

Information Technology — 23.4%
Accenture PLC, CI A	0.4	63,900	10,513
Adobe Inc *	0.5	48,900	12,269
Alphabet Inc, CI A *	1.3	29,745	33,007
Alphabet Inc, CI C *	1.4	30,622	33,514
Apple Inc	3.3	456,200	81,468
Cisco Systems Inc	0.9	455,300	21,795
Facebook Inc, CI A *	1.4	239,800	33,718
Intel Corp	0.9	459,200	22,643
International Business Machines Corp	0.5	91,058	11,316
Mastercard Inc, CI A	0.7	90,700	18,237
Microsoft Corp	3.4	762,500	84,554
Oracle Corp	0.6	282,100	13,755
Salesforce.com *	0.4	75,500	10,778
Visa Inc, CI A	1.0	177,000	25,083
Other Securities	6.7		161,050

			573,700

Materials — 2.5%
DowDuPont Inc	0.5	230,315	13,324
Other Securities	2.0		47,080

			60,404

Real Estate — 2.7%
Other Securities ‡	2.7		67,065

Utilities — 3.0%
Other Securities	3.0		72,693

Total Common Stock (Cost $1,297,287) ($ Thousands)			2,313,439

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	263

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 3.8%

SPDR S&P 500 ETF Trust (A)	3.8%	336	$92,598

Total Exchange Traded Fund (Cost $88,402) ($ Thousands)			92,598

Total Investments in Securities — 98.0% (Cost $1,385,689)($ Thousands)			$2,406,037

Description	Percentage of Net Assets (%)	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTION(B) — 0.3%

Total Purchased Swaption (Premiums Received $6,951) ($ Thousands)		2,550,870,000	$7,362

A list of the OTC option contracts held by the Fund at November 30, 2018, is as follows:

PURCHASED SWAPTION — 0.3%

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

Call Swaptions — 0.3%
CMS ONE LOOK*	Open Item	2,550,870,000	$0.14	08/03/21	$7,362

Total Purchased Swaption (Cost $6,951) ($ Thousands)					$7,362

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	173	Dec-2018	$24,261	$23,859	$(402)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/19	USD	4,394	SAR	16,485	$–
Bank of America	01/09/19	USD	22,895	SAR	85,873	(2)
Bank of America	01/09/19	USD	261,198	JPY	29,500,000	(275)
Bank of America	01/09/19	SAR	23,228	USD	6,192	–
Bank of America	01/09/19	SAR	532,490	USD	141,417	(539)
Barclays PLC	01/09/19	USD	327	EUR	282	(7)
Barclays PLC	01/09/19	USD	7,753	JPY	876,809	2
Deutsche Bank	01/09/19	JPY	2,794,213	USD	24,825	110
Deutsche Bank	01/09/19	JPY	28,260	USD	250	–
Standard Chartered	01/09/19	EUR	229,164	USD	266,504	6,031
TD Securities	01/09/19	USD	16,578	EUR	14,547	(43)

						$ 5,277

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

A list of the open OTC swap agreements held by the Fund at November 30, 2018 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas(A)	Bloomberg Commodity Index Total Return	BLOOMBERG COMMODITY INDEX TOTAL RETURN	USD T-BILL AUCTION HIGH RATE + 11 BPS	Quarterly	05/10/2019	USD	(229,631)	$(3,350)	$ –	$(3,350)
HSBC	Russell 1000 Growth Total Return	INDEX RETURN	RUSSELL 1000 GROWTH TOTAL RETURN	Quarterly	04/23/2019	USD	133,151	1,925	–	1,925
HSBC	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 20 BPS	RUSSELL 1000 VALUE INDEX TOTAL RETURN	Quarterly	04/23/2019	USD	(128,667)	1,117	–	1,117
Morgan Stanley	Russell 1000 Growth Total Return	INDEX RETURN	RUSSELL 1000 GROWTH TOTAL RETURN	Quarterly	09/19/2019	USD	258,384	19,375	–	19,375
Morgan Stanley	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 24 BPS	RUSSELL 1000 VALUE INDEX TOTAL RETURN	Quarterly	09/19/2019	USD	(258,396)	(8,716)	–	(8,716)

								$10,351	$ –	$10,351

Percentages are based on Net Assets of $2,455,574 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary Ltd. as of November 30, 2018.

(B)	Refer to table below for details on Options Contracts.

CI — Class

BPS — Basis Points

ETF — Exchange Traded Fund

EUR — Euro

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PLC — Public Limited Company

SAR — Saudi Riyal

S&P — Standard & Poor’s

SPDR — S&P Depository Receipts

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,313,439	$–	$–	$2,313,439
Exchange Traded Funds	92,598	–	–	92,598

Total Investments in Securities	$2,406,037	$–	$–	$2,406,037

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaptions	$7,362	$–	$–	$7,362
Futures Contracts*
Unrealized Depreciation	(402)	–	–	(402)
Forwards Contracts*
Unrealized Appreciation	–	6,143	–	6,143
Unrealized Depreciation	–	(866)		(866)
OTC Swaps			–
Total Return Swaps*
Unrealized Appreciation	–	22,417	–	22,417
Unrealized Depreciation	–	(12,066)	–	(12,066)

Total Other Financial Instruments	$6,960	$15,628	$–	$22,588

* Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	265

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 61.8%
U.S. Treasury Bill **(A)
2.497%, 07/18/2019	$48,000	$47,238
2.405%, 06/20/2019	27,500	27,126
U.S. Treasury Inflation-Protected Securities
1.250%, 07/15/2020 (B)	72,168	72,313
0.625%, 07/15/2021 (B)	122,945	121,697
0.625%, 04/15/2023 (B)	44,605	43,763
0.375%, 07/15/2023	9,681	9,433
0.375%, 07/15/2025	22,268	21,428
0.125%, 04/15/2019 (B)	6,148	6,072
0.125%, 04/15/2020 (B)	61,044	59,856
0.125%, 04/15/2021 (B)	22,376	21,779
0.125%, 01/15/2022	2,409	2,339
0.125%, 04/15/2022 (B)	44,373	42,885
0.125%, 07/15/2022	30,809	29,888
0.125%, 01/15/2023	15,170	14,611
0.125%, 07/15/2024 (B)	21,778	20,792
0.125%, 07/15/2026	5,487	5,136
U.S. Treasury Notes
2.417%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020 **	9,000	9,003
2.427%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020 **	12,500	12,505

Total U.S. Treasury Obligations (Cost $578,839) ($ Thousands)		567,864

	Shares

COMMON STOCK — 29.9%

Communication Services — 1.1%
AT&T Inc (C)	110,774	3,461
CenturyLink lnc	14,047	264
Cogent Communications Holdings Inc	700	34
Consolidated Communications Holdings Inc	3,034	42
IAC/lnterActiveCorp *	800	142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Media -Liberty Formula One, CI C *	4,800	$143
Live Nation Entertainment *	1,700	95
Madison Square Garden Co/The, CI A *	300	81
Sprint*	8,992	56
Take-Two Interactive Software Inc *	1,100	121
Telephone & Data Systems Inc	3,178	114
T-Mobile US Inc *	5,130	351
Twenty-First Century Fox Inc, CI A	11,500	569
Twenty-First Century Fox Inc, CI B	5,800	284
Twitter Inc *	4,398	138
Verizon Communications Inc	62,786	3,786
Vonage Holdings *	4,800	51
Zayo Group Holdings *	4,039	106

		9,838

Consumer Discretionary — 0.4%
Cinemark Holdings Inc	2,300	88
Netflix Inc *	4,718	1,350
TripAdvisor lnc *	1,600	103
Viacom Inc, CI B	4,100	127
Walt Disney Co/The	15,200	1,755

		3,423

Consumer Staples — 7.6%
Altria Group Inc (C)	71,106	3,899
Andersons Inc/The	1,800	60
Archer-Daniels-Midland Co	21,305	980
B&G Foods Inc, CI A	2,371	72
BJ’s Wholesale Club Holdings Inc *	2,000	47
Boston Beer Co Inc/The, CI A *	350	96
Brown-Forman, CI A	1,899	92
Brown-Forman Corp, CI B	9,577	457
Bunge Ltd	5,444	311
Calavo Growers Inc	956	94
Cal-Maine Foods Inc	550	26
Campbell Soup Co	6,802	267
Casey’s General Stores Inc	1,803	233
Central Garden & Pet Co, CI A *	3,000	93
Church & Dwight Co Inc	9,073	601
Clorox Co/The	4,891	810
Coca-Cola Co/The (C)	140,754	7,094
Colgate-Palmolive Co	31,988	2,032
Conagra Brands Inc	18,106	586
Constellation Brands Inc, CI A	5,876	1,150
Costco Wholesale Corp	16,692	3,861
Coty lnc, CI A	17,168	143
Darling Ingredients Inc *	6,164	135
Edgewell Personal Care Co *	1,866	78
Energizer Holdings	2,887	129
Estee Lauder Cos Inc/The, CI A	8,032	1,146
Flowers Foods Inc	7,713	153
Fresh Del Monte Produce Inc	1,211	41

266	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Freshpet lnc *	1,300	$43
General Mills Inc	21,737	920
Hain Celestial Group Inc/The *	5,366	111
Herbalife Nutrition Ltd *	4,912	281
Hershey Co/The	5,399	585
Hormel Foods Corp	9,830	443
Hostess Brands Inc, CI A *	3,430	40
Ingles Markets Inc, CI A	1,647	48
Ingredion Inc	2,785	291
Inter Parfums lnc	1,600	99
J&J Snack Foods Corp	753	118
JM Smucker Co/The	4,427	463
Kellogg Co	9,417	599
Keurig Dr Pepper	6,795	183
Kimberly-Clark Corp	13,695	1,580
Kraft Heinz Co/The	22,744	1,163
Kroger Co/The	29,776	883
Lamb Weston Holdings Inc	6,209	476
Lancaster Colony Corp	950	171
McCormick & Co Inc/MD	4,471	671
Medifast Inc	500	74
MGP Ingredients Inc	900	61
Molson Coors Brewing Co, CI B	6,424	423
Mondelez International Inc, CI A	53,199	2,393
Monster Beverage Corp *	14,552	868
National Beverage Corp	467	41
Nu Skin Enterprises Inc, CI A	1,798	119
PepsiCo Inc	52,866	6,446
Performance Food Group Co *	4,505	155
Philip Morris International Inc	58,341	5,048
Pilgrim’s Pride Corp *	4,022	80
Post Holdings *	2,345	227
PriceSmart Inc	1,650	110
Procter & Gamble Co/The (C)	93,551	8,841
Rite Aid Corp *	63,181	70
Sanderson Farms Inc	599	68
Seaboard Corp	21	78
SpartanNash Co	1,678	31
Spectrum Brands Holdings Inc	1,868	92
Sprouts Farmers Market *	5,301	122
Sysco Corp	18,054	1,217
TreeHouse Foods Inc *	2,853	150
Tyson Foods Inc, CI A (C)	11,037	651
United Natural Foods Inc *	1,816	39
Universal Corp/VA	878	56
US Foods Holding Corp *	7,864	261
USANA Health Sciences Inc *	500	61
Vector Group Ltd	5,066	64
Walgreens Boots Alliance Inc	31,702	2,684
Walmart Inc	53,328	5,207

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WD-40 Co	673	$118

		69,709

Energy — 7.2%
Anadarko Petroleum Corp	24,589	1,301
Antero Resources Corp *	9,853	129
Apache Corp	18,189	639
Apergy Corp *	5,100	175
Arch Coal Inc	700	57
Archrock	6,600	67
Baker Hughes a GE Co, CI A	19,962	456
C&J Energy Services Inc *	1,814	31
Cabot Oil & Gas Corp, CI A	20,548	517
Cactus Inc, CI A *	2,200	64
California Resources Corp *	1,200	29
Callon Petroleum Co *	9,327	80
Carrizo Oil & Gas Inc *	3,100	53
Centennial Resource Development, CI A *	8,179	127
Cheniere Energy *	11,490	702
Chesapeake Energy Corp *	57,568	168
Chevron Corp (C)	85,994	10,228
Cimarex Energy Co	4,587	376
CNX Resources Corp *	9,838	136
Concho Resources Inc *	8,857	1,154
ConocoPhillips	52,535	3,477
CONSOL Energy Inc *	1,139	39
Continental Resources Inc/OK *	3,506	160
Delek US Holdings Inc	3,857	153
Denbury Resources Inc *	15,200	34
Devon Energy Corp	23,865	645
Diamond Offshore Drilling Inc *	2,200	28
Diamondback Energy Inc	7,907	873
Dril-Ouip Inc *	1,412	55
EOG Resources Inc	26,017	2,688
Equities	11,909	223
Equitrans Midstream Corp *	9,527	213
Extraction Oil & Gas *	4,943	28
Exxon Mobil Corp (C)	191,368	15,214
Forum Energy Technologies *	4,413	29
GasLog Ltd	3,100	64
Golar LNG Ltd	4,823	128
Green Plains Inc	4,100	67
Gulfport Energy Corp *	7,242	62
Halcon Resources Corp *	6,800	19
Halliburton Co	40,574	1,275
Helix Energy Solutions Group *	7,800	64
Helmerich & Payne Inc	4,739	287
Hess Corp	13,667	736
HighPoint Resources Corp *	10,600	35
HollyFrontier Corp	7,847	490
Jagged Peak Energy Inc *	5,900	67
Keane Group Inc *	3,400	38

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	267

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kinder Morgan Inc/DE	90,150	$1,539
KLX Energy Service Holdings Inc *	3,400	69
Kosmos Energy Ltd *	13,416	72
Laredo Petroleum Inc *	6,709	29
Liberty Oilfield Services Inc, CI A	5,200	90
Marathon Oil Corp	41,128	686
Marathon Petroleum Corp	31,009	2,021
Matador Resources Co *	4,236	97
McDermott International *	7,525	66
Murphy Oil Corp	6,942	221
Nabors Industries	13,549	44
National Oilwell Varco Inc	17,349	557
Newfield Exploration Co *	8,397	142
Newpark Resources Inc *	6,134	47
Noble Corp plc *	12,800	53
Noble Energy Inc	23,575	560
Oasis Petroleum Inc *	10,721	77
Occidental Petroleum Corp	34,712	2,439
Ocean Rig UDW Inc, CI A *	1,900	53
Oceaneering International Inc *	4,332	73
Oil States International Inc *	2,330	52
ONEOK Inc	19,546	1,201
Parsley Energy, CI A *	14,105	284
Patterson-UTI Energy Inc	10,565	147
PBF Energy Inc, CI A	4,771	185
PDC Energy Inc *	2,517	85
Peabody Energy Corp	3,975	124
Penn Virginia Corp *	600	35
Phillips 66	18,682	1,747
Pioneer Natural Resources Co	7,884	1,165
ProPetro Holding Corp *	4,500	73
QEP Resources *	12,406	100
Range Resources Corp	9,071	132
Renewable Energy Group Inc *	2,300	62
Resolute Energy Corp *	1,587	56
Rowan Cos Plc, CI A *	5,196	72
RPC	4,572	60
Schlumberger Ltd	63,188	2,850
Scorpio Tankers Inc	21,413	44
SEACOR Holdings Inc *	1,100	46
SemGroup Corp, CI A	3,210	52
Ship Finance International Ltd	5,800	75
SM Energy	4,537	93
Southwestern Energy Co *	30,378	146
SRC Energy Inc *	9,836	57
Superior Energy Services Inc *	7,819	43
Targa Resources	12,254	547
Tellurian Inc *	6,800	49
Transocean *(C)	18,200	169
Unit Corp *	3,329	69
US Silica Holdings	3,469	49
Valero Energy Corp (C)	19,536	1,561

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
W&T Offshore Inc *	3,400	$20
Weatherford International PLC *	45,621	26
Whiting Petroleum Corp *	3,558	108
WildHorse Resource Development Corp *	1,807	33
Williams Cos Inc/The	58,339	1,477
World Fuel Services Corp	2,926	75
WPX Energy Inc *	23,230	324

		66,108

Health Care — 6.1%
Abbott Laboratories	24,659	1,826
AbbVie Inc	23,025	2,171
ABIOMED Inc *	526	175
Acadia Healthcare *	1,145	39
ACADIA Pharmaceuticals Inc *	3,200	61
Aerie Pharmaceuticals Inc *	1,087	43
Agilent Technologies Inc	5,444	394
Agios Pharmaceuticals *	800	53
Alexion Pharmaceuticals Inc *	3,207	395
Align Technology Inc *	1,069	246
Alkermes *	2,589	94
Allergan PLC	5,577	873
Allscripts Healthcare Solutions Inc *	11,400	116
Alnylam Pharmaceuticals *	1,199	97
Amedisys Inc *	500	68
AmerisourceBergen Corp	2,538	226
Amgen Inc (C)	8,563	1,783
Amicus Therapeutics Inc *	3,207	35
AMN Healthcare Services Inc *	1,400	89
Anthem Inc	3,581	1,039
Array BioPharma *	2,437	39
athenahealth *	407	54
Avanos Medical Inc *	663	32
Baxter International Inc (C)	6,759	463
Becton Dickinson and Co	3,376	853
Biogen Inc *	2,627	877
BioMarin Pharmaceutical *	2,752	264
Bio-Rad Laboratories Inc, CI A *	518	142
Bio-Techne Corp	550	89
Bluebird Bio *	603	74
Blueprint Medicines *	560	32
Boston Scientific Corp *	17,780	670
Bristol-Myers Squibb Co	23,330	1,247
Brookdale Senior Living, CI A *	3,883	33
Bruker Corp	900	30
Cambrex Corp *	1,000	48
Cantel Medical Corp	400	34
Cardinal Health Inc	3,981	218
Catalent Inc *	2,744	109
Celgene Corp *	9,219	666
Centene Corp *	2,752	392
Cerner Corp *	4,114	238

268	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International Inc *	847	$114
Chemed Corp	220	70
Cigna Corp	3,046	680
Cooper Cos Inc/The	828	231
CVS Health Corp	16,654	1,336
Danaher Corp	8,088	886
DaVita Inc *	2,062	136
DENTSPLY SIRONA Inc	3,848	145
DexCom Inc *	1,100	143
Diplomat Pharmacy Inc *	2,100	33
Edwards Lifesciences Corp *	2,860	463
Eli Lilly & Co	13,521	1,604
Emergent BioSolutions Inc *	1,100	80
Encompass Health Corp	2,122	160
Endo International PLC *	2,500	30
Ensign Group Inc/The	1,321	60
Exact Sciences Corp *	1,261	98
Exelixis Inc *	4,199	85
Express Scripts Holding Co *	7,332	744
FibroGen Inc *	1,314	57
Gilead Sciences Inc (C)	16,926	1,218
Globus Medical Inc, CI A *	800	39
Haemonetics Corp *	672	72
Halozyme Therapeutics Inc *	3,832	63
HCA Healthcare Inc	3,557	512
HealthEquity Inc *	600	53
Henry Schein Inc *	2,303	205
Heron Therapeutics Inc *	1,316	38
Hill-Rom Holdings Inc	1,349	131
HMS Holdings Corp *	3,200	114
Hologic Inc *	4,820	214
Horizon Pharma Plc *	1,472	29
Humana Inc	1,680	554
ICU Medical Inc *	326	78
IDEXX Laboratories Inc *	1,150	234
lllumina Inc *	1,921	648
Immunomedics Inc *	2,256	45
Incyte Corp *	2,645	170
Inogen Inc *	600	88
Insulet Corp *	622	52
Integra LifeSciences Holdings *	672	36
Intuitive Surgical Inc *	1,439	764
lonis Pharmaceuticals *	2,124	124
IQVIA Holdings Inc *	2,282	285
Jazz Pharmaceuticals PLC *	631	95
Johnson & Johnson (C)	34,894	5,126
Laboratory Corp of America Holdings *	1,510	220
Ligand Pharmaceuticals Inc *	222	35
LivaNova PLC *	1,243	126
Loxo Oncology *	425	60
Magellan Health Inc *	700	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mallinckrodt PLC *	1,750	$42
Masimo Corp *	908	100
McKesson Corp	2,663	332
Medidata Solutions Inc *	571	44
MEDNAX Inc *	1,219	49
Medtronic PLC	19,030	1,856
Merck & Co lnc	36,601	2,904
Merit Medical Systems Inc *	3,200	202
Mettler-Toledo International Inc *	471	300
Molina Healthcare Inc *	762	106
Mylan NV *	6,995	237
Myriad Genetics Inc *	2,300	74
National Healthcare Corp	1,000	83
Nektar Therapeutics, CI A *	2,316	94
Neogen Corp *	497	32
Neurocrine Biosciences Inc *	1,213	107
Novocure *	1,100	38
NuVasive Inc *	1,200	76
Omnicell Inc *	650	50
Patterson Cos Inc	2,478	63
Penumbra *	350	49
PerkinElmer Inc	1,048	91
Perrigo Co PLC	2,329	145
Pfizer Inc	81,410	3,764
PRA Health Sciences Inc *	902	105
Premier Inc, CI A *	672	27
QIAGEN NV *	4,506	160
Quest Diagnostics Inc	1,941	172
Regeneron Pharmaceuticals Inc *	1,053	385
Repligen Corp *	1,412	91
ResMed Inc	2,038	228
Sage Therapeutics *	803	93
Sarepta Therapeutics Inc *	911	118
Seattle Genetics *	1,748	109
Spark Therapeutics Inc *	700	30
STERIS PLC	1,502	179
Stryker Corp	4,313	757
Supernus Pharmaceuticals *	1,600	76
Syneos Health Inc, CI A *	1,227	64
Teladoc Health Inc *	1,100	69
Teleflex Inc	875	241
Tenet Healthcare Corp *	1,900	50
Theravance Biopharma Inc *	1,118	31
Thermo Fisher Scientific Inc	5,350	1,335
Ultragenyx Pharmaceutical Inc *	424	23
United Therapeutics Corp *	778	92
UnitedHealth Group Inc	12,531	3,526
Universal Health Services Inc, CI B	1,402	194
US Physical Therapy Inc	600	71
Varian Medical Systems Inc *	1,598	197
Veeva Systems, CI A *	1,479	142
Vertex Pharmaceuticals Inc *	3,324	601

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	269

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waters Corp *	1,176	$234
WellCare Health Plans Inc *	878	224
West Pharmaceutical Services Inc	1,349	148
Wright Medical Group *	1,423	40
Zimmer Biomet Holdings Inc	3,003	351
Zoetis lnc, CI A	6,503	610

		56,659

Information Technology — 3.0%
Accenture PLC, CI A	3,470	571
Activision Blizzard Inc	8,880	443
Adobe Inc *	3,049	765
Akamai Technologies Inc *	1,463	101
Alliance Data Systems Corp	280	56
Alphabet Inc, CI A *	2,301	2,553
Alphabet Inc, CI C *	2,336	2,557
Amdocs Ltd	2,847	185
ANSYS Inc *	699	113
Aspen Technology Inc *	424	37
Atlassian Corp PLC, CI A *	800	69
Autodesk Inc *	1,498	216
Automatic Data Processing Inc	2,762	407
Black Knight *	2,000	91
Booz Allen Hamilton Holding Corp, CI A	600	31
Broadridge Financial Solutions Inc	700	74
Cadence Design Systems Inc *	2,218	100
Cass Information Systems Inc	1,000	66
CDK Global Inc	1,035	52
Citrix Systems Inc	900	98
Cognizant Technology Solutions Corp, CI A	3,547	253
Conduent Inc *	3,252	42
Dell Technologies Inc, CI V *	241	25
DXC Technology Co	1,998	126
Electronic Arts Inc *	3,681	309
EPAM Systems Inc *	350	46
Euronet Worldwide Inc *	273	32
Facebook lnc, CI A *	18,488	2,600
Fair Isaac *	200	40
Fidelity National Information Services Inc	2,039	220
First Data Corp, CI A *	1,750	33
Fiserv Inc *	2,554	202
FleetCor Technologies Inc *	548	106
Fortinet Inc *	750	55
Gartner Inc *	500	77
Global Payments Inc	1,050	117
GoDaddy, CI A *	505	33
Guidewire Software *	500	46
International Business Machines Corp (C)	5,294	658
Intuit Inc	1,506	323
Jack Henry & Associates Inc	549	77
Leidos Holdings Inc	1,200	76
Mastercard Inc, CI A	6,342	1,275

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	49,849	$5,528
Nuance Communications *	3,500	56
Nutanix, CI A *	1,100	49
Oracle Corp	17,775	867
Paychex Inc	2,025	143
Paycom Software *	400	53
PayPal Holdings Inc *	8,296	712
PTC Inc *	600	52
Red Hat Inc *	1,363	243
Sabre	2,600	67
salesforce.com Inc *	4,084	583
ServiceNow Inc *	1,087	201
Splunk Inc *	895	100
Square, CI A *	2,623	183
SS&C Technologies Holdings	1,340	65
Symantec Corp (C)	5,494	121
Synopsys Inc *	1,057	97
Tableau Software, CI A *	900	112
Total System Services Inc	939	82
Tyler Technologies *	171	33
Ultimate Software Group *	150	40
VeriSign Inc *	609	95
Visa Inc, CI A	12,023	1,704
VMware, CI A *	480	80
Western Union Co/The	4,688	88
WEX Inc *	200	31
Workday, CI A *	1,149	188
Worldpay, CI A *	1,543	132
Zendesk Inc *	3,200	190
Zynga lnc, CI A *	30,300	110

		27,361

Real Estate — 3.0%
Acadia Realty Trust ‡	2,673	77
Alexander & Baldwin Inc *‡	2,532	53
Alexandria Real Estate Equities Inc ‡	2,718	338
American Assets Trust Inc ‡	1,665	69
American Campus Communities ‡	3,130	137
American Homes 4 Rent, CI A ‡	8,606	179
American Tower Corp, CI A ‡	10,448	1,719
Americold Realty Trust ‡	4,200	113
Apartment Investment & Management Co, CI A ‡	3,746	176
Apple Hospitality Inc ‡	4,086	65
Ashford Hospitality Trust ‡	9,113	45
AvalonBay Communities Inc ‡	3,063	584
Boston Properties Inc ‡	3,416	448
Brandywine Realty Trust ‡	5,779	82
Brixmor Property Group Inc ‡	9,581	158
Brookfield Property, CI A ‡	9,100	164
Brookfield Property Partners LP	5,184	92
Camden Property Trust ‡	2,007	191

270	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CareTrust Inc ‡	4,700	$94
CBL & Associates Properties Inc ‡	13,762	36
CBRE Group Inc, CI A *	7,889	345
Chatham Lodging Trust ‡	3,500	70
Chesapeake Lodging Trust ‡	3,850	114
Colony Capital ‡	14,834	91
Columbia Property Trust Inc ‡	4,772	102
CoreCivic Inc ‡	3,873	85
CoreSite Realty ‡	1,014	99
Corporate Office Properties Trust ‡	3,060	75
Cousins Properties Inc ‡	10,638	90
Crown Castle International Corp ‡	10,503	1,207
CubeSmart ‡	4,919	153
CyrusOne ‡	2,264	127
DiamondRock Hospitality Co ‡	6,558	69
Digital Realty Trust Inc ‡	6,008	691
Douglas Emmett Inc ‡	3,531	130
Duke Realty Corp ‡	9,069	258
Easterly Government Properties Inc ‡	3,625	66
EastGroup Properties ‡	1,024	102
Empire State Realty Trust, CI A ‡	4,809	78
EPR Properties ‡	1,447	103
Equinix Inc ‡	2,136	823
Equity Commonwealth ‡	3,381	107
Equity Lifestyle Properties Inc ‡	2,030	202
Equity Residential ‡	9,083	647
Essex Property Trust Inc ‡	1,554	408
Extra Space Storage Inc ‡	3,085	296
Federal Realty Investment Trust ‡	1,721	227
First Industrial Realty Trust Inc ‡	3,370	108
Forest City Realty Trust Inc, CI A ‡	5,858	148
Front Yard Residential Corp ‡	5,592	50
Gaming and Leisure Properties Inc ‡	5,264	181
GEO Group Inc/The ‡	3,953	92
Getty Realty Corp ‡	2,700	83
Gladstone Commercial Corp ‡	3,262	62
Government Properties Income Trust ‡	5,300	47
HCP Inc ‡	11,528	337
Healthcare Realty Trust ‡	3,496	108
Healthcare Trust of America, CI A ‡	6,849	193
HFF Inc, CI A	700	28
Highwoods Properties Inc ‡	2,749	119
Hospitality Properties Trust ‡	5,548	149
Host Hotels & Resorts Inc ‡	17,406	331
Howard Hughes Corp/The *	2,391	265
Hudson Pacific Properties ‡	3,418	106
Investors Real Estate Trust ‡	13,360	71
Invitation Homes ‡	6,986	150
Iron Mountain Inc ‡	6,480	220
JBG SMITH Properties ‡	1,950	78
Jones Lang LaSalle Inc	990	142
Kennedy-Wilson Holdings Inc	2,615	51

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kilroy Realty Corp ‡	2,514	$176
Kimco Realty Corp ‡	11,943	195
Lamar Advertising, CI A ‡	1,916	145
LaSalle Hotel Properties ‡	2,623	84
Lexington Realty Trust ‡	9,819	86
Liberty Property Trust ‡	3,987	181
Life Storage Inc ‡	1,383	135
LTC Properties Inc ‡	1,521	71
Macerich Co/The ‡	3,418	172
Mack-Cali Realty ‡	2,976	64
Medical Properties Trust ‡	15,042	260
Mid-America Apartment Communities Inc ‡	2,826	293
Monmouth Real Estate Investment Corp, CI A ‡	2,127	30
National Health Investors Inc ‡	1,059	83
National Retail Properties ‡	3,695	185
Omega Healthcare Investors Inc ‡	7,126	270
Outfront Media Inc ‡	4,125	86
Paramount Group Inc ‡	6,393	91
Park Hotels & Resorts Inc ‡	3,907	120
Pebblebrook Hotel Trust ‡	2,972	104
Pennsylvania Real Estate Investment Trust ‡	5,739	47
Physicians Realty Trust ‡	6,113	109
Piedmont Office Realty Trust Inc, CI A ‡	3,834	71
PotlatchDeltic Corp ‡	1,759	65
Preferred Apartment Communities, CI A ‡	3,676	55
Prologis Inc ‡	15,963	1,075
PS Business Parks Inc ‡	498	70
Public Storage ‡	3,830	817
QTS Realty Trust Inc, CI A ‡	1,698	69
Rayonier Inc ‡	3,719	118
Realogy Holdings	4,199	81
Realty Income Corp ‡	6,612	424
Redfin Corp *	2,869	49
Regency Centers Corp ‡	3,665	233
Retail Opportunity Investments Corp ‡	5,411	98
Retail Properties of America Inc, CI A ‡	7,610	96
Rexford Industrial Realty ‡	1,072	35
RLJ Lodging Trust ‡	4,589	93
Ryman Hospitality Properties Inc ‡	1,028	76
Sabra Health Care Inc ‡	5,075	98
Saul Centers Inc ‡	866	46
SBA Communications Corp, CI A *‡	3,056	522
Select Income ‡	2,774	54
Senior Housing Properties Trust ‡	6,456	89
Seritage Growth Properties ‡	2,000	76
Simon Property Group Inc ‡	7,743	1,438
SITE Centers Corp ‡	4,565	57
SL Green Realty Corp ‡	1,974	190
Spirit Realty Capital Inc ‡	13,393	99
STAG Industrial Inc ‡	1,722	46
STORE Capital ‡	4,345	130

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	271

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Summit Hotel Properties ‡	5,600	$62
Sun Communities Inc ‡	1,848	192
Sunstone Hotel Investors ‡	5,694	87
Tanger Factory Outlet Centers Inc ‡	2,522	60
Taubman Centers ‡	1,665	88
Terreno Realty Corp ‡	1,122	44
Tier REIT Inc ‡	1,272	30
UDR Inc ‡	6,266	267
Uniti Group ‡	4,338	86
Urban Edge Properties ‡	2,952	59
Ventas Inc ‡	8,294	527
VEREIT Inc ‡	21,853	167
VICI Properties Inc ‡	8,200	179
Vornado Realty Trust ‡	3,984	287
Washington Prime Group Inc ‡	15,300	96
Washington Real Estate Investment Trust ‡	2,522	68
Weingarten Realty Investors ‡	3,199	92
Welltower Inc ‡	9,932	718
Weyerhaeuser Co ‡	18,262	482
WP Carey ‡	3,421	232
Xenia Hotels & Resorts Inc ‡	4,472	91

		27,975

Utilities — 1.5%
AES Corp/VA	11,558	179
ALLETE Inc	1,350	110
Alliant Energy Corp	3,942	179
Ameren Corp	3,587	246
American Electric Power Co Inc	7,596	591
American States Water Co	1,300	87
American Water Works Co Inc	2,669	255
Aqua America	2,997	103
Atmos Energy Corp	1,463	140
Avista Corp	700	36
Black Hills Corp	1,300	86
California Water Service Group	1,400	64
CenterPoint Energy Inc	7,702	216
Clearway Energy Inc, CI C	3,481	64
CMS Energy Corp	4,076	212
Connecticut Water Service Inc	1,000	70
Consolidated Edison Inc	4,556	366
Dominion Energy Inc	10,247	763
DTE Energy Co	2,538	304
Duke Energy Corp	10,956	970
Edison International	4,787	265
EI Paso Electric Co	600	33
Entergy Corp	2,699	235
Evergy Inc	4,514	268
Eversource Energy	4,710	322
Exelon Corp	14,179	658
FirstEnergy Corp	8,534	323
Hawaiian Electric Industries Inc	2,850	109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDACORP Inc	1,159	$114
MDU Resources Group Inc	3,955	105
MGE Energy Inc	2,300	152
National Fuel Gas	1,463	79
New Jersey Resources Corp	2,028	98
NextEra Energy Inc	7,377	1,340
NiSource Inc	5,154	136
Northwest Natural Holding Co	1,400	93
Northwestern Corp	1,399	89
NRG Energy Inc	4,095	157
OGE Energy Corp	3,610	143
ONE Gas Inc	1,206	103
Otter Tail Corp	3,350	164
Pattern Energy Group Inc, CI A	4,258	88
PG&E Corp	8,075	213
Pinnacle West Capital Corp	1,726	154
PNM Resources Inc	2,148	93
Portland General Electric Co	2,124	102
PPL Corp	11,490	351
Public Service Enterprise Group Inc	7,652	428
SCANA Corp	1,800	84
Sempra Energy	3,881	447
Southern Co/The	15,736	745
Southwest Gas Holdings Inc	1,024	81
Spire Inc	1,206	95
UGI Corp	2,553	147
Unitil Corp	1,300	66
Vectren Corp	1,687	121
Vistra Energy Corp *	7,545	177
WEC Energy Group Inc	4,813	349
Xcel Energy Inc	7,208	378

		14,146

Total Common Stock (Cost $250,046) ($ Thousands)		275,219

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 8.2%

Communication Services — 0.8%
AT&T
4.125%, 02/17/2026	$487	471
3.400%, 05/15/2025	1,468	1,366
CBS
3.500%, 01/15/2025	625	591
CCO Holdings LLC
5.000%, 02/01/2028 (D)	599	558
4.000%, 03/01/2023 (D)	596	567
Cox Communications
2.950%, 06/30/2023 (D)	173	165
CSC Holdings
6.750%, 11/15/2021	125	131

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Millicom International Cellular
6.625%, 10/15/2026 (D)	$470	$475
Sirius XM Radio
5.000%, 08/01/2027 (D)	486	457
Sprint Capital
6.900%, 05/01/2019	1,070	1,082
Verizon Communications
4.862%, 08/21/2046	240	229
Vodafone Group
4.125%, 05/30/2025	884	862
3.750%, 01/16/2024	405	395
Warner Media LLC
4.700%, 01/15/2021	130	132

		7,481

Consumer Discretionary — 0.2%
Expedia Group
3.800%, 02/15/2028	756	686
International Game Technology
6.250%, 02/15/2022 (D)	380	392
KB Home
4.750%, 05/15/2019	294	294
Time Warner Cable LLC
4.500%, 09/15/2042	245	193
4.125%, 02/15/2021	65	65

		1,630

Consumer Staples — 0.3%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (D)	570	558
BRF
3.950%, 05/22/2023	260	235
Minerva Luxembourg
6.500%, 09/20/2026 (D)	233	212
Spectrum Brands
5.750%, 07/15/2025	685	648
Takeda Pharmaceutical
4.400%, 11/26/2023 (D)	861	868
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	500	30

		2,551

Energy — 0.9%
Antero Resources
5.125%, 12/01/2022	126	123
Cenovus Energy
5.700%, 10/15/2019	66	67
3.000%, 08/15/2022	36	34
Diamond Offshore Drilling
4.875%, 11/01/2043	391	231
Energy Transfer Partners
5.200%, 02/01/2022	465	476

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 06/01/2021		$85	$86
4.500%, 11/01/2023		72	71
Enterprise Products Operating LLC
3.700%, 02/15/2026		810	779
Hess
4.300%, 04/01/2027		653	597
Kinder Morgan Energy Partners
4.150%, 03/01/2022		48	48
Marathon Petroleum
5.125%, 03/01/2021		47	48
Nabors Industries
5.500%, 01/15/2023		740	651
Noble Energy
4.150%, 12/15/2021		710	709
3.900%, 11/15/2024		463	443
PDC Energy
5.750%, 05/15/2026		565	527
Pertamina Persero MTN
6.450%, 05/30/2044		475	479
Plains All American Pipeline
3.600%, 11/01/2024		660	620
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025		909	946
5.000%, 03/15/2027		486	485
Sunoco
4.875%, 01/15/2023 (D)		586	571
Western Gas Partners
4.750%, 08/15/2028		189	178
4.500%, 03/01/2028		280	263
Williams Partners
3.900%, 01/15/2025		176	170

			8,602

Financials — 4.0%
ABN AMRO Bank
4.750%, 07/28/2025 (D)		200	198
Alfa
5.250%, 03/25/2024 (D)		814	792
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 12/31/2049		364	359
Banco Santander
5.179%, 11/19/2025		200	197
3.500%, 04/11/2022		600	584
Banco Santander MTN
3.250%, 04/04/2026	EUR	400	460
Bank of America
5.125%, VAR ICE LIBOR USD 3 Month+3.387%, 12/31/2049		$300	299
Bank of America MTN
4.000%, 01/22/2025		1,200	1,164
3.950%, 04/21/2025		2,163	2,088

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	273

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (D)		$475	$467
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (D)		106	112
3.684%, 01/10/2023		755	720
BB&T MTN
2.625%, 06/29/2020		407	402
BNP Paribas
2.375%, 05/21/2020		200	197
BNP Paribas MTN
2.250%, 01/11/2027	EUR	236	261
BPCE
2.650%, 02/03/2021		$398	390
Capital One Financial
3.300%, 10/30/2024		1,080	1,008
CIT Group
5.250%, 03/07/2025		487	489
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049		232	228
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049		320	321
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049		374	376
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024		1,766	1,754
3.875%, 03/26/2025		680	654
Compass Bank
2.875%, 06/29/2022		780	747
Cooperatieve Rabobank UA
4.375%, 08/04/2025		425	415
Credit Agricole MTN
2.750%, 06/10/2020 (D)		400	395
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.600%, 01/17/2167 (D)		330	325
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		375	368
3.800%, 06/09/2023		810	789
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Year Curr+1.730%, 08/09/2028		450	443
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166		591	520
3.750%, 05/22/2025		1,890	1,805
Goldman Sachs Group MTN
4.306%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		660	667
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)		155	148

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Bank USA		$460	$468
4.875%, 08/24/2020
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026		476	463
4.250%, 03/14/2024		1,054	1,033
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Year Curr+5.124%,12/29/2049		725	725
4.100%, 10/02/2023		1,000	991
Intesa Sanpaolo
3.875%, 01/12/2028 (D)		485	391
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)		332	291
JPMorgan Chase MTN
2.295%, 08/15/2021		375	364
Lincoln National
4.200%, 03/15/2022		110	112
Lloyds Banking Group
4.582%, 12/10/2025		807	761
Manufacturers & Traders Trust
2.625%, 01/25/2021		801	786
MetLife
5.700%, 06/15/2035		65	72
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049		160	161
Morgan Stanley MTN
5.000%, 11/24/2025		250	253
4.350%, 09/08/2026		742	720
Nationwide Building Society
4.000%, 09/14/2026 (D)		935	844
Nationwide Financial Services
5.375%, 03/25/2021 (D)		320	330
Nationwide Mutual Insurance
9.375%, 08/15/2039 (D)		321	473
Navient
6.625%, 07/26/2021		560	566
Navient MTN
7.250%, 01/25/2022		15	15
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049		560	577
4.706%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		500	455
2.012%, VAR Euribor 3 Month+2.330%, 10/29/2049	EUR	150	170
Santander Holdings USA
4.400%, 07/13/2027		$990	926
SBA Tower Trust
3.156%,10/08/2020 (D)		753	745

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049		$385	$385
4.030%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (D)		400	322
SunTrust Banks
5.625%, VAR ICE LIBOR USD 3 Month+3.860%, 06/15/2167		225	225
Synchrony Financial
4.500%, 07/23/2025		931	849
UBS Group Funding Switzerland
4.125%, 09/24/2025 (D)		1,666	1,637
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049		408	395
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053		258	248

			36,895

Health Care — 0.4%
Baxalta
3.600%, 06/23/2022		222	218
Gilead Sciences
2.550%, 09/01/2020		1,159	1,143
Halfmoon Parent
4.375%, 10/15/2028 (D)		384	378
4.125%, 11/15/2025 (D)		288	284
3.750%, 07/15/2023 (D)		228	225
HCA
5.375%, 09/01/2026		544	539
Mylan
3.125%, 11/22/2028	EUR	440	500
Zimmer Biomet Holdings
2.700%, 04/01/2020		$480	474

			3,761

Industrials — 0.2%
Avis Budget Car Rental LLC		320	285
5.250%, 03/15/2025 (D)
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	591
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049		200	159
Odebrecht Finance
7.125%, 06/26/2042 (D)		371	55
5.250%, 06/27/2029 (D)		369	59
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (D)		431	408

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
3.950%, 08/16/2025	$570	$563

		2,120

Information Technology — 0.5%
Broadcom
3.875%, 01/15/2027	413	372
3.625%, 01/15/2024	193	182
Dell International LLC
6.020%, 06/15/2026 (D)	313	317
5.450%, 06/15/2023 (D)	230	235
4.420%, 06/15/2021 (D)	530	530
Hewlett Packard Enterprise
2.100%, 10/04/2019 (D)	742	732
KLA-Tencor Corp
4.650%, 11/01/2024	691	702
Lam Research
2.800%, 06/15/2021	437	428
Seagate HDD Cayman
4.750%, 01/01/2025	343	316
Total System Services
4.000%, 06/01/2023	419	418
Western Digital Corp
4.750%, 02/15/2026	580	531

		4,763

Materials — 0.5%
DowDuPont
4.493%, 11/15/2025	710	717
4.205%, 11/15/2023	710	716
Mosaic
5.625%, 11/15/2043	307	307
Suzano Austria GmbH
6.000%, 01/15/2029 (D)	713	720
Vale Overseas
6.250%, 08/10/2026	1,380	1,473
Yamana
4.950%, 07/15/2024	359	349

		4,282

Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	13	13
Welltower
4.000%, 06/01/2025	414	402

		415

Utilities — 0.3%
Enel Chile
4.875%, 06/12/2028	689	674
Exelon Generation LLC
2.950%, 01/15/2020	626	622

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	275

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genneia
8.750%, 01/20/2022 (D)	$336	$314
Israel Electric
5.000%, 11/12/2024 (D)	581	584
Pacific Gas & Electric
4.500%, 12/15/2041	65	52
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (D)	641	636
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)	192	181

		3,063

Total Corporate Obligations (Cost $78,736) ($ Thousands)		75,563

MORTGAGE-BACKED SECURITIES — 7.2%

Agency Mortgage-Backed Obligations — 1.3%
FHLMC CM0, Ser 2012-4116, CI LS, I0
3.894%, VAR LIBOR USD 1 Month+6.200%,10/15/2042	1,811	302
FHLMC CM0, Ser 2016-4585, CI DS, l0
3.694%, VAR LIBOR USD 1 Month+6.000%,05/15/2046	1,442	233
FHLMC CMO, Ser 2017-4693, CI SL, I0
3.844%, VAR LIBOR USD 1 Month+6.150%,06/15/2047	2,356	390
FHLMC CMO, Ser 2017-4719, CI JS, IO
3.844%, VAR LIBOR USD 1 Month+6.150%,09/15/2047	2,585	405
FHLMC CMO,Ser 2017-4727, CI SA, I0
3.894%, VAR LIBOR USD 1 Month+6.200%,11/15/2047	2,656	430
FNMA
2.400%, VAR United States Secured Overnight Financing Rate+0.160%,01/30/2020	7,300	7,306
FNMA CMO, Ser 2011-131, CI ST, I0
4.225%, VAR LIBOR USD 1 Month+6.540%,12/25/2041	1,146	201
FNMA CMO, Ser 2014-17, CI SA, I0
3.735%, VAR LIBOR USD 1 Month+6.050%,04/25/2044	3,209	474
FNMA CMO, Ser 2014-78, CI SE, I0
3.785%, VAR LIBOR USD 1 Month+6.100%,12/25/2044	2,178	317
FNMA CMO, Ser 2014-92, CI SX, I0
3.785%, VAR LIBOR USD 1 Month+6.100%,01/25/2045	2,588	409
FNMA CMO, Ser 2016-77, CI DS, I0
3.685%, VAR LIBOR USD 1 Month+6.000%,10/25/2046	2,231	336

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-62, CI AS, IO
3.835%, VAR LIBOR USD 1 Month+6.150%,08/25/2047	$2,491	$388
FNMA CMO, Ser 2017-81, CI SA, IO
3.885%, VAR LIBOR USD 1 Month+6.200%,10/25/2047	2,476	409
GNMA CMO, Ser 2017-122,CI SA, IO
3.899%, VAR LIBOR USD 1 Month+6.200%,08/20/2047	1,832	314

		11,914

Non-Agency Mortgage-Backed Obligations — 5.9%
Alternative Loan Trust, Ser 2005-20CB, CI 3A6
5.500%,07/25/2035	74	69
Alternative Loan Trust, Ser 2005-57CB, CI 4A3
5.500%,12/25/2035	171	146
Alternative Loan Trust, Ser 2006-24CB, CI A16
5.750%,08/01/2036	323	269
Alternative Loan Trust, Ser 2006-28CB, CI A14
6.250%,10/25/2036	238	192
Alternative Loan Trust, Ser 2006-J1, CI 1 A13
5.500%,02/25/2036	173	155
Ashford Hospitality Trust, Ser 2018-ASHF, CI A
3.207%, VAR LIBOR USD 1 Month+0.900%,04/15/2035 (D)	930	930
Ashford Hospitality Trust, Ser 2018-KEYS, CI A
3.307%, VAR LIBOR USD 1 Month+1.000%,05/15/2035 (D)	1,000	1,000
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, CI AF
3.307%, VAR LIBOR USD 1 Month+1.000%,11/15/2033 (D)	1,535	1,541
Bellemeade Re, Ser 2018-2A, CI M1B
3.665%, VAR ICE LIBOR USD 1 Month+1.350%,08/25/2028 (D)	285	286
Bellemeade Re, Ser 2018-3A, CI M1B
4.165%, VAR ICE LIBOR USD 1 Month+1.850%,10/25/2027 (D)	570	569
BHMS Mortgage Trust, Ser 2018-ATLS, CI A
3.557%, VAR LIBOR USD 1 Month+1.250%,07/15/2035 (D)	940	939
Braemar Hotels & Resorts Trust, Ser 2018-PRME, CI A
3.127%, VAR LIBOR USD 1 Month+0.820%,06/15/2035 (D)	750	748
BX Trust, Ser 2017-IMC, CI A
3.357%, VAR LIBOR USD 1 Month+1.050%,10/15/2032 (D)	1,015	1,016

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2018-EXCL, CI A
3.394%, VAR LIBOR USD 1 Month+1.088%,09/15/2037 (D)	$950	$950
CFCRE Commercial Mortgage Trust, Ser 2016-C4, CI A4
3.283%,05/10/2058	625	598
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, CIA
3.369%,03/13/2035 (D)	285	284
Chase Mortgage Finance Trust, Ser 2007-S5, CI 1A17
6.000%,07/25/2037	113	91
CHL Mortgage Pass-Through Trust, Ser 2006-10, CI 1A8
6.000%,05/25/2036	170	141
CHL Mortgage Pass-Through Trust, Ser 2006-13, CI 1A19
6.250%,09/25/2036	91	71
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, CI D
4.567%,04/10/2046 (D)(F)	250	242
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, CI A5
3.137%,02/10/2048	779	756
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, CI A4
3.818%,11/10/2025	390	390
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, CI A5
3.616%,02/10/2049	475	469
COMM Mortgage Trust, Ser 2010-C1, CI D
6.286%,07/10/2046 (D)(F)	690	702
COMM Mortgage Trust, Ser 2013-SFS, CI A1
1.873%,04/12/2035 (D)	796	768
COMM Mortgage Trust, Ser 2015-CR24, CI A5
3.696%,08/10/2048	490	488
COMM Mortgage Trust, Ser 2015-DC1, CI A5
3.350%,02/10/2048	700	683
Connecticut Avenue Securities Trust, Ser 2018-R07, CI 1M2
4.715%, VAR ICE LIBOR USD 1 Month+2.400%,04/25/2031 (D)	549	547
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, CI D
6.907%, VAR LIBOR USD 1 Month+4.600%,11/15/2033 (D)	215	217
CSAIL Commercial Mortgage Trust, Ser 2015-C2, CI A4
3.504%,06/15/2057	421	415
CSAIL Commercial Mortgage Trust, Ser 2015-C3, CI A4
3.718%,08/15/2048	401	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C4, CI A4
3.808%,11/15/2048	$1,070	$1,067
CSMC, Ser 2010-6R, CI 3A2
5.875%,01/26/2038 (D)	339	265
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, CI A2
2.505%, VAR ICE LIBOR USD 1 Month+0.190%,12/25/2036	216	122
Eagle RE, Ser 2018-1, CI M1
3.980%, VAR ICE LIBOR USD 1 Month+1.700%,11/25/2028 (D)	253	253
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, CI M3
6.315%, VAR ICE LIBOR USD 1 Month+4.000%,08/25/2024	715	773
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, CI M3
6.865%, VAR ICE LIBOR USD 1 Month+4.550%,10/25/2024	187	205
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2014-HQ3, CI M3
7.065%, VAR ICE LIBOR USD 1 Month+4.750%,10/25/2024	542	598
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-DNA2, CI M3
6.215%, VAR ICE LIBOR USD 1 Month+3.900%,12/25/2027	685	746
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-DNA2, CI M2
4.915%, VAR ICE LIBOR USD 1 Month+2.600%,12/25/2027	364	370
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-HQA1, CI M2
4.965%, VAR ICE LIBOR USD 1 Month+2.650%,03/25/2028	259	263
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2016-DNA2, CI M3
6.965%, VAR ICE LIBOR USD 1 Month+4.650%,10/25/2028	900	1,023
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, CI A9
6.000%,07/25/2036	68	55
FNMA Connecticut Avenue Securities, Ser 2014-C03, CI 1M2
5.315%, VAR ICE LIBOR USD 1 Month+3.000%,07/25/2024	363	384
FNMA Connecticut Avenue Securities, Ser 2014-C04, CI 2M2
7.315%, VAR ICE LIBOR USD 1 Month+5.000%,11/25/2024	132	148

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	277

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, CI 1M2
7.215%, VAR ICE LIBOR USD 1 Month+4.900%,11/25/2024	$423	$479
FNMA Connecticut Avenue Securities, Ser 2015-C01, CI 1M2
6.615%, VAR ICE LIBOR USD 1 Month+4.300%,02/25/2025	888	973
FNMA Connecticut Avenue Securities, Ser 2015-C01, CI 2M2
6.865%, VAR ICE LIBOR USD 1 Month+4.550%,02/25/2025	266	286
FNMA Connecticut Avenue Securities, Ser 2015-C02, CI 2M2
6.315%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	289	309
FNMA Connecticut Avenue Securities, Ser 2015-C02, CI 1M2
6.315%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	450	486
FNMA Connecticut Avenue Securities, Ser 2015-C03, CI 1M2
7.315%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	533	597
FNMA Connecticut Avenue Securities, Ser 2015-C03, CI 2M2
7.315%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	504	556
FNMA Connecticut Avenue Securities, Ser 2015-C04, CI 1M2
8.015%, VAR ICE LIBOR USD 1 Month+5.700%,04/25/2028	176	202
FNMA Connecticut Avenue Securities, Ser 2015-C04, CI 2M2
7.865%, VAR ICE LIBOR USD 1 Month+5.550%,04/25/2028	563	632
FNMA Connecticut Avenue Securities, Ser 2016-C01, CI 2M2
9.265%, VAR ICE LIBOR USD 1 Month+6.950%,08/25/2028	468	546
FNMA Connecticut Avenue Securities, Ser 2016-C01, CI 1M2
9.065%, VAR ICE LIBOR USD 1 Month+6.750%,08/25/2028	658	782
FNMA Connecticut Avenue Securities, Ser 2016-C02, CI 1M2
8.315%, VAR ICE LIBOR USD 1 Month+6.000%,09/25/2028	565	655
FNMA Connecticut Avenue Securities, Ser 2016-C03, CI 2M2
8.215%, VAR ICE LIBOR USD 1 Month+5.900%,10/25/2028	1,194	1,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C05, CI 2M2
6.765%, VAR ICE LIBOR USD 1 Month+4.450%,01/25/2029	$980	$1,075
FNMA Connecticut Avenue Securities, Ser 2016-C07, CI 2M2
6.665%, VAR ICE LIBOR USD 1 Month+4.350%,05/25/2029	588	646
Great Wolf Trust, Ser 2017-W0LF,CI A 3.307%, VAR LIBOR USD 1
Month+0.850%,09/15/2034 (D)	637	636
GS Mortgage Securities II, Ser 2013-KING, CI A	228	227
2.706%,12/10/2027 (D)
GS Mortgage Securities Trust, Ser 2013-G1, CI A2	1,485	1,463
3.557%,04/10/2031 (D)(F)
GS Mortgage Securities Trust, Ser 2013-G1, CI A1
2.059%, VAR ICE LIBOR USD 1 Month+0.000%,04/10/2031 (D)	121	118
GS Mortgage Securities Trust, Ser 2014-GC18, CI D	631	542
5.163%,01/10/2047 (D)(F)
GS Mortgage Securities Trust, Ser 2018-GS9, CI A4	1,400	1,403
3.992%,03/10/2051 (F)
Home Re, Ser 2018-1, CI M1
3.915%, VAR ICE LIBOR USD 1 Month+1.600%,10/25/2028 (D)	445	446
HomeBanc Mortgage Trust, Ser 2005-1, CI A1
2.565%, VAR ICE LIBOR USD 1 Month+0.250%,03/25/2035	72	62
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, CI A5
3.775%,08/15/2047	955	961
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, CI XA, I0
1.032%,09/15/2047 (F)	18,003	698
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, CI A5
3.822%,07/15/2048	485	486
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, CI A3
3.801%,08/15/2048	845	846
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, CI C
4.817%,11/15/2048 (F)	585	576
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, CI XA, I0
1.233%,09/15/2050 (F)	6,946	468

278	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, CI AM
5.372%,05/15/2047	$107	$107
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, CI A5
3.805%,07/15/2047	900	906
JPMorgan Mortgage Trust, Ser 2007-S3, CI 1A8
6.000%,08/25/2037	–	–
LB-UBS Commercial Mortgage Trust, Ser2006-C6,CI AJ
5.452%,09/15/2039 (F)	157	108
LSTAR Commercial Mortgage Trust, Ser 2014-2, CI A2
2.767%,01/20/2041 (D)	4	4
LSTAR Commercial Mortgage Trust, Ser 2015-3, CI A2
2.729%,04/20/2048 (D)(F)	335	331
LSTAR Commercial Mortgage Trust, Ser 2016-4,CI A2
2.579%,03/10/2049 (D)	642	619
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, CI A5
3.892%,06/15/2047	950	959
Morgan Stanley Capital I Trust, Ser 2005-IQ9, CI D
5.000%,07/15/2056	369	364
Morgan Stanley Capital I Trust, Ser 2015-XLF2, CI SNMA
4.268%, VAR LIBOR USD 1 Month+1.950%,11/15/2026 (D)	114	114
Morgan Stanley Capital I Trust, Ser 2016-UB12, CI A4
3.596%,12/15/2049	755	740
RETL, Ser 2018-RVP, CI A
3.407%, VAR LIBOR USD 1 Month+1.100%,03/15/2033 (D)	375	374
Starwood Retail Property Trust, Ser 2014-STAR, CI A
3.527%, VAR LIBOR USD 1 Month+1.220%,11/15/2027 (D)	1,109	1,109
UBS Commercial Mortgage Trust, Ser 2017-C1,CI A4
3.544%,11/15/2050	1,070	1,033
UBS Commercial Mortgage Trust, Ser 2018-C10, CI A4
4.313%,05/15/2051	1,000	1,023
UBS Commercial Mortgage Trust, Ser 2018-C8, CI A4
3.983%,02/15/2051	855	853
UBS Commercial Mortgage Trust, Ser 2018-C9, CI, A4
4.117%,03/15/2051	1,500	1,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, CI A5
2.850%,12/10/2045	$194	$189
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, CI C
4.617%,09/15/2048 (F)	527	506
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, CI C
4.568%,12/15/2059 (F)	370	362
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, CI C
4.456%,11/15/2049 (F)	620	611
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, CI A4
4.012%,03/15/2051 (F)	750	750
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, CI 2M2
7.815%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (D)	120	129
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, CI 1M2
7.565%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (D)	392	434
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, CI 2A5
5.750%,07/25/2037	73	71

		54,068

Total Mortgage-Backed Securities (Cost $66,817) ($ Thousands)		65,982

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
FFCB
2.524%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 09/17/2021	8,000	8,004
2.524%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 11/08/2021	4,000	4,001
2.490%, VAR ICE LIBOR USD 1 Month+0.190%, 12/21/2020	2,000	2,006
2.450%, VAR Fed Res Daily Prime+-2.800%, 11/23/2021	4,000	4,001
2.420%, VAR US Federal Funds Effective Rate+0.220%, 10/12/2021	3,000	2,998
2.400%, VAR US Federal Funds Effective Rate+0.200%, 06/21/2021	1,800	1,799
2.328%, VAR ICE LIBOR USD 1 Month+0.010%, 12/11/2020	3,860	3,860
2.328%, VAR ICE LIBOR USD 1 Month+0.010%, 03/12/2021	4,550	4,548

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	279

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.320%, VAR Fed Res Daily Prime+-2.930%, 09/24/2020	$3,000	$2,999
FHLB
2.246%, VAR ICE LIBOR USD 3 Month+-0.163%, 07/05/2019	4,150	4,150
FHLMC
2.280%, 2.53%, 12/20/2018, 09/20/2019 (G)	4,000	3,999
FNMA
2.340%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020	3,300	3,300
2.184%, VAR ICE LIBOR USD 3 Month+-0.150%, 03/13/2020	3,550	3,551

Total U.S. Government Agency Obligations (Cost $49,223) ($ Thousands)		49,216

ASSET-BACKED SECURITIES — 2.4%

Automotive — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, CI A
2.970%, 02/20/2020 (D)	355	355
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, CI A
2.990%, 06/20/2022 (D)	438	432
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, CI A	1,000	996
3.700%, 09/20/2024 (D)
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, CI A
4.000%, 03/20/2025 (D)	1,100	1,109
CPS Auto Receivables Trust, Ser 2017-D, CI A
1.870%, 03/15/2021 (D)	393	392
Exeter Automobile Receivables Trust, Ser 2016-1A, CI D
8.200%, 02/15/2023 (D)	280	294
Exeter Automobile Receivables Trust, Ser 2016-3A, CI A
1.840%, 11/16/2020 (D)	8	8
Exeter Automobile Receivables Trust, Ser 2017-2A, CI A
2.110%, 06/15/2021 (D)	105	105
Exeter Automobile Receivables Trust, Ser 2017-3A, CI A
2.050%, 12/15/2021 (D)	302	301
Flagship Credit Auto Trust, Ser 2016-2, CI D
8.560%, 11/15/2023 (D)	365	386
Flagship Credit Auto Trust, Ser 2016-4, CI D
3.890%, 11/15/2022 (D)	375	374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2017-4, CI A
2.070%, 04/15/2022 (D)	$176	$175
Flagship Credit Auto Trust, Ser 2018-3, CI B
3.590%, 12/16/2024 (D)	705	702
Ford Credit Auto Owner Trust, Ser 2014-2, CI A
2.310%, 04/15/2026 (D)	640	635
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, CI A2
2.877%, VAR ICE LIBOR USD 1 Month+0.570%, 01/15/2022	741	744
Hertz Vehicle Financing II LP, Ser 2015-1A, CI A
2.730%, 03/25/2021 (D)	580	575
Hertz Vehicle Financing II LP, Ser 2015-1A, CI B
3.520%, 03/25/2021 (D)	425	422
Hertz Vehicle Financing II LP, Ser 2015-3A, CI A
2.670%, 09/25/2021 (D)	390	383
Hertz Vehicle Financing II LP, Ser 2016-1A, CI A
2.320%, 03/25/2020 (D)	737	735
Hertz Vehicle Financing II LP, Ser 2017-1A, CI A	760	749
2.960%, 10/25/2021 (D)
Hertz Vehicle Financing II LP, Ser 2018-1A, CI A
3.290%, 02/25/2024 (D)	1,220	1,183
Westlake Automobile Receivables Trust, Ser 2016-3A, CI E
5.690%, 10/16/2023 (D)	495	503

		11,558

Credit Cards — 0.4%
GE Capital Credit Card Master Note Trust, Ser 2012-2, CI A
2.220%, 01/15/2022	1,098	1,097
Synchrony Credit Card Master Note Trust, Ser 2016-1, CI A
2.040%, 03/15/2022	247	247
World Financial Network Credit Card Master Trust, Ser 2018-A, CI A
3.070%, 12/16/2024	1,435	1,424
World Financial Network Credit Card Master Trust, Ser 2018-B, CI M
3.810%, 07/15/2025	715	716

		3,484

Other Asset-Backed Securities — 0.7%
CLUB Credit Trust, Ser 2017-P1, CI A
2.420%, 09/15/2023 (D)	178	177

280	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2015-A, CI A4
1.850%, 04/15/2021		$396	$395
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, CI A
3.390%, 07/15/2025 (D)		549	547
Marlette Funding Trust, Ser 2017-1A, CI A
2.827%, 03/15/2024 (D)		59	59
Marlette Funding Trust, Ser 2017-2A, CI A
2.390%, 07/15/2024 (D)		111	111
Marlette Funding Trust, Ser 2017-3A, CI A
2.360%, 12/15/2024 (D)		143	143
Marlette Funding Trust, Ser 2017-3A, CI B
3.010%, 12/15/2024 (D)		270	268
Marlette Funding Trust, Ser 2018-1A, CI A
2.610%, 03/15/2028 (D)		498	496
Marlette Funding Trust, Ser 2018-3A, CI A
3.200%, 09/15/2028 (D)		940	938
Marlette Funding Trust, Ser 2018-4A, CI A
3.710%,12/15/2028 (D)		470	470
Prosper Marketplace Issuance Trust, Ser 2017-2A,CI B
3.480%, 09/15/2023 (D)		250	250
SoFi Consumer Loan Program LLC, Ser 2016-2A, CI A
3.090%, 10/27/2025 (D)		129	129
SoFi Consumer Loan Program LLC, Ser 2016-3, CI A
3.050%, 12/26/2025 (D)		247	246
SoFi Consumer Loan Program LLC, Ser 2017-2, CI A
3.280%, 02/25/2026 (D)		253	252
SoFi Consumer Loan Program LLC, Ser 2017-5, CI A2
2.780%, 09/25/2026 (D)		730	719
SoFi Consumer Loan Program LLC, Ser 2017-6, CI A2
2.820%, 11/25/2026 (D)		1,090	1,075
Sofi Consumer Loan Program Trust, Ser 2018-3, CI A2
3.670%, 08/25/2027 (D)		495	496

			6,771

Total Asset-Backed Securities (Cost $21,893) ($ Thousands)			21,813

SOVEREIGN DEBT — 2.1%

Argentina POM Politica Monetaria 64.951%, VAR Argentina Central
Bank 7 Day Repo Rate+0.000%, 06/21/2020	ARS	8,100	221
Egypt Government International Bond MTN
6.125%, 01/31/2022 (D)		$251	246

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Treasury Discount Bill
-0.221%, 12/10/2018 (A)(H)	JPY	620,000	$5,460
-0.350%, 02/04/2019 (A)(H)		1,029,000	9,066
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		415,207	3,814
Mexico Government International Bond
3.600%, 01/30/2025		$592	560

Total Sovereign Debt (Cost $19,906) ($Thousands)			19,367

Total Investments in Securities — 117.0% (Cost $1,065,460) ($ Thousands)			$1,075,024

	Shares

COMMON STOCK SOLD SHORT— (13.6)%

Communication Services — (0.1)%
AMC Networks Inc, CI A *		(1,800)	(108)
Gannett Co Inc		(5,500)	(57)
GCI Liberty *		(2,200)	(105)
Liberty Broadband, CI C *		(1,400)	(119)
Liberty Latin America Ltd, CI C *		(2,600)	(48)
Liberty Media -Liberty SiriusXM, CI A *		(1,300)	(52)
Liberty Media -Liberty SiriusXM, CI C *		(2,000)	(80)
Meredith		(1,000)	(57)
New Media Investment Group Inc		(3,500)	(46)
Sirius XM Holdings Inc		(18,500)	(115)
TEGNA Inc		(6,800)	(91)

			(878)

Consumer Discretionary — (9.6)%
Aaron’s Inc		(1,200)	(56)
Acushnet Holdings Corp		(2,200)	(50)
Adient		(9,929)	(235)
Adtalem Global Education *		(1,453)	(84)
Advance Auto Parts Inc		(1,071)	(190)
Amazon.com Inc *		(4,425)	(7,479)
American Axle & Manufacturing Holdings *		(10,443)	(130)
American Eagle Outfitters Inc		(1,500)	(31)
American Outdoor Brands Corp *		(4,200)	(51)
Aramark		(9,158)	(349)
AutoZone Inc *		(391)	(316)
Bed Bath & Beyond Inc		(2,673)	(34)
Belmond Ltd, CI A *		(3,200)	(58)
Best Buy Co lnc		(2,857)	(185)
BJ’s Restaurants Inc		(900)	(49)
Bloomin’ Brands Inc		(3,620)	(71)
Booking Holdings Inc *		(591)	(1,118)
BorgWarner Inc		(19,889)	(787)
Boyd Gaming Corp		(2,119)	(53)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	281

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Bright Horizons Family Solutions Inc *	(2,721)	$(331)
Brinker International Inc	(2,123)	(108)
Brunswick Corp/DE	(5,247)	(278)
Burlington Stores Inc *	(1,116)	(185)
Caesars Entertainment Corp *	(17,357)	(148)
Callaway Golf Co	(5,767)	(99)
Career Education Corp *	(4,100)	(55)
CarMax Inc *	(2,407)	(159)
Carnival Corp, CI A	(13,789)	(831)
Carriage Services Inc, CI A	(2,100)	(36)
Carter’s Inc	(2,366)	(219)
Cavco Industries *	(500)	(82)
CBS Corp, CI B	(5,000)	(271)
Charter Communications Inc, CI A *	(2,500)	(823)
Cheesecake Factory Inc/The	(1,766)	(83)
Chegg Inc *	(5,000)	(140)
Chipotle Mexican Grill Inc, CI A *	(860)	(407)
Choice Hotels International	(1,402)	(109)
Churchill Downs Inc	(518)	(144)
Columbia Sportswear Co	(1,648)	(151)
Comcast Corp, CI A	(68,700)	(2,680)
Cooper Tire & Rubber Co	(4,692)	(160)
Cooper-Standard Holdings Inc *	(1,749)	(128)
Core-Mark Holding Co Inc	(1,400)	(37)
Cracker Barrel Old Country Store Inc	(294)	(53)
Crocs Inc *	(3,400)	(95)
Dana	(12,739)	(185)
Darden Restaurants Inc	(4,584)	(507)
Dave & Buster’s Entertainment	(1,463)	(83)
Deckers Outdoor Corp *	(1,808)	(241)
Delphi Automotive PLC *	(26,903)	(1,934)
Delphi Technologies PLC	(1)	—
Dick’s Sporting Goods Inc	(1,500)	(54)
Dine Brands Global Inc	(800)	(71)
Discovery Inc, CI A *	(2,200)	(68)
Discovery Inc, CI C *	(4,700)	(131)
DISH Network Corp, CI A *	(3,200)	(105)
Dollar General Corp	(3,335)	(370)
Dollar Tree Inc *	(3,373)	(293)
Domino’s Pizza	(1,579)	(438)
Dorman Products Inc *	(1,948)	(171)
DR Horton Inc	(21,623)	(805)
Dunkin’ Brands Group Inc	(2,382)	(176)
Eldorado Resorts *	(2,007)	(88)
Etsy lnc *	(1,300)	(70)
Expedia Group Inc	(1,577)	(191)
Five Below Inc *	(600)	(63)
Foot Locker Inc	(1,420)	(80)
Ford Motor Co	(375,399)	(3,533)
Fossil Group Inc *	(1,771)	(34)
Fox Factory Holding Corp *	(3,578)	(228)
frontdoor Inc *	(1,700)	(40)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Gap Inc/The	(3,496)	$(95)
Garmin Ltd	(6,629)	(442)
Garrett Motion Inc *	(4,400)	(51)
General Motors Co	(129,249)	(4,905)
Gentex	(25,896)	(583)
Gentherm Inc *	(2,954)	(137)
Genuine Parts Co	(2,542)	(264)
G-III Apparel Group *	(2,227)	(89)
Goodyear Tire & Rubber Co/The	(22,098)	(512)
GoPro Inc, CI A *	(8,151)	(41)
Graham Holdings Co, CI B	(89)	(59)
Grand Canyon Education Inc *	(1,655)	(203)
Groupon Inc, CI A *	(11,000)	(34)
GrubHub Inc *	(1,068)	(84)
H&R Block Inc	(5,503)	(149)
Hanesbrands Inc	(21,259)	(338)
Harley-Davidson Inc	(14,943)	(632)
Hasbro Inc	(7,299)	(664)
Helen of Troy Ltd *	(1,688)	(241)
Hilton Grand Vacations Inc *	(3,800)	(122)
Hilton Worldwide Holdings Inc	(9,578)	(724)
Home Depot Inc/The	(16,279)	(2,935)
Houghton Mifflin Harcourt Co *	(7,900)	(79)
Hyatt Hotels Corp, CI A	(2,306)	(164)
Installed Building Products Inc *	(1,522)	(59)
International Game Technology	(3,822)	(66)
Interpublic Group of Cos Inc/The	(5,100)	(120)
iRobot Corp *	(1,553)	(148)
Jack in the Box	(587)	(52)
John Wiley & Sons Inc, CI A	(1,100)	(61)
KB Home	(5,023)	(106)
Kohl’s Corp	(2,761)	(185)
L Brands Inc	(2,933)	(97)
Las Vegas Sands Corp	(13,597)	(747)
Laureate Education Inc, CI A *	(4,000)	(59)
La-Z-Boy, CI Z	(3,609)	(106)
LCI Industries	(2,413)	(187)
Lear Corp	(6,461)	(880)
Leggett & Platt Inc	(7,412)	(287)
Lennar, CI B	(1)	—
Lennar Corp, CI A	(17,535)	(749)
LGI Homes lnc *	(828)	(38)
LKQ Corp *	(5,252)	(146)
Lowe’s Cos Inc	(11,149)	(1,052)
Lululemon Athletica Inc *	(5,631)	(746)
M/l Homes Inc *	(2,200)	(52)
Macy’s lnc	(3,807)	(130)
Malibu Boats Inc, CI A *	(1,000)	(48)
Marriott International Inc/MD, CI A	(10,656)	(1,226)
Marriott Vacations Worldwide Corp	(1,289)	(105)
MasterCraft Boat Holdings Inc *	(1,800)	(47)
Mattel Inc *	(17,887)	(249)

282	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
McDonald’s Corp	(27,499)	$(5,184)
MDC Holdings	(2,859)	(84)
Meritage Homes Corp *	(2,497)	(96)
MGM Resorts International	(17,148)	(462)
Michael Kors Holdings Ltd *	(8,510)	(372)
Modine Manufacturing Co *	(4,672)	(61)
Mohawk Industries Inc *	(3,477)	(445)
Motorcar Parts of America Inc *	(2,300)	(41)
Movado Group Inc	(1,300)	(49)
New York Times Co/The, CI A	(2,100)	(56)
Newell Brands Inc	(27,039)	(633)
News Corp	(4,200)	(56)
News Corp, CI A	(4,700)	(61)
Nexstar Media Group Inc, CI A	(700)	(58)
NIKE Inc, CI B	(73,214)	(5,500)
Nordstrom Inc	(1,346)	(71)
Norwegian Cruise Line Holdings Ltd *	(7,153)	(367)
NVR Inc *	(193)	(473)
Ollie’s Bargain Outlet Holdings Inc *	(900)	(80)
Omnicom Group Inc	(3,300)	(254)
O’Reilly Automotive Inc *	(999)	(346)
Oxford Industries Inc	(1,024)	(82)
Papa John’s International Inc	(1,000)	(48)
Penn National Gaming *	(3,076)	(68)
Planet Fitness Inc, CI A *	(3,263)	(180)
Polaris Industries	(3,314)	(321)
Pool	(350)	(57)
PulteGroup Inc	(15,548)	(412)
PVH Corp	(4,706)	(520)
Qurate Retail *	(4,910)	(109)
Ralph Lauren Corp, CI A	(3,260)	(363)
Red Rock Resorts Inc, CI A	(3,987)	(104)
Roku, CI A *	(2,451)	(100)
Ross Stores Inc	(5,398)	(473)
Royal Caribbean Cruises Ltd	(5,775)	(653)
Scientific Games Corp, CI A *	(1,622)	(32)
SeaWorld Entertainment Inc *	(1,700)	(48)
Service Corp International/US	(7,433)	(343)
ServiceMaster Global Holdings Inc *	(5,484)	(243)
Shake Shack Inc, CI A *	(900)	(50)
Shutterfly Inc *	(700)	(35)
Signet Jewelers	(1,299)	(68)
Six Flags Entertainment	(1,748)	(107)
Skechers U.S.A. Inc, CI A *	(7,167)	(194)
Skyline Champion Corp	(2,200)	(50)
Sonic Corp	(1,300)	(57)
Sotheby’s *	(1,541)	(62)
Stamps.com Inc *	(300)	(51)
Standard Motor Products Inc	(1,605)	(85)
Starbucks Corp	(46,854)	(3,126)
Steven Madden Ltd	(5,661)	(182)
Stoneridge Inc *	(1,522)	(41)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Strategic Education Inc	(1,089)	$(149)
Sturm Ruger & Co Inc	(800)	(43)
Superior Industries International Inc	(3,200)	(24)
Tapestry Inc	(17,718)	(690)
Target Corp	(6,785)	(481)
Taylor Morrison Home Corp, CI A *	(6,467)	(109)
Tempur Sealy International *	(2,489)	(127)
Tenneco Inc, CI A	(4,556)	(154)
Tesla *	(14,168)	(4,966)
Texas Roadhouse Inc, CI A	(2,672)	(176)
Thor Industries	(4,833)	(328)
Tiffany & Co	(1,709)	(156)
TJX Cos Inc/The	(18,150)	(887)
Toll Brothers	(7,658)	(252)
TopBuild *	(1,530)	(78)
Tower International Inc	(773)	(22)
Tractor Supply Co	(2,071)	(197)
TRI Pointe Group Inc *	(7,741)	(97)
Tribune Media Co, CI A	(1,400)	(56)
Tupperware Brands	(2,948)	(112)
Ulta Beauty Inc *	(943)	(281)
Under Armour Inc, CI A *	(9,054)	(216)
Under Armour Inc, CI C *	(9,514)	(212)
Universal Electronics Inc *	(1,000)	(34)
Urban Outfitters Inc *	(1,300)	(50)
Vail Resorts	(1,248)	(348)
VF Corp	(19,691)	(1,601)
Vista Outdoor Inc *	(3,900)	(44)
Visteon *	(2,529)	(187)
Wayfair, CI A *	(624)	(66)
Weight Watchers International Inc *	(1,139)	(57)
Wendy’s	(6,872)	(123)
Whirlpool Corp	(3,708)	(468)
Williams-Sonoma	(1,671)	(95)
Wingstop Inc	(1,100)	(72)
Winnebago Industries Inc	(2,297)	(58)
Wolverine World Wide Inc	(4,926)	(170)
Wyndham Destinations Inc	(3,515)	(146)
Wyndham Hotels & Resorts	(3,505)	(176)
Wynn Resorts Ltd	(3,391)	(371)
Yum China Holdings	(12,996)	(466)
Yum! Brands Inc	(11,407)	(1,052)

		(88,802)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(6,554)	(140)
Amphenol Corp, CI A	(3,699)	(325)
Analog Devices Inc	(3,015)	(277)
Apple Inc	(31,785)	(5,676)
Applied Materials Inc	(7,973)	(297)
Arista Networks Inc *	(656)	(156)
ARRIS International *	(2,976)	(92)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	283

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Arrow Electronics Inc *	(2,198)	$(169)
Avnet Inc	(2,573)	(113)
Broadcom Inc	(3,644)	(865)
CDW Corp/DE	(2,402)	(223)
Ciena Corp *	(2,100)	(69)
Cisco Systems Inc	(42,017)	(2,011)
Cognex	(1,800)	(79)
CommScope Holding *	(2,119)	(38)
Corning Inc	(7,811)	(252)
Cray Inc *	(2,600)	(68)
Cree Inc *	(1,450)	(64)
Cypress Semiconductor Corp	(2,100)	(29)
Dolby Laboratories, CI A	(1,116)	(79)
eBay Inc *	(13,950)	(416)
Electronics For Imaging Inc *	(1,864)	(52)
ePIus Inc *	(832)	(68)
F5 Networks Inc *	(603)	(104)
Finisar Corp *	(2,693)	(63)
First Solar Inc *	(911)	(40)
FLIR Systems Inc	(1,919)	(88)
Hewlett Packard Enterprise Co	(16,564)	(248)
HP Inc	(16,911)	(389)
Infinera Corp *	(3,701)	(16)
Integrated Device Technology Inc *	(850)	(41)
Intel Corp	(40,723)	(2,008)
IPG Photonics Corp *	(131)	(19)
Jabil Inc	(3,178)	(79)
Juniper Networks Inc	(4,266)	(122)
Keysight Technologies Inc *	(2,247)	(139)
KLA-Tencor Corp	(1,498)	(148)
Lam Research Corp	(1,170)	(184)
Littelfuse	(200)	(38)
Marvell Technology Group	(3,564)	(57)
Maxim Integrated Products Inc	(2,354)	(132)
Microchip Technology Inc	(1,953)	(146)
Micron Technology Inc *	(9,479)	(366)
MKS Instruments Inc	(424)	(33)
Monolithic Power Systems	(478)	(63)
Motorola Solutions Inc	(1,829)	(240)
National Instruments Corp	(1,000)	(49)
NCR Corp *	(2,623)	(73)
NetApp Inc	(2,760)	(185)
NETGEAR Inc *	(1,016)	(56)
NVIDIA Corp	(4,652)	(760)
NXP Semiconductors NV	(2,528)	(211)
ON Semiconductor *	(2,277)	(44)
Palo Alto Networks *	(906)	(157)
Pure Storage, CI A *	(1,900)	(36)
Qorvo Inc *	(794)	(52)
QUALCOMM Inc	(13,075)	(762)
Ribbon Communications Inc *	(6,990)	(37)
ScanSource Inc *	(1,816)	(69)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Silicon Laboratories Inc *	(638)	$(56)
Skyworks Solutions Inc	(1,805)	(131)
Stratasys Ltd *	(635)	(14)
SYNNEX Corp	(1,100)	(89)
Tech Data Corp *	(1,211)	(109)
Teradyne Inc	(1,766)	(63)
Texas Instruments Inc	(8,282)	(827)
Trimble *	(3,226)	(123)
Universal Display	(378)	(35)
ViaSat Inc *	(903)	(62)
Western Digital Corp	(2,983)	(135)
Xerox Corp	(4,901)	(132)
Xilinx Inc	(1,804)	(167)
Zebra Technologies Corp, CI A *	(650)	(117)

		(20,872)

Materials — (1.6)%
Air Products & Chemicals Inc	(4,179)	(672)
Albemarle Corp	(1,660)	(160)
Alcoa Corp *	(3,360)	(107)
Allegheny Technologies Inc *	(1,250)	(33)
AptarGroup Inc	(1,110)	(115)
Ashland Global Holdings	(1,049)	(86)
Avery Dennison Corp	(1,632)	(157)
Axalta Coating Systems Ltd *	(2,573)	(64)
Balchem Corp	(1,300)	(113)
Ball Corp	(5,572)	(274)
Bemis Co Inc	(2,500)	(122)
Berry Global Group *	(1,798)	(90)
Cabot Corp	(447)	(22)
Celanese Corp, CI A	(2,471)	(249)
CF Industries Holdings Inc	(4,297)	(181)
Chemours	(2,701)	(77)
Cleveland-Cliffs Inc	(7,508)	(70)
Commercial Metals Co	(3,000)	(58)
Compass Minerals International Inc	(1,175)	(59)
Crown Holdings Inc *	(2,537)	(130)
Domtar Corp	(550)	(24)
DowDuPont Inc	(42,396)	(2,453)
Eagle Materials	(858)	(63)
Eastman Chemical Co	(2,670)	(210)
Ecolab Inc	(6,270)	(1,006)
Ferro *	(2,400)	(46)
FMC Corp	(1,967)	(163)
Freeport-McMoRan Inc, CI B	(23,975)	(286)
Graphic Packaging Holding	(5,548)	(67)
Huntsman Corp	(3,581)	(72)
Ingevity Corp *	(424)	(42)
International Flavors & Fragrances Inc	(1,549)	(219)
International Paper Co	(6,081)	(281)
Kaiser Aluminum Corp	(797)	(78)
Linde PLC	(11,216)	(1,784)

284	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Louisiana-Pacific Corp	(2,974)	$(68)
LyondellBasell Industries NV, CI A	(6,881)	(642)
Martin Marietta Materials Inc	(906)	(173)
Mosaic Co/The	(6,861)	(247)
NewMarket Corp	(200)	(84)
Newmont Mining Corp	(10,033)	(324)
Nucor Corp	(7,067)	(427)
Olin Corp	(2,068)	(45)
Owens-Illinois Inc	(5,120)	(94)
Packaging Corp of America	(1,398)	(137)
Platform Specialty Products *	(4,300)	(51)
PPG Industries Inc	(3,988)	(436)
Reliance Steel & Aluminum Co	(1,302)	(105)
Royal Gold Inc	(1,540)	(113)
RPM International	(2,464)	(162)
Scotts Miracle-Gro, CI A	(900)	(68)
Sealed Air Corp	(2,148)	(78)
Sensient Technologies Corp	(1,900)	(122)
Sherwin-Williams Co/The	(1,580)	(670)
Sonoco Products Co	(3,400)	(196)
Southern Copper Corp	(2,179)	(73)
Steel Dynamics Inc	(3,346)	(118)
Trinseo SA	(932)	(47)
United States Steel Corp	(2,300)	(53)
Valvoline Inc	(3,659)	(77)
Vulcan Materials Co	(1,728)	(183)
Westlake Chemical Corp	(425)	(31)
Westrock Co	(3,594)	(169)
WR Grace & Co	(577)	(37)

		(14,663)

Total Common Stock Sold Short (Proceeds $119,344) ($ Thousands)		(125,215)

Total Investments Sold Short — (13.6)% (Proceeds $119,344) ($ Thousands)		$(125,215)

	Contracts

PURCHASED OPTIONS* ** — 0.0%

Total Purchased Options(I) (Cost $250) ($ Thousands)	484	$211

WRITTEN OPTIONS* ** — 0.0%
Total Written Options(I) (Premiums Received $126) ($ Thousands)	(487)	$(106)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	285

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

A list of the exchange traded option contracts held by the Fund at November 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS** — 0.0%

Put Options
January 2019, Crude Oil Future*	18	$6	$61.00	11/30/18	$14

Call Options
March 2019, Cocoa Future*	26	573	2,300.00	02/16/19	18
March 2019, Corn Future*	50	944	380.00	02/16/19	25
February 2019, Gold Future*	33	4,046	1,300.00	01/19/19	9
April 2019, Natural Gas Future*	208	6,005	4.00	03/16/19	87
January 2019, Soy Bean Future*	89	3,982	950.00	12/22/18	27
March 2019, Wheat Future*	60	1,547	550.00	02/16/19	31

		17,097			197

Total Purchased Options		$17,103			$211

WRITTEN OPTIONS** — 0.0%

Put Options
March 2019, Cocoa Future*	(26)	$(573)	2,000.00	02/16/19	$(7)
January 2019, Crude Oil Future*	(2)	–	55.00	11/30/18	–
February 2019, Natural Gas Future*	(21)	(928)	3.60	01/19/19	(42)

		(1,501)			(49)

Call Options
February 2019, Gold Future*	(33)	(4,046)	1,400.00	01/19/19	(2)
January 2019, Crude Oil Future*	(18)	(1)	61.00	11/30/18	–
April 2019, Natural Gas Future*	(208)	(6,005)	5.00	03/16/19	(40)
January 2019, Soy Bean Future*	(89)	(3,981)	1,000.00	12/22/18	(8)
March 2019, Wheat Future*	(90)	(2,321)	650.00	02/16/19	(7)

		(16,354)			(57)

Total Written Options		$(17,855)			$(106)

286	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Brent Crude**	126	Jan-2019	$ 8,739	$ 7,507	$ (1,232)
Canadian 10-Year Bond	71	Mar-2019	7,076	7,120	49
Coffee**	47	Mar-2019	2,060	1,896	(164)
Coffee**	(64)	Mar-2019	(2,670)	(2,581)	89
Copper**	89	Mar-2019	6,058	6,202	144
Corn**	425	Mar-2019	8,103	8,027	(76)
Cotton No. 2**	23	Mar-2019	899	907	8
Cotton No. 2**	32	Mar-2019	1,270	1,263	(7)
Euro-Bobl	(87)	Mar-2019	(13,020)	(13,024)	(4)
Feeder Cattle**	16	Jan-2019	1,168	1,162	(6)
Feeder Cattle**	17	Mar-2019	1,225	1,214	(11)
Gasoline**	70	Jan-2019	6,049	4,122	(1,927)
Gasoline**	(28)	Jan-2019	(1,734)	(1,649)	85
Gold**	47	Mar-2019	5,732	5,762	30
Gold**	45	Jun-2019	5,552	5,571	19
Japanese 10-Year Bond E-MINI	(33)	Dec-2018	(4,472)	(4,395)	(27)
KC HRW Wheat**	(35)	Jul-2019	(960)	(913)	47
Lean Hogs**	79	Feb-2019	1,919	2,135	216
Live Cattle**	(32)	Mar-2019	(1,540)	(1,542)	(2)
Live Cattle**	73	Mar-2019	3,470	3,519	49
LME Lead**	(90)	Dec-2018	(4,365)	(4,437)	(72)
LME Nickel**	37	Jan-2019	2,828	2,481	(347)
LME Nickel**	(18)	Mar-2019	(1,215)	(1,212)	3
LME Nickel**	(18)	Jan-2019	(1,221)	(1,207)	14
LME Primary Aluminum**	(26)	Jan-2019	(1,290)	(1,268)	22
LME Primary Aluminum**	76	Dec-2018	3,782	3,737	(45)
LME Primary Aluminum**	8	Jan-2019	407	390	(17)
LME Zinc**	33	Dec-2018	2,176	2,141	(35)
LME Zinc**	14	Jun-2019	852	873	21
Long Gilt 10-Year Bond	(46)	Mar-2019	(7,162)	(7,198)	(25)
Low Sulfur Gas Oil**	(53)	Jan-2019	(3,317)	(2,889)	428
MSCI EAFE Index E-MINI	(156)	Dec-2018	(15,232)	(14,167)	1,065
Natural Gas**	46	Mar-2019	1,300	1,328	28
Natural Gas**	347	Dec-2018	12,431	16,004	3,573
NY Harbor ULSD**	86	Dec-2018	8,148	6,608	(1,540)
NY Harbor ULSD**	14	Feb-2019	1,205	1,067	(138)
NYMEX Cocoa**	81	Mar-2019	1,810	1,784	(26)
Palladium**	13	Mar-2019	1,424	1,488	64
Platinum**	69	Apr-2019	2,889	2,777	(112)
Platinum**	37	Jan-2019	1,510	1,480	(30)
S&P 500 Index E-MINI	(209)	Dec-2018	(30,249)	(28,824)	1,425
Silver**	(6)	Mar-2019	(426)	(427)	(1)
Silver**	66	Mar-2019	4,733	4,692	(41)
Soybean**	(8)	Jan-2019	(355)	(358)	(3)
Soybean**	91	Jan-2019	3,968	4,071	103
Soybean Meal**	(117)	Jan-2019	(3,586)	(3,633)	(47)
Soybean Meal**	82	Jan-2019	2,608	2,546	(62)
Soybean Oil**	116	Jan-2019	2,051	1,953	(98)
Soybean Oil**	(12)	Jan-2019	(201)	(202)	(1)
Sugar No. 11**	(21)	Mar-2019	(292)	(302)	(10)
Sugar No. 11**	166	Mar-2019	2,248	2,387	139
U.S. 2-Year Treasury Note	(88)	Apr-2019	(18,561)	(18,567)	(6)
U.S. 5-Year Treasury Note	405	Mar-2019	45,702	45,749	47
U.S. 10-Year Treasury Note	(765)	Mar-2019	(91,034)	(91,382)	(348)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	287

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. Ultra Long Treasury Bond	(42)	Mar-2019	$ (6,434)	$ (6,401)	$ 33
Ultra 10-Year U.S. Treasury Note	22	Mar-2019	2,773	2,783	10
Wheat**	165	Mar-2019	4,161	4,127	(34)
Wheat**	203	Mar-2019	5,253	5,234	(19)
WTI Crude Oil**	(119)	Nov-2019	(8,067)	(6,175)	1,892
WTI Crude Oil**	264	Dec-2018	17,617	13,446	(4,171)
WTI Crude Oil**	42	Jan-2019	2,816	2,146	(670)

			$ (23,391)	$ (25,054)	$ (1,751)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/13/18	USD	1,150	INR	80,035	$(3)
BNP Paribas	12/05/18	MXN	13,450	USD	710	50
BNP Paribas	12/13/18	CNH	11,671	USD	1,686	9
Brown Brothers Harriman	12/03/18 - 12/13/18	JPY	55,034	USD	488	4
Brown Brothers Harriman	01/09/19	EUR	1,814	USD	2,099	37
Brown Brothers Harriman	01/17/19	CHF	468	USD	467	(4)
Brown Brothers Harriman	01/18/19	PLN	4,320	USD	1,169	28
Citigroup	12/03/18 - 12/17/18	JPY	4,135,137	USD	36,611	151
Citigroup	12/13/18	USD	692	JPY	77,709	(6)
Citigroup	12/13/18	USD	1,155	INR	80,581	(1)
Credit Suisse First Boston	12/07/18	USD	1,607	NZD	2,366	19
Credit Suisse First Boston	01/17/19	CHF	709	USD	713	–
Deutsche Bank	12/13/18	USD	964	JPY	107,802	(14)
Goldman Sachs	12/04/18	USD	731	BRL	2,694	(36)
Goldman Sachs	12/07/18	NZD	2,365	USD	1,526	(99)
Goldman Sachs	12/14/18	USD	762	GBP	585	(16)
Goldman Sachs	01/17/19	CHF	717	USD	726	4
JPMorgan Chase Bank	12/11/18	USD	973	TWD	29,879	(2)
JPMorgan Chase Bank	12/14/18	USD	1,724	GBP	1,339	(13)
JPMorgan Chase Bank	12/14/18	GBP	3,184	USD	4,215	150
JPMorgan Chase Bank	01/18/19	USD	1,146	PLN	4,327	(2)
Morgan Stanley	12/07/18	AUD	4,090	USD	2,901	(86)
Morgan Stanley	01/03/19	USD	691	BRL	2,694	3
Morgan Stanley	01/17/19	CAD	1,767	USD	1,332	1
RBS	12/07/18	USD	3,010	AUD	4,185	46
RBS	03/14/19	USD	2,151	TWD	65,502	(6)
Standard Bank	12/11/18	USD	1,551	TWD	47,336	(14)
Standard Bank	12/11/18	TWD	142,649	USD	4,662	27
Standard Bank	12/13/18	USD	1,148	INR	84,446	62
Standard Bank	12/13/18	INR	52,726	USD	707	(49)
Standard Bank	12/13/18	JPY	107,704	USD	954	4
Standard Bank	02/20/19	USD	953	KRW	1,062,040	(2)
UBS	12/13/18	JPY	78,477	USD	693	1

						$243

288	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2018, is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG. Series V1 5 Year	Buy	1.00%	QUARTERLY	12/20/2023	7,310	$(74)	$(130)	$56

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.38%	6-MONTH NOK - NIBOR	Annually	06/22/2020	NOK	449,960	$(72)	$–	$(72)
2.8860%	3-MONTH USD - LIBOR	Semi-Annually	08/22/2022	USD	3,440	13	–	13
2.896%	3-MONTH USD - LIBOR	Semi-Annually	09/10/2023	USD	11,840	(34)	–	(34)
3-MONTH USD - LIBOR	1.9905	Quarterly	04/21/2025	USD	2,040	121	–	121
3-MONTH USD - LIBOR	2.4875%	Quarterly	06/09/2025	USD	1,240	30	–	30
3-MONTH USD - LIBOR	2.293%	Quarterly	08/04/2025	USD	1,833	69	–	69
3-MONTH USD - LIBOR	1.487	Quarterly	10/04/2026	USD	7,010	770	–	770
3-MONTH USD - LIBOR	1.66	Quarterly	11/08/2026	USD	1,040	100	–	100
3-MONTH USD - LIBOR	1.67	Quarterly	11/09/2026	USD	1,230	117	–	117
3-MONTH USD - LIBOR	2.44	Quarterly	04/04/2027	USD	3,640	163	–	163
3-MONTH USD - LIBOR	2.3545	Quarterly	07/12/2027	USD	1,860	87	–	87
3-MONTH USD - LIBOR	2.9195%	Quarterly	03/28/2028	USD	2,810	30	–	30
2.9855%	3-MONTH USD - LIBOR	Semi-Annually	08/31/2028	USD	2,750	1	–	1
6-MONTH NOK - NIBOR	2.18625%	Semi-Annually	08/31/2028	NOK	45,930	7	–	7
3-MONTH USD - LIBOR	2.631%	Quarterly	11/10/2035	USD	1,300	95	–	95

						$1,497	$–	$1,497

A list of the open OTC swap agreements held by the Fund at November 30, 2018 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	(1,125)	$(35)	$(26)	$(9)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	836	(1)	11	(12)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	901	(1)	9	(10)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	3,003	(2)	32	(34)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	763	—	10	(10)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	22	—	—	—
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	63	—	1	(1)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	2,287	(1)	28	(29)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	196	—	2	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,018)	(146)	(114)	(32)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(20)	(3)	(3)	—
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	—
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(108)	(16)	(14)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(53)	(8)	(7)	(1)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(253)	(36)	(34)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(360)	(51)	(47)	(4)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(224)	33	(29)	62
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(257)	(36)	(33)	(3)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(282)	(39)	(31)	(8)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(761)	(109)	(84)	(25)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,255)	(180)	(138)	(42)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(711)	(102)	(80)	(22)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,018)	(146)	(117)	(29)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(711)	(102)	(82)	(20)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	289

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(509)	$(73)	$(60)	$(13)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(355)	(51)	(42)	(9)
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(91)	(13)	(12)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(528)	(76)	(43)	(33)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(31)	(14)	(17)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(81)	(43)	(38)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(25)	(22)	(3)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(4)	(2)	(2)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(23)	(11)	(12)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(112)	(55)	(57)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(129)	(43)	(86)
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(148)	(21)	(23)	2
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(35)	(37)	2
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(552)	(79)	(37)	(42)
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(5)	(5)	—
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(138)	(146)	8
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(24)	(23)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(4)	(3)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(141)	(136)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(2)	(2)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(36)	(43)	7
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(14)	(12)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(14)	(12)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(284)	(41)	(31)	(10)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(107)	(61)	(46)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(24)	(15)	(9)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(2)	(1)	(1)
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(32)	(34)	2
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(4)	(3)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(8)	(6)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(41)	(40)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(638)	(91)	(75)	(16)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(27)	(21)	(6)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(23)	(26)	3
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(26)	(30)	4
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(4)	(3)	(1)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(32)	(30)	(2)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	251	21	18	3
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Quarterly	09/17/2058	265	22	19	3
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	509	43	42	1
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,255	107	90	17
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,018	87	76	11
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,018	87	79	8
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Quarterly	09/17/2058	264	22	19	3
Citibank	Sprint Communications Inc.	Buy	5.00%	Quarterly	06/20/2019	571	(20)	(4)	(16)
Citibank	Sprint Communications Inc.	Buy	5.00%	Quarterly	06/20/2019	499	(18)	(4)	(14)

							$(2,224)	$(1,614)	$(610)

290	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Total Return Swaps**
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Macquarie Bank	Bloomberg Commodity Index	U.S. T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	12/20/2018	USD	(12,870)	$228	$–	$228
Macquarie Bank	Bloomberg Commodity Index 2 Month Forward	U.S. T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	12/20/2018	USD	(968)	10	–	10
Merrill Lynch	Bloomberg Commodity Index 2 Month Forward	U.S. T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	12/20/2018	USD	(12,257)	217	–	217
Merrill Lynch	Bloomberg Commodity Index 2 Month Forward	U.S. T-BILL HIGH DISCOUNT RATE + 13 BPS	INDEX RETURN	Monthly	12/20/2018	USD	(1,578)	16	–	16
Societe Generale	Bloomberg Commodity Index	U.S. T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	12/20/2018	USD	(7,503)	133	–	133
Societe Generale	Bloomberg Commodity Index	U.S. T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	12/20/2018	USD	(1,720)	18	–	18

								$622	–	$622

As of November 30, 2018, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(33,209)	Chase Securities	2.30%	Open Ended	$(33,209)
(4,235)	Chase Securities	2.31%	Open Ended	(4,235)
(36,754)	Chase Securities	2.90%	01/01/2019	(36,754)
(54,868)	HSBC	2.27%	Open Ended	(54,868)
(2,607)	HSBC	2.38%	Open Ended	(2,607)
(14,160)	HSBC	2.45%	01/08/2019	(14,160)
(22,275)	HSBC	2.90%	01/02/2019	(22,275)
(20,150)	JPMorgan Chase	2.38%	12/20/2018	(20,150)
(6,348)	Merrill Lynch	2.37%	01/03/2019	(6,348)
(11,143)	Merrill Lynch	2.40%	01/08/2019	(11,143)
(37,200)	Merrill Lynch	2.48%	01/16/2019	(37,200)

				$(242,949)

Percentages are based on Net Assets of $918,918 ($ Thousands).

*	Non-income producing security.

**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of November 30, 2018.

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral for open reverse repurchase agreements.

(C)	Security, or a portion thereof, has been pledged as collateral for securities sold short.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $53,505 ($ Thousands), representing 5.8% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(H)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(I)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

LP — Limited Partnership

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	291

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Multi-Asset Real Return Fund (Concluded)

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

Ser — Series

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$567,864	$–	$567,864
Common Stock	275,219	–	–	275,219
Corporate Obligations	–	75,563	–	75,563
Mortgage-Backed Securities	–	65,982	–	65,982
U.S. Government Agency Obligations	–	49,216	–	49,216
Asset-Backed Securities	–	21,813	–	21,813
Sovereign Debt	–	19,367	–	19,367

Total Investments in Securities	$275,219	$799,805	$–	$1,075,024

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(125,215)	$–	$–	$(125,215)

Total Securities Sold Short	$(125,215)	$–	$–	$(125,215)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$211	$–	$–	$211
Written Options	(106)	–	–	(106)
Futures Contracts*
Unrealized Appreciation	9,603	–	–	9,603
Unrealized Depreciation	(11,354)	–	–	(11,354)
Forwards Contracts*
Unrealized Appreciation	–	596	–	596
Unrealized Depreciation	–	(353)	–	(353)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	136	–	136
Unrealized Depreciation	–	(746)	–	(746)
Total Return Swaps*
Unrealized Appreciation	–	622	–	622
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	56	–	56
Interest Rate Swaps*
Unrealized Appreciation	–	1,603	–	1,603
Unrealized Depreciation	–	(106)	–	(106)
Reverse Repurchase Agreements	–	(242,949)	–	(242,949)

Total Other Financial Instruments	$(1,646)	$(241,141)	$–	$(242,787)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

292	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

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STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2018 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$1,296,185*	$2,362,600*
Affiliated investments, at value ††	58,864	119,758
Cash pledged as collateral on futures contracts	673	570
Receivable for fund shares sold	1,376	1,895
Dividends and interest receivable	2,854	4,936
Receivable for investment securities sold	2,505	16,425
Receivable for variation margin	66	60
Foreign tax reclaim receivable	29	70
Prepaid expenses	10	39
Total Assets	1,362,562	2,506,353
Liabilities:
Payable upon return on securities loaned	16,439	46,776
Payable for investment securities purchased	4,997	13,103
Payable for fund shares redeemed	3,265	30,392
Payable to custodian	2	218
Payable for variation margin	2	–
Investment advisory fees payable	185	338
Trustees fees payable	7	15
CCO fees payable	1	2
Accrued expense payable	34	87
Total Liabilities	24,932	90,931
Net Assets	$1,337,630	$2,415,422
† Cost of investments	$1,088,682	$2,049,501
†† Cost of affiliated investments	58,862	119,758
* Includes market value of securities on loan	13,195	45,000
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$854,509	$1,579,255
Total distributable earnings (loss)	483,121	836,167
Net Assets	$1,337,630	$2,415,422
Net Asset Value, Offering and Redemption Price Per Share — Class A	$19.20	$13.69
	($1,337,629,774 ÷ 69,663,865 shares)	($2,415,422,159 ÷ 176,430,490 shares)
Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

294	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$1,792,237*	$3,901,007*	$926,470*	$308,934*	$383,500*	$1,314,104*	$599,220
47,569	148,099	128,904	43,842	73,557	194,200	4,021
–	–	–	71	11	102	218
262	4,165	1,842	23	436	652	53,289
3,672	8,437	848	326	343	1,440	1,046
–	35,169	8,961	1,119	2,190	4,259	4,237
88	534	128	6	2	13	28
4	43	–	–	–	1	2
23	49	12	4	5	18	3
1,843,855	4,097,503	1,067,165	354,325	460,044	1,514,789	662,064

29,332	39,510	108,047	32,051	61,466	145,622	–
–	7,336	784	1,722	2,036	4,757	46,412
5,383	38,359	14,879	1,949	6	10,108	1,401
–	11,021	198	130	–	4	1,563
–	–	–	–	–	–	–
15	33	23	110	140	445	–
10	22	5	2	2	8	3
2	3	1	–	–	1	–
360	435	179	12	15	43	8
35,102	96,719	124,116	35,976	63,665	160,988	49,387
$1,808,753	$4,000,784	$943,049	$318,349	$396,379	$1,353,801	$612,677
$711,959	$2,733,949	$742,355	$276,474	$363,583	$1,184,329	$602,766
47,216	148,101	128,487	43,840	73,551	194,191	4,021
28,336	39,965	106,317	31,187	59,455	129,991	–

$456,734	$2,765,441	$729,517	$228,796	$314,400	$1,007,626	$618,303
1,352,019	1,235,343	213,532	89,553	81,979	346,175	(5,626)
$1,808,753	$4,000,784	$943,049	$318,349	$396,379	$1,353,801	$612,677
$203.30	$15.20	$15.31	$17.87	$12.68	$13.04	$10.25
($1,808,753,234 ÷ 8,897,178 shares)	($4,000,783,830 ÷ 263,145,354 shares)	($943,048,783 ÷ 61,606,966 shares)	($318,349,247 ÷ 17,816,556 shares)	($396,379,359 ÷ 31,249,117 shares)	($1,353,801,442 ÷ 103,839,610 shares)	($612,676,522 ÷ 59,752,742 shares)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	295

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2018 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Assets:
Investments, at value †	$1,286,162	$2,257,771
Affiliated investments, at value ††	44,745	20,357
Repurchase agreements †	–	–
Cash and cash equivalents	–	12,884
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	1,290	764
Foreign currency, at value †††	1,387	3,416
Receivable for fund shares sold	302	816
Dividends and interest receivable	3,691	6,136
Receivable for investment securities sold	147	107
Receivable for variation margin	134	50
Foreign tax reclaim receivable	1	2,505
Unrealized gain on forward foreign currency contracts	–	633
Unrealized gain on foreign spot currency contracts	–	–
Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Prepaid expenses	15	27
Total Assets	1,337,874	2,305,466
Liabilities:
Payable upon return on securities loaned	–	–
Payable for fund shares redeemed	13,618	19,290
Payable to custodian	7	–
Payable for variation margin	1	20
Payable for investment securities purchased	–	–
Income distribution payable	–	–
Options written, at value †††††	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	570
Investment advisory fees payable	196	415
Trustees fees payable	7	13
CCO fees payable	1	2
Unfunded bank loans	–	–
Accrued expense payable	39	80
Accrued foreign capital gains tax on appreciated securities	–	–
Total Liabilities	13,869	20,390
Net Assets	$1,324,005	$2,285,076
† Cost of investments	$1,068,386	$2,099,737
†† Cost of affiliated investments	44,745	20,357
††† Cost of foreign currency	1,406	3,416
†††† Cost (Premiums received)	–	–
††††† Cost (Premiums received)	–	–
* Includes market value of securities on loan	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$938,399	$1,981,288
Total distributable earnings (loss)	385,606	303,899
Net Assets	$1,324,005	$2,285,187
Net Asset Value, Offering and Redemption Price Per Share — Class A	$15.15	$12.39
	($1,324,005,236 ÷	($2,285,076,174 ÷
	87,364,749 shares)	184,370,809 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

296	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund

$7,207,368*		$ 97,322		$ 1,073,013		$ 915,147		$ 1,555,117		$ 6,781,714		$ 2,659,168
647,562		2,723		11,189		10,757		88,948		213,863		96,486
–		–		–		–		200		90,000		–
224,449		1,194		23,429		22,463		–		–		12,186
–		–		–		–		–		5,603		1,955
16,218		166		9,789		598		136		3,490		–
19,846		359		3,636		1,769		1,755		–		15
25,798		–		54		1,845		49		16,994		2,155
10,702		105		2,872		413		4,502		36,315		38,996
35,267		564		3,130		2,369		8,813		347,599		39,752
406		5		463		–		2		803		–
10,861		181		632		49		–		9		122
750		–		1,125		–		–		476		–
17		–		84		3		–		–		–
–		–		–		–		–		–		871
–		–		242		–		–		1,251		–
95		1		19		12		21		55		25
8,199,339		102,620		1,129,677		955,425		1,659,543		7,498,172		2,851,731

373,840		–		–		–		–		–		–
25,598		29		202		5,122		3,289		16,751		14,514
–		–		–		–		18,763		15,051		–
1,081		12		666		30		9		1,101		27
9,889		185		3,116		3,992		52,090		863,542		40,590
–		–		–		–		–		358		291
–		–		–		–		–		1,124		–
38		1		109		6		–		–		–
–		–		1,072		–		–		397		–
1,864		20		250		432		289		515		628
43		1		6		5		9		35		15
7		–		1		1		1		6		2
–		–		–		–		4		–		–
444		12		91		173		53		148		71
223		–		45		1,001		–		–		–
413,027		260		5,558		10,762		74,507		899,028		56,138
$7,786,312		$ 102,360		$ 1,124,119		$ 944,663		$ 1,585,036		$ 6,599,144		$ 2,795,593
$6,570,122		$ 93,406		$ 1,118,362		$ 874,925		$ 1,562,510		$ 6,980,161		$ 2,754,672
647,519		2,723		11,189		10,757		88,948		213,863		96,486
19,810		358		3,647		1,781		1,797		–		15
–		–		–		–		–		–		47
–		–		301		–		–		503		–
354,580		–		–		–		–		–		–

$6,909,006		$ 97,432		$ 1,076,894		$ 841,588		$ 1,622,080		$ 6,886,692		$ 3,020,085
877,306		4,928		47,225		103,075		(37,044)		(287,548)		(224,492)
$7,786,312		$ 102,360		$ 1,124,119		$ 944,663		$ 1,585,036		$ 6,599,144		$ 2,795,593
$12.40		$10.41		$10.60		$9.77		$8.16		$9.83		$8.59
($7,786,312,003 ÷ 627,815,859 shares	)	($102,359,983 ÷ 9,837,529 shares	)	($1,124,118,535 ÷ 106,055,096 shares	)	($944,662,900 ÷ 96,738,329 shares	)	($1,585,036,026 ÷ 194,211,528 shares	)	($6,599,144,290 ÷ 671,592,081 shares	)	($2,795,593,394 ÷ 325,573,372 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	297

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2018 (Unaudited)

	Long Duration Fund		Long Duration Credit Fund
Assets:
Investments, at value †	$ 1,737,253		$ 3,761,766
Affiliated investments, at value ††	20,903		66,513
Repurchase agreements †	–		–
Cash and cash equivalents	–		–
Cash pledged as collateral on swap contracts	–		–
Cash pledged as collateral on futures contracts	–		–
Cash pledged as collateral on forward foreign currency contracts	–		–
Receivable for fund shares sold	9,143		1,374
Dividends and interest receivable	17,536		44,047
Receivable for investment securities sold	16,134		34,576
Receivable for variation margin	201		364
Foreign tax reclaim receivable	1		317
Unrealized gain on forward foreign currency contracts	–		–
Unrealized gain on foreign spot currency contracts	–		–
Swap contracts, at value ††††	–		–
Options purchased, at value †††††	–		–
Swaptions purchased, at value †††††	–		–
Prepaid expenses	21		44
Total Assets	1,801,192		3,909,001
Liabilities:
Payable for fund shares redeemed	29,898		22,396
Payable for investment securities purchased	18,149		48,831
Payable to custodian	3,388		10,426
Payable for variation margin	95		460
Payable for securities sold short@	–		–
Income distribution payable	–		65
Swap contracts, at value ††††	–		–
Options written, at value †††††	–		–
Reverse repurchase agreements	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	191		411
Trustees fees payable	10		20
CCO fees payable	2		3
Accrued expense payable	52		100
Total Liabilities	51,785		82,712
Net Assets	$ 1,749,407		$ 3,826,289
† Cost of investments	$ 1,784,769		$ 4,008,665
†† Cost of affiliated investments	20,903		66,513
†††† Cost (Premiums received)	–		–
††††† Cost (Premiums received)	–		–
@Proceeds from securities sold short	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$ 1,834,732		$ 4,118,746
Total distributable earnings (loss)	(85,325)		(292,457)
Net Assets	$ 1,749,407		$ 3,826,289
Net Asset Value, Offering and Redemption Price Per Share — Class A	$7.70		$9.35
	($1,749,407,002 ÷ 227,135,378 shares	)	($3,826,288,859 ÷ 409,276,853 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

298	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Ultra Short Duration Bond Fund	Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$ 446,874	$ 2,105,121		$ 250,089		$ 1,503,215		$ 2,847,093		$ 2,406,037		$ 1,075,024
657	–		–		12,318		99,994		–		–
12,600	–		–		–		–		–		–
48	35,834		4,078		–		95		29,236		139,390
–	–		–		–		–		1,039		804
21	–		–		–		–		–		3,893
–	5,628		–		–		–		–		390
2,487	2,357		10,720		4,755		3,296		1,120		3,373
1,503	40,784		361		6,860		23,206		4,873		2,548
936	53,923		–		29,258		25,496		1,126		65,062
1	201		–		8		–		122		1,745
2	–		–		6		–		48		22
–	35,599		–		–		–		6,143		596
–	149		–		–		–		–		–
–	2,115		–		–		–		22,417		1,044
–	–		–		–		–		–		211
–	–		–		–		–		7,362		–
5	25		2		16		30		28		11
465,134	2,281,736		265,250		1,556,436		2,999,210		2,479,551		1,294,113

24	10,240		3		4,401		50,224		6,537		1,061
1,841	36,788		–		35,039		32,227		4,322		–
–	–		–		1,008		–		–		–
6	347		–		–		–		–		2,161
–	–		–		–		–		–		125,215
8	–		–		30		125		–		–
–	4,302		–		–		–		12,066		2,646
–	–		–		–		–		–		106
–	–		–		–		–		–		242,949
–	18		–		–		–		–		38
–	33,439		–		–		–		866		353
38	689		–		112		315		120		128
2	11		1		8		15		13		5
–	2		–		1		2		2		1
13	181		4		40		65		51		532
1,932	86,017		8		40,639		82,973		23,977		375,195
$ 463,202	$ 2,195,719		$ 265,242		$ 1,515,797		$ 2,916,237		$ 2,455,574		$ 918,918
$ 460,898	$ 2,306,726		$ 254,938		$ 1,512,819		$ 2,951,164		$ 1,385,689		$ 1,065,460
657	–		–		12,318		99,994		–		–
–	149		–		–		–		–		(1,614)
–	–		–		–		–		6,951		124
–	–		–		–		–		–		119,344

$ 469,188	$ 2,510,592		$ 275,841		$ 1,537,968		$ 3,056,674		$ 1,432,230		$ 1,012,554
(5,986)	(314,873)		(10,599)		(22,171)		(140,437)		1,023,344		(93,636)
$ 463,202	$ 2,195,719		$ 265,242		$ 1,515,797		$ 2,916,237		$ 2,455,574		$ 918,918
$9.94	$9.08		$9.35		$9.83		$9.51		$20.11		$8.03
($463,202,298 ÷ 46,599,309 shares)	($2,195,719,113 ÷ 241,902,134 shares	)	($265,241,876 ÷ 28,367,233 shares	)	($1,515,797,471 ÷ 154,198,530 shares	)	($2,916,236,727 ÷ 306,728,582 shares	)	($2,455,574,299 ÷ 122,102,698 shares	)	($918,918,403 ÷ 114,425,500 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	299

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2018 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$13,225	$26,645
Income from affiliated investments(1)	404	709
Interest income	–	2
Security lending income — net(1)(2)	34	38
Less: foreign taxes withheld	(37)	(46)
Total Investment Income	13,626	27,348
Expenses:
Investment advisory fees	2,800	5,709
Administration fees	350	714
Trustees’ fees	14	30
Chief compliance officer fees	3	7
Custodian/wire agent fees	29	64
Professional fees	25	53
Registration fees	12	24
Printing fees	6	14
Other expenses	43	89
Total Expenses	3,282	6,704
Less:
Waiver of investment advisory fees	(1,563)	(3,282)
Waiver of administration fees	(350)	(714)
Fees paid indirectly(1)	–	(1)
Net Expenses	1,369	2,707
Net Investment Income	12,257	24,641
Net Realized Gain (Loss) on:
Investments	92,422	195,752
Futures contracts	(657)	(6,076)
Foreign currency transactions	–	(27)
Foreign forward currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(72,686)	(160,817)
Affiliated investments	(1)	–
Futures contracts	414	(24)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(1)
Foreign forward currency contracts	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,749	$53,448

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

300	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$21,997	$47,975	$8,235	$2,155	$2,146	$10,805	$3,995
170	880	191	110	131	461	46
177	50	–	–	–	–	–
66	74	420	63	201	200	–
(4)	(5)	(6)	(1)	(4)	(9)	–
22,406	48,974	8,840	2,327	2,474	11,457	4,041

500	641	611	1,147	1,466	4,954	487
500	1,068	255	88	113	381	97
21	44	11	4	5	16	3
5	10	2	1	1	4	1
42	90	21	8	9	33	9
36	77	18	7	8	28	6
15	31	7	3	3	12	6
9	21	5	1	2	7	2
160	666	85	12	15	48	8
1,288	2,648	1,015	1,271	1,622	5,483	619

(400)	(427)	(459)	(406)	(541)	(1,905)	(487)
(500)	(1,068)	(255)	(88)	(113)	(381)	(97)
–	–	–	(4)	(1)	(3)	–
388	1,153	301	773	967	3,194	35
22,018	47,821	8,539	1,554	1,507	8,263	4,006

114,558	78,320	23,151	23,856	30,189	106,798	(4,016)
1,141	5,097	509	(185)	681	(2,272)	151
–	–	–	–	–	–	–
–	–	–	–	–	–	–

(83,085)	4,405	(61,168)	(40,048)	(48,874)	(167,117)	(5,515)
(102)	(4)	(259)	–	2	4	–
(665)	(3,082)	(1,576)	(12)	2	91	(37)

–	–	–	–	–	–	–
–	–	–	–	–	–	–
$53,865	$132,557	$(30,804)	$(14,835)	$(16,493)	$(54,233)	$(5,411)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	301

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2018

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$17,322	$31,568	$85,642
Income from affiliated investments(1)	323	392	1,726
Interest income	–	76	4,087
Security lending income — net(1)(2)	–	–	1,488
Less: foreign taxes withheld	(146)	(1,315)	(7,546)
Total Investment Income	17,499	30,721	85,397
Expenses:
Investment advisory fees	4,422	7,598	22,703
Administration fees	340	584	2,064
Trustees’ fees	14	24	86
Chief compliance officer fees	3	6	20
Custodian/wire agent fees	28	78	416
Professional fees	24	41	149
Registration fees	10	19	61
Printing fees	6	11	40
Overdraft fees	–	1	17
Other expenses	40	66	245
Total Expenses	4,887	8,428	25,801
Less:
Waiver of investment advisory fees	(3,208)	(5,027)	(10,942)
Waiver of administration fees	(340)	(584)	(2,064)
Fees paid indirectly(1)	–	–	(28)
Net Expenses	1,339	2,817	12,767
Net Investment Income	16,160	27,904	72,630
Net Realized Gain (Loss) on:
Investments	31,369	20,594	(109,774)
Futures contracts	2,175	(420)	3,353
Foreign currency transactions	(22)	(332)	(2,653)
Foreign forward currency contracts	–	20,230	3,342
Purchased and written options	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	40,958	(3,408)	(807,346)
Affiliated investments	–	–	14
Futures contracts	(168)	438	(15,813)
Purchased and written options	–	–	–
Swap contracts	–	–	–
Foreign capital gains tax on appreciated securities	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(17)	(5)	(193)
Foreign forward currency contracts	–	(111)	(1,030)
Net Increase (Decrease) in Net Assets Resulting from Operations	$90,455	$64,890	$(858,500)

(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Income is from the investment of collateral in affiliated securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

302	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$1,157	$14,193	$14,931	$13	$–	$674
28	154	84	453	1,829	1,163
11	–	–	36,837	106,524	90,362
–	–	–	–	–	–
(102)	(1,034)	(1,383)	–	–	(20)
1,094	13,313	13,632	37,303	108,353	92,179

355	3,329	5,324	3,954	9,829	7,100
27	303	254	439	1,581	728
1	13	11	19	68	30
–	3	2	4	15	7
33	135	401	39	136	61
2	22	19	32	117	52
1	20	9	15	54	21
–	5	4	8	32	14
–	–	35	–	–	–
8	36	33	56	189	85
427	3,866	6,092	4,566	12,021	8,098

(223)	(1,736)	(2,485)	(2,021)	(6,553)	(3,168)
(27)	(303)	(254)	(439)	(1,581)	(728)
–	–	–	–	–	–
177	1,827	3,353	2,106	3,887	4,202
917	11,486	10,279	35,197	104,466	87,977

(646)	34,564	(23,549)	(1,262)	(53,290)	(8,106)
(227)	630	(825)	40	(3,771)	–
(25)	1,018	(195)	3	(1,085)	(3)
(11)	2,628	(93)	–	2,485	–
–	(4,624)	–	–	2,878	–
–	–	–	–	5,615	476

(10,616)	(120,755)	(128,188)	(12,810)	(73,199)	(66,504)
–	–	–	–	–	–
13	(947)	297	243	(1,628)	–
–	358	–	–	(1,655)	–
–	–	–	–	(3,276)	664
–	–	46	–	–	–

1	(121)	(5)	(44)	(37)	–
–	1,253	–	–	(1,302)	–

$(10,594)	$(74,510)	$(142,233)	$21,367	$(23,799)	$14,504

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	303

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2018 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$–	$–	$–
Income from affiliated investments(1)	207	421	27
Interest income	40,383	82,121	6,297
Less: foreign taxes withheld	(6)	–	–
Total Investment Income	40,584	82,542	6,324
Expenses:
Investment advisory fees	2,902	5,893	353
Administration fees	484	982	118
Trustees’ fees	20	40	5
Chief compliance officer fees	5	9	1
Custodian/wire agent fees	40	80	10
Professional fees	34	69	8
Registration fees	14	30	3
Printing fees	9	19	2
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Overdraft fees	–	–	–
Other expenses	57	112	16
Total Expenses	3,565	7,234	516
Less:
Waiver of investment advisory fees	(1,644)	(3,339)	(118)
Waiver of administration fees	(484)	(982)	(118)
Net Expenses	1,437	2,913	280
Net Investment Income	39,147	79,629	6,044
Net Realized Gain (Loss) on:
Investments	(19,286)	(36,829)	(40)
Securities sold short	–	–	–
Futures contracts	(2,806)	(3,363)	(35)
Foreign currency transactions	–	–	–
Foreign forward currency contracts	–	–	–
Purchased and written options	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(89,828)	(195,921)	(1,120)
Securities sold short	–	–	–
Futures contracts	(301)	1,637	15
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Foreign forward currency contracts	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$(73,074)	$(154,847)	$4,864

(1) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

304	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$ –	$–	$–	$–	$24,207	$2,637
–	–	225	707	–	–
74,442	2,904	18,517	45,896	184	13,403
–	–	–	–	(272)	–
74,442	2,904	18,742	46,603	24,119	16,040

9,453	254	1,826	3,479	7,585	2,560
556	58	365	696	632	233
23	2	15	28	26	10
5	1	3	6	6	2
320	1	31	55	21	15
40	4	25	48	45	17
18	1	10	27	18	8
10	1	7	13	12	4
–	–	–	–	–	2,069
–	–	–	–	–	1,308
31	4	–	–	–	6
67	8	46	75	84	28
10,523	334	2,328	4,427	8,429	6,260

(5,227)	(246)	(1,169)	(1,670)	(6,826)	(1,761)
(556)	(58)	(365)	(696)	(632)	(233)
4,740	30	794	2,061	971	4,266
69,702	2,874	17,948	44,542	23,148	11,774

(105,858)	(506)	(4,575)	(15,372)	46,160	(1,550)
–	–	–	–	–	(6,142)
(3,200)	–	(258)	–	(14,529)	(15,578)
(5,146)	–	–	–	(4)	(1,094)
(5,862)	–	–	–	(7,033)	1,960
–	–	–	–	–	(311)
1,830	–	–	–	(38,272)	(284)

(72,726)	(3,112)	(1,128)	(54,864)	5,536	(744)
–	–	–	–	–	10,341
2,474	–	(204)	–	(5,478)	(1,695)
–	–	–	–	–	(19)
–	–	–	–	411	–
(770)	–	–	–	20,256	(128)

1,805	–	–	–	–	6
6,206	–	–	–	5,962	(375)

$ (111,545)	$(744)	$11,783	$(25,694)	$36,157	$(3,839)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	305

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2018 (Unaudited) and the year ended May 31,

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18
Operations:
Net investment income	$12,257	$28,091	$24,641	$57,907
Net realized gain from investments, securities sold short, futures contracts, options, swaptions and swap contracts	91,765	276,007	189,676	505,500
Net realized (loss) on foreign currency transactions and forward currency contracts	–	–	(27)	(9)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(72,273)	(36,891)	(160,841)	(159,344)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	–	–	(1)	7
Net Increase (Decrease) in Net Assets Resulting from Operations	31,749	267,207	53,448	404,061
Distributions:(1)
Class A	(11,580)	(346,687)	(17,040)	(444,736)
Total Distributions	(11,580)	(346,687)	(17,040)	(444,736)
Capital Share Transactions:(2)
Class A:
Proceeds from shares issued	103,478	107,316	89,974	391,718
Reinvestment of dividends & distributions	11,118	339,323	16,660	436,426
Cost of shares redeemed	(165,527)	(1,018,049)	(761,577)	(1,469,243)
Net Increase (Decrease) from Class A Transactions	(50,931)	(571,410)	(654,943)	(641,099)
Net Increase (Decrease) in Net Assets	(30,762)	(650,890)	(618,535)	(681,774)
Net Assets
Beginning of Period	1,368,392	2,019,282	3,033,957	3,715,731
End of Period(3)	$1,337,630	$1,368,392	$2,415,422	$3,033,957

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)	See Note 7 in Notes to Financial Statements for additional information.
(3)

Includes undistributed net investment income of $3,608, $67, $6,255, $14,031, $827, $58 and $521, as of year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

306	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18

$22,018	$42,052	$47,821	$82,731	$8,539	$11,707	$1,554	$3,108	$1,507	$2,704

115,699	208,420	83,417	32,282	23,660	29,731	23,671	57,357	30,870	61,127

–	–	–	–	–	–	–	–	–	–

(83,852)	63,556	1,319	452,131	(63,003)	116,742	(40,060)	8,573	(48,870)	19,733

–	–	–	–	–	–	–	–	–	–

53,865	314,028	132,557	567,144	(30,804)	158,180	(14,835)	69,038	(16,493)	83,564

(21,078)	(99,808)	(46,472)	(110,128)	(7,038)	(46,160)	(1,089)	(45,901)	(1,159)	(55,135)
(21,078)	(99,808)	(46,472)	(110,128)	(7,038)	(46,160)	(1,089)	(45,901)	(1,159)	(55,135)

130,357	229,333	241,443	1,186,354	85,212	376,268	23,398	24,598	19,846	66,868
20,474	97,838	44,986	107,277	6,839	44,799	1,058	43,312	1,107	53,505
(364,482)	(905,943)	(629,902)	(1,593,338)	(107,295)	(454,859)	(65,790)	(228,968)	(49,207)	(169,247)
(213,651)	(578,772)	(343,473)	(299,707)	(15,244)	(33,792)	(41,334)	(161,058)	(28,254)	(48,874)
(180,864)	(364,552)	(257,388)	157,309	(53,086)	78,228	(57,258)	(137,921)	(45,906)	(20,445)

1,989,617	2,354,169	4,258,172	4,100,863	996,135	917,907	375,607	513,528	442,285	462,730
$1,808,753	$1,989,617	$4,000,784	$4,258,172	$943,049	$996,135	$318,349	$375,607	$396,379	$442,285

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	307

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2018 (Unaudited) and the year ended May 31,

	Small/Mid Cap Equity Fund		U.S.Equity Factor Allocation Fund
	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	04/26/18 to 05/31/18(1)
Operations:
Net investment income	$8,263	$13,157	$4,006	$352
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	104,526	223,643	(3,865)	(138)
Net realized gain (loss) on foreign currency transactions and forward currency contracts	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(167,022)	22,750	(5,552)	2,032
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	–	–	–	–
Net change in foreign capital gains tax on appreciated securities	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,233)	259,550	(5,411)	2,246
Distributions:(3)
Class A	(6,706)	(196,880)	(2,461)	–
Total Distributions	(6,706)	(196,880)	(2,461)	–
Capital Share Transactions:(4)
Class A:
Proceeds from shares issued	79,945	302,677	382,074	255,129
Reinvestment of dividends & distributions	6,600	194,600	2,224	–
Cost of shares redeemed	(268,633)	(693,352)	(19,299)	(1,825)
Net Increase (Decrease) from Class A Transactions	(182,088)	(196,075)	364,999	253,304
Net Increase (Decrease) in Net Assets	(243,027)	(133,405)	357,127	255,550
Net Assets
Beginning of Period	1,596,828	1,730,233	255,550	–
End of Period(5)	$1,353,801	$1,596,828	$612,677	$255,550

(1)	The Fund commenced operations on April 26, 2018.
(2)	The Fund commenced operations on June 30, 2017.
(3)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(4)	See Note 7 in Notes to Financial Statements for additional information.
(5)

Includes undistributed net investment income of $628, $352, $4,238, $23,211, $88,743, $1,162 and $19,002, as of year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

308	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/30/17 to 05/31/18(2)

$16,160	$33,891	$27,904	$51,745	$72,630	$172,873	$917	$1,973	$11,486	$18,630

33,544	180,409	20,174	84,369	(106,421)	394,438	(873)	8,572	30,570	41,667

(22)	(12)	19,898	(1,470)	689	(1,148)	(36)	(8)	3,646	8,281

40,790	(95,035)	(2,970)	(9,860)	(823,145)	338,807	(10,603)	923	(121,344)	73,422

(17)	(4)	(116)	456	(1,223)	1,697	1	(6)	1,132	(1,152)
–	–	–	–	–	220	–	–	–	(45)
90,455	119,249	64,890	125,240	(857,470)	906,887	(10,594)	11,454	(74,510)	140,803

(15,224)	(158,679)	–	(86,400)	–	(195,406)	–	(2,086)	–	(19,068)
(15,224)	(158,679)	–	(86,400)	–	(195,406)	–	(2,086)	–	(19,068)

135,612	407,942	191,423	906,158	683,590	2,080,909	5,267	25,363	10,698	1,193,344
15,113	157,061	–	84,760	–	190,649	–	1,187	–	19,068
(189,398)	(719,207)	(228,015)	(406,663)	(598,831)	(2,598,370)	(3,895)	(29,762)	(51,164)	(95,052)
(38,673)	(154,204)	(36,592)	584,255	84,759	(326,812)	1,372	(3,212)	(40,466)	1,117,360
36,558	(193,634)	28,298	623,095	(772,711)	384,669	(9,222)	6,156	(114,976)	1,239,095

1,287,447	1,481,081	2,256,778	1,633,683	8,559,023	8,174,354	111,582	105,426	1,239,095	–
$1,324,005	$1,287,447	$2,285,076	$2,256,778	$7,786,312	$8,559,023	$102,360	$111,582	$1,124,119	$1,239,095

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	309

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2018 (Unaudited) and the year ended May 31,

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18
Operations:
Net investment income	$10,279	$20,544	$35,197	$69,476	$104,466	$163,605
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	(24,374)	107,174	(1,222)	3,126	(48,568)	(46,348)
Net realized gain (loss) on foreign currency transactions and forward currency contracts	(288)	(491)	3	–	1,400	339
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(127,891)	19,716	(12,567)	(1,166)	(79,758)	(114,057)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	(5)	(60)	(44)	–	(1,339)	2,023
Net change in foreign capital gains tax on appreciated securities	46	(498)	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(142,233)	146,385	21,367	71,436	(23,799)	5,562
Distributions:(1)
Class A	–	(32,051)	(35,761)	(84,466)	(109,451)	(179,674)
Total Distributions	–	(32,051)	(35,761)	(84,466)	(109,451)	(179,674)
Capital Share Transactions:(2)
Class A:
Proceeds from shares issued	71,610	208,494	71,433	387,626	826,359	2,166,403
Reinvestment of dividends & distributions	–	30,439	34,976	82,737	107,192	175,856
Cost of shares redeemed	(79,008)	(509,438)	(357,568)	(810,773)	(787,491)	(1,353,118)
Net Increase (Decrease) from Class A Transactions	(7,398)	(270,505)	(251,159)	(340,410)	146,060	989,141
Net Increase (Decrease) in Net Assets	(149,631)	(156,171)	(265,553)	(353,440)	12,810	815,029
Net Assets
Beginning of Period	1,094,294	1,250,465	1,850,589	2,204,029	6,586,334	5,771,305
End of Period(3)	$944,663	$1,094,294	$1,585,036	$1,850,589	$6,599,144	$6,586,334

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)	See Note 7 in Notes to Financial Statements for additional information.
(3)

Includes undistributed (distributions in excess of) net investment income of $8,255, $12,941, $(2,762), $8,299, $(1,777), $(1,101) and $(6), as of year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

310	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18

$87,977	$186,261	$39,147	$76,901	$79,629	$145,142	$6,044	$9,627

(7,630)	23,484	(22,092)	39,664	(40,192)	33,449	(75)	(17)

(3)	(3)	–	–	–	–	–	–

(65,840)	(103,601)	(90,129)	(92,907)	(194,284)	(158,731)	(1,105)	(1,537)

–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–

14,504	106,141	(73,074)	23,658	(154,847)	19,860	4,864	8,073

(88,130)	(210,047)	(39,148)	(89,911)	(79,645)	(172,957)	(6,127)	(9,823)
(88,130)	(210,047)	(39,148)	(89,911)	(79,645)	(172,957)	(6,127)	(9,823)

143,331	485,626	275,130	725,969	331,184	830,350	119,896	268,801

86,053	205,365	37,184	84,579	79,577	172,866	6,080	9,685
(263,664)	(624,402)	(416,102)	(939,164)	(206,689)	(605,516)	(144,408)	(280,586)

(34,280)	66,589	(103,788)	(128,616)	204,072	397,700	(18,432)	(2,100)
(107,906)	(37,317)	(216,010)	(194,869)	(30,420)	244,603	(19,695)	(3,850)

2,903,499	2,940,816	1,965,417	2,160,286	3,856,709	3,612,106	482,897	486,747
$2,795,593	$2,903,499	$1,749,407	$1,965,417	$3,826,289	$3,856,709	$463,202	$482,897

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	311

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2018 (Unaudited) and the year ended May 31,

	Emerging Markets Debt Fund		Real Return Fund
	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18
Operations:
Net investment income	$69,702	$137,454	$2,874	$3,939
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	(107,228)	24,132	(506)	(573)
Net realized gain (loss) on foreign currency transactions and forward currency contracts	(11,008)	(9,879)	–	–
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(71,022)	(117,805)	(3,112)	(2,440)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	8,011	(9,939)	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,545)	23,963	(744)	926
Distributions:(1)
Class A	(26,260)	(148,794)	(3,455)	(3,375)
Total Distributions	(26,260)	(148,794)	(3,455)	(3,375)
Capital Share Transactions:(2)
Class A:
Proceeds from shares issued	211,105	469,431	110,848	73,937
Reinvestment of dividends & distributions	25,499	144,984	3,436	3,342
Cost of shares redeemed	(180,389)	(423,939)	(15,686)	(64,125)
Net Increase (Decrease) from Class A Transactions	56,215	190,476	98,598	13,154
Net Increase (Decrease) in Net Assets	(81,590)	65,645	94,399	10,705
Net Assets
Beginning of Period	2,277,309	2,211,664	170,843	160,138
End of Period(3)	$2,195,719	$2,277,309	$265,242	$170,843

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)	See Note 7 in Notes to Financial Statements for additional information.
(3)

Includes undistributed (distributions in excess of) net investment income of $(27,752), $1,158, $(10), $134, $(5,500) and $(5,658), as of year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

312	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18	06/01/18 to 11/30/18	06/01/17 to 05/31/18

$17,948	$24,505	$44,542	$59,909	$23,148	$46,764	$11,774	$19,676

(4,833)	(5,727)	(15,372)	(7,029)	(6,641)	(10,889)	(23,865)	(2,363)

–	–	–	–	(7,037)	(9,342)	866	(322)

(1,332)	(7,753)	(54,864)	(62,190)	20,725	223,562	7,755	(3,992)

–	–	–	–	5,962	6,615	(369)	583
11,783	11,025	(25,694)	(9,310)	36,157	256,710	(3,839)	13,582

(18,025)	(24,919)	(44,611)	(60,200)	–	(95,152)	–	(14,386)
(18,025)	(24,919)	(44,611)	(60,200)	–	(95,152)	–	(14,386)

256,391	510,014	396,185	1,409,263	82,108	415,944	59,364	322,032
17,850	24,613	44,486	59,672	–	91,939	–	13,505
(149,812)	(470,335)	(129,324)	(412,791)	(166,056)	(640,265)	(116,516)	(121,042)
124,429	64,292	311,347	1,056,144	(83,948)	(132,382)	(57,152)	214,495
118,187	50,398	241,042	986,634	(47,791)	29,176	(60,991)	213,691

1,397,610	1,347,212	2,675,195	1,688,561	2,503,365	2,474,189	979,909	766,218
$1,515,797	$1,397,610	$2,916,237	$2,675,195	$2,455,574	$2,503,365	$918,918	$979,909

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	313

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) ($ Thousands)

For the six month period ended November 30, 2018

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Decrease in Net Assets from Operations	$(3,839)
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of investment securities	(394,668)
Proceeds from disposition of investment securities	452,341
Purchased options/purchases to cover written options and securities sold short	(24,307)
Proceeds from sale of options/expired options and securities sold short	24,084
Amortization (accretion of market discount)	(6,135)
Net Realized (Gain) Loss on:
Investments	1,550
Options	311
Securities sold short	6,142
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	744
Options	19
Securities sold short	(10,341)
Changes in Assets:
Cash pledged as collateral on futures contracts	3,161
Cash pledged as collateral on swap contracts	(576)
Cash pledged as collateral on forward foreign currency contracts	(390)
Dividends and interest receivable	137
Receivable for investment securities sold	(48,658)
Receivable for variation margin	(652)
Unrealized gain on forward foreign currency contracts	468
Unrealized gain on spot currency contracts	13
Foreign currency, at value	209
Swap contracts, at value	(1,044)
Prepaid expenses	(5)
Changes in Liabilities:
Payable for investment securities purchased	(47,802)
Payable for variation margin	1,151
Swap contracts, at value	1,393
Unrealized loss on forward foreign currency contracts	(93)
Unrealized loss on spot currency contracts	24
Investment advisory fees payable	(22)
CCO fees payable	(1)
Trustee fees payable	1
Accrued expense payable	173
Net Cash Used in Operating Activities	(46,612)
Cash Flows from Financing Activities
Reverse repurchase agreements	40,104
Proceeds from shares issued	59,059
Cost of shares redeemed	(123,460)
Net Cash Provided by Financing Activities	(24,297)
Net Change in Cash	(70,909)
Cash at Beginning of Period	$210,299
Cash at End of Period	$139,390
Supplemental Disclosure of Cash Flow Information
Interest paid	$2,069

The accompanying notes are an integral part of the financial statements.

314	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2018 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2018@	$18.93	$0.17	$0.26	$0.43	$(0.16)	$–	$(0.16)	$19.20	2.26%	$1,337,630	0.20%	0.20%	0.47%	1.75%	46%
2018	20.42	0.33	2.63	2.96	(0.39)	(4.06)	(4.45)	18.93	15.00	1,368,392	0.20	0.20	0.47	1.64	68
2017	18.90	0.29	2.19	2.48	(0.25)	(0.71)	(0.96)	20.42	13.44	2,019,282	0.20	0.20	0.47	1.49	97
2016	22.89	0.33	(0.96)	(0.63)	(0.32)	(3.04)	(3.36)	18.90	(2.41)	2,086,522	0.20(2)	0.20(2)	0.47(2)	1.60	73
2015	22.72	0.30	2.27	2.57	(0.31)	(2.09)	(2.40)	22.89	11.95	2,366,204	0.19	0.19	0.47	1.30	60
2014	20.94	0.30	3.96	4.26	(0.30)	(2.18)	(2.48)	22.72	21.32	2,305,214	0.18	0.18	0.46	1.38	59
Large Cap Disciplined Equity Fund
Class A
2018@	$13.58	$0.12	$0.07	$0.19	$(0.08)	$–	$(0.08)	$13.69	1.39%	$2,415,422	0.19%	0.19%	0.47%	1.73%	54%
2018	13.87	0.24	1.43	1.67	(0.25)	(1.71)	(1.96)	13.58	12.43	3,033,957	0.19	0.19	0.47	1.71	134
2017	12.57	0.23	1.75	1.98	(0.24)	(0.44)	(0.68)	13.87	16.23	3,715,731	0.19	0.19	0.47	1.74	104
2016	14.38	0.24	(0.14)	0.10	(0.25)	(1.66)	(1.91)	12.57	1.34	3,592,226	0.19(2)	0.19(2)	0.47(2)	1.82	102
2015	14.79	0.24	1.45	1.69	(0.23)	(1.87)	(2.10)	14.38	12.23	4,198,645	0.18(3)	0.18(3)	0.47(3)	1.61	113
2014	13.24	0.23	2.39	2.62	(0.20)	(0.87)	(1.07)	14.79	20.49	4,622,216	0.18(4)	0.18(4)	0.46(4)	1.65	110
Large Cap Index Fund
Class A
2018@	$200.41	$2.28	$2.81	$5.09	$(2.20)	$–	$(2.20)	$203.30	2.51%	$1,808,753	0.04%	0.04%	0.13%	2.20%	9%
2018	182.82	3.63	22.56	26.19	(4.13)	(4.47)	(8.60)	200.41	14.53	1,989,617	0.03	0.03	0.12	1.87	16
2017	160.22	3.30	24.18	27.48	(2.83)	(2.05)	(4.88)	182.82	17.44	2,354,169	0.03	0.03	0.24	1.94	12
2016	169.36	3.26	(2.45)	0.81	(3.32)	(6.63)	(9.95)	160.22	0.76	2,061,670	0.03(2)	0.03(2)	0.25(2)	2.06	18
2015	164.21	3.14	15.63	18.77	(3.23)	(10.39)	(13.62)	169.36	11.89	1,972,254	0.03	0.03	0.24	1.87	12
2014	140.87	2.91	25.93	28.84	(3.02)	(2.48)	(5.50)	164.21	20.88	1,905,609	0.02	0.02	0.23	1.92	10
S&P 500 Index Fund
Class A
2018@	$14.92	$0.17	$0.28	$0.45	$(0.17)	$–	$(0.17)	$15.20	2.98%	$4,000,784	0.05%	0.05%	0.12%	2.24%	7%
2018	13.39	0.28	1.62	1.90	(0.30)	(0.07)	(0.37)	14.92	14.36	4,258,172	0.05	0.05	0.12	1.92	25
2017	11.60	0.24	1.76	2.00	(0.21)	–	(0.21)	13.39	17.42	4,100,863	0.06	0.06	0.12	1.98	8
2016	11.69	0.24	(0.06)	0.18	(0.24)	(0.03)	(0.27)	11.60	1.66	3,384,560	0.05(2)	0.05(2)	0.12(2)	2.11	13
2015	10.68	0.23	1.01	1.24	(0.21)	(0.02)	(0.23)	11.69	11.71	3,194,844	0.04	0.04	0.11	2.03	15
2014(5)	10.00	0.09	0.63	0.72	(0.04)	–	(0.04)	10.68	7.27	836,591	0.04	0.04	0.11	2.02	3
Extended Market Index Fund
Class A
2018@	$15.94	$0.14	$(0.66)	$(0.52)	$(0.11)	$–	$(0.11)	$15.31	(3.29)%	$943,049	0.06%	0.06%	0.20%	1.68%	24%
2018	14.16	0.19	2.39	2.58	(0.21)	(0.59)	(0.80)	15.94	18.58	996,135	0.06	0.06	0.20	1.27	64
2017	12.30	0.19	2.13	2.32	(0.19)	(0.27)	(0.46)	14.16	19.03	917,907	0.06	0.06	0.19	1.43	20
2016	13.69	0.18	(0.98)	(0.80)	(0.18)	(0.41)	(0.59)	12.30	(5.66)	714,258	0.07(2)	0.07(2)	0.20(2)	1.49	27
2015	12.74	0.17	1.27	1.44	(0.19)	(0.30)	(0.49)	13.69	11.61	737,363	0.06	0.06	0.19	1.30	19
2014	10.77	0.17	2.03	2.20	(0.14)	(0.09)	(0.23)	12.74	20.59	513,283	0.06	0.06	0.18	1.36	17

@	For the six-month period ended November 30, 2018. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.46%, respectively.
(5)	Commenced operations on December 18, 2013. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	315

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2018 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Fund
Class A
2018@	$18.76	$0.08	$(0.91)	$(0.83)	$(0.06)	$–	$(0.06)	$17.87	(4.45)%	$318,349	0.44%	0.44%	0.72%	0.88%	56%
2018	17.83	0.12	2.64	2.76	(0.12)	(1.71)	(1.83)	18.76	16.30	375,607	0.43	0.43	0.72	0.68	115
2017	15.99	0.13	2.33	2.46	(0.15)	(0.47)	(0.62)	17.83	15.40	513,528	0.44	0.44	0.72	0.77	114
2016	19.06	0.17	(1.18)	(1.01)	(0.19)	(1.87)	(2.06)	15.99	(4.99)	502,222	0.46(2)	0.46(2)	0.72(2)	0.99	115
2015	17.95	0.11	1.62	1.73	(0.13)	(0.49)	(0.62)	19.06	9.86	683,624	0.48	0.48	0.72	0.61	113
2014	15.42	0.12	2.56	2.68	(0.15)	–	(0.15)	17.95	17.39	692,554	0.47	0.47	0.72	0.67	63
Small Cap II Fund
Class A
2018@	$13.22	$0.05	$(0.56)	$(0.51)	$(0.03)	$–	$(0.03)	$12.68	(3.76)%	$396,379	0.43%	0.43%	0.72%	0.67%	63%
2018	12.65	0.08	2.27	2.35	(0.08)	(1.70)	(1.78)	13.22	19.97	442,285	0.42	0.42	0.72	0.60	127
2017	11.14	0.07	1.52	1.59	(0.08)	–^	(0.08)	12.65	14.27	462,730	0.43	0.43	0.72	0.61	111
2016	12.95	0.08	(0.89)	(0.81)	(0.08)	(0.92)	(1.00)	11.14	(6.07)	455,742	0.45(2)	0.45(2)	0.72(2)	0.70	134
2015	12.50	0.06	1.42	1.48	(0.07)	(0.96)	(1.03)	12.95	12.58	373,858	0.46	0.46	0.72	0.49	107
2014	12.23	0.06	2.01	2.07	(0.07)	(1.73)	(1.80)	12.50	17.35	252,435	0.46	0.46	0.71	0.50	108
Small/Mid Cap Equity Fund
Class A
2018@	$13.63	$0.07	$(0.60)	$(0.53)	$(0.06)	$–	$(0.06)	$13.04	(3.91)%	$1,353,801	0.42%	0.42%	0.72%	1.08%	43%
2018	13.19	0.10	1.97	2.07	(0.14)	(1.49)	(1.63)	13.63	16.52	1,596,828	0.42	0.42	0.72	0.76	107
2017	11.98	0.10	1.75	1.85	(0.11)	(0.53)	(0.64)	13.19	15.53	1,730,233	0.44	0.44	0.72	0.80	84
2016	14.89	0.12	(0.99)	(0.87)	(0.13)	(1.91)	(2.04)	11.98	(5.33)	1,642,784	0.46(2)	0.46(2)	0.72(2)	0.93	104
2015	15.58	0.10	1.47	1.57	(0.10)	(2.16)	(2.26)	14.89	11.16	1,859,609	0.47	0.47	0.72	0.66	95
2014	15.69	0.09	2.87	2.96	(0.11)	(2.96)	(3.07)	15.58	20.09	1,829,276	0.46	0.46	0.71	0.55	54
U.S. Equity Factor Allocation Fund
Class A
2018@	$10.17	$0.11	$0.03	$0.14	$(0.06)	$–	$(0.06)	$10.25	1.38%	$612,677	0.02%	0.02%	0.32%	2.06%	23%
2018(3)	10.00	0.03	0.14	0.17	–	–	–	10.17	1.70	255,550	0.04	0.04	0.34	2.66	–
U.S. Managed Volatility Fund
Class A
2018@	$14.34	$0.18	$0.80	$0.98	$(0.17)	$–	$(0.17)	$15.15	6.84%	$1,324,005	0.20%	0.20%	0.72%	2.38%	22%
2018	14.83	0.34	0.82	1.16	(0.39)	(1.26)	(1.65)	14.34	7.81	1,287,447	0.23	0.23	0.72	2.31	58
2017	13.92	0.34	1.54	1.88	(0.30)	(0.67)	(0.97)	14.83	13.93	1,481,081	0.24	0.24	0.72	2.38	40
2016	14.64	0.34	0.13	0.47	(0.35)	(0.84)	(1.19)	13.92	3.71	1,524,568	0.24(2)	0.24(2)	0.72(2)	2.47	62
2015	14.74	0.34	1.52	1.86	(0.34)	(1.62)	(1.96)	14.64	13.33	1,414,638	0.24	0.24	0.72	2.27	58
2014	13.54	0.31	2.42	2.73	(0.31)	(1.22)	(1.53)	14.74	21.39	1,236,524	0.23	0.23	0.71	2.19	72
Global Managed Volatility Fund
Class A
2018@	$12.05	$0.15	$0.19	$0.34	$–	$–	$–	$12.39	2.82%	$2,285,076	0.24%	0.24%	0.72%	2.39%	18%
2018	11.72	0.32	0.55	0.87	(0.27)	(0.27)	(0.54)	12.05	7.41	2,256,778	0.24	0.24	0.72	2.68	37
2017	10.78	0.31	1.10	1.41	(0.26)	(0.21)	(0.47)	11.72	13.50	1,633,683	0.25	0.25	0.73	2.80	36
2016(4)	10.00	0.12	0.66	0.78	–	–	–	10.78	7.80	1,061,014	0.26(2)	0.26(2)	0.73(2)	3.34	42

@	For the six-month period ended November 30, 2018. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Commenced operations on April 26, 2018. All ratios for the period have been annualized.
(4)	Commenced operations on January 29, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

316	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2018 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
World Equity Ex-US Fund
Class A
2018@	$13.78	$0.12	$(1.50)		$(1.38)	$–	$–	$–	$12.40	(10.01)%	$7,786,312	0.31%	0.31%	0.63%	1.76%	40%
2018	12.63	0.28	1.19		1.47	(0.28)	(0.04)	(0.32)	13.78	11.60	8,559,023	0.32	0.32	0.62	2.03	75
2017	10.80	0.25	1.80		2.05	(0.22)	–	(0.22)	12.63	19.28	8,174,354	0.32	0.32	0.62	2.20	71
2016	12.68	0.23	(1.83)		(1.60)	(0.23)	(0.05)	(0.28)	10.80	(12.60)	6,923,937	0.33(2)	0.33(2)	0.63(2)	2.11	50
2015	12.86	0.25	(0.03	)(3)	0.22	(0.25)	(0.15)	(0.40)	12.68	1.93	7,644,844	0.34	0.34	0.62	2.00	45
2014	11.51	0.24	1.40		1.64	(0.29)	–	(0.29)	12.86	14.31	6,723,128	0.34	0.34	0.62	2.01	46
Screened World Equity Ex-US Fund
Class A
2018@	$11.48	$0.09	$(1.16)		$(1.07)	$–	$–	$–	$10.41	(9.32)%	$102,360	0.33%	0.33%	0.78%	1.68%	23%
2018	10.36	0.22	1.15		1.37	(0.25)	–	(0.25)	11.48	13.24	111,582	0.36	0.36	0.80	1.95	56
2017	8.50	0.19	1.82		2.01	(0.15)	–	(0.15)	10.36	23.99	105,426	0.35	0.35	0.79	2.03	52
2016	9.52	0.17	(1.01)		(0.84)	(0.18)	–	(0.18)	8.50	(8.78)	82,836	0.35(2)	0.35(2)	0.79(2)	2.01	41
2015	9.69	0.18	(0.19)		(0.01)	(0.16)	–	(0.16)	9.52	(0.04)	83,879	0.36	0.36	0.78	1.96	63
2014	8.66	0.16	1.04		1.20	(0.17)	–	(0.17)	9.69	13.87	77,117	0.44	0.44	0.85	1.75	45
World Select Equity Fund
Class A
2018@	$11.30	$0.11	$(0.81)		$(0.70)	$–	$–	$–	$10.60	(6.19)%	$1,124,119	0.30%	0.30%	0.64%	1.90%	60%
2018(4)	10.00	0.18	1.30		1.48	(0.08)	(0.10)	(0.18)	11.30	14.88	1,239,095	0.30	0.30	0.63	1.82	68
Emerging Markets Equity Fund
Class A
2018@	$11.21	$0.10	$(1.54)		$(1.44)	$–	$–	$–	$9.77	(12.85)%	$944,663	0.66%	0.66%	1.20%	2.03%	31%
2018	10.25	0.19	1.08		1.27	(0.22)	(0.09)	(0.31)	11.21	12.37	1,094,294	0.63	0.63	1.17	1.70	97
2017	8.61	0.14	1.69		1.83	(0.19)	–	(0.19)	10.25	21.62	1,250,465	0.65	0.65	1.19	1.51	84
2016	10.01	0.14	(1.40)		(1.26)	(0.12)	(0.02)	(0.14)	8.61	(12.53)	935,399	0.70(2)	0.70(2)	1.24(2)	1.67	105
2015(5)	10.00	0.10	(0.07)		0.03	(0.02)	–	(0.02)	10.01	0.33	591,963	0.65	0.65	1.16	1.57	103
Opportunistic Income Fund
Class A
2018@	$8.23	$0.16	$(0.06)		$0.10	$(0.17)	$–	$(0.17)	$8.16	1.21%	$1,585,036	0.24%	0.24%	0.52%	4.01%	12%
2018	8.29	0.27	—		0.27	(0.33)	–	(0.33)	8.23	3.36	1,850,589	0.24	0.24	0.52	3.25	45
2017	8.11	0.23	0.14		0.37	(0.19)	–	(0.19)	8.29	4.57	2,204,029	0.26	0.26	0.52	2.83	37
2016	8.25	0.22	(0.15)		0.07	(0.21)	–	(0.21)	8.11	0.93	2,129,669	0.26(2)	0.26(2)	0.52(2)	2.67	35
2015	8.31	0.22	(0.06)		0.16	(0.22)	–	(0.22)	8.25	1.91	2,167,478	0.26	0.26	0.52	2.64	42
2014	8.26	0.19	0.02		0.21	(0.16)	–	(0.16)	8.31	2.59	1,875,851	0.24(6)	0.24(6)	0.52(6)	2.34	121
Core Fixed Income Fund
Class A
2018@	$10.03	$0.17	$(0.20)		$(0.03)	$(0.17)	$–	$(0.17)	$9.83	(0.35)%	$6,599,144	0.12%	0.12%	0.36%	3.17%	192%
2018	10.31	0.27	(0.25)		0.02	(0.30)	–	(0.30)	10.03	0.18	6,586,334	0.12	0.12	0.37	2.67	388
2017	10.44	0.27	(0.02)		0.25	(0.27)	(0.11)	(0.38)	10.31	2.51	5,771,305	0.12	0.12	0.37	2.57	343
2016	10.62	0.28	0.02		0.30	(0.28)	(0.20)	(0.48)	10.44	2.97	5,264,859	0.13(2)	0.13(2)	0.37(2)	2.66	364
2015	10.54	0.27	0.12		0.39	(0.28)	(0.03)	(0.31)	10.62	3.79	5,600,807	0.13	0.13	0.37	2.59	316
2014	10.54	0.29	0.05		0.34	(0.30)	(0.04)	(0.34)	10.54	3.36	5,910,306	0.12	0.12	0.36	2.78	329

@	For the six-month period ended November 30, 2018. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(4)	Commenced operations on June 30, 2017. All ratios for the period have been annualized.
(5)	Commenced operations on October 31, 2014. All ratios for the period have been annualized.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.24%, 0.24% and 0.52%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	317

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2018 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2018@	$8.81	$0.27	$(0.22)	$0.05	$(0.27)	$–	$(0.27)	$8.59	0.51%	$2,795,593	0.29%	0.29%	0.56%	6.04%	27%
2018	9.13	0.57	(0.25)	0.32	(0.56)	(0.08)	(0.64)	8.81	3.59	2,903,499	0.29	0.29	0.55	6.29	59
2017	8.53	0.59	0.66	1.25	(0.58)	(0.07)	(0.65)	9.13	15.05	2,940,816	0.30	0.30	0.55	6.61	65
2016	9.41	0.58	(0.81)	(0.23)	(0.58)	(0.07)	(0.65)	8.53	(2.17)	2,639,919	0.30(2)	0.30(2)	0.56(2)	6.81	50
2015	9.96	0.58	(0.34)	0.24	(0.58)	(0.21)	(0.79)	9.41	2.63	2,516,770	0.30	0.30	0.56	6.09	55
2014	10.01	0.63	0.10	0.73	(0.62)	(0.16)	(0.78)	9.96	7.75	2,175,102	0.30	0.30	0.56	6.41	65
Long Duration Fund
Class A
2018@	$8.17	$0.16	$(0.47)	$(0.31)	$(0.16)	$–	$(0.16)	$7.70	(3.82)%	$1,749,407	0.15%	0.15%	0.37%	4.05%	45%
2018	8.47	0.33	(0.24)	0.09	(0.33)	(0.06)	(0.39)	8.17	0.92	1,965,417	0.15	0.15	0.37	3.88	104
2017	8.68	0.34	0.02	0.36	(0.34)	(0.23)	(0.57)	8.47	4.41	2,160,286	0.15	0.15	0.37	3.94	76
2016	8.92	0.36	0.14	0.50	(0.36)	(0.38)	(0.74)	8.68	6.19	2,775,237	0.15(2)	0.15(2)	0.37(2)	4.23	72
2015	8.88	0.36	0.14	0.50	(0.36)	(0.10)	(0.46)	8.92	5.68	3,343,845	0.15	0.15	0.37	4.00	73
2014	8.75	0.36	0.17	0.53	(0.36)	(0.04)	(0.40)	8.88	6.41	4,021,437	0.15	0.15	0.37	4.28	105
Long Duration Credit Fund
Class A
2018@	$9.92	$0.20	$(0.57)	$(0.37)	$(0.20)	$–	$(0.20)	$9.35	(3.81)%	$3,826,289	0.15%	0.15%	0.37%	4.05%	32%
2018	10.31	0.39	(0.32)	0.07	(0.39)	(0.07)	(0.46)	9.92	0.64	3,856,709	0.15	0.15	0.37	3.81	79
2017	10.26	0.40	0.07	0.47	(0.40)	(0.02)	(0.42)	10.31	4.63	3,612,106	0.15	0.15	0.37	3.87	68
2016	10.18	0.41	0.30	0.71	(0.41)	(0.22)	(0.63)	10.26	7.37	3,333,806	0.15(2)	0.15(2)	0.37(2)	4.15	74
2015	10.20	0.43	(0.02)	0.41	(0.43)	–	(0.43)	10.18	4.02	3,465,228	0.15	0.15	0.37	4.16	151
2014	9.93	0.44	0.32	0.76	(0.44)	(0.05)	(0.49)	10.20	8.10	2,820,257	0.15	0.15	0.36	4.56	115
Ultra Short Duration Bond Fund
Class A
2018@	$9.97	$0.13	$(0.03)	$0.10	$(0.13)	$–	$(0.13)	$9.94	1.01%	$463,202	0.12%	0.12%	0.22%	2.57%	37%
2018	10.00	0.19	(0.02)	0.17	(0.20)	–	(0.20)	9.97	1.70	482,897	0.12	0.12	0.22	1.94	90
2017	9.98	0.14	0.03	0.17	(0.15)	–	(0.15)	10.00	1.76	486,747	0.12	0.12	0.22	1.42	93
2016	10.01	0.11	(0.01)	0.10	(0.13)	–	(0.13)	9.98	1.01	535,629	0.12(2)	0.12(2)	0.22(2)	1.08	103
2015	10.05	0.09	(0.02)	0.07	(0.11)	–	(0.11)	10.01	0.72	645,872	0.12	0.12	0.22	0.95	112
2014	10.04	0.09	0.02	0.11	(0.10)	–	(0.10)	10.05	1.13	718,199	0.11	0.11	0.21	0.87	118
Emerging Markets Debt Fund
Class A
2018@	$9.66	$0.29	$(0.76)	$(0.47)	$(0.11)	$–	$(0.11)	$9.08	(4.91)%	$2,195,719	0.43%	0.43%	0.95%	6.27%	51%
2018	10.17	0.61	(0.46)	0.15	(0.66)	–	(0.66)	9.66	1.22	2,277,309	0.42	0.42	0.94	5.87	83
2017	9.39	0.58	0.53	1.11	(0.33)	–	(0.33)	10.17	12.19	2,211,664	0.43	0.43	0.94	5.89	82
2016	9.65	0.56	(0.73)	(0.17)	(0.09)	–	(0.09)	9.39	(1.77)	1,935,751	0.43(2)	0.43(2)	0.95(2)	6.19	77
2015	10.68	0.57	(1.22)	(0.65)	(0.38)	–	(0.38)	9.65	(6.17)	1,836,776	0.40	0.40	0.93	5.69	78
2014	11.11	0.60	(0.58)	0.02	(0.33)	(0.12)	(0.45)	10.68	0.44	1,596,100	0.45	0.45	0.95	5.86	100
Real Return Fund
Class A
2018@	$9.51	$0.12	$(0.15)	$(0.03)	$(0.13)	$–	$(0.13)	$9.35	(0.28)%	$265,242	0.03%	0.03%	0.29%	2.49%	14%
2018	9.65	0.22	(0.18)	0.04	(0.18)	–	(0.18)	9.51	0.48	170,843	0.08(3)	0.08(3)	0.29(3)	2.27	55
2017	9.64	0.21	(0.04)	0.17	(0.16)	–	(0.16)	9.65	1.76	160,138	0.08	0.08	0.29	2.17	47
2016	9.59	0.08	(0.03)	0.05	–	–	–	9.64	0.52	149,972	0.08(2)	0.08(2)	0.29(2)	0.87	80
2015	9.82	(0.07)	(0.09)	(0.16)	(0.07)	–	(0.07)	9.59	(1.60)	227,335	0.08	0.08	0.29	(0.77)	41
2014	9.86	0.05	0.04	0.09	(0.04)	(0.09)	(0.13)	9.82	0.96	207,578	0.08	0.08	0.29	0.52	49

@	For the six-month period ended November 30, 2018. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.08%, 0.08%, and 0.29%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

318	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2018 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2018@	$9.87	$0.12	$(0.04)	$0.08	$(0.12)		$–	$(0.12)	$9.83	0.83%	$1,515,797	0.11%	0.11%	0.32%	2.46%	65%
2018	9.97	0.18	(0.10)	0.08	(0.18)		–	(0.18)	9.87	0.81	1,397,610	0.11	0.11	0.32	1.79	150
2017	10.00	0.14	(0.02)	0.12	(0.15)		–^	(0.15)	9.97	1.21	1,347,212	0.11	0.11	0.32	1.42	92
2016	10.01	0.12	0.01	0.13	(0.13)		(0.01)	(0.14)	10.00	1.26	1,156,258	0.12	0.12	0.32	1.25	134
2015(2)	10.00	0.09	0.01	0.10	(0.09)		–	(0.09)	10.01	0.98	670,579	0.15	0.15	0.34	1.03	62
Intermediate Duration Credit Fund
Class A
2018@	$9.75	$0.15	$(0.24)	$(0.09)	$(0.15)		$–	$(0.15)	$9.51	(0.88)%	$2,916,237	0.15%	0.15%	0.32%	3.20%	60%
2018	10.02	0.29	(0.27)	0.02	(0.29)		–	(0.29)	9.75	0.14	2,675,195	0.15	0.15	0.32	2.87	155
2017	9.96	0.27	0.06	0.33	(0.27)		–	(0.27)	10.02	3.38	1,688,561	0.15	0.15	0.32	2.72	151
2016	9.82	0.26	0.14	0.40	(0.26)		–	(0.26)	9.96	4.16	1,440,434	0.15	0.15	0.32	2.66	181
2015(3)	10.00	0.03	(0.18)	(0.15)	(0.03)	**	–	(0.03)	9.82	(1.46)	1,600,117	0.20	0.20	0.35	2.03	122
Dynamic Asset Allocation Fund
Class A
2018@	$19.83	$0.19	$0.09	$0.28	$–		$–	$–	$20.11	1.41%	$2,455,574	0.08%	0.08%	0.67%	1.83%	12%
2018	18.57	0.36	1.65	2.01	(0.50)		(0.25)	(0.75)	19.83	10.83	2,503,365	0.07	0.07	0.66	1.85	12
2017	15.83	0.34	2.67	3.01	(0.27)		–	(0.27)	18.57	19.17	2,474,189	0.08	0.08	0.66	2.00	8
2016	16.97	0.33	(0.41)	(0.08)	(0.91)		(0.15)	(1.06)	15.83	(0.32)	2,079,154	0.08	0.08	0.67	2.08	12
2015	14.53	0.31	2.88	3.19	(0.75)		–	(0.75)	16.97	22.32	1,993,576	0.07	0.07	0.66	1.92	9
2014	12.81	0.27	1.69	1.96	(0.02)		(0.22)	(0.24)	14.53	15.49	1,557,322	0.07	0.07	0.66	1.99	11
Multi-Asset Real Return Fund
Class A
2018@	$8.06	$0.10	$(0.13)	$(0.03)	$–		$–	$–	$8.03	(0.37)%	$918,918	0.92%(4)	0.92%(4)	1.35%(4)	2.53%	8%
2018	8.07	0.18	(0.06)	0.12	(0.13)		–	(0.13)	8.06	1.45	979,909	0.72(5)	0.72(5)	1.14(5)	2.23	22
2017	8.28	0.17	(0.24)	(0.07)	(0.14)		–	(0.14)	8.07	(0.85)	766,218	0.53(6)	0.53(6)	0.90(6)	2.02	58
2016	8.64	0.10	(0.38)	(0.28)	(0.08)		–	(0.08)	8.28	(3.19)	733,029	0.54(7)	0.54(7)	0.90(7)	1.17	91
2015	9.30	0.03	(0.51)	(0.48)	(0.18)	***	–	(0.18)	8.64	(5.16)	730,812	0.43(8)	0.43(8)	0.80(8)	0.29	99
2014	9.19	0.12	(0.01)	0.11	–		–	–	9.30	1.20	716,022	0.32(9)	0.32(9)	0.64(9)	1.30	122

@	For the six-month period ended November 30, 2018. All ratios for the period have been annualized.
**	Includes a return of capital of less than $0.01 per share.
***	Includes a return of capital of less than $0.02 per share.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 31, 2014. All ratios for the period have been annualized.
(3)	Commenced operations on March 31, 2015. All ratios for the period have been annualized.
(4)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.62%, respectively.

(5)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.62%, respectively.

(6)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.25%, 0.25% and 0.62%, respectively

(7)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.31%, 0.31% and 0.67%, respectively.

(8)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.67%, respectively.

(9)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.62%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	319

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November 30, 2018

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation, Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds (the “Subsidiaries”) respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

The U.S. Equity Factor Allocation Fund commenced operations on April 26, 2018.

The World Select Equity Fund commenced operations on June 30, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with

320	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	321

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate

322	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended November 30, 2018, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income —

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statement of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	323

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2018, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its

324	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2018, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The World Select Equity, Core Fixed Income, Dynamic Asset Allocation Funds and Multi-Asset Real Return had options/swaption contracts as of November 30, 2018, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2018, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2018, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market

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NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2018, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to

326	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in the Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate

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November 30, 2018

corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders —

Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit

Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2018, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2018, were as follows:

	Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
High Yield Bond Fund Aventine (Escrow Security)	2,600	11/30/2010	11/30/2010	$0	$0	0.00%

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as

investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding

328	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of November 30, 2018, the Multi-Asset Real Return Fund is the buyer (“receiving protection”) on a total notional amount of $21.0 million. Additionally, the Core Fixed Income, High Yield Bond, Emerging Markets Debt, and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $175.6 million, $ 18.9 million, $6.2 million, and $ 19.3 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

Core Fixed Income Fund
Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$1,777,202	$–	$–	$–	$1,777,202
Maximum potential amount of future payments	175,760,000	–	–	–	175,760,000
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–

Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total

Current credit spread* on underlying (in basis points)

0-100	$–	$–	$–	$175,760,000	$–	$175,760,000

>101	–	–	–	–	–	–

Total	$–	$–	$–	$175,760,000	$–	$175,760,000

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NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

High Yield Bond Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$1,021,849	$–	$–	$–	$1,021,849

Maximum potential amount of future payments	18,975,000	–	–	–	18,975,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–

Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)

0-100	$–	$–	$–	$–	$–	$–

101-200	–	–	–	–	–	–

201-300	–	–	5,250,000	–	–	5,250,000

301-400	–	–	11,037,000	–	–	11,037,000

>400	–	–	–	–	–	–

Total	$–	$–	$16,287,000	$–	$–	$16,287,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Emerging Markets Debt
Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$–	$(98,995)	$–	$–	$ (98,995)

Maximum potential amount of future payments	–	6,168,900	–	–	6,168,900

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–

Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)

0-100	$–	$–	$–	$ –	$–	$–

101-200	–	–	–	–	–	–

201-300	–	–	–	–	–	–

301-400	–	–	–	–	–	–

>400	–	–	6,168,900	–	–	6,168,900

Total	$–	$–	$6,168,900	$ –	$–	$6,168,900

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund
Written Credit Derivative Contracts		Single Name CDS	CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$–	$–	$(2,569,171)	$–	$(2,569,171)

Maximum potential amount of future payments	–	–	19,306,000	–	19,306,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–

330	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Multi-Asset Real Return Fund

Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)

0-100	$–	$–	$–	$–	$–	$–

101-200	–	–	–	–	–	–

201-300	–	–	–	–	–	–

301-400	–	–	–	–	–	–

>400	–	–	–	–	19,306,000	19,306,000

Total	$–	$–	$–	$–	$19,306,000	$19,306,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments and the Statements of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2018 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Period ended November 30, 2018			Period ended November 30, 2018
	($ Thousands)			($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$1	*	Net Assets – Unrealized depreciation on futures contracts	$269	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	633		Unrealized loss on forward foreign currency contracts	570
Total derivatives not accounted for as hedging instruments		$634			$839

World Equity Ex-US Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$164	*	Net Assets – Unrealized depreciation on futures contracts	$10,048
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	750		Unrealized loss on forward foreign currency contracts	—
Total derivatives not accounted for as hedging instruments		$914			$10,048

World Select Equity Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$1,937	*	Net Assets – Unrealized depreciation on futures contracts	$4,451	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,125		Unrealized loss on forward foreign currency contracts	1,072
	Options purchased, at value	242		Options written, at value	—
Total derivatives not accounted for as hedging instruments		$3,304			$5,523

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November 30, 2018

	Asset Derivatives			Liability Derivatives
	Period ended November 30, 2018			Period ended November 30, 2018
	($ Thousands)			($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value

Core Fixed Income Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$2,237	*	Net Assets – Unrealized depreciation on futures contracts	$2,548	*
	Net Assets – Unrealized appreciation on swap contracts	357	†	Net Assets – Unrealized depreciation on swap contracts	2,433	†
	Options purchased, at value	1,236		Options written, at value	1,124
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	—	†	Net Assets – Unrealized depreciation on swap contracts	1,256	†
Foreign exchange contracts	Net Assets – Unrealized appreciation on futures contracts	185	*	Unrealized depreciation on futures contracts	–
	Unrealized gain on forward foreign currency contracts	476		Unrealized loss on forward foreign currency contracts	397
	Options purchased, at value	15		Options written, at value	–
Total derivatives not accounted for as hedging instruments		$4,506			$7,758

High Yield Bond Fund
Interest rate contracts	Net Assets – Unrealized appreciation on swap contracts	$824	†	Net Assets – Unrealized depreciation on swap contracts	$–	†
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	280	†	Net Assets – Unrealized depreciation on swap contracts	278	†
Total derivatives not accounted for as hedging instruments		$1,104			$278

Emerging Markets Debt Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$1,116	*	Net Assets – Unrealized depreciation on futures contracts	$750	*
	Net Assets – Unrealized appreciation on swap contracts	3,881	†	Net Assets – Unrealized depreciation on swap contracts	6,291	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	35,599		Unrealized loss on forward foreign currency contracts	33,439
Credit rate contracts	Net Assets – Unrealized appreciation on swap contracts	81	†	Net Assets – Unrealized depreciation on swap contracts	329	†
Total derivatives not accounted for as hedging instruments		$40,677			$40,809

Dynamic Asset Allocation Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$–	*	Net Assets – Unrealized depreciation on futures contracts	$402	*
	Net Assets – Unrealized appreciation on swap contracts	22,417	†	Net Assets – Unrealized depreciation on swap contracts	12,066	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	6,143		Unrealized loss on forward foreign currency contracts	866
	Swaptions purchased, at value	7,362		Swaptions written, at value	–
Total derivatives not accounted for as hedging instruments		$35,922			$13,334

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$139	*	Net Assets – Unrealized depreciation on futures contracts	$410	*
	Net Assets – Unrealized appreciation on swap contracts	1,603	†	Net Assets – Unrealized depreciation on swap contracts	106	†
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	2,490	*	Net Assets – Unrealized depreciation on futures contracts	–	*
	Net Assets – Unrealized appreciation on swap contracts	622	†	Net Assets – Unrealized depreciation on swap contracts	–	†
Credit contracts	Net Assets – Unrealized appreciation on swaps contracts	192	†	Net Assets – Unrealized depreciation on swaps contracts	746	†
Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	6,974	*	Net Assets – Unrealized depreciation on futures contracts	10,944	*

332	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

	Asset Derivatives		Liability Derivatives
	Period ended November 30, 2018		Period ended November 30, 2018
	($ Thousands)		($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
	Options purchased, at value	211	Options written, at value	106
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	596	Unrealized loss on forward foreign currency contracts	353
Total derivatives not accounted for as hedging instruments		$12,827		$12,665

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2018.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Global Managed Volatility Fund

Foreign exchange contracts	$–	$–	$–	$20,230	$–	$20,230
Equity contracts	–	–	(420)	–	–	(420)
Total	$–	$ –	$(420)	$20,230	$–	$19,810

World Equity Ex-US Fund

Foreign exchange contracts	$–	$–	$–	$3,342	$–	$3,342
Equity contracts	–	–	3,353	–	–	3,353
Total	$–	$–	$3,353	$3,342	$–	$6,695

World Select Equity Fund

Foreign exchange contracts	$–	$(4,624)	$–	$2,628	$–	$(1,996)
Equity contracts	–	–	630	–	–	630
Total	$–	$ (4,624)	$630	$2,628	$–	$(1,366)

Core Fixed Income Fund

Interest Rates	$–	$2,928	$(4,093)	$–	$4,191	$3,026
Foreign exchange contracts	–	(48)	322	2,485	–	2,759
Credit Contracts	–	(2)	–	–	1,424	1,422
Total	$–	$ 2,878	$(3,771)	$2,485	$5,615	$7,207

Emerging Markets Debt Fund

Interest Rates	$–	$–	$(3,200)	$–	$404	$(2,796)
Foreign exchange contracts	–	–	–	–	1,360	1,360
Credit contracts	–	–	–	5,862	66	5,928
Total	$–	$ –	$(3,200)	$5,862	$1,830	$4,492

Dynamic Asset Allocation Fund

Foreign exchange contracts	$–	$–	$–	$(7,033)	$–	$(7,033)
Equity contracts	–	–	(14,529)	–	(19,395)	(33,924)
Commodity contracts	–	–	–	–	(18,877)	(18,877)
Total	$–	$ –	$(14,529)	$(7,033)	$(38,272)	$(59,834)

Multi-Asset Real Return Fund

Interest Rates	$–	$(25)	$73	$–	$517	$565
Foreign exchange contracts	–	–	–	1,960	–	1,960
Credit contracts	–	–	–	–	81	81
Equity contracts	–	–	(663)	–	–	(663)
Commodity contracts	–	(286)	(14,988)	–	(882)	(16,156)
Total	$–	$(311)	$(15,578)	$1,960	$(284)	$(14,213)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	333

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Global Managed Volatility Fund

Foreign exchange contracts	$–	$–	$–	$(111)	$–	$(111)
Equity contracts	–	–	(438)	–	–	(438)
Total	$–	$–	$(438)	$(111)	$–	$(549)

World Equity Ex-US Fund

Foreign exchange contracts	$–	$–	$–	$(1,030)	$–	$(1,030)
Equity contracts	–	–	(15,813)	–	–	(15,813)
Total	$–	$–	$(15,813)	$(1,030)	$–	$(16,843)

World Select Equity Fund

Foreign exchange contracts	$–	$358	$–	$1,253	$–	$1,611
Equity contracts	–	–	(947)	–	–	(947)
Total	$–	$ 358	$(947)	$1,253	$–	$664

Core Fixed Income Fund

Interest Rates	$–	$(1,554)	$(1,454)	$–	$(2,356)	$(5,364)

Foreign exchange contracts	–	(101)	(174)	(1,302)	–	(1,577)
Credit contracts	–	–	–	–	(920)	(920)
Total	$–	$(1,655)	$(1,628)	$(1,302)	$(3,276)	$(7,861)

Emerging Markets Debt Fund

Interest Rates	$–	$–	$2,474	$–	$(606)	$1,868

Foreign exchange contracts	–	–	–	6,206	–	6,206
Credit contracts	–	–	–	–	(164)	(164)
Total	$–	$–	$2,474	$6,206	$(770)	$7,910

Dynamic Asset Allocation Fund

Foreign exchange contracts	$–	$–	$–	$5,962	$–	$5,962
Equity contracts	411	–	(5,478)	–	20,256	15,189
Total	$411	$–	$(5,478)	$5,962	$20,256	$21,151

Multi-Asset Real Return Fund

Interest Rates	$–	$–	$495	$–	$(377)	$118
Foreign exchange contracts	–	–	–	(375)	–	(375)
Credit contracts	–	–	–	–	(373)	(373)

Equity contracts	–	–	1,401	–	622	2,023
Commodity contracts	–	(19)	(3,591)	–	–	(3,610)
Total	$–	$(19)	$(1,695)	$(375)	$(128)	$(2,217)

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended November 30, 2018 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund

Futures Contracts:

Equity Contracts

Average Notional Balance Long	$14,774	$12,650	$18,933	$110,238	$21,465

Ending Notional Balance Long	12,045	1,303	17,758	110,102	17,653

	Small Cap II Fund	U.S. Equity Factor Allocation Fund	Global Managed Volatility Fund	Screened World Equity Ex-US Fund	World Select Equity Fund

Futures Contracts:

Equity Contracts

Average Notional Balance Long	$985	$5,235	$64,196	$3,424,590	$139,158

Average Notional Balance Short	–	–	–	–	106,040

Ending Notional Balance Long	381	12,386	32,603	2,898,239	134,365

Ending Notional Balance Short	–	–	–	–	102,828

Forward Foreign Currency Contracts:

Average Notional Balance Long	–	–	455,427	–	1,213,455

334	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

	Small Cap II Fund	U.S. Equity Factor Allocation Fund	Global Managed Volatility Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Forward Foreign Currency Contracts: (continued)
Average Notional Balance Short	$–	$–	$455,207	$–	$1,212,921
Ending Notional Balance Long	–	–	539,589	–	1,062,489
Ending Notional Balance Short	–	–	539,418	–	1,062,436
Options:
Commodity
Average Notional Balance Long†	–	–	–	–	12
Currency
Average Notional Balance Long†	–	–	–	–	175
Ending Notional Balance Long†	–	–	–	–	301

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$3,429	$–	$–	$–	$–
Ending Notional Balance Long	7,350	–	–	–	–
Interest Contracts
Average Notional Balance Long	–	258	1,886,631	–	144,078
Average Notional Balance Short	–	32,058	1,027,074	–	54,022
Ending Notional Balance Long	–	1,550	1,610,740	–	186,987
Ending Notional Balance Short	–	29,176	601,241	–	76,626
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	69,819	–	–
Average Notional Balance Short	–	–	69,193	–	–
Ending Notional Balance Long	–	–	48,533	–	–
Ending Notional Balance Short	–	–	48,454	–	–
Swaps:
Total Return Contracts
Average Notional Balance Long	–	–	–	40,148	–
Ending Notional Balance Long	–	–	–	50,800	–
Credit Contracts
Average Notional Balance Short	–	–	159,932	19,911	–
Ending Notional Balance Short	–	–	175,760	18,975	–
Interest Contracts
Average Notional Balance Long	–	–	498,531	–	–
Average Notional Balance Short	–	–	498,531	–	–
Ending Notional Balance Long	–	–	768,382	–	–
Ending Notional Balance Short	–	–	768,382	–	–
Options:
Interest
Average Notional Balance Long†	–	–	1,415	–	–
Average Notional Balance Short†	–	–	1,273	–	–
Ending Notional Balance Long†	–	–	1,481	–	–
Ending Notional Balance Short†	–	–	1,094	–	–
Currency
Average Notional Balance Long†	–	–	63	–	–
Ending Notional Balance Long†	–	–	116	–	–
Credit
Average Notional Balance Long†	–	–	11	–	–
Average Notional Balance Short†	–	–	10	–	–

	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund	Limited Duration Bond Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$–	$–	$–	$100,942	$–
Average Notional Balance Short	–	–	–	63,370	42,442
Ending Notional Balance Long	–	–	–	24,262	–
Ending Notional Balance Short	–	–	–	–	45,481

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	335

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund	Limited Duration Bond Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts: (continued)
Interest Contracts
Average Notional Balance Long	$10,045	$94,283,673	$102,635	$–	$59,129
Average Notional Balance Short	4,707	105,841,485	–	–	167,154
Ending Notional Balance Long	9,876	142,846,117	94,076	–	55,550
Ending Notional Balance Short	4,785	123,115,365	–	–	140,683
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	1,992,325	–	690,960	61,045
Average Notional Balance Short	–	1,995,730	–	692,614	60,842
Ending Notional Balance Long	–	2,327,817	–	752,008	102,604
Ending Notional Balance Short	–	2,325,525	–	746,731	102,399
Swaps:
Credit Contracts
Average Notional Balance Long	–	–	–	–	18,611
Average Notional Balance Short	–	3,335,567	–	–	15,083
Ending Notional Balance Long	–	–	–	–	21,031
Ending Notional Balance Short	–	6,168,900	–	–	19,306
Interest Contracts
Average Notional Balance Long	–	376,310,939	–	–	169,568
Average Notional Balance Short	–	376,310,939	–	–	169,568
Ending Notional Balance Long	–	376,775,922	–	–	99,673
Ending Notional Balance Short	–	376,775,922	–	–	99,673
Foreign Exchange Contracts
Average Notional Balance Short	–	16,940,744	–	–	–
Equity Contracts
Average Notional Balance Long	–	–	–	385,507	–
Average Notional Balance Short	–	–	–	404,205	–
Ending Notional Balance Long	–	–	–	387,305	–
Ending Notional Balance Short	–	–	–	391,800	–
Options:
Interest
Average Notional Balance Long†	–	–	–	4,634	14
Average Notional Balance Short†	–	–	–	–	11
Ending Notional Balance Long†	–	–	–	6,951	–

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected

336	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of November 30, 2018 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Large Cap Fund	$ –	$66	$ –	$ 66	$ –	$ 2	$ –	$ 2
Large Cap Disciplined Equity Fund	–	60	–	60	–	–	–	–
Large Cap Index Fund	–	88	–	88	–	–	–	–
S&P 500 Index Fund	–	534	–	534	–	–	–	–
Extended Market Index Fund	–	128	–	128	–	–	–	–
Small Cap Fund	–	6	–	6	–	–	–	–
Small Cap II Fund	–	2	–	2	–	–	–	–
Small/Mid Cap Equity Fund	–	13	–	13	–	–	–	–
U.S. Equity Factor Allocation Fund	–	28	–	28	–	–	–	–
U.S. Managed Volatility Fund	–	134	–	134	–	1	–	1
Global Managed Volatility Fund	–	50	–	50	–	20	–	20
World Equity Ex-US Fund	–	406	–	406	–	1,081	–	1,081
Screened World Equity Ex-US Fund	–	5	–	5	–	12	–	12
World Select Equity Fund	242	463	–	705	–	666	–	666
Emerging Markets Equity	–	–	–	–	–	30	–	30
Opportunistic Income Fund	–	2	–	2	–	9	–	9
Core Fixed Income Fund	1,251	676	127	2,054	1,124	870	231	2,225
High Yield Bond Fund	–	–	–	–	–	27	–	27
Long Duration Fund	–	201	–	201	–	95	–	95
Long Duration Credit Fund	–	364	–	364	–	460	–	460
Ultra Short Duration Bond Fund	–	1	–	1	–	6	–	6
Emerging Markets Debt Fund	–	119	82	201	–	344	3	347
Limited Duration Bond Fund	–	8	–	8	–	–	–	–
Dynamic Asset Allocation Fund	7,362	122	–	7,484	–	–	–	–
Multi-Asset Real Return Fund	–	844	901	1,745	–	1,245	916	2,161

Securities with an aggregate market value of $0 ($ Thousands) have been pledged and $50,785 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2018.

	Securities at aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)
Large Cap Fund	$–	$673	$673
Small Cap Fund	–	71	71
Small Cap II Fund	–	11	11
U.S. Equity Factor Allocation Fund	–	218	218
U.S. Managed Volatility Fund	–	1,290	1,290
Global Managed Volatility Fund	–	764	764
World Equity Ex-US Fund	–	16,218	16,218
Screened World Equity Ex-US Fund	–	166	166
World Select Equity Fund	–	9,789	9,789
Emerging Markets Equity	–	598	598
Opportunistic Income Fund	–	136	136

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	337

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

	Securities at aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)
Core Fixed Income Fund	$–	$9,093	$9,093
High Yield Bond Fund	–	921	921
Ultra Short Duration Bond Fund	–	21	21
Emerging Markets Debt Fund	–	5,561	5,561
Dynamic Asset Allocation Fund	–	1,038	1,038
Multi-Asset Real Return Fund	–	4,217	4,217
Total	$–	$50,785	$50,785

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2018 ($ Thousands):

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
Global Managed volatility Fund	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Brown Brothers Harriman	$ 633	$ –	$ –	$ 633	$ 570	$ –	$ –	$ –	$ 570	$ 63	$ –	$ 63
Total Over the Counter	$ 633	$ –	$ –	$ 633	$ 570	$ –	$ –	$ –	$ 570

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
World Equity Ex-US Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Morgan Stanley	$ 635	$ –	$ –	$ 635	$ –	$ –	$ –	$ –	$ –	$ 635	$ –	$ 635
Goldman Sachs	115			115						115		115
Total Over the Counter	$ 750	$ –	$ –	$ 750	$ –	$ –	$ –	$ –	$ –

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
World Select Equity Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Brown Brothers Harriman	$ 1,125	$ –	$ –	$ 1,125	$1,072	$ –	$ –	$ –	$ 1,072	$53	$ –	$ 53
Total Over the Counter	$ 1,125	$ –	$ –	$ 1,125	$1,072	$ –	$ –	$ –	$ 1,072

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Core Fixed Income Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Citigroup	$ 301	$ –	$ –	$ 301	$ 113	$ –	$ –	$ –	$ 113	$ 188	$ –	$ 188
Goldman Sachs	175	15	–	190	284	–	–	–	284	(94)	–	(94)
Total Over the Counter	$ 476	$ 15	$ –	$ 491	$ 397	$ –	$ –	$ –	$ 397

338	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
High Yield Bond Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
JPMorgan	$ –	$ –	$ 824	$ 824	$ –	$ –	$ –	$ –	$ –	$ 824	$ –	$ 824
Total Over the Counter	$ –	$ –	$ 824	$ 824	$ –	$ –	$ –	$ –	$ –

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Emerging Markets Debt Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Barclay	$ –	$ –	$ –	$ –	$ 74	$ –	$ –	$ –	$ 74	$ (74)	$ –	$ (74)
Citibank	–	–	196	196	–	–	–	–	–	196	–	196
Citigroup	12,092	–	–	12,092	11,126	–	–	–	11,126	966	–	966
Credit Suisse	–	–	81	81	–	–	–	–	–	81	–	81
Goldman Sachs	17,024	–	1,127	18,151	9,880	–	3,627	–	13,507	4,644	2,041	6,685
JPMorgan Chase Bank	5,266	–	770	6,036	11,468	–	883	–	12,351	(10,542)	–	(10,542)
Standard Bank	1,039	–	–	1,039	856	–	–	–	856	(856)	–	(856)
State Street	178	–	–	178	35	–	–	–	35	143	–	143
Total Over the Counter	$ 35,599	$ –	$ 2,174	$ 37,773	$ 33,439	$ –	$ 4,510	$ –	$ 37,949

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
Dynamic Asset	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Allocation Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Bank of America	$ –	$ –	$ –	$ –	$ 816	$ –	$ –	$ –	$ 816	$ (816)	$ –	$ (816)
Barclays PLC	2	–	–	2	7	–	–	–	7	(5)	–	(5)
BNP Paribas	–	–	–	–	–	–	3,350	–	3,350	(3,350)	–	(3,350)
Deutsche Bank	110	–	–	110	–	–	–	–	–	110	–	110
HSBC	–	–	3,042	3,042	–	–	–	–	–	3,042	–	3,042
Morgan Stanley	–	–	19,375	19,375	–	–	8,716	–	8,716	10,659	–	10,659
Standard Chartered	6,031	–	–	6,031	–	–	–	–	–	6,031	–	6,031
TD Securities	–	–	–	–	43	–	–	–	43	(43)	–	(43)
Total Over the Counter	$ 6,143	$ –	$ 22,417	$ 28,560	$ 866	$ –	$ 12,066	$ –	$ 12,932

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Multi-Asset Real Return Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Barclays PLC	$ –	$ –	$ –	$ –	$ 3	$ –	$ –	$ –	$ 3	$ (3)	$ 3	$ –
BNP Paribas	59	–	–	59	–	–	–	–	–	59	–	59
Brown Brothers Harriman	69	–	–	69	4	–	–	–	4	65	–	65
Chase Securities	–	–	–	–	–	–	–	74,198	74,198	(74,198)	72,130	(2,068)
Citibank	–	–	–	–	–	–	33	–	33	(33)	–	(33)
Citigroup	151	–	112	263	7	–	210	–	217	46	–	46
Credit Suisse	19	–	10	29	–	–	238	–	238	(209)	–	(209)
Deutsche Bank	–	–	–	–	14	–	107	–	121	(121)	121	–
Goldman Sachs	4	–	14	18	151	–	157	–	308	(290)	–	(290)
HSBC	–	–	–	–	–	–	–	93,910	93,910	(93,910)	92,130	(1,780)
JPMorgan Chase Bank	150	–	–	150	17	–	1	20,150	20,168	(20,018)	20,018	–
Macquarie Bank	–	–	238	238	–	–	–	–	–	238	–	238
Merrill Lynch	–	–	233	233	–	–	–	54,691	54,691	(54,458)	54,141	(317)
Morgan Stanley	4	–	–	4	86	–	–	–	86	(82)	82	–
RBS	46	–	–	46	6	–	–	–	6	40	–	40
Societe Generale	–	–	151	151	–	–	–	–	–	151	–	151
Standard Bank	93	–	–	93	65	–	–	–	65	28	–	28
UBS	1	–	–	1	–	–	–	–	–	1	–	1

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	339

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

		Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset	Forward	Purchased			Forward	Written				Net Market
Real	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
Return	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Total Over the Counter	$ 596	$ —	$ 758	$ 1,354	$ 353	$ —	$ 746	$ 242,949	$ 244,048

(1)

 Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

(2)	Excess collateral pledged is not shown for financial reporting purposes.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2018 ($ Thousands)	% of Total Net Assets at November 30, 2018
Dynamic Asset Allocation Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$94,509	6.6%

Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$164,905	18.0%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT

SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2018, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waiver at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.18%
Large Cap Disciplined Equity Fund	0.40	0.17
Large Cap Index Fund	0.05*	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.42
Small Cap II Fund	0.65	0.40
Small/Mid Cap Equity Fund	0.65	0.40
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.65	0.18
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.30
Screened World Equity Ex-US Fund	0.65	0.24
World Select Equity Fund	0.55	0.27
Emerging Markets Equity Fund	1.05	0.56
Opportunistic Income Fund	0.45	0.22
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.28
Long Duration Fund	0.30	0.13
Long Duration Credit Fund	0.30	0.13
Ultra Short Duration Bond Fund	0.15	0.10

340	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Emerging Markets Debt Fund	0.85	0.38
Real Return Fund	0.22	0.01
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.06
Multi-Asset Real Return Fund	0.55	0.18

As of November 30, 2018, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

AJO, LP

AQR Capital Management, LLC

Coho Partners, Ltd.

Fiera Capital, Inc.

LSV Asset Management*

Mar Vista Investment Partners, LLC

Large Cap Disciplined Equity Fund

AJO, LP

AQR Capital Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

OppenheimerFunds, Inc.

Quantitative Management Associates, LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

AQR Capital Management, LLC

Axiom International Investors, LLC

EAM Investors, LLC

Falcon Point Capital, LLC

LSV Asset Management*

William Blair & Company, LLC

Small Cap II Fund

AQR Capital Management, LLC

Arrowpoint Asset Management, LLC

EAM Investors, LLC

Falcon Point Capital, LLC

LMCG Investments, LLC

Snow Capital Management, L.P.

Small/Mid Cap Equity Fund

AQR Capital Management, LLC

Arrowpoint Asset Management, LLC

Axiom International Investors, LLC

Cardinal Capital Management LLC

CastleArk Management, LLC

Falcon Point Capital, LLC

Integrity Asset Management, LLC (subsidiary of Victory

Capital Management Inc.)

LSV Asset Management*

U.S. Managed Volatility Fund

LSV Asset Management*

Wells Capital Management, Inc.

Global Managed Volatility Fund

Acadian Asset Management, LLC

LSV Asset Management*

Wells Capital Management, Inc.

World Equity Ex-US Fund

Acadian Asset Management, LLC

AllianceBernstein, L.P.

Bailie Gifford Overseas Ltd

BlackRock International, Ltd.

EARNEST Partners LLC

J O Hambro Capital Management Limited

McKinley Capital Management, LLC

Wells Capital Management, Incorporated

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Baillie Gifford Overseas Ltd.

EARNEST Partners LLC

McKinley Capital Management, LLC

World Select Equity Fund

AS Trigon Asset Management

Fiera Capital Inc.

Fondmaeglerselskabet Maj Invest A/S

INTECH Investment Management LLC

LSV Asset Management*

Metropole Gestion SA

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

Sompo Japan Nipponkoa Asset Management Co., Ltd.

Towle & Co. SIMC

Emerging Markets Equity Fund

AllianceBernstein L.P.

Causeway Capital Management LLC

J O Hambro Capital Management Limited

KBI Global Investors (North America) Ltd.

RWC Asset Advisor (US) LLC

WCM Investment Management

Opportunistic Income Fund

Ares Management, LLC

Manulife Asset Management (US), LLC

Schroder Investment Management North America, Inc.

Wellington Management Company, LLP

Core Fixed Income Fund

Jennison Associates LLC

Logan Circle Partners, L.P.

Metropolitan West Asset Management, LLC

Wells Capital Management, Incorporated

Western Asset Management Company Limited

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	341

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

High Yield Bond Fund

Ares Management, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management Americas, Inc.

Metropolitan West Asset Management LLC

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Logan Circle Partners, L.P.

Metropolitan West Asset Management LLC

Ultra Short Duration Bond Fund

Logan Circle Partners, L.P.

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Investec Asset Management Ltd.

Marathon Asset Management L.P.

Neuberger Berman Investment Advisers, LLC

Stone Harbor Investment Partners, L.P.

Limited Duration Bond Fund

Logan Circle Partners, L.P.

Metropolitan West Asset Management LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

Logan Circle Partners, L.P.

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

QS Investors, LLC

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2018, were as follows ($ Thousands):

Large Cap Fund	$ 19
Small Cap II Fund	–
Small/Mid Cap Equity Fund	1
World Equity Ex-US Fund	267
World Select Equity Fund	22

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility and Intermediate Duration Credit Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2018, were as follows ($ Thousands):

Large Cap Fund	$ 206
Small Cap Fund	200
Small/Mid Cap Equity Fund	708
Global Managed Volatility Fund	1,410
U.S. Managed Volatility Fund	953
World Select Equity Fund	129

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2018, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security —The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash

342	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

collateral from the securities lending program in the SEI Liquidity Fund, L.P.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate.

During the period ended November 30, 2018, the Trust borrowed from SEI Institutional Managed Trust, Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

Account Name	Date	Amount Borrowed	Interest Paid	Rate
World Select Equity Fund	10/3/2018	$9,000	$2	3.24%
Limited Duration Bond Fund	07/03/2018	24,000	4	2.94%

At November 30, 2018, the Trust had no outstanding borrowings.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018
Class A:
Shares Issued	5,272	5,231	6,388	28,194	621	1,188	15,738	82,115
Shares Issued in Lieu of Dividends and Distributions	565	18,011	1,188	32,358	98	503	2,891	7,494
Shares Redeemed	(8,479)	(49,820)	(54,499)	(105,043)	(1,750)	(4,640)	(40,827)	(110,499)
Total Decrease in Net Assets Derived from Class A Transactions	(2,642)	(26,578)	(46,923)	(44,491)	(1,031)	(2,949)	(22,198)	(20,890)

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018
Class A:
Shares Issued	5,315	24,849	1,200	1,342	1,486	5,284	5,762	22,423
Shares Issued in Lieu of Dividends and Distributions	418	2,986	55	2,478	81	4,424	472	15,135
Shares Redeemed	(6,629)	(30,144)	(3,465)	(12,601)	(3,762)	(12,837)	(19,569)	(51,594)
Total Decrease in Net Assets Derived from Class A Transactions	(896)	(2,309)	(2,210)	(8,781)	(2,195)	(3,129)	(13,335)	(14,036)

	U.S. Equity Factor Allocation Fund^		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2018 to 11/30/2018 (Unaudited)	4/26/2018 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018
Class A:
Shares Issued	36,274	25,304	9,174	27,362	15,439	74,769	51,854	151,705
Shares Issued in Lieu of Dividends and Distributions	209	—	1,009	10,744	—	6,931	—	13,727
Shares Redeemed	(1,853)	(181)	(12,613)	(48,201)	(18,396)	(33,810)	(45,152)	(191,630)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	34,630	25,123	(2,430)	(10,095)	(2,957)	47,890	6,702	(26,198)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	343

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

	Screened World Equity Ex-US Fund		World Select Equity Fund*		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/30/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018
Class A:
Shares Issued	470	2,221	968	116,481	6,998	18,718	8,691	46,758
Shares Issued in Lieu of Dividends and Distributions	—	103	—	1,719	—	2,671	4,278	10,049
Shares Redeemed	(355)	(2,782)	(4,566)	(8,547)	(7,865)	(45,750)	(43,485)	(97,884)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	115	(458)	(3,598)	109,653	(867)	(24,361)	(30,516)	(41,077)

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018
Class A:
Shares Issued	82,960	212,304 †	16,269	53,865 †	34,648	87,004	33,959	80,647
Shares Issued in Lieu of Dividends and Distributions	10,810	17,258	9,777	22,803	4,674	9,953	8,240	16,674
Shares Redeemed	(79,055)	(132,472)	(29,918)	(69,457)	(52,704)	(111,476)	(21,695)	(59,011)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	14,715	97,090	(3,872)	7,211	(13,382)	(14,519)	20,504	38,310

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018
Class A:
Shares Issued	12,038	26,917	22,927	45,360	11,704	7,738	26,042	51,399
Shares Issued in Lieu of Dividends and Distributions	611	970	2,696	14,103	365	351	1,813	2,483
Shares Redeemed	(14,498)	(28,108)	(19,546)	(41,119)	(1,664)	(6,716)	(15,226)	(47,406)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(1,849)	(221)	6,077	18,344	10,405	1,373	12,629	6,476

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018	6/1/2018 to 11/30/2018 (Unaudited)	6/1/2017 to 5/31/2018
Class A:
Shares Issued	41,123	141,776	4,045	21,282	7,356	39,934
Shares Issued in Lieu of Dividends and Distributions	4,617	6,003	—	4,607	—	1,677
Shares Redeemed	(13,489)	(41,887)	(8,166)	(32,873)	(14,447)	(15,018)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	32,251	105,892	(4,121)	(6,984)	(7,091)	26,593

^ Fund commenced operations on April 26, 2018.

† Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

* Fund commenced operations on June 30, 2017.

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2018, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$625,763	$625,763
Sales	—	729,349	729,349

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Disciplined Equity Fund
Purchases	—	1,511,188	1,511,188
Sales	—	2,176,263	2,176,263
Large Cap Index Fund
Purchases	—	183,438	183,438
Sales	—	404,878	404,878
S&P 500 Index Fund
Purchases	—	275,925	275,925
Sales	—	692,883	692,883

344	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Extended Market Index Fund
Purchases	—	265,019	265,019
Sales	—	299,543	299,543
Small Cap Fund
Purchases	—	207,548	207,548
Sales	—	255,104	255,104
Small Cap II Fund
Purchases	—	316,200	316,200
Sales	—	368,216	368,216
Small/Mid Cap Equity Fund
Purchases	—	707,349	707,349
Sales	—	961,524	961,524
U.S. Equity Factor Allocation Fund
Purchases	—	456,398	456,398
Sales	—	91,341	91,341
U.S. Managed Volatility Fund
Purchases	—	291,799	291,799
Sales	—	333,904	333,904
Global Managed Volatility Fund
Purchases	—	1,223,667	1,223,667
Sales	—	687,623	687,623
World Equity Ex-US Fund
Purchases	—	3,392,547	3,392,547
Sales	—	3,267,171	3,267,171
Screened World Equity Ex-US Fund
Purchases	—	28,137	28,137
Sales	—	23,384	23,384
World Select Equity Fund
Purchases	—	704,243	704,243
Sales	—	738,732	738,732
Emerging Markets Equity Fund
Purchases	—	302,791	302,791
Sales	—	308,227	308,227
Opportunistic Income Fund
Purchases	22,961	104,345	127,306
Sales	26,986	287,683	314,669
Core Fixed Income Fund
Purchases	11,140,107	1,367,574	12,507,681
Sales	11,358,707	1,202,090	12,560,797
High Yield Bond Fund
Purchases	—	647,457	647,457
Sales	—	669,141	669,141
Long Duration Fund
Purchases	553,940	274,419	828,359
Sales	608,485	222,084	830,569
Long Duration Credit Fund
Purchases	790,595	621,292	1,411,887
Sales	738,158	468,755	1,206,913
Ultra Short Duration Bond Fund
Purchases	20,095	90,034	110,129
Sales	19,700	77,487	97,187
Emerging Markets Debt Fund
Purchases	689,094	1,087,421	1,776,515
Sales	536,727	1,105,517	1,642,244
Real Return Fund
Purchases	22,961	104,345	127,306
Sales	26,986	287,683	314,669
Limited Duration Bond Fund
Purchases	658,411	401,978	1,060,389

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Sales	563,802	280,633	844,435
Intermediate Duration Credit Fund
Purchases	1,106,425	774,386	1,880,811
Sales	1,090,450	445,756	1,536,206
Dynamic Asset Allocation Fund
Purchases	—	67,761	67,761
Sales	—	145,143	145,143
Multi-Asset Real Return Fund
Purchases	65,013	14,991	80,004
Sales	96,364	43,262	139,626

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October of 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The distribution requirement is consistent with the Funds’ policy. Since the proposed regulation has not been finalized, the final regulation could impose additional restrictions and the Funds might need to significantly change their investment Strategies which could adversely affect such Funds.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these

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November 30, 2018

differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2018 were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2018	$73,253	$273,434	$–	$346,687
	2017	25,987	71,695	–	97,682
Large Cap Disciplined Equity Fund
	2018	155,301	289,435	–	444,736
	2017	103,215	83,060	–	186,275
Large Cap Index Fund
	2018	53,158	46,650	–	99,808
	2017	38,016	25,618	–	63,634
S&P 500 Index Fund
	2018	95,618	14,510	–	110,128
	2017	62,217	–	–	62,217
Extended Market Index Fund
	2018	20,019	26,141	–	46,160
	2017	13,998	13,853	–	27,851
Small Cap Fund
	2018	8,555	37,346	–	45,901
	2017	4,465	14,225	–	18,690
Small Cap II Fund
	2018	9,556	45,579	–	55,135
	2017	2,948	8	–	2,956
Small/Mid Cap Equity Fund
	2018	56,713	140,167	–	196,880
	2017	37,496	46,109	–	83,605
U.S. Equity Factor Allocation Fund
	2018	–	–	–	–
U.S. Managed Volatility Fund
	2018	51,841	106,838	–	158,679
	2017	38,731	61,333	–	100,064
Global Managed Volatility Fund
	2018	59,293	27,107	–	86,400
	2017	43,994	1,910	–	45,904
World Equity Ex-US Fund
	2018	170,185	25,221	–	195,406
	2017	141,484	–	–	141,484
Screened World Equity Ex-US Fund
	2018	2,086	–	–	2,086
	2017	1,510	–	–	1,510
World Select Equity Fund
	2018	16,274	2,794	–	19,068
Emerging Markets Equity Fund
	2018	32,051	–	–	32,051
	2017	22,033	–	–	22,033
Opportunistic Income Fund
	2018	84,466	–	–	84,466
	2017	48,801	–	–	48,801
Core Fixed Income Fund
	2018	179,674	–	–	179,674

346	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
	2017	$194,056	$12,305	$–	$206,361
High Yield Bond Fund
	2018	210,047	–	–	210,047
	2017	206,105	–	–	206,105
Long Duration Fund
	2018	78,788	11,123	–	89,911
	2017	147,667	20,544	–	168,211
Long Duration Credit Fund
	2018	152,524	20,433	–	172,957
	2017	130,141	3,566	–	133,707
Ultra Short Duration Bond Fund
	2018	9,823	–	–	9,823
	2017	7,896	–	–	7,896
Emerging Markets Debt Fund
	2018	148,794	–	–	148,794
	2017	68,236	–	–	68,236
Real Return Fund
	2018	3,375	–	–	3,375
	2017	2,419	–	–	2,419
Limited Duration Bond Fund
	2018	24,919	–	–	24,919
	2017	18,542	–	–	18,542
Intermediate Duration Credit Fund
	2018	60,200	–	–	60,200
	2017	41,173	–	–	41,173
Dynamic Asset Allocation Fund
	2018	74,881	20,271	–	95,152
	2017	35,306	–	–	35,306
Multi-Asset Real Return Fund
	2018	14,386	–	–	14,386
	2017	12,571	–	–	12,571

As of May 31, 2018, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$60,066	$137,886	$–	$–	$–	$265,001	$(1)	$462,952
Large Cap Disciplined Equity Fund	61,716	284,578	–	–	–	453,470	(5)	799,759
Large Cap Index Fund	8,629	164,335	–	–	–	1,146,269	(1)	1,319,232
S&P 500 Index Fund	14,163	29,157	–	–	–	1,105,939	(1)	1,149,258
Extended Market Index Fund	6,265	18,615	–	–	–	226,492	2	251,374
Small Cap Fund	6,760	30,370	–	–	–	68,347	–	105,477
Small Cap II Fund	11,559	28,288	–	–	–	59,783	(1)	99,629
Small/Mid Cap Equity Fund	12,808	121,025	–	–	–	273,283	(2)	407,114
U.S. Equity Factor Allocation Fund	354	–	(75)	–	–	1,967	–	2,246
U.S. Managed Volatility Fund	19,809	118,861	–	–	–	171,704	1	310,375
Global Managed Volatility Fund	41,838	43,064	–	–	–	153,996	–	238,898
World Equity Ex-US Fund	99,052	223,056	–	–	–	1,412,670	(2)	1,734,776
Screened World Equity Ex-US Fund	1,332	–	–	–	–	14,190	–	15,522
World Select Equity Fund	49,290	2,618	–	–	–	69,828	–	121,736
Emerging Markets Equity Fund	29,660	55,510	–	–	–	160,139	(1)	245,308
Opportunistic Income Fund	12,940	–	(38,328)	–	–	2,736	2	(22,650)
Core Fixed Income Fund	16,303	–	(86,175)	–	–	(51,277)	(33,149)	(154,298)
High Yield Bond Fund	24,379	–	(55,938)	–	–	(103,352)	(15,955)	(150,866)

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November 30, 2018

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Long Duration Fund	$10,212	$6,378	$–	$–	$–	$27,763	$(17,456)	$26,897
Long Duration Credit Fund	14,526	3,071	–	–	–	(58,999)	(16,563)	(57,965)
Ultra Short Duration Bond Fund	1,036	–	(4,383)	–	–	(334)	(1,042)	(4,723)
Emerging Markets Debt Fund	–	–	–	–	(1,649)	(146,167)	(29,252)	(177,068)
Real Return Fund	1,160	–	(5,311)	–	–	(2,251)	2	(6,400)
Limited Duration Bond Fund	17	–	(7,408)	–	–	(8,511)	(27)	(15,929)
Intermediate Duration Credit Fund	132	–	(16,622)	–	–	(51,532)	(2,110)	(70,132)
Dynamic Asset Allocation Fund	–	–	–	–	(15,940)	1,003,007	120	987,187
Multi-Asset Real Return Fund	16,115	–	(21,757)	(4,604)	–	(79,190)	(361)	(89,797)

Post-October losses represent losses realized on investment transactions from November 1, 2017 through May 31, 2018 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2020 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2018 ($ Thousands)
Opportunistic Income Fund	$19,071	$–	$19,071

During the year ended May 31, 2018, the World Equity Ex-US Fund, Emerging Markets Equity Fund, High Yield Bond Fund and Emerging Markets Debt Fund utilized capital loss carryforwards to offset capital gains of $148,976 ($ Thousands), $17,361 ($ Thousands), $13,866 ($ Thousands) and $22,991 ($ Thousands), respectively. The Opportunistic Income Fund had expired capital losses in the amount of $23,512 ($ Thousands) for the year ended May 31, 2018.

Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
U.S. Equity Factor Allocation Fund	$33	$42	$75
Opportunistic Income Fund	–	19,257	19,257
Core Fixed Income Fund	34,189	51,986	86,175
High Yield Bond Fund	–	55,938	55,938
Ultra Short Duration Bond Fund	1,279	3,104	4,383
Real Return Fund	572	4,739	5,311
Limited Duration Bond Fund	6,202	1,206	7,408
Intermediate Duration Credit Fund	3,598	13,024	16,622
Multi-Asset Real Return Fund	20,329	1,428	21,757

*This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of investments owned at November 30, 2018, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2018, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,147,544	$245,761	$(38,256)	$207,505
Large Cap Disciplined Equity Fund	2,169,259	388,909	(75,810)	313,099
Large Cap Index Fund	759,175	1,108,444	(27,813)	1,080,631
S&P 500 Index Fund	2,882,050	1,302,504	(135,448)	1,167,056
Extended Market Index Fund	870,842	259,461	(74,929)	184,532
Small Cap Fund	320,314	52,047	(19,585)	32,462

348	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Small Cap II Fund	$437,134	$47,116	$(27,193)	$19,923
Small/Mid Cap Equity Fund	1,378,520	218,161	(88,377)	129,784
U.S. Equity Factor Allocation Fund	606,787	18,884	(22,430)	(3,546)
U.S. Managed Volatility Fund	1,113,131	257,242	(39,466)	217,776
Global Managed Volatility Fund	2,120,094	269,757	(111,723)	158,034
World Equity Ex-US Fund	7,217,641	1,041,674	(404,384)	637,290
Screened World Equity Ex-US Fund	96,129	11,481	(7,565)	3,916
World Select Equity Fund	1,129,551	62,025	(107,374)	(45,349)
Emerging Markets Equity Fund	885,682	132,656	(92,434)	40,222
Opportunistic Income Fund	1,651,458	13,756	(20,949)	(7,193)
Core Fixed Income Fund	7,194,024	36,728	(145,175)	(108,447)
High Yield Bond Fund	2,851,158	65,381	(160,885)	(95,504)
Long Duration Fund	1,805,672	32,954	(80,470)	(47,516)
Long Duration Credit Fund	4,075,178	9,457	(256,356)	(246,899)
Ultra Short Duration Bond Fund	461,555	603	(2,027)	(1,424)
Emerging Markets Debt Fund	2,306,726	7,961	(209,566)	(201,605)
Real Return Fund	254,938	–	(4,849)	(4,849)
Limited Duration Bond Fund	1,525,137	1,128	(10,732)	(9,604)
Intermediate Duration Credit Fund	3,051,158	2,965	(107,036)	(104,071)
Dynamic Asset Allocation Fund	1,385,689	1,077,846	(57,498)	1,020,348
Multi-Asset Real Return Fund	1,065,460	42,450	(32,886)	9,564

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation

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in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds)

Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk —

Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk —

Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency

350	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund’s use of futures contracts and swaps is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes Risk — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or on the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuer located in the U.S.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Sovereign Debt Securities Risk — The

risks that (i) the governmental entity that controls the

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NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in

352	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be

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NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2018

subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Social Investment Criteria Risk — The Fund’s portfolio is subject to certain social investment criteria. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the

354	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

11. IN-KIND TRANSFERS OF SECURITIES

During the period ended November 30, 2018, there were no In-Kind transactions.

During the year ended May 31, 2018, the Core Fixed Income Fund, High Yield Bond Fund and Intermediate Duration Credit Fund issued/(redeemed) shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Core Fixed Income Fund
07/24/2017	9,131	$9,201	$–
01/02/2018	17,856	18,785	–
High Yield Bond Fund
01/02/2018	18,948	20,000	–
Intermediate Duration Credit Fund
01/02/2018	5,600	5,656	–
01/08/2018	21,488	23,296	–

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2018 ($ Thousands):

	Securities	Cash

	Loaned at	Collateral	Net

Fund	Value	Received(1)	Amount

Large Cap Fund	$13,195	$13,195	-

Large Cap Disciplined Equity Fund	45,000	45,000	-

Large Cap Index Fund	28,336	28,336	-

S&P 500 Index Fund	39,965	39,965	-

Extended Market Index Fund	106,317	106,317	-

Small Cap Fund	31,187	31,187	-

Small Cap II Fund	59,455	59,455	-

Small/Mid Cap Equity Fund	129,991	129,991	-

World Equity Ex-US Fund	354,580	354,580	-

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2018, SPTC held of record the following:

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	355

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

November 30, 2018

Fund	% Held

Large Cap Fund	50.03%

Large Cap Disciplined Equity Fund	65.59%

Large Cap Index Fund	61.30%

S&P 500 Index Fund	51.49%

Extended Market Index Fund	65.12%

Small Cap Fund	37.21%

Small Cap II Fund	48.64%

Small/Mid Cap Equity Fund	50.15%

U.S. Equity Factor Allocation Fund	69.68%

U.S. Managed Volatility Fund	50.77%

Global Managed Volatility Fund	53.15%

World Equity Ex-US Fund	57.59%

Screened World Equity Ex-US Fund	100.00%

World Select Equity Fund	79.44%

Emerging Markets Equity Fund	60.86%

Opportunistic Income Fund	72.10%

Core Fixed Income Fund	59.29%

High Yield Bond Fund	53.96%

Long Duration Fund	61.56%

Long Duration Credit Fund	43.87%

Ultra Short Duration Bond Fund	71.63%

Emerging Markets Debt Fund	58.19%

Real Return Fund	70.45%

Limited Duration Bond Fund	65.64%

Intermediate Duration Credit Fund	63.65%

Dynamic Asset Allocation Fund	66.15%

Multi-Asset Real Return Fund	63.71%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

14. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets/. The amounts presented in the current Statements of Changes in Net Assets/ Consolidated Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

	Net

	Investment	Net Realized

	Income	Gains	Total
Large Cap Fund	$33,574	$313,113	$346,687
Large Cap Disciplined Equity Fund	62,193	382,543	444,736
Large Cap Index Fund	48,151	51,657	99,808
S&P 500 Index Fund	90,271	19,857	110,128
Extended Market Index Fund	12,396	33,764	46,160
Small Cap Fund	2,955	42,946	45,901
Small Cap II Fund	2,858	52,277	55,135
Small/Mid Cap Equity Fund	17,110	179,770	196,880
U.S. Managed Volatility Fund	38,279	120,400	158,679
Global Managed Volatility Fund	43,427	42,973	86,400
World Equity Ex-US Fund	170,185	25,221	195,406
World Select Equity Fund	8,688	10,380	19,068
Emerging Markets Equity Fund	22,376	9,675	32,051
Core Fixed Income Fund	178,015	1,659	179,674
High Yield Bond Fund	183,431	26,616	210,047
Long Duration Fund	76,934	12,977	89,911
Long Duration Credit Fund	145,168	27,789	172,957
Dynamic Asset Allocation Fund	63,308	31,844	95,152

15. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

16. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2018.

356	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2018

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2018 through November 30, 2018).

The table on this page illustrates your fund’s costs in two ways:

•Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.60	0.20%	$1.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.20%	$1.01
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,013.90	0.19%	$0.96
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.19%	$0.96
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,025.10	0.04%	$0.20
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.90	0.04%	$0.20
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,029.80	0.05%	$0.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.80	0.05%	$0.25

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period *
Extended Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$967.10	0.06%	$0.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.80	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$955.50	0.44%	$2.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.90	0.44%	$2.23
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$962.40	0.43%	$2.12
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,002.90	0.43%	$2.18
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$960.90	0.42%	$2.06
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.00	0.42%	$2.13

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	357

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

November 30, 2018

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period *
U.S. Equity Factor Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,013.80	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,025.00	0.02%	$0.10
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,068.40	0.20%	$1.04
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.20%	$1.01
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,028.20	0.24%	$1.22
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.90	0.24%	$1.22
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$899.90	0.31%	$1.48
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.50	0.31%	$1.57
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$906.80	0.33%	$1.58
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.40	0.33%	$1.67
World Select Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$938.10	0.30%	$1.46
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.60	0.30%	$1.52
Emerging Markets Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$871.50	0.66%	$3.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.80	0.66%	$3.35
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,012.10	0.24%	$1.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.90	0.24%	$1.22
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.50	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.50	0.12%	$0.61
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.10	0.29%	$1.46
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.60	0.29%	$1.47

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period *
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$961.80	0.15%	$0.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.30	0.15%	$0.76
Long Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$961.90	0.15%	$0.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.30	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,010.10	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.50	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$950.90	0.43%	$2.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.90	0.43%	$2.18
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$997.20	0.03%	$0.15
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.90	0.03%	$0.15
Limited Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.30	0.11%	$0.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.50	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$991.20	0.15%	$0.75
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.30	0.15%	$0.76
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,014.10	0.08%	$0.40
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.70	0.08%	$0.41
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.30	0.92%	$4.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.50	0.92%	$4.66

*

Expenses are equal to the Fund’s annualized expense ratio, including dividend expense, if applicable, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

358	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY  AGREEMENT (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Sub-Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve a sub-advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Sub-Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Sub-Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the level of the Sub-Advisers’ profitability from their Fund-related operations; (vii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the June 26–27, 2018 and September 10–12, 2018 meetings of the Board, the Trustees, including a majority of the Independent Trustees, initially approved certain Sub-Advisory Agreements, or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed the Sub-Advisory Agreement. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	359

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY  AGREEMENT (Unaudited) (Concluded)

deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support initial approval or the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio, noting that they receive reports that permit them to evaluate each Fund’s fees at board meetings throughout the year. Based on the materials considered and discussion at the meetings, the Trustees further determined that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

360	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-120 (11/18)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Equity Factor Allocation Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, World Select Equity Fund, Emerging Markets Equity Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund, Intermediate Duration Credit Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Communication Services — 1.5%
AMC Networks Inc, CI A *	2,653	$159
AT&T Inc	117,731	3,678
Gannett Co Inc (A)	78,550	815
IAC/lnterActiveCorp *	12,445	2,215
Madison Square Garden Co/The, CI A *	2,409	650
Match Group Inc *	2,341	94
TEGNA Inc	55,900	743
Telephone & Data Systems Inc	16,642	595
T-Mobile US Inc *	11,636	796
Twenty-First Century Fox Inc, Cl A	14,465	716
Twitter Inc *	27,383	861
Verizon Communications Inc	147,900	8,918

		20,240

Consumer Discretionary — 12.6%
Advance Auto Parts Inc	4,013	713
Amazon.com Inc *	11,425	19,310
American Eagle Outfitters Inc	51,500	1,078
AutoZone Inc *	6,127	4,957
Best Buy Co Inc	61,190	3,952
Big Lots Inc (A)	17,400	758
Booking Holdings Inc *	919	1,739
Bright Horizons Family Solutions Inc *	14,563	1,772
Brunswick Corp/DE	2,667	141
Burlington Stores Inc *	4,359	723
CarMax Inc *	50,243	3,320
CBS Corp, Cl B	16,333	885
Chipotle Mexican Grill Inc, CI A *	6,623	3,134
Cinemark Holdings Inc	17,307	664
Columbia Sportswear Co	7,563	691
Comcast Corp, Cl A	62,669	2,445
Cooper Tire & Rubber Co (A)	32,100	1,098
Darden Restaurants Inc	16,012	1,770
Deckers Outdoor Corp *	5,946	792
Dick’s Sporting Goods Inc	2,427	87
Dillard’s Inc, Cl A	15,300	1,062
DISH Network Corp, CI A *	3,894	128
Dollar General Corp	89,769	9,963
Dunkin’ Brands Group Inc	17,067	1,263
Foot Locker Inc	77,942	4,396
Ford Motor Co	204,000	1,920
GameStop Corp, Cl A (A)	28,800	393
Gap Inc/The	38,642	1,054
General Motors Co	98,100	3,723
Goodyear Tire & Rubber Co/The	77,400	1,793
Graham Holdings Co, Cl B	258	170
Grand Canyon Education Inc *	14,908	1,824
Harley-Davidson Inc	25,500	1,078
Home Depot Inc/The	24,387	4,397
John Wiley & Sons Inc, Cl A	11,947	661
KB Home	37,600	794

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kohl’s Corp	44,541	$2,992
Las Vegas Sands Corp	8,556	470
Lear Corp	19,087	2,601
Lowe’s Cos Inc	133,190	12,569
Lululemon Athletica Inc *	18,517	2,454
Macy’s Inc	86,891	2,973
Michael Kors Holdings Ltd *	55,584	2,432
Netflix Inc *	6,804	1,947
NIKE Inc, Cl B	85,389	6,414
Omnicom Group Inc	80,335	6,183
O’Reilly Automotive Inc *	15,975	5,540
PVH Corp	3,281	363
Ralph Lauren Corp, Cl A	8,072	899
Ross Stores Inc	84,209	7,377
ServiceMaster Global Holdings Inc *	14,636	648
Skechers U.S.A. Inc, Cl A *	44,230	1,194
Target Corp	103,215	7,324
Tenneco Inc, Cl A	28,400	958
Tiffany & Co	30,156	2,744
TJX Cos Inc/The	177,114	8,652
Urban Outfitters Inc *	52,779	2,010
VF Corp	13,294	1,081
Viacom Inc, Cl B	53,688	1,657
Whirlpool Corp	10,700	1,350
Wolverine World Wide Inc	9,844	341
Wyndham Destinations Inc	8,100	336

		168,157

Consumer Staples — 7.4%
Altria Group Inc	95,900	5,258
Archer-Daniels-Midland Co	60,524	2,785
Colgate-Palmolive Co	61,439	3,903
Conagra Brands Inc	181,444	5,868
Costco Wholesale Corp	22,964	5,311
Dean Foods Co (A)	90,500	456
Estee Lauder Cos Inc/The, Cl A	5,252	749
JM Smucker Co/The	76,643	8,010
Kimberly-Clark Corp	19,305	2,227
Kroger Co/The	352,916	10,468
Lamb Weston Holdings Inc	15,377	1,179
Molson Coors Brewing Co, Cl B	15,100	993
Mondelez International Inc, Cl A	78,203	3,518
Nu Skin Enterprises Inc, Cl A	15,226	1,005
PepsiCo Inc	94,803	11,560
Performance Food Group Co *	33,485	1,154
Philip Morris International Inc	78,474	6,790
Pilgrim’s Pride Corp *	72,300	1,434
Procter & Gamble Co/The	57,778	5,461
Tyson Foods Inc, Cl A	27,200	1,603
Unilever NV	99,814	5,541
US Foods Holding Corp *	36,479	1,210
USANA Health Sciences Inc *	4,885	598

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walgreens Boots Alliance Inc	70,200	$5,944
Walmart Inc	57,222	5,588

		98,613

Energy — 5.6%
Anadarko Petroleum Corp	56,520	2,990
Chevron Corp	117,865	14,019
ConocoPhillips	122,852	8,130
Core Laboratories NV	12,779	1,062
Diamondback Energy Inc	648	71
Exxon Mobil Corp	85,837	6,824
Gulfport Energy Corp *	141,700	1,207
HollyFrontier Corp	47,912	2,993
Marathon Oil Corp	61,042	1,019
Marathon Petroleum Corp	73,344	4,779
Murphy Oil Corp	22,067	704
Newfield Exploration Co *	72,400	1,227
Occidental Petroleum Corp	80,594	5,663
ONEOK Inc	28,679	1,762
PBF Energy Inc, Cl A	17,494	677
Phillips 66	43,612	4,079
Pioneer Natural Resources Co	13,460	1,989
Royal Dutch Shell PLC ADR, Cl A	72,983	4,408
Schlumberger Ltd	52,419	2,364
Valero Energy Corp	91,447	7,307
WPX Energy Inc *	75,312	1,051

		74,325

Financials — 15.8%
Aflac Inc	249,410	11,408
Allstate Corp/The	50,451	4,500
Ally Financial Inc	62,900	1,678
American Express Co	24,208	2,718
American Financial Group Inc/OH	2,062	211
American International Group Inc	24,100	1,042
Ameriprise Financial Inc	23,792	3,087
Annaly Capital Management Inc ‡	121,900	1,224
Ares Capital Corp	105,205	1,793
Arthur J Gallagher & Co	37,005	2,852
Assurant Inc	13,300	1,293
Assured Guaranty Ltd	4,102	167
Bank of America Corp	424,721	12,062
Berkshire Hathaway Inc, CI B *	64,467	14,069
BlackRock Inc, Cl A	400	171
Brighthouse Financial Inc *	2,754	111
Capital One Financial Corp	25,200	2,260
CIT Group Inc	34,000	1,579
Citigroup Inc	114,500	7,418
Citizens Financial Group Inc	76,400	2,778
CME Group Inc, CI A	27,285	5,186
CNA Financial Corp	34,700	1,628
Discover Financial Services	77,915	5,555

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Donnelley Financial Solutions Inc *	2,962	$49
Everest Re Group Ltd	6,600	1,466
FactSet Research Systems Inc	14,226	3,336
Fidelity National Financial Inc	36,628	1,231
Fifth Third Bancorp	91,824	2,565
First Citizens BancShares Inc/NC, Cl A	356	153
First Republic Bank/CA	33,981	3,369
Goldman Sachs Group Inc/The	9,000	1,716
Hanover Insurance Group Inc/The	12,885	1,478
Hartford Financial Services Group Inc/The	36,700	1,622
Intercontinental Exchange Inc	10,869	888
International Bancshares Corp	11,723	450
JPMorgan Chase & Co	125,329	13,935
KeyCorp	100,000	1,834
Legg Mason Inc	27,700	802
Lincoln National Corp	32,400	2,040
Markel Corp *	7,195	8,232
Marsh & McLennan Cos Inc	84,352	7,482
MetLife Inc	30,300	1,352
MGIC Investment Corp *	113,300	1,327
Moody’s Corp	87,908	13,984
Morgan Stanley	61,200	2,717
MSCI Inc, CI A	40,026	6,288
Navient Corp	86,700	997
PNC Financial Services Group Inc/The	36,831	5,001
Popular Inc	57,024	3,216
Progressive Corp/The	17,906	1,187
Prudential Financial Inc	29,800	2,794
Radian Group Inc	52,200	961
Regions Financial Corp	168,300	2,769
Reinsurance Group of America Inc, Cl A	5,895	881
S&P Global Inc	8,960	1,638
Starwood Property Trust Inc ‡	64,800	1,450
State Street Corp	103,017	7,522
SunTrust Banks Inc	51,600	3,235
Synchrony Financial	7,038	183
TCF Financial Corp	5,408	122
Travelers Cos Inc/The	7,563	986
Unum Group	38,400	1,379
US Bancorp	197,006	10,729
Wells Fargo & Co	31,084	1,687
WR Berkley Corp	20,094	1,583

		211,426

Health Care — 18.2%
Abbott Laboratories	111,374	8,247
AbbVie Inc	58,055	5,473
ABIOMED Inc *	6,805	2,264
Agilent Technologies Inc	4,970	360
Align Technology Inc *	803	185
Allergan PLC	11,909	1,865
AmerisourceBergen Corp	73,406	6,526

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amgen Inc	77,307	$16,099
Anthem Inc	7,227	2,096
Bausch Health Cos Inc *	23,525	573
Baxter International Inc	39,734	2,724
Becton Dickinson and Co	30,694	7,758
Biogen Inc *	17,043	5,688
Bio-Techne Corp	6,594	1,064
Bristol-Myers Squibb Co	38,310	2,048
Cantel Medical Corp	1,344	115
Cardinal Health Inc	15,700	861
Celgene Corp *	53,371	3,855
Centene Corp *	4,375	622
Chemed Corp	638	202
Cigna Corp	14,760	3,297
CVS Health Corp	121,187	9,719
Danaher Corp	32,596	3,571
DexCom Inc *	17,293	2,241
Eli Lilly & Co	4,888	580
Encompass Health Corp	17,124	1,288
Exelixis Inc *	102,509	2,082
Express Scripts Holding Co *	39,657	4,024
Gilead Sciences Inc	45,433	3,268
Haemonetics Corp *	5,818	624
HCA Healthcare Inc	33,570	4,834
Horizon Pharma PIc *	36,017	720
Humana Inc	18,711	6,165
ICON PLC *	4,623	669
ICU Medical Inc *	347	83
IDEXX Laboratories Inc *	1,272	259
Illumina Inc *	4,787	1,616
Intuitive Surgical Inc *	3,090	1,640
Johnson & Johnson	251,680	36,972
Mallinckrodt PLC *(A)	39,800	947
Masimo Corp *	1,070	118
McKesson Corp	16,046	1,998
Medtronic PLC	13,279	1,295
Merck & Co Inc	221,748	17,594
Mettler-Toledo International Inc *	13,260	8,442
Neogen Corp *	9,979	647
Neurocrine Biosciences Inc *	7,029	620
Pfizer Inc	379,926	17,564
QIAGEN NV *	33,610	1,191
Quest Diagnostics Inc	11,863	1,051
ResMed Inc	18,496	2,068
Teleflex Inc	20,064	5,526
United Therapeutics Corp *	11,824	1,396
UnitedHealth Group Inc	83,044	23,365
Varian Medical Systems Inc *	27,789	3,429
Vertex Pharmaceuticals Inc *	8,493	1,535
WellCare Health Plans Inc *	3,791	966

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	19,081	$1,791

		243,820

Industrials — 10.8%
3M Co	44,867	9,329
AGCO Corp	22,600	1,349
Allison Transmission Holdings Inc, Cl A	40,300	1,899
American Airlines Group Inc (A)	42,100	1,691
AMETEK Inc	38,516	2,828
Boeing Co/The	18,318	6,352
Canadian Pacific Railway Ltd	6,090	1,288
Crane Co	2,417	209
CSX Corp	39,034	2,835
Cummins Inc	23,560	3,559
Curtiss-Wright Corp	4,559	503
Delta Air Lines Inc	40,300	2,447
Dun & Bradstreet Corp/The	2,295	329
Eaton Corp PLC	37,300	2,870
EMCOR Group Inc	17,962	1,309
Equifax Inc	16,195	1,663
Expeditors International of Washington Inc	2,679	204
FedEx Corp	17,253	3,951
Fortive Corp	51,918	3,949
General Dynamics Corp	2,665	493
Graco Inc	106,966	4,712
HD Supply Holdings Inc *	60,836	2,427
Hillenbrand Inc	12,935	573
Honeywell International Inc	70,415	10,333
Huntington Ingalls Industries Inc	17,997	3,878
IDEX Corp	13,545	1,861
Illinois Tool Works Inc	50,698	7,050
Ingersoll-Rand PLC	7,044	729
Insperity Inc	8,653	866
L3 Technologies Inc	886	162
Lockheed Martin Corp	2,080	625
LSC Communications Inc	8,862	89
ManpowerGroup Inc	30,520	2,478
Masco Corp	8,495	269
Middleby Corp/The *(A)	31,867	3,849
Moog Inc, CI A	7,306	639
MSC Industrial Direct Co Inc, Cl A	18,192	1,612
Norfolk Southern Corp	3,333	569
nVent Electric PLC	11,669	292
Oshkosh Corp	2,585	184
Pitney Bowes Inc	85,200	719
Raytheon Co	15,923	2,792
Resideo Technologies Inc *	8,055	166
Rexnord Corp *	22,359	633
Robert Half International Inc	22,760	1,407
Roper Technologies Inc	19,202	5,714
RR Donnelley & Sons Co	23,633	150
Ryder System Inc	17,700	1,001

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sensata Technologies Holding PLC *	90,945	$4,207
Southwest Airlines Co	34,340	1,875
Spirit AeroSystems Holdings Inc, Cl A	42,067	3,444
Teledyne Technologies Inc *	3,013	677
Tetra Tech Inc	9,954	607
TransDigm Group Inc *	10,812	3,910
UniFirst Corp/MA	3,991	616
Union Pacific Corp	2,753	423
United Continental Holdings Inc *	39,500	3,820
United Technologies Corp	45,285	5,518
Vectrus Inc *	900	22
Waste Management Inc	17,150	1,608
WW Grainger Inc	21,814	6,850
XPO Logistics Inc *	84,333	6,398

		144,811

Information Technology — 19.0%
Accenture PLC, Cl A	5,886	968
Adobe Inc *	55,266	13,866
Akamai Technologies Inc *	17,055	1,172
Alphabet Inc, Cl A *	15,252	16,924
Alphabet Inc, Cl C *	10,068	11,019
Amdocs Ltd	4,948	321
Amphenol Corp, CI A	24,912	2,191
Analog Devices Inc	49,574	4,557
ANSYS Inc *	13,023	2,110
Apple Inc	105,825	18,898
Applied Materials Inc	63,650	2,373
Arrow Electronics Inc *	9,145	704
Aspen Technology Inc *	10,210	881
Automatic Data Processing Inc	38,881	5,732
Booz Allen Hamilton Holding Corp, Cl A	18,535	951
Broadcom Inc	5,390	1,280
Broadridge Financial Solutions Inc	17,150	1,816
Cadence Design Systems Inc *	12,348	556
CDW Corp/DE	37,985	3,520
Cisco Systems Inc	290,767	13,919
Citrix Systems Inc	11,290	1,230
Cognizant Technology Solutions Corp, Cl A	24,707	1,760
Cornerstone OnDemand Inc *	8,278	452
Corning Inc	48,600	1,566
Dell Technologies Inc, CI V *	16,496	1,740
DXC Technology Co	32,471	2,047
Electronic Arts Inc *	7,217	607
EPAM Systems Inc *	3,905	509
Facebook Inc, Cl A *	56,560	7,953
First Data Corp, Cl A *	27,355	522
FLIR Systems Inc	7,681	352
Fortinet Inc *	26,415	1,950
Genpact Ltd	55,517	1,687
Hewlett Packard Enterprise Co	179,623	2,694
HP Inc	171,570	3,946

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel Corp	291,740	$14,386
International Business Machines Corp	46,464	5,774
Intuit Inc	51,437	11,035
Jabil Inc	20,074	501
Juniper Networks Inc	83,900	2,409
Lam Research Corp	24,843	3,899
Mastercard Inc, Cl A	42,192	8,484
Maxim Integrated Products Inc	2,695	151
Microchip Technology Inc (A)	136,022	10,202
Micron Technology Inc *	103,011	3,972
Microsoft Corp	202,677	22,475
NCR Corp *	41,000	1,136
New Relic Inc *	4,185	365
Okta Inc, CI A *	1,497	95
Oracle Corp	246,406	12,015
Paylocity Holding Corp *	2,428	163
PayPal Holdings Inc *	11,668	1,001
Perspecta Inc	4,608	97
PTC Inc *	14,324	1,239
Red Hat Inc *	2,001	357
Seagate Technology PLC	36,100	1,556
Skyworks Solutions Inc	10,350	753
Splunk Inc *	3,947	441
Symantec Corp	89,450	1,978
SYNNEX Corp	6,871	555
Tech Data Corp *	15,100	1,358
Texas Instruments Inc	15,560	1,554
Total System Services Inc	5,566	486
Twilio Inc, CI A *	4,234	400
Visa Inc, Cl A	35,617	5,047
Vishay Intertechnology Inc (A)	76,400	1,593
Western Digital Corp	18,200	826
Western Union Co/The	62,500	1,171
WEX Inc *	7,965	1,234
Xerox Corp	54,900	1,478
Zebra Technologies Corp, CI A *	2,160	388
Zendesk Inc *	9,917	589

		253,936

Materials — 3.4%
Celanese Corp, Cl A	30,760	3,105
CF Industries Holdings Inc	14,535	613
Domtar Corp	24,000	1,046
Eastman Chemical Co	37,093	2,924
Ecolab Inc	58,210	9,342
Huntsman Corp	82,634	1,671
International Paper Co	37,400	1,727
Linde PLC	42,893	6,822
LyondellBasell Industries NV, Cl A	54,764	5,110
Owens-Illinois Inc	74,550	1,371
Packaging Corp of America	14,300	1,399
Reliance Steel & Aluminum Co	16,449	1,323

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The	14,876	$6,308
Steel Dynamics Inc	30,259	1,065
Westlake Chemical Corp	12,827	930
Westrock Co	27,500	1,296

		46,052

Real Estate — 1.4%
American Tower Corp, Cl A ‡	57,134	9,398
CBL & Associates Properties Inc ‡(A)	65,600	171
Hospitality Properties Trust ‡	53,800	1,444
Lexington Realty Trust ‡	130,200	1,143
SBA Communications Corp, Cl A *‡	2,081	355
Spirit MTA REIT ‡	19,130	186
Spirit Realty Capital Inc ‡	502,957	3,732
VEREIT Inc ‡	208,600	1,596
Xenia Hotels & Resorts Inc ‡	56,579	1,150

		19,175

Utilities — 1.2%
Consolidated Edison Inc	17,393	1,398
Entergy Corp	29,300	2,551
Exelon Corp	164,031	7,609
FirstEnergy Corp	89,900	3,401

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OGE Energy Corp	16,939	$671

		15,630
Total Common Stock (Cost $1,088,682) ($ Thousands)		1,296,185

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P. 2.270%**†(B)	16,437,033	16,439

Total Affiliated Partnership (Cost $16,437) ($ Thousands)		16,439

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, CI F 2.020%**†	42,425,359	42,425

Total Cash Equivalents (Cost $42,425) ($ Thousands)		42,425

Total Investments in Securities — 101.3% (Cost $1,147,544) ($ Thousands)		$1,355,049

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	85	Dec-2018	$11,315	$11,723	$408
S&P Mid Cap 400 Index E-MINI	4	Dec-2018	730	752	22

			$ 12,045	$ 12,475	$ 430

Percentages are based on Net Assets of $1,337,630 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $13,195 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $16,439 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,296,185	$–	$–	$1,296,185
Affiliated Partnership	–	16,439	–	16,439
Cash Equivalent	42,425	–	–	42,425

Total Investments in Securities	$1,338,610	$16,439	$–	$1,355,049

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$430	$—	$—	$430

Total Other Financial Instruments	$430	$—	$—	$430

*	Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Fund (Continued)

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$ 61,123	$ 98,962	$ (143,645)	$ —	$ (1)	$ 16,439	$ 34
SEI Daily Income Trust, Government Fund, CI F	42,140	188,661	(188,376)	—	—	42,425	404

Totals	$ 103,263	$ 287,623	$ (332,021)	$ —	$ (1)	$ 58,864	$ 438

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 2.3%
AT&T Inc	281,100	$8,782
CenturyLink Inc	74,331	1,397
IAC/InterActiveCorp *	7,661	1,363
Madison Square Garden Co/The, Cl A *	4,736	1,279
Shenandoah Telecommunications Co	5,800	290
Telephone & Data Systems Inc	40,608	1,451
T-Mobile US Inc *	102,056	6,986
Twenty-First Century Fox Inc, Cl A	23,783	1,176
Verizon Communications Inc	530,778	32,006

		54,730

Consumer Discretionary — 11.4%
Advance Auto Parts Inc	47,530	8,447
Amazon.com Inc *	30,776	52,017
Asbury Automotive Group Inc *	10,700	740
Best Buy Co Inc	239,947	15,498
Bloomin’ Brands Inc	75,900	1,484
Booking Holdings Inc *	2,420	4,578
Bright Horizons Family Solutions Inc *	29,261	3,560
CBS Corp, Cl B	66,609	3,609
Chipotle Mexican Grill Inc, Cl A *	1,343	635
Cinemark Holdings Inc	40,180	1,542
Comcast Corp, Cl A	297,848	11,619
Darden Restaurants Inc	23,838	2,635
DISH Network Corp, Cl A *	39,802	1,304
Dollar General Corp	42,710	4,740
Dunkin’ Brands Group Inc	32,365	2,395
Foot Locker Inc	170,367	9,609
Gap Inc/The	176,053	4,804
Garrett Motion Inc *(A)	4,340	50
Grand Canyon Education Inc *	30,292	3,707
Hilton Grand Vacations Inc *	2,700	87
Home Depot Inc/The	76,504	13,795
John Wiley & Sons Inc, Cl A	21,137	1,169
Kohl’s Corp	111,229	7,471
L Brands Inc	41,768	1,383
Lowe’s Cos Inc	138,123	13,035
Lululemon Athletica Inc *	17,801	2,359
Macy’s Inc	225,194	7,706
McDonald’s Corp	31,350	5,910
Meritage Homes Corp *	27,500	1,052
Michael Kors Holdings Ltd *	146,802	6,423
Netflix Inc *	12,332	3,529
News Corp, Cl A	57,200	742
NIKE Inc, Cl B	90,276	6,782
Nordstrom Inc	5,012	265
O’Reilly Automotive Inc *	30,326	10,516
PVH Corp	18,365	2,029
Ralph Lauren Corp, Cl A	42,014	4,680
Ross Stores Inc	74,901	6,561
ServiceMaster Global Holdings Inc *	33,762	1,495

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tapestry Inc	63,900	$2,488
Target Corp	97,894	6,947
TJX Cos Inc/The	259,140	12,659
Tribune Media Co, Cl A	70,900	2,854
Ulta Beauty Inc *	15,980	4,759
Urban Outfitters Inc *	13,643	520
VF Corp	11,715	952
Viacom Inc, Cl B	131,287	4,051
Vista Outdoor Inc *	78,500	895
Walt Disney Co/The	70,262	8,115
Wolverine World Wide Inc	5,100	176

		274,378

Consumer Staples — 6.1%
Archer-Daniels-Midland Co	135,600	6,240
Church & Dwight Co Inc	123,290	8,161
Colgate-Palmolive Co	149,624	9,504
Constellation Brands Inc, Cl A	18,240	3,571
Costco Wholesale Corp	62,631	14,485
Estee Lauder Cos Inc/The, Cl A	31,470	4,490
Herbalife Nutrition Ltd *	8,980	514
Kellogg Co	152,945	9,735
Kimberly-Clark Corp	13,532	1,561
Kraft Heinz Co/The	112,512	5,752
Kroger Co/The	304,869	9,042
Lamb Weston Holdings Inc	32,715	2,509
Mondelez International Inc, Cl A	86,196	3,877
Nu Skin Enterprises Inc, Cl A	32,387	2,137
PepsiCo Inc	184,237	22,466
Philip Morris International Inc	152,919	13,232
Procter & Gamble Co/The	87,706	8,289
Sprouts Farmers Market *	46,561	1,072
Tyson Foods Inc, Cl A	28,760	1,695
US Foods Holding Corp *	77,335	2,566
USANA Health Sciences Inc *	3,400	416
Walgreens Boots Alliance Inc	66,801	5,656
Walmart Inc	103,068	10,065

		147,035

Energy — 6.9%
Anadarko Petroleum Corp	148,864	7,875
Chevron Corp	196,086	23,322
ConocoPhillips	245,043	16,217
Continental Resources Inc/OK *	23,400	1,070
Devon Energy Corp	24,472	661
Exxon Mobil Corp	59,931	4,765
HollyFrontier Corp	125,849	7,862
Kinder Morgan Inc/DE	297,300	5,075
Magellan Midstream Partners LP (B)	151,349	9,154
Marathon Oil Corp	148,297	2,475
Marathon Petroleum Corp	313,570	20,432
Murphy Oil Corp	83,582	2,666

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK Inc	74,615	$4,584
PBF Energy Inc, Cl A	6,680	258
Phillips 66	98,979	9,257
Pioneer Natural Resources Co	28,377	4,193
Schlumberger Ltd	390,064	17,592
Suncor Energy Inc	355,063	11,465
Superior Energy Services Inc *	109,900	599
Valero Energy Corp	179,330	14,328
World Fuel Services Corp	8,700	224
WPX Energy Inc *	150,359	2,097

		166,171

Financials — 13.2%
Aflac Inc	47,718	2,183
Allstate Corp/The	143,188	12,771
American Express Co	104,840	11,770
American Financial Group Inc/OH	34,239	3,505
American International Group Inc	272,006	11,764
Ameriprise Financial Inc	53,067	6,885
Arthur J Gallagher & Co	69,893	5,387
AXA Equitable Holdings (A)	445,970	8,777
Bank of America Corp	813,216	23,095
Bank of New York Mellon Corp/The	168,190	8,630
Berkshire Hathaway Inc, Cl B *	112,942	24,649
Brown & Brown Inc	47,639	1,383
Capital One Financial Corp	122,261	10,964
Citigroup Inc	276,897	17,940
Citizens Financial Group Inc	61,947	2,252
CME Group Inc, Cl A	26,959	5,124
Discover Financial Services	77,374	5,517
Fifth Third Bancorp	116,383	3,251
Genworth Financial Inc, Cl A *	74,800	349
Goldman Sachs Group Inc/The	10,500	2,002
Hanover Insurance Group Inc/The	25,345	2,907
Intercontinental Exchange Inc	165,758	13,546
JPMorgan Chase & Co	490,621	54,552
Lincoln National Corp	27,600	1,738
Marsh & McLennan Cos Inc	43,301	3,841
MetLife Inc	130,900	5,842
Moody’s Corp	3,700	589
Morgan Stanley	6,900	306
PNC Financial Services Group Inc/The	26,316	3,573
Popular Inc	64,507	3,638
Progressive Corp/The	115,330	7,645
Prudential Financial Inc	8,968	841
Radian Group Inc	112,300	2,066
S&P Global Inc	52,920	9,677
SunTrust Banks Inc	108,695	6,814
Synchrony Financial	197,076	5,120
Synovus Financial	26,300	994
TCF Financial Corp	27,054	608
Travelers Cos Inc/The	23,859	3,111

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	355,436	$19,293
WR Berkley Corp	38,257	3,014

		317,913

Health Care — 17.1%
Abbott Laboratories	181,103	13,411
AbbVie Inc	46,200	4,355
ABIOMED Inc *	7,652	2,546
Agilent Technologies Inc	124,170	8,984
Align Technology Inc *	11,670	2,683
Allergan PLC	43,424	6,800
AmerisourceBergen Corp	41,659	3,704
Amgen Inc	7,200	1,499
Anthem Inc	28,282	8,204
Baxter International Inc	60,200	4,127
Biogen Inc *	22,564	7,530
Bio-Rad Laboratories Inc, Cl A *	3,135	860
Bio-Techne Corp	14,046	2,267
Boston Scientific Corp *	148,185	5,582
Bristol-Myers Squibb Co	266,723	14,259
Cardinal Health Inc	14,995	822
Celgene Corp *	138,805	10,025
Centene Corp *	58,768	8,360
Cerner Corp *	56,720	3,285
Cigna Corp	65,509	14,633
CVS Health Corp	6,200	497
Danaher Corp	137,517	15,064
DaVita Inc *	35,850	2,368
DENTSPLY SIRONA Inc	9,300	351
DexCom Inc *	12,122	1,571
Eli Lilly & Co	58,296	6,916
Encompass Health Corp	4,258	320
Express Scripts Holding Co *	12,734	1,292
Genomic Health Inc *	3,900	308
Gilead Sciences Inc	174,250	12,536
HCA Healthcare Inc	111,906	16,113
Humana Inc	59,048	19,455
IDEXX Laboratories Inc *	38,347	7,814
Illumina Inc *	34,508	11,646
Johnson & Johnson	157,720	23,169
Laboratory Corp of America Holdings *	15,020	2,188
Masimo Corp *	6,089	672
McKesson Corp	31,028	3,863
Merck & Co Inc	421,926	33,476
Molina Healthcare Inc *	10,494	1,466
Mylan NV *	68,172	2,308
Neurocrine Biosciences Inc *	15,480	1,366
Perrigo Co PLC (A)	152,952	9,526
Pfizer Inc	316,969	14,653
Premier Inc, Cl A *	32,551	1,291
QIAGEN NV *	71,272	2,526
ResMed Inc	37,864	4,233

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thermo Fisher Scientific Inc	54,885	$13,697
UnitedHealth Group Inc	165,292	46,507
Vertex Pharmaceuticals Inc *	30,235	5,466
WellCare Health Plans Inc *	7,384	1,882
Zimmer Biomet Holdings Inc	148,926	17,427
Zoetis Inc, Cl A	78,257	7,346

		413,249

Industrials — 10.5%
AMETEK Inc	102,738	7,544
AO Smith Corp	125,372	5,940
Arconic Inc	114,600	2,462
Armstrong World Industries Inc	19,000	1,273
Atkore International Group Inc *	37,200	760
BMC Stock Holdings Inc *	17,000	289
Boeing Co/The	31,660	10,978
Canadian Pacific Railway Ltd	6,190	1,309
Caterpillar Inc	13,700	1,859
Clean Harbors Inc *	10,218	659
Continental Building Products *	13,800	394
CSX Corp	183,653	13,339
Cummins Inc	41,200	6,224
Curtiss-Wright Corp	2,750	304
Delta Air Lines Inc	84,559	5,133
EMCOR Group Inc	29,400	2,142
Emerson Electric Co	129,993	8,777
Equifax Inc	13,593	1,396
Fastenal Co	126,150	7,476
Fortune Brands Home & Security Inc	4,929	216
General Dynamics Corp	35,449	6,554
Genesee & Wyoming, Cl A *	28,688	2,389
Global Brass & Copper Holdings Inc	11,100	359
Harris Corp	40,362	5,770
HD Supply Holdings Inc *	120,470	4,807
Hexcel Corp	54,485	3,360
Honeywell International Inc	123,690	18,151
Huntington Ingalls Industries Inc	1,991	429
IDEX Corp	34,437	4,732
Illinois Tool Works Inc	46,820	6,510
Insperity Inc	4,000	400
Korn/Ferry International	9,000	441
L3 Technologies Inc	14,770	2,707
Lockheed Martin Corp	69,551	20,895
Masco Corp	41,228	1,306
MSC Industrial Direct Co Inc, Cl A	49,225	4,361
Nielsen Holdings PLC	103,979	2,825
Norfolk Southern Corp	30,036	5,128
Raytheon Co	60,663	10,637
Republic Services Inc, Cl A	72,174	5,582
Resideo Technologies Inc *	6,233	128
Robert Half International Inc	52,703	3,259
Rockwell Automation Inc	22,843	3,982

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Airlines Co	148,622	$8,116
Stanley Black & Decker Inc	73,510	9,619
Teledyne Technologies Inc *	16,253	3,650
TransUnion	31,453	2,031
Union Pacific Corp	72,998	11,226
United Continental Holdings Inc *	68,963	6,669
United Parcel Service Inc, Cl B	23,800	2,744
United Technologies Corp	93,219	11,358
Universal Forest Products Inc	21,700	600
Waste Management Inc	19,400	1,819
WESCO International Inc *	74,120	3,959

		254,977

Information Technology — 23.1%
Accenture PLC, Cl A	16,300	2,682
Activision Blizzard Inc	92,600	4,619
Adobe Inc *	100,624	25,246
Akamai Technologies Inc *	47,431	3,261
Alphabet Inc, Cl A *	25,440	28,230
Alphabet Inc, Cl C *	20,309	22,227
Amdocs Ltd	145,504	9,445
Analog Devices Inc	170,565	15,678
ANSYS Inc *	26,233	4,250
Apple Inc	273,652	48,869
Applied Materials Inc	166,736	6,216
Arista Networks Inc *	5,600	1,335
Automatic Data Processing Inc	69,319	10,219
Booz Allen Hamilton Holding Corp, Cl A	35,836	1,839
Broadridge Financial Solutions Inc	5,428	575
CDW Corp/DE	69,145	6,408
Cisco Systems Inc	517,517	24,774
Cognizant Technology Solutions Corp, Cl A	147,958	10,539
CommScope Holding *	92,400	1,672
DXC Technology Co	221,563	13,967
eBay Inc *	52,045	1,554
Electronic Arts Inc *	1,150	97
F5 Networks Inc *	975	168
Facebook Inc, Cl A *	234,702	33,001
First Data Corp, Cl A *	291,462	5,561
FLIR Systems Inc	8,746	401
Fortinet Inc *	20,044	1,480
Genpact Ltd	88,295	2,682
Hewlett Packard Enterprise Co	475,405	7,131
HP Inc	650,858	14,970
Intel Corp	393,897	19,423
International Business Machines Corp	23,701	2,945
Intuit Inc	51,927	11,140
Juniper Networks Inc	24,465	702
Keysight Technologies Inc *	49,525	3,062
Mastercard Inc, Cl A	19,452	3,911
Microchip Technology Inc (A)	191,523	14,364
Micron Technology Inc *	44,327	1,709

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	969,072	$107,460
Motorola Solutions Inc	155,735	20,440
NetApp Inc	51,230	3,426
Nutanix, Cl A *	25,706	1,149
Oracle Corp	71,074	3,466
Paychex Inc	78,762	5,573
PayPal Holdings Inc *	10,588	909
PTC Inc *	30,250	2,616
Qorvo Inc *	9,400	619
Red Hat Inc *	3,805	679
RingCentral Inc, Cl A *	17,806	1,476
Seagate Technology PLC	64,203	2,767
ServiceNow Inc *	18,090	3,352
Synopsys Inc *	48,400	4,450
Tech Data Corp *	4,300	387
Texas Instruments Inc	26,172	2,613
Ultimate Software Group *	7,152	1,888
VeriSign Inc *	56,422	8,805
Visa Inc, Cl A	95,330	13,509
Western Digital Corp	53,806	2,442
WEX Inc *	17,714	2,745
Xilinx Inc	19,606	1,813

		558,936

Materials — 2.4%
Air Products & Chemicals Inc	35,764	5,753
CF Industries Holdings Inc	27,002	1,139
Chemours	17,500	498
DowDuPont Inc	230,165	13,315
Ecolab Inc	38,290	6,145
Freeport-McMoRan Inc, Cl B	707,017	8,442
Greif Inc, Cl A	7,800	400
LyondellBasell Industries NV, Cl A	54,884	5,121
Nucor Corp	30,976	1,871
PPG Industries Inc	14,804	1,619
Steel Dynamics Inc	88,976	3,132
Vulcan Materials Co	102,493	10,835

		58,270

Real Estate — 3.1%
American Tower Corp, Cl A ‡	17,571	2,890
Apple Hospitality REIT Inc ‡	23,000	365
CBRE Group Inc, Cl A *	162,000	7,076
CoreCivic Inc ‡	26,600	584
Crown Castle International Corp ‡	123,202	14,156
Equinix Inc ‡	3,533	1,361
Equity LifeStyle Properties Inc ‡	28,691	2,856
Franklin Street Properties Corp ‡	22,900	176
GEO Group Inc/The ‡	79,150	1,839
Host Hotels & Resorts Inc ‡	162,600	3,089
Ladder Capital Corp, Cl A ‡	146,300	2,582
Lamar Advertising, Cl A ‡	20,394	1,547

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mid-America Apartment Communities Inc ‡	60,073	$6,221
Outfront Media Inc ‡	12,200	254
Prologis Inc ‡	232,027	15,625
Public Storage ‡	12,615	2,690
Ryman Hospitality Properties Inc ‡	7,200	534
SBA Communications Corp, Cl A *‡	13,893	2,373
Simon Property Group Inc ‡	12,800	2,377
Spirit Realty Capital Inc ‡	584,519	4,337
STORE Capital ‡	65,663	1,967
Xenia Hotels & Resorts Inc ‡	23,800	484

		75,383

Utilities — 1.7%
AES Corp/VA	314,700	4,875
Atmos Energy Corp	14,974	1,433
Duke Energy Corp	84,670	7,499
Exelon Corp	71,436	3,314
MDU Resources Group Inc	75,274	1,992
National Grid PLC	460,450	4,893
NextEra Energy Inc	62,419	11,342
NRG Energy Inc	113,000	4,343
Portland General Electric Co	22,700	1,093
UGI Corp	9,991	574

		41,358

Total Common Stock (Cost $2,049,302) ($ Thousands)		2,362,400

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 2.134%, 12/20/2018 (C)	$200	200

Total U.S. Treasury Obligation (Cost $199) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 2.270% **†(D)	46,776,602	46,776

Total Affiliated Partnership (Cost $46,776) ($ Thousands)		46,776

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	72,981,714	$72,982

Total Cash Equivalents (Cost $72,982) ($ Thousands)		72,982

Total Investments in Securities — 102.8% (Cost $2,169,259) ($ Thousands)		$2,482,358

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	9	Dec-2018	$ 1,303	$1,241	$ (62)

Percentages are based on Net Assets of $2,415,422 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $45,000 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $9,154 ($ Thousands), or 0.4% of the Net Assets of the Fund (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $46,776 ($ Thousands).

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,362,400	$–	$–	$2,362,400
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	46,776	–	46,776
Cash Equivalent	72,982	–	–	72,982

Total Investments in Securities	$2,435,382	$46,976	$–	$2,482,358

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(62)	$–	$–	$(62)

Total Other Financial Instruments	$(62)	$–	$–	$(62)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Disciplined Equity Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$54,446	$133,517	$(141,187)	$—	$—	$46,776	$ 38
SEI Daily Income Trust, Government Fund, Cl F	70,750	725,293	(723,061)	—	—	72,982	709

Totals	$125,196	$858,810	$(864,248)	$—	$—	$119,758	$747

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 2.8%
AMC Networks Inc, Cl A *	2,185	$131
AT&T Inc	500,285	15,629
CenturyLink Inc	71,406	1,342
GCI Liberty *	8,149	390
IAC/InterActiveCorp *	5,232	931
Liberty Broadband, Cl A *	2,780	237
Liberty Broadband, Cl C *	7,808	662
Liberty Media -Liberty Formula One, Cl C *	16,100	480
Liberty Media -Liberty SiriusXM, Cl A *	4,020	160
Liberty Media -Liberty SiriusXM, Cl C *	11,740	471
Lions Gate Entertainment, Cl A (A)	4,900	95
Lions Gate Entertainment, Cl B	10,883	196
Live Nation Entertainment *	9,100	507
Madison Square Garden Co/The, Cl A *	1,086	293
Match Group Inc *(A)	3,400	137
Sirius XM Holdings Inc (A)	88,000	548
Sprint *	46,115	290
Take-Two Interactive Software Inc *	8,700	954
Telephone & Data Systems Inc	4,280	153
T-Mobile US Inc *	22,600	1,547
Twenty-First Century Fox Inc, Cl A	70,485	3,487
Twenty-First Century Fox Inc, Cl B	32,000	1,569
Twitter Inc *	46,260	1,455
United States Cellular Corp *	831	46
Verizon Communications Inc	284,876	17,178
Viacom, Cl A	1,200	41
Zayo Group Holdings *	16,400	432
Zillow Group, Cl A *	5,543	201
Zillow Group, Cl C *(A)	8,286	303

		49,865

Consumer Discretionary — 12.3%
Adient (A)	6,626	157
Advance Auto Parts Inc	5,208	926
Amazon.com Inc *	28,089	47,475
Aramark	19,100	727
AutoNation Inc *	3,032	113
AutoZone Inc *	1,907	1,543
Best Buy Co Inc	17,947	1,159
Booking Holdings Inc *	3,232	6,115
BorgWarner Inc	12,764	505
Bright Horizons Family Solutions Inc *	3,700	450
Brunswick Corp/DE	5,800	308
Burlington Stores Inc *	5,200	862
Cable One Inc (A)	257	231
Caesars Entertainment Corp *(A)	45,600	389
CarMax Inc *	12,660	836
Carnival Corp, Cl A	29,700	1,791
Carter’s Inc	3,300	305
CBS Corp, Cl B	24,570	1,331
Charter Communications Inc, Cl A *	11,797	3,884

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chipotle Mexican Grill Inc, Cl A *	1,619	$766
Choice Hotels International	3,584	279
Cinemark Holdings Inc	8,100	311
Columbia Sportswear Co	2,300	210
Comcast Corp, Cl A	313,950	12,247
Darden Restaurants Inc	7,822	865
Delphi Automotive PLC *	19,500	1,402
Dick’s Sporting Goods Inc (A)	5,258	189
Discovery Inc, Cl A *(A)	8,000	246
Discovery Inc, Cl C *	26,500	740
DISH Network Corp, Cl A *	18,362	602
Dollar General Corp	17,800	1,976
Dollar Tree Inc *	15,134	1,313
Domino’s Pizza	2,700	749
DR Horton Inc	24,568	914
Dunkin’ Brands Group Inc (A)	5,600	414
Expedia Group Inc	8,822	1,066
Extended Stay America Inc	16,600	302
Floor & Decor Holdings, Cl A *	4,800	159
Foot Locker Inc	8,769	495
Ford Motor Co	260,684	2,453
frontdoor Inc *	4,700	109
Gap Inc/The	15,021	410
Garmin Ltd	7,800	520
Garrett Motion Inc *(A)	5,339	61
General Motors Co	88,300	3,351
Gentex	19,864	447
Genuine Parts Co	9,011	935
Goodyear Tire & Rubber Co/The	15,552	360
Graham Holdings Co, Cl B	157	103
Grand Canyon Education Inc *	3,600	440
GrubHub Inc *(A)	6,900	540
H&R Block Inc	11,725	317
Hanesbrands Inc (A)	19,972	318
Harley-Davidson Inc	14,003	592
Hasbro Inc (A)	7,067	643
Hilton Grand Vacations Inc *	5,170	166
Hilton Worldwide Holdings Inc	18,133	1,370
Home Depot Inc/The	79,315	14,302
Hyatt Hotels Corp, Cl A	2,600	185
International Game Technology	8,400	145
Interpublic Group of Cos Inc/The	27,675	650
John Wiley & Sons Inc, Cl A	4,042	223
Kohl’s Corp	10,319	693
L Brands Inc	17,557	581
Las Vegas Sands Corp	24,793	1,362
Lear Corp	4,700	640
Leggett & Platt Inc (A)	10,212	396
Lennar, Cl B	1,713	59
Lennar Corp, Cl A	19,990	854
LKQ Corp *	24,600	685
Lowe’s Cos Inc	55,510	5,238

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lululemon Athletica Inc *	7,500	$994
Macy’s Inc	22,530	771
Marriott International Inc/MD, Cl A	19,194	2,208
Mattel Inc *(A)	19,842	276
McDonald’s Corp	53,280	10,044
MGM Resorts International	31,539	850
Michael Kors Holdings Ltd *	11,000	481
Michaels Cos Inc/The *(A)	9,500	161
Mohawk Industries Inc *	4,966	636
Netflix Inc *	28,500	8,155
Newell Brands Inc (A)	26,593	622
News Corp	10,800	145
News Corp, Cl A	25,546	332
NIKE Inc, Cl B	85,668	6,435
Nordstrom Inc	8,512	450
Norwegian Cruise Line Holdings Ltd *	15,600	801
NVR Inc *	184	451
Omnicom Group Inc	14,244	1,096
O’Reilly Automotive Inc *	5,240	1,817
Penske Automotive Group Inc	4,000	174
Polaris Industries (A)	4,100	398
Pool	2,500	406
PulteGroup Inc	18,945	502
PVH Corp	4,900	542
Qurate Retail *	28,230	627
Ralph Lauren Corp, Cl A	3,780	421
Ross Stores Inc	26,876	2,354
Royal Caribbean Cruises Ltd	11,300	1,278
Service Corp International/US	13,794	637
ServiceMaster Global Holdings Inc *	9,400	416
Six Flags Entertainment	6,200	380
Skechers U.S.A. Inc, Cl A *	8,500	230
Starbucks Corp	89,612	5,979
Tapestry Inc	20,267	789
Target Corp	37,685	2,674
Tempur Sealy International *(A)	4,200	214
Tesla *(A)	9,137	3,202
Thor Industries	3,300	224
Tiffany & Co	9,525	867
TJX Cos Inc/The	84,916	4,148
Toll Brothers	12,451	411
Tractor Supply Co	7,800	742
Tribune Media Co, Cl A	7,200	290
TripAdvisor Inc *(A)	8,767	562
Ulta Beauty Inc *	3,652	1,088
Under Armour Inc, Cl A *(A)	17,600	420
Under Armour Inc, Cl C *	8,821	197
Urban Outfitters Inc *	3,820	146
Vail Resorts	2,800	782
VF Corp	21,268	1,729
Viacom Inc, Cl B	22,669	700
Visteon *	2,400	177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney Co/The	102,472	$11,834
Wayfair, Cl A *(A)	3,800	404
Wendy’s (A)	13,075	234
Whirlpool Corp	3,716	469
Williams-Sonoma (A)	5,162	292
Wyndham Destinations Inc	7,668	318
Wyndham Hotels & Resorts	7,668	384
Wynn Resorts Ltd	7,896	864
Yum China Holdings	25,948	930
Yum! Brands Inc	22,648	2,089

		221,749

Consumer Staples — 6.8%
Altria Group Inc	129,440	7,097
Archer-Daniels-Midland Co	38,279	1,762
Brown-Forman, Cl A	5,000	243
Brown-Forman Corp, Cl B	17,717	846
Bunge Ltd	11,000	628
Campbell Soup Co (A)	13,778	540
Casey’s General Stores Inc (A)	1,900	246
Church & Dwight Co Inc	15,614	1,034
Clorox Co/The	8,303	1,375
Coca-Cola Co/The	263,040	13,257
Colgate-Palmolive Co	60,250	3,827
Conagra Brands Inc	34,376	1,112
Constellation Brands Inc, Cl A	10,431	2,042
Costco Wholesale Corp	29,881	6,911
Coty Inc, Cl A (A)	39,824	332
Energizer Holdings	2,941	132
Estee Lauder Cos Inc/The, Cl A	15,808	2,255
Flowers Foods Inc	16,525	327
General Mills Inc	38,992	1,650
Hain Celestial Group Inc/The *	10,300	213
Herbalife Nutrition Ltd *	8,200	469
Hershey Co/The	9,298	1,007
Hormel Foods Corp (A)	20,956	945
Ingredion Inc	4,100	428
JM Smucker Co/The	8,011	837
Kellogg Co	18,403	1,171
Keurig Dr Pepper	13,900	375
Kimberly-Clark Corp	24,818	2,863
Kraft Heinz Co/The	40,002	2,045
Kroger Co/The	51,946	1,541
Lamb Weston Holdings Inc	10,762	825
McCormick & Co Inc/MD	7,793	1,169
Molson Coors Brewing Co, Cl B	11,662	767
Mondelez International Inc, Cl A	98,306	4,422
Monster Beverage Corp *	26,087	1,557
Nu Skin Enterprises Inc, Cl A	3,900	257
PepsiCo Inc	97,352	11,871
Philip Morris International Inc	106,468	9,213
Pilgrim’s Pride Corp *	5,700	113

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Post Holdings *(A)	3,800	$368
Procter & Gamble Co/The	171,454	16,204
Spectrum Brands Holdings Inc	2,500	123
Sprouts Farmers Market *	9,000	207
Sysco Corp	33,148	2,234
TreeHouse Foods Inc *(A)	5,400	284
Tyson Foods Inc, Cl A	21,265	1,254
US Foods Holding Corp *	15,700	521
Walgreens Boots Alliance Inc	57,525	4,871
Walmart Inc	97,879	9,558

		123,328

Energy — 5.2%
Anadarko Petroleum Corp	36,440	1,928
Antero Resources Corp *	18,400	242
Apache Corp	25,859	908
Apergy Corp *	6,628	227
Baker Hughes a GE Co, Cl A	30,940	706
Cabot Oil & Gas Corp, Cl A	29,500	742
Centennial Resource Development, Cl A *	11,100	172
Cheniere Energy *	15,600	953
Chesapeake Energy Corp *(A)	61,266	179
Chevron Corp	131,102	15,593
Cimarex Energy Co	6,900	566
CNX Resources Corp *	10,644	147
Concho Resources Inc *	12,724	1,658
ConocoPhillips	79,676	5,273
Continental Resources Inc/OK *	5,300	242
Devon Energy Corp	33,913	917
Diamondback Energy Inc (A)	10,718	1,183
EOG Resources Inc	39,190	4,049
Equities	20,619	386
Equitrans Midstream Corp *(A)	16,495	368
Extraction Oil & Gas *	12,000	68
Exxon Mobil Corp	292,138	23,225
Halliburton Co	63,436	1,994
Helmerich & Payne Inc	6,550	397
Hess Corp	18,012	971
HollyFrontier Corp	12,226	764
Kinder Morgan Inc/DE	134,322	2,293
Kosmos Energy Ltd *	17,200	93
Marathon Oil Corp	60,476	1,009
Marathon Petroleum Corp	45,019	2,933
Murphy Oil Corp	11,754	375
Nabors Industries	26,800	87
National Oilwell Varco Inc	25,380	815
Newfield Exploration Co *	12,399	210
Noble Energy Inc	31,424	746
Occidental Petroleum Corp	54,254	3,812
ONEOK Inc	28,058	1,724
Parsley Energy, Cl A *	21,300	429
Patterson-UTI Energy Inc	13,832	192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PBF Energy Inc, Cl A	9,900	$383
Phillips 66	29,588	2,767
Pioneer Natural Resources Co	11,644	1,720
QEP Resources *	24,346	195
Range Resources Corp (A)	20,614	300
RPC (A)	5,550	73
Schlumberger Ltd	94,055	4,242
SM Energy	8,800	179
Targa Resources	14,900	665
Transocean *(A)	33,900	315
Valero Energy Corp	30,336	2,424
Weatherford International PLC *(A)	88,900	51
Whiting Petroleum Corp *	5,337	162
Williams Cos Inc/The	84,396	2,137
WPX Energy Inc *	23,648	330

		94,519

Financials — 13.8%
Affiliated Managers Group Inc	4,420	491
Aflac Inc	50,912	2,329
AGNC Investment Corp ‡	34,059	603
Alleghany Corp	899	567
Allstate Corp/The	23,925	2,134
Ally Financial Inc	29,800	795
American Express Co	48,234	5,415
American Financial Group Inc/OH	4,114	421
American International Group Inc	62,623	2,708
American National Insurance Co	822	105
Ameriprise Financial Inc	10,580	1,373
Annaly Capital Management Inc ‡	79,211	795
Aon PLC	16,344	2,699
Arch Capital Group Ltd *	26,700	764
Arthur J Gallagher & Co	11,904	917
Aspen Insurance Holdings	5,700	239
Associated Banc-Corp	14,684	340
Assurant Inc	4,393	427
Assured Guaranty Ltd	8,400	343
Athene Holding, Cl A *	10,100	439
AXA Equitable Holdings	10,600	209
Axis Capital Holdings Ltd	6,600	365
Bank of America Corp	641,363	18,215
Bank of Hawaii (A)	4,082	326
Bank of New York Mellon Corp/The	62,309	3,197
Bank OZK	6,400	173
BankUnited Inc	9,600	332
BB&T Corp	55,506	2,836
Berkshire Hathaway Inc, Cl B *	133,700	29,179
BGC Partners, Cl A	22,900	241
BlackRock Inc, Cl A	8,285	3,546
BOK Financial Corp	2,475	209
Brighthouse Financial Inc *	7,728	311
Brown & Brown Inc	17,848	518

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capital One Financial Corp	32,025	$2,872
Cboe Global Markets Inc	8,700	936
Charles Schwab Corp/The	85,085	3,812
Chimera Investment Corp ‡	8,380	161
Chubb Ltd	31,391	4,198
Cincinnati Financial Corp	11,786	963
CIT Group Inc	8,603	399
Citigroup Inc	172,904	11,202
Citizens Financial Group Inc	34,600	1,258
CME Group Inc, Cl A	24,070	4,575
CNA Financial Corp	3,100	145
Comerica Inc	11,553	915
Commerce Bancshares	7,259	457
Credit Acceptance Corp *(A)	800	328
Cullen	3,568	358
Discover Financial Services	25,089	1,789
E*TRADE Financial Corp	19,600	1,025
East West Bancorp Inc	11,700	628
Eaton Vance	8,810	359
Erie Indemnity Co, Cl A	2,419	331
Evercore, Cl A	3,100	256
Everest Re Group Ltd	2,900	644
FactSet Research Systems Inc (A)	2,800	657
Fidelity National Financial Inc	18,152	610
Fifth Third Bancorp	45,882	1,282
First American Financial Corp	6,900	333
First Citizens BancShares Inc/NC, Cl A	600	258
First Hawaiian	8,000	208
First Horizon National Corp	21,756	359
First Republic Bank/CA	12,000	1,190
FNB Corp/PA	17,100	210
Franklin Resources Inc	18,749	635
Goldman Sachs Group Inc/The	24,075	4,591
Hanover Insurance Group Inc/The	2,493	286
Hartford Financial Services Group Inc/The	27,010	1,194
Huntington Bancshares Inc/OH	78,334	1,143
Interactive Brokers Group, Cl A	5,600	324
Intercontinental Exchange Inc	38,400	3,138
Invesco Ltd	25,700	523
Jefferies Financial Group Inc	16,706	365
JPMorgan Chase & Co	230,734	25,655
KeyCorp	71,551	1,312
Lazard, Cl A (B)	10,000	401
Legg Mason Inc	7,781	225
Lincoln National Corp	16,488	1,038
Loews Corp	19,636	944
LPL Financial Holdings	4,800	308
M&T Bank Corp	9,457	1,598
Markel Corp *	900	1,030
MarketAxess Holdings Inc	2,500	544
Marsh & McLennan Cos Inc	34,065	3,022
Mercury General	2,396	136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MetLife Inc	56,509	$2,522
MFA Financial Inc ‡	33,700	244
Moody’s Corp	12,127	1,929
Morgan Stanley	83,178	3,692
Morningstar Inc	1,800	213
MSCI Inc, Cl A	6,600	1,037
Nasdaq Inc	7,000	639
Navient Corp	25,914	298
New Residential Investment Corp ‡	24,100	415
New York Community Bancorp (A)	32,272	343
Northern Trust Corp	14,905	1,479
Old Republic International Corp	23,390	527
OneMain Holdings, Cl A *	4,700	138
PacWest Bancorp	8,200	330
People’s United Financial Inc	24,934	420
Pinnacle Financial Partners	4,100	235
PNC Financial Services Group Inc/The	31,422	4,266
Popular Inc	5,853	330
Principal Financial Group Inc	20,108	992
Progressive Corp/The	41,280	2,736
Prosperity Bancshares	3,900	271
Prudential Financial Inc	29,463	2,762
Raymond James Financial Inc	8,621	687
Regions Financial Corp	81,587	1,342
Reinsurance Group of America Inc, Cl A	4,999	747
RenaissanceRe Holdings Ltd	2,600	345
S&P Global Inc	17,756	3,247
Santander Consumer USA Holdings Inc	11,600	226
SEI Investments †	10,042	539
Signature Bank NY	3,900	481
SLM *	25,914	266
Starwood Property Trust Inc ‡	14,100	315
State Street Corp	26,579	1,941
Sterling Bancorp/DE	17,100	330
SunTrust Banks Inc	32,846	2,059
SVB Financial Group *	3,900	994
Synchrony Financial	54,118	1,406
Synovus Financial	7,896	299
T Rowe Price Group Inc	16,230	1,613
TCF Financial Corp	15,001	337
TD Ameritrade Holding Corp	20,345	1,095
Texas Capital Bancshares *	3,800	227
TFS Financial	6,200	99
Torchmark Corp	8,287	716
Travelers Cos Inc/The	17,975	2,343
Two Harbors Investment Corp ‡	15,900	229
Umpqua Holdings Corp	16,800	323
Unum Group	11,905	428
US Bancorp	104,797	5,707
Voya Financial Inc	12,900	580
Webster Financial	5,600	337
Wells Fargo & Co	298,866	16,222

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Alliance Bancorp *	7,100	$333
White Mountains Insurance Group Ltd	279	259
Willis Towers Watson PLC	9,700	1,547
Wintrust Financial Corp	4,300	333
WR Berkley Corp	5,414	427
Zions Bancorp	14,402	701

		249,589

Health Care — 14.9%
Abbott Laboratories	117,137	8,674
AbbVie Inc	103,861	9,791
ABIOMED Inc *	3,100	1,031
Acadia Healthcare *	7,100	241
Agilent Technologies Inc	21,864	1,582
Agios Pharmaceuticals *(A)	3,700	243
Alexion Pharmaceuticals Inc *	15,400	1,897
Align Technology Inc *	5,800	1,333
Alkermes *	13,000	474
Allergan PLC	22,916	3,589
Alnylam Pharmaceuticals *	6,600	536
AmerisourceBergen Corp	10,724	953
Amgen Inc	44,358	9,238
Anthem Inc	17,731	5,143
athenahealth *	2,400	319
Baxter International Inc	33,315	2,284
Becton Dickinson and Co	17,970	4,542
Biogen Inc *	13,700	4,572
BioMarin Pharmaceutical *	11,300	1,085
Bio-Rad Laboratories Inc, Cl A *	1,800	494
Bio-Techne Corp	2,641	426
Bluebird Bio *(A)	3,800	467
Boston Scientific Corp *	97,239	3,663
Bristol-Myers Squibb Co	111,459	5,959
Bruker Corp	9,400	312
Cantel Medical Corp	2,800	240
Cardinal Health Inc	19,929	1,093
Catalent Inc *	10,200	404
Celgene Corp *	49,760	3,594
Centene Corp *	13,428	1,910
Cerner Corp *	20,396	1,181
Charles River Laboratories International Inc *	3,443	464
Chemed Corp	1,200	380
Cigna Corp	15,955	3,564
Cooper Cos Inc/The	3,004	838
CVS Health Corp	91,399	7,330
Danaher Corp	41,902	4,590
DaVita Inc *	9,985	660
DENTSPLY SIRONA Inc	16,466	622
DexCom Inc *	6,400	829
Edwards Lifesciences Corp *	13,928	2,256
Eli Lilly & Co	65,261	7,743

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Encompass Health Corp	7,500	$564
Exact Sciences Corp *(A)	9,200	717
Exelixis Inc *	22,300	453
Express Scripts Holding Co *	39,636	4,022
Gilead Sciences Inc	88,334	6,355
HCA Healthcare Inc	18,500	2,664
Henry Schein Inc *(A)	11,468	1,023
Hill-Rom Holdings Inc	4,124	400
Hologic Inc *	20,300	902
Humana Inc	9,275	3,056
ICU Medical Inc *	1,200	289
IDEXX Laboratories Inc *	6,404	1,305
Illumina Inc *	10,405	3,512
Incyte Corp *	11,800	758
Insulet Corp *	4,500	378
Integra LifeSciences Holdings *	5,600	300
Intuitive Surgical Inc *	7,571	4,019
Ionis Pharmaceuticals *(A)	8,300	484
IQVIA Holdings Inc *	12,013	1,502
Jazz Pharmaceuticals PLC *	4,500	680
Johnson & Johnson	185,209	27,207
Laboratory Corp of America Holdings *	7,590	1,105
Masimo Corp *	3,500	386
McKesson Corp	13,066	1,627
MEDNAX Inc *	5,500	221
Medtronic PLC	92,726	9,044
Merck & Co Inc	183,143	14,531
Mettler-Toledo International Inc *	1,736	1,105
Molina Healthcare Inc *	4,700	657
Mylan NV *	32,919	1,115
Nektar Therapeutics, Cl A *	12,000	485
Neurocrine Biosciences Inc *	6,000	530
Penumbra *(A)	2,400	334
PerkinElmer Inc	8,734	760
Perrigo Co PLC (A)	9,300	579
Pfizer Inc	399,622	18,475
PRA Health Sciences Inc *	3,900	455
Premier Inc, Cl A *	5,000	198
QIAGEN NV *	16,040	568
Quest Diagnostics Inc	8,844	783
Regeneron Pharmaceuticals Inc *	5,500	2,011
ResMed Inc	10,482	1,172
Sage Therapeutics *	3,500	404
Sarepta Therapeutics Inc *(A)	4,800	621
Seattle Genetics *	8,700	544
STERIS PLC	6,000	714
Stryker Corp	24,204	4,247
Teleflex Inc	3,540	975
TESARO *(A)	3,700	172
Thermo Fisher Scientific Inc	27,425	6,844
United Therapeutics Corp *	2,400	283
UnitedHealth Group Inc	65,820	18,519

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Health Services Inc, Cl B	5,076	$700
Varian Medical Systems Inc *	5,630	695
Veeva Systems, Cl A *	9,200	885
Vertex Pharmaceuticals Inc *	18,000	3,254
Waters Corp *	5,446	1,081
WellCare Health Plans Inc *	3,400	867
West Pharmaceutical Services Inc	4,700	515
Zimmer Biomet Holdings Inc	13,925	1,630
Zoetis Inc, Cl A	32,544	3,055

		269,282

Industrials — 9.7%
3M Co	39,033	8,116
Acuity Brands	3,300	429
AECOM *	11,416	367
AGCO Corp	3,700	221
Air Lease Corp, Cl A	5,300	206
Alaska Air Group Inc	8,400	615
Allegion PLC	5,766	528
Allison Transmission Holdings Inc, Cl A	8,600	405
AMERCO	600	208
American Airlines Group Inc	27,500	1,104
AMETEK Inc	15,228	1,118
AO Smith Corp	10,300	488
Arconic Inc	32,167	691
Arcosa Inc	4,067	111
Armstrong World Industries Inc	4,100	275
Boeing Co/The	37,191	12,896
BWX Technologies Inc	7,150	323
Carlisle Cos Inc	4,866	513
Caterpillar Inc	39,488	5,357
CH Robinson Worldwide Inc	10,386	959
Cintas Corp	5,557	1,041
Clean Harbors Inc *	5,000	323
Colfax *	8,100	202
Copa Holdings SA, Cl A	3,000	255
Copart Inc *	14,636	749
CoStar Group Inc *	2,200	813
Crane Co	2,600	225
CSX Corp	57,896	4,205
Cummins Inc	10,412	1,573
Curtiss-Wright Corp	3,400	375
Deere & Co	21,819	3,379
Delta Air Lines Inc	42,700	2,592
Donaldson Co Inc	8,844	496
Dover Corp	10,257	871
Dun & Bradstreet Corp/The	2,056	295
Eaton Corp PLC	29,116	2,240
Emerson Electric Co	44,210	2,985
Equifax Inc	8,656	889
Expeditors International of Washington Inc	12,948	985
Fastenal Co	20,324	1,204

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FedEx Corp	17,544	$4,018
Flowserve Corp	8,100	393
Fluor Corp	10,208	418
Fortive Corp	19,153	1,457
Fortune Brands Home & Security Inc	8,420	369
Gardner Denver Holdings *	5,600	139
General Dynamics Corp	17,472	3,230
General Electric Co	585,006	4,387
Genesee & Wyoming, Cl A *	4,200	350
Graco Inc	11,472	505
Harris Corp	8,454	1,208
HD Supply Holdings Inc *	11,700	467
HEICO (A)	3,710	314
HEICO, Cl A	5,421	366
Hexcel Corp	5,600	345
Honeywell International Inc	50,990	7,483
Hubbell, Cl B	3,792	418
Huntington Ingalls Industries Inc	3,237	698
IDEX Corp	5,493	755
IHS Markit Ltd *	24,700	1,318
Illinois Tool Works Inc	22,480	3,126
Ingersoll-Rand PLC	17,900	1,853
ITT Inc	5,051	280
Jacobs Engineering Group Inc	10,184	669
JB Hunt Transport Services Inc	6,452	686
JetBlue Airways Corp *	22,200	433
Johnson Controls International plc	65,466	2,277
Kansas City Southern	8,100	835
KAR Auction Services	9,900	566
Kirby Corp *	5,200	397
Knight-Swift Transportation Holdings Inc, Cl A (A)	9,900	343
L3 Technologies Inc	5,577	1,022
Landstar System	2,365	258
Lennox International	2,900	655
Lincoln Electric Holdings	5,200	447
Lockheed Martin Corp	16,873	5,069
Macquarie Infrastructure	7,500	313
ManpowerGroup Inc	5,284	429
Masco Corp	24,579	779
Middleby Corp/The *(A)	4,100	495
MSC Industrial Direct Co Inc, Cl A	2,720	241
Nielsen Holdings PLC	23,700	644
Nordson	4,400	530
Norfolk Southern Corp	19,933	3,403
Northrop Grumman Corp	11,378	2,957
nVent Electric PLC	13,573	340
Old Dominion Freight Line	5,100	697
Oshkosh Corp	6,359	454
Owens Corning	7,900	412
PACCAR Inc	23,370	1,454
Parker-Hannifin Corp	9,104	1,566

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pentair PLC	8,873	$379
Quanta Services Inc *	10,700	376
Raytheon Co	19,368	3,396
Regal Beloit Corp	4,000	313
Republic Services Inc, Cl A	14,042	1,086
Resideo Technologies Inc *	8,898	184
Robert Half International Inc	9,476	586
Rockwell Automation Inc	8,704	1,517
Rollins Inc	6,150	391
Roper Technologies Inc	6,700	1,994
Ryder System Inc	2,706	153
Sensata Technologies Holding PLC *	12,900	597
Snap-on Inc (A)	4,491	747
Southwest Airlines Co	37,620	2,054
Spirit AeroSystems Holdings Inc, Cl A	6,600	540
Stanley Black & Decker Inc	9,993	1,308
Stericycle *	6,326	304
Teledyne Technologies Inc *	2,400	539
Terex	5,148	170
Textron Inc	16,522	928
Timken	6,769	272
Toro Co/The	6,340	393
TransDigm Group Inc *	3,093	1,119
TransUnion	12,800	826
Trinity Industries	12,200	291
Union Pacific Corp	50,632	7,786
United Continental Holdings Inc *	16,900	1,634
United Parcel Service Inc, Cl B	47,041	5,423
United Rentals Inc *	5,300	621
United Technologies Corp	55,379	6,747
Univar *	10,400	225
USG Corp	3,900	168
Valmont Industries	2,100	274
Verisk Analytics Inc, Cl A *	10,400	1,282
WABCO Holdings *	4,024	489
Wabtec Corp (A)	6,000	568
Waste Management Inc	28,894	2,709
Watsco	2,700	415
Welbilt *	13,500	187
WESCO International Inc *	5,000	267
WW Grainger Inc	2,987	938
XPO Logistics Inc *	8,700	660
Xylem Inc/NY	13,202	963

		174,714

Information Technology — 24.2%
2U Inc *(A)	4,100	239
Accenture PLC, Cl A	44,000	7,239
Activision Blizzard Inc	50,356	2,512
Adobe Inc *	33,702	8,455
Advanced Micro Devices Inc *(A)	65,900	1,404
Akamai Technologies Inc *	12,018	826

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alliance Data Systems Corp	3,312	$664
Alphabet Inc, Cl A *	20,629	22,891
Alphabet Inc, Cl C *	20,999	22,982
Amdocs Ltd	8,500	552
Amphenol Corp, Cl A	21,284	1,872
Analog Devices Inc	24,579	2,259
ANSYS Inc *	5,900	956
Apple Inc	334,125	59,668
Applied Materials Inc	71,855	2,679
Arista Networks Inc *	3,500	835
ARRIS International *	11,000	340
Arrow Electronics Inc *	6,189	476
Aspen Technology Inc *	5,500	475
Atlassian Corp PLC, Cl A *	7,400	636
Autodesk Inc *	14,537	2,101
Automatic Data Processing Inc	29,892	4,407
Avnet Inc	7,710	338
Black Knight *	10,000	453
Booz Allen Hamilton Holding Corp, Cl A	11,300	580
Broadcom Inc	29,432	6,987
Broadridge Financial Solutions Inc	8,673	918
Cadence Design Systems Inc *	20,163	908
CDK Global Inc	7,597	383
CDW Corp/DE	10,000	927
Cisco Systems Inc	324,027	15,511
Citrix Systems Inc	9,487	1,034
Cognex	11,800	519
Cognizant Technology Solutions Corp, Cl A	39,176	2,790
Coherent *	1,800	249
CommScope Holding *	13,300	241
Conduent Inc *	14,439	185
CoreLogic Inc/United States *	4,584	185
Corning Inc	54,958	1,771
Cypress Semiconductor Corp	29,700	413
Dell Technologies Inc, Cl V *	14,112	1,489
DocuSign, Cl A *	2,600	109
Dolby Laboratories, Cl A	5,343	376
DXC Technology Co	19,236	1,213
eBay Inc	61,711	1,842
EchoStar, Cl A *	4,932	206
Electronic Arts Inc *	21,365	1,796
EPAM Systems Inc *	3,900	508
Euronet Worldwide Inc *	3,500	412
F5 Networks Inc *	3,938	677
Facebook Inc, Cl A *	164,000	23,060
Fair Isaac *	2,300	457
Fidelity National Information Services Inc	21,990	2,374
FireEye Inc *	15,800	316
First Data Corp, Cl A *	36,300	693
First Solar Inc *	5,100	227
Fiserv Inc *	26,876	2,127
FleetCor Technologies Inc *	5,900	1,141

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FLIR Systems Inc	9,400	$431
Fortinet Inc *	9,000	665
Gartner Inc *	6,300	965
Genpact Ltd	9,000	273
Global Payments Inc	11,968	1,338
GoDaddy, Cl A *	10,800	705
Guidewire Software *	5,800	539
Hewlett Packard Enterprise Co	108,570	1,629
HP Inc	112,870	2,596
Intel Corp	317,758	15,669
International Business Machines Corp	62,898	7,816
Intuit Inc	16,452	3,529
IPG Photonics Corp *	2,700	384
Jabil Inc	10,374	259
Jack Henry & Associates Inc	5,300	740
Juniper Networks Inc	22,525	647
Keysight Technologies Inc *	13,132	812
KLA-Tencor Corp	10,309	1,016
Lam Research Corp	10,752	1,688
Leidos Holdings Inc	10,173	641
Littelfuse	1,900	364
LogMeIn Inc	3,500	323
Manhattan Associates *	4,700	233
Marvell Technology Group	42,402	683
Mastercard Inc, Cl A	63,100	12,687
Maxim Integrated Products Inc	20,500	1,146
Microchip Technology Inc (A)	14,715	1,104
Micron Technology Inc *	81,616	3,147
Microsoft Corp	523,800	58,084
MKS Instruments Inc	4,200	329
Monolithic Power Systems	3,100	409
Motorola Solutions Inc	10,514	1,380
National Instruments Corp	6,604	323
NCR Corp *	5,189	144
NetApp Inc	18,155	1,214
Nuance Communications *	21,700	347
Nutanix, Cl A *	8,200	367
NVIDIA Corp	39,756	6,497
NXP Semiconductors NV	22,700	1,892
Okta Inc, Cl A *	6,600	420
ON Semiconductor *	30,100	577
Oracle Corp	192,120	9,368
Palo Alto Networks *	6,700	1,159
Paychex Inc	21,807	1,543
Paycom Software *(A)	3,800	504
PayPal Holdings Inc *	81,211	6,969
Pegasystems	2,900	157
Proofpoint *	3,900	378
PTC Inc *	8,300	718
Pure Storage, Cl A *	12,600	238
Qorvo Inc *	7,800	513
QUALCOMM Inc	101,059	5,888

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RealPage *	5,400	$278
Red Hat Inc *	12,327	2,201
RingCentral Inc, Cl A *	5,100	423
Sabre	20,400	522
salesforce.com Inc *	48,152	6,874
ServiceNow Inc *	12,400	2,297
Skyworks Solutions Inc	13,000	946
Splunk Inc *	10,300	1,151
Square, Cl A *	19,700	1,376
SS&C Technologies Holdings	14,700	708
Symantec Corp	40,648	899
Synopsys Inc *	10,182	936
Tableau Software, Cl A *	5,700	710
Teradata *	7,889	297
Teradyne Inc	10,463	373
Texas Instruments Inc	66,908	6,681
Total System Services Inc	12,191	1,065
Trimble *	15,728	598
Twilio Inc, Cl A *(A)	5,500	520
Tyler Technologies *	2,800	540
Ubiquiti Networks	1,200	131
Ultimate Software Group *	1,900	501
Universal Display (A)	3,100	285
VeriSign Inc *	6,685	1,043
Versum Materials Inc	9,747	338
Visa Inc, Cl A	123,100	17,444
VMware, Cl A *	5,400	904
Western Digital Corp	18,896	858
Western Union Co/The	27,128	508
WEX Inc *	2,600	403
Workday, Cl A *	10,700	1,755
Worldpay, Cl A *	19,653	1,686
Xerox Corp	18,499	498
Xilinx Inc	16,657	1,540
Zebra Technologies Corp, Cl A *	3,425	616
Zendesk Inc *	7,900	469
Zynga Inc, Cl A *	32,600	118

		437,822

Materials — 2.9%
Air Products & Chemicals Inc	14,594	2,348
Albemarle Corp (A)	7,273	701
Alcoa Corp *	14,788	470
AptarGroup Inc	4,700	489
Ashland Global Holdings	4,776	391
Avery Dennison Corp	6,410	618
Axalta Coating Systems Ltd *	14,700	368
Ball Corp	21,600	1,061
Bemis Co Inc	6,374	311
Berry Global Group *	8,500	428
Cabot Corp	4,273	210
Celanese Corp, Cl A	10,083	1,018

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CF Industries Holdings Inc	18,330	$773
Chemours	12,700	362
Crown Holdings Inc *(A)	9,651	495
Domtar Corp	6,100	266
DowDuPont Inc	159,229	9,211
Eagle Materials	2,100	153
Eastman Chemical Co	9,228	727
Ecolab Inc	17,108	2,746
FMC Corp	9,720	804
Freeport-McMoRan Inc, Cl B	104,624	1,249
Graphic Packaging Holding	26,100	313
Huntsman Corp	15,729	318
International Flavors & Fragrances Inc	6,291	891
International Paper Co	27,655	1,277
Linde PLC	39,125	6,223
LyondellBasell Industries NV, Cl A	22,800	2,127
Martin Marietta Materials Inc	4,663	889
Mosaic Co/The	26,978	971
NewMarket Corp	700	294
Newmont Mining Corp	39,533	1,279
Nucor Corp	21,390	1,292
Olin Corp	12,700	273
Owens-Illinois Inc	16,591	305
Packaging Corp of America	5,499	538
Platform Specialty Products *	16,800	198
PPG Industries Inc	16,946	1,853
Reliance Steel & Aluminum Co	4,800	386
Royal Gold Inc	4,300	315
RPM International	8,169	539
Scotts Miracle-Gro, Cl A	3,206	244
Sealed Air Corp	8,568	313
Sherwin-Williams Co/The	5,537	2,348
Silgan Holdings Inc	8,608	222
Sonoco Products Co	5,746	331
Southern Copper Corp (A)	5,768	193
Steel Dynamics Inc	16,600	584
United States Steel Corp	15,883	366
Valvoline Inc	17,504	369
Vulcan Materials Co	9,657	1,021
Westlake Chemical Corp	2,000	145
Westrock Co	17,645	831
WR Grace & Co	4,300	275

		52,722

Real Estate — 3.5%
Alexandria Real Estate Equities Inc ‡	7,700	959
American Campus Communities ‡	8,000	351
American Homes 4 Rent, Cl A ‡	17,200	358
American Tower Corp, Cl A ‡	29,822	4,905
Apartment Investment & Management Co,
Cl A ‡	9,999	471
Apple Hospitality REIT Inc ‡	16,700	265

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AvalonBay Communities Inc ‡	9,041	$1,723
Boston Properties Inc ‡	10,984	1,441
Brandywine Realty Trust ‡	15,500	221
Brixmor Property Group Inc ‡	17,300	285
Brookfield Property, Cl A ‡	6,465	116
Camden Property Trust ‡	6,047	575
CBRE Group Inc, Cl A *	24,317	1,062
Colony Capital ‡	21,023	129
Columbia Property Trust Inc ‡	11,800	253
CoreSite Realty ‡	3,400	331
Corporate Office Properties Trust ‡	9,800	240
Crown Castle International Corp ‡	27,896	3,205
CubeSmart ‡	10,700	333
CyrusOne ‡	6,900	387
Digital Realty Trust Inc ‡	13,396	1,541
Douglas Emmett Inc ‡	9,200	340
Duke Realty Corp ‡	26,309	749
Empire State Realty Trust, Cl A ‡	12,600	204
EPR Properties ‡	6,200	439
Equinix Inc ‡	5,542	2,135
Equity Commonwealth ‡	5,325	169
Equity LifeStyle Properties Inc ‡	6,500	647
Equity Residential ‡	23,577	1,680
Essex Property Trust Inc ‡	4,454	1,169
Extra Space Storage Inc ‡	7,500	720
Federal Realty Investment Trust ‡	5,196	686
Forest City Realty Trust Inc, Cl A ‡	12,842	325
Gaming and Leisure Properties Inc ‡	12,491	430
HCP Inc ‡	31,674	927
Healthcare Trust of America, Cl A ‡	11,800	332
Highwoods Properties Inc ‡	5,400	234
Hospitality Properties Trust ‡	9,166	246
Host Hotels & Resorts Inc ‡	46,040	875
Howard Hughes Corp/The *	2,773	307
Hudson Pacific Properties ‡	12,000	370
Invitation Homes ‡	19,600	421
Iron Mountain Inc ‡	19,503	663
JBG SMITH Properties ‡	8,518	341
Jones Lang LaSalle Inc	3,300	473
Kilroy Realty Corp ‡	7,500	526
Kimco Realty Corp ‡	31,944	522
Lamar Advertising, Cl A ‡	6,440	488
Liberty Property Trust ‡	9,206	417
Life Storage Inc ‡	3,300	322
Macerich Co/The ‡	10,611	534
Medical Properties Trust ‡	20,800	359
Mid-America Apartment Communities Inc ‡	6,950	720
National Retail Properties ‡	9,300	466
Omega Healthcare Investors Inc ‡(A)	11,700	444
Outfront Media Inc ‡	12,680	263
Paramount Group Inc ‡	18,400	263
Park Hotels & Resorts Inc ‡	14,488	447

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prologis Inc ‡	42,030	$2,830
Public Storage ‡	9,868	2,104
Rayonier Inc ‡	11,704	370
Realogy Holdings (A)	6,900	133
Realty Income Corp ‡	21,000	1,346
Regency Centers Corp ‡	9,658	615
Retail Properties of America Inc, Cl A ‡	14,900	188
Retail Value *	1,540	45
SBA Communications Corp, Cl A *‡	7,300	1,247
Senior Housing Properties Trust ‡	12,300	169
Simon Property Group Inc ‡	21,781	4,045
SITE Centers Corp ‡	15,400	192
SL Green Realty Corp ‡	5,768	556
Spirit Realty Capital Inc ‡	20,600	153
STORE Capital ‡	14,800	443
Sun Communities Inc ‡	6,100	635
Taubman Centers ‡	5,800	307
UDR Inc ‡	19,393	827
Uniti Group ‡(A)	12,529	250
Ventas Inc ‡	26,292	1,669
VEREIT Inc ‡	68,100	521
VICI Properties Inc ‡	31,100	677
Vornado Realty Trust ‡	12,536	902
Weingarten Realty Investors ‡	11,267	325
Welltower Inc ‡	24,483	1,771
Weyerhaeuser Co ‡	54,546	1,441
WP Carey ‡(A)	7,100	481

		64,046

Utilities — 3.0%
AES Corp/VA	48,424	750
Alliant Energy Corp	14,052	638
Ameren Corp	17,990	1,234
American Electric Power Co Inc	35,050	2,725
American Water Works Co Inc	11,500	1,097
Aqua America	12,046	413
Atmos Energy Corp	6,591	631
Avangrid Inc	5,594	282
CenterPoint Energy Inc	30,915	866
CMS Energy Corp	17,742	924
Consolidated Edison Inc	20,416	1,640
Dominion Energy Inc	43,912	3,271
DTE Energy Co	12,864	1,540
Duke Energy Corp	48,316	4,279
Edison International	21,479	1,188
Entergy Corp	12,498	1,088
Evergy Inc	20,149	1,196
Eversource Energy	22,608	1,545
Exelon Corp	64,876	3,010
FirstEnergy Corp	31,327	1,185
Hawaiian Electric Industries Inc	7,546	289
MDU Resources Group Inc	15,621	413

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Fuel Gas	7,089	$382
NextEra Energy Inc	32,073	5,828
NiSource Inc	23,521	621
NRG Energy Inc	18,700	719
OGE Energy Corp	13,436	532
PG&E Corp	36,018	950
Pinnacle West Capital Corp	6,992	625
PPL Corp	45,626	1,396
Public Service Enterprise Group Inc	35,252	1,971
SCANA Corp	8,010	374
Sempra Energy	18,123	2,088
Southern Co/The	68,203	3,228
UGI Corp	11,725	674
Vectren Corp	5,091	366
Vistra Energy Corp *	31,500	740
WEC Energy Group Inc	23,257	1,686
Xcel Energy Inc	33,481	1,756

		54,140

Total Common Stock (Cost $711,144) ($ Thousands)		1,791,776

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 2.086%, 12/06/2018 (C)	$1,000	1,000

Total U.S. Treasury Obligation (Cost $1,000) ($ Thousands)		1,000

	Shares

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 2.270% **†(D)	29,330,878	29,330

Total Affiliated Partnership (Cost $29,331) ($ Thousands)		29,330

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	17,699,937	17,700

Total Cash Equivalents (Cost $17,700) ($ Thousands)		17,700

Total Investments in Securities — 101.7% (Cost $759,175) ($ Thousands)		$1,839,806

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Large Cap Index Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	111	Dec-2018	$16,124	$15,309	$(815)
S&P Mid Cap 400 Index E-MINI	8	Dec-2018	1,635	1,504	(131)

			$17,759	$16,813	$(946)

Percentages are based on Net Assets of $1,808,753 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2018. The total market value of securities on loan at November 30, 2018 was $28,336 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $401 ($ Thousands), or 0.0% of the net assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2018 was $29,330 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,791,776	$—	$—	$1,791,776
U.S. Treasury Obligation	—	1,000	—	1,000
Affiliated Partnership	—	29,330	—	29,330
Cash Equivalent	17,700	—	—	17,700

Total Investments in Securities	$1,809,476	$30,330	$—	$1,839,806

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(946)	$—	$—	$(946)

Total Other Financial Instruments	$(946)	$—	$—	$(946)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/18	Income
SEI Investments Co.	$641	$—	$—	$—	$(102)	$539	$3
SEI Liquidity Fund, L.P.	44,400	68,928	(83,998)	—	—	$29,330	66
SEI Daily Income Trust, Government Fund, Cl F	11,571	147,171	(141,042)	—	—	$17,700	167

Totals	$56,612	$216,099	$(225,040)	$—	$(102)	$47,569	$236

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Communication Services — 2.5%
AT&T Inc	1,212,091	$37,866
CenturyLink Inc	163,374	3,072
Take-Two Interactive Software Inc *	19,100	2,095
Twenty-First Century Fox Inc, Cl A	174,774	8,646
Twenty-First Century Fox Inc, Cl B	82,200	4,030
Twitter Inc *	121,600	3,824
Verizon Communications Inc	689,752	41,592

		101,125

Consumer Discretionary — 12.1%
Advance Auto Parts Inc	12,800	2,275
Amazon.com Inc *	68,460	115,709
AutoZone Inc *	4,345	3,515
Best Buy Co Inc	41,987	2,712
Booking Holdings Inc *	7,884	14,916
BorgWarner Inc	34,800	1,377
CarMax Inc *(A)	29,600	1,956
Carnival Corp, Cl A	68,100	4,106
CBS Corp, CI B	57,937	3,139
Charter Communications Inc, CI A *	30,000	9,876
Chipotle Mexican Grill Inc, CI A *	4,020	1,902
Comcast Corp, Cl A	762,848	29,759
Darden Restaurants Inc	20,795	2,299
Delphi Automotive PLC *	45,500	3,271
Discovery Inc, CI A *(A)	28,500	876
Discovery Inc, CI C *	59,845	1,671
DISH Network Corp, CI A *	39,000	1,278
Dollar General Corp	45,000	4,995
Dollar Tree Inc *	40,069	3,477
DR Horton Inc	57,491	2,140
Expedia Group Inc	19,995	2,415
Foot Locker Inc	20,500	1,156
Ford Motor Co	646,543	6,084
Gap Inc/The	36,800	1,004
Garmin Ltd	18,895	1,260
General Motors Co	217,387	8,250
Genuine Parts Co	24,600	2,551
Goodyear Tire & Rubber Co/The	41,600	963
H&R Block Inc	33,591	907
Hanesbrands Inc (A)	63,000	1,002
Harley-Davidson Inc	28,300	1,197
Hasbro Inc (A)	19,895	1,810
Hilton Worldwide Holdings Inc	50,300	3,800
Home Depot Inc/The	190,887	34,421
Interpublic Group of Cos Inc/The	65,800	1,546
Kohl’s Corp	29,091	1,954
L Brands Inc	38,200	1,265
Leggett & Platt Inc (A)	23,695	918
Lennar Corp, Cl A	47,191	2,016
LKQ Corp *	53,100	1,478
Lowe’s Cos Inc	134,787	12,720

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macy’s Inc	53,000	$1,814
Marriott International Inc/MD, Cl A	48,736	5,606
Mattel Inc *(A)	62,887	874
McDonald’s Corp	130,087	24,523
MGM Resorts International	88,500	2,386
Michael Kors Holdings Ltd *	26,400	1,155
Mohawk Industries Inc *	11,200	1,434
Netflix Inc *	72,579	20,767
Newell Brands Inc (A)	73,490	1,720
News Corp	23,200	311
News Corp, Cl A	62,283	808
NIKE Inc, Cl B	215,282	16,172
Nordstrom Inc	19,895	1,052
Norwegian Cruise Line Holdings Ltd *	35,100	1,801
Omnicom Group Inc	38,300	2,948
O’Reilly Automotive Inc *	13,700	4,751
PulteGroup Inc	46,183	1,225
PVH Corp	13,600	1,503
Ralph Lauren Corp, Cl A	9,695	1,080
Ross Stores Inc	62,600	5,484
Royal Caribbean Cruises Ltd	29,000	3,279
Starbucks Corp	206,382	13,770
Tapestry Inc	48,791	1,899
Target Corp	87,991	6,244
Tiffany & Co	18,095	1,647
TJX Cos Inc/The	208,482	10,184
Tractor Supply Co	20,700	1,969
TripAdvisor Inc *(A)	17,795	1,140
Ulta Beauty Inc *	9,500	2,829
Under Armour Inc, CI A *(A)	34,395	821
Under Armour Inc, Cl C *(A)	34,832	778
VF Corp	55,191	4,486
Viacom Inc, Cl B	56,700	1,750
Walt Disney Co/The	248,083	28,651
Whirlpool Corp	11,000	1,387
Wynn Resorts Ltd	17,100	1,871
Yum! Brands Inc	53,100	4,897

		484,982

Consumer Staples — 7.2%
Altria Group Inc	313,883	17,210
Archer-Daniels-Midland Co	93,491	4,302
Brown-Forman Corp, Cl B	29,390	1,403
Campbell Soup Co (A)	33,591	1,317
Church & Dwight Co Inc	41,400	2,740
Clorox Co/The	21,400	3,544
Coca-Cola Co/The	638,657	32,188
Colgate-Palmolive Co	145,691	9,254
Conagra Brands Inc	65,787	2,128
Constellation Brands Inc, Cl A	27,700	5,423
Costco Wholesale Corp	73,000	16,883
Coty Inc, Cl A (A)	78,683	656

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	38,000	$5,421
General Mills Inc	97,896	4,142
Hershey Co/The	24,200	2,621
Hormel Foods Corp (A)	46,492	2,096
JM Smucker Co/The	18,995	1,985
Kellogg Co	42,600	2,712
Kimberly-Clark Corp	58,896	6,795
Kraft Heinz Co/The	105,691	5,403
Kroger Co/The	134,882	4,001
Lamb Weston Holdings Inc	24,700	1,895
McCormick & Co Inc/MD (A)	19,795	2,969
Molson Coors Brewing Co, Cl B	30,095	1,979
Mondelez International Inc, Cl A	243,578	10,956
Monster Beverage Corp *	65,231	3,893
PepsiCo Inc	235,878	28,763
Philip Morris International Inc	260,578	22,548
Procter & Gamble Co/The	415,467	39,266
Sysco Corp	78,800	5,311
Tyson Foods Inc, Cl A	49,887	2,941
Walgreens Boots Alliance Inc	141,987	12,022
Walmart Inc	240,783	23,512

		288,279

Energy — 5.4%
Anadarko Petroleum Corp	85,595	4,528
Apache Corp (A)	64,600	2,270
Baker Hughes a GE Co, Cl A	69,500	1,586
Cabot Oil & Gas Corp, Cl A	74,687	1,879
Chevron Corp	319,878	38,046
Cimarex Energy Co	16,396	1,344
Concho Resources Inc *	34,000	4,432
ConocoPhillips	193,183	12,785
Devon Energy Corp	77,500	2,095
Diamondback Energy Inc	25,600	2,826
EOG Resources Inc	96,191	9,938
Exxon Mobil Corp	707,200	56,223
Halliburton Co	149,291	4,692
Helmerich & Payne Inc (A)	17,795	1,078
Hess Corp	42,500	2,290
HollyFrontier Corp	27,600	1,724
Kinder Morgan Inc/DE	322,683	5,508
Marathon Oil Corp	146,000	2,437
Marathon Petroleum Corp	110,911	7,227
National Oilwell Varco Inc	64,400	2,068
Newfield Exploration Co *	37,000	627
Noble Energy Inc	81,400	1,933
Occidental Petroleum Corp	128,395	9,022
ONEOK Inc	67,491	4,146
Phillips 66	71,496	6,686
Pioneer Natural Resources Co	28,496	4,210
Schlumberger Ltd	229,866	10,367
TechnipFMC PLC	73,900	1,706

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	70,500	$5,633
Williams Cos Inc/The	204,196	5,170

		214,476

Financials — 13.3%
Affiliated Managers Group Inc	9,300	1,033
Aflac Inc	129,382	5,918
Allstate Corp/The	58,400	5,209
American Express Co	117,587	13,202
American International Group Inc	146,778	6,348
Ameriprise Financial Inc	24,000	3,114
Aon PLC	41,100	6,786
Arthur J Gallagher & Co	30,600	2,358
Assurant Inc	8,895	865
Bank of America Corp	1,550,883	44,045
Bank of New York Mellon Corp/The	152,387	7,819
BB&T Corp	127,991	6,540
Berkshire Hathaway Inc, CI B *	325,728	71,087
BlackRock Inc, CI A	20,596	8,815
Brighthouse Financial Inc *	21,780	877
Capital One Financial Corp	79,196	7,102
Cboe Global Markets Inc	18,700	2,013
Charles Schwab Corp/The	199,391	8,933
Chubb Ltd	77,847	10,411
Cincinnati Financial Corp	26,296	2,149
Citigroup Inc	419,757	27,196
Citizens Financial Group Inc	80,000	2,909
CME Group Inc, CI A	57,895	11,005
Comerica Inc	24,991	1,979
Discover Financial Services	56,200	4,007
E*TRADE Financial Corp	44,291	2,316
Everest Re Group Ltd	7,200	1,599
Fifth Third Bancorp	112,400	3,139
Franklin Resources Inc	51,695	1,752
Goldman Sachs Group Inc/The	58,391	11,135
Hartford Financial Services Group Inc/The	58,200	2,572
Huntington Bancshares Inc/OH	183,561	2,678
Intercontinental Exchange Inc	95,000	7,763
Invesco Ltd	71,900	1,463
Jefferies Financial Group Inc	47,387	1,035
JPMorgan Chase & Co	561,457	62,428
KeyCorp	178,100	3,266
Lincoln National Corp	35,000	2,204
Loews Corp	46,187	2,220
M&T Bank Corp	24,323	4,111
Marsh & McLennan Cos Inc	83,591	7,415
MetLife Inc	164,687	7,350
Moody’s Corp	27,900	4,438
Morgan Stanley	222,700	9,886
MSCI Inc, CI A	15,100	2,372
Nasdaq Inc	19,200	1,753
Northern Trust Corp	37,696	3,741

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
People’s United Financial Inc	60,500	$1,020
PNC Financial Services Group Inc/The	77,991	10,590
Principal Financial Group Inc	45,791	2,258
Progressive Corp/The	96,383	6,389
Prudential Financial Inc	68,900	6,460
Raymond James Financial Inc	22,900	1,826
Regions Financial Corp	171,900	2,828
S&P Global Inc	41,600	7,607
State Street Corp	64,000	4,673
SunTrust Banks Inc	78,300	4,909
SVB Financial Group *	9,000	2,293
Synchrony Financial	116,921	3,038
T Rowe Price Group Inc	41,000	4,074
Torchmark Corp	17,846	1,542
Travelers Cos Inc/The	45,296	5,905
Unum Group	36,391	1,307
US Bancorp	254,683	13,870
Wells Fargo & Co	723,548	39,274
Willis Towers Watson PLC	22,045	3,515
Zions Bancorp	32,300	1,572

		533,306

Health Care — 15.2%
Abbott Laboratories	293,848	21,759
AbbVie Inc	253,878	23,933
ABIOMED Inc *	7,300	2,429
Agilent Technologies Inc	52,191	3,776
Alexion Pharmaceuticals Inc *	37,300	4,593
Align Technology Inc *	12,600	2,897
Allergan PLC	53,699	8,409
AmerisourceBergen Corp	27,296	2,427
Amgen Inc	108,391	22,572
Anthem Inc	43,196	12,530
Baxter International Inc	84,329	5,781
Becton Dickinson and Co	44,939	11,358
Biogen Inc *	33,500	11,180
Boston Scientific Corp *	229,200	8,634
Bristol-Myers Squibb Co	274,383	14,668
Cardinal Health Inc	52,096	2,856
Celgene Corp *	117,987	8,521
Centene Corp *	34,900	4,965
Cerner Corp *	54,900	3,179
Cigna Corp	40,400	9,025
Cooper Cos Inc/The	7,900	2,203
CVS Health Corp	215,158	17,256
Danaher Corp	103,400	11,326
DaVita Inc *	21,395	1,413
DENTSPLY SIRONA Inc	36,891	1,394
Edwards Lifesciences Corp *	35,500	5,751
Eli Lilly & Co	159,191	18,886
Express Scripts Holding Co *	93,291	9,466
Gilead Sciences Inc	217,978	15,681

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCA Healthcare Inc	45,695	$6,580
Henry Schein Inc *(A)	25,600	2,284
Hologic Inc *	45,500	2,021
Humana Inc	22,796	7,511
IDEXX Laboratories Inc *	14,600	2,975
Illumina Inc *	24,400	8,235
Incyte Corp *	29,300	1,883
Intuitive Surgical Inc *	18,900	10,033
IQVIA Holdings Inc *	27,400	3,427
Johnson & Johnson	448,170	65,836
Laboratory Corp of America Holdings *	16,600	2,418
McKesson Corp	33,900	4,221
Medtronic PLC	226,261	22,067
Merck & Co Inc	443,870	35,217
Mettler-Toledo International Inc *	4,200	2,674
Mylan NV *	85,796	2,905
Nektar Therapeutics, CI A *	28,100	1,135
PerkinElmer Inc	18,900	1,645
Perrigo Co PLC (A)	21,296	1,326
Pfizer Inc	978,835	45,252
Quest Diagnostics Inc	23,500	2,081
Regeneron Pharmaceuticals Inc *	13,000	4,753
ResMed Inc	24,400	2,728
Stryker Corp	51,496	9,035
Thermo Fisher Scientific Inc	67,091	16,743
UnitedHealth Group Inc	160,687	45,211
Universal Health Services Inc, Cl B	14,800	2,042
Varian Medical Systems Inc *	15,695	1,937
Vertex Pharmaceuticals Inc *	42,300	7,647
Waters Corp *	12,900	2,562
WellCare Health Plans Inc *	8,500	2,166
Zimmer Biomet Holdings Inc	34,395	4,025
Zoetis Inc, Cl A	79,800	7,491

		606,934

Industrials — 9.1%
3M Co	98,191	20,416
Alaska Air Group Inc	21,000	1,538
Allegion PLC	16,196	1,483
American Airlines Group Inc	70,091	2,815
AMETEK Inc	39,200	2,878
AO Smith Corp	25,600	1,213
Arconic Inc	73,966	1,589
Boeing Co/The	89,091	30,893
Caterpillar Inc	98,791	13,403
CH Robinson Worldwide Inc	23,195	2,142
Cintas Corp	14,495	2,716
Copart Inc *	34,100	1,745
CSX Corp	137,278	9,970
Cummins Inc	25,496	3,851
Deere & Co	53,296	8,254
Delta Air Lines Inc	106,487	6,465

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover Corp	25,100	$2,131
Eaton Corp PLC	72,995	5,616
Emerson Electric Co	105,191	7,102
Equifax Inc	20,195	2,073
Expeditors International of Washington Inc	30,291	2,305
Fastenal Co	48,391	2,868
FedEx Corp	40,900	9,366
Flowserve Corp	22,100	1,072
Fluor Corp	24,000	982
Fortive Corp	51,525	3,920
Fortune Brands Home & Security Inc	23,300	1,021
General Dynamics Corp	46,196	8,541
General Electric Co	1,443,888	10,829
Harris Corp	19,800	2,830
Honeywell International Inc	124,287	18,239
Huntington Ingalls Industries Inc	7,400	1,595
IHS Markit Ltd *	61,000	3,256
Illinois Tool Works Inc	50,995	7,091
Ingersoll-Rand PLC	41,396	4,285
Jacobs Engineering Group Inc	20,596	1,353
JB Hunt Transport Services Inc	15,100	1,606
Johnson Controls International plc	157,146	5,466
Kansas City Southern	17,700	1,824
L3 Technologies Inc	13,200	2,419
Lockheed Martin Corp	41,256	12,395
Masco Corp	53,500	1,695
Nielsen Holdings PLC	60,700	1,649
Norfolk Southern Corp	46,396	7,922
Northrop Grumman Corp	28,796	7,484
PACCAR Inc	57,400	3,571
Parker-Hannifin Corp	22,400	3,854
Pentair PLC	28,300	1,208
Quanta Services Inc *	25,800	906
Raytheon Co	47,295	8,293
Republic Services Inc, CI A	36,600	2,831
Robert Half International Inc	21,795	1,348
Rockwell Automation Inc	20,796	3,626
Rollins Inc	17,000	1,081
Roper Technologies Inc	17,500	5,208
Snap-on Inc (A)	9,900	1,646
Southwest Airlines Co	86,187	4,707
Stanley Black & Decker Inc	25,795	3,375
Textron Inc	42,491	2,385
TransDigm Group Inc *	8,200	2,966
Union Pacific Corp	123,187	18,944
United Continental Holdings Inc *	37,500	3,626
United Parcel Service Inc, Cl B	115,287	13,291
United Rentals Inc *	14,200	1,663
United Technologies Corp	134,885	16,434
Verisk Analytics Inc, Cl A *	27,800	3,428
Waste Management Inc	66,500	6,234
WW Grainger Inc	7,800	2,450

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	30,100	$2,197

		365,578

Information Technology — 24.1%
Accenture PLC, Cl A	106,696	17,554
Activision Blizzard Inc	126,000	6,285
Adobe Inc *	81,995	20,572
Advanced Micro Devices Inc *	145,300	3,095
Akamai Technologies Inc *	28,296	1,945
Alliance Data Systems Corp	7,900	1,583
Alphabet Inc, Cl A *	49,941	55,417
Alphabet Inc, Cl C *	51,463	56,323
Amphenol Corp, CI A	50,791	4,467
Analog Devices Inc	63,006	5,791
ANSYS Inc *	14,500	2,349
Apple Inc	767,046	136,979
Applied Materials Inc	166,300	6,200
Arista Networks Inc *	8,400	2,003
Autodesk Inc *	37,100	5,361
Automatic Data Processing Inc	73,591	10,849
Broadcom Inc	71,859	17,060
Broadridge Financial Solutions Inc	19,400	2,054
Cadence Design Systems Inc *	47,300	2,130
Cisco Systems Inc	762,943	36,522
Citrix Systems Inc	21,600	2,354
Cognizant Technology Solutions Corp, Cl A	95,995	6,838
Corning Inc	135,370	4,362
DXC Technology Co	47,652	3,004
eBay Inc *	157,083	4,689
Electronic Arts Inc *	50,900	4,279
F5 Networks Inc *	9,700	1,668
Facebook Inc, Cl A *	402,778	56,635
Fidelity National Information Services Inc	55,600	6,002
Fiserv Inc *	68,200	5,397
FleetCor Technologies Inc *	14,900	2,882
FLIR Systems Inc	23,400	1,073
Fortinet Inc *	24,700	1,824
Gartner Inc *	15,200	2,328
Global Payments Inc	26,682	2,983
Hewlett Packard Enterprise Co	241,074	3,616
HP Inc	268,374	6,173
Intel Corp	769,652	37,951
International Business Machines Corp	152,751	18,982
Intuit Inc	43,500	9,332
IPG Photonics Corp *	6,600	938
Jack Henry & Associates Inc	13,100	1,830
Juniper Networks Inc	58,200	1,671
Keysight Technologies Inc *	31,800	1,966
KLA-Tencor Corp	25,300	2,494
Lam Research Corp	25,895	4,064
Mastercard Inc, Cl A	152,147	30,592
Maxim Integrated Products Inc	46,800	2,617

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microchip Technology Inc (A)	39,196	$2,940
Micron Technology Inc *	191,900	7,400
Microsoft Corp	1,281,904	142,150
Motorola Solutions Inc	27,288	3,581
NetApp Inc	44,591	2,982
NVIDIA Corp	101,183	16,536
Oracle Corp	471,165	22,974
Paychex Inc	53,987	3,820
PayPal Holdings Inc *	197,083	16,912
Qorvo Inc *	22,100	1,454
QUALCOMM Inc (A)	201,378	11,732
Red Hat Inc *	29,700	5,303
salesforce.com Inc *	126,491	18,058
Seagate Technology PLC	44,600	1,922
Skyworks Solutions Inc	30,096	2,190
Symantec Corp	104,700	2,315
Synopsys Inc *	25,700	2,363
TE Connectivity Ltd	58,991	4,538
Texas Instruments Inc	163,483	16,324
Total System Services Inc	28,691	2,507
VeriSign Inc *	17,800	2,778
Visa Inc, Cl A	296,570	42,027
Western Digital Corp	49,831	2,262
Western Union Co/The	74,178	1,389
Xerox Corp	33,450	900
Xilinx Inc	42,700	3,949

		964,389

Materials — 2.6%
Air Products & Chemicals Inc	36,200	5,824
Albemarle Corp (A)	19,000	1,830
Avery Dennison Corp	15,500	1,494
Ball Corp	58,692	2,882
CF Industries Holdings Inc	41,000	1,730
DowDuPont Inc	384,596	22,249
Eastman Chemical Co	24,696	1,947
Ecolab Inc	41,996	6,740
FMC Corp	21,600	1,787
Freeport-McMoRan Inc, Cl B	243,500	2,907
International Flavors & Fragrances Inc	13,900	1,969
International Paper Co	69,096	3,192
Linde PLC	92,560	14,722
LyondellBasell Industries NV, Cl A	53,796	5,020
Martin Marietta Materials Inc (A)	10,400	1,983
Mosaic Co/The	61,591	2,217
Newmont Mining Corp	89,283	2,887
Nucor Corp	53,387	3,225
Packaging Corp of America	16,700	1,634
PPG Industries Inc	40,400	4,417
Sealed Air Corp	28,100	1,026
Sherwin-Williams Co/The	13,600	5,767
Vulcan Materials Co	22,600	2,389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	44,282	$2,086

		101,924

Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	17,800	2,216
American Tower Corp, Cl A ‡	73,300	12,057
Apartment Investment & Management Co, CI A ‡	24,600	1,158
AvalonBay Communities Inc ‡	22,700	4,326
Boston Properties Inc ‡	26,000	3,411
CBRE Group Inc, Cl A ‡	53,591	2,341
Crown Castle International Corp ‡	68,696	7,893
Digital Realty Trust Inc ‡	34,800	4,003
Duke Realty Corp ‡	62,900	1,790
Equinix Inc ‡	13,057	5,031
Equity Residential ‡	62,296	4,439
Essex Property Trust Inc ‡	10,700	2,809
Extra Space Storage Inc ‡	21,700	2,083
Federal Realty Investment Trust ‡	12,800	1,691
HCP Inc ‡	78,700	2,303
Host Hotels & Resorts Inc ‡	125,874	2,392
Iron Mountain Inc ‡ (A)	49,501	1,682
Kimco Realty Corp ‡	72,187	1,180
Macerich Co/The ‡	18,896	950
Mid-America Apartment Communities Inc ‡	18,300	1,895
Prologis Inc ‡	104,100	7,010
Public Storage ‡	25,395	5,416
Realty Income Corp ‡	49,300	3,160
Regency Centers Corp ‡	29,600	1,884
SBA Communications Corp, Cl A *‡	19,400	3,314
Simon Property Group Inc ‡	51,296	9,525
SL Green Realty Corp ‡	14,400	1,388
UDR Inc ‡	42,900	1,828
Ventas Inc ‡	60,000	3,809
Vornado Realty Trust ‡	28,896	2,079
Welltower Inc ‡	62,900	4,550
Weyerhaeuser Co ‡	126,345	3,337

		112,950

Utilities — 3.1%
AES Corp/VA	113,200	1,754
Alliant Energy Corp	40,700	1,847
Ameren Corp	41,091	2,820
American Electric Power Co Inc	81,400	6,328
American Water Works Co Inc	30,400	2,901
CenterPoint Energy Inc	76,083	2,131
CMS Energy Corp	47,591	2,479
Consolidated Edison Inc	52,300	4,202
Dominion Energy Inc	108,300	8,068
DTE Energy Co	30,500	3,652
Duke Energy Corp	119,691	10,601
Edison International	55,896	3,092

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	30,400	$2,647
Evergy Inc	46,000	2,731
Eversource Energy	53,400	3,649
Exelon Corp	159,891	7,417
FirstEnergy Corp	81,887	3,098
NextEra Energy Inc	78,400	14,246
NiSource Inc	57,887	1,529
NRG Energy Inc	48,787	1,875
PG&E Corp	87,400	2,306
Pinnacle West Capital Corp	19,200	1,716
PPL Corp	118,100	3,613
Public Service Enterprise Group Inc	85,400	4,774
SCANA Corp	23,596	1,101
Sempra Energy	46,495	5,357
Southern Co/The	168,000	7,951
WEC Energy Group Inc	53,331	3,865
Xcel Energy Inc	86,083	4,515

		122,265

Total Common Stock (Cost $2,729,150) ($ Thousands)		3,896,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 2.086%, 12/06/2018 (B)(B)	$4,800	$4,799

Total U.S. Treasury Obligation (Cost $4,799) ($ Thousands)		4,799

	Shares

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 2.270% **(C)	39,510,662	39,507

Total Affiliated Partnership (Cost $39,509) ($ Thousands)		39,507

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, CI F 2.020%**†	108,592,459	108,592
Total Cash Equivalents (Cost $108,592) ($ Thousands)		108,592

Total Investments in Securities — 101.2% (Cost $2,882,050) ($ Thousands)		$4,049,106

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	758	Dec-2018	$110,102	$104,540	$(5,562)

Percentages are based on Net Assets of $4,000,784 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $39,965
($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $39,507 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,896,208	$–	$–	$3,896,208
U.S. Treasury Obligation	–	4,799	–	4,799
Affiliated Partnership	–	39,507	–	39,507
Cash Equivalent	108,592	–	–	108,592

Total Investments in Securities	$4,044,800	$44,306	$–	$4,049,106

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(5,562)	–	–	(5,562)

Total Other Financial Instruments	$(5,562)	–	$–	$(5,562)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

S&P 500 Index Fund (Continued)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$ 112,784	$ 124,846	$(198,119)	$ —	$ (4)	$ 39,507	$ 74
SEI Daily Income Trust, Government Fund, Cl F	78,091	326,813	(296,312)	—	—	108,592	880
Totals	$ 190,875	$ 451,659	$(494,431)	$ —	$ (4)	$ 148,099	$ 954

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Communication Services — 3.5%
8x8 *	16,714	$329
AMC Entertainment Holdings, Cl A (A)	11,994	164
AMC Networks Inc, Cl A *	9,460	566
ATN International Inc	2,267	192
Boingo Wireless Inc *	9,200	230
Care.com *	3,200	57
Cargurus, Cl A *	9,400	366
Cars.com Inc *(A)	15,200	393
Central European Media Enterprises Ltd, Cl A *	23,106	76
Cincinnati Bell *	9,904	123
Clear Channel Outdoor Holdings, Cl A *	6,796	35
Cogent Communications Holdings Inc	8,304	403
Consolidated Communications Holdings Inc (A)	13,612	187
Daily Journal *	100	24
Emerald Expositions Events Inc	5,700	67
Entercom Communications, Cl A	30,782	201
Eros International *(A)	5,900	54
EW Scripps, Cl A	8,496	150
Frontier Communications *(A)	17,073	61
Gannett Co Inc (A)	18,500	192
GCI Liberty *	20,647	988
Gogo *	13,900	59
Hemisphere Media Group, Cl A *	3,500	48
IAC/InterActiveCorp *	14,821	2,637
IMAX *(A)	11,800	219
Intelsat SA *	8,900	221
Iridium Communications Inc *(A)	21,046	503
Liberty Broadband, Cl A *	5,083	433
Liberty Broadband, Cl C *	20,268	1,720
Liberty Latin America Ltd, Cl A *	8,300	151
Liberty Latin America Ltd, Cl C *	21,800	403
Liberty Media -Liberty Braves, Cl A *	1,803	45
Liberty Media -Liberty Braves, Cl C *	6,565	164
Liberty Media -Liberty Formula One, Cl A *	4,508	130
Liberty Media -Liberty Formula One, Cl C *	40,242	1,200
Liberty Media -Liberty SiriusXM, Cl A *	16,435	654
Liberty Media -Liberty SiriusXM, Cl C *	32,170	1,291
Liberty TripAdvisor Holdings, Cl A *	13,392	255
Lions Gate Entertainment, Cl A (A)	9,155	178
Lions Gate Entertainment, Cl B	19,675	355
Live Nation Entertainment *	27,203	1,515
LiveXLive Media *	5,200	26
Loral Space & Communications *	2,700	115
Madison Square Garden Co/The, Cl A *	3,779	1,020
Match Group Inc *(A)	10,000	403
MDC Partners, Cl A *	8,576	23
Meet Group *	10,200	41
Meredith (A)	7,444	426
New Media Investment Group Inc	8,900	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NII Holdings *(A)	17,100	$92
Ooma *	6,900	103
ORBCOMM *	12,086	115
Pandora Media *(A)	44,171	384
pdvWireless Inc *	2,000	87
Reading International, Cl A *	3,800	58
Saga Communications, Cl A	593	22
Scholastic Corp	5,667	262
Shenandoah Telecommunications Co	9,304	465
Sinclair Broadcast Group, Cl A	12,711	400
Sirius XM Holdings Inc (A)	261,379	1,628
Spok Holdings	4,132	60
Sprint *	135,690	852
TEGNA Inc	46,200	614
Telephone & Data Systems Inc	20,555	734
T-Mobile US Inc *	60,905	4,169
Tribune Publishing Co *	4,100	60
United States Cellular Corp *	2,952	165
Vonage Holdings *	46,720	495
WideOpenWest *	5,500	51
Windstream Holdings *	7,323	22
World Wrestling Entertainment Inc, Cl A (A)	8,934	661
Yelp, Cl A *	14,698	495
Zayo Group Holdings *	38,700	1,019
Zillow Group, Cl A *	10,691	387
Zillow Group, Cl C *(A)	23,782	869

		33,479

Consumer Discretionary — 12.4%
1-800-Flowers.com Inc, Cl A *	7,300	91
Aaron’s Inc	13,116	614
Abercrombie & Fitch Co, Cl A	15,300	320
Acushnet Holdings Corp (A)	8,600	197
Adient (A)	18,200	431
Adtalem Global Education *	12,781	738
American Axle & Manufacturing Holdings *	24,998	311
American Eagle Outfitters Inc	33,022	691
American Outdoor Brands Corp *	12,383	151
American Public Education Inc *	2,727	86
America’s Car-Mart Inc/TX *	850	63
Aramark	47,600	1,812
Asbury Automotive Group Inc *	4,498	311
Ascena Retail Group *	33,727	102
At Home Group *	8,700	248
AutoNation Inc *	11,100	412
Barnes & Noble	12,727	96
Barnes & Noble Education Inc *	5,894	39
Bassett Furniture Industries Inc	2,700	57
BBX Capital, Cl A	12,600	85
Beazer Homes USA Inc *	7,161	81
Bed Bath & Beyond Inc (A)	26,200	337
Belmond Ltd, Cl A *	17,030	310

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Big 5 Sporting Goods (A)	4,423	$16
Big Lots Inc (A)	8,446	368
Biglari Holdings, Cl A *	18	13
Biglari Holdings Inc, Cl B *	182	26
BJ’s Restaurants Inc	4,642	252
Bloomin’ Brands Inc	16,050	314
Bojangles’ *	2,000	32
Boot Barn Holdings *	7,200	163
Boyd Gaming Corp	17,545	435
Bright Horizons Family Solutions Inc *	11,635	1,416
Brinker International Inc (A)	8,482	433
Brunswick Corp/DE	17,783	943
Buckle (A)	4,851	93
Burlington Stores Inc *	13,400	2,221
Cable One Inc	800	719
Caesars Entertainment Corp *(A)	114,808	978
Caleres Inc	8,576	259
Callaway Golf Co	17,606	302
Camping World Holdings, Cl A (A)	7,000	132
Career Education Corp *	16,254	219
Carriage Services Inc, Cl A	2,006	34
Carrols Restaurant Group Inc *	7,900	87
Carter’s Inc	8,970	830
Carvana Co, Cl A *(A)	5,500	238
Cato Corp/The, Cl A	6,296	95
Cavco Industries *	1,831	301
Century Casinos *	4,000	30
Century Communities *	4,200	86
Cheesecake Factory Inc/The (A)	9,223	435
Chegg Inc *	20,400	570
Chico’s FAS Inc	26,951	146
Children’s Place Inc/The	3,433	445
Choice Hotels International	6,877	536
Churchill Downs Inc	2,277	632
Chuy’s Holdings Inc *	2,335	50
Cinemark Holdings Inc	22,140	850
Citi Trends Inc	3,097	64
Columbia Sportswear Co	6,544	598
Conn’s *	3,909	109
Container Store Group *	1,600	9
Cooper Tire & Rubber Co	9,532	326
Cooper-Standard Holdings Inc *	3,300	241
Core-Mark Holding Co Inc	9,436	248
Cracker Barrel Old Country Store Inc (A)	3,544	641
Crocs Inc *	15,503	431
Culp	2,861	59
Dana	28,898	419
Dave & Buster’s Entertainment (A)	8,700	495
Deckers Outdoor Corp *	5,904	787
Del Frisco’s Restaurant Group Inc *	3,900	27
Del Taco Restaurants Inc *	4,500	48
Denny’s Corp *	14,463	239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dick’s Sporting Goods Inc (A)	15,435	$555
Dillard’s Inc, Cl A (A)	2,562	178
Dine Brands Global Inc	3,272	292
Domino’s Pizza	8,358	2,318
Dorman Products Inc *	5,340	469
Drive Shack *	5,800	27
DSW Inc, Cl A	12,192	338
Duluth Holdings, Cl B *(A)	2,900	91
Dunkin’ Brands Group Inc	16,030	1,186
Eastman Kodak *	2,100	8
El Pollo Loco Holdings Inc *	3,900	60
Eldorado Resorts *	12,600	554
Entravision Communications Corp, Cl A	14,200	46
Ethan Allen Interiors	5,276	110
Etsy Inc *	24,400	1,319
Express *	14,962	93
Extended Stay America Inc	36,100	657
Fiesta Restaurant Group *	2,905	55
Five Below Inc *	10,905	1,143
Flexsteel Industries	1,700	42
Floor & Decor Holdings, Cl A *(A)	9,400	311
Fossil Group Inc *(A)	8,500	164
Fox Factory Holding Corp *	6,500	414
Francesca’s Holdings Corp *	8,224	16
frontdoor Inc *	12,850	299
Gaia, Cl A *	2,200	29
GameStop Corp, Cl A (A)	21,400	292
Garrett Motion Inc *(A)	14,500	167
Genesco Inc *	4,069	170
Gentex	52,690	1,187
Gentherm Inc *	7,748	360
G-III Apparel Group *	8,106	325
GNC Holdings, Cl A *(A)	13,278	38
Golden Entertainment *	2,100	38
GoPro Inc, Cl A *(A)	21,400	109
Graham Holdings Co, Cl B	800	527
Grand Canyon Education Inc *	9,515	1,164
Gray Television Inc *	12,900	239
Green Brick Partners *	6,200	51
Group 1 Automotive	3,535	199
Groupon Inc, Cl A *	79,941	245
GrubHub Inc *	18,000	1,409
Guess? Inc	11,317	269
Habit Restaurants, Cl A *	1,600	20
Hamilton Beach Brands Holding Co, Cl A	2,010	46
Haverty Furniture Cos Inc	4,363	89
Helen of Troy Ltd *	5,548	794
Hibbett Sports Inc *(A)	4,012	62
Hilton Grand Vacations Inc *	18,370	589
Hooker Furniture	2,700	81
Houghton Mifflin Harcourt Co *	18,000	179
Hovnanian Enterprises, Cl A *	17,215	22

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hudson Ltd, Cl A *	7,500	$156
Hyatt Hotels Corp, Cl A	8,827	629
Installed Building Products Inc *	5,200	201
International Game Technology (A)	21,600	372
International Speedway Corp, Cl A	4,298	182
iRobot Corp *(A)	5,302	506
J Alexander’s Holdings *	2,756	28
Jack in the Box	5,321	472
JC Penney *(A)	61,395	88
John Wiley & Sons Inc, Cl A	9,572	529
Johnson Outdoors Inc, Cl A	700	50
K12 Inc *	8,088	193
KB Home	18,885	399
Kimball International Inc, Cl B	7,025	107
Kirkland’s *	2,028	22
Lands’ End Inc *	4,362	93
Las Vegas Sands Corp	70,804	3,890
Laureate Education Inc, Cl A *	16,200	239
La-Z-Boy, Cl Z	8,926	261
LCI Industries	4,949	383
Lear Corp	12,671	1,726
LGI Homes Inc *(A)	2,900	134
Liberty Expedia Holdings, Cl A *	11,831	496
Lifetime Brands	3,300	39
Lindblad Expeditions Holdings *	4,100	53
Liquidity Services *	2,222	14
Lithia Motors, Cl A (A)	4,589	380
Lululemon Athletica Inc *	19,300	2,558
Lumber Liquidators Holdings *(A)	4,026	51
M/I Homes Inc *	5,394	127
Malibu Boats Inc, Cl A *	4,600	223
Marcus Corp/The	4,061	172
MarineMax *	3,996	85
Marriott Vacations Worldwide Corp	8,072	655
MasterCraft Boat Holdings Inc *	5,000	130
MDC Holdings	8,718	257
Meritage Homes Corp *	7,811	299
Michaels Cos Inc/The *(A)	22,100	375
Modine Manufacturing Co *	9,874	129
Monarch Casino & Resort Inc *	1,200	48
Monro Inc (A)	5,928	482
Motorcar Parts of America Inc *(A)	3,700	66
Movado Group Inc	2,720	102
MSG Networks Inc *	11,940	320
Murphy USA Inc *	6,300	510
Nathan’s Famous	900	66
National CineMedia Inc	15,007	104
National Vision Holdings *	10,200	375
Nautilus *	6,200	80
New York Times Co/The, Cl A	27,282	732
Nexstar Media Group Inc, Cl A (A)	9,444	780
Noodles, Cl A *	700	6

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nutrisystem Inc	5,359	$199
NVR Inc *	640	1,568
Office Depot	107,247	346
Ollie’s Bargain Outlet Holdings Inc *	9,800	869
Overstock.com *(A)	3,100	61
Oxford Industries Inc	2,854	229
Papa John’s International Inc (A)	4,642	223
Party City Holdco *	10,300	123
Penn National Gaming *	19,173	424
Penske Automotive Group Inc (A)	7,288	318
PetMed Express Inc (A)	3,796	91
PICO Holdings *	4,621	45
Pier 1 Imports Inc *(A)	18,189	26
Planet Fitness Inc, Cl A *	18,300	1,011
PlayAGS Inc *	3,100	70
Polaris Industries (A)	11,507	1,116
Pool	7,970	1,295
Potbelly Corp *	5,900	60
Quotient Technology *	12,000	147
Qurate Retail *	83,222	1,849
RCI Hospitality Holdings Inc	2,800	70
Red Robin Gourmet Burgers Inc *	2,967	103
Red Rock Resorts Inc, Cl A	13,800	361
Regis *	6,527	119
Rent-A-Center, Cl A *	9,840	144
RH *(A)	4,011	466
Roku, Cl A *(A)	8,300	338
Ruth’s Hospitality Group	5,172	127
Sally Beauty Holdings Inc *(A)	23,591	498
Scientific Games Corp, Cl A *(A)	10,962	214
SeaWorld Entertainment Inc *	10,500	299
Service Corp International/US	34,689	1,603
ServiceMaster Global Holdings Inc *	25,700	1,138
Shake Shack Inc, Cl A *	4,900	272
Shoe Carnival Inc	2,076	79
Shutterfly Inc *	6,725	336
Shutterstock Inc *	3,297	126
Signet Jewelers (A)	11,400	601
Six Flags Entertainment	14,758	906
Skechers U.S.A. Inc, Cl A *	27,746	749
Skyline Champion Corp *	3,700	83
Sleep Number Corp *	6,909	265
Sonic Automotive, Cl A	5,064	80
Sonic Corp *	6,033	262
Sotheby’s *(A)	7,761	310
Speedway Motorsports	1,635	28
Sportsman’s Warehouse Holdings *	5,400	24
Stamps.com Inc *	3,555	610
Standard Motor Products Inc	3,966	209
Steven Madden Ltd	18,151	585
Stoneridge Inc *	5,930	159
Strategic Education Inc	4,487	612

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sturm Ruger & Co Inc	3,542	$190
Superior Group of	2,000	37
Superior Industries International Inc	5,323	39
Tailored Brands Inc	10,068	231
Taylor Morrison Home Corp, Cl A *	23,000	389
Tempur Sealy International *(A)	9,523	485
Tenneco Inc, Cl A	11,263	380
Tesla *(A)	26,758	9,378
Texas Roadhouse Inc, Cl A	12,566	830
Thor Industries	10,390	705
Tile Shop Holdings	7,600	45
Tilly’s Inc, Cl A *	843	10
Toll Brothers	27,739	915
TopBuild *	6,500	331
Tower International Inc	4,800	135
TRI Pointe Group Inc *(A)	28,173	352
Tribune Media Co, Cl A	18,600	749
Tupperware Brands	11,224	426
Unifi *	2,480	69
Universal Electronics Inc *	3,887	134
Urban Outfitters Inc *	14,900	568
Vail Resorts	7,712	2,153
Vera Bradley Inc *	2,470	27
Vista Outdoor Inc *	12,288	140
Visteon *	5,865	433
Wayfair, Cl A *(A)	10,800	1,147
Weight Watchers International Inc *	7,174	359
Wendy’s (A)	35,775	641
Weyco Group	263	9
William Lyon Homes, Cl A *	6,700	83
Williams-Sonoma (A)	17,137	970
Wingstop Inc (A)	5,900	387
Winmark	395	59
Winnebago Industries Inc	5,835	146
Wolverine World Wide Inc	17,696	612
Wyndham Destinations Inc	20,000	829
Wyndham Hotels & Resorts	20,000	1,003
Yum China Holdings	74,400	2,666
ZAGG *	3,700	37
Zumiez Inc *	3,903	77

		116,864

Consumer Staples — 2.6%
22nd Century Group *	22,300	68
AgeX Therapeutics Inc *	1,960	11
Alico	143	5
Andersons Inc/The	5,399	178
B&G Foods Inc, Cl A (A)	11,811	358
BJ’s Wholesale Club Holdings Inc *	15,700	367
Boston Beer Co Inc/The, Cl A *	1,783	489
Bunge Ltd	28,343	1,618
Calavo Growers Inc (A)	3,226	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cal-Maine Foods Inc (A)	5,728	$268
Casey’s General Stores Inc (A)	6,859	888
Central Garden & Pet Co, Cl A *	8,929	285
Chefs’ Warehouse Inc/The *	3,921	149
Coca-Cola Bottling Consolidated	889	189
Craft Brew Alliance Inc *	1,600	26
Darling Ingredients Inc *	31,657	693
Dean Foods Co	18,050	91
Edgewell Personal Care Co *	10,345	432
elf Beauty *(A)	3,300	42
Energizer Holdings (A)	12,445	558
Farmer Brothers *	900	22
Flowers Foods Inc	35,908	711
Fresh Del Monte Produce Inc	6,581	221
Freshpet Inc *	3,900	129
Hain Celestial Group Inc/The *	20,360	421
Herbalife Nutrition Ltd *	22,144	1,268
Hostess Brands Inc, Cl A *	16,200	189
Ingles Markets Inc, Cl A	3,545	103
Ingredion Inc	13,965	1,459
Inter Parfums Inc	3,806	235
J&J Snack Foods Corp	3,264	512
John B Sanfilippo & Son Inc	1,519	94
Keurig Dr Pepper	35,900	969
Lancaster Colony Corp	3,729	672
Landec *	4,693	72
Limoneira	1,295	31
Medifast Inc	2,064	306
MGP Ingredients Inc (A)	2,300	156
National Beverage Corp *(A)	2,352	205
Natural Grocers by Vitamin Cottage Inc *	1,085	21
Natural Health Trends Corp	2,100	45
Nature’s Sunshine Products *	437	4
Nu Skin Enterprises Inc, Cl A	10,505	693
Nuvectra *	2,700	54
Oil-Dri Corp of America	1,010	30
Performance Food Group Co *	21,600	744
Pilgrim’s Pride Corp *	10,507	208
Post Holdings *(A)	12,869	1,245
PriceSmart Inc	4,023	269
Primo Water *	4,100	60
Pyxus International Inc *(A)	2,800	40
Revlon, Cl A *	2,920	73
Rite Aid Corp *(A)	202,227	224
Sanderson Farms Inc (A)	3,941	446
Seaboard Corp	57	212
Seneca Foods, Cl A *	2,462	82
Simply Good Foods Co/The *	11,600	236
Smart & Final Stores *	3,500	22
SpartanNash Co	7,336	138
Spectrum Brands Holdings Inc (A)	8,302	410
Sprouts Farmers Market *	24,200	557

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tootsie Roll Industries (A)	3,307	$116
TreeHouse Foods Inc *(A)	11,709	616
Turning Point Brands	1,500	45
United Natural Foods Inc *	10,498	227
Universal Corp/VA	5,245	333
US Foods Holding Corp *	43,800	1,453
USANA Health Sciences Inc *	2,932	359
Vector Group Ltd (A)	20,278	255
Village Super Market, Cl A	1,962	54
WD-40 Co (A)	2,786	487
Weis Markets	1,704	78

		24,643

Energy — 3.7%
Abraxas Petroleum Corp *	16,494	27
Adams Resources & Energy	300	12
Alta Mesa Resources, Cl A *(A)	18,400	28
Antero Resources Corp *	49,200	646
Apergy Corp *	15,600	535
Arch Coal Inc (A)	3,500	284
Archrock	29,383	300
Ardmore Shipping *	2,100	12
Basic Energy Services *	1,800	11
Bonanza Creek Energy Inc *	4,100	109
Bristow Group *(A)	5,303	21
C&J Energy Services Inc *	14,700	253
Cactus Inc, Cl A *	8,800	254
California Resources Corp *	7,500	180
Callon Petroleum Co *	48,785	417
CARBO Ceramics *	2,350	11
Carrizo Oil & Gas Inc *	17,309	296
Centennial Resource Development, Cl A *(A)	38,500	598
Cheniere Energy *	45,165	2,760
Chesapeake Energy Corp *(A)	185,200	541
Clean Energy Fuels *	20,388	45
Cloud Peak Energy *	15,200	13
CNX Resources Corp *	41,400	573
CONSOL Energy Inc *	5,075	174
Continental Resources Inc/OK *	16,796	768
Covia Holdings *(A)	7,520	44
CVR Energy Inc	1,897	72
Delek US Holdings Inc	17,346	690
Denbury Resources Inc *(A)	96,500	218
DHT Holdings	14,000	63
Diamond Offshore Drilling Inc *(A)	12,200	154
Diamondback Energy Inc (A)	544	60
Dorian LPG Ltd *	6,747	47
Dril-Quip Inc *(A)	7,687	302
Earthstone Energy, Cl A *	8,700	60
Eclipse Resources *	3,800	4
EP Energy, Cl A *	3,800	4
Equities	52,000	973

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equitrans Midstream Corp *	41,600	$928
Era Group *	2,093	21
Evolution Petroleum Corp	4,027	35
Exterran Corp *	7,541	170
Extraction Oil & Gas *	24,500	140
Forum Energy Technologies *	20,705	139
Frank’s International *	20,900	154
Frontline *(A)	20,320	148
FTS International *	4,300	42
GasLog Ltd	8,650	180
Golar LNG Ltd	17,702	472
Green Plains Inc	7,690	125
Gulfport Energy Corp *	33,781	288
Halcon Resources Corp *(A)	27,800	78
Helix Energy Solutions Group *	29,969	246
HighPoint Resources Corp *	19,564	64
Independence Contract Drilling *	10,200	34
International Seaways *	5,366	103
Jagged Peak Energy Inc *	13,700	157
Keane Group Inc *	13,900	155
KLX Energy Services Holdings Inc *	3,786	76
Kosmos Energy Ltd *	46,475	250
Laredo Petroleum Inc *	29,589	129
Liberty Oilfield Services Inc, Cl A (A)	10,800	187
Mammoth Energy Services	2,721	68
Matador Resources Co *	19,800	451
Matrix Service Co *	4,781	98
McDermott International *(A)	35,675	311
Murphy Oil Corp	31,200	995
Nabors Industries	69,562	225
NACCO Industries, Cl A	1,005	35
Natural Gas Services Group *	3,044	60
NCS Multistage Holdings Inc *	100	1
Newpark Resources Inc *	18,020	139
Nine Energy Service *	1,500	42
Noble Corp plc *	51,900	216
Nordic American Tankers	16,977	50
Northern Oil and Gas Inc *	49,800	126
Oasis Petroleum Inc *	55,797	398
Ocean Rig UDW Inc, Cl A *	10,500	291
Oceaneering International Inc *	20,846	350
Oil States International Inc *	11,199	251
Overseas Shipholding Group Inc, Cl A *	8,900	19
Panhandle Oil and Gas, Cl A	3,182	52
Par Pacific Holdings Inc *	6,786	115
Parsley Energy, Cl A *	52,500	1,057
Patterson-UTI Energy Inc	45,822	636
PBF Energy Inc, Cl A	24,277	939
PDC Energy Inc *	12,293	417
Peabody Energy Corp	15,500	483
Penn Virginia Corp *	2,900	169
PHI *	1,443	5

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Energy Services Corp *	9,836	$25
ProPetro Holding Corp *	11,400	185
QEP Resources *	44,300	356
Range Resources Corp (A)	40,800	594
Renewable Energy Group Inc *	6,900	186
Resolute Energy Corp *(A)	4,400	156
REX American Resources Corp *	1,300	90
RigNet Inc *	1,441	26
Ring Energy *	10,100	71
Rowan Cos Plc, Cl A *	23,800	330
RPC (A)	10,999	144
Sanchez Energy *(A)	12,530	9
SandRidge Energy Inc *	7,100	70
Scorpio Tankers Inc	74,943	155
SEACOR Holdings Inc *	3,374	140
SEACOR Marine Holdings *	3,391	61
Select Energy Services Inc, Cl A *	12,200	118
SemGroup Corp, Cl A (A)	17,444	283
Ship Finance International Ltd (A)	19,676	255
SM Energy	20,713	423
Smart Sand *	4,700	15
Solaris Oilfield Infrastructure, Cl A *	5,400	71
Southwestern Energy Co *	121,400	585
SRC Energy Inc *	43,962	254
Superior Energy Services Inc *	26,860	146
Talos Energy *	4,900	95
Targa Resources	43,459	1,940
Teekay (A)	18,654	82
Teekay Tankers, Cl A (A)	18,023	20
Tellurian Inc *(A)	11,200	81
TETRA Technologies Inc *	16,405	38
Tidewater Inc *	4,600	109
Transocean *(A)	82,400	765
Ultra Petroleum *(A)	39,500	50
Unit Corp *	9,995	208
Uranium Energy *	51,500	68
US Silica Holdings (A)	15,626	222
W&T Offshore Inc *	15,938	93
Weatherford International PLC *(A)	211,500	121
Whiting Petroleum Corp *	16,940	513
WildHorse Resource Development Corp *	5,200	96
World Fuel Services Corp	12,941	334
WPX Energy Inc *	78,800	1,099

		34,561

Financials — 16.2%
1st Source Corp	4,158	201
Access National	2,878	76
ACNB Corp	900	32
AG Mortgage Investment Trust Inc ‡	2,988	54
AGNC Investment Corp ‡	93,321	1,652
Alleghany Corp *	2,867	1,809

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allegiance Bancshares *	2,100	$80
Ally Financial Inc	82,700	2,206
Ambac Financial Group Inc *	8,400	147
American Equity Investment Life Holding Co	17,078	583
American Financial Group Inc/OH	14,553	1,490
American National Bankshares	1,206	43
American National Insurance Co	1,331	170
Ameris Bancorp	7,852	336
AMERISAFE Inc	3,933	254
Ames National	1,097	30
Annaly Capital Management Inc ‡	249,159	2,502
Anworth Mortgage Asset Corp ‡	20,368	91
Apollo Commercial Real Estate Finance Inc ‡(A)	26,919	510
Arbor Realty Trust ‡(A)	10,400	123
Arch Capital Group Ltd *	77,608	2,221
Ares Commercial Real Estate Corp ‡	4,800	69
Argo Group International Holdings Ltd	6,816	473
Arlington Asset Investment, Cl A (A)	3,412	29
ARMOUR Residential REIT Inc ‡	7,624	169
Arrow Financial	2,251	78
Artisan Partners Asset Management Inc, Cl A	8,800	240
Aspen Insurance Holdings	12,695	531
Associated Banc-Corp	31,236	724
Assured Guaranty Ltd	21,387	873
Athene Holding, Cl A *	30,700	1,335
Atlantic Capital Bancshares *	4,300	79
AXA Equitable Holdings	39,000	768
Axis Capital Holdings Ltd	16,968	939
Axos Financial Inc *(A)	11,936	372
B. Riley Financial Inc	2,800	51
Banc of California Inc	8,800	151
BancFirst Corp	3,650	204
Banco Latinoamericano de Comercio Exterior, Cl E	5,312	93
Bancorp Inc/The *	10,004	100
BancorpSouth Bank	18,682	575
Bank of Hawaii	8,824	704
Bank of Marin Bancorp	1,814	77
Bank of NT Butterfield & Son Ltd/The	10,900	433
Bank OZK	23,170	628
BankFinancial Corp	4,897	73
BankUnited Inc	20,096	694
Bankwell Financial Group	300	9
Banner Corp	6,251	375
Bar Harbor Bankshares	2,850	73
Beneficial Bancorp	13,988	217
Berkshire Hills Bancorp	7,750	265
BGC Partners, Cl A	57,136	602
Blackstone Mortgage Trust Inc, Cl A ‡(A)	21,800	765
Blucora Inc *	10,529	326
Blue Hills Bancorp	4,700	112

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bluerock Residential Growth REIT Inc, Cl A ‡	5,800	$53
BOK Financial Corp	6,882	580
Boston Private Financial Holdings	17,215	218
Bridge Bancorp	3,412	101
BrightSphere Investment Group	15,300	202
Brookline Bancorp	14,374	223
Brown & Brown Inc	44,652	1,296
Bryn Mawr Bank Corp	4,522	178
BSB Bancorp *	1,200	39
Business First Bancshares	1,800	46
Byline Bancorp *	3,200	66
C&F Financial	300	16
Cadence BanCorp, Cl A	11,900	244
Cambridge Bancorp	700	61
Camden National Corp	3,058	126
Cannae Holdings *	14,962	261
Capital City Bank Group	2,861	77
Capitol Federal Financial	26,187	368
Capstead Mortgage ‡	18,718	145
Carolina Financial Corp	3,500	120
Cathay General Bancorp	15,415	610
CBTX Inc	3,600	124
CenterState Bank	19,508	488
Central Pacific Financial Corp	6,810	191
Central Valley Community Bancorp	1,500	31
Century Bancorp Inc/MA, Cl A	300	25
Chemical Financial Corp	13,649	644
Cherry Hill Mortgage Investment Corp ‡	5,700	108
Chimera Investment Corp ‡	39,465	757
CIT Group Inc	22,161	1,029
Citizens, Cl A *(A)	7,833	62
Citizens & Northern	1,840	49
City Holding Co	2,885	221
Civista Bancshares Inc	1,900	41
CNA Financial Corp	5,975	280
CNB Financial	2,048	55
CNO Financial Group Inc	31,225	571
Codorus Valley Bancorp Inc	1,852	44
Cohen & Steers (A)	3,936	147
Colony Credit Real Estate ‡	16,100	273
Columbia Banking System	15,629	636
Columbia Financial *	9,500	150
Commerce Bancshares	20,218	1,274
Community Bank System (A)	10,151	667
Community Trust Bancorp Inc	3,393	157
ConnectOne Bancorp	6,383	129
Cowen Inc, Cl A *(A)	3,630	58
Crawford, Cl B	3,520	32
Credit Acceptance Corp *(A)	2,212	906
Cullen	11,705	1,174
Curo Group Holdings *	2,300	31
Customers Bancorp *	7,470	146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CVB Financial	22,479	$522
Diamond Hill Investment Group	554	93
Dime Community Bancshares Inc	5,583	102
Donnelley Financial Solutions Inc *	4,957	83
Dynex Capital ‡	6,593	40
Eagle Bancorp Inc *	6,806	392
East West Bancorp Inc	29,366	1,577
Eaton Vance	23,125	942
eHealth Inc *	3,174	122
EMC Insurance Group	1,050	34
Employers Holdings Inc	7,074	318
Encore Capital Group *	5,075	142
Enova International Inc *	5,566	123
Enstar Group Ltd *	2,251	397
Enterprise Bancorp	1,148	39
Enterprise Financial Services Corp	4,749	212
Equity Bancshares Inc, Cl A *	1,600	60
Erie Indemnity Co, Cl A	4,487	614
Essent Group Ltd *	18,500	713
Evercore, Cl A	8,376	692
Exantas Capital Corp ‡	7,276	81
EZCORP, Cl A *(A)	7,457	71
FactSet Research Systems Inc (A)	7,286	1,709
Farmers & Merchants Bancorp	1,800	74
Farmers National Banc	4,900	69
FB Financial	3,100	120
FBL Financial Group, Cl A	1,682	118
FCB Financial Holdings, Cl A *	9,100	361
Federal Agricultural Mortgage Corp, Cl C	1,988	131
Federated Investors Inc, Cl B	20,470	542
FedNat Holding Co	1,300	28
FGL Holdings *	27,200	218
Fidelity National Financial Inc	53,458	1,796
Fidelity Southern Corp	3,513	83
Financial Institutions Inc	3,243	98
First American Financial Corp	20,772	1,004
First Bancorp	3,052	87
First BanCorp	36,816	333
First Bancorp/Southern Pines NC	6,545	262
First Bancshares Inc/The	2,600	92
First Busey Corp	7,792	224
First Business Financial Services Inc	1,000	21
First Citizens BancShares Inc/NC, Cl A	1,491	640
First Commonwealth Financial Corp	22,901	319
First Community Bankshares Inc	4,442	154
First Defiance Financial Corp	4,584	129
First Financial Bancorp	17,633	492
First Financial Bankshares (A)	13,556	888
First Financial Corp/IN	1,612	75
First Foundation Inc *	5,100	82
First Hawaiian	22,900	596
First Horizon National Corp	66,657	1,099

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Internet Bancorp	1,100	$27
First Interstate BancSystem, Cl A	7,691	334
First Merchants Corp	8,833	371
First Mid-Illinois Bancshares	2,100	78
First Midwest Bancorp	18,542	437
First Northwest Bancorp	3,500	54
First of Long Island Corp/The	4,995	108
First Republic Bank/CA	31,443	3,118
FirstCash Inc	8,520	759
Flagstar Bancorp *	4,600	149
Flushing Financial Corp	6,070	142
FNB Corp/PA	67,289	825
Focus Financial Partners Inc, Cl A *	3,700	114
Franklin Financial Network *	2,800	94
Fulton Financial	30,612	533
GAIN Capital Holdings (A)	5,300	39
GAMCO Investors, Cl A	1,931	42
Genworth Financial Inc, Cl A *	101,800	474
German American Bancorp	3,966	125
Glacier Bancorp	15,880	750
Global Indemnity Ltd	1,002	34
Goosehead Insurance, Cl A *	1,900	48
Granite Point Mortgage Trust Inc ‡	5,641	107
Great Ajax Corp ‡	2,900	38
Great Southern Bancorp Inc	2,499	136
Great Western Bancorp Inc	12,300	459
Green Bancorp	4,100	83
Green Dot Corp, Cl A *	8,955	746
Greenhill (A)	5,871	138
Greenlight Capital Re, Cl A *(A)	6,409	68
Guaranty Bancorp	4,005	103
Guaranty Bancshares	3,000	92
Hallmark Financial Services *	2,900	33
Hamilton Lane, Cl A	2,700	102
Hancock Whitney	17,714	712
Hanmi Financial Corp	5,678	127
Hanover Insurance Group Inc/The	8,617	988
HarborOne Bancorp *	4,300	76
HCI Group (A)	1,115	61
Health Insurance Innovations Inc, Cl A *	2,300	85
Heartland Financial USA	4,975	272
Heritage Commerce Corp	7,300	104
Heritage Financial	8,071	282
Heritage Insurance Holdings (A)	3,800	61
Hilltop Holdings	13,438	263
Hingham Institution for Savings	300	67
Home Bancorp	1,200	46
Home BancShares	33,432	656
HomeStreet Inc *	4,372	116
HomeTrust Bancshares Inc	4,102	107
Hope Bancorp	26,995	410
Horace Mann Educators	7,114	287

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Horizon Bancorp Inc/IN	5,625	$98
Houlihan Lokey Inc, Cl A	7,600	321
Howard Bancorp Inc *	2,500	40
IBERIABANK Corp	10,784	806
Impac Mortgage Holdings *(A)	4,500	17
Independent Bank (A)	4,702	378
Independent Bank Corp/MI	5,400	124
Independent Bank Group	4,700	269
Interactive Brokers Group, Cl A	14,427	835
International Bancshares Corp	11,450	440
INTL. FCStone Inc *	3,268	127
Invesco Mortgage Capital Inc ‡	22,471	351
Investar Holding Corp	1,700	43
Investment Technology Group Inc	6,017	181
Investors Bancorp Inc	52,943	650
Investors Title	400	74
James River Group Holdings Ltd	4,800	183
Kearny Financial Corp/MD	17,129	227
Kemper Corp	10,073	767
Kinsale Capital Group	3,700	230
KKR Real Estate Finance Trust Inc ‡	2,900	57
Ladenburg Thalmann Financial Services	12,600	36
Lakeland Bancorp Inc	8,293	137
Lakeland Financial Corp	4,957	230
Lazard, Cl A (B)	23,931	960
LCNB	2,500	40
Legacy Texas Financial Group	8,510	330
Legg Mason Inc	18,200	527
LendingClub *	56,500	194
LendingTree *(A)	1,400	364
Live Oak Bancshares Inc	6,500	116
LPL Financial Holdings	17,962	1,153
Macatawa Bank	5,200	53
Maiden Holdings	15,823	40
Markel Corp *	2,703	3,093
MarketAxess Holdings Inc	7,052	1,535
Marlin Business Services	1,822	46
MB Financial Inc	17,326	795
MBIA *	21,782	203
MBT Financial	1,400	16
Mercantile Bank Corp	3,557	114
Merchants Bancorp	3,100	74
Mercury General	5,578	316
Meridian Bancorp Inc	12,127	198
Meta Financial Group	6,300	144
Metropolitan Bank Holding *	1,300	47
MFA Financial Inc ‡	80,697	585
MGIC Investment Corp *	68,118	798
Midland States Bancorp	5,600	145
MidWestOne Financial Group	2,369	68
Moelis & Co, Cl A	7,700	311
Morningstar Inc	3,220	380

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mr Cooper Group Inc *	4,571	$69
MutualFirst Financial	700	25
National Bank Holdings, Cl A	4,600	171
National Bankshares	1,036	45
National Commerce Corp *	4,000	165
National General Holdings Corp	10,300	273
National Western Life Group Inc, Cl A	510	157
Navient Corp	51,400	591
Navigators Group	4,166	289
NBT Bancorp	7,008	273
Nelnet, Cl A	4,531	247
New Residential Investment Corp ‡	74,250	1,277
New York Community Bancorp (A)	91,639	974
New York Mortgage Trust ‡	20,438	127
Nicolet Bankshares Inc *	2,000	104
NMI Holdings Inc, Cl A *	11,900	233
Northfield Bancorp	8,705	123
Northrim BanCorp	1,300	47
Northwest Bancshares	18,499	332
OceanFirst Financial	7,568	195
Ocwen Financial *	20,161	43
OFG Bancorp	5,925	108
Old Line Bancshares Inc	3,000	91
Old National Bancorp	26,794	502
Old Republic International Corp	54,744	1,234
Old Second Bancorp Inc	8,600	126
On Deck Capital *	11,400	89
OneMain Holdings, Cl A *	13,500	395
Oppenheimer Holdings Inc, Cl A	2,164	62
Opus Bank	3,100	67
Orchid Island Capital, Cl A ‡(A)	6,800	46
Origin Bancorp	3,100	116
Oritani Financial Corp	7,124	111
Orrstown Financial Services Inc	100	2
Pacific Premier Bancorp *	8,176	252
PacWest Bancorp	24,612	990
Park National	2,805	268
PCSB Financial Corp	4,700	93
Peapack Gladstone Financial Corp	2,654	76
Penns Woods Bancorp	652	28
PennyMac Financial Services Inc *	6,400	131
PennyMac Mortgage Investment Trust ‡	14,063	296
Peoples Bancorp	3,010	105
Peoples Financial Services	900	38
People’s Utah Bancorp	2,500	81
Pinnacle Financial Partners	13,827	793
Piper Jaffray	3,277	234
PJT Partners Inc	3,200	151
Popular Inc	19,256	1,086
PRA Group *(A)	9,058	276
Preferred Bank	3,037	156
Premier Financial Bancorp	625	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Primerica	8,429	$1,002
ProAssurance	9,325	408
Prosperity Bancshares (A)	12,369	858
Protective Insurance Corp	1,481	31
Provident Financial Services Inc	11,979	308
QCR Holdings Inc	2,200	81
Radian Group Inc	44,848	825
RBB Bancorp	2,600	57
Ready Capital Corp ‡	6,000	89
Redwood Trust ‡	16,405	274
Regional Management Corp *	2,800	76
Reinsurance Group of America Inc, Cl A	12,616	1,885
Reliant Bancorp	1,900	45
RenaissanceRe Holdings Ltd	7,606	1,009
Renasant	9,660	353
Republic Bancorp, Cl A	1,298	56
Republic First Bancorp *	9,800	74
RLI (A)	7,982	605
S&T Bancorp Inc	5,632	238
Safeguard Scientifics *	3,396	30
Safety Insurance Group Inc	2,931	257
Sandy Spring Bancorp Inc	6,110	220
Santander Consumer USA Holdings Inc	22,300	434
Seacoast Banking Corp of Florida *	7,698	223
SEI Investments †	25,919	1,392
Selective Insurance Group	12,084	802
ServisFirst Bancshares	9,400	370
Shore Bancshares	3,000	48
SI Financial Group	711	10
Sierra Bancorp	2,978	85
Signature Bank NY	10,970	1,353
Simmons First National, Cl A	19,348	569
SLM *	82,700	849
SmartFinancial Inc *	2,200	45
South State	7,721	560
Southern First Bancshares *	400	15
Southern Missouri Bancorp	600	22
Southern National Bancorp of Virginia Inc	6,000	95
Southside Bancshares	6,162	210
Starwood Property Trust Inc ‡	51,880	1,161
State Auto Financial	3,690	129
State Bank Financial Corp	6,384	154
Sterling Bancorp/DE	46,015	888
Stewart Information Services Corp	4,241	178
Stifel Financial	14,282	689
Stock Yards Bancorp Inc	4,702	147
Summit Financial Group	1,700	36
Synovus Financial	22,692	858
TCF Financial Corp	32,339	727
TD Ameritrade Holding Corp	56,073	3,017
Tejon Ranch *	1,976	36
Territorial Bancorp Inc	773	22

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Capital Bancshares *	9,423	$562
TFS Financial	12,343	198
Third Point Reinsurance Ltd *	17,500	181
Tiptree	9,700	53
Tompkins Financial Corp	2,905	238
Towne Bank	14,467	414
TPG RE Finance Trust Inc ‡	9,200	181
TriCo Bancshares	6,409	246
TriState Capital Holdings *	6,500	163
Triumph Bancorp Inc *	4,500	172
Trupanion Inc *(A)	3,600	108
TrustCo Bank Corp NY	21,626	171
Trustmark	14,739	477
Two Harbors Investment Corp ‡	51,342	738
UMB Financial	9,545	646
Umpqua Holdings Corp	43,631	839
Union Bankshares	12,924	461
United Bankshares (A)	19,137	692
United Community Banks	15,374	397
United Community Financial	6,700	64
United Financial Bancorp Inc	11,373	186
United Fire Group Inc	4,071	219
United Insurance Holdings	1,900	37
Universal Insurance Holdings	5,300	233
Univest Corp of Pennsylvania	4,715	120
Valley National Bancorp	67,270	728
Veritex Holdings *	3,800	98
Virtu Financial, Cl A	6,100	154
Virtus Investment Partners	1,300	124
Voya Financial Inc	31,400	1,411
Waddell & Reed Financial, Cl A (A)	16,402	334
Walker & Dunlop	4,923	233
Washington Federal	18,036	520
Washington Trust Bancorp Inc	3,970	209
Waterstone Financial Inc	4,000	67
Webster Financial	18,051	1,086
WesBanco	9,756	424
West Bancorporation	3,785	78
Westamerica Bancorporation (A)	4,755	301
Western Alliance Bancorp *	19,861	931
Western Asset Mortgage Capital ‡	6,644	67
Western New England Bancorp	5,000	50
Westwood Holdings Group	1,828	72
White Mountains Insurance Group Ltd	562	522
Wintrust Financial Corp	10,949	847
WisdomTree Investments Inc	20,675	147
World Acceptance Corp *	976	106
WR Berkley Corp	18,524	1,459
WSFS Financial	5,829	245

		152,994

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 12.2%
AAC Holdings *	1,600	$3
Abeona Therapeutics *	7,000	57
Acadia Healthcare *	17,087	580
ACADIA Pharmaceuticals Inc *(A)	18,600	355
Accelerate Diagnostics Inc *(A)	4,900	72
Acceleron Pharma Inc *(A)	7,400	392
Accuray *	14,863	61
Achaogen *	5,900	10
Achillion Pharmaceuticals *	23,198	67
Aclaris Therapeutics *	4,000	37
Acorda Therapeutics Inc *	9,642	197
Adamas Pharmaceuticals *	3,000	31
Addus HomeCare Corp *	2,200	163
Aduro Biotech *	7,800	19
Adverum Biotechnologies *	10,500	38
Aerie Pharmaceuticals Inc *(A)	7,700	307
Agenus *(A)	16,000	39
Agios Pharmaceuticals *(A)	10,600	697
Aimmune Therapeutics *	10,300	245
Akcea Therapeutics *	3,800	129
Akebia Therapeutics *	9,700	78
Akorn *	16,827	115
Albireo Pharma Inc *	1,800	48
Alder Biopharmaceuticals *(A)	11,200	150
Alkermes *	31,353	1,143
Allakos Inc *(A)	1,600	94
Allscripts Healthcare Solutions Inc *	37,453	382
Alnylam Pharmaceuticals *	17,889	1,452
AMAG Pharmaceuticals *(A)	6,003	108
Amedisys Inc *(A)	5,671	773
American Renal Associates Holdings *	1,700	28
Amicus Therapeutics Inc *(A)	37,300	412
AMN Healthcare Services Inc *(A)	9,809	625
Amneal Pharmaceuticals *(A)	16,788	297
Amphastar Pharmaceuticals Inc *	7,300	159
AnaptysBio *	3,500	261
AngioDynamics Inc *	7,370	158
ANI Pharmaceuticals *	1,000	56
Anika Therapeutics *	3,070	106
Antares Pharma *	41,800	151
Apellis Pharmaceuticals *	9,400	144
Apollo Medical Holdings *	600	11
Aptinyx Inc *	2,600	58
Aratana Therapeutics *	6,400	42
Arbutus Biopharma *	12,900	56
Ardelyx *	4,600	13
Arena Pharmaceuticals *	11,065	454
ArQule *	16,700	62
Array BioPharma *	42,860	683
Arrowhead Pharmaceuticals *(A)	16,700	242
Assembly Biosciences Inc *	2,900	75

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assertio Therapeutics *	11,355	$57
Atara Biotherapeutics Inc *(A)	9,300	372
athenahealth *	7,492	997
Athenex *	8,100	107
Athersys *(A)	15,300	29
AtriCure Inc *	6,020	202
Atrion	230	178
Audentes Therapeutics *	6,100	149
Avanos Medical Inc *	9,200	439
AVEO Pharmaceuticals Inc *(A)	37,200	77
Avid Bioservices *	18,600	99
AxoGen Inc *	6,100	204
Bellicum Pharmaceuticals *	6,500	30
BioCryst Pharmaceuticals Inc *	27,900	256
Biohaven Pharmaceutical Holding *	6,000	204
BioMarin Pharmaceutical *	35,046	3,365
Bio-Rad Laboratories Inc, Cl A *	4,153	1,140
BioScrip *	21,711	86
BioSpecifics Technologies Corp *	1,400	86
Bio-Techne Corp	7,325	1,182
BioTelemetry Inc *	7,100	504
BioTime *(A)	19,600	28
Bluebird Bio *(A)	10,700	1,315
Blueprint Medicines *	8,700	499
Brookdale Senior Living, Cl A *	37,509	321
Bruker Corp	20,632	684
Calithera Biosciences *	6,200	31
Cambrex Corp *(A)	6,360	304
Cantel Medical Corp	7,777	668
Capital Senior Living *	5,312	48
Cara Therapeutics *(A)	4,500	82
Cardiovascular Systems *	6,125	189
CareDx Inc *	6,200	181
CASI Pharmaceuticals *(A)	9,300	40
Castlight Health, Cl B *	24,900	65
Catalent Inc *	29,100	1,154
Catalyst Pharmaceuticals *	23,400	59
Cerus Corp *	24,297	128
Charles River Laboratories International Inc *	9,606	1,295
Chemed Corp	2,945	933
ChemoCentryx *	2,000	20
Chimerix Inc *	7,900	26
Civitas Solutions Inc *	3,000	42
Clearside Biomedical *	3,600	5
Clovis Oncology *	9,766	168
Codexis Inc *	11,400	250
Coherus Biosciences *	8,700	96
Collegium Pharmaceutical *(A)	6,400	123
Community Health Systems *(A)	21,729	103
Computer Programs & Systems	1,702	45
Concert Pharmaceuticals Inc *	3,900	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CONMED Corp	5,608	$381
Corbus Pharmaceuticals Holdings *(A)	9,100	63
Corcept Therapeutics *(A)	17,500	244
CorVel *	1,434	100
Cross Country Healthcare Inc *	9,179	83
CryoLife Inc *	5,445	165
CryoPort Inc *(A)	4,800	52
CTI BioPharma *	3,614	6
Cutera Inc *	2,900	59
Cymabay Therapeutics *	11,300	101
Cytokinetics *	8,500	67
CytomX Therapeutics *	7,600	105
CytoSorbents *(A)	5,500	57
Deciphera Pharmaceuticals Inc *	2,900	76
Denali Therapeutics *(A)	8,900	171
Dermira *	7,200	84
DexCom Inc *	17,524	2,271
Dicerna Pharmaceuticals *	8,500	127
Diplomat Pharmacy Inc *	9,800	152
Dova Pharmaceuticals Inc *(A)	2,300	34
Durect *	31,600	28
Dynavax Technologies *(A)	11,689	132
Eagle Pharmaceuticals *	2,700	136
Editas Medicine *	8,000	249
Eloxx Pharmaceuticals *	4,100	64
Emergent BioSolutions Inc *	8,584	625
Enanta Pharmaceuticals Inc *(A)	3,300	261
Encompass Health Corp	19,341	1,455
Endo International PLC *	43,900	528
Endocyte *	12,500	295
Endologix Inc *	15,995	14
Ensign Group Inc/The	10,436	473
Enzo Biochem Inc *	10,000	31
Epizyme *	9,700	72
Esperion Therapeutics *	3,900	207
Evolent Health Inc, Cl A *(A)	14,800	380
Exact Sciences Corp *(A)	24,254	1,891
Exelixis Inc *	60,300	1,225
Fate Therapeutics *	10,300	158
FibroGen Inc *	14,200	616
Five Prime Therapeutics *	5,300	68
Flexion Therapeutics *	6,800	111
Fluidigm *	4,553	37
G1 Therapeutics *	3,900	149
Genesis Healthcare, Cl A *	2,900	5
GenMark Diagnostics *	4,900	26
Genomic Health Inc *	4,697	371
Geron *(A)	23,970	39
Glaukos *	6,500	428
Global Blood Therapeutics *(A)	9,601	303
Globus Medical Inc, Cl A *	15,100	729
GlycoMimetics *	6,500	75

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haemonetics Corp *	10,147	$1,089
Halozyme Therapeutics Inc *	26,858	443
HealthEquity Inc *	11,100	984
HealthStream Inc *	5,964	147
Heron Therapeutics Inc *	12,700	365
Heska Corp *	1,500	156
Hill-Rom Holdings Inc	13,001	1,261
HMS Holdings Corp *	17,331	619
Horizon Pharma Plc *	32,500	649
ICU Medical Inc *	3,227	776
Idera Pharmaceuticals *	4,037	28
Immune Design *	3,200	5
ImmunoGen Inc *	25,252	139
Immunomedics Inc *(A)	27,957	562
Innovate Biopharmaceuticals *(A)	5,900	15
Innoviva Inc *	14,009	256
Inogen Inc *	3,600	530
Inovalon Holdings, Cl A *(A)	10,600	141
Inovio Pharmaceuticals *	16,000	86
Insmed *(A)	14,400	258
Inspire Medical Systems Inc *(A)	1,500	69
Insulet Corp *	12,021	1,009
Insys Therapeutics *(A)	3,800	23
Integer Holdings Corp *	6,230	552
Integra LifeSciences Holdings *	14,004	751
Intellia Therapeutics *	5,300	95
Intercept Pharmaceuticals *(A)	4,676	519
Intersect ENT Inc *	4,900	147
Intra-Cellular Therapies, Cl A *	7,100	103
Intrexon *(A)	11,400	112
IntriCon Corp *	1,200	42
Invacare	6,889	38
Invitae *	11,900	166
Ionis Pharmaceuticals *(A)	25,094	1,463
Iovance Biotherapeutics *	13,900	134
iRhythm Technologies Inc *	4,600	341
Ironwood Pharmaceuticals, Cl A *	24,254	335
Jazz Pharmaceuticals PLC *	11,800	1,784
Jounce Therapeutics *	1,600	7
Kadmon Holdings *	13,400	33
Karyopharm Therapeutics *	7,000	73
Keryx Biopharmaceuticals *	17,594	53
Kindred Biosciences Inc *	4,400	60
Kura Oncology *	4,900	62
La Jolla Pharmaceutical *	3,000	43
Lannett *(A)	5,200	31
Lantheus Holdings Inc *	7,300	137
LeMaitre Vascular Inc	3,200	89
Lexicon Pharmaceuticals *(A)	9,305	75
LHC Group Inc *	5,447	571
Ligand Pharmaceuticals Inc *(A)	4,028	636
LivaNova PLC *	9,900	1,002

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Loxo Oncology *	5,100	$716
Luminex Corp	8,555	251
MacroGenics *	5,400	93
Madrigal Pharmaceuticals *(A)	1,600	185
Magellan Health Inc *	4,540	248
Mallinckrodt PLC *(A)	16,100	383
MannKind *(A)	26,900	48
Marinus Pharmaceuticals *(A)	3,800	18
Masimo Corp *	8,993	993
Medicines *(A)	14,857	329
MediciNova *(A)	5,900	59
Medidata Solutions Inc *(A)	10,594	818
MEDNAX Inc *	17,856	718
Medpace Holdings Inc *	4,200	260
Melinta Therapeutics *	1,700	4
Meridian Bioscience Inc	7,741	147
Merit Medical Systems Inc *	10,275	648
Minerva Neurosciences *	3,700	29
Mirati Therapeutics *	3,500	135
Molina Healthcare Inc *	12,436	1,737
Momenta Pharmaceuticals *	15,554	184
MyoKardia *	6,600	410
Myriad Genetics Inc *	13,626	439
NanoString Technologies *	3,500	60
NantKwest *	4,700	8
Natera *	7,200	125
National HealthCare Corp	2,094	175
National Research Corp, Cl A	1,112	44
Natus Medical *	6,558	232
Neogen Corp *	9,706	630
NeoGenomics Inc *	13,300	218
Neos Therapeutics *	8,500	17
Neurocrine Biosciences Inc *	17,400	1,536
Nevro Corp *	6,200	257
NewLink Genetics *	3,916	7
NextGen Healthcare Inc *	11,815	207
Novavax *(A)	49,853	103
Novocure *	13,800	474
NuVasive Inc *	10,078	642
NxStage Medical *	13,347	377
Ocular Therapeutix *	1,700	11
Omeros *(A)	9,100	127
Omnicell Inc *	8,312	642
OPKO Health *(A)	72,584	271
Optinose *(A)	3,100	24
OraSure Technologies *	11,339	144
Organovo Holdings *(A)	16,500	16
Orthofix Medical Inc *	3,940	237
Owens & Minor	9,539	73
Oxford Immunotec Global *	5,400	81
Pacific Biosciences of California Inc *	30,100	235
Pacira Pharmaceuticals *	8,445	408

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paratek Pharmaceuticals *(A)	3,300	$25
Patterson Cos Inc (A)	15,400	391
PDL BioPharma *	31,600	97
Penumbra *(A)	6,100	849
PetIQ Inc, Cl A *(A)	900	28
Phibro Animal Health Corp, Cl A	3,700	125
Pieris Pharmaceuticals *	12,800	43
PolarityTE *(A)	1,700	25
Portola Pharmaceuticals, Cl A *(A)	14,100	308
PRA Health Sciences Inc *	11,700	1,366
Premier Inc, Cl A *	9,700	385
Prestige Consumer Healthcare Inc *(A)	11,479	446
Progenics Pharmaceuticals *	11,596	60
Prothena *	7,600	91
Providence Service *	2,458	174
PTC Therapeutics *	9,000	320
Pulse Biosciences *	1,900	24
Puma Biotechnology *(A)	6,700	156
QIAGEN NV *	43,383	1,537
Quidel Corp *	6,312	384
R1 RCM *	24,700	226
Ra Pharmaceuticals *	3,600	57
Radius Health *	6,600	110
RadNet *	11,000	142
Reata Pharmaceuticals Inc, Cl A *	3,000	189
REGENXBIO Inc *	6,300	377
Repligen Corp *(A)	8,322	538
Retrophin *	7,400	182
Revance Therapeutics Inc *	7,200	147
Rhythm Pharmaceuticals Inc *	3,100	92
Rigel Pharmaceuticals *	43,059	122
Rocket Pharmaceuticals *(A)	4,000	64
Rockwell Medical *(A)	10,000	33
RTI Surgical *	6,918	29
Sage Therapeutics *	8,600	991
Sangamo Therapeutics *(A)	17,270	214
Sarepta Therapeutics Inc *(A)	12,500	1,618
Savara *	4,800	43
Seattle Genetics *	21,600	1,352
Select Medical Holdings *	22,565	437
Selecta Biosciences *	3,600	22
Senseonics Holdings *(A)	12,800	44
Seres Therapeutics *	3,300	28
Sienna Biopharmaceuticals *	5,200	53
Sientra *	4,500	77
SIGA Technologies *	10,000	62
Solid Biosciences *(A)	1,700	53
Sorrento Therapeutics *(A)	16,700	58
Spark Therapeutics Inc *	6,300	265
Spectrum Pharmaceuticals *	18,779	272
STAAR Surgical Co *	8,078	307
Stemline Therapeutics *	8,200	90

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STERIS PLC	16,900	$2,012
Supernus Pharmaceuticals *	10,400	493
Surgery Partners *	3,500	50
Surmodics *	2,444	148
Syneos Health Inc, Cl A *	12,000	621
Synergy Pharmaceuticals *	41,915	16
Syros Pharmaceuticals *	500	3
Tabula Rasa HealthCare Inc *	2,900	219
Tactile Systems Technology Inc *	3,300	186
Tandem Diabetes Care Inc *	11,200	412
Teladoc Health Inc *(A)	13,000	812
Teleflex Inc	9,102	2,507
Teligent *(A)	6,200	13
Tenet Healthcare Corp *	16,500	430
TESARO *(A)	6,800	315
Tetraphase Pharmaceuticals *	5,400	10
TG Therapeutics *(A)	7,600	38
TherapeuticsMD *	30,100	151
Theravance Biopharma Inc *(A)	7,945	219
Tivity Health *	8,621	353
TransEnterix *(A)	30,000	93
Tricida Inc *	2,300	69
Triple-S Management Corp, Cl B *	5,566	106
Ultragenyx Pharmaceutical Inc *	8,500	456
United Therapeutics Corp *	8,764	1,035
US Physical Therapy Inc	2,726	324
Utah Medical Products Inc	300	28
Vanda Pharmaceuticals Inc *	9,100	228
Varex Imaging *	7,500	198
Veeva Systems, Cl A *	24,100	2,317
Veracyte Inc *	9,100	111
Verastem *(A)	10,200	52
Vericel Corp *	7,100	125
ViewRay *(A)	11,600	78
Viking Therapeutics Inc *(A)	8,400	95
Vocera Communications Inc *	6,142	244
Voyager Therapeutics *	2,400	27
WaVe Life Sciences Ltd *	4,000	191
West Pharmaceutical Services Inc	14,230	1,559
Wright Medical Group *(A)	26,078	729
Xencor Inc *	10,400	437
Zafgen Inc *	10,800	54
ZIOPHARM Oncology *(A)	30,346	102
Zogenix *(A)	8,300	341

		114,667

Industrials — 13.5%
AAON	9,550	362
AAR Corp	7,429	325
ABM Industries Inc	14,655	464
Acacia Research *	8,749	28
ACCO Brands Corp	15,729	128

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	13

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Actuant Corp, Cl A	10,442	$267
Acuity Brands	7,800	1,014
ADT Inc (A)	19,900	155
Advanced Disposal Services Inc, Cl A *	14,400	388
Advanced Drainage Systems	7,000	191
AECOM *	33,048	1,063
Aegion Corp, Cl A *	5,003	96
Aerojet Rocketdyne Holdings *	12,579	443
Aerovironment Inc *	3,825	293
AGCO Corp	13,923	831
Air Lease Corp, Cl A	17,931	697
Air Transport Services Group *	10,936	203
Aircastle Ltd	12,157	227
Alamo Group	1,535	127
Albany International Corp, Cl A	5,898	427
Allegiant Travel, Cl A	2,650	356
Allied Motion Technologies	1,300	62
Allison Transmission Holdings Inc, Cl A	23,376	1,101
Altra Industrial Motion Corp	12,889	407
AMERCO *	1,400	485
Ameresco, Cl A *	779	12
American Railcar Industries	1,277	90
American Woodmark *	2,984	200
Apogee Enterprises Inc (A)	6,011	219
Applied Industrial Technologies	7,261	474
ArcBest	5,590	225
Arcosa Inc *	9,914	271
Argan	2,979	129
Armstrong Flooring *	6,267	98
Armstrong World Industries Inc	8,777	588
ASGN Inc *	9,269	642
Astec Industries	4,063	145
Astronics *	3,274	106
Astronics, Cl B *	2,396	77
Atkore International Group Inc *	7,500	153
Atlas Air Worldwide Holdings Inc *	4,769	254
Avis Budget Group *	13,960	409
Axon Enterprise *	11,169	486
AZZ	4,796	229
Babcock & Wilcox Enterprises *	6,115	5
Barnes Group	9,652	580
Barrett Business Services	1,634	115
Beacon Roofing Supply Inc *	14,670	511
Blue Bird Corp *	4,392	84
BlueLinx Holdings *(A)	1,700	46
BMC Stock Holdings Inc *	12,900	219
Brady, Cl A	9,427	411
Briggs & Stratton Corp	7,149	107
BrightView Holdings Inc *	4,800	60
Brink’s Co/The	10,506	744
Builders FirstSource *	22,870	309
BWX Technologies Inc	20,424	924

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Caesarstone (A)	4,600	$72
CAI International *	1,672	41
Carlisle Cos Inc	11,777	1,243
Casella Waste Systems Inc, Cl A *	6,991	228
CBIZ Inc *	11,445	241
CECO Environmental *	5,647	47
Chart Industries *	6,372	405
Cimpress NV *(A)	4,199	507
CIRCOR International Inc *	3,715	123
Clean Harbors Inc *	10,876	702
Colfax *	17,089	426
Columbus McKinnon	3,565	124
Comfort Systems USA	6,991	368
Commercial Vehicle Group *	1,600	11
Continental Building Products *	6,600	189
Copa Holdings SA, Cl A (A)	6,228	530
Costamare (A)	5,100	27
CoStar Group Inc *	6,963	2,572
Covanta Holding	20,858	345
Covenant Transportation Group Inc, Cl A *	3,300	75
CRA International Inc	2,105	103
Crane Co	10,329	892
CSW Industrials *	2,600	138
Cubic	4,689	287
Curtiss-Wright Corp	8,478	936
Daseke Inc *	7,700	31
Deluxe Corp	10,154	511
DMC Global	3,900	142
Donaldson Co Inc	26,446	1,482
Douglas Dynamics	4,222	157
Ducommun Inc *	1,500	59
Dun & Bradstreet Corp/The	7,400	1,062
DXP Enterprises *	4,162	151
Dycom Industries *	6,107	405
Eagle Bulk Shipping *	9,200	43
Echo Global Logistics *	4,586	116
EMCOR Group Inc	11,687	852
Encore Wire Corp	4,403	220
Energous *(A)	3,000	25
Energy Recovery *(A)	10,200	83
EnerSys	8,883	776
Engility Holdings *	3,410	107
Ennis Inc	5,288	103
Enphase Energy *(A)	16,600	90
EnPro Industries Inc	3,768	265
ESCO Technologies	4,877	343
Essendant	7,137	90
Esterline Technologies Corp *	4,690	557
Evoqua Water Technologies *	17,200	157
Exponent	11,072	557
Federal Signal Corp	11,947	280
Forrester Research Inc *	1,564	73

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Forward Air Corp	6,418	$419
Foundation Building Materials *	5,300	52
Franklin Covey *	3,304	78
Franklin Electric	9,781	443
FreightCar America *	1,733	17
FTI Consulting Inc *	8,068	567
Gardner Denver Holdings *	26,700	661
Gates Industrial *	8,400	124
GATX Corp (A)	7,952	664
Generac Holdings Inc *	12,445	708
Genesee & Wyoming, Cl A *	12,074	1,006
Gibraltar Industries *	6,160	223
Global Brass & Copper Holdings Inc	5,100	165
GMS *	8,200	154
Gorman-Rupp Co/The	4,077	137
GP Strategies *	2,500	33
Graco Inc	33,705	1,485
GrafTech International	11,400	180
Graham Corp	796	20
Granite Construction	9,134	462
Great Lakes Dredge & Dock *	9,180	68
Greenbrier (A)	7,123	348
Griffon	3,837	47
H&E Equipment Services	5,625	125
Harsco *	16,328	437
Hawaiian Holdings	8,980	360
HC2 Holdings *(A)	11,000	35
HD Supply Holdings Inc *	36,300	1,448
Healthcare Services Group Inc (A)	15,739	743
Heartland Express Inc	9,772	203
HEICO (A)	7,618	644
HEICO, Cl A	14,382	971
Heidrick & Struggles International	2,952	108
Herc Holdings *	5,667	202
Heritage-Crystal Clean Inc *	1,200	34
Herman Miller	11,643	394
Hertz Global Holdings *(A)	13,502	253
Hexcel Corp	17,298	1,067
Hillenbrand Inc	12,085	535
HNI	8,849	341
Hub Group, Cl A *	5,862	261
Hubbell, Cl B	10,489	1,155
Hurco Cos Inc	1,235	47
Huron Consulting Group Inc *	4,011	223
Hyster-Yale Materials Handling	2,002	131
ICF International Inc	3,668	257
IDEX Corp	15,041	2,067
IES Holdings *	3,000	53
InnerWorkings Inc *	7,387	31
Insperity Inc	7,624	763
Insteel Industries Inc	2,941	81
Interface Inc, Cl A	14,045	228

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ITT Inc	17,663	$979
JELD-WEN Holding *	13,900	265
JetBlue Airways Corp *	61,981	1,210
John Bean Technologies Corp	5,631	465
Kadant	1,825	166
Kaman	5,573	316
KAR Auction Services	26,229	1,499
KBR	28,845	536
Kelly Services Inc, Cl A	6,795	156
Kennametal Inc	14,614	611
KeyW Holding *	8,468	83
Kforce Inc	4,537	144
Kirby Corp *	11,426	872
Knight-Swift Transportation Holdings Inc, Cl A (A)	26,327	912
Knoll	7,263	141
Korn/Ferry International	11,558	566
Kratos Defense & Security Solutions Inc *	16,316	217
Landstar System	8,244	899
Lawson Products *	1,800	55
LB Foster Co, Cl A *	1,900	37
Lennox International	7,129	1,611
Lincoln Electric Holdings	12,233	1,051
Lindsay	2,327	235
LSC Communications Inc	4,957	50
Lydall Inc *	3,632	80
Macquarie Infrastructure	14,500	605
Manitowoc *	5,987	118
ManpowerGroup Inc	12,656	1,027
Marten Transport	7,153	139
Masonite International Corp *	5,600	301
MasTec *(A)	12,462	562
Matson Inc	8,552	337
Matthews International Corp, Cl A	6,813	287
Maxar Technologies Ltd	10,900	181
McGrath RentCorp	4,348	232
Meritor Inc *	13,595	224
Middleby Corp/The *(A)	10,625	1,283
Milacron Holdings Corp *	16,100	229
Miller Industries	2,311	65
Mistras Group *	2,697	46
Mobile Mini	8,883	359
Moog Inc, Cl A	6,524	571
MRC Global *	18,112	285
MSA Safety	6,544	713
MSC Industrial Direct Co Inc, Cl A	9,403	833
Mueller Industries	11,208	267
Mueller Water Products, Cl A	32,712	344
Multi-Color Corp	2,557	114
MYR Group *	4,079	128
National Presto Industries Inc	1,091	140
Navigant Consulting	10,241	262

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	15

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Navistar International *	10,491	$336
NCI Building Systems *	6,048	69
Nexeo Solutions Inc *	10,000	97
NN	5,587	40
Nordson	11,212	1,350
NOW *	21,600	291
NV5 Global *	1,400	103
nVent Electric PLC	33,100	828
Old Dominion Freight Line	13,190	1,803
Omega Flex Inc	600	33
Orion Group Holdings *	6,324	28
Oshkosh Corp	14,317	1,021
Owens Corning	22,360	1,166
Park-Ohio Holdings	1,118	40
PGT Innovations *	10,000	193
Pitney Bowes Inc	39,400	333
Plug Power *(A)	55,300	97
Powell Industries	1,364	42
Preformed Line Products	90	6
Primoris Services Corp	7,847	190
Proto Labs Inc *	5,099	656
Quad/Graphics Inc, Cl A	6,862	112
Quanex Building Products	6,965	110
Radiant Logistics *	12,400	67
Raven Industries	6,255	252
RBC Bearings *	4,795	734
Regal Beloit Corp	9,025	706
Resideo Technologies Inc *	24,500	505
Resources Connection Inc	3,581	60
REV Group Inc (A)	8,400	102
Rexnord Corp *	22,226	629
RR Donnelley & Sons Co	13,219	84
Rush Enterprises, Cl B	1,800	70
Rush Enterprises Inc, Cl A	5,399	206
Ryder System Inc	9,500	537
Saia *	5,392	325
Schneider National Inc, Cl B	10,500	234
Scorpio Bulkers	15,916	97
Sensata Technologies Holding PLC *	33,100	1,531
Simpson Manufacturing	7,343	430
SiteOne Landscape Supply *(A)	8,400	518
SkyWest	9,922	572
SP Plus Corp *	4,298	130
Spartan Motors	6,500	52
Sparton *	1,100	16
Spirit AeroSystems Holdings Inc, Cl A	20,775	1,701
Spirit Airlines Inc *	13,447	862
SPX *	8,894	263
SPX FLOW Inc *	9,294	349
Standex International Corp	2,429	194
Steelcase, Cl A	17,557	284
Stericycle *	16,300	784

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sterling Construction Co Inc *	2,700	$35
Sun Hydraulics	6,577	274
Sunrun *(A)	22,800	334
Systemax Inc	1,400	39
Team Inc *(A)	5,757	96
Teledyne Technologies Inc *	7,037	1,580
Tennant Co	3,238	194
Terex (A)	14,170	468
Tetra Tech Inc	11,542	704
Textainer Group Holdings *	3,853	43
Thermon Group Holdings *	6,882	155
Timken	13,409	538
Titan International	10,772	70
Titan Machinery Inc *	3,312	58
Toro Co/The	20,400	1,265
TPI Composites *	4,300	117
TransUnion	36,800	2,376
Trex *	12,080	770
TriMas Corp *	9,876	287
TriNet Group Inc *	8,800	404
Trinity Industries	29,742	709
Triton International	11,284	385
Triumph Group Inc (A)	9,696	163
TrueBlue Inc *	8,328	210
Tutor Perini *	8,051	150
Twin Disc *	3,100	54
UniFirst Corp/MA	2,740	423
Univar *	23,000	498
Universal Forest Products Inc	13,165	364
Universal Logistics Holdings	700	16
US Ecology	4,640	323
USG Corp *	17,082	735
Valmont Industries	4,714	615
Vectrus Inc *	1,379	33
Veritiv *	2,000	61
Viad Corp	4,271	215
Vicor *	2,500	90
Vivint Solar *	4,900	27
VSE	2,000	58
Wabash National	11,741	182
WABCO Holdings *	10,310	1,252
Wabtec Corp (A)	16,706	1,580
WageWorks *	7,771	259
Watsco	6,359	977
Watts Water Technologies, Cl A	5,856	432
Welbilt *	24,950	345
Werner Enterprises (A)	9,390	318
Wesco Aircraft Holdings *	12,046	115
WESCO International Inc *	8,366	447
Willdan Group *	1,300	49
Willscot, Cl A *	6,300	87
Woodward	10,642	891

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XPO Logistics Inc *	24,490	$1,858
YRC Worldwide *	4,500	25

		127,488

Information Technology — 18.0%
2U Inc *(A)	10,300	601
3D Systems Corp *	18,747	232
A10 Networks *	9,800	62
Acacia Communications *	6,800	292
ACI Worldwide Inc *	22,912	662
ADTRAN	9,897	123
Advanced Energy Industries Inc *	8,519	401
Aerohive Networks *	4,800	18
Agilysys Inc *	900	15
Alarm.com Holdings Inc *(A)	5,900	300
Alpha & Omega Semiconductor Ltd *	5,600	62
Altair Engineering, Cl A *	4,800	155
Alteryx Inc, Cl A *(A)	6,500	391
Ambarella *(A)	6,900	276
Amber Road *	1,900	17
Amdocs Ltd	28,768	1,867
American Software Inc/GA, Cl A	2,872	30
Amkor Technology *	20,913	143
Anixter International *	6,041	386
Appfolio Inc, Cl A *	2,400	147
Applied Optoelectronics *(A)	3,800	78
Apptio, Cl A *	6,500	248
Aquantia *	4,100	40
ARRIS International *	33,770	1,043
Arrow Electronics Inc *	16,825	1,295
Aspen Technology Inc *	14,067	1,214
Atlassian Corp PLC, Cl A *	18,300	1,573
Avalara Inc *(A)	1,700	54
Avaya Holdings Corp *	20,100	313
Avid Technology *	5,000	32
Avnet Inc	22,599	990
AVX Corp	8,778	145
Axcelis Technologies *	5,550	111
AXT *	6,600	36
Badger Meter	5,724	318
Bel Fuse, Cl B	888	20
Belden Inc (A)	8,723	487
Benchmark Electronics	9,930	237
Benefitfocus Inc *	5,300	266
Black Knight *	28,337	1,285
Blackbaud	9,455	693
Blackline *	7,000	300
Booz Allen Hamilton Holding Corp, Cl A	27,265	1,399
Bottomline Technologies DE Inc *	7,571	417
Box, Cl A *	24,400	458
Brightcove *	6,800	49
Brooks Automation	12,203	370

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cabot Microelectronics Corp	5,006	$538
CACI International Inc, Cl A *	4,932	813
CalAmp *	8,156	144
Calix *	4,945	48
Carbonite Inc *	4,600	130
Cardtronics PLC *	8,885	288
Casa Systems Inc *	2,800	44
Cass Information Systems Inc	2,629	174
CDK Global Inc	25,700	1,295
CDW Corp/DE	29,700	2,753
Ceridian HCM Holding *(A)	4,600	185
CEVA *	3,838	100
ChannelAdvisor Corp *	2,400	26
Ciena Corp *	29,486	962
Cirrus Logic *	12,095	453
Cision Ltd *	7,500	94
Clearfield *	1,400	17
Cloudera *	18,900	233
Cognex	32,316	1,423
Coherent *	4,653	643
Cohu	6,836	134
CommScope Holding *	36,800	666
CommVault Systems *	7,284	429
Comtech Telecommunications Corp	4,332	111
Conduent Inc *	38,300	491
Control4 *	3,700	81
CoreLogic Inc/United States *	15,283	618
Cornerstone OnDemand Inc *	11,599	634
Coupa Software *	10,200	657
Cray Inc *	7,570	198
Cree Inc *(A)	18,523	818
CSG Systems International Inc	6,917	243
CTS Corp	6,245	181
Cypress Semiconductor Corp	67,035	932
Daktronics	4,580	41
Dell Technologies Inc, Cl V *	39,700	4,188
Diebold Nixdorf *(A)	14,133	46
Digi International *	3,601	43
Digimarc *	2,076	42
Diodes Inc *	7,842	273
DocuSign, Cl A *(A)	6,500	271
Dolby Laboratories, Cl A	12,404	873
Ebix (A)	4,825	228
EchoStar, Cl A *	10,503	439
Electro Scientific Industries Inc *	5,500	162
Electronics For Imaging Inc *	9,328	258
Ellie Mae *(A)	7,163	482
Endurance International Group Holdings *	9,100	76
Entegris	28,808	847
Envestnet Inc *	8,552	467
EPAM Systems Inc *	9,600	1,250
ePlus Inc *	2,288	187

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	17

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euronet Worldwide Inc *	9,488	$1,116
Everbridge Inc *	5,000	274
Everi Holdings *	12,900	87
EVERTEC Inc	13,600	372
Evo Payments Inc, Cl A *	3,200	84
Exela Technologies *	9,100	41
ExlService Holdings *	6,623	384
Extreme Networks Inc *	19,687	130
Fabrinet *	7,315	386
Fair Isaac *	5,391	1,071
FARO Technologies *	2,508	125
Finisar Corp *	22,054	515
FireEye Inc *	40,400	808
First Data Corp, Cl A *	108,700	2,074
First Solar Inc *	17,100	760
Fitbit, Cl A *(A)	35,000	193
Five9 Inc *	10,000	429
ForeScout Technologies *	5,500	149
FormFactor *	12,919	213
Genpact Ltd	28,450	864
Glu Mobile Inc *	16,800	124
GoDaddy, Cl A *	31,900	2,082
GTT Communications *(A)	7,100	239
Guidewire Software *	16,269	1,512
Hackett Group Inc/The	3,300	58
Harmonic *(A)	14,394	81
Hortonworks *	11,700	188
HubSpot Inc *	7,000	973
Ichor Holdings *(A)	4,100	75
II-VI *	11,043	413
Immersion *	3,567	34
Imperva *	6,983	388
Impinj *	3,600	76
Infinera Corp *	28,784	124
Inphi *	7,062	282
Insight Enterprises Inc *	7,198	321
Instructure *	7,300	276
Integrated Device Technology Inc *	25,245	1,210
InterDigital Inc	7,130	537
Internap *	4,075	24
Itron *	6,411	347
j2 Global	9,757	720
Jabil Inc	32,200	804
KEMET Corp	9,300	190
Kimball Electronics Inc *	2,893	51
Knowles *	15,500	236
Kopin *	8,823	15
KVH Industries *	1,997	23
Lattice Semiconductor *	22,462	132
Leidos Holdings Inc	28,750	1,811
Limelight Networks *	15,000	49
Littelfuse	4,631	886

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LivePerson Inc *	11,191	$211
LiveRamp Holdings Inc *	15,274	722
LogMeIn Inc	9,813	905
Lumentum Holdings *	11,440	509
MACOM Technology Solutions Holdings Inc *	7,125	127
Manhattan Associates *	12,780	633
ManTech International Corp/VA, Cl A	4,922	277
Marvell Technology Group	108,057	1,741
MAXIMUS Inc	12,816	911
MaxLinear, Cl A *	11,844	242
Maxwell Technologies *(A)	6,300	16
Mercury Systems *	9,323	483
Mesa Laboratories	600	133
Methode Electronics	6,984	212
MicroStrategy Inc, Cl A *	1,553	201
MINDBODY, Cl A *	7,500	208
Mitek Systems *	5,800	55
MKS Instruments Inc	10,023	786
MobileIron *	11,500	56
Model N Inc *	7,600	104
MoneyGram International *	7,705	17
Monolithic Power Systems	7,951	1,050
Monotype Imaging Holdings Inc	9,060	156
MTS Systems (A)	3,089	159
Nanometrics *	5,744	184
National Instruments Corp	22,567	1,105
NCR Corp *	22,783	631
NeoPhotonics *	7,500	58
NETGEAR Inc *	6,692	371
NetScout Systems *	15,158	406
New Relic Inc *	8,500	741
NIC	13,222	172
nLight *	1,300	25
Novanta Inc *	5,662	368
Nuance Communications *	54,381	870
Nutanix, Cl A *	21,000	939
NVE Corp	694	66
NXP Semiconductors NV	67,400	5,619
Oclaro *	33,500	270
Okta Inc, Cl A *	16,600	1,057
ON Semiconductor *	86,100	1,651
OneSpan *	4,254	72
OSI Systems *	3,968	287
Palo Alto Networks *	17,633	3,050
Park City Group *(A)	3,600	29
Park Electrochemical Corp	5,082	91
Paycom Software *(A)	9,900	1,314
Paylocity Holding Corp *	5,600	376
PC Connection Inc	2,231	70
PDF Solutions *	4,653	43
Pegasystems	8,236	445
Perficient Inc *	6,700	170

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Perspecta Inc	27,900	$589
Photronics Inc *	13,129	127
Plantronics Inc	7,169	328
Plexus *	5,428	331
Pluralsight Inc, Cl A *	4,700	113
Power Integrations	6,289	398
Presidio Inc	3,900	55
Progress Software Corp	9,358	329
Proofpoint *	9,700	941
PROS Holdings *	5,899	190
PTC Inc *	22,490	1,945
Pure Storage, Cl A *	31,800	601
Q2 Holdings *	7,500	407
QAD Inc, Cl A	2,900	123
Qualys *	6,800	536
Quantenna Communications *	4,300	64
QuinStreet Inc *	10,586	171
Rambus *	21,110	184
Rapid7 Inc *	6,900	219
RealPage *	14,846	766
Ribbon Communications Inc *	13,520	72
RingCentral Inc, Cl A *	13,200	1,094
Rogers *	3,693	475
Rosetta Stone Inc *	5,200	87
Rudolph Technologies *	5,507	117
Sabre	51,800	1,325
SailPoint Technologies Holding Inc *	9,400	245
Sanmina *	13,366	361
ScanSource Inc *	4,796	182
Science Applications International	8,742	608
Semtech Corp *	11,875	633
SendGrid *	5,600	255
ServiceNow Inc *	34,269	6,349
ServiceSource International *	9,746	13
ShotSpotter *	1,400	53
Silicon Laboratories Inc *	8,882	785
SMART Global Holdings Inc *(A)	1,100	38
Splunk Inc *	28,384	3,171
SPS Commerce Inc *	3,029	258
Square, Cl A *	56,000	3,911
SS&C Technologies Holdings	41,518	1,999
Stratasys Ltd *(A)	9,769	209
SunPower, Cl A *(A)	10,636	73
Switch, Cl A	6,600	51
Sykes Enterprises Inc *	8,011	221
Synaptics *	6,887	265
SYNNEX Corp	8,782	709
Tableau Software, Cl A *	14,200	1,770
Tech Data Corp *	7,665	689
TechTarget Inc *	4,700	68
Telenav *	3,400	14
Tenable Holdings Inc *	2,400	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradata *	23,400	$881
Teradyne Inc	37,000	1,321
TiVo	27,958	277
Trade Desk Inc/The, Cl A *(A)	6,100	869
Travelport Worldwide Ltd	26,900	411
Trimble *	50,220	1,910
TrueCar Inc *	13,700	143
TTEC Holdings Inc	3,427	100
TTM Technologies Inc *	21,287	253
Tucows, Cl A *(A)	1,800	104
Twilio Inc, Cl A *(A)	14,700	1,389
Tyler Technologies *	7,187	1,385
Ubiquiti Networks (A)	3,300	360
Ultimate Software Group *	6,035	1,593
Ultra Clean Holdings *	7,052	66
Unisys *	9,183	124
Universal Display (A)	7,908	726
Upland Software *	3,000	84
USA Technologies *	7,200	36
Varonis Systems *	5,300	307
Veeco Instruments *	9,910	87
Verint Systems *	13,450	611
Versum Materials Inc	20,500	710
ViaSat Inc *(A)	11,456	792
Viavi Solutions Inc *	40,400	410
VirnetX Holding *	4,742	15
Virtusa *	5,149	228
Vishay Intertechnology Inc (A)	27,317	570
Vishay Precision Group Inc *	3,164	107
VMware, Cl A *	13,817	2,312
WEX Inc *	8,376	1,298
Workday, Cl A *	28,889	4,738
Workiva, Cl A *	7,000	262
Worldpay, Cl A *	59,114	5,073
XO Group Inc *	4,415	152
Xperi	9,930	140
Yext *	15,600	227
Zebra Technologies Corp, Cl A *	10,664	1,917
Zendesk Inc *	20,200	1,200
Zix Corp *	11,213	75
Zscaler *	2,700	106
Zynga Inc, Cl A *	157,374	570

		169,654

Materials — 4.7%
AdvanSix Inc *	5,900	169
AgroFresh Solutions *	4,600	19
AK Steel Holding *(A)	63,900	197
Alcoa Corp *	36,300	1,155
Allegheny Technologies Inc *(A)	23,400	614
American Vanguard	8,099	135
AptarGroup Inc	12,666	1,318

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	19

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ardagh Group, Cl A	5,500	$72
Ashland Global Holdings	11,608	951
Axalta Coating Systems Ltd *	41,400	1,036
Balchem Corp	5,788	502
Bemis Co Inc	18,900	922
Berry Global Group *	26,641	1,341
Boise Cascade Co	7,270	193
Cabot Corp	12,332	607
Carpenter Technology	9,601	414
Celanese Corp, Cl A	27,092	2,734
Century Aluminum Co *	8,259	74
Chase	1,300	146
Chemours	36,200	1,031
Clearwater Paper *	2,951	91
Cleveland-Cliffs Inc (A)	60,000	557
Coeur Mining *	35,661	141
Commercial Metals Co	22,941	442
Compass Minerals International Inc (A)	6,740	338
Crown Holdings Inc *	25,135	1,289
Domtar Corp	13,350	582
Eagle Materials	9,283	678
Ferro *	16,505	319
Ferroglobe *(C)	11,102	—
Flotek Industries *	10,196	14
Forterra *	5,600	27
FutureFuel Corp	3,876	67
GCP Applied Technologies *	14,924	407
Gold Resource Corp	12,400	47
Graphic Packaging Holding	64,417	772
Greif, Cl B	1,300	69
Greif Inc, Cl A	4,519	232
Hawkins Inc	1,773	74
Haynes International	2,823	93
HB Fuller Co	10,833	523
Hecla Mining	100,168	238
Huntsman Corp	42,124	852
Ingevity Corp *	8,700	853
Innophos Holdings Inc	4,189	116
Innospec	4,813	355
Intrepid Potash *	19,600	65
Kaiser Aluminum Corp	3,554	347
Koppers Holdings Inc *	4,473	83
Kraton Corp *	7,080	185
Kronos Worldwide Inc	3,484	43
Louisiana-Pacific Corp	29,142	666
LSB Industries *(A)	2,939	23
Materion Corp	3,474	184
Minerals Technologies	6,924	390
Myers Industries Inc	7,018	116
Neenah	3,393	234
NewMarket Corp	1,597	671
Olin Corp	31,016	668

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Olympic Steel	1,927	$35
OMNOVA Solutions *	7,567	62
Owens-Illinois Inc	31,200	574
Patrick Industries *	5,225	208
PH Glatfelter	7,871	100
Platform Specialty Products *	40,800	480
PolyOne	16,832	566
PQ Group Holdings *	5,400	83
Quaker Chemical	2,734	564
Rayonier Advanced Materials	9,817	145
Reliance Steel & Aluminum Co	13,738	1,105
Royal Gold Inc	12,502	915
RPM International	26,588	1,753
Ryerson Holding *	1,400	11
Schnitzer Steel Industries Inc, Cl A	4,656	130
Schweitzer-Mauduit International Inc	6,138	175
Scotts Miracle-Gro, Cl A	8,059	612
Sensient Technologies Corp	8,535	548
Silgan Holdings Inc	16,760	432
Sonoco Products Co	20,221	1,164
Southern Copper Corp (A)	16,529	553
Steel Dynamics Inc	44,837	1,578
Stepan Co	3,825	309
Summit Materials Inc, Cl A *(A)	23,906	347
SunCoke Energy Inc *	14,846	145
Tahoe Resources *	52,588	185
TimkenSteel *	7,904	87
Trecora Resources *	2,517	23
Tredegar Corp	5,341	89
Trinseo SA	8,600	435
Tronox, Cl A	19,200	203
UFP Technologies *	1,800	65
United States Lime & Minerals	400	30
United States Steel Corp	33,800	779
US Concrete *	3,000	118
Valvoline Inc	37,836	798
Verso Corp *	6,500	164
Warrior Met Coal Inc	8,000	190
Westlake Chemical Corp	7,610	552
Worthington Industries	8,002	331
WR Grace & Co	13,024	831

		43,955

Real Estate — 8.6%
Acadia Realty Trust ‡	16,439	471
Agree Realty Corp ‡(A)	6,747	402
Alexander & Baldwin Inc *‡	12,891	267
Alexander’s ‡	488	152
Altisource Portfolio Solutions *	1,700	40
American Assets Trust Inc ‡	7,991	333
American Campus Communities ‡	26,762	1,173
American Homes 4 Rent, Cl A ‡	53,200	1,108

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Americold Realty Trust ‡(A)	16,800	$450
Apple Hospitality REIT Inc ‡	45,300	719
Armada Hoffler Properties Inc ‡	7,500	114
Ashford Hospitality Trust ‡	14,971	74
Braemar Hotels & Resorts ‡	4,381	42
Brandywine Realty Trust ‡	38,039	543
Brixmor Property Group Inc ‡	58,300	962
Brookfield Property, Cl A ‡	33,000	594
Camden Property Trust ‡	17,938	1,707
CareTrust Inc ‡	15,453	309
CatchMark Timber Trust Inc, Cl A ‡	7,800	65
CBL & Associates Properties Inc ‡(A)	33,182	87
Cedar Realty Trust Inc	18,338	66
Chatham Lodging Trust ‡	7,735	155
Chesapeake Lodging Trust ‡	13,167	389
City Office REIT Inc ‡	4,700	51
Colony Capital ‡	94,094	580
Columbia Property Trust Inc ‡	25,500	547
Community Healthcare Trust ‡	3,900	123
Consolidated-Tomoka Land Co	500	29
CoreCivic Inc ‡	24,402	536
CorEnergy Infrastructure Trust ‡(A)	2,140	78
CorePoint Lodging Inc ‡	8,250	116
CoreSite Realty ‡	7,173	699
Corporate Office Properties Trust ‡	21,930	537
Cousins Properties Inc ‡	87,573	740
CubeSmart ‡	35,722	1,112
Cushman & Wakefield PLC *	8,800	164
CyrusOne ‡	21,029	1,179
DiamondRock Hospitality Co ‡	43,307	456
Douglas Emmett Inc ‡	32,385	1,196
Easterly Government Properties Inc ‡(A)	11,100	202
EastGroup Properties ‡	7,285	729
Empire State Realty Trust, Cl A ‡	29,200	473
EPR Properties ‡	15,251	1,080
Equity Commonwealth *‡	22,644	719
Equity LifeStyle Properties Inc ‡	16,832	1,675
Essential Properties Realty Trust Inc	6,900	98
Farmland Partners ‡(A)	9,000	56
First Industrial Realty Trust Inc ‡	25,853	829
Forest City Realty Trust Inc, Cl A *‡	41,145	1,041
Forestar Group *	1,067	17
Four Corners Property Trust Inc ‡	12,719	353
Franklin Street Properties Corp ‡	19,396	149
Front Yard Residential Corp ‡	11,300	102
FRP Holdings *	838	39
Gaming and Leisure Properties Inc ‡	39,015	1,343
GEO Group Inc/The ‡	22,285	518
Getty Realty Corp ‡	6,289	192
Gladstone Commercial Corp ‡	4,519	86
Global Net Lease ‡	15,033	304
Government Properties Income Trust ‡(A)	18,066	159

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hannon Armstrong Sustainable Infrastructure Capital ‡	11,500	$263
Healthcare Realty Trust ‡	23,355	724
Healthcare Trust of America, Cl A ‡	39,850	1,121
Hersha Hospitality Trust, Cl A ‡	9,019	172
HFF Inc, Cl A *	7,895	319
Highwoods Properties Inc ‡	20,168	875
Hospitality Properties Trust ‡	33,941	911
Howard Hughes Corp/The *	8,017	888
Hudson Pacific Properties ‡	31,770	980
Independence Realty Trust ‡	20,300	205
Industrial Logistics Properties Trust ‡(A)	3,800	80
InfraREIT Inc ‡	8,200	188
Investors Real Estate Trust ‡	24,031	128
Invitation Homes ‡	60,881	1,307
iStar Inc ‡	16,418	175
JBG SMITH Properties ‡	19,800	793
Jernigan Capital Inc ‡	3,300	71
Jones Lang LaSalle Inc	9,259	1,326
Kennedy-Wilson Holdings Inc	25,929	508
Kilroy Realty Corp ‡	18,743	1,314
Kite Realty Group Trust ‡	15,455	255
Ladder Capital Corp, Cl A ‡	14,288	252
Lamar Advertising, Cl A ‡	16,897	1,281
LaSalle Hotel Properties ‡	20,842	668
Lexington Realty Trust ‡	43,090	378
Liberty Property Trust ‡	29,875	1,353
Life Storage Inc ‡	9,193	898
LTC Properties Inc ‡	8,917	414
Mack-Cali Realty ‡	20,267	439
Marcus & Millichap Inc *	5,100	186
MedEquities Realty Trust Inc ‡	4,300	29
Medical Properties Trust ‡	74,462	1,286
Monmouth Real Estate Investment Corp, Cl A ‡	13,346	186
National Health Investors Inc ‡	7,764	605
National Retail Properties ‡	31,743	1,589
National Storage Affiliates Trust ‡	12,800	358
New Senior Investment Group ‡	16,600	88
Newmark Group Inc, Cl A	4,400	37
NexPoint Residential Trust Inc ‡	2,500	91
NorthStar Realty Europe ‡	10,009	164
Omega Healthcare Investors Inc ‡(A)	39,547	1,500
One Liberty Properties Inc ‡	2,524	67
Outfront Media Inc ‡	29,909	622
Paramount Group Inc ‡	39,000	557
Park Hotels & Resorts Inc ‡	38,891	1,199
Pebblebrook Hotel Trust ‡(A)	13,603	475
Pennsylvania Real Estate Investment Trust ‡(A)	13,699	112
Physicians Realty Trust ‡	38,400	684
Piedmont Office Realty Trust Inc, Cl A ‡	24,666	457

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	21

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PotlatchDeltic Corp ‡	13,913	$516
Preferred Apartment Communities, Cl A ‡	6,000	90
PS Business Parks Inc ‡	3,528	498
QTS Realty Trust Inc, Cl A ‡	9,400	382
Rayonier Inc ‡	25,853	818
RE, Cl A	3,200	105
Realogy Holdings (A)	24,502	472
Redfin Corp *(A)	16,700	283
Retail Opportunity Investments Corp ‡	22,759	412
Retail Properties of America Inc, Cl A ‡	41,703	525
Retail Value *	2,950	86
Rexford Industrial Realty ‡	17,200	561
RLJ Lodging Trust ‡	36,354	739
RMR Group Inc/The	1,170	76
RPT Realty	16,337	233
Ryman Hospitality Properties Inc ‡	9,360	694
Sabra Health Care Inc ‡	37,020	714
Saul Centers Inc ‡	2,144	113
Select Income ‡	19,521	377
Senior Housing Properties Trust ‡	43,307	596
Seritage Growth Properties ‡(A)	5,300	201
SITE Centers Corp ‡	29,507	367
Spirit MTA REIT ‡	8,556	83
Spirit Realty Capital Inc ‡	85,566	635
St Joe Co/The *	8,100	121
STAG Industrial Inc ‡	22,256	596
STORE Capital ‡	37,900	1,135
Stratus Properties *	1,900	52
Summit Hotel Properties ‡	19,629	219
Sun Communities Inc ‡	16,621	1,730
Sunstone Hotel Investors ‡	43,138	658
Tanger Factory Outlet Centers Inc ‡(A)	17,549	415
Taubman Centers ‡	11,887	629
Terreno Realty Corp ‡	12,463	486
Tier REIT Inc ‡	9,500	224
Trinity Place Holdings *	5,200	26
UMH Properties ‡	5,400	70
Uniti Group ‡	33,960	677
Universal Health Realty Income Trust ‡	2,216	156
Urban Edge Properties ‡	23,600	471
Urstadt Biddle Properties Inc, Cl A ‡	6,156	127
VEREIT Inc ‡	197,000	1,507
VICI Properties Inc ‡	72,500	1,578
Washington Prime Group Inc ‡(A)	37,502	234
Washington Real Estate Investment Trust ‡	16,313	440
Weingarten Realty Investors ‡	24,368	703
Whitestone REIT, Cl B ‡	7,077	100
WP Carey ‡	20,500	1,389
Xenia Hotels & Resorts Inc ‡	20,400	415

		80,841

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.9%
ALLETE Inc	9,470	$771
American States Water Co	7,674	515
Aqua America	36,337	1,246
Artesian Resources, Cl A	2,184	79
Atlantic Power *	12,421	27
Atmos Energy Corp	21,782	2,084
Avangrid Inc (A)	12,050	607
Avista Corp	11,952	622
Black Hills Corp	11,302	748
Cadiz *(A)	4,300	47
California Water Service Group	9,641	441
Chesapeake Utilities Corp	2,915	251
Clearway Energy Inc, Cl A	7,000	126
Clearway Energy Inc, Cl C	12,100	221
Connecticut Water Service Inc	1,906	133
Consolidated Water	3,000	37
El Paso Electric Co	8,036	445
Hawaiian Electric Industries Inc	21,758	834
IDACORP Inc	9,624	945
MDU Resources Group Inc	39,532	1,046
MGE Energy Inc	7,614	503
Middlesex Water Co	2,701	140
National Fuel Gas (A)	16,588	893
New Jersey Resources Corp	16,294	791
Northwest Natural Holding Co	6,276	416
NorthWestern Corp	10,646	681
OGE Energy Corp	40,476	1,604
ONE Gas Inc	10,700	910
Ormat Technologies (A)	8,334	467
Otter Tail Corp	7,746	379
Pattern Energy Group Inc, Cl A (A)	13,200	273
PNM Resources Inc	16,417	710
Portland General Electric Co	16,500	795
SJW Group	4,164	233
South Jersey Industries Inc (A)	18,296	571
Southwest Gas Holdings Inc	9,641	759
Spark Energy, Cl A	2,000	18
Spire Inc	10,203	805
TerraForm Power, Cl A	18,576	214
UGI Corp	33,796	1,942
Unitil Corp	3,058	155
Vectren Corp	16,043	1,152
Vistra Energy Corp *	82,368	1,934
York Water	2,352	78

		27,648

Total Common Stock (Cost $742,283) ($ Thousands)		926,794

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 2.086%, 12/06/2018 (D)	$1,050	$1,050

Total U.S. Treasury Obligation (Cost $1,050) ($ Thousands)		1,050

	Number of Rights

RIGHTS — 0.0%
A Schulman Inc CVR *‡‡	6,129	12

Corium International CVR *‡‡	6,300	3

NewStar Financial Inc CVR *‡‡(C)	3,393	2

Media General Inc CVR *‡‡(C)	20,200	1

Tobira Therapeutics CVR *‡‡(C)	2,300	–

Pulse Biosciences *‡‡	1,900	–

Total Rights (Cost $3) ($ Thousands)		18

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 11.4%
SEI Liquidity Fund, L.P. 2.270% **†(E)	108,045,442	$108,050

Total Affiliated Partnership (Cost $108,044) ($ Thousands)		108,050

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	19,462,208	19,462

Total Cash Equivalents (Cost $19,462) ($ Thousands)		19,462

Total Investments in Securities — 111.9% (Cost $870,842) ($ Thousands)		$1,055,374

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	88	Dec-2018	$7,409	$6,752	$(657)
S&P Mid Cap 400 Index E-MINI	51	Dec-2018	10,244	9,585	(659)

			$17,653	$16,337	$(1,316)

Percentages are based on Net Assets of $943,049 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $106,317 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $960 ($ Thousands), or 0.1% of the Net Assets of the Fund (see Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $108,050 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	23

SCHEDULE OF INVESTMENTS

November 30, 2018

Extended Market Index Fund (Continued)

The following is a list of the level of inputs used as of Nevember 30, 2018, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$926,794	$–	$–	$926,794
U.S. Treasury Obligation	–	1,050	–	1,050
Rights	15	–	3	18
Affiliated Partnership	–	108,050	–	108,050
Cash Equivalent	19,462	–	–	19,462

Total Investments in Securities	$946,271	$109,100	$3	$1,055,374

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(1,316)	–	–	(1,316)

Total Other Financial Instruments	$(1,316)	$–	$–	$(1,316)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are value at the unrealized depreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2018	Income
SEI Investments Co	$ 1,653	$ —	$ —	$—	$(261)	$ 1,392	$ 8
SEI Liquidity Fund, L.P.	133,183	145,263	(170,398)	—	2	108,050	420
SEI Daily Income Trust, Government Fund, Cl F	19,314	92,458	(92,310)	—	—	19,462	183

Totals	$154,150	$237,721	$(262,708)	$—	$(259)	$128,904	$611

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Communication Services — 1.8%
AMC Networks Inc, Cl A *(A)	10,400	$623
Boingo Wireless Inc *	37,349	935
Cincinnati Bell *	32,075	398
DHI Group *	37,500	66
Entercom Communications, Cl A (A)	50,200	328
Intelsat SA *	10,633	265
Iridium Communications Inc *(A)	14,895	356
Madison Square Garden Co/The, Cl A *	27	7
Meredith (A)	13,070	748
pdvWireless Inc *	4,887	212
Shenandoah Telecommunications Co	6,144	307
Telephone & Data Systems Inc	19,360	692
Vonage Holdings *	76,166	807

		5,744

Consumer Discretionary — 14.0%
1-800-Flowers.com Inc, Cl A *	14,134	177
Aaron’s Inc	11,588	542
Abercrombie & Fitch Co, Cl A	34,050	712
Acushnet Holdings Corp	970	22
Adtalem Global Education *	17,665	1,020
American Axle & Manufacturing Holdings *	24,300	303
American Eagle Outfitters Inc	3,638	76
American Public Education Inc *	7,188	227
America’s Car-Mart Inc/TX *	1,278	95
Barnes & Noble Education Inc *	1,973	13
Bassett Furniture Industries Inc	2,254	47
Beazer Homes USA Inc *	18,700	211
Big 5 Sporting Goods	1,800	7
Big Lots Inc (A)	8,469	369
Biglari Holdings Inc, Cl B *	333	48
BJ’s Restaurants Inc	3,001	163
Bright Horizons Family Solutions Inc *	14,458	1,759
Brinker International Inc (A)	8,987	459
Brunswick Corp/DE	1,215	64
Cable One Inc	290	261
Caleres Inc	254	8
Cambium Learning Group Inc *	7,223	105
Canada Goose Holdings *(A)	12,890	868
Carriage Services Inc, Cl A	7,671	131
Carrols Restaurant Group Inc *	4,531	50
Carvana Co, Cl A *(A)	2,970	129
Cato Corp/The, Cl A	6,654	101
Cavco Industries *	3,296	542
Chegg Inc *	7,201	201
Chico’s FAS Inc	59,982	324
Children’s Place Inc/The (A)	2,770	359
Churchill Downs Inc	1,836	510
Chuy’s Holdings Inc *	589	13
Citi Trends Inc	9,272	190
Columbia Sportswear Co	2,427	222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conn’s *	34,142	$953
Cooper Tire & Rubber Co	9,600	328
Cooper-Standard Holdings Inc *	3,200	234
Crocs Inc *	9,397	261
CSS Industries	7,100	77
Dana	75,225	1,092
Dave & Buster’s Entertainment (A)	12,830	730
Deckers Outdoor Corp *	8,411	1,121
Del Frisco’s Restaurant Group Inc *	26,068	179
Del Taco Restaurants Inc *	5,031	54
Denny’s Corp *	15,169	251
Dick’s Sporting Goods Inc	1,271	46
Dillard’s Inc, Cl A	219	15
Dine Brands Global Inc	3,257	290
Dorman Products Inc *	3,154	277
DSW Inc, Cl A	6,462	179
El Pollo Loco Holdings Inc *	17,635	269
Eldorado Resorts *(A)	33,633	1,479
Entravision Communications Corp, Cl A	15,528	50
Ethan Allen Interiors	17,400	362
Etsy Inc *	5,791	313
Express *	40,600	253
Extended Stay America Inc	700	13
Five Below Inc *	1,998	209
Foot Locker Inc	3,660	206
Fossil Group Inc *	1,738	34
Fox Factory Holding Corp *	16,112	1,026
Genesco Inc *	217	9
G-III Apparel Group *	6,500	261
Graham Holdings Co, Cl B	348	229
Gray Television Inc *	14,493	268
Group 1 Automotive	10,800	607
Guess? Inc	405	10
H&R Block Inc	805	22
Haverty Furniture Cos Inc (A)	22,121	453
Helen of Troy Ltd *	2,403	344
Hibbett Sports Inc *	8,378	130
Hudson Ltd, Cl A *	44,683	927
Hyatt Hotels Corp, Cl A	128	9
Jack in the Box	17,073	1,514
John Wiley & Sons Inc, Cl A	240	13
Johnson Outdoors Inc, Cl A	1,440	103
K12 Inc *	25,343	605
Kimball International Inc, Cl B	2,137	33
Kohl’s Corp	3,861	259
Lands’ End Inc *	1,393	30
La-Z-Boy, Cl Z	11,100	324
M/I Homes Inc *	1,786	42
Malibu Boats Inc, Cl A *	4,883	236
Marcus Corp/The	7,839	333
MDC Holdings	14,200	418
Meritage Homes Corp *	6,200	237

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Michael Kors Holdings Ltd *	4,545	$199
Modine Manufacturing Co *	24,600	321
Monarch Casino & Resort Inc *	1,085	43
Monro Muffler Brake	3,595	292
Movado Group Inc	548	21
MSG Networks Inc *	1,384	37
Murphy USA Inc *	956	77
National CineMedia Inc	5,983	41
National Vision Holdings *	19,485	716
Nautilus *	25,227	326
New York Times Co/The, Cl A	9,992	268
Nutrisystem Inc (A)	18,105	673
Office Depot	130,200	421
Ollie’s Bargain Outlet Holdings Inc *	15,407	1,367
Penn National Gaming *	29,630	655
Planet Fitness Inc, Cl A *	26,325	1,454
PlayAGS Inc *	36,701	824
Ralph Lauren Corp, Cl A	588	65
RCI Hospitality Holdings Inc	5,299	133
Red Robin Gourmet Burgers Inc *	840	29
Rocky Brands Inc	5,027	130
RTW RetailWinds Inc *	1,514	5
Sally Beauty Holdings Inc *(A)	34,100	720
SeaWorld Entertainment Inc *	8,003	228
ServiceMaster Global Holdings Inc *	6,278	278
Shoe Carnival Inc (A)	14,181	538
Signet Jewelers	4,900	258
Skechers U.S.A. Inc, Cl A *	4,056	109
Sonic Automotive, Cl A	16,000	253
Stoneridge Inc *	14,128	378
Strategic Education Inc	10,438	1,425
Taylor Morrison Home Corp, Cl A *	414	7
Texas Roadhouse Inc, Cl A	4,930	326
Tilly’s Inc, Cl A	12,984	149
TopBuild *	8,976	457
Tower International Inc	24,374	685
Town Sports International Holdings Inc *	627	4
Tupperware Brands	9,000	342
Vera Bradley Inc *	13,297	147
Williams-Sonoma (A)	11,700	663
Wingstop Inc (A)	4,485	294
Wolverine World Wide Inc	20,720	717
YETI Holdings Inc *	12,966	218
ZAGG *	15,500	156
Zumiez Inc *	1,524	30

		44,524

Consumer Staples — 2.9%
Cal-Maine Foods Inc	1,051	49
Central Garden & Pet Co, Cl A *(A)	39,951	1,269
Chefs’ Warehouse Inc/The *	8,374	319
Conagra Brands Inc	940	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Darling Ingredients Inc *	39,930	$874
Flowers Foods Inc	592	12
Freshpet Inc *(A)	7,735	255
Herbalife Nutrition Ltd *	1,260	72
Hostess Brands Inc, Cl A *	56,906	663
Ingles Markets Inc, Cl A	7,841	228
Ingredion Inc	1,270	133
Inter Parfums Inc	174	11
J&J Snack Foods Corp	6,075	953
Lamb Weston Holdings Inc	4,307	330
Lancaster Colony Corp	1,446	261
MGP Ingredients Inc	108	7
Natural Grocers by Vitamin Cottage Inc *	10,613	201
Natural Health Trends Corp	576	12
Nu Skin Enterprises Inc, Cl A	656	43
Nuvectra *	22,794	455
Seaboard Corp	21	78
Simply Good Foods Co/The *	51,516	1,047
SpartanNash Co	45,303	850
US Foods Holding Corp *	6,179	205
USANA Health Sciences Inc *	1,709	209
Village Super Market, Cl A (A)	13,200	360
Weis Markets	6,200	284

		9,211

Energy — 4.7%
Abraxas Petroleum Corp *	28,219	46
Antero Resources Corp *	2,640	35
Apergy Corp *	1,074	37
Arch Coal Inc (A)	7,814	635
Archrock	57,605	588
Berry Petroleum Corp	513	6
Bonanza Creek Energy Inc *	21,788	578
California Resources Corp *	228	6
Callon Petroleum Co *	79,722	682
Carrizo Oil & Gas Inc *	51,467	881
Chesapeake Energy Corp *	12,312	36
CNX Resources Corp *	9,698	134
CVR Energy Inc	1,890	71
Delek US Holdings Inc	21,680	863
Denbury Resources Inc *	106,366	240
Diamondback Energy Inc	779	86
Exterran Corp *	3,275	74
Extraction Oil & Gas *	53,680	306
Forum Energy Technologies *	43,065	288
Gulfport Energy Corp *	3,180	27
Halcon Resources Corp *(A)	99,382	278
Helmerich & Payne Inc	3,419	207
HollyFrontier Corp	4,594	287
Keane Group Inc *	8,910	99
KLX Energy Services Holdings Inc *	338	7
Kosmos Energy Ltd *	5,646	30

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laredo Petroleum *	16,825	$74
Matrix Service Co *	9,747	199
McDermott International *(A)	17,733	155
Midstates Petroleum Co Inc *	10,797	90
Murphy Oil Corp	4,086	130
NACCO Industries, Cl A	210	7
Newfield Exploration Co *	5,428	92
Newpark Resources Inc *	64,653	497
Northern Oil and Gas Inc *	16,573	42
Ocean Rig UDW Inc, Cl A *	746	21
Overseas Shipholding Group Inc, Cl A *	29,502	63
Par Pacific Holdings Inc *	19,167	324
Patterson-UTI Energy Inc	2,628	37
PBF Energy Inc, Cl A	27,338	1,057
PDC Energy Inc *	16,025	544
Peabody Energy Corp	5,948	185
Pioneer Energy Services Corp *	8,859	22
Range Resources Corp (A)	42,675	621
Renewable Energy Group Inc *(A)	39,372	1,061
REX American Resources Corp *	222	15
SandRidge Energy Inc *	759	7
Solaris Oilfield Infrastructure, Cl A *(A)	35,535	467
Southwestern Energy Co *	119,967	578
SRC Energy Inc *	64,300	371
TETRA Technologies Inc *	10,154	24
Tidewater Inc *	572	14
Unit Corp *	1,974	41
VAALCO Energy *	30,600	50
W&T Offshore Inc *	107,168	623
Whiting Petroleum Corp *	1,559	47
WildHorse Resource Development Corp *	3,909	72
World Fuel Services Corp	8,116	209
WPX Energy Inc *	53,978	753

		15,019

Financials — 17.9%
1st Source Corp	4,137	200
AG Mortgage Investment Trust Inc ‡	19,100	347
AGNC Investment Corp ‡	6,097	108
Alleghany Corp	93	59
Ambac Financial Group Inc *	21,752	380
American Equity Investment Life Holding Co	10,900	372
American Financial Group Inc/OH	2,821	289
American National Insurance Co	3,700	472
AMERISAFE Inc	268	17
Annaly Capital Management Inc ‡	34,625	348
Apollo Commercial Real Estate Finance Inc ‡(A)	18,100	343
Apollo Investment Corp (A)	64,100	336
Arbor Realty Trust ‡(A)	60,700	719
Argo Group International Holdings Ltd	1,231	85
ARMOUR Residential REIT Inc ‡(A)	17,100	379

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Associated Banc-Corp	38,000	$880
Assured Guaranty Ltd	4,367	178
Axis Capital Holdings Ltd	2,794	155
Banc of California Inc	28,995	499
BancFirst Corp	1,383	77
Banco Latinoamericano de Comercio Exterior, Cl E	13,600	238
Bank of Marin Bancorp	3,608	154
BankUnited Inc	27,200	939
Banner Corp	13,825	829
Berkshire Hills Bancorp	10,300	352
BlackRock Capital Investment (A)	57,100	335
Blackstone Mortgage Trust Inc, Cl A ‡	526	18
Blucora Inc *	282	9
BOK Financial Corp	1	–
Boston Private Financial Holdings	46,740	593
Brighthouse Financial Inc *	1,724	69
Brown & Brown Inc	3,965	115
Bryn Mawr Bank Corp	826	32
Camden National Corp	13,635	564
Carolina Financial Corp	2,444	84
Cathay General Bancorp	16,200	641
Central Pacific Financial Corp	4,987	140
Chimera Investment Corp ‡	2,920	56
City Holding Co	1,255	96
CNO Financial Group Inc	77,535	1,419
Community Trust Bancorp Inc	10,905	504
Credit Acceptance Corp *	571	234
Customers Bancorp *	13,100	256
CVB Financial (A)	24,355	566
Dime Community Bancshares Inc	23,334	426
Dynex Capital ‡	57,100	344
eHealth Inc *	8,843	341
Employers Holdings Inc	5,331	240
Enstar Group Ltd *	192	34
Enterprise Financial Services Corp	3,372	151
Equity Bancshares Inc, Cl A *	269	10
Erie Indemnity Co, Cl A	145	20
Everest Re Group Ltd	1,185	263
Federal Agricultural Mortgage Corp, Cl C	9,261	612
Federated Investors Inc, Cl B	16,200	429
FedNat Holding Co	3,088	68
Fidelity Southern Corp	10,500	249
Financial Institutions Inc	12,964	390
First American Financial Corp	5,054	244
First Bancorp/Southern Pines NC	800	32
First Bancshares Inc/The	668	23
First Busey Corp	12,131	348
First Business Financial Services Inc	9,400	202
First Citizens BancShares Inc/NC, Cl A	432	185
First Commonwealth Financial Corp	23,400	326
First Defiance Financial Corp	18,345	517

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Financial Corp/IN	2,676	$125
First Interstate BancSystem, Cl A	9,000	391
First of Long Island Corp/The	433	9
Flagstar Bancorp *	11,300	367
Flushing Financial Corp	17,245	403
FNB Corp/PA	95,103	1,166
Fulton Financial	20,500	357
Genworth Financial Inc, Cl A *	14,915	69
Glacier Bancorp (A)	15,435	729
Great Southern Bancorp Inc	3,261	177
Great Western Bancorp Inc	9,500	354
Green Dot Corp, Cl A *	18,270	1,523
Guaranty Bancorp	1,022	26
Hancock Whitney	48,110	1,935
Hanmi Financial Corp	24,240	544
Hanover Insurance Group Inc/The	8,862	1,017
Health Insurance Innovations Inc, Cl A *(A)	12,708	468
Heritage Commerce Corp	4,891	70
Heritage Insurance Holdings (A)	23,100	371
Home BancShares	79,003	1,549
HomeStreet Inc *	2,432	65
Hope Bancorp	39,000	593
Horizon Bancorp Inc/IN	2,442	42
IBERIABANK Corp	19,505	1,458
Independent Bank Corp/MI	28,721	660
Investment Technology Group Inc	1,332	40
James River Group Holdings Ltd	213	8
Lakeland Bancorp Inc	20,700	342
Lakeland Financial Corp	496	23
Legg Mason Inc	11,000	319
Maiden Holdings	21,600	55
MB Financial Inc	1,150	53
Mercantile Bank Corp	11,867	379
MFA Financial Inc ‡	5,498	40
MGIC Investment Corp *	9,102	107
National Bank Holdings, Cl A	22,345	832
National Western Life Group Inc, Cl A	331	102
Nelnet, Cl A	6,700	365
New Residential Investment Corp ‡	4,598	79
New York Mortgage Trust ‡(A)	57,400	356
OceanFirst Financial	28,315	730
OFG Bancorp	21,400	389
Old National Bancorp	21,200	397
Old Republic International Corp	616	14
Oppenheimer Holdings Inc, Cl A	6,789	194
Oritani Financial Corp	263	4
Peapack Gladstone Financial Corp	3,252	93
PennantPark Investment Corp	55,400	406
PennyMac Financial Services Inc	1,943	40
PennyMac Mortgage Investment Trust ‡	14,000	295
Peoples Bancorp	433	15
PJT Partners Inc	492	23

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Popular Inc	19,292	$1,088
Prospect Capital (A)	43,500	298
QCR Holdings Inc	4,419	163
Radian Group Inc	53,085	977
Regional Management Corp *	13,150	357
Reinsurance Group of America Inc, Cl A	898	134
RenaissanceRe Holdings Ltd	915	121
Renasant	21,780	796
Republic Bancorp, Cl A	8,500	368
Safety Insurance Group Inc	1,123	99
Sandy Spring Bancorp Inc	18,255	657
Santander Consumer USA Holdings Inc	935	18
Seacoast Banking Corp of Florida *	27,550	799
Selective Insurance Group	13,700	909
Starwood Property Trust Inc ‡	4,538	101
State Bank Financial Corp	23,868	575
Sterling Bancorp/DE	49,490	955
Stewart Information Services Corp	810	34
Stifel Financial	5,240	253
Stock Yards Bancorp Inc	467	15
TCF Financial Corp	47,100	1,059
Tompkins Financial Corp	189	15
Torchmark Corp	2,934	253
TPG Specialty Lending (A)	20,900	424
TriCo Bancshares	8,825	339
Triumph Bancorp Inc *	1,611	62
TrustCo Bank Corp NY	7,125	56
Two Harbors Investment Corp ‡	28,626	412
Umpqua Holdings Corp	30,385	585
United Community Banks	20,140	521
United Financial Bancorp Inc	18,900	310
United Fire Group Inc	570	31
Universal Insurance Holdings (A)	11,600	509
Voya Financial Inc	2,017	91
Washington Federal	17,500	504
Washington Trust Bancorp Inc	77	4
Waterstone Financial Inc	6,450	108
WesBanco	5,500	239
Western Alliance Bancorp *	16,115	755
Wintrust Financial Corp	15,709	1,215
WSFS Financial	15,185	639

		56,956

Health Care — 13.5%
Acceleron Pharma Inc *(A)	4,832	256
Acorda Therapeutics Inc *	2,585	53
Agios Pharmaceuticals *(A)	1,995	131
Aldeyra Therapeutics Inc *	17,568	158
Amedisys Inc *	1,612	220
AngioDynamics Inc *	893	19
ANI Pharmaceuticals *	400	22
Array BioPharma *	18,830	300

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AtriCure Inc *	8,265	$277
BioCryst Pharmaceuticals Inc *	25,020	230
Bio-Rad Laboratories Inc, Cl A *	536	147
Bio-Techne Corp	1,323	214
BioTelemetry Inc *	23,216	1,647
Blueprint Medicines *	3,360	193
Bruker Corp	4,423	147
CareDx Inc *	14,923	437
Catalent Inc *	199	8
Cellectis ADR *	4,410	97
Cerus Corp *	2,460	13
Civitas Solutions Inc *	2,131	30
Codexis Inc *	5,053	111
Concert Pharmaceuticals Inc *	2,578	37
CONMED Corp	17,292	1,175
Cross Country Healthcare Inc *	3,744	34
CryoLife Inc *	7,566	229
Dynavax Technologies *(A)	15,080	170
Emergent BioSolutions Inc *	5,013	365
Encompass Health Corp	19,020	1,430
Endo International PLC *	2,834	34
Ensign Group Inc/The	23,796	1,080
Evolent Health Inc, Cl A *(A)	10,569	272
Exact Sciences Corp *	10,230	798
Genomic Health Inc *	4,290	339
Haemonetics Corp *	11,004	1,180
HealthEquity Inc *	3,419	303
Hill-Rom Holdings Inc	568	55
HMS Holdings Corp *	8,914	319
Horizon Pharma Plc *	13,655	273
Immunomedics Inc *(A)	7,730	155
Innoviva Inc *	29,700	542
Inogen Inc *	3,315	488
Inspire Medical Systems Inc *(A)	6,459	297
Insulet Corp *	8,200	688
Integer Holdings Corp *	24,877	2,204
Integra LifeSciences Holdings *	21,074	1,130
iRhythm Technologies Inc *	2,793	207
Jazz Pharmaceuticals PLC *	2,008	304
Lannett *(A)	15,700	93
Lantheus Holdings Inc *	28,552	535
LHC Group Inc *	3,206	336
Ligand Pharmaceuticals Inc *(A)	11,044	1,742
LivaNova PLC *	985	100
Loxo Oncology *	1,680	236
Luminex Corp	4,264	125
Magellan Health Inc *	10,377	566
Masimo Corp *	2,553	282
Medidata Solutions Inc *(A)	9,690	748
MEDNAX Inc *	2,504	101
Medpace Holdings Inc *	15,957	988
Meridian Bioscience Inc	4,578	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merit Medical Systems Inc *	20,689	$1,304
Molina Healthcare Inc *	539	75
Myriad Genetics Inc *	19,914	642
National HealthCare Corp	1,384	115
NeoGenomics Inc *	79,606	1,305
NextGen Healthcare Inc *	2,150	38
Omnicell Inc *	39,755	3,070
Orthofix Medical Inc *	3,063	185
Owens & Minor	27,700	211
Patterson Cos Inc (A)	10,700	271
PetIQ Inc, Cl A *(A)	7,150	223
Phibro Animal Health Corp, Cl A	6,551	222
PRA Health Sciences Inc *	13,753	1,605
Premier Inc, Cl A *	6,022	239
Prestige Consumer Healthcare Inc *	7,500	291
Proteostasis Therapeutics Inc *	35,020	178
QIAGEN NV *	4,224	150
Quidel Corp *	11,840	720
Reata Pharmaceuticals Inc, Cl A *(A)	2,936	185
REGENXBIO Inc *	2,630	158
Repligen Corp *(A)	6,087	394
Retrophin *	16,131	396
Sarepta Therapeutics Inc *	1,335	173
SeaSpine Holdings Corp *	35,866	705
Sientra *(A)	30,270	515
STAAR Surgical Co *	4,685	178
STERIS PLC	481	57
Supernus Pharmaceuticals *	19,150	908
Tabula Rasa HealthCare Inc *	2,904	219
Tactile Systems Technology Inc *(A)	4,671	263
Tandem Diabetes Care Inc *	4,877	180
Teladoc Health Inc *(A)	15,323	957
Triple-S Management Corp, Cl B *	8,800	168
United Therapeutics Corp *	2,421	286
Utah Medical Products Inc	1,119	106
Veracyte Inc *	16,938	207
Vericel Corp *	15,896	279
Viking Therapeutics Inc *(A)	37,702	426
Vocera Communications Inc *	6,853	272
WellCare Health Plans Inc *	1,020	260
West Pharmaceutical Services Inc	266	29

		42,922

Industrials — 13.3%
AAR Corp	1,260	55
ACCO Brands Corp	33,500	272
Acuity Brands	4,435	577
Aerovironment Inc *	2,221	170
Air Lease Corp, Cl A	13,700	532
Air Transport Services Group *	31,280	580
Aircastle Ltd	26,613	496
Alaska Air Group Inc	3,400	249

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Albany International Corp, Cl A	3,682	$266
Allison Transmission Holdings Inc, Cl A	4,229	199
American Railcar Industries	4,300	302
Apogee Enterprises Inc	18,337	668
ArcBest	9,000	362
ASGN Inc *	21,260	1,472
Atlas Air Worldwide Holdings Inc *	7,700	410
BMC Stock Holdings Inc *	3,243	55
Brady, Cl A	24,642	1,073
Briggs & Stratton Corp	21,100	315
Brink’s Co/The	12,433	880
Builders FirstSource *	27,600	373
Casella Waste Systems Inc, Cl A *	7,823	255
CBIZ Inc *	2,568	54
Clean Harbors Inc *	4,261	275
Continental Building Products *	15,840	453
Covenant Transportation Group Inc, Cl A *	3,714	85
CRA International Inc	4,917	240
Crane Co	621	54
Curtiss-Wright Corp	1,147	127
Deluxe Corp	7,700	388
Donaldson Co Inc	5,185	291
Ducommun Inc *	2,825	111
Dun & Bradstreet Corp/The	982	141
Dycom Industries *	7,711	511
EMCOR Group Inc	4,429	323
Encore Wire Corp	466	23
Ennis Inc	32,728	639
ESCO Technologies	4,748	334
Esterline Technologies Corp *	126	15
Exponent	17,365	874
Fortress Transportation & Infrastructure Investors LLC (B)	69,414	1,104
FTI Consulting Inc *	3,741	263
GATX Corp (A)	4,000	334
Genco Shipping & Trading Ltd *	1,341	11
Global Brass & Copper Holdings Inc	18,882	611
Gorman-Rupp Co/The	1,975	66
GrafTech International (A)	37,662	595
Granite Construction	10,993	557
Hawaiian Holdings	19,200	771
HD Supply Holdings Inc *	2,257	90
Herman Miller	10,600	359
Huntington Ingalls Industries Inc	957	206
Hyster-Yale Materials Handling	4,700	308
ICF International Inc	8,636	605
Insteel Industries Inc	1,276	35
Interface Inc, Cl A	34,510	559
ITT Inc	5,437	301
JetBlue Airways Corp *	37,720	736
John Bean Technologies Corp	6,930	572
Kadant	5,090	464

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kelly Services Inc, Cl A	21,900	$502
Kforce Inc	10,600	336
Knoll	18,300	354
Kratos Defense & Security Solutions Inc *(A)	20,911	278
ManpowerGroup Inc	2,649	215
MasTec *(A)	20,868	941
Matson Inc	38,080	1,498
Meritor Inc *	28,400	469
Milacron Holdings Corp *	637	9
Moog Inc, Cl A	8,654	757
MSA Safety	7,305	796
National Presto Industries Inc	627	81
NCI Building Systems *	44,200	502
Nexeo Solutions Inc *	18,584	181
NV5 Global *	7,490	550
nVent Electric PLC	5,113	128
Oshkosh Corp	2,014	144
Park-Ohio Holdings	7,900	285
Primoris Services Corp	2,352	57
Proto Labs Inc *	4,915	632
Quad/Graphics Inc, Cl A (A)	21,039	345
Quanta Services Inc *	1,065	37
Resources Connection Inc	1,906	32
Rexnord Corp *	23,515	666
Rush Enterprises Inc, Cl A	1,277	49
Ryder System Inc	476	27
Saia *	14,704	887
Simpson Manufacturing	10,353	606
SkyWest	7,200	415
Snap-on Inc	83	14
SP Plus Corp *	8,097	245
Spirit Airlines Inc *	4,097	263
Standex International Corp	271	22
Steelcase, Cl A	23,300	377
Sterling Construction Co Inc *	662	8
Systemax Inc	7,356	205
Teledyne Technologies Inc *	612	137
Terex (A)	24,700	817
Tetra Tech Inc	5,005	305
Timken	16,660	669
Triton International	12,200	416
TrueBlue Inc *	1,893	48
UniFirst Corp/MA	1,214	187
USA Truck Inc *	3,133	64
USG Corp	1,501	65
Vectrus Inc *	8,561	207
Viad Corp	1,328	67
VSE	51	1
Wabash National	28,900	449
WageWorks *	24,509	817
Watts Water Technologies, Cl A	8,035	593
Werner Enterprises	15,900	538

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WESCO International Inc *	1,815	$97
Willscot, Cl A *(A)	52,008	717
XPO Logistics Inc *	2,580	196

		42,349

Information Technology — 14.4%
ACI Worldwide Inc *	9,454	273
Advanced Energy Industries Inc *	7,000	329
Alarm.com Holdings Inc *	5,363	273
Alpha & Omega Semiconductor Ltd *	7,528	83
Altair Engineering, Cl A *	17,155	554
Alteryx Inc, Cl A *	3,476	209
Amkor Technology *	56,100	384
Arrow Electronics Inc *	145	11
Aspen Technology Inc *	2,068	178
Avnet Inc	16,995	745
AVX Corp	26,335	434
Bel Fuse, Cl B	10,088	227
Belden Inc (A)	21,475	1,198
Benchmark Electronics	14,000	334
Benefitfocus Inc *	5,308	266
Blackline *	7,770	333
Booz Allen Hamilton Holding Corp, Cl A	17,909	919
Bottomline Technologies DE Inc *	9,715	535
Box, Cl A *	36,302	682
CACI International Inc, Cl A *	1,915	316
CalAmp *	46,185	817
ChannelAdvisor Corp *	1,850	20
Ciena Corp *	48,642	1,587
Cohu	18,100	355
Comtech Telecommunications Corp	1,023	26
Conduent Inc *	8,080	104
Cornerstone OnDemand Inc *	22,610	1,235
Coupa Software *	4,681	302
CSG Systems International Inc	9,300	326
CTS Corp	685	20
Diodes Inc *	19,100	665
eGain Corp *	6,465	48
Euronet Worldwide Inc *	14,669	1,725
Everbridge Inc *	20,374	1,116
EVERTEC Inc	16,240	444
Evo Payments Inc, Cl A *(A)	10,705	280
Fabrinet *	15,351	809
FireEye Inc *	118,961	2,380
First Solar Inc *	2,150	96
Five9 Inc *	22,942	984
FLIR Systems Inc	3,610	166
Genpact Ltd	2,915	89
Glu Mobile Inc *	32,464	241
Hackett Group Inc/The	16,691	295
HubSpot Inc *	1,485	206
Inphi *(A)	18,918	755

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insight Enterprises Inc *	12,146	$541
InterXion Holding NV *	10,520	655
j2 Global	11,290	833
Jabil Inc	4,225	106
KEMET Corp	17,900	367
Keysight Technologies Inc *	3,235	200
Kimball Electronics Inc *	2,872	51
Kulicke & Soffa Industries	27,500	594
Leidos Holdings Inc	888	56
Limelight Networks *	135,074	444
Littelfuse	1,210	232
LiveRamp Holdings Inc *	23,953	1,133
LogMeIn Inc	199	18
ManTech International Corp/VA, Cl A	1,847	104
MAXIMUS Inc	8,798	626
Mercury Systems *	20,030	1,038
Methode Electronics	13,200	400
MicroStrategy Inc, Cl A *	636	82
MoneyGram International *	23,600	51
MongoDB Inc, Cl A *(A)	2,885	239
Monolithic Power Systems	3,110	411
Monotype Imaging Holdings Inc	7,936	137
Novanta Inc *	14,769	959
NVE Corp	384	37
Park Electrochemical Corp	2,091	37
Paylocity Holding Corp *	3,884	261
PC Connection Inc	2,283	72
Perficient Inc *	37,054	938
Perspecta Inc	1,948	41
Photronics Inc *	4,056	39
Proofpoint *	12,693	1,231
Q2 Holdings *	12,750	692
QuinStreet Inc *	15,057	243
Rapid7 Inc *	5,737	182
Ribbon Communications Inc *	7,217	39
RingCentral Inc, Cl A *	12,114	1,004
Rosetta Stone Inc *	2,049	34
SailPoint Technologies Holding Inc *	6,787	177
Sanmina *	18,100	489
ScanSource Inc *	9,419	358
Semtech Corp *	18,457	984
SolarWinds Corp *	13,554	216
SPS Commerce Inc *	2,665	227
Switch, Cl A (A)	50,506	392
Sykes Enterprises Inc *	19,917	550
Tech Data Corp *	8,922	803
Teradyne Inc	1,363	49
Trade Desk Inc/The, Cl A *(A)	1,958	279
Travelport Worldwide Ltd	8,078	123
TTM Technologies Inc *	28,300	336
Twilio Inc, Cl A *	2,338	221
Tyler Technologies *	1,210	233

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultra Clean Holdings *	18,900	$178
Varonis Systems *	7,200	417
Viavi Solutions Inc *	79,971	811
Vishay Intertechnology Inc (A)	23,300	486
Vishay Precision Group Inc *	11,145	378
Xerox Corp	1,051	28
Zendesk Inc *	8,056	479
Zynga Inc, CI A *	22,392	81

		45,796

Materials — 3.8%
AdvanSix Inc *	6,400	184
Alcoa Corp *	885	28
Bemis Co Inc	1,257	61
Boise Cascade Co	17,500	465
Cabot Corp	9,533	469
Carpenter Technology	14,270	615
Clearwater Paper *	5,600	173
Domtar Corp	9,600	419
Ferroglobe *(C)	55,400	—
FutureFuel Corp	11,168	193
Greif Inc, CI A	17,700	908
Hawkins Inc	284	12
Huntsman Corp	1,147	23
Ingevity Corp *	9,083	890
Innophos Holdings Inc	294	8
Kraton Corp *	185	5
Kronos Worldwide Inc (A)	24,400	302
Louisiana-Pacific Corp	20,913	478
Materion Corp	4,432	234
Minerals Technologies	9,412	530
Owens-Illinois Inc	19,700	362
PolyOne	16,540	556
Rayonier Advanced Materials	34,300	506
Reliance Steel & Aluminum Co	1,489	120
Resolute Forest Products Inc *	43,600	478
Schnitzer Steel Industries Inc, CI A	22,000	616
Schweitzer-Mauduit International Inc	8,200	234
Sensient Technologies Corp	9,965	640
Silgan Holdings Inc	38,383	988
Sonoco Products Co	458	26
Steel Dynamics Inc	2,603	92
Stepan Co	3,447	279
SunCoke Energy Inc *	4,207	41
Tredegar Corp	1,815	30
Trinseo SA	13,474	681
United States Steel Corp	2,435	56
Valhi Inc	3,320	7
Verso Corp *	8,729	220
Warrior Met Coal Inc	9,503	225

		12,154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 7.6%
Acadia Realty Trust ‡	28,760	$825
Agree Realty Corp ‡(A)	11,366	677
Alexander’s ‡	194	60
American Assets Trust Inc ‡	24,996	1,040
Americold Realty Trust ‡(A)	29,671	795
Apartment Investment & Management Co, CI A ‡	1,184	56
Apple Hospitality REIT Inc ‡	1,068	17
Armada Hoffler Properties Inc ‡	7,934	121
Ashford Hospitality Trust ‡	51,500	255
Braemar Hotels & Resorts ‡	4,219	40
Brandywine Realty Trust ‡	567	8
Brixmor Property Group Inc ‡	12,791	211
Camden Property Trust ‡	4,743	451
CareTrust Inc ‡	4,187	84
CatchMark Timber Trust Inc, CI A ‡	1,942	16
CBL & Associates Properties Inc ‡(A)	25,200	66
Cedar Realty Trust Inc	4,097	15
Chatham Lodging Trust ‡	19,300	386
City Office REIT Inc ‡	3,764	41
Columbia Property Trust Inc ‡	36,769	789
CoreCivic Inc ‡	15,020	330
CorEnergy Infrastructure Trust ‡(A)	10,900	395
CoreSite Realty ‡	2,460	240
CubeSmart ‡	273	8
DiamondRock Hospitality Co ‡	31,700	334
Douglas Emmett Inc ‡	2,877	106
Equity Commonwealth ‡	25,930	824
First Industrial Realty Trust Inc ‡	2,511	80
Forest City Realty Trust Inc, CI A ‡	3,867	98
Four Corners Property Trust Inc ‡	11,405	316
Franklin Street Properties Corp ‡	45,400	350
Gaming and Leisure Properties Inc ‡	2,377	82
GEO Group Inc/The ‡	1,551	36
Getty Realty Corp ‡	22,622	692
Government Properties Income Trust ‡(A)	15,600	137
Healthcare Realty Trust ‡	30,690	951
Hersha Hospitality Trust, CI A ‡	18,000	344
Highwoods Properties Inc ‡	17,789	772
Hospitality Properties Trust ‡	23,603	634
Howard Hughes Corp/The *	319	35
Hudson Pacific Properties ‡	249	8
InfraREIT Inc ‡	1,462	33
Innovative Industrial Properties Inc, CI A	3,627	179
Investors Real Estate Trust ‡	2,121	11
iStar Inc ‡	1,678	18
JBG SMITH Properties ‡	529	21
Jernigan Capital Inc ‡	14,200	304
Jones Lang LaSalle Inc	999	143
Kilroy Realty Corp ‡	702	49
Kite Realty Group Trust ‡	26,500	438

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Ladder Capital Corp, CI A ‡	34,600	$611
LaSalle Hotel Properties ‡	1,970	63
Liberty Property Trust ‡	6,143	278
Life Storage Inc ‡	136	13
Macerich Co/The ‡	369	19
Mack-Cali Realty ‡	29,400	637
MedEquities Realty Trust Inc ‡	10,451	71
Medical Properties Trust ‡	56,831	981
Monmouth Real Estate Investment Corp, CI A ‡	2,339	33
New Senior Investment Group ‡	11,400	61
NexPoint Residential Trust Inc ‡	8,980	328
One Liberty Properties Inc ‡	2,247	59
Outfront Media Inc ‡	3,822	79
Park Hotels & Resorts Inc ‡	2,461	76
Pebblebrook Hotel Trust ‡(A)	20,099	702
Piedmont Office Realty Trust Inc, CI A ‡	19,410	360
Preferred Apartment Communities, CI A ‡	24,100	361
PS Business Parks Inc ‡	75	11
Rayonier Inc ‡	8,977	284
Regency Centers Corp ‡	143	9
Retail Properties of America Inc, CI A ‡	8,910	112
Retail Value *	1,960	57
Rexford Industrial Realty ‡	23,785	776
Sabra Health Care ‡	25,500	492
Saul Centers Inc ‡	199	10
Select Income ‡	17,900	345
Senior Housing Properties Trust ‡	3,942	54
SITE Centers Corp ‡	19,600	244
Summit Hotel Properties ‡	27,500	307
Sun Communities Inc ‡	2,377	247
Sunstone Hotel Investors ‡	44,040	672
Terreno Realty Corp ‡	24,575	959
Tier REIT Inc ‡	6,576	155
UMH Properties ‡	560	7
Uniti Group ‡	32,300	644
Urstadt Biddle Properties Inc, CI A ‡	4,396	90
VICI Properties Inc ‡	3,878	84
Weingarten Realty Investors ‡	4,246	123
Xenia Hotels & Resorts Inc ‡	4,897	100

		24,435

Utilities — 3.1%
ALLETE Inc	9,055	737
American States Water Co	4,398	295
Atmos Energy Corp	1,144	109
Avista Corp	997	52
Chesapeake Utilities Corp	484	42
Connecticut Water Service Inc	179	12
Evergy Inc	2,654	158
Hawaiian Electric Industries Inc	7,081	271
IDACORP Inc	7,831	769

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
MGE Energy Inc	1,032	$68
Middlesex Water Co	1,674	87
NorthWestern Corp	18,602	1,190
NRG Energy Inc	337	13
OGE Energy Corp	753	30
ONE Gas Inc	11,194	953
Pinnacle West Capital Corp	1,054	94
PNM Resources Inc	15,951	689
Portland General Electric Co	29,121	1,402
SCANA Corp	2,027	95
SJW Group	2,748	154
South Jersey Industries Inc (A)	20,955	654
Southwest Gas Holdings Inc	9,090	716
UGI Corp	9,982	573
Unitil Corp	4,936	250
Vectren Corp	1,427	103
Vistra Energy Corp *	13,120	308

		9,824

Total Common Stock (Cost $276,030) ($ Thousands)		308,934

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR ‡‡(C)	1,155	–

Allos Therapeutics ‡‡	81,300	–

Total Rights (Cost $—) ($ Thousands)		–

	Face Amount (Thousands)

CONVERTIBLE BOND — 0.0%
EBHI Holdings
5.250%, 04/01/2014 (C)(D)	$2,856	–

Total Convertible Bond (Cost $444) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P.
2.270% **†(E)	32,051,250	32,052

Total Affiliated Partnership (Cost $32,050) ($ Thousands)		32,052

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**†	11,789,583	$11,790

Total Cash Equivalents (Cost $11,790) ($ Thousands)		11,790

Total Investments in Securities — 110.8% (Cost $320,314) ($ Thousands)		$352,776

Percentages are based on Net Assets of $318,349 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $31,187 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $1,104 ($ Thousands), or 0.3% of the Net Assets of the Fund (see Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is in default on interest payment.
(E)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $32,052 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

LLC — Limited Liability Company

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$308,934	$–	$–	$308,934
Rights	–	–	–	–
Convertible Bond	–	–	–	–
Affiliated Partnership	–	32,052	–	32,052
Cash Equivalent	11,790	–	–	11,790

Total Investments in Securities	$320,724	$32,052	$–	$352,776

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/18	Income
SEI Liquidity Fund, L.P.	$41,302	$52,336	$(61,586)	$–	$–	$32,052	$ 63
SEI Daily Income Trust, Government Fund, Cl F	14,209	60,850	(63,269)	–	–	11,790	110

Totals	$55,511	$113,186	$(124,855)	$–	$–	$43,842	$173

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Communication Services — 1.0%
Boingo Wireless Inc *	20,580	$515
Cogent Communications Holdings Inc	11,127	539
Eventbrite Inc, Cl A *(A)	8,879	264
Intelsat SA *	24,324	605
Iridium Communications Inc *(A)	34,052	813
pdvWireless Inc *	11,162	485
Shenandoah Telecommunications Co	14,028	701

		3,922

Consumer Discretionary — 16.2%
1-800-Flowers.com Inc, CI A *	16,346	204
Aaron’s Inc	10,295	482
Abercrombie & Fitch Co, Cl A	1,604	34
Acushnet Holdings Corp	1,412	32
American Eagle Outfitters Inc	5,507	115
American Public Education Inc *	9,429	298
America’s Car-Mart Inc/TX *	1,779	132
Barnes & Noble Education Inc *	2,529	17
Bassett Furniture Industries Inc	1,183	25
Big Lots Inc (A)	110,041	4,793
Biglari Holdings Inc, CI B *	431	62
BJ’s Restaurants Inc	6,854	372
Bloomin’ Brands Inc	68,395	1,337
Bright Horizons Family Solutions Inc *	5,658	688
Brinker International Inc (A)	1,673	85
Brunswick Corp/DE	1,595	85
Cable One Inc	665	598
Caleres Inc	445	13
Cambium Learning Group Inc *	8,656	125
Carriage Services Inc, Cl A	628	11
Carrols Restaurant Group Inc *	5,722	63
Carter’s Inc	27,785	2,570
Carvana Co, Cl A *(A)	6,796	294
Cato Corp/The, Cl A	8,331	126
Cheesecake Factory Inc/The (A)	81,755	3,858
Chegg Inc *	16,464	460
Chico’s FAS Inc	14,804	80
Chuy’s Holdings Inc *	22,911	490
Cinemark Holdings Inc	21,607	829
Citi Trends Inc	11,861	243
Columbia Sportswear Co	3,081	281
Cooper Tire & Rubber Co (A)	58,325	1,995
Cooper-Standard Holdings Inc *	6,952	508
Crocs Inc *	21,462	597
Deckers Outdoor Corp *	5,513	735
Del Frisco’s Restaurant Group Inc *	51,489	354
Del Taco Restaurants Inc *	6,810	73
Denny’s Corp *	36,638	606
Dick’s Sporting Goods Inc (A)	15,198	547
Dillard’s Inc, Cl A	306	21
Dine Brands Global Inc (A)	7,452	665

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dorman Products Inc *	7,201	$633
DSW Inc, CI A	8,559	237
El Pollo Loco Holdings Inc *	42,217	645
Entravision Communications Corp, Cl A	22,785	74
Etsy Inc *	13,238	715
Extended Stay America Inc	2,172	40
Five Below Inc *	4,570	479
Foot Locker Inc	4,521	255
Fossil Group Inc *	2,187	42
Fox Factory Holding Corp *	6,660	424
Genesco Inc *	722	30
Gentherm Inc *	17,798	826
Graham Holdings Co, Cl B	366	241
Grand Canyon Education Inc *	18,412	2,253
Gray Television Inc *	33,131	613
Guess? Inc	710	17
H&R Block Inc	980	26
Haverty Furniture Cos Inc	6,128	126
Helen of Troy Ltd *	6,012	860
Hibbett Sports Inc *	10,989	170
Horizon Global Corp *(A)	52,369	105
Hudson Ltd, Cl A *	31,965	663
Hyatt Hotels Corp, Cl A	272	19
John Wiley & Sons Inc, Cl A	1,005	56
Johnson Outdoors Inc, Cl A	1,396	100
K12 Inc *	40,152	958
Kimball International Inc, Cl B	4,073	62
Kohl’s Corp	4,682	314
Lands’ End Inc *(A)	2,520	53
M/I Homes Inc *	3,396	80
Malibu Boats Inc, Cl A *	21,140	1,024
Marcus Corp/The	16,711	710
Michael Kors Holdings Ltd *	4,956	217
Michaels Cos Inc/The *(A)	31,582	536
Modine Manufacturing Co *	143,165	1,868
Monarch Casino & Resort Inc *	1,526	61
Monro Inc (A)	13,760	1,119
Movado Group Inc	1,018	38
MSG Networks Inc *	1,525	41
Murphy USA Inc *	14,646	1,187
National CineMedia Inc	98,651	682
New York Times Co/The, Cl A	22,842	613
Nexstar Media Group Inc, Cl A	15,378	1,271
Ollie’s Bargain Outlet Holdings Inc *	5,553	493
Oxford Industries Inc	4,651	374
Planet Fitness Inc, CI A *	11,945	660
Playa Hotels & Resorts NV *	95,486	724
PlayAGS Inc *	33,655	756
Ralph Lauren Corp, Cl A	807	90
RCI Hospitality Holdings Inc	4,815	120
Red Robin Gourmet Burgers Inc *	1,905	66
Rocky Brands Inc	6,099	158

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RTW RetailWinds Inc *	4,888	$16
Sally Beauty Holdings Inc *(A)	99,456	2,099
SeaWorld Entertainment Inc *	18,280	521
ServiceMaster Global Holdings Inc *	14,354	635
Shoe Carnival Inc	2,089	79
Shutterstock Inc (A)	26,430	1,010
Skechers U.S.A. Inc, Cl A *	208,736	5,636
Steven Madden Ltd	13,197	425
Stoneridge Inc *	2,801	75
Strategic Education Inc	4,935	674
Tailored Brands Inc (A)	14,776	338
Taylor Morrison Home Corp, CI A *	1,184	20
Tilly’s Inc, CI A	16,514	190
Tower International Inc	5,685	160
Town Sports International Holdings Inc *	1,073	8
Tribune Media Co, Cl A	18,441	742
Vera Bradley Inc *	16,940	187
Vista Outdoor Inc *	35,577	406
Wingstop Inc (A)	10,265	674
Wolverine World Wide Inc	28,437	984
YETI Holdings Inc *	29,598	498
Zumiez Inc *	2,643	52

		64,256

Consumer Staples — 4.9%
Andersons Inc/The	22,545	745
B&G Foods Inc, CI A (A)	19,793	600
BJ’s Wholesale Club Holdings Inc *	19,897	465
Cal-Maine Foods Inc	3,036	142
Casey’s General Stores Inc (A)	3,941	510
Central Garden & Pet Co, CI A *	1,454	45
Chefs’ Warehouse Inc/The *	19,158	730
Conagra Brands Inc	1,047	34
Darling Ingredients Inc *	63,217	1,383
Flowers Foods Inc	3,106	61
Freshpet Inc *(A)	17,682	584
Hain Celestial Group Inc/The *	166,169	3,440
Herbalife Nutrition Ltd *	1,621	93
Hostess Brands Inc, Cl A *(A)	50,677	590
Ingles Markets Inc, Cl A	725	21
Ingredion Inc	1,612	168
Inter Parfums Inc	303	19
Lamb Weston Holdings Inc	5,617	431
Lancaster Colony Corp	3,306	596
MGP Ingredients Inc	170	12
Natural Grocers by Vitamin Cottage Inc *(A)	24,229	459
Natural Health Trends Corp	814	17
Nu Skin Enterprises Inc, Cl A	589	39
Performance Food Group Co *	24,980	861
Pilgrim’s Pride Corp *	150,455	2,985
Sanderson Farms Inc (A)	4,759	539
Seaboard Corp	8	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simply Good Foods Co/The *	38,474	$782
SpartanNash Co	4,351	82
Spectrum Brands Holdings Inc (A)	10,108	499
TreeHouse Foods Inc *(A)	28,998	1,525
US Foods Holding Corp *	7,304	242
USANA Health Sciences Inc *	3,909	478

		19,207

Energy — 3.5%
Abraxas Petroleum Corp *	38,429	63
Antero Resources Corp *	3,403	45
Apergy Corp *	1,389	48
Arch Coal Inc (A)	4,069	331
Berry Petroleum Corp	680	8
Bonanza Creek Energy Inc *	12,110	321
California Resources Corp *	772	19
Callon Petroleum Co *	93,162	797
Carrizo Oil & Gas Inc *	41,348	708
Chesapeake Energy Corp *(A)	15,465	45
CNX Resources Corp *	10,742	149
CVR Energy Inc	2,735	103
Delek US Holdings Inc	4,532	180
Denbury Resources Inc *	3,711	8
Diamondback Energy Inc	1,031	114
Evolution Petroleum Corp	40,810	355
Exterran Corp *	4,064	91
Gulfport Energy Corp *	271,646	2,314
Helmerich & Payne Inc	3,852	233
HollyFrontier Corp	5,788	362
Keane Group Inc *	11,581	129
KLX Energy Services Holdings Inc *	447	9
Kosmos Energy Ltd *	8,682	47
Laredo Petroleum Inc *	5,736	25
Matrix Service Co *	12,309	252
Midstates Petroleum Co Inc *	10,335	86
Murphy Oil Corp	5,096	163
NCS Multistage Holdings Inc *(A)	37,162	271
Newfield Exploration Co *	6,776	115
Newpark Resources Inc *	4,558	35
Northern Oil and Gas Inc *	21,741	55
Ocean Rig UDW Inc, Cl A *	975	27
Overseas Shipholding Group Inc, CI A *	28,540	61
Par Pacific Holdings Inc *	3,325	56
Patterson-UTI Energy Inc	3,422	48
PBF Energy Inc, Cl A	31,786	1,230
PDC Energy Inc *	2,809	95
Peabody Energy Corp	7,588	236
Pioneer Energy Services Corp *	13,998	35
Range Resources Corp (A)	153,815	2,238
Renewable Energy Group Inc *(A)	8,304	224
REX American Resources Corp *	1,235	86
RigNet Inc *	30,106	547

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SandRidge Energy Inc *	556	$5
Select Energy Services Inc, Cl A *(A)	31,180	302
Southwestern Energy Co *	12,634	61
SRC Energy Inc *	47,711	275
TETRA Technologies Inc *	12,640	29
Tidewater Inc *	1,091	26
Unit Corp *	874	18
W&T Offshore Inc *	26,021	151
Whiting Petroleum Corp *	2,574	78
WildHorse Resource Development Corp *	5,728	106
World Fuel Services Corp	18,554	479
WPX Energy Inc *	3,096	43

		13,937

Financials — 16.5%
1st Source Corp	2,838	137
AGNC Investment Corp ‡	5,681	101
Alleghany Corp	139	88
Ambac Financial Group Inc *	3,574	62
American Equity Investment Life Holding Co	124,245	4,240
American Financial Group Inc/OH	2,159	221
AMERISAFE Inc	779	50
Argo Group International Holdings Ltd	2,328	161
Assured Guaranty Ltd	5,162	211
Axis Capital Holdings Ltd	4,082	226
Banc of California Inc	30,081	517
BancFirst Corp	868	48
Bancorp Inc/The *	71,871	715
Bank of Marin Bancorp	3,278	140
Bank of NT Butterfield & Son Ltd/The	31,097	1,234
BankUnited Inc	146,813	5,071
Blackstone Mortgage Trust Inc, Cl A ‡(A)	44,262	1,554
Blucora Inc *	469	15
Brighthouse Financial Inc *	2,180	88
Brown & Brown Inc	4,166	121
Bryn Mawr Bank Corp	1,396	55
Camden National Corp	1,561	65
Carolina Financial Corp	4,051	139
Central Pacific Financial Corp	5,338	150
Chemical Financial Corp	18,049	852
Chimera Investment Corp ‡	3,537	68
City Holding Co	1,466	112
CNO Financial Group Inc	206,660	3,782
Community Trust Bancorp Inc	3,706	171
Cowen Inc, Cl A *(A)	82,350	1,310
Credit Acceptance Corp *	825	338
Dime Community Bancshares Inc	8,844	161
Eagle Bancorp Inc *	13,816	796
eHealth Inc *	20,236	779
Employers Holdings Inc	4,675	210
Enstar Group Ltd *	354	62
Enterprise Financial Services Corp	4,214	188

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Bancshares Inc, Cl A *	785	$30
Erie Indemnity Co, Cl A	258	35
Everest Re Group Ltd	1,089	242
Federal Agricultural Mortgage Corp, Cl C	502	33
Federated Investors Inc, Cl B	9,941	263
FedNat Holding Co	4,327	95
Fidelity Southern Corp	478	11
Financial Institutions Inc	4,587	138
First American Financial Corp	6,422	310
First Bancorp/Southern Pines NC	1,119	45
First Bancshares Inc/The	753	27
First Busey Corp	564	16
First Citizens BancShares Inc/NC, Cl A	575	247
First Commonwealth Financial Corp	226,453	3,157
First Defiance Financial Corp	13,493	380
First Financial Corp/IN	293	14
First Horizon National Corp	59,964	989
First of Long Island Corp/The	1,506	33
Flushing Financial Corp	2,333	55
FNB Corp/PA	443,534	5,438
Genworth Financial Inc, CI A *	8,324	39
Great Southern Bancorp Inc	3,331	181
Great Western Bancorp Inc	88,621	3,307
Green Dot Corp, CI A *	7,075	590
GS Acquisition Holdings Corp *	59,224	613
Guaranty Bancorp	1,814	46
Hanmi Financial Corp	5,164	116
Hanover Insurance Group Inc/The	4,621	530
Hercules Capital	77,490	942
Heritage Commerce Corp	8,834	126
HomeStreet Inc *	5,091	136
Horizon Bancorp Inc/IN	3,099	54
IBERIABANK Corp	19,409	1,451
Independent Bank Corp/Ml	13,216	304
INTL. FCStone Inc *	1,592	62
Investment Technology Group Inc	1,220	37
Investors Bancorp Inc	3,687	45
James River Group Holdings Ltd	974	37
Lakeland Bancorp Inc	388	6
Lakeland Financial Corp	1,367	63
MB Financial Inc	25,370	1,164
Mercantile Bank Corp	3,109	99
Meridian Bancorp Inc	1,571	26
MFA Financial Inc ‡	6,840	50
MGIC Investment Corp *	14,874	174
National General Holdings Corp	197,353	5,240
National Western Life Group Inc, Cl A	408	125
New Residential Investment Corp ‡	4,547	78
OFG Bancorp (A)	64,589	1,174
Old Republic International Corp	1,735	39
One Madison Corp *	95,598	976
Oppenheimer Holdings Inc, Cl A	8,898	254

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oritani Financial Corp	3,547	$55
Peapack Gladstone Financial Corp	3,302	94
PennantPark Investment Corp	90,680	665
PennyMac Financial Services Inc	2,236	46
PJT Partners Inc	405	19
Popular Inc	12,303	694
QCR Holdings Inc	4,028	148
Radian Group Inc	2,242	41
Regional Management Corp *	5,323	145
Reinsurance Group of America Inc, Cl A	1,208	180
RenaissanceRe Holdings Ltd	1,555	206
S&T Bancorp Inc	655	28
Safety Insurance Group Inc	2,315	203
Sandy Spring Bancorp Inc	3,485	126
Santander Consumer USA Holdings Inc	1,314	26
Starwood Property Trust Inc ‡	3,084	69
State Bank Financial Corp	1,133	27
Sterling Bancorp/DE	80,166	1,547
Stewart Information Services Corp	838	35
Stock Yards Bancorp Inc	1,031	32
TCF Financial Corp	3,231	73
Tompkins Financial Corp	271	22
Torchmark Corp	3,283	284
TPG Pace Holdings Corp *	76,099	788
TriCo Bancshares	2,623	101
Triumph Bancorp Inc *	1,565	60
Trupanion Inc *(A)	13,588	407
TrustCo Bank Corp NY	7,044	56
Two Harbors Investment Corp ‡	3,442	50
Umpqua Holdings Corp	182,480	3,511
United Financial Bancorp Inc	1,156	19
United Fire Group Inc	1,223	66
Univest Corp of Pennsylvania	35,278	900
Voya Financial Inc	3,210	144
Washington Trust Bancorp Inc	248	13
Waterstone Financial Inc	3,703	62
White Mountains Insurance Group Ltd	31	29
Wintrust Financial Corp	832	64
WisdomTree Investments Inc	91,950	652
World Acceptance Corp *	75	8

		65,575

Health Care — 13.9%
Accelerate Diagnostics Inc *(A)	21,963	324
Acceleron Pharma Inc *(A)	11,055	585
Acorda Therapeutics Inc *	3,206	66
Albireo Pharma Inc *	17,900	473
Aldeyra Therapeutics Inc *	40,189	360
Amedisys Inc *(A)	3,688	502
Amphastar Pharmaceuticals Inc *	617	13
AngioDynamics Inc *	1,468	32
Argenx SE ADR *(A)	5,896	571

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atara Biotherapeutics Inc *(A)	14,199	$567
AtriCure Inc *	18,895	633
AxoGen Inc *	23,610	790
BioCryst Pharmaceuticals Inc *	59,481	546
Bio-Rad Laboratories Inc, CI A *	741	203
Bio-Techne Corp	3,021	488
BioTelemetry Inc *	18,128	1,286
Bruker Corp	5,546	184
CareDx Inc *	55,010	1,610
Catalent Inc *	314	12
Cerus Corp *	3,568	19
Charles River Laboratories International Inc *	5,982	807
Chimerix Inc *	118,293	389
Civitas Solutions Inc *	2,921	41
Codexis Inc *	11,541	253
Concert Pharmaceuticals Inc *	4,043	58
CONMED Corp	3,285	223
Cross Country Healthcare Inc *	5,376	49
CryoLife Inc *	32,333	980
DBV Technologies SA ADR *(A)	30,297	457
Deciphera Pharmaceuticals Inc *(A)	14,151	369
Emergent BioSolutions Inc *	11,470	835
Encompass Health Corp	8,693	654
Endo International PLC *	4,077	49
Endologix Inc *	123,828	105
Ensign Group Inc/The	13,330	605
Evolent Health Inc, Cl A *(A)	24,181	621
Genomic Health Inc *	9,817	776
Guardant Health Inc *	2,297	82
Haemonetics Corp *	7,319	785
HealthEquity Inc *	13,399	1,188
Heron Therapeutics Inc *	18,013	518
Hill-Rom Holdings Inc	761	74
HMS Holdings Corp *	20,205	722
Horizon Pharma PIc *	31,369	627
ImmunoGen Inc *	74,470	410
Immunomedics Inc *(A)	28,232	567
Inspire Medical Systems Inc *(A)	14,781	679
Insulet Corp *	5,015	421
Integer Holdings Corp *	10,330	915
iRhythm Technologies Inc *	6,377	472
Jazz Pharmaceuticals PLC *	2,575	389
Kiniksa Pharmaceuticals Ltd, CI A *	16,938	342
Kodiak Sciences Inc *	55,440	513
Lantheus Holdings Inc *	11,370	213
LHC Group Inc *	7,335	769
Ligand Pharmaceuticals Inc *(A)	2,479	391
Liquidia Technologies Inc *	22,895	512
LivaNova PLC *	1,323	134
Luminex Corp	5,315	156
Magellan Health Inc *	16,081	877

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masimo Corp *	5,840	$645
Medidata Solutions Inc *(A)	10,952	846
MEDNAX Inc *	10,035	403
Medpace Holdings Inc *	10,112	626
Meridian Bioscience Inc	6,961	132
Merit Medical Systems Inc *	19,375	1,222
Mersana Therapeutics Inc *(A)	47,355	251
Molina Healthcare Inc *	658	92
Myriad Genetics Inc *	2,382	77
National Healthcare Corp	1,836	153
NeoGenomics Inc *	38,006	623
Neon Therapeutics Inc *(A)	20,169	125
Nevro Corp *	16,856	700
NextGen Healthcare Inc *	2,628	46
Omnicell Inc *	10,330	798
Orchard Therapeutics pIc ADR (A)	24,849	374
Orthofix Medical Inc *	5,670	342
Pacific Biosciences of California Inc *	116,609	912
Patterson Cos Inc (A)	24,145	613
PetIQ Inc, CI A *(A)	16,359	510
Phibro Animal Health Corp, Cl A	8,084	274
PRA Health Sciences Inc *	4,964	580
Premier Inc, Cl A *	13,769	546
Prestige Consumer Healthcare Inc *(A)	56,837	2,206
Proteostasis Therapeutics Inc *	80,049	406
QIAGEN NV *	5,334	189
Quidel Corp *	9,912	603
Reata Pharmaceuticals Inc, Cl A *(A)	6,715	424
REGENXBIO Inc *	6,020	361
Repligen Corp *(A)	13,941	902
Revance Therapeutics Inc *	23,949	490
Rhythm Pharmaceuticals Inc *(A)	19,767	584
Sarepta Therapeutics Inc *(A)	3,053	395
STAAR Surgical Co *	10,696	407
STERIS PLC	646	77
Syneos Health Inc, CI A*	25,374	1,312
Tabula Rasa HealthCare Inc *	6,647	502
Tactile Systems Technology Inc *(A)	10,688	601
Tandem Diabetes Care Inc *	11,146	410
Teladoc Health Inc *(A)	7,290	455
Triple-S Management Corp, CI B*	11,711	223
United Therapeutics Corp *	3,029	358
Utah Medical Products Inc	1,398	133
Veracyte Inc *	38,719	474
Vericel Corp *	36,335	639
Viking Therapeutics Inc *(A)	96,547	1,090
Vocera Communications Inc *	15,645	622
WaVe Life Sciences Ltd *	13,869	664
WellCare Health Plans Inc *	1,426	363
West Pharmaceutical Services Inc	407	45
Xencor Inc *	12,844	540

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xeris Pharmaceuticals Inc *(A)	20,557	$428

		55,084

Industrials — 17.2%
AAR Corp	2,643	115
ABM Industries Inc	45,677	1,447
ACCO Brands Corp	111,355	904
Actuant Corp, Cl A	22,648	580
AECOM *	67,115	2,158
Aegion Corp, CI A *	19,595	374
Aerovironment Inc *	5,073	389
Aircastle Ltd	561	10
Albany International Corp, Cl A	8,428	610
Allison Transmission Holdings Inc, Cl A	9,659	455
Altra Industrial Motion Corp	20,862	658
Apogee Enterprises Inc	77,035	2,808
ASGN Inc *	6,585	456
Atlas Air Worldwide Holdings Inc *	69,010	3,675
BMC Stock Holdings Inc *	5,438	93
Briggs & Stratton Corp	763	11
Carlisle Cos Inc	64	7
Casella Waste Systems Inc, CI A *	17,867	583
CBIZ Inc *	4,573	96
Cimpress NV *(A)	5,697	687
CIRCOR International Inc	10,167	337
Clean Harbors Inc *	52,336	3,377
Construction Partners Inc, CI A *	58,927	577
Covenant Transportation Group Inc, CI A *	6,444	147
CRA International Inc	4,144	202
Crane Co	1,091	94
Curtiss-Wright Corp	1,592	176
Donaldson Co Inc	11,864	665
Ducommun Inc *	1,519	60
Dun & Bradstreet Corp/The	1,049	151
EMCOR Group Inc	11,776	858
Encore Wire Corp	498	25
Ennis Inc	10,466	204
EnPro Industries Inc	12,293	865
Esterline Technologies Corp *	71	8
Federal Signal Corp	1,088	26
Forrester Research Inc	19,203	898
Forward Air Corp	21,180	1,383
FTI Consulting Inc *(A)	8,398	590
Genco Shipping & Trading Ltd *	2,115	18
Generac Holdings Inc *	16,392	933
Global Brass & Copper Holdings Inc	8,808	285
Gorman-Rupp Co/The	3,385	113
Graham Corp	25,568	637
HD Supply Holdings Inc *	3,091	123
Heartland Express Inc (A)	83,966	1,742
Heritage-Crystal Clean Inc *	74,700	2,092
Hexcel Corp	13,547	835

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hudson Technologies Inc *(A)	109,377	$119
Huntington Ingalls Industries Inc	1,163	251
Huron Consulting Group Inc *	19,390	1,079
ICF International Inc	6,199	434
InnerWorkings Inc *	215,315	909
Insteel Industries Inc	35,602	980
Interface Inc, Cl A	1,833	30
ITT Inc	19,797	1,098
JetBlue Airways Corp *	7,777	152
John Bean Technologies Corp	15,101	1,246
Kelly Services Inc, CI A	20,942	480
Kennametal Inc	45,803	1,915
Kirby Corp *	21,490	1,641
Korn/Ferry International	20,555	1,007
Kratos Defense & Security Solutions Inc *(A)	47,834	636
LB Foster Co, CI A *	17,243	334
Lydall Inc *	49,149	1,088
ManpowerGroup Inc	3,210	261
Masonite International Corp *	8,108	435
Matson Inc	30,504	1,200
Matthews International Corp, Cl A	13,794	581
Milacron Holdings Corp *	61,571	877
Moog Inc, CI A	571	50
MSC Industrial Direct Co Inc, Cl A	12,327	1,092
Multi-Color Corp (A)	30,594	1,358
National Presto Industries Inc	1,152	148
Nexeo Solutions Inc *	3,042	30
nVent Electric PLC	6,521	163
Oshkosh Corp	2,286	163
Primoris Services Corp	3,792	92
Proto Labs Inc *(A)	3,290	423
Quanta Services Inc *	1,167	41
Regal Beloit Corp	10,964	857
Resources Connection Inc	3,629	61
REV Group Inc (A)	78,815	962
Ritchie Bros Auctioneers Inc (A)	24,072	837
Rush Enterprises Inc, Cl A	1,932	74
Ryder System Inc	761	43
SP Plus Corp *	49,503	1,500
Spirit Airlines Inc *	9,357	600
SPX FLOW Inc *	8,721	327
Standex International Corp	12,379	987
Sterling Construction Co Inc *	850	11
Systemax Inc	8,726	243
Team Inc *(A)	61,642	1,030
Teledyne Technologies Inc *	804	181
Tennant Co	17,899	1,071
Tetra Tech Inc	16,039	978
TriMas Corp *	31,821	924
TriNet Group Inc *	28,213	1,295
TrueBlue Inc *	58,402	1,475
UniFirst Corp/MA	1,574	243

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USA Truck Inc *	4,228	$87
USG Corp	1,599	69
Vectrus Inc *	8,290	201
Viad Corp	1,922	97
WESCO International Inc *	2,339	125

		68,128

Information Technology — 13.7%
2U Inc *(A)	21,999	1,285
3D Systems Corp *(A)	38,614	478
ACI Worldwide Inc *	21,585	623
Actua Corp (B)	39,640	25
Alarm.com Holdings Inc *(A)	12,276	624
Alpha & Omega Semiconductor Ltd *	7,508	83
Alteryx Inc, Cl A *(A)	7,952	479
American Software Inc/GA, Cl A	31,128	324
Arrow Electronics Inc *	420	32
Aspen Technology Inc *	2,679	231
Asure Software Inc *(A)	60,188	342
Avnet Inc	536	23
AVX Corp	1,530	25
Belden Inc (A)	12,547	700
Benefitfocus Inc *(A)	22,186	1,112
Booz Allen Hamilton Holding Corp, Cl A	11,445	587
Bottomline Technologies DE Inc *	8,185	451
Cabot Microelectronics Corp	1,877	202
CACI International Inc, CI A *	8,438	1,391
Carbonite Inc *	52,346	1,483
ChannelAdvisor Corp *	36,751	395
Ciena Corp *	21,693	708
Comtech Telecommunications Corp	2,182	56
Conduent Inc *	52,760	676
ConvergeOne Holdings Inc	168,438	2,109
Cornerstone OnDemand Inc *	21,625	1,181
CTS Corp	14,878	432
CyberArk Software Ltd *	13,318	987
Cypress Semiconductor Corp	53,800	748
Descartes Systems Group Inc/The *	14,745	434
Domo Inc, Cl B *(A)	38,730	618
eGain Corp *	7,411	55
Electro Scientific Industries Inc *	1,141	34
Envestnet Inc *	9,708	530
Euronet Worldwide Inc *	16,520	1,943
Everbridge Inc *	19,352	1,060
EVERTEC Inc	30,343	829
Fabrinet *	11,760	620
FireEye Inc *	31,140	623
First Solar Inc *	2,691	120
Five9 Inc *	9,882	424
FLIR Systems Inc	4,530	208
Genpact Ltd	3,773	115
Glu Mobile Inc *	74,264	550

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hackett Group Inc/The	4,252	$75
HubSpot Inc *	3,392	472
Insight Enterprises Inc *	3,817	170
Jabil Inc	5,078	127
Keysight Technologies Inc *	4,025	249
Kimball Electronics Inc *	859	15
Leidos Holdings Inc	870	55
LivePerson Inc *	22,680	428
LiveRamp Holdings Inc *	13,619	644
LogMeIn Inc	27,650	2,550
MACOM Technology Solutions Holdings Inc *(A)	106,219	1,887
ManTech International Corp/VA, Cl A	16,942	954
MicroStrategy Inc, CI A *	1,654	214
Model N Inc *	23,014	316
MongoDB Inc, Cl A *(A)	6,602	547
Monotype Imaging Holdings Inc	8,733	151
NCR Corp *	76,325	2,115
Novanta Inc *	8,044	522
NVE Corp	551	53
Park Electrochemical Corp	3,078	55
Paylocity Holding Corp *	8,887	596
PC Connection Inc	2,881	90
Perficient Inc *	8,689	220
Perspecta Inc	2,464	52
Photronics Inc *	8,650	84
Presidio Inc	76,500	1,077
QAD Inc, CI A	11,372	483
QuinStreet Inc *	34,418	555
Rapid7 Inc *	13,096	416
Ribbon Communications Inc *	8,937	48
RingCentral Inc, CI A *	5,180	429
Rosetta Stone Inc *	2,634	44
SailPoint Technologies Holding Inc *	15,501	403
ScanSource Inc *	1,513	58
Semtech Corp *	22,134	1,181
SPS Commerce Inc *	6,094	519
Super Micro Computer Inc *(A)	332,390	4,953
SVMK Inc *	17,214	246
Sykes Enterprises Inc *	7,416	205
Tech Data Corp *	478	43
TechTarget Inc *	29,886	430
Teradyne Inc	1,778	63
Trade Desk Inc/The, Cl A *(A)	4,477	638
Travelport Worldwide Ltd	10,386	159
TrueCar Inc *	37,867	394
Twilio Inc, Cl A *(A)	5,344	505
Viavi Solutions Inc *	90,372	916
Vishay Precision Group Inc *	2,804	95
Xerox Corp	854	23
XO Group Inc *	38,051	1,313
Zendesk Inc *	7,329	436

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga Inc, CI A *	24,078	$87

		54,315

Materials — 4.8%
AdvanSix Inc *	9,087	261
Alcoa Corp *	1,199	38
Allegheny Technologies Inc *(A)	34,805	914
B2Gold Corp *(A)	183,475	449
Bemis Co Inc	1,577	77
Cabot Corp	398	20
Century Aluminum Co *	49,175	442
Commercial Metals Co	111,805	2,154
Ferroglobe *(B)	2,398	—
FutureFuel Corp	8,504	147
Hawkins Inc	805	34
HB Fuller Co	13,088	631
Huntsman Corp	1,546	31
Ingevity Corp *	11,662	1,143
Innophos Holdings Inc	740	21
Kraton Corp *	291	8
Livent Corp *(A)	27,083	499
Louisiana-Pacific Corp	2,259	52
Materion Corp	5,225	276
Olin Corp	35,624	767
Owens-Illinois Inc	228,621	4,204
Reliance Steel & Aluminum Co	1,899	153
Sensient Technologies Corp	9,576	615
Silgan Holdings Inc	20,222	521
Sonoco Products Co	10,999	633
Steel Dynamics Inc	3,549	125
Stepan Co	404	33
SunCoke Energy Inc *	5,347	52
Tredegar Corp	2,399	40
Trinseo SA	2,503	126
United States Steel Corp	82,712	1,907
Valhi Inc	564	1
Valvoline Inc	53,137	1,121
Venator Materials PLC *	27,215	145
Verso Corp *	10,213	258
Warrior Met Coal Inc	12,567	298
WR Grace & Co	13,644	871

		19,067

Real Estate — 2.9%
Agree Realty Corp ‡	1,643	98
American Assets Trust Inc ‡	2,277	95
Americold Realty Trust ‡(A)	38,524	1,032
Apartment Investment & Management Co, CI A ‡	1,733	82
Apple Hospitality REIT Inc ‡	1,335	21
Armada Hoffler Properties Inc ‡	11,448	174
Brandywine Realty Trust ‡	2,150	31

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brixmor Property Group Inc ‡	16,214	$268
Camden Property Trust ‡	3,529	336
CareTrust Inc ‡	3,811	76
CatchMark Timber Trust Inc, Cl A ‡	2,364	20
Cedar Realty Trust Inc	6,545	24
City Office REIT Inc ‡	3,037	33
Columbia Property Trust Inc ‡	43,790	940
CoreCivic Inc ‡	1,917	42
Corporate Office Properties Trust ‡	31,443	769
CubeSmart ‡	1,169	36
Douglas Emmett Inc ‡	4,141	153
Equity Commonwealth ‡	9,328	296
First Industrial Realty Trust Inc ‡	3,134	101
Forest City Realty Trust Inc, Cl A ‡	3,704	94
Four Corners Property Trust Inc ‡	13,737	381
Gaming and Leisure Properties Inc ‡	1,862	64
GEO Group Inc/The ‡	1,671	39
Getty Realty Corp ‡	8,688	266
Highwoods Properties Inc ‡	1,255	54
Hospitality Properties Trust ‡	2,900	78
Howard Hughes Corp/The *	742	82
InfraREIT Inc ‡	2,858	66
Innovative Industrial Properties Inc, Cl A	3,558	176
Investors Real Estate Trust ‡	2,725	15
iStar Inc ‡	7,985	85
JBG SMITH Properties ‡	1,836	74
Jernigan Capital Inc ‡	27,600	590
Jones Lang LaSalle Inc	1,323	190
Kilroy Realty Corp ‡	1,459	102
LaSalle Hotel Properties ‡	2,623	84
Lexington Realty Trust ‡	52,423	460
Liberty Property Trust ‡	6,978	316
Life Storage Inc ‡	287	28
Macerich Co/The ‡	415	21
MedEquities Realty Trust Inc ‡	12,966	89
Monmouth Real Estate Investment Corp, CI A ‡	6,474	90
National Storage Affiliates Trust ‡	17,684	495
NexPoint Residential Trust Inc ‡	19,105	697
One Liberty Properties Inc ‡	3,078	81
Outfront Media Inc ‡	6,396	133
Paramount Group Inc ‡	796	11
Park Hotels & Resorts Inc ‡	2,015	62
Piedmont Office Realty Trust Inc, Cl A ‡	5,783	107
PS Business Parks Inc ‡	107	15
Rayonier Inc ‡	12,093	383
Retail Properties of America Inc, Cl A ‡	12,469	157
Saul Centers Inc ‡	217	11
Senior Housing Properties Trust ‡	6,862	94
Sun Communities Inc ‡	3,175	331
Tier REIT Inc ‡	6,420	151
Urstadt Biddle Properties Inc, Cl A ‡	5,318	109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VICI Properties Inc ‡	4,104	$89
Weingarten Realty Investors ‡	6,790	196
Xenia Hotels & Resorts Inc ‡	5,728	116

		11,309

Utilities — 1.9%
ALLETE Inc	1,568	128
American States Water Co	6,398	429
Atmos Energy Corp	2,673	256
Avista Corp	1,180	61
Black Hills Corp	9,365	620
Chesapeake Utilities Corp	405	35
Connecticut Water Service Inc	899	63
Evergy Inc	1,607	95
Hawaiian Electric Industries Inc	23,512	901
IDACORP Inc	8,781	863
MGE Energy Inc	2,125	140
Middlesex Water Co	2,411	125
New Jersey Resources Corp	702	34
NorthWestern Corp	1,421	91
NRG Energy Inc	409	16
OGE Energy Corp	3,642	144
ONE Gas Inc	3,996	340
Pinnacle West Capital Corp	1,803	161
Portland General Electric Co	33,679	1,622
SCANA Corp	2,500	117
SJW Group	3,095	173
Spire Inc	169	13
UGI Corp	10,243	588
Unitil Corp	4,274	217
Vectren Corp	1,583	114
Vistra Energy Corp *	14,362	337

		7,683

Total Common Stock (Cost $362,581) ($ Thousands)		382,483

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value ETF (A)	7,524	926

Total Exchange Traded Fund (Cost $938) ($ Thousands)		926

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT — 0.0%
Magnolia Oil & Gas Corp, Expires 06/24/2022 Strike Price *	26,898	$91

Total Warrant (Cost $64) ($ Thousands)		91

	Number of Rights
RIGHTS — 0.0%
Media General Inc CVR ‡‡(B)	3,306	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 15.5%
SEI Liquidity Fund, L.P. 2.270%**†(C)	61,465,165	$61,470

Total Affiliated Partnership (Cost $61,464) ($ Thousands)		61,470

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, CI F 2.020%**†	12,087,064	12,087
Total Cash Equivalents (Cost $12,087) ($ Thousands)		12,087

Total Investments in Securities — 115.3% (Cost $437,134) ($ Thousands)		$457,057

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Russell 2000 Index E-MINI	5	Dec-2018	$381	$383	$2

Percentages	are based on Net Assets of $396,379 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 12).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $59,455
($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $61,470 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$ 382,458	$ –	$ 25	$ 382,483
Exchange Traded Fund	926	–	–	926
Warrants	–	91	–	91
Rights	–	–	–	–
Affiliated Partnership	61,470	–	–	61,470
Cash Equivalent	12,087	–	–	12,087

Total Investments in Securities	$ 456,941	$ 91	$ 25	$ 457,057

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$ 2	$ –	$ –	$ 2

Total Other Financial Instruments	$ 2	$ –	$ –	$ 2

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small Cap II Fund (Continued)

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2018	Income
SEI Liquidity Fund, L.P.	$ 83,111	$ 84,805	$(106,448)	$—	$ 2	$61,470	$201
SEI Daily Income Trust, Government Fund, Cl F	28,708	102,145	(118,766)	—	—	12,087	131

Totals	$111,819	$186,950	$(225,214)	$—	$ 2	$73,557	$332

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 1.3%
AMC Networks Inc, Cl A *(A)	33,600	$2,011
Boingo Wireless Inc *	25,605	641
Gannett Co Inc (A)	62,400	647
IAC/InterActiveCorp *	47,616	8,474
TEGNA Inc	138,081	1,835
Telephone & Data Systems Inc	73,315	2,620
Vonage Holdings *	84,364	893

		17,121

Consumer Discretionary — 15.2%
1-800-Flowers.com Inc, Cl A *	64,537	807
Aaron’s Inc	14,140	662
Abercrombie & Fitch Co, Cl A	13,902	291
Acushnet Holdings Corp	6,433	147
American Eagle Outfitters Inc	134,292	2,811
American Public Education Inc *	39,014	1,234
America’s Car-Mart Inc/TX *	6,959	516
Aramark	28,041	1,067
Barnes & Noble Education Inc *	4,765	32
Bassett Furniture Industries Inc	7,061	149
Big Lots Inc (A)	58,528	2,549
Biglari Holdings Inc, Cl B *	1,567	224
Bloomin’ Brands Inc	44,400	868
BorgWarner Inc	42,700	1,690
Bright Horizons Family Solutions Inc *	53,150	6,467
Brinker International Inc (A)	22,526	1,151
Brunswick Corp/DE	21,646	1,148
Burlington Stores Inc *	9,620	1,595
Caesars Entertainment Corp *(A)	107,178	913
Caleres Inc	27,795	840
Cambium Learning Group Inc *	29,700	430
Canada Goose Holdings *(A)	48,810	3,287
Carriage Services Inc, Cl A	1,968	34
Carrols Restaurant Group Inc *	24,813	273
Carter’s Inc	54,337	5,026
Cato Corp/The, Cl A	30,712	464
Chegg Inc *	24,280	679
Chico’s FAS Inc	70,440	380
Children’s Place Inc/The (A)	18,645	2,417
Chuy’s Holdings Inc *	1,610	34
Cinemark Holdings Inc	110,600	4,244
Citi Trends Inc	50,207	1,029
Columbia Sportswear Co	12,388	1,131
Conn’s *	30,864	861
Cooper Tire & Rubber Co (A)	27,500	941
Cooper-Standard Holdings Inc *	13,900	1,016
Dave & Buster’s Entertainment	13,005	739
Deckers Outdoor Corp *	3,125	416
Del Frisco’s Restaurant Group Inc *	45,639	314
Del Taco Restaurants Inc *	20,450	219
Denny’s Corp *	6,683	111

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dick’s Sporting Goods Inc (A)	83,544	$3,006
Dillard’s Inc, Cl A (A)	21,755	1,510
Dine Brands Global Inc	9,025	805
DSW Inc, Cl A	37,031	1,027
Dunkin’ Brands Group Inc (A)	30,567	2,262
El Pollo Loco Holdings Inc *	1,643	25
Eldorado Resorts *(A)	66,525	2,926
Entravision Communications Corp, Cl A	82,597	267
Ethan Allen Interiors	25,500	530
Etsy Inc *	26,575	1,436
Express *	66,800	417
Extended Stay America Inc	123,507	2,248
Farfetch Ltd, Cl A *(A)	23,685	539
Five Below Inc *	12,790	1,340
Foot Locker Inc	84,866	4,786
Fossil Group Inc *	8,829	171
Fox Factory Holding Corp *	49,975	3,184
Francesca’s Holdings Corp *	7,294	15
frontdoor Inc *	104,765	2,440
GameStop Corp, Cl A (A)	37,900	518
Genesco Inc *	4,381	183
G-III Apparel Group *	44,084	1,767
Gildan Activewear Inc, Cl A	25,845	849
Goodyear Tire & Rubber Co/The	69,900	1,619
Graham Holdings Co, Cl B	944	622
Grand Canyon Education Inc *	65,452	8,009
Group 1 Automotive	14,300	804
GrubHub Inc *(A)	8,620	675
Guess? Inc	2,104	50
H&R Block Inc	2,086	56
Hanesbrands Inc (A)	361,119	5,745
Harley-Davidson Inc	36,500	1,544
Haverty Furniture Cos Inc (A)	81,697	1,674
Helen of Troy Ltd *	6,080	870
Hibbett Sports Inc *	45,723	708
Hudson Ltd, Cl A *	116,300	2,413
Hyatt Hotels Corp, Cl A	1,081	77
Jack in the Box	15,434	1,369
John Wiley & Sons Inc, Cl A	1,443	80
Johnson Outdoors Inc, Cl A	6,582	469
K12 Inc *	60,869	1,452
Kimball International Inc, Cl B	16,832	257
Kohl’s Corp	69,667	4,680
Lands’ End Inc *(A)	8,930	190
Lear Corp	18,000	2,453
Lithia Motors, Cl A	35,102	2,909
M/I Homes Inc *	5,841	138
Marcus Corp/The	6,180	262
MDC Holdings	57,500	1,693
Michael Kors Holdings Ltd *	55,245	2,417
Monarch Casino & Resort Inc *	3,600	144
Monro Inc (A)	35,241	2,866

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Movado Group Inc	3,699	$139
MSG Networks Inc *	7,877	211
Murphy USA Inc *	21,270	1,723
National CineMedia Inc	330,969	2,287
National Vision Holdings *	73,795	2,713
Nautilus *	76,923	993
Nexstar Media Group Inc, Cl A	14,729	1,217
Office Depot	342,000	1,105
Ollie’s Bargain Outlet Holdings Inc *(A)	48,985	4,345
Planet Fitness Inc, Cl A *	99,701	5,505
PlayAGS Inc *	33,178	745
Polaris Industries (A)	43,087	4,179
PulteGroup Inc	68,200	1,809
Ralph Lauren Corp, Cl A	3,228	360
RCI Hospitality Holdings Inc	27,129	679
Red Robin Gourmet Burgers Inc *	4,704	163
Rocky Brands Inc	22,192	575
Roku, Cl A *	7,900	322
RTW RetailWinds Inc *	8,500	28
Sally Beauty Holdings Inc *(A)	290,094	6,124
SeaWorld Entertainment Inc *	28,540	813
Service Corp International/US	24,225	1,119
ServiceMaster Global Holdings Inc *	102,295	4,529
Shoe Carnival Inc (A)	7,406	281
Six Flags Entertainment	84,850	5,206
Skechers U.S.A. Inc, Cl A *	231,909	6,262
Sleep Number Corp *	13,755	527
Sonic Automotive, Cl A	60,600	957
Stoneridge Inc *	1,779	48
Strategic Education Inc	18,310	2,499
Tenneco Inc, Cl A	31,200	1,053
Texas Roadhouse Inc, Cl A	18,640	1,231
Tilly’s Inc, Cl A	61,926	713
Toll Brothers	57,400	1,892
Tower International Inc	29,461	828
Town Sports International Holdings Inc *	3,711	26
Under Armour Inc, Cl C *	98,183	2,192
Vera Bradley Inc *	61,047	673
Wendy’s	143,737	2,577
Whirlpool Corp	11,600	1,463
Williams-Sonoma (A)	27,600	1,563
Wolverine World Wide Inc	80,877	2,798
Wyndham Destinations Inc	33,212	1,377
Wyndham Hotels & Resorts	34,475	1,728
Zumiez Inc *	9,072	179

		205,458

Consumer Staples — 2.5%
B&G Foods Inc, Cl A	43,950	1,333
Cal-Maine Foods Inc	11,095	518
Casey’s General Stores Inc (A)	22,782	2,950
Central Garden & Pet Co, Cl A *(A)	68,272	2,225

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conagra Brands Inc	23,590	$763
Energizer Holdings (A)	12,803	574
Flowers Foods Inc	14,730	292
Herbalife Nutrition Ltd *	6,816	390
Hostess Brands Inc, Cl A *	310,497	3,617
Ingles Markets Inc, Cl A	24,331	708
Ingredion Inc	7,056	737
Inter Parfums Inc	708	44
Lamb Weston Holdings Inc	41,310	3,168
Lancaster Colony Corp	4,203	758
MGP Ingredients Inc	500	34
Natural Health Trends Corp	3,084	66
Nu Skin Enterprises Inc, Cl A	3,083	203
Nuvectra *	20,567	411
Performance Food Group Co *	34,398	1,185
Pilgrim’s Pride Corp *	77,000	1,528
Post Holdings *(A)	20,507	1,984
Seaboard Corp	63	235
Simply Good Foods Co/The *	131,415	2,670
SpartanNash Co	52,397	982
Spectrum Brands Holdings Inc	47,372	2,339
Universal Corp/VA	17,300	1,097
US Foods Holding Corp *	29,563	981
Weis Markets (A)	33,900	1,553

		33,345

Energy — 3.5%
Abraxas Petroleum Corp *	156,678	255
Antero Resources Corp *	4,418	58
Apergy Corp *	18,527	635
Arch Coal Inc (A)	15,355	1,248
Archrock	4,653	48
Berry Petroleum Corp	2,339	29
Bonanza Creek Energy Inc *	46,862	1,243
Cabot Oil & Gas Corp, Cl A	7,700	194
California Resources Corp *	2,040	49
Callon Petroleum Co *	172,510	1,475
Carrizo Oil & Gas Inc *	106,453	1,821
Chesapeake Energy Corp *	65,540	191
CNX Resources Corp *	43,072	596
CVR Energy Inc (A)	13,686	517
Delek US Holdings Inc	53,881	2,144
Denbury Resources Inc *	13,680	31
Diamondback Energy Inc	11,413	1,260
Exterran Corp *	4,410	99
Gulfport Energy Corp *	168,244	1,433
Helix Energy Solutions Group *	64,831	532
Helmerich & Payne Inc	13,913	843
HollyFrontier Corp	42,376	2,647
Keane Group Inc *	41,851	465
KLX Energy Services Holdings Inc *	1,655	33
Kosmos Energy Ltd *	26,234	141

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laredo Petroleum *	66,387	$290
Matrix Service Co *	40,233	822
McDermott International *(A)	25,330	221
Midstates Petroleum Co Inc *	45,286	376
Murphy Oil Corp	22,259	710
Newfield Exploration Co *	85,570	1,450
Newpark Resources Inc *	8,418	65
Northern Oil and Gas Inc *	91,678	233
Ocean Rig UDW Inc, Cl A *	3,958	110
Overseas Shipholding Group Inc, Cl A *	106,321	228
Par Pacific Holdings Inc *	12,761	216
Parsley Energy, Cl A *	183,822	3,700
Patterson-UTI Energy Inc	59,965	832
PBF Energy Inc, Cl A	80,525	3,115
PDC Energy Inc *	6,869	233
Peabody Energy Corp	31,823	991
Pioneer Energy Services Corp *	9,898	25
Renewable Energy Group Inc *(A)	27,470	740
REX American Resources Corp *	5,994	417
RigNet Inc *	92,930	1,690
SandRidge Energy Inc *	12,683	124
Southwestern Energy Co *	315,412	1,520
SRC Energy Inc *	172,300	994
TETRA Technologies Inc *	11,061	26
Tidewater Inc *	3,367	80
Transocean *(A)	66,343	616
Unit Corp *	3,178	66
US Silica Holdings (A)	38,200	542
Viper Energy Partners (B)	21,433	644
W&T Offshore Inc *	281,571	1,636
Whiting Petroleum Corp *	8,955	271
WildHorse Resource Development Corp *	20,552	380
World Fuel Services Corp	27,200	702
WPX Energy Inc *	350,449	4,889

		46,941

Financials — 15.0%
1st Source Corp	14,400	696
Affiliated Managers Group Inc	23,764	2,641
AG Mortgage Investment Trust Inc ‡	69,000	1,253
AGNC Investment Corp ‡	122,790	2,173
Alleghany Corp	377	238
Ally Financial Inc	127,007	3,389
Ambac Financial Group Inc *	19,598	343
American Equity Investment Life Holding Co	66,393	2,266
American Financial Group Inc/OH	37,535	3,842
AMERISAFE Inc	1,434	93
Annaly Capital Management Inc ‡	279,089	2,802
Ares Capital Corp	53,000	903
Argo Group International Holdings Ltd	12,060	836
Arthur J Gallagher & Co	15,206	1,172
Associated Banc-Corp	108,300	2,509

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assurant Inc	24,739	$2,406
Assured Guaranty Ltd	60,941	2,488
Axis Capital Holdings Ltd	51,907	2,873
BancFirst Corp	7,223	403
Banco Latinoamericano de Comercio Exterior, Cl E (A)	65,100	1,139
Bank of Marin Bancorp	16,344	698
Bank OZK	34,404	932
BankUnited Inc	83,700	2,891
BGC Partners, Cl A	404,835	4,267
Blackstone Mortgage Trust Inc, Cl A ‡	7,527	264
Blucora Inc *	862	27
Brighthouse Financial Inc *	9,038	364
Brown & Brown Inc	57,419	1,666
Bryn Mawr Bank Corp	6,529	257
Camden National Corp	6,349	263
Carolina Financial Corp	15,436	530
Cboe Global Markets Inc	10,235	1,101
Central Pacific Financial Corp	54,480	1,528
Chimera Investment Corp ‡	80,224	1,539
CIT Group Inc	99,387	4,615
City Holding Co	5,185	398
CNA Financial Corp	29,800	1,398
CNO Financial Group Inc	154,651	2,830
Columbia Banking System	136,021	5,533
Comerica Inc	12,018	952
Community Trust Bancorp Inc	15,126	699
Credit Acceptance Corp *	2,638	1,080
Dime Community Bancshares Inc	72,393	1,321
Donnelley Financial Solutions Inc *	5,407	90
Eagle Bancorp Inc *	16,801	968
Employers Holdings Inc	22,551	1,014
Enstar Group Ltd *	1,352	238
Enterprise Financial Services Corp	17,116	765
Erie Indemnity Co, Cl A	1,038	142
Everest Re Group Ltd	17,288	3,839
FB Financial	2,650	102
Federal Agricultural Mortgage Corp, Cl C	2,322	153
FedNat Holding Co	14,225	311
Financial Institutions Inc	22,564	679
First American Financial Corp	54,440	2,631
First Bancorp/Southern Pines NC	1,202	48
First Bancshares Inc/The	2,916	103
First Citizens BancShares Inc/NC, Cl A	2,152	924
First Defiance Financial Corp	45,356	1,278
First Financial Corp/IN	5,769	269
First Hawaiian	24,310	633
First Merchants Corp	51,634	2,171
First of Long Island Corp/The	4,934	107
FirstCash Inc	9,290	827
Flushing Financial Corp	67,536	1,578
FNB Corp/PA	230,369	2,824

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fulton Financial	130,812	$2,277
Genworth Financial Inc, Cl A *	35,741	167
Great Southern Bancorp Inc	11,927	647
Green Dot Corp, Cl A *	53,095	4,425
Guaranty Bancorp	6,491	166
Hancock Whitney	41,330	1,662
Hanmi Financial Corp	65,136	1,462
Hanover Insurance Group Inc/The	13,814	1,585
Health Insurance Innovations Inc, Cl A *(A)	11,475	423
Heritage Commerce Corp	25,567	365
Home BancShares	28,059	550
HomeStreet Inc *	19,167	510
Horizon Bancorp Inc/IN	10,837	189
IBERIABANK Corp	10,722	801
Independent Bank Corp/MI	51,452	1,182
INTL. FCStone Inc *	4,818	188
Investment Technology Group Inc	3,658	110
James River Group Holdings Ltd	2,286	87
Kemper Corp	17,050	1,297
KeyCorp	98,500	1,806
Lakeland Financial Corp	2,566	119
Lazard, Cl A (B)	53,900	2,162
Legg Mason Inc	53,100	1,538
Lincoln National Corp	37,500	2,361
LPL Financial Holdings	85,871	5,510
Maiden Holdings	64,800	164
MarketAxess Holdings Inc	5,110	1,113
MB Financial Inc	22,375	1,027
Mercantile Bank Corp	12,431	397
MFA Financial Inc ‡	219,546	1,592
MGIC Investment Corp *	243,595	2,852
National General Holdings Corp	80,378	2,134
National Western Life Group Inc, Cl A	1,555	478
Navient Corp	73,700	848
Nelnet, Cl A	27,000	1,470
New Residential Investment Corp ‡	18,942	326
Oaktree Specialty Lending Corp	164,900	785
OFG Bancorp	77,700	1,413
Old Republic International Corp	3,762	85
Oppenheimer Holdings Inc, Cl A	32,798	935
Oritani Financial Corp	9,295	145
PacWest Bancorp	205,840	8,283
Peapack Gladstone Financial Corp	16,356	468
PennyMac Financial Services Inc	9,552	196
People’s United Financial Inc	56,556	954
Piper Jaffray	15,087	1,077
PJT Partners Inc	96	5
Popular Inc	6,283	354
Primerica	8,441	1,003
Prospect Capital (A)	159,000	1,091
QCR Holdings Inc	17,375	640
Radian Group Inc	2,221	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raymond James Financial Inc	11,154	$889
Regional Management Corp *	21,146	574
Regions Financial Corp	142,400	2,342
Reinsurance Group of America Inc, Cl A	23,208	3,467
RenaissanceRe Holdings Ltd	6,028	799
Republic Bancorp, Cl A	31,200	1,350
Safety Insurance Group Inc	8,159	717
Sandy Spring Bancorp Inc	10,248	369
Santander Consumer USA Holdings Inc	6,937	135
Signature Bank NY	7,384	911
South State	18,631	1,352
Starwood Property Trust Inc ‡	284,990	6,375
State Bank Financial Corp	3,963	96
Sterling Bancorp/DE	52,038	1,004
Stewart Information Services Corp	1,763	74
Stifel Financial	37,385	1,805
Stock Yards Bancorp Inc	1,324	42
Synovus Financial	56,358	2,131
TCF Financial Corp	116,100	2,611
Torchmark Corp	6,476	560
TriCo Bancshares	11,933	459
Triumph Bancorp Inc *	9,353	358
TrustCo Bank Corp NY	66,002	521
Two Harbors Investment Corp ‡	72,526	1,043
United Community Banks	76,035	1,965
United Fire Group Inc	4,114	222
Universal Insurance Holdings (A)	43,100	1,892
Unum Group	68,500	2,460
Voya Financial Inc	41,609	1,870
Washington Federal	40,600	1,170
Waterstone Financial Inc	25,437	426
Western Alliance Bancorp *	14,520	681
Wintrust Financial Corp	28,581	2,211
WisdomTree Investments Inc	287,041	2,035
World Acceptance Corp *	1,000	109
Zions Bancorp	112,434	5,471

		203,273

Health Care — 13.1%
Acorda Therapeutics Inc *	9,654	197
Agios Pharmaceuticals *(A)	27,309	1,797
Amedisys Inc *	10,050	1,369
Amphastar Pharmaceuticals Inc *	2,415	52
AngioDynamics Inc *	2,772	60
Array BioPharma *	71,305	1,136
Atara Biotherapeutics Inc *(A)	39,791	1,590
athenahealth *	18,887	2,514
AxoGen Inc *(A)	69,982	2,343
Bio-Rad Laboratories Inc, Cl A *	4,158	1,141
BioTelemetry Inc *	39,175	2,779
Blueprint Medicines *	12,700	729
Brookdale Senior Living, Cl A *	76,033	650

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bruker Corp	22,610	$749
CareDx Inc *	33,216	972
Catalent Inc *	32,692	1,296
Cellectis ADR *(A)	16,695	368
Cerus Corp *	15,775	83
Charles River Laboratories International Inc *	7,440	1,003
Civitas Solutions Inc *	12,827	178
Concert Pharmaceuticals Inc *	15,545	223
CONMED Corp	13,130	892
Cooper Cos Inc/The	9,650	2,691
Cross Country Healthcare Inc *	19,531	177
DBV Technologies SA ADR *(A)	86,138	1,301
DexCom Inc *	23,450	3,039
Dynavax Technologies *(A)	56,925	643
Eagle Pharmaceuticals *	600	30
Encompass Health Corp	26,056	1,960
Endo International PLC *	19,234	231
Endologix Inc *(A)	314,702	268
Ensign Group Inc/The	68,035	3,087
Evolent Health Inc, Cl A *(A)	27,800	714
Exact Sciences Corp *(A)	70,131	5,469
Haemonetics Corp *	42,310	4,539
HealthEquity Inc *	15,914	1,411
Heron Therapeutics Inc *	55,439	1,593
Hill-Rom Holdings Inc	18,741	1,817
Hologic Inc *	22,444	997
Horizon Pharma Plc *	32,810	655
ICON PLC *	9,410	1,362
Immunomedics Inc *(A)	106,334	2,136
Innoviva Inc *	75,550	1,379
Inogen Inc *	12,545	1,849
Insulet Corp *	46,713	3,921
Integer Holdings Corp *	34,262	3,035
Integra LifeSciences Holdings *	44,923	2,409
Jazz Pharmaceuticals PLC *	17,883	2,704
Lannett *(A)	35,947	212
Lantheus Holdings Inc *	103,042	1,932
LHC Group Inc *	5,930	622
Ligand Pharmaceuticals Inc *(A)	42,527	6,709
LivaNova PLC *	16,046	1,624
Loxo Oncology *	6,364	894
Luminex Corp	22,631	665
Magellan Health Inc *	15,460	843
Mallinckrodt PLC *(A)	48,400	1,151
Masimo Corp *	18,140	2,003
Medidata Solutions Inc *(A)	67,134	5,183
MEDNAX Inc *	90,056	3,620
Medpace Holdings Inc *	43,595	2,699
Meridian Bioscience Inc	30,469	577
Merit Medical Systems Inc *	81,740	5,154
Molina Healthcare Inc *	19,778	2,763

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Myriad Genetics Inc *	26,163	$843
National HealthCare Corp	4,336	362
NeoGenomics Inc *	56,933	934
Neurocrine Biosciences Inc *	21,916	1,934
Nevro Corp *	47,952	1,990
NextGen Healthcare Inc *	11,391	200
Novocure *	28,410	975
Omnicell Inc *	72,170	5,574
Orthofix Medical Inc *	20,505	1,235
Owens & Minor (A)	56,000	427
Pacira Pharmaceuticals *	19,615	948
Perrigo Co PLC (A)	13,236	824
Phibro Animal Health Corp, Cl A	35,195	1,193
PRA Health Sciences Inc *	43,655	5,096
Prestige Consumer Healthcare Inc *(A)	69,573	2,701
PTC Therapeutics *	7,370	262
QIAGEN NV *	55,273	1,959
Quidel Corp *	73,067	4,444
Retrophin *	14,582	358
Revance Therapeutics Inc *	62,755	1,283
Sarepta Therapeutics Inc *	4,860	629
SeaSpine Holdings Corp *	32,368	636
Sientra *(A)	114,315	1,943
Spectrum Pharmaceuticals *	94,237	1,363
STAAR Surgical Co *	22,990	874
STERIS PLC	36,091	4,298
Supernus Pharmaceuticals *	17,311	821
Syneos Health Inc, Cl A *	160,339	8,293
Tactile Systems Technology Inc *	11,160	628
Tandem Diabetes Care Inc *	15,820	582
Teladoc Health Inc *(A)	45,950	2,870
Triple-S Management Corp, Cl B *	47,939	915
United Therapeutics Corp *	30,818	3,640
Utah Medical Products Inc	4,791	455
Veeva Systems, Cl A *	13,060	1,256
Viking Therapeutics Inc *(A)	96,970	1,095
WellCare Health Plans Inc *	12,600	3,211
West Pharmaceutical Services Inc	11,911	1,305
Wright Medical Group *	33,715	943

		177,488

Industrials — 17.2%
AAR Corp	5,364	234
ABM Industries Inc (A)	133,209	4,220
Acuity Brands	20,215	2,628
Aerojet Rocketdyne Holdings *	17,948	632
AGCO Corp	12,700	758
Air Transport Services Group *	118,120	2,189
Aircastle Ltd	56,900	1,061
Alaska Air Group Inc	12,182	892
Allegion PLC	38,753	3,549
Allison Transmission Holdings Inc, Cl A	70,600	3,326

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apogee Enterprises Inc	16,576	$604
Arcosa Inc	58	2
ASGN Inc *	56,177	3,890
Beacon Roofing Supply Inc *	19,794	690
BMC Stock Holdings Inc *	26,586	452
Briggs & Stratton Corp	64,000	955
Brink’s Co/The	11,240	796
Carlisle Cos Inc	1,531	162
CBIZ Inc *	15,238	321
Chart Industries *	15,765	1,002
Cimpress NV *(A)	16,970	2,048
Clean Harbors Inc *	94,596	6,104
Costamare (A)	86,039	456
Covenant Transportation Group Inc, Cl A *	21,510	490
CRA International Inc	18,343	894
Crane Co	3,919	338
Curtiss-Wright Corp	9,728	1,074
Deluxe Corp	35,400	1,782
Ducommun Inc *	7,192	282
Dun & Bradstreet Corp/The	3,999	574
Dycom Industries *	25,640	1,699
EMCOR Group Inc	31,416	2,289
Encore Wire Corp	538	27
EnerSys	24,637	2,153
Ennis Inc	97,596	1,906
Esterline Technologies Corp *	7,864	934
Evoqua Water Technologies *	128,982	1,179
Exponent	65,765	3,309
Federal Signal Corp	3,343	78
Flowserve Corp	22,690	1,101
Fortress Transportation & Infrastructure Investors LLC (B)	62,750	998
Forward Air Corp	60,149	3,927
FTI Consulting Inc *	1,945	137
Genco Shipping & Trading Ltd *	4,041	34
Genesee & Wyoming, Cl A *	88,454	7,366
Global Brass & Copper Holdings Inc	36,237	1,173
Gorman-Rupp Co/The	11,823	396
Granite Construction	9,937	503
Greenbrier (A)	27,400	1,340
HD Supply Holdings Inc *	12,636	504
Healthcare Services Group Inc	17,815	841
Heartland Express Inc (A)	241,652	5,014
HEICO	9,190	777
HEICO, Cl A	31,219	2,108
Heritage-Crystal Clean Inc *	2,411	68
Hexcel Corp	8,375	516
Huntington Ingalls Industries Inc	23,398	5,042
ICF International Inc	26,032	1,823
IDEX Corp	281	39
Insteel Industries Inc	8,670	239
Interface Inc, Cl A	8,305	135

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ITT Inc	21,780	$1,208
JetBlue Airways Corp *	195,610	3,818
John Bean Technologies Corp	66,618	5,499
Kaman	37,800	2,146
KAR Auction Services	141,360	8,077
KBR	45,585	847
Kennametal Inc	98,093	4,102
Kirby Corp *	77,810	5,940
Knight-Swift Transportation Holdings Inc, Cl A (A)	31,852	1,104
LSC Communications Inc	5,407	54
Lydall Inc *	1,058	23
Manitowoc *	45,283	894
ManpowerGroup Inc	38,773	3,148
Marten Transport	1,028	20
MasTec *(A)	18,864	851
Matson Inc	30,200	1,188
Mercury Systems *	75,575	3,916
Meritor Inc *	161,959	2,672
Middleby Corp/The *(A)	35,432	4,280
Milacron Holdings Corp *	2,456	35
Moog Inc, Cl A	515	45
MSA Safety	27,665	3,015
MSC Industrial Direct Co Inc, Cl A	63,747	5,647
Multi-Color Corp (A)	86,549	3,843
National Presto Industries Inc	3,359	432
Navistar International *	24,036	770
NCI Building Systems *	109,600	1,244
Nexeo Solutions Inc *	2,735	27
NV5 Global *	28,260	2,074
nVent Electric PLC	21,281	532
Old Dominion Freight Line	7,502	1,026
Oshkosh Corp	41,547	2,964
Owens Corning	75,912	3,959
Pitney Bowes Inc	103,400	873
Primoris Services Corp	3,473	84
Proto Labs Inc *(A)	27,855	3,585
Quad/Graphics Inc, Cl A (A)	53,700	880
Quanta Services Inc *	34,460	1,210
Regal Beloit Corp	26,000	2,033
Resideo Technologies Inc *	94,151	1,942
Resources Connection Inc	10,824	182
Ritchie Bros Auctioneers Inc (A)	67,914	2,362
RR Donnelley & Sons Co	85,200	539
Rush Enterprises Inc, Cl A	6,999	267
Ryder System Inc	16,900	956
Saia *	7,375	445
Sensata Technologies Holding PLC *	158,282	7,322
Simpson Manufacturing	12,190	713
SkyWest	43,785	2,526
SP Plus Corp *	40,979	1,242
Sparton *	2,574	37

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings Inc, Cl A	51,500	$4,217
Spirit Airlines Inc *	11,690	750
Standex International Corp	2,038	162
Sterling Construction Co Inc *	3,539	46
Systemax Inc	30,315	845
Teledyne Technologies Inc *	21,848	4,907
Tennant Co	49,530	2,964
Terex (A)	41,300	1,365
Tetra Tech Inc	2,869	175
Timken	54,368	2,183
TriNet Group Inc *	81,338	3,734
Trinity Industries	114,743	2,734
Triton International	42,600	1,452
TrueBlue Inc *	7,976	201
UniFirst Corp/MA	6,159	951
United Rentals Inc *	14,800	1,734
USA Truck Inc *	15,471	317
USG Corp	7,487	322
Vectrus Inc *	71,042	1,721
Viad Corp	3,301	166
VSE	1,787	52
Wabash National	57,200	889
Wabtec Corp (A)	18,988	1,796
WageWorks *	22,154	738
Watts Water Technologies, Cl A	7,264	536
WESCO International Inc *	8,204	438
Willscot, Cl A *(A)	47,014	648
Woodward	45,666	3,821
XPO Logistics Inc *	9,725	738

		233,260

Information Technology — 15.0%
2U Inc *(A)	64,783	3,783
3D Systems Corp *(A)	118,621	1,469
ACI Worldwide Inc *	215,156	6,214
Advanced Energy Industries Inc *	24,000	1,129
Advanced Micro Devices Inc *	21,705	462
Alpha & Omega Semiconductor Ltd *	41,166	454
Altair Engineering, Cl A *	64,970	2,099
Amkor Technology *	235,600	1,614
Apptio, Cl A *	6,800	259
Arrow Electronics Inc *	14,492	1,115
Aspen Technology Inc *	10,749	928
Avnet Inc	66,835	2,929
AVX Corp	2,697	44
Axcelis Technologies *	1,151	23
Belden Inc (A)	42,027	2,344
Blackline *	29,360	1,259
Bottomline Technologies DE Inc *	23,225	1,279
Box, Cl A *	32,817	617
CACI International Inc, Cl A *	5,275	870
CalAmp *	41,707	738

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carbonite Inc *	103,886	$2,943
CDW Corp/DE	47,633	4,415
ChannelAdvisor Corp *	111,740	1,201
Ciena Corp *	59,900	1,954
Cirrus Logic *	37,100	1,389
Comtech Telecommunications Corp	8,213	210
Conduent Inc *	44,826	575
Cornerstone OnDemand Inc *	85,322	4,660
Coupa Software *	17,722	1,142
CTS Corp	4,947	143
CyberArk Software Ltd *(A)	45,781	3,394
Cypress Semiconductor Corp	260,232	3,617
Descartes Systems Group Inc/The *	42,630	1,254
Diodes Inc *	34,300	1,195
Dolby Laboratories, Cl A	4,825	340
eGain Corp *	41,733	310
Euronet Worldwide Inc *	78,271	9,205
Everbridge Inc *	59,335	3,250
EVERTEC Inc	80,997	2,214
Evo Payments Inc, Cl A *(A)	40,540	1,062
F5 Networks Inc *	6,700	1,152
FireEye Inc *	224,624	4,495
First Solar Inc *	12,738	566
Five9 Inc *	16,835	722
Flex *	172,915	1,513
FLIR Systems Inc	12,551	576
Fortinet Inc *	7,960	588
Gartner Inc *	15,889	2,434
Genpact Ltd	15,632	475
GoDaddy, Cl A *	9,695	633
Hackett Group Inc/The	18,321	323
Insight Enterprises Inc *	48,592	2,166
InterXion Holding NV *	59,055	3,677
j2 Global (A)	75,654	5,584
Jabil Inc	83,100	2,075
Juniper Networks Inc	115,900	3,327
Keysight Technologies Inc *	16,758	1,036
Kimball Electronics Inc *	8,170	144
Kulicke & Soffa Industries	103,096	2,227
Leidos Holdings Inc	22,137	1,395
Limelight Networks *	140,845	463
Littelfuse	4,585	877
LogMeIn Inc	78,997	7,286
ManTech International Corp/VA, Cl A	32,980	1,857
MAXIMUS Inc	7,954	566
MicroStrategy Inc, Cl A *	4,784	620
MoneyGram International *	11,083	24
Monolithic Power Systems	11,750	1,552
Monotype Imaging Holdings Inc	37,959	655
NCR Corp *	101,645	2,817
New Relic Inc *	6,530	569
Nice ADR *(A)	8,550	993

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Novanta Inc *	42,610	$2,767
Nuance Communications *	78,562	1,256
NVE Corp	2,043	195
ON Semiconductor *	219,948	4,219
Park Electrochemical Corp	10,972	195
Paylocity Holding Corp *	8,350	560
PC Connection Inc	11,226	352
Perficient Inc *	58,412	1,478
Perspecta Inc	58,493	1,235
Photronics Inc *	42,284	410
Plexus *	15,871	969
Presidio Inc (A)	200,272	2,820
Proofpoint *	11,473	1,113
PTC Inc *	6,755	584
Q2 Holdings *	48,155	2,614
Rapid7 Inc *	29,355	933
RealPage *	43,632	2,251
Ribbon Communications Inc *	34,847	186
RingCentral Inc, Cl A *	49,795	4,128
Rosetta Stone Inc *	8,840	148
Sanmina *	58,700	1,587
ScanSource Inc *	2,810	107
Seagate Technology PLC	44,900	1,935
Shutterstock Inc (A)	88,321	3,375
Silicon Motion Technology Corp ADR	89,428	3,208
SolarWinds Corp *	191,857	3,052
SS&C Technologies Holdings	83,210	4,007
Switch, Cl A (A)	327,849	2,547
Sykes Enterprises Inc *	30,024	829
SYNNEX Corp	15,997	1,292
Tech Data Corp *	16,928	1,523
Teradata *	23,356	879
Teradyne Inc	63,895	2,280
Trade Desk Inc/The, Cl A *	7,015	999
Travelport Worldwide Ltd	26,367	403
Trimble *	177,486	6,750
TTM Technologies Inc *(A)	169,820	2,019
Twilio Inc, Cl A *	9,460	894
Tyler Technologies *	4,575	882
Varonis Systems *	27,220	1,576
Verint Systems *	13,490	613
Vishay Precision Group Inc *	12,081	410
Western Digital Corp	10,300	467
Western Union Co/The (A)	80,800	1,513
Zendesk Inc *	62,660	3,724

		202,773

Materials — 4.6%
AdvanSix Inc *	36,270	1,041
Alcoa Corp *	8,491	270
Allegheny Technologies Inc *(A)	46,146	1,212
AptarGroup Inc	11,290	1,175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ashland Global Holdings	34,635	$2,836
Bemis Co Inc	6,663	325
Berry Global Group *	13,175	663
Cabot Corp	48,692	2,396
Carpenter Technology	16,691	719
Chemours	36,800	1,048
Crown Holdings Inc *(A)	61,770	3,167
Domtar Corp	36,200	1,578
Eastman Chemical Co	38,300	3,019
Ferro *	32,165	621
Ferroglobe *(C)	141,200	—
FMC Corp	92,875	7,684
FutureFuel Corp	39,855	688
Graphic Packaging Holding	275,776	3,306
Hawkins Inc	3,057	128
Huntsman Corp	108,828	2,200
Ingevity Corp *	43,613	4,274
Innophos Holdings Inc	2,034	56
Livent Corp *	84,088	1,551
Louisiana-Pacific Corp	6,598	151
Materion Corp	22,044	1,166
Orion Engineered Carbons	22,622	591
Owens-Illinois Inc	95,900	1,764
Platform Specialty Products *	65,156	767
Reliance Steel & Aluminum Co	20,805	1,674
Schweitzer-Mauduit International Inc	9,300	265
Silgan Holdings Inc	142,570	3,671
Steel Dynamics Inc	64,321	2,264
Stepan Co	1,124	91
SunCoke Energy Inc *	21,299	208
Tredegar Corp	8,994	150
Trinseo SA	43,891	2,218
United States Steel Corp	53,293	1,229
Valhi Inc	22,686	46
Valvoline Inc	172,023	3,628
Verso Corp *	37,614	949
Warrior Met Coal Inc	50,510	1,197
Westrock Co	20,900	985

		62,971

Real Estate — 7.3%
Agree Realty Corp ‡(A)	4,704	280
Alexandria Real Estate Equities Inc ‡	10,721	1,335
American Assets Trust Inc ‡	6,739	280
American Campus Communities ‡	21,204	929
Americold Realty Trust ‡(A)	75,660	2,028
Apartment Investment & Management Co, Cl A ‡	36,909	1,738
Apple Hospitality REIT Inc ‡	4,498	71
Armada Hoffler Properties Inc ‡	33,048	503
Ashford Hospitality Trust ‡	134,100	664
Braemar Hotels & Resorts ‡	3,000	29

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brandywine Realty Trust ‡	10,585	$151
Brixmor Property Group Inc ‡	155,804	2,571
Camden Property Trust ‡	36,671	3,490
CareTrust Inc ‡	9,721	195
CatchMark Timber Trust Inc, Cl A	6,709	56
CBL & Associates Properties Inc ‡(A)	70,700	185
Cedar Realty Trust Inc	22,069	79
Chatham Lodging Trust ‡	37,400	748
City Office REIT Inc ‡	88,121	964
Columbia Property Trust Inc ‡	6,138	132
CoreCivic Inc ‡	70,254	1,542
CoreSite Realty ‡	9,280	904
DiamondRock Hospitality Co ‡	222,775	2,348
Douglas Emmett Inc ‡	13,373	494
Duke Realty Corp ‡	54,826	1,560
EastGroup Properties ‡	7,755	776
Equity Commonwealth ‡	33,323	1,059
First Industrial Realty Trust Inc ‡	11,150	357
Forest City Realty Trust Inc, Cl A ‡	14,627	370
Four Corners Property Trust Inc ‡	53,478	1,483
Franklin Street Properties Corp ‡	100,100	771
Gaming and Leisure Properties Inc ‡	143,928	4,955
GEO Group Inc/The ‡	10,131	235
Getty Realty Corp ‡	42,575	1,302
Government Properties Income Trust ‡(A)	62,900	554
Highwoods Properties Inc ‡	35,740	1,550
Hospitality Properties Trust ‡	119,169	3,199
Howard Hughes Corp/The *	24,798	2,747
InfraREIT Inc ‡	11,348	260
Innovative Industrial Properties Inc, Cl A	9,785	483
Investors Real Estate Trust ‡	8,059	43
Invitation Homes ‡	91,189	1,957
JBG SMITH Properties ‡	7,540	302
Jones Lang LaSalle Inc	4,827	691
Kilroy Realty Corp ‡	2,187	153
Kimco Realty Corp ‡(A)	84,243	1,377
Kite Realty Group Trust ‡	96,900	1,600
LaSalle Hotel Properties ‡	9,837	315
Lexington Realty Trust ‡	209,300	1,838
Liberty Property Trust ‡	29,392	1,331
Macerich Co/The ‡	1,465	74
Mack-Cali Realty ‡	125,368	2,715
MedEquities Realty Trust Inc ‡	45,052	308
Medical Properties Trust ‡(A)	545,034	9,413
Monmouth Real Estate Investment Corp, Cl A ‡	20,824	290
National Retail Properties ‡	25,285	1,266
National Storage Affiliates Trust ‡	50,163	1,403
NexPoint Residential Trust Inc ‡	10,741	392
Omega Healthcare Investors Inc ‡(A)	67,900	2,576
One Liberty Properties Inc ‡	9,059	239
Outfront Media Inc ‡	24,517	509

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paramount Group Inc ‡	5,468	$78
Piedmont Office Realty Trust Inc, Cl A ‡	78,965	1,463
PS Business Parks Inc ‡	361	51
Rayonier Inc ‡	42,841	1,355
Retail Properties of America Inc, Cl A ‡	36,609	461
Retail Value *	18,709	542
Rexford Industrial Realty ‡	90,075	2,940
RPT Realty	116,900	1,671
Sabra Health Care Inc ‡(A)	65,420	1,262
Select Income ‡(A)	94,861	1,831
Senior Housing Properties Trust ‡	131,104	1,804
SITE Centers Corp ‡	187,090	2,327
Spirit MTA REIT ‡	27,160	264
Spirit Realty Capital Inc ‡	271,600	2,015
Sun Communities Inc ‡	14,701	1,530
Tier REIT Inc ‡	27,107	638
Urstadt Biddle Properties Inc, Cl A ‡	19,224	396
VEREIT Inc ‡	328,300	2,512
VICI Properties Inc ‡	33,241	724
Weingarten Realty Investors ‡	23,722	685
Xenia Hotels & Resorts Inc ‡	114,392	2,324

		99,042

Utilities — 2.4%
AES Corp/VA	86,900	1,346
ALLETE Inc	7,159	583
Alliant Energy Corp	33,068	1,501
American States Water Co	27,829	1,867
Atmos Energy Corp	26,418	2,527
Avista Corp	6,648	346
Black Hills Corp	19,401	1,285
Chesapeake Utilities Corp	1,029	88
Connecticut Water Service Inc	3,270	227
Evergy Inc	37,151	2,206
FirstEnergy Corp	76,000	2,875
Hawaiian Electric Industries Inc	25,963	995
MGE Energy Inc	9,285	614
Middlesex Water Co	8,942	464
NRG Energy Inc	2,035	78
OGE Energy Corp	52,400	2,076
ONE Gas Inc	9,540	812
Pinnacle West Capital Corp	18,814	1,681
PNM Resources Inc	27,610	1,193
Portland General Electric Co	22,501	1,083
SCANA Corp	27,553	1,286
SJW Group	8,353	468
UGI Corp	63,378	3,641
Unitil Corp	20,399	1,034
Vectren Corp	6,971	501
Vistra Energy Corp *	70,499	1,655

		32,432

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $1,184,329) ($ Thousands)		$1,314,104

AFFILIATED PARTNERSHIP — 10.7%
SEI Liquidity Fund, L.P. 2.270% **†(D)	145,617,675	145,625

Total Affiliated Partnership (Cost $145,616) ($ Thousands)		145,625

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, Cl F 2.020% **†	48,574,975	$48,575
Total Cash Equivalents (Cost $48,575) ($ Thousands)		48,575

Total Investments in Securities — 111.4% (Cost $1,378,520) ($ Thousands)		$1,508,304

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	15	Dec-2018	$1,103	$1,151	$48
S&P Mid Cap 400 Index E-MINI	6	Dec-2018	1,085	1,128	43

			$2,188	$2,279	$91

Percentages	are based on Net Assets of $1,353,801 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $129,991

($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $3,804 ($ Thousands), or 0.3% of the Net Assets of the Fund (see Note 2).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $145,625 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,314,104	$ —	$ —	$1,314,104
Affiliated Partnership	—	145,625	—	145,625
Cash Equivalent	48,575	—	—	48,575

Total Investments in Securities	$1,362,679	$145,625	$ —	$1,508,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$ 91	$ —	$ —	$ 91

Total Other Financial Instruments	$ 91	$ —	$ —	$ 91

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/18	Income
SEI Liquidity Fund, L.P.	$217,342	$177,845	$(249,566)	$—	$4	$145,625	$200
SEI Daily Income Trust, Government Fund, Cl F	70,669	331,965	(354,059)	—	—	$48,575	461

Totals	$288,011	$509,810	$(603,625)	$—	$4	$194,200	$661

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Small/Mid Cap Equity Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 11/30/18	Income
SEI Liquidity Fund, L.P.	$217,342	$177,845	$(249,566)	$—	$4	$145,625	$200
SEI Daily Income Trust, Government Fund, Cl F	70,669	331,965	(354,059)	—	—	$ 48,575	461

Totals	$288,011	$509,810	$(603,625)	$—	$4	$194,200	$661

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 2.4%
AMC Networks Inc, Cl A *	4,361	$261
AT&T Inc	154,523	4,827
Care.com *	1,376	25
Cargurus, Cl A *	4,961	193
CenturyLink Inc	32,403	609
EW Scripps, Cl A	10,170	179
Gannett Co Inc	18,975	197
IMAX *	5,313	99
Liberty Broadband, Cl A *	585	50
Liberty TripAdvisor Holdings, Cl A *	11,144	212
Loral Space & Communications *	717	30
Scholastic Corp	4,841	224
Shenandoah Telecommunications Co	4,625	231
Sinclair Broadcast Group, Cl A	10,950	344
Sirius XM Holdings Inc	168,488	1,050
Telephone & Data Systems Inc	30,574	1,092
United States Cellular Corp *	1,288	72
Verizon Communications Inc	74,486	4,492
WideOpenWest *	2,942	27
World Wrestling Entertainment Inc, Cl A	4,230	313

		14,527

Consumer Discretionary — 13.3%
Abercrombie & Fitch Co, Cl A	10,495	219
Amazon.com Inc *	6,498	10,983
AutoZone Inc *	2,541	2,056
Bed Bath & Beyond Inc	26,285	339
Best Buy Co Inc	57,711	3,728
Big Lots Inc	3,639	158
BJ’s Restaurants Inc	2,020	110
Bright Horizons Family Solutions Inc *	3,069	373
Burlington Stores Inc *	2,005	332
Callaway Golf Co	9,323	160
Carnival Corp, Cl A	37,722	2,274
Citi Trends Inc	1,649	34
Comcast Corp, Cl A	16,746	653
Cooper-Standard Holdings Inc *	520	38
Cracker Barrel Old Country Store Inc	5,945	1,075
Crocs Inc *	3,849	107
Darden Restaurants Inc	20,500	2,266
Deckers Outdoor Corp *	5,639	751
Dine Brands Global Inc	205	18
Dollar General Corp	12,675	1,407
Domino’s Pizza	1,917	532
El Pollo Loco Holdings Inc *	2,122	32
Eldorado Resorts *	1,376	61
Expedia Group Inc	17,545	2,119
Five Below Inc *	1,610	169
Foot Locker Inc	1,267	71
Fox Factory Holding Corp *	2,649	169
GameStop Corp, Cl A	15,368	210

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gap Inc/The	5,848	$160
Garmin Ltd	615	41
Garrett Motion Inc *	25	—
Gentex	26,871	605
Genuine Parts Co	3,583	372
Graham Holdings Co, Cl B	487	321
Gray Television Inc *	7,552	140
Groupon Inc, Cl A *	76,452	235
H&R Block Inc	36,520	986
Haverty Furniture Cos Inc	1,527	31
Hibbett Sports Inc *	2,924	45
Home Depot Inc/The	12,700	2,290
Hudson Ltd, Cl A *	6,108	127
Hyatt Hotels Corp, Cl A	4,254	303
International Speedway Corp, Cl A	3,931	166
Interpublic Group of Cos Inc/The	38,810	912
John Wiley & Sons Inc, Cl A	13,342	738
Johnson Outdoors Inc, Cl A	481	34
K12 Inc *	10,272	245
KB Home	13,061	276
Kohl’s Corp	6,303	423
Lear Corp	6,531	890
Liberty Expedia Holdings, Cl A *	10,755	451
Lowe’s Cos Inc	13,646	1,288
Lululemon Athletica Inc *	6,981	925
Macy’s Inc	6,953	238
Malibu Boats Inc, Cl A *	2,034	98
Marriott International Inc/MD, Cl A	14,160	1,629
MasterCraft Boat Holdings Inc *	1,024	27
McDonald’s Corp	10,206	1,924
MDC Holdings	2,078	61
Movado Group Inc	1,522	57
MSG Networks Inc *	3,352	90
National CineMedia Inc	4,844	33
News Corp	26,935	361
News Corp, Cl A	24,726	321
NIKE Inc, Cl B	20,084	1,509
NVR Inc *	121	296
Office Depot	33,336	108
Omnicom Group Inc	71,994	5,541
PulteGroup Inc	76,799	2,037
PVH Corp	1,273	141
Ralph Lauren Corp, Cl A	10,408	1,159
Red Robin Gourmet Burgers Inc *	2,242	78
Regis *	3,513	64
RH *	1,888	219
Ross Stores Inc	29,658	2,598
Sally Beauty Holdings Inc *	4,259	90
Shoe Carnival Inc	1,054	40
Stamps.com Inc *	2,045	351
Starbucks Corp	31,668	2,113
Sturm Ruger & Co Inc	3,736	200

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Target Corp	63,055	$4,474
Taylor Morrison Home Corp, Cl A *	6,173	104
Tiffany & Co	2,591	236
TJX Cos Inc/The	89,840	4,389
Toll Brothers	13,484	445
Tribune Media Co, Cl A	19,690	793
TripAdvisor Inc *	7,991	512
Ulta Beauty Inc *	78	23
Urban Outfitters Inc *	7,362	280
Vera Bradley Inc *	2,254	25
Viacom Inc, Cl B	20,146	622
Walt Disney Co/The	11,248	1,299
Wendy’s	3,439	62
Whirlpool Corp	2,697	340
Wingstop Inc	2,883	189
Yum China Holdings	36,093	1,293
Yum! Brands Inc	26,164	2,413
ZAGG *	4,159	42

		81,372

Consumer Staples — 7.8%
Altria Group Inc	26,107	1,431
Archer-Daniels-Midland Co	14,504	667
Boston Beer Co Inc/The, Cl A *	834	229
Bunge Ltd	11,924	680
Chefs’ Warehouse Inc/The *	1,054	40
Church & Dwight Co Inc	439	29
Clorox Co/The	12,617	2,090
Coca-Cola Co/The	27,206	1,371
Colgate-Palmolive Co	25,950	1,648
Conagra Brands Inc	6,645	215
Costco Wholesale Corp	9,065	2,097
Dean Foods Co	13,971	70
Estee Lauder Cos Inc/The, Cl A	29,280	4,177
Herbalife Nutrition Ltd *	4,610	264
Ingredion Inc	1,397	146
Inter Parfums Inc	1,727	107
Kimberly-Clark Corp	16,843	1,943
Lamb Weston Holdings Inc	1,185	91
Lancaster Colony Corp	3,714	670
Medifast Inc	1,068	159
Monster Beverage Corp *	10,055	600
Nu Skin Enterprises Inc, Cl A	11,015	727
PepsiCo Inc	42,937	5,236
Philip Morris International Inc	14,800	1,281
Procter & Gamble Co/The	79,601	7,523
Sprouts Farmers Market *	7,230	166
Sysco Corp	45,988	3,100
TreeHouse Foods Inc *	6,141	323
Universal Corp/VA	2,079	132
US Foods Holding Corp *	38,727	1,285
USANA Health Sciences Inc *	3,449	422

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vector Group Ltd	9,992	$126
Walgreens Boots Alliance Inc	1,829	155
Walmart Inc	86,440	8,441
WD-40 Co	1,399	244
Weis Markets	1,657	76

		47,961

Energy — 4.1%
Arch Coal Inc	5,357	435
Cactus Inc, Cl A *	2,678	77
Centennial Resource Development, Cl A *	5,913	92
Chevron Corp	26,829	3,191
ConocoPhillips	77,485	5,128
CONSOL Energy Inc *	4,289	147
EOG Resources Inc	9,674	999
Exxon Mobil Corp	36,897	2,933
Gulfport Energy Corp *	10,669	91
Helix Energy Solutions Group *	13,948	114
HollyFrontier Corp	15,758	984
Jagged Peak Energy Inc *	6,366	73
Laredo Petroleum Inc *	30,861	135
Marathon Petroleum Corp	56,840	3,704
Murphy Oil Corp	23,946	764
Nine Energy Service *	805	23
Occidental Petroleum Corp	32,237	2,265
Ocean Rig UDW Inc, Cl A *	9,455	262
Par Pacific Holdings Inc *	2,469	42
PBF Energy Inc, Cl A	26,643	1,031
Peabody Energy Corp	16,408	511
Renewable Energy Group Inc *	5,816	157
SEACOR Holdings Inc *	2,567	107
SM Energy	4,493	92
Valero Energy Corp	23,296	1,861
W&T Offshore Inc *	9,220	54
World Fuel Services Corp	4,906	126

		25,398

Financials — 15.1%
Aflac Inc	32,160	1,471
Allstate Corp/The	18,385	1,640
Ally Financial Inc	85,035	2,269
American Equity Investment Life Holding Co	8,884	303
American International Group Inc	19,235	832
Arbor Realty Trust ‡	5,444	65
Arch Capital Group Ltd *	39,768	1,138
Argo Group International Holdings Ltd	2,669	185
Artisan Partners Asset Management Inc, Cl A	7,018	191
Aspen Insurance Holdings	11,664	488
Athene Holding, Cl A *	15,850	689
AXA Equitable Holdings	41,841	823
Axis Capital Holdings Ltd	25,707	1,423
Bancorp Inc/The *	7,084	71

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of New York Mellon Corp/The	105,819	$5,430
Berkshire Hathaway Inc, Cl B *	292	64
Berkshire Hills Bancorp	2,502	85
Blucora Inc *	4,449	138
Brighthouse Financial Inc *	20,957	844
BrightSphere Investment Group	11,567	152
Capital One Financial Corp	76,487	6,859
Capitol Federal Financial	12,818	180
CIT Group Inc	25,311	1,175
Citigroup Inc	115,803	7,503
Citizens Financial Group Inc	30,379	1,105
Cohen & Steers	4,453	166
Commerce Bancshares	19,902	1,254
Cowen Inc, Cl A *	2,469	39
Diamond Hill Investment Group	715	120
Dime Community Bancshares Inc	8,050	147
Enova International Inc *	3,308	73
Everest Re Group Ltd	1,242	276
Exantas Capital Corp ‡	3,015	34
FactSet Research Systems Inc	3,854	904
Farmers & Merchants Bancorp	483	20
Federal Agricultural Mortgage Corp, Cl C	307	20
Federated Investors Inc, Cl B	16,473	436
FGL Holdings *	45,744	366
Fifth Third Bancorp	174,025	4,861
First Internet Bancorp	25	1
FirstCash Inc	2,956	263
Flagstar Bancorp *	5,134	167
Franklin Resources Inc	37,397	1,267
Green Dot Corp, Cl A *	4,654	388
Greenlight Capital Re, Cl A *	1,560	17
Hartford Financial Services Group Inc/The	13,629	602
Health Insurance Innovations Inc, Cl A *	629	23
HomeStreet Inc *	4,159	111
JPMorgan Chase & Co	114,575	12,740
Kearny Financial Corp/MD	9,649	128
Kemper Corp	5,225	398
Legg Mason Inc	14,621	424
LPL Financial Holdings	8,708	559
Merchants Bancorp	1,595	38
Meridian Bancorp Inc	7,559	124
MetLife Inc	105,152	4,693
Metropolitan Bank Holding *	644	23
MGIC Investment Corp *	21,251	249
Morgan Stanley	7,230	321
Morningstar Inc	1,870	221
MSCI Inc, Cl A	2,669	419
National Commerce Corp *	424	18
National General Holdings Corp	6,118	162
Navigators Group	2,049	142
New York Community Bancorp	148,514	1,579
NMI Holdings Inc, Cl A *	5,723	112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northfield Bancorp	4,325	$61
OFG Bancorp	4,303	78
On Deck Capital *	5,035	39
OneMain Holdings, Cl A *	7,142	209
PCSB Financial Corp	1,639	33
PennyMac Mortgage Investment Trust ‡	5,942	125
Progressive Corp/The	35,829	2,375
Prudential Financial Inc	37,625	3,528
Radian Group Inc	54,698	1,006
RBB Bancorp	4,430	96
Reinsurance Group of America Inc, Cl A	5,264	786
Republic Bancorp, Cl A	1,354	59
S&P Global Inc	11,375	2,080
Santander Consumer USA Holdings Inc	11,533	224
T Rowe Price Group Inc	71,462	7,100
TCF Financial Corp	12,834	289
Tejon Ranch *	2,093	38
Travelers Cos Inc/The	13,660	1,781
TriState Capital Holdings *	3,200	80
Two Harbors Investment Corp ‡	12,674	182
United Community Financial	4,815	46
Unum Group	14,816	532
Veritex Holdings *	2,298	59
Voya Financial Inc	15,368	691
Waddell & Reed Financial, Cl A	7,713	157
Walker & Dunlop	4,939	233
Wells Fargo & Co	11,339	616
White Mountains Insurance Group Ltd	457	424
WR Berkley Corp	9,335	735

		92,690

Health Care — 13.5%
AbbVie Inc	12,894	1,216
ABIOMED Inc *	424	141
Agilent Technologies Inc	5,069	367
AMAG Pharmaceuticals *	5,394	97
Amgen Inc	36,055	7,508
Baxter International Inc	88,882	6,093
Biogen Inc *	3,001	1,001
Bristol-Myers Squibb Co	60,833	3,252
Celgene Corp *	4,098	296
Centene Corp *	12,087	1,719
Cerner Corp *	1,300	75
Chemed Corp	1,527	484
Cigna Corp	17,866	3,991
CVS Health Corp	51,388	4,121
Edwards Lifesciences Corp *	995	161
Eli Lilly & Co	23,108	2,742
Endo International PLC *	2,078	25
Exelixis Inc *	4,069	83
Genomic Health Inc *	454	36
Gilead Sciences Inc	17,805	1,281

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haemonetics Corp *	5,152	$553
Humana Inc	5,650	1,862
IDEXX Laboratories Inc *	1,668	340
Inogen Inc *	703	104
Intuitive Surgical Inc *	805	427
Johnson & Johnson	47,054	6,912
Luminex Corp	2,892	85
Masimo Corp *	2,093	231
McKesson Corp	5,394	672
Medpace Holdings Inc *	1,727	107
Medtronic PLC	28,690	2,798
Merck & Co Inc	57,130	4,533
Meridian Bioscience Inc	7,570	143
Merit Medical Systems Inc *	5,283	333
Molina Healthcare Inc *	6,283	878
Myriad Genetics Inc *	3,513	113
National HealthCare Corp	1,137	95
Orthofix Medical Inc *	1,365	82
PDL BioPharma *	5,004	15
Pfizer Inc	156,699	7,244
Premier Inc, Cl A *	15,394	611
Triple-S Management Corp, Cl B *	3,509	67
United Therapeutics Corp *	3,704	437
UnitedHealth Group Inc	21,373	6,014
Vanda Pharmaceuticals Inc *	5,093	128
Varian Medical Systems Inc *	24,979	3,082
Veeva Systems, Cl A *	4,888	470
Vertex Pharmaceuticals Inc *	7,976	1,442
Waters Corp *	13,613	2,703
WellCare Health Plans Inc *	14,236	3,628
Zoetis Inc, Cl A	22,527	2,115

		82,913

Industrials — 10.3%
3M Co	2,684	558
Aerovironment Inc *	2,078	159
AGCO Corp	520	31
Aircastle Ltd	7,311	136
Allison Transmission Holdings Inc, Cl A	22,906	1,079
ArcBest	4,451	179
Armstrong Flooring *	2,108	33
Atkore International Group Inc *	3,322	68
Barrett Business Services	1,072	75
BMC Stock Holdings Inc *	6,688	114
Boeing Co/The	8,530	2,958
Brady, Cl A	15,084	657
Caterpillar Inc	9,133	1,239
CH Robinson Worldwide Inc	14,246	1,315
Chart Industries *	2,517	160
Cintas Corp	9,409	1,763
Comfort Systems USA	3,630	191
Continental Building Products *	3,688	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Copart Inc *	1,581	$81
Costamare	4,321	23
CRA International Inc	410	20
Cummins Inc	487	74
DMC Global	1,420	52
Dun & Bradstreet Corp/The	3,654	524
Echo Global Logistics *	2,781	71
EMCOR Group Inc	12,152	885
Emerson Electric Co	14,937	1,009
Energy Recovery *	3,571	29
Ennis Inc	3,429	67
Expeditors International of Washington Inc	73,752	5,612
FTI Consulting Inc *	4,577	322
Gates Industrial *	4,435	65
Generac Holdings Inc *	6,015	342
Global Brass & Copper Holdings Inc	1,787	58
Graco Inc	16,244	716
Great Lakes Dredge & Dock *	5,664	42
Harris Corp	2,455	351
HD Supply Holdings Inc *	33,773	1,348
Heidrick & Struggles International	5,093	187
Herman Miller	8,415	285
Hillenbrand Inc	7,505	333
Honeywell International Inc	31,820	4,670
Hurco Cos Inc	1,135	43
IDEX Corp	7,665	1,053
Illinois Tool Works Inc	12,575	1,749
Insperity Inc	6,243	625
Kaman	2,812	160
L3 Technologies Inc	2,369	434
Landstar System	212	23
Lennox International	1,170	264
Lockheed Martin Corp	5,909	1,775
ManpowerGroup Inc	14,459	1,174
National Presto Industries Inc	650	83
NCI Building Systems *	2,400	27
nVent Electric PLC	7,537	189
PACCAR Inc	92,080	5,729
Pentair PLC	16,301	696
PGT Innovations *	4,859	94
Raven Industries	3,556	143
Raytheon Co	11,293	1,980
Republic Services Inc, Cl A	22,582	1,746
Resideo Technologies Inc *	25	—
Robert Half International Inc	14,103	872
Rockwell Automation Inc	11,735	2,046
RR Donnelley & Sons Co	5,816	37
Ryder System Inc	8,123	459
Simpson Manufacturing	12,496	731
SkyWest	4,493	259
Snap-on Inc	5,610	933
Spirit AeroSystems Holdings Inc, Cl A	7,668	628

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steelcase, Cl A	12,964	$210
Terex	10,820	358
Thomson Reuters	9,364	471
Toro Co/The	10,320	640
TransUnion	2,781	180
TriNet Group Inc *	7,276	334
UniFirst Corp/MA	6,046	934
United Continental Holdings Inc *	16,684	1,613
United Technologies Corp	22,008	2,681
Universal Logistics Holdings	820	19
Vectrus Inc *	2,469	60
Vicor *	1,478	53
Waste Management Inc	24,409	2,288
Werner Enterprises	2,634	89
WW Grainger Inc	4,537	1,425

		63,293

Information Technology — 23.9%
Accenture PLC, Cl A	37,764	6,213
Advanced Energy Industries Inc *	6,108	287
Alphabet Inc, Cl A *	5,394	5,985
Alphabet Inc, Cl C *	7,024	7,687
Amdocs Ltd	6,954	451
Amkor Technology *	6,108	42
Amphenol Corp, Cl A	15,330	1,348
Appfolio Inc, Cl A *	1,478	91
Apple Inc	48,157	8,600
Applied Materials Inc	8,155	304
Aspen Technology Inc *	3,937	340
Automatic Data Processing Inc	11,554	1,703
Avaya Holdings Corp *	18,163	283
Avnet Inc	26,188	1,148
AVX Corp	4,625	76
Benchmark Electronics	3,931	94
Booz Allen Hamilton Holding Corp, Cl A	13,917	714
Broadridge Financial Solutions Inc	11,591	1,227
Cabot Microelectronics Corp	585	63
Cadence Design Systems Inc *	27,949	1,259
Ciena Corp *	13,450	439
Cirrus Logic *	4,906	184
Cisco Systems Inc	211,334	10,117
Citrix Systems Inc	43,593	4,750
Cognizant Technology Solutions Corp, Cl A	11,924	849
Cohu	25	—
Conduent Inc *	39,672	509
Control4 *	1,346	29
Diodes Inc *	9,886	344
Dolby Laboratories, Cl A	4,029	284
DXC Technology Co	55,495	3,498
eBay Inc *	96,336	2,876
Electro Scientific Industries Inc *	3,191	94
EVERTEC Inc	6,015	164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks Inc *	3,410	$586
Fabrinet *	3,571	188
Facebook Inc, Cl A *	5,884	827
Fiserv Inc *	20,226	1,600
Fortinet Inc *	13,484	996
Hewlett Packard Enterprise Co	5,426	81
HP Inc	212,850	4,896
Immersion *	4,484	43
Intel Corp	87,956	4,337
International Business Machines Corp	46,846	5,822
Intuit Inc	11,876	2,548
j2 Global	9,650	712
Jabil Inc	35,383	884
Jack Henry & Associates Inc	7,565	1,057
Juniper Networks Inc	60,271	1,730
KEMET Corp	5,591	114
Keysight Technologies Inc *	9,279	574
KLA-Tencor Corp	2,534	250
Lam Research Corp	10,332	1,622
Mastercard Inc, Cl A	12,176	2,448
MAXIMUS Inc	9,585	682
Micron Technology Inc *	42,563	1,641
Microsoft Corp	137,168	15,211
MobileIron *	7,186	35
Monotype Imaging Holdings Inc	4,113	71
Motorola Solutions Inc	5,239	688
Nanometrics *	2,254	72
National Instruments Corp	13,165	645
NetApp Inc	55,526	3,713
NIC	10,397	135
ON Semiconductor *	14,231	273
Oracle Corp	98,708	4,813
Paychex Inc	24,452	1,730
PayPal Holdings Inc *	17,036	1,462
Photronics Inc *	10,267	100
Pure Storage, Cl A *	7,801	148
QUALCOMM Inc	39,349	2,292
Quantenna Communications *	3,308	50
QuinStreet Inc *	2,049	33
Sabre	1,756	45
salesforce.com Inc *	17,753	2,534
SPS Commerce Inc *	1,668	142
Sykes Enterprises Inc *	10,601	293
Symantec Corp	9,228	204
SYNNEX Corp	11	1
Tech Data Corp *	7,570	681
Teradata *	9,877	372
Teradyne Inc	8,025	286
Texas Instruments Inc	8,165	815
Total System Services Inc	2,312	202
Unisys *	11,209	152
VeriSign Inc *	15,217	2,375

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Visa Inc, Cl A	35,001	$4,960
Vishay Intertechnology Inc	38,681	806
Vishay Precision Group Inc *	542	18
VMware, Cl A *	8,570	1,434
Western Digital Corp	17,448	792
Western Union Co/The	14,388	269
Xilinx Inc	24,266	2,244
XO Group Inc *	5,632	194
Zebra Technologies Corp, Cl A *	717	129

		146,109

Materials — 2.8%
AdvanSix Inc *	4,614	132
Air Products & Chemicals Inc	10,619	1,708
AptarGroup Inc	6,109	636
Avery Dennison Corp	8,779	846
Ball Corp	33,787	1,659
Bemis Co Inc	8,893	434
Boise Cascade Co	8,643	230
Celanese Corp, Cl A	8,298	838
Cleveland-Cliffs Inc	7,976	74
Domtar Corp	12,737	555
Freeport-McMoRan Inc, Cl B	38,567	460
FutureFuel Corp	4,575	79
Huntsman Corp	20,827	421
Ingevity Corp *	1,127	110
Kronos Worldwide Inc	3,477	43
Louisiana-Pacific Corp	30,347	694
LyondellBasell Industries NV, Cl A	38,340	3,577
Newmont Mining Corp	40,224	1,301
PPG Industries Inc	12,247	1,339
Rayonier Advanced Materials	8,724	129
Silgan Holdings Inc	7,594	196
Sonoco Products Co	9,664	556
Stepan Co	4,516	365
Trinseo SA	7,538	381
Verso Corp *	2,827	71
Warrior Met Coal Inc	8,545	203

		17,037

Real Estate — 2.4%
Brandywine Realty Trust ‡	14,621	209
CBRE Group Inc, Cl A *	1,654	72
Colony Capital ‡	38,957	240
CorEnergy Infrastructure Trust ‡	1,007	36
Crown Castle International Corp ‡	1,495	172
CubeSmart ‡	18,652	581
Duke Realty Corp ‡	10,397	296
Equity Commonwealth ‡	24,217	769
First Industrial Realty Trust Inc ‡	14,412	462
Four Corners Property Trust Inc ‡	4,809	133
Franklin Street Properties Corp ‡	10,347	80

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gaming and Leisure Properties Inc ‡	520	$18
Healthcare Trust of America, Cl A ‡	4,809	135
Hospitality Properties Trust ‡	24,971	670
Investors Real Estate Trust ‡	11,899	63
Lexington Realty Trust ‡	21,368	188
Liberty Property Trust ‡	6,108	277
Life Storage Inc ‡	2,547	249
Marcus & Millichap Inc *	2,422	88
Medical Properties Trust ‡	117,714	2,033
Mid-America Apartment Communities Inc ‡	1,787	185
Newmark Group Inc, Cl A	2,014	17
NorthStar Realty Europe ‡	4,435	73
Paramount Group Inc ‡	16,051	229
Park Hotels & Resorts Inc ‡	9,910	305
Piedmont Office Realty Trust Inc, Cl A ‡	12,412	230
Prologis Inc ‡	48,557	3,270
Public Storage ‡	325	69
Realogy Holdings	27,000	520
Realty Income Corp ‡	1,527	98
RMR Group Inc/The	1,438	93
Senior Housing Properties Trust ‡	36,847	507
SL Green Realty Corp ‡	4,903	473
Spirit Realty Capital Inc ‡	28,397	211
Sun Communities Inc ‡	1,007	105
Tier REIT Inc ‡	5,020	118
UDR Inc ‡	1,947	83
Ventas Inc ‡	1,462	93
VEREIT Inc ‡	7,051	54
Weingarten Realty Investors ‡	337	10
Welltower Inc ‡	6,628	479
Weyerhaeuser Co ‡	6,498	172
WP Carey ‡	6,410	434

		14,599

Utilities — 2.2%
AES Corp/VA	65,977	1,022
CenterPoint Energy Inc	112,852	3,161
Entergy Corp	13,029	1,134
Exelon Corp	112,160	5,203
National Fuel Gas	3,834	207
NRG Energy Inc	8,079	311
OGE Energy Corp	18,309	725
Portland General Electric Co	15,498	746
UGI Corp	14,134	812

		13,321

Total Common Stock (Cost $602,766) ($ Thousands)		599,220

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**†	4,021,228	$4,021

(Cost $4,021) ($ Thousands)		4,021

Total Investments in Securities — 98.5% (Cost $606,787) ($ Thousands)		$603,241

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	90	Dec-2018	$12,386	$12,412	$26

Percentages are based on Net Assets of $612,677 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

Cl — Class

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$599,220	$—	$—	$599,220
Cash Equivalent	4,021	—	—	4,021

Total Investments in Securities	$603,241	$—	$—	$603,241

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$26	$–	$–	$26

Total Other Financial Instruments	$26	$–	$–	$26

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 28,900	$ 35,920	$ (60,799)	$ 4,021	$ 46

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 5.5%
AT&T Inc	531,607	$16,607
BCE Inc	86,000	3,685
Boston Omaha Corp, CI A *	1,772	44
Cars.com Inc *	18,601	481
China Mobile Ltd ADR	87,300	4,342
Cogeco Communications Inc	13,400	651
Emerald Expositions Events Inc	26,260	307
Madison Square Garden Co/The, CI A *	17,639	4,763
Nippon Telegraph & Telephone Corp ADR	86,900	3,586
NTT DOCOMO Inc ADR	211,400	4,889
Sirius XM Holdings Inc	89,027	555
SK Telecom Co Ltd ADR	207,600	5,890
Verizon Communications Inc	438,044	26,414
World Wrestling Entertainment Inc, Cl A	5,641	417

		72,631

Consumer Discretionary — 7.8%
AutoZone Inc *	10,300	8,333
Bed Bath & Beyond Inc	90,600	1,167
Big Lots Inc	28,000	1,220
Booking Holdings Inc *	2,252	4,261
Brinker International Inc	99,200	5,067
Cable One Inc	590	531
Callaway Golf Co	33,265	570
Canadian Tire Corp Ltd, Cl A	51,400	5,737
Carter’s Inc	2,158	200
Cheesecake Factory Inc/The	11,923	563
Churchill Downs Inc	2,346	652
Cinemark Holdings Inc	53,113	2,038
Comcast Corp, Cl A	217,700	8,492
Cracker Barrel Old Country Store Inc	5,819	1,052
Darden Restaurants Inc	21,544	2,381
Del Taco Restaurants Inc *	15,961	171
Discovery Inc, CI C *	74,088	2,069
Five Below Inc *	4,553	477
Garmin Ltd	11,328	755
Graham Holdings Co, Cl B	592	390
H&R Block Inc	128,914	3,482
Hamilton Beach Brands Holding Co, Cl A	1,818	41
Hilton Grand Vacations Inc *	138,885	4,453
K12 Inc *	5,801	138
Kohl’s Corp	74,400	4,997
MSG Networks Inc *	24,669	661
Murphy USA Inc *	22,500	1,823
NVR Inc *	1,748	4,283
Omnicom Group Inc	101,700	7,828
PetMed Express Inc	2,743	66
Potbelly Corp *	4,739	48
Red Lion Hotels Corp *	5,018	45
Sally Beauty Holdings Inc *	137,600	2,905
Target Corp	266,600	18,918

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	2,218	$146
Toyota Motor Corp ADR	20,000	2,430
Ulta Beauty Inc *	1,106	329
Walt Disney Co/The	35,000	4,042

		102,761

Consumer Staples — 16.0%
Altria Group Inc	334,558	18,344
Boston Beer Co Inc/The, CI A *	460	126
Bunge Ltd	888	51
Calavo Growers Inc	7,752	762
Cal-Maine Foods Inc	17,929	838
Clorox Co/The	32,833	5,438
Coca-Cola Co/The	77,927	3,927
Colgate-Palmolive Co	108,295	6,879
Conagra Brands Inc	124,600	4,030
Costco Wholesale Corp	28,297	6,544
Craft Brew Alliance Inc *	1,281	21
Flowers Foods Inc	98,958	1,958
Fresh Del Monte Produce Inc	17,497	589
Freshpet Inc *	2,625	87
George Weston Ltd	10,274	743
Hershey Co/The	67,241	7,282
Hostess Brands Inc, Cl A *	28,891	337
Ingredion Inc	77,204	8,065
J&J Snack Foods Corp	3,485	547
JM Smucker Co/The	112,400	11,747
John B Sanfilippo & Son Inc	1,360	85
Kellogg Co	165,600	10,540
Kimberly-Clark Corp	43,965	5,072
Kroger Co/The	418,000	12,398
Lamb Weston Holdings Inc	82,063	6,294
Lancaster Colony Corp	5,783	1,043
MGP Ingredients Inc	3,708	252
National Beverage Corp	3,033	265
PepsiCo Inc	70,301	8,572
Performance Food Group Co *	20,836	718
Philip Morris International Inc	46,152	3,993
Procter & Gamble Co/The	88,798	8,392
Simply Good Foods Co/The *	2,845	58
Sysco Corp	116,477	7,850
Tyson Foods Inc, Cl A	272,811	16,082
Universal Corp/VA	3,408	216
US Foods Holding Corp *	4,224	140
USANA Health Sciences Inc *	4,895	599
Vector Group Ltd	25,555	322
Walgreens Boots Alliance Inc	270,200	22,878
Walmart Inc	280,500	27,391

		211,475

Energy — 2.4%
Chevron Corp	69,100	8,219

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dorian LPG Ltd *	23,639	$166
Exxon Mobil Corp	152,600	12,132
Midstates Petroleum Co Inc *	13,277	110
Par Pacific Holdings Inc *	32,731	554
Phillips 66	41,200	3,853
Rosehill Resources Inc, CI A *	3,333	12
SilverBow Resources Inc *	1,578	39
Valero Energy Corp	82,400	6,584

		31,669

Financials — 14.5%
ACNB Corp	799	29
Aflac Inc	228,000	10,429
AG Mortgage Investment Trust Inc ‡	1,368	25
AGNC Investment Corp ‡	157,756	2,792
Allstate Corp/The	132,300	11,800
American Financial Group Inc/OH	123,787	12,671
American National Insurance Co	3,716	474
Annaly Capital Management Inc ‡	1,181,065	11,858
Anworth Mortgage Asset Corp ‡	11,203	50
Apollo Commercial Real Estate Finance Inc ‡	271,211	5,137
Arch Capital Group Ltd *	275,712	7,891
Ares Commercial Real Estate Corp ‡	11,694	167
ARMOUR Residential REIT Inc ‡	7,794	173
Axis Capital Holdings Ltd	46,100	2,552
B. Riley Financial Inc	13,800	251
Bank of NT Butterfield & Son Ltd/The	18,262	725
Baycom Corp *	2,265	52
BB&T Corp	51,900	2,652
BCB Bancorp Inc	6,000	70
Berkshire Hathaway Inc, CI B *	102,800	22,435
Blackstone Mortgage Trust Inc, Cl A ‡	21,410	751
Brown & Brown Inc	30,748	892
Cambridge Bancorp	466	41
Canadian Imperial Bank of Commerce	65,200	5,470
Cboe Global Markets Inc	56,746	6,107
Century Bancorp Inc/MA, Cl A	1,445	118
Chimera Investment Corp ‡	112,715	2,163
Civista Bancshares Inc	3,060	65
CME Group Inc, CI A	42,575	8,093
Codorus Valley Bancorp Inc	174	4
Community Bankers Trust Corp *	12,396	103
Community Financial Corp/The	121	4
Eagle Bancorp Inc *	7,673	442
Erie Indemnity Co, Cl A	2,730	374
Essent Group Ltd *	19,814	764
Everest Re Group Ltd	38,200	8,483
Exantas Capital Corp ‡	7,592	85
FactSet Research Systems Inc	7,069	1,658
FGL Holdings *	114,235	915
First Bancshares Inc/The	986	35
First Business Financial Services Inc	1,975	42

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Citizens BancShares Inc/NC, Cl A	181	$78
First Foundation Inc *	1,596	26
Genworth MI Canada Inc	22,800	748
Global Indemnity Ltd	2,058	71
Granite Point Mortgage Trust Inc ‡	15,421	292
Great Ajax Corp ‡	6,706	87
Green Dot Corp, CI A *	406	34
Health Insurance Innovations Inc, CI A *	4,520	166
Hingham Institution for Savings	525	117
HomeTrust Bancshares Inc	4,794	125
Houlihan Lokey Inc, Cl A	7,822	331
Howard Bancorp Inc *	3,768	60
Independence Holding Co	1,717	66
INTL. FCStone Inc *	6,513	254
Invesco Mortgage Capital Inc ‡	6,836	107
Investar Holding Corp	568	14
Kemper Corp	2,167	165
Kingstone Cos Inc	4,620	73
Live Oak Bancshares Inc	13,242	237
Loblaw Cos Ltd	76,100	3,509
Malvern Bancorp Inc *	301	6
MarketAxess Holdings Inc	22,565	4,913
MFA Financial Inc ‡	505,099	3,662
Moelis & Co, CI A	10,915	441
Morningstar Inc	9,883	1,168
National Bank of Canada	73,600	3,356
National Commerce Corp *	7,215	298
National General Holdings Corp	9,924	263
Nicolet Bankshares Inc *	4,126	214
NMI Holdings Inc, Cl A *	18,389	359
Northeast Bancorp	12,337	230
Norwood Financial Corp	322	11
Ohio Valley Banc Corp	1,257	47
Old Line Bancshares Inc	11,517	349
Old Second Bancorp Inc	9,678	142
Orrstown Financial Services Inc	3,826	79
Parke Bancorp Inc	3,058	58
PCSB Financial Corp	8,894	177
PennyMac Financial Services Inc	7,688	158
Peoples Bancorp of North Carolina Inc	429	12
Popular Inc	42,045	2,371
Progressive Corp/The	98,658	6,540
Protective Insurance Corp	198	4
Ready Capital Corp ‡	17,951	267
Reinsurance Group of America Inc, Cl A	28,600	4,272
Riverview Bancorp Inc	3,807	31
Safety Insurance Group Inc	5,732	503
SmartFinancial Inc *	4,037	83
Southern National Bancorp of Virginia Inc	8,494	135
Starwood Property Trust Inc ‡	355,761	7,958
Third Point Reinsurance Ltd *	47,335	488
Timberland Bancorp Inc/WA	9,702	275

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toronto-Dominion Bank/The	94,200	$5,214
TPG RE Finance Trust Inc ‡	7,003	138
Travelers Cos Inc/The	58,300	7,601
Two Harbors Investment Corp ‡	372,539	5,357
United Security Bancshares/Fresno CA	569	6
Unity Bancorp Inc	3,935	87
Waterstone Financial Inc	5,218	87

		192,762

Health Care — 13.6%
AbbVie Inc	51,600	4,864
Amgen Inc	30,300	6,310
Amphastar Pharmaceuticals Inc *	11,953	260
Assembly Biosciences Inc *	3,661	94
Bio-Rad Laboratories Inc, CI A *	20,544	5,639
Cambrex Corp *	7,813	374
CareDx Inc *	6,686	196
Codexis Inc *	22,011	483
CryoPort Inc *	4,931	53
Cutera Inc *	1,521	31
CVS Health Corp	79,936	6,411
Dova Pharmaceuticals Inc *	11,010	164
Eli Lilly & Co	163,500	19,398
Enzo Biochem Inc *	33,146	102
Express Scripts Holding Co *	95,500	9,690
Gilead Sciences Inc	92,000	6,618
Haemonetics Corp *	6,614	710
HCA Healthcare Inc	97,700	14,068
Heska Corp *	247	26
Humana Inc	21,731	7,160
ICU Medical Inc *	7,993	1,922
IDEXX Laboratories Inc *	3,864	787
Inogen Inc *	105	15
Intersect ENT Inc *	641	19
IntriCon Corp *	902	31
Johnson & Johnson	203,400	29,879
Kindred Biosciences Inc *	2,506	34
LeMaitre Vascular Inc	22,722	634
Merck & Co Inc	360,162	28,575
Myriad Genetics Inc *	8,153	263
Pfizer Inc	753,700	34,844
Tactile Systems Technology Inc *	7,751	436
Utah Medical Products Inc	1,849	175

		180,265

Industrials — 6.1%
ADT Inc	152,112	1,188
Advanced Disposal Services Inc, CI A *	24,341	656
Aerovironment Inc *	2,415	185
Allison Transmission Holdings Inc, Cl A	179,500	8,456
Blue Bird Corp *	3,233	62
BWX Technologies Inc	59,095	2,672

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carlisle Cos Inc	23,496	$2,479
Casella Waste Systems Inc, CI A *	5,529	181
Daseke Inc *	14,096	57
Eaton Corp PLC	88,900	6,840
Expeditors International of Washington Inc	22,800	1,735
FedEx Corp	10,400	2,382
Forrester Research Inc	2,078	97
Hurco Cos Inc	587	22
Lockheed Martin Corp	19,140	5,750
Maxar Technologies Ltd	10,863	180
National Presto Industries Inc	611	78
Omega Flex Inc	530	29
Raytheon Co	33,761	5,920
Republic Services Inc, CI A	160,370	12,403
Schneider National Inc, Cl B	28,584	638
Toro Co/The	14,131	876
United Technologies Corp	76,600	9,333
Vectrus Inc *	10,467	254
Waste Management Inc	193,832	18,172

		80,645

Information Technology — 15.5%
Alpha & Omega Semiconductor Ltd *	7,515	83
Amdocs Ltd	372,977	24,210
Appfolio Inc, CI A *	964	59
Apple Inc	124,800	22,287
Aspen Technology Inc *	11,813	1,019
Automatic Data Processing Inc	37,240	5,490
Booz Allen Hamilton Holding Corp, Cl A	128,074	6,571
Broadridge Financial Solutions Inc	5,652	598
Cadence Design Systems Inc *	45,045	2,029
Canon Inc ADR	94,900	2,685
Casa Systems Inc *	7,688	120
CDK Global Inc	67,141	3,384
Cisco Systems Inc	463,800	22,202
Cision Ltd *	10,778	135
Corning Inc	138,500	4,462
CSG Systems International Inc	104,346	3,659
Diodes Inc *	3,981	139
F5 Networks Inc *	47,100	8,100
Genpact Ltd	46,823	1,422
Intel Corp	452,000	22,288
International Business Machines Corp	89,200	11,085
Jack Henry & Associates Inc	11,609	1,622
KLA-Tencor Corp	64,700	6,377
Maxim Integrated Products Inc	35,871	2,006
Motorola Solutions Inc	158,553	20,810
National Instruments Corp	51,476	2,520
NXP Semiconductors NV	14,598	1,217
Oracle Corp	191,500	9,338
Paychex Inc	9,053	641
PRGX Global Inc *	3,016	28

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sykes Enterprises Inc *	4,403	$122
Symantec Corp	208,361	4,607
SYNNEX Corp	1	—
Synopsys Inc *	47,858	4,400
Tech Data Corp *	30,000	2,698
TechTarget Inc *	2,472	36
TTEC Holdings Inc	1,975	58
Western Union Co/The	372,900	6,984
Zix Corp *	6,514	43

		205,534

Materials — 2.2%
Avery Dennison Corp	13,228	1,275
Axalta Coating Systems Ltd *	5,440	136
Crown Holdings Inc *	109,300	5,605
Eastman Chemical Co	62,390	4,917
Gold Resource Corp	49,972	191
Materion Corp	1,383	73
NewMarket Corp	697	293
Newmont Mining Corp	97,125	3,141
Royal Gold Inc	21,487	1,572
Schweitzer-Mauduit International Inc	60,500	1,725
Sonoco Products Co	152,655	8,784
Valvoline Inc	96,014	2,025

		29,737

Real Estate — 3.6%
Apple Hospitality REIT Inc ‡	472,215	7,494
Consolidated-Tomoka Land Co	1,731	100
CorePoint Lodging Inc ‡	11,141	157
Cousins Properties Inc ‡	3,461	29
Easterly Government Properties Inc ‡	29,977	546
Equity Commonwealth ‡	18,198	578
Equity LifeStyle Properties Inc ‡	2,519	251
Four Corners Property Trust Inc ‡	1,868	52
Getty Realty Corp ‡	117,500	3,594
Marcus & Millichap Inc *	2,950	108
Maui Land & Pineapple Co Inc *	2,932	34
MedEquities Realty Trust Inc ‡	5,991	41
National Health Investors Inc ‡	53,702	4,188
Newmark Group Inc, Cl A	5,080	43
Omega Healthcare Investors Inc ‡	140,100	5,315
Park Hotels & Resorts Inc ‡	14,864	458
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	4,199
PotlatchDeltic Corp ‡	4,389	163
PS Business Parks Inc ‡	8,376	1,181
Rayonier Inc ‡	1,554	49
Retail Properties of America Inc, Cl A ‡	248,400	3,127
RMR Group Inc/The	7,828	506
Ryman Hospitality Properties Inc ‡	3,252	241
SBA Communications Corp, Cl A *‡	1,680	287
Senior Housing Properties Trust ‡	239,000	3,289

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
St Joe Co/The *	1,643	$25
Terreno Realty Corp ‡	22,599	881
VEREIT Inc ‡	825,700	6,317
VICI Properties Inc ‡	207,392	4,515
Xenia Hotels & Resorts Inc ‡	18,331	372

		48,140

Utilities — 9.9%
ALLETE Inc	11,498	936
Ameren Corp	187,246	12,849
American Electric Power Co Inc	123,938	9,635
Avangrid Inc	37,573	1,893
CenterPoint Energy Inc	91,147	2,553
Chesapeake Utilities Corp	9,496	817
Clearway Energy Inc, Cl C	16,213	296
CMS Energy Corp	110,442	5,753
DTE Energy Co	40,766	4,881
Edison International	118,100	6,533
El Paso Electric Co	14,555	806
Entergy Corp	219,700	19,127
Exelon Corp	426,200	19,771
FirstEnergy Corp	324,400	12,272
Hawaiian Electric Industries Inc	61,343	2,351
IDACORP Inc	12,343	1,212
MGE Energy Inc	8,422	557
New Jersey Resources Corp	572	28
NextEra Energy Inc	45,092	8,194
Northwest Natural Holding Co	10,385	689
NorthWestern Corp	12,842	821
Pinnacle West Capital Corp	20,253	1,810
PNM Resources Inc	19,634	849
Portland General Electric Co	13,382	644
Public Service Enterprise Group Inc	211,000	11,795
South Jersey Industries Inc	3,192	100
Southwest Gas Holdings Inc	5,564	438
Spire Inc	12,780	1,008
Unitil Corp	13,129	666
Xcel Energy Inc	24,013	1,259

		130,543

Total Common Stock (Cost $1,068,386) ($ Thousands)		1,286,162

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	44,745,436	$44,745
Total Cash Equivalents (Cost $44,745) ($ Thousands)		44,745

Total Investments in Securities — 100.5% (Cost $1,113,131) ($ Thousands)		$1,330,907

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	126	Dec-2018	$17,336	$17,377	$41

Percentages	are based on Net Assets of $1,324,005 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,286,162	$–	$–	$1,286,162
Cash Equivalent	44,745	–	–	44,745

Total Investments in Securities	$1,330,907	$–	$–	$1,330,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$41	$–	$–	$41

Total Other Financial Instruments	$41	$–	$–	$41

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$15,317	$263,481	$(234,053)	$44,745	$323

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Australia — 2.2%
AGL Energy Ltd	494,103	$6,787
AMP Ltd	555,724	986
Aurizon Holdings Ltd	220,557	678
AusNet Services	476,675	538
BHP Billiton Ltd	28,430	637
Caltex Australia Ltd	36,849	741
Coca-Cola Amatil Ltd	1,105,421	6,975
Cochlear Ltd	16,673	2,061
Coles Group Ltd *	281,872	2,410
Computershare Ltd	46,037	610
Crown Resorts Ltd	61,635	527
CSL Ltd	36,681	4,752
Flight Centre Travel Group Ltd	46,218	1,649
Harvey Norman Holdings Ltd	131,398	303
Insurance Australia Group Ltd	80,711	429
LendLease Group	146,127	1,351
Mirvac Group ‡	1,998,600	3,196
Orica Ltd	2	–
Rio Tinto Ltd	23,438	1,254
Sonic Healthcare Ltd	106,747	1,777
South32 Ltd	231,412	524
Stockland ‡	166,723	443
Suncorp Group Ltd	24,249	236
Telstra Corp Ltd	787,655	1,685
Wesfarmers Ltd	281,872	6,503
Woolworths Group Ltd	103,055	2,176
		49,228

Austria — 0.8%
Agrana Beteiligungs AG	15,528	320
Erste Group Bank AG	91,360	3,605
EVN AG	7,223	115
Flughafen Wien AG	5,554	216
Oberbank AG	489	49
Oesterreichische Post AG	110,402	4,065
OMV AG	533	27
Raiffeisen Bank International AG	12,341	364
Telekom Austria AG, CI A	52,295	384
UNIQA Insurance Group AG	59,795	576
Verbund AG, Cl A	69,795	2,855
Vienna Insurance Group AG Wiener Versicherung Gruppe	30,258	778
voestalpine AG	147,492	4,901
		18,255

Belgium — 0.9%
Ageas	150,613	7,271
bpost SA	109,000	1,408
Colruyt SA	79,970	5,110
D’ieteren SA/NV	1,408	57
Elia System Operator SA/NV	6,906	461
Financiere de Tubize SA	823	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Proximus SADP	63,463	$1,756
UCB SA	49,926	4,197
		20,316

Canada — 5.5%
Agnico Eagle Mines Ltd	4,000	141
Atco Ltd/Canada, Cll	37,761	1,154
Bank of Montreal	155,593	11,605
Bank of Nova Scotia/The	71,000	3,862
BCE Inc	77,100	3,304
Canadian Imperial Bank of Commerce	54,029	4,533
Canadian Tire Corp Ltd, Cl A	67,450	7,529
Canadian Utilities Ltd, Cl A	51,655	1,217
CGI Group Inc, CI A *	115,200	7,367
CI Financial Corp	13,500	204
Constellation Software Inc/Canada	2,427	1,664
Dollarama Inc	17,663	467
Emera Inc	354	12
Empire Co Ltd, Cl A	20,457	387
Fairfax Financial Holdings Ltd	3,300	1,560
George Weston Ltd	111,637	8,069
Great-West Lifeco Inc	25,400	582
H&R Real Estate Investment Trust ‡	69,694	1,103
Intact Financial Corp	33,251	2,661
Kinross Gold Corp *	261,100	707
Loblaw Cos Ltd	204,800	9,444
Lululemon Athletica Inc *	34,808	4,614
Metro Inc, Cl A	21,200	731
Morguard Real Estate Investment Trust ‡	6,927	59
National Bank of Canada	115,294	5,257
Power Corp of Canada	22,500	449
Power Financial Corp	17,000	360
RioCan Real Estate Investment Trust ‡	63,373	1,179
Rogers Communications Inc, Cl B	222,896	11,885
Royal Bank of Canada	51,400	3,767
SmartCentres Real Estate Investment Trust ‡	8,900	210
TELUS Corp	210,101	7,539
TMX Group Ltd	43,300	2,569
Toronto-Dominion Bank/The	295,281	16,343
Waste Connections Inc	44,400	3,484
		126,018

Denmark — 1.1%
Carlsberg A/S, Cl B	70,510	7,809
Coloplast A/S, Cl B	13,356	1,274
Danske Bank A/S	218,600	4,358
GN Store Nord A/S	88,091	3,078
H Lundbeck A/S	22,589	928
Matas A/S	30,285	296
Novo Nordisk A/S, Cl B	64,778	3,007
Royal Unibrew A/S	54,069	3,916

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
William Demant Holding A/S *	40,106	$1,171
		25,837

Finland — 0.6%
Aktia Bank OYJ	15,885	168
Aspo OYJ	3,245	34
DNA OYJ	17,419	322
Elisa OYJ, Cl A	20,781	833
Fortum OYJ	338,576	7,058
Kesko OYJ, Cl B	69,928	4,074
Olvi OYJ, CI A	1,886	62
Orion Oyj, Cl B	18,792	627
Raisio Oyj, CI V	17,895	56
		13,234

France — 1.7%
Aeroports de Paris	1,790	348
AXA SA	15,605	380
Boiron SA	809	48
Cie des Alpes	4,246	124
Credit Agricole SA	34,112	424
Dassault Aviation SA	2,075	3,172
Engie SA	81,725	1,149
Eutelsat Communications SA	15,685	334
Fountaine Pajot SA	345	38
Hermes International	2,015	1,090
Metropole Television SA	19,829	352
Peugeot SA	115,095	2,528
Publicis Groupe SA	20,876	1,238
Sanofi	115,800	10,464
Societe BIC SA	3,137	336
TOTAL SA	220,300	12,263
Veolia Environnement SA	267,282	5,682
		39,970

Germany — 2.0%
Aareal Bank AG	85,192	2,798
adidas AG	14,550	3,209
Allianz SE	13,100	2,766
Aurubis AG	17,187	936
Bayerische Motoren Werke AG	45,600	3,728
CTS Eventim AG & Co KGaA	17,094	657
Deutsche Lufthansa AG	172,099	4,189
Deutsche Telekom AG	143,126	2,509
Evonik Industries AG	163,800	4,405
Fraport AG Frankfurt Airport Services
Worldwide	4,059	298
Freenet AG	130,015	2,676
Hornbach Holding AG & Co KGaA	2,152	123
MAN SE	2,797	286
McKesson Europe AG	7,101	209
Merck KGaA	7,149	788
METRO AG	111,754	1,715

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	30,500	$6,627
MVV Energie AG	1,870	54
RHOEN-KLINIKUM AG	43,748	1,102
Salzgitter AG	53,924	1,730
TAG Immobilien AG	116,800	2,796
Talanx AG	60,400	2,156
Wuestenrot & Wuerttembergische AG	17,260	341
		46,098

Hong Kong — 2.9%
ASM Pacific Technology Ltd	262,800	2,687
BOC Hong Kong Holdings Ltd	564,500	2,200
Chevalier International Holdings Ltd	14,000	20
Chinney Investments Ltd	88,000	29
CK Asset Holdings Ltd	50,000	360
CK Hutchison Holdings Ltd	8,500	89
CK Infrastructure Holdings Ltd	606,425	4,611
CLP Holdings Ltd	1,637,191	18,044
First Pacific Co Ltd	627,280	242
Fountain SET Holdings Ltd	386,000	55
Guoco Group Ltd	800	10
Hang Seng Bank Ltd	105,411	2,433
HK Electric Investments & HK Electric Investments Ltd	1,071,521	1,027
HKT Trust & HKT Ltd	4,861,686	7,032
Hong Kong & China Gas Co Ltd	373,890	754
Hongkong Land Holdings Ltd	36,600	238
Hysan Development Co Ltd	75,684	362
Kerry Properties Ltd	1,531,143	5,253
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	168
Li & Fung Ltd	376,000	77
Link REIT ‡	581,038	5,531
MTR Corp Ltd	512,843	2,661
NWS Holdings Ltd	265,989	559
Paliburg Holdings Ltd	104,000	39
PCCW Ltd	1,668,542	979
Power Assets Holdings Ltd	270,087	1,829
Regal Hotels International Holdings Ltd	132,000	76
Sun Hung Kai Properties Ltd	281,000	4,004
Sunlight Real Estate Investment Trust ‡	4,943	3
Swire Pacific Ltd, Cl A	93,621	1,035
Wharf Real Estate Investment Co Ltd	60,000	361
Wing Tai Properties	18,000	13
Yue Yuen Industrial Holdings Ltd	990,500	2,879
		65,660

Ireland — 0.0%
Total Produce PLC	118,138	208

Israel — 1.7%
Amot Investments Ltd	45,451	226
Bank Hapoalim BM	1,351,918	9,257

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Leumi Le-Israel BM	1,521,925	$9,968
Check Point Software Technologies Ltd *	24,351	2,723
Delta Galil Industries Ltd	309	8
FIBI Holdings Ltd	375	10
Israel Discount Bank Ltd, Cl A	388,760	1,341
Maabarot Products Ltd	1,493	16
Malam - Team Ltd	731	70
Mizrahi Tefahot Bank Ltd	380,700	6,907
Nice Ltd *	8,409	965
Oil Refineries Ltd	613,113	308
OPC Energy Ltd	7,483	38
Orbotech Ltd *	54,700	3,174
Paz Oil Co Ltd	7,771	1,188
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	15,982	826
Shufersal Ltd	261,032	1,712
Strauss Group Ltd	33,877	778
Teva Pharmaceutical Industries Ltd	11,259	244
Victory Supermarket Chain Ltd	2,933	38
		39,797

Italy — 0.3%
A2A SpA	784,743	1,320
ACEA SpA	4,161	56
Ascopiave SpA	2,940	10
Assicurazioni Generali SpA	99,219	1,673
Banca Mediolanum SpA	55,936	335
Hera SpA	692,174	1,901
Iren SpA	885,046	1,925
Orsero SpA	7,800	64
		7,284

Japan — 8.0%
ABC-Mart Inc	8,100	455
Aeon Co Ltd	140,200	3,360
Aeon Hokkaido Corp	16,000	114
Ahjikan Co Ltd	6,100	60
Aisin Seiki Co Ltd	103,200	4,081
Alfresa Holdings Corp	17,700	471
Alpen Co Ltd	30,600	525
Aohata Corp	3,000	68
Aozora Bank Ltd	85,300	2,802
Araya Industrial Co Ltd	3,800	61
Astellas Pharma Inc	575,000	8,834
Atsugi Co Ltd	25,200	238
Bandai Namco Holdings Inc	14,800	622
Benesse Holdings Inc	5,300	157
Biofermin Pharmaceutical Co Ltd	1,300	32
Can Do Co Ltd	20,916	310
Canon Inc	309,200	8,768
C’BON COSMETICS Co Ltd	3,200	76
Choushimaru Co Ltd	14,500	134
Chubu Electric Power Co Inc	42,400	636

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Create Medic Co Ltd	3,300	$32
Daiichi Sankyo Co Ltd	95	3
Daiohs Corp	2,700	33
DyDo Group Holdings Inc	17,196	936
Ebara Foods Industry Inc	1,700	33
ESTELLE Holdings Co Ltd	6,000	37
Fujiya Co Ltd	9,400	208
Gourmet Kineya Co Ltd	8,000	84
Hakudo Co Ltd	9,800	153
Hoya Corp	44,972	2,733
ITOCHU Corp	210,300	3,734
Itochu-Shokuhin Co Ltd	953	45
Japan Airlines Co Ltd	136,500	4,921
Japan Post Bank Co Ltd	210,500	2,458
Japan Post Holdings Co Ltd	563,800	6,862
Japan Prime Realty Investment Corp, Cl A ‡	119	465
Japan Tobacco Inc	10,400	259
Jolly - Pasta Co Ltd	1,800	32
JSR Corp	37,300	597
JXTG Holdings	1,395,600	8,435
Kadoya Sesame Mills Inc	1,000	51
Kakaku.com Inc	7,300	147
Kakiyasu Honten Co Ltd	9,900	214
Kato Sangyo Co Ltd	16,200	501
KDDI Corp	359,900	8,444
Keiyo Co Ltd	31,200	167
KFC Holdings Japan Ltd	10,173	178
King Jim Co Ltd	7,600	61
Kohnan Shoji Co Ltd	162,554	4,008
Komeri Co Ltd	3,500	84
Kuraray Co Ltd	165,400	2,569
Kurimoto Ltd	10,000	145
Kyokuyo Co Ltd	14,800	420
KYORIN Holdings Inc	28,100	675
Kyushu Railway Co	37,400	1,235
Marubeni Corp	219,500	1,638
Marudai Food Co Ltd	3,167	56
Matsuyafoods Holdings Co Ltd	2,630	90
McDonald’s Holdings Co Japan Ltd	45,700	2,049
Medipal Holdings Corp	111,200	2,546
Mitsubishi Gas Chemical Co Inc	64,900	1,065
Mitsubishi Tanabe Pharma Corp	162,000	2,487
Mitsui & Co Ltd	82,700	1,292
Mitsui Sugar Co Ltd	4,200	112
Miyoshi Oil & Fat Co Ltd	10,700	120
Mizuho Financial Group Inc	1,415,900	2,348
Mochida Pharmaceutical Co Ltd	6,500	590
Morito Co Ltd	3,500	25
Morozoff Ltd	700	34
Mory Industries Inc	1,500	36
Nakayama Steel Works Ltd	40,800	210
Nichia Steel Works Ltd	13,800	41

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nihon Shokuhin Kako Co Ltd	1,477	$24
Nippon Beet Sugar Manufacturing Co Ltd	3,000	52
Nippon Building Fund Inc, Cl A ‡	47	293
Nippon Express Co Ltd	6,486	391
Nippon Flour Mills Co Ltd	198,242	3,382
Nippon Light Metal Holdings Co Ltd	8,400	19
Nippon Telegraph & Telephone Corp	431,600	17,789
Nissan Motor Co Ltd	808,700	7,081
Nisshin Oillio Group Ltd/The	2,249	70
Nissui Pharmaceutical Co Ltd	8,900	95
NJS Co Ltd	3,200	48
NTT DOCOMO Inc	403,342	9,337
Ohsho Food Service Corp	11,300	789
Okinawa Cellular Telephone Co	2,300	76
Okinawa Electric Power Co Inc/The	35,450	705
Ootoya Holdings Co Ltd	1,900	38
Oracle Corp Japan	29,754	1,931
Osaka Gas Co Ltd	137,200	2,500
Otsuka Corp	47,400	1,595
Otsuka Holdings Co Ltd	3,100	151
OUG Holdings Inc	3,500	82
Rhythm Watch Co Ltd	1,600	29
Ricoh Co Ltd	56,000	543
Sankyo Co Ltd	18,300	732
Sekisui Chemical Co Ltd	194,100	3,149
Senko Group Holdings Co Ltd	429,100	3,341
Senshu Ikeda Holdings Inc	884,600	2,633
Seven & i Holdings Co Ltd	115,800	5,041
SG Holdings Co Ltd	61,000	1,493
Shimamura Co Ltd	3,000	255
Shionogi & Co Ltd	10,700	708
Showa Sangyo Co Ltd	3,300	82
SKY Perfect JSAT Holdings Inc	378,000	1,821
SRS Holdings Co Ltd	18,700	170
Sumitomo Corp	113,700	1,746
Sumitomo Osaka Cement Co Ltd	69,400	3,117
Taisho Pharmaceutical Holdings Co Ltd	500	58
Takihyo Co Ltd	2,800	49
Teijin Ltd	327,300	5,650
Ten Allied Co Ltd *	6,400	23
Toho Holdings Co Ltd	20,900	555
Tokai Corp/Gifu	54	1
Tokyo Electric Power Co Holdings Inc *	211,100	1,281
Tokyu Recreation Co Ltd	800	35
Tsumura & Co	13,200	409
Unicafe Inc	9,700	108
Vital KSK Holdings Inc	32,600	348
West Japan Railway Co	19,800	1,379
Yamada Denki Co Ltd	138,000	667
Yamaguchi Financial Group Inc	365,000	3,780
Zaoh Co Ltd	2,000	25
		183,178

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Luxembourg — 0.1%
RTL Group SA	21,720	$1,300

Netherlands — 0.9%
ABN AMRO Group NV (A)	38,335	977
Amsterdam Commodities NV	2,334	46
Coca-Cola European Partners PLC	3,951	190
ForFarmers NV	77,065	756
Koninklijke Ahold Delhaize NV	453,982	11,671
NN Group NV	111,062	4,724
Signify NV (A)	78,500	2,088
Sligro Food Group NV	14,231	596
		21,048

New Zealand — 1.0%
Air New Zealand Ltd	153,989	326
Argosy Property Ltd	548,186	437
Arvida Group Ltd	26,776	24
Auckland International Airport Ltd	105,441	521
Chorus Ltd	39,410	130
Contact Energy Ltd	803,036	3,238
EBOS Group Ltd	3,798	56
Fisher & Paykel Healthcare Corp Ltd	458,929	4,193
Fletcher Building Ltd	301,241	985
Freightways Ltd	95,347	458
Genesis Energy Ltd	465,814	819
Goodman Property Trust ‡	810,739	863
Infratil Ltd	25,128	63
Investore Property Ltd ‡	35,612	37
Kathmandu Holdings Ltd	26,383	50
Kiwi Property Group Ltd ‡	1,028,479	978
Mainfreight Ltd	37,867	788
Mercury NZ Ltd	890,272	2,171
Meridian Energy Ltd	109,580	249
Metlifecare Ltd	56,720	216
New Zealand Refining Co Ltd/The	27,387	44
Property for Industry Ltd ‡	23,622	28
Restaurant Brands New Zealand Ltd	135,487	793
Ryman Healthcare Ltd	89,763	715
Sanford Ltd/NZ	8,999	42
Spark New Zealand Ltd	1,091,676	3,172
Steel & Tube Holdings Ltd	33,559	28
Stride Property Group	190,287	243
Summerset Group Holdings Ltd	203,310	919
Trustpower Ltd	12,723	53
Z Energy Ltd	130,991	517
		23,156

Norway — 1.1%
Equinor ASA	102,715	2,394
Leroy Seafood Group ASA	480,800	4,086
Norsk Hydro ASA	67,413	317
Orkla ASA	1,026,325	8,470

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telenor ASA	503,762	$9,747
		25,014

Portugal — 0.1%
Galp Energia SGPS SA, Cl B	47,471	780
Jeronimo Martins SGPS SA	39,857	476
Novabase SGPS SA	8,381	23
REN - Redes Energeticas Nacionais SGPS SA	264,138	720
Sonae SGPS SA	157,063	149
		2,148

Singapore — 2.0%
Ascendas Real Estate Investment Trust ‡	350,777	657
Cache Logistics Trust ‡	87,300	45
CapitaLand Commercial Trust ‡	1,486,748	1,886
CapitaLand Mall Trust ‡	3,949,100	6,476
ComfortDelGro Corp Ltd	1,411,419	2,160
Dairy Farm International Holdings Ltd	55,500	488
DBS Group Holdings Ltd	330,900	5,880
Far East Hospitality Trust ‡	55,300	24
Frasers Hospitality Trust ‡	39,800	20
Genting Singapore Ltd	481,400	340
Hutchison Port Holdings Trust, Cl U	1,276,316	332
IREIT Global ‡	165,700	89
Jardine Matheson Holdings Ltd	11,600	766
Mapletree Commercial Trust ‡	935,700	1,132
OUE Hospitality Trust ‡	77,400	39
OUE Ltd	174,800	195
Oversea-Chinese Banking Corp Ltd	681,800	5,596
SATS Ltd	284,200	992
Sheng Siong Group Ltd	1,905,600	1,500
Singapore Airlines Ltd	128,238	889
Singapore Exchange Ltd	125,300	669
Singapore Press Holdings Ltd	463,308	892
Singapore Technologies Engineering Ltd	310,900	804
Soilbuild Business Space REIT ‡	152,300	66
SPH REIT ‡	1,316,400	959
StarHub Ltd	607,192	841
Suntec Real Estate Investment Trust ‡	86,222	111
United Overseas Bank Ltd	653,100	11,972
Yangzijiang Shipbuilding Holdings Ltd	478,400	432
		46,252

Spain — 0.6%
Aena SME SA (A)	4,865	772
Amadeus IT Group SA, Cl A	831	59
Bankinter SA	2	–
Cia de Distribucion Integral Logista Holdings SA	3,373	84
Ebro Foods SA	68,115	1,391
Endesa SA	340,228	7,581
Iberdrola SA	25,305	189
Repsol SA	86,791	1,499

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telefonica SA	108,581	$975
		12,550

Sweden — 1.2%
Axfood AB	252,479	4,389
Electrolux AB, Cl B	93,600	2,127
Essity AB, CI B	34,795	891
ICA Gruppen AB	258,375	9,374
Pandox AB, CI B	5,767	93
Swedish Match AB	179,850	7,023
Telia Co AB	586,585	2,706
		26,603

Switzerland — 3.4%
Allreal Holding AG	4,308	685
Alpiq Holding AG	216	18
ALSO Holding AG	27,500	3,071
Basellandschaftliche Kantonalbank	38	35
BKW AG	9,657	656
Chocoladefabriken Lindt & Spruengli AG	312	3,012
Crealogix Holding AG	303	37
Helvetia Holding AG	5,900	3,649
Intershop Holding AG	697	337
Investis Holding SA	813	48
Lastminute.com NV *	2,854	46
Luzerner Kantonalbank AG	140	68
Nestle SA	41,409	3,528
Novartis AG	93,895	8,546
Orior AG	1,841	153
Pargesa Holding SA	2,349	162
Roche Holding AG	96,575	25,039
Schindler Holding AG	9,560	1,913
Siegfried Holding AG	88	31
Sonova Holding AG *	15,640	2,525
Swiss Life Holding AG	26,833	10,523
Swiss Prime Site AG	27,203	2,243
Swiss Re AG	80,500	7,351
Swisscom AG *	6,259	3,002
Swissquote Group Holding SA	783	37
Tamedia AG	1,293	133
Valora Holding AG	4,987	1,198
		78,046

United Kingdom — 4.4%
AG Barr PLC	34,681	353
Amino Technologies PLC	28,544	43
Aviva PLC	58,819	305
B&M European Value Retail SA	144,789	645
BAE Systems PLC	825,700	5,176
BHP Group PLC	72,181	1,383
BP PLC	970,376	6,438
Britvic PLC	668,916	7,310
Burberry Group PLC	19,475	441
Carnival PLC	6,994	406

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Central Asia Metals PLC	50,537	$137
Centrica PLC	1,010,208	1,776
Coca-Cola HBC AG	39,796	1,185
Computacenter PLC	3,456	47
Cranswick PLC	14,989	542
Diageo PLC	79,032	2,847
Direct Line Insurance Group PLC	656,715	2,748
F&C UK Real Estate Investment Ltd ‡	31,314	35
GCP Student Living PLC ‡	4,835	9
GlaxoSmithKline PLC	700,700	14,498
Greggs PLC	52,961	942
Imperial Brands PLC	68,234	2,098
Inchcape PLC	438,153	3,251
International Consolidated Airlines Group SA	251,353	2,006
J D Wetherspoon PLC	196,400	2,864
JD Sports Fashion PLC	4,180	21
Kingfisher PLC	1,136,600	3,626
Legal & General Group PLC	419,079	1,310
Lloyds Banking Group PLC	1,069,428	755
Lookers PLC	451,200	524
Marks & Spencer Group PLC	1,270,369	4,744
National Express Group PLC	110,600	570
Next PLC	47,366	2,962
QinetiQ Group PLC	41,037	156
Rightmove PLC	122,197	682
Royal Dutch Shell PLC, CI B	71,493	2,185
Royal Mail PLC	900,409	3,674
ScS Group PLC	12,552	38
Secure Income REIT Plc ‡	8,425	41
Softcat PLC	26,968	207
SSE PLC	634,127	8,864
Standard Life Investment Property Income Trust Ltd ‡	321,004	360
Tate & Lyle PLC	825,500	7,562
Tritax Big Box REIT PLC ‡	213,401	369
TUI AG	34,001	485
WH Smith PLC	15,173	369
Whitbread PLC	8,986	527
Wm Morrison Supermarkets PLC	711,800	2,158
		99,674

United States — 56.3%

Communication Services — 2.1%
AT&T Inc	278,300	8,694
ATN International Inc	3,532	299
BCE Inc	245,187	10,513
Gannett Co Inc	20,607	214
New Media Investment Group Inc	74,609	985
Scholastic Corp	33,583	1,552
Telephone & Data Systems Inc	38,056	1,360
Tribune Publishing Co *	4,060	59
United States Cellular Corp *	4,899	273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications Inc	392,400	$23,662

		47,611

Consumer Discretionary — 6.7%
Acushnet Holdings Corp	18,378	420
America’s Car-Mart Inc/TX *	3,238	240
Brinker International Inc	37,600	1,921
Callaway Golf Co	37,699	646
Children’s Place Inc/The	20,600	2,671
Churchill Downs Inc	9,762	2,712
Cinemark Holdings Inc	5,027	193
Columbia Sportswear Co	49,388	4,511
Comcast Corp, Cl A	231,300	9,023
Cooper-Standard Holdings Inc *	26,300	1,923
Darden Restaurants Inc	75,785	8,377
Deckers Outdoor Corp *	10,336	1,377
Denny’s Corp *	31,401	519
Dick’s Sporting Goods Inc	6,628	239
Dollar General Corp	62,545	6,942
DSW Inc, CI A	3,362	93
Ford Motor Co	403,300	3,795
Gap Inc/The	196,060	5,351
General Motors Co	153,400	5,822
Graham Holdings Co, Cl B	739	487
H&R Block Inc	6,002	162
Haverty Furniture Cos Inc	2,312	47
Home Depot Inc/The	43,474	7,839
International Speedway Corp, Cl A	6,888	292
Interpublic Group of Cos Inc/The	36,169	850
John Wiley & Sons Inc, Cl A	43,711	2,417
Johnson Outdoors Inc, Cl A	324	23
K12 Inc *	20,517	490
Kohl’s Corp	52,113	3,500
Marcus Corp/The	13,935	592
McDonald’s Corp	43,464	8,193
Movado Group Inc	5,241	197
MSG Networks Inc *	24,399	653
Murphy USA Inc *	4,337	351
News Corp, Cl A	180,327	2,341
Omnicom Group Inc	2,286	176
Ross Stores Inc	25,151	2,203
Sally Beauty Holdings Inc *	235,100	4,963
Service Corp International/US	146,521	6,769
Shoe Carnival Inc	4,171	158
Steven Madden Ltd	24,157	779
Target Corp	264,395	18,761
TJX Cos Inc/The	146,030	7,134
Viacom Inc, Cl B	23,341	720
Walt Disney Co/The	157,176	18,152
Yum! Brands Inc	90,007	8,300

		153,324

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 9.6%
Altria Group Inc	234,543	$12,860
Archer-Daniels-Midland Co	46,504	2,140
Brown-Forman Corp, Cl B	15,265	728
Central Garden & Pet Co, CI A *	3,060	95
Clorox Co/The	36,531	6,050
Coca-Cola Co/The	180,557	9,100
Coca-Cola European Partners PLC	194,005	9,417
Colgate-Palmolive Co	141,657	8,998
Costco Wholesale Corp	32,348	7,481
Estee Lauder Cos Inc/The, Cl A	96,878	13,821
Fresh Del Monte Produce Inc	13,000	438
Herbalife Nutrition Ltd *	11,104	636
Hershey Co/The	39,233	4,249
Ingredion Inc	81,206	8,483
Inter Parfums Inc	5,210	322
J&J Snack Foods Corp	10,333	1,621
JM Smucker Co/The	91,200	9,531
John B Sanfilippo & Son Inc	4,233	263
Kellogg Co	163,200	10,388
Kimberly-Clark Corp	61,986	7,151
Kroger Co/The	171,800	5,096
Lancaster Colony Corp	6,723	1,212
Medifast Inc	12,393	1,840
Molson Coors Brewing Co, Cl B	82,000	5,393
Nu Skin Enterprises Inc, Cl A	12,898	851
PepsiCo Inc	96,087	11,717
Procter & Gamble Co/The	160,256	15,146
Sysco Corp	130,554	8,799
Tyson Foods Inc, Cl A	193,138	11,386
USANA Health Sciences Inc *	39,113	4,787
Vector Group Ltd	23,713	299
Walgreens Boots Alliance Inc	182,200	15,427
Walmart Inc	235,475	22,994
WD-40 Co	5,538	967

		219,686

Energy — 1.6%
Chevron Corp	89,000	10,586
Exxon Mobil Corp	135,000	10,732
Phillips 66	106,924	10,000
Valero Energy Corp	72,200	5,769
World Fuel Services Corp	2,718	70

		37,157

Financials — 7.0%
Aflac Inc	173,000	7,913
AG Mortgage Investment Trust Inc ‡	3,365	61
AGNC Investment Corp ‡	418,083	7,400
Allstate Corp/The	90,700	8,090
American Equity Investment Life Holding Co	15,101	515
American Financial Group Inc/OH	31,700	3,245

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Annaly Capital Management Inc ‡	1,016,565	$10,206
Anworth Mortgage Asset Corp ‡	17,401	78
Apollo Commercial Real Estate Finance Inc ‡	202,778	3,841
Ares Commercial Real Estate Corp ‡	29,966	428
Axis Capital Holdings Ltd	58,900	3,260
BankFinancial Corp	12,211	182
Banner Corp	4,793	288
Baycom Corp *	3,168	73
BB&T Corp	60,200	3,076
Berkshire Hathaway Inc, CI B ‡	136,412	29,771
BlackRock TCP Capital Corp	16,520	237
Blackstone Mortgage Trust Inc, Cl A ‡	57,252	2,010
BOK Financial Corp	7,439	627
Capital One Financial Corp	7,685	689
CBTX Inc	3,428	118
Central Pacific Financial Corp	7,165	201
Chimera Investment Corp ‡	181,202	3,477
Citizens Financial Group Inc	2,377	86
CME Group Inc, Cl A	3,160	601
Ellington Residential Mortgage REIT ‡	1,682	19
Everest Re Group Ltd	34,100	7,573
Exantas Capital Corp ‡	19,286	215
First Merchants Corp	4,045	170
Granite Point Mortgage Trust Inc ‡	23,104	438
Hartford Financial Services Group Inc/The	94,900	4,194
HomeTrust Bancshares Inc	1,477	38
Kearny Financial Corp/MD	20,479	271
KKR Real Estate Finance Trust Inc ‡	3,784	74
Lincoln National Corp	101,667	6,402
Loews Corp	1,365	66
National Western Life Group Inc, Cl A	150	46
PennyMac Mortgage Investment Trust ‡	35,555	748
PNC Financial Services Group Inc/The	38,500	5,228
Provident Financial Holdings Inc	9,453	166
Provident Financial Services Inc	7,237	186
Prudential Financial Inc	57,526	5,394
Ready Capital Corp ‡	2,431	36
Reinsurance Group of America Inc, Cl A	47,605	7,111
Starwood Property Trust Inc ‡	529,967	11,855
Territorial Bancorp Inc	1,085	30
Torchmark Corp	70,815	6,119
TPG RE Finance Trust Inc ‡	305	6
Travelers Cos Inc/The	53,600	6,988
Two Harbors Investment Corp ‡	222,800	3,204
Voya Financial Inc	121,991	5,484
Waterstone Financial Inc	59,003	989
Zions Bancorp	5,607	273

		159,796

Health Care — 13.1%
Abbott Laboratories	23,378	1,731
AbbVie Inc	90,400	8,522

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acorda Therapeutics Inc *	13,222	$270
Addus HomeCare Corp *	1,230	91
Amedisys Inc *	7,171	977
Amgen Inc	45,800	9,538
Anthem Inc	29,600	8,586
Baxter International Inc	17,169	1,177
Bio-Rad Laboratories Inc, CI A *	20,006	5,491
BioSpecifics Technologies Corp *	355	22
Centene Corp *	29,663	4,219
Charles River Laboratories International Inc *	10,106	1,363
Chemed Corp	26,986	8,549
Cigna Corp	52,128	11,644
CVS Health Corp	63,700	5,109
Danaher Corp	62,343	6,829
DaVita Inc *	2,783	184
Eli Lilly & Co	21,830	2,590
Emergent BioSolutions Inc *	2,192	160
Encompass Health Corp	106,805	8,033
Ensign Group Inc/The	7,002	318
Express Scripts Holding Co *	68,700	6,971
Genomic Health Inc *	17,978	1,421
Gilead Sciences Inc	56,400	4,057
Haemonetics Corp *	36,111	3,874
Hanger Inc *	7,925	159
HCA Healthcare Inc	154,375	22,228
HealthStream Inc	12,694	313
HMS Holdings Corp *	11,564	413
Humana Inc	27,954	9,210
Innoviva Inc *	39,313	718
Johnson & Johnson	240,191	35,284
Laboratory Corp of America Holdings *	20,782	3,027
Luminex Corp	14,809	435
Masimo Corp *	14,227	1,571
Merck & Co Inc	342,860	27,202
Mettler-Toledo International Inc *	6,719	4,278
Molina Healthcare Inc *	25,309	3,536
Myriad Genetics Inc *	1,949	63
National Healthcare Corp	16,774	1,400
NextGen Healthcare Inc *	11,107	195
Orthofix Medical Inc *	17,648	1,063
Pfizer Inc	853,783	39,470
Phibro Animal Health Corp, Cl A	4,805	163
Premier Inc, CI A *	23,365	927
Prestige Consumer Healthcare Inc *	47,940	1,861
Quest Diagnostics Inc	82,872	7,340
Taro Pharmaceutical Industries Ltd *	7,143	771
United Therapeutics Corp *	30,183	3,565
UnitedHealth Group Inc	31,079	8,744
Universal Health Services Inc, Cl B	46,759	6,452
US Physical Therapy Inc	6,499	773
Vanda Pharmaceuticals Inc *	10,650	267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WellCare Health Plans Inc *	26,745	$6,817
Zoetis Inc, Cl A	98,014	9,200

		299,171

Industrials — 2.6%
Allison Transmission Holdings Inc, Cl A	132,800	6,256
Atento SA *	76,729	384
CH Robinson Worldwide Inc	7,568	699
Cintas Corp	4,126	773
Curtiss-Wright Corp	5,866	648
EMCOR Group Inc	2,706	197
Kforce Inc	228	7
Lockheed Martin Corp	24,309	7,303
ManpowerGroup Inc	24,905	2,022
McGrath RentCorp	10,172	544
Raytheon Co	31,202	5,471
Republic Services Inc, Cl A	74,000	5,723
Resources Connection Inc	3,527	59
Robert Half International Inc	25,156	1,555
Teledyne Technologies Inc *	3,161	710
Tetra Tech Inc	8,373	511
United Technologies Corp	50,300	6,129
Waste Management Inc	206,127	19,324

		58,315

Information Technology — 6.4%
Accenture PLC, Cl A	14,499	2,385
Agilysys Inc *	3,072	51
Amdocs Ltd	245,958	15,965
Apple Inc	121,200	21,644
Booz Allen Hamilton Holding Corp, Cl A	79,224	4,065
Bottomline Technologies DE Inc *	2,379	131
Broadridge Financial Solutions Inc	10,706	1,134
CACI International Inc, CI A *	6,707	1,106
Cisco Systems Inc	325,121	15,564
Citrix Systems Inc	10,649	1,160
CSG Systems International Inc	61,712	2,164
eBay Inc *	42,602	1,272
F5 Networks Inc *	44,375	7,631
Fidelity National Information Services Inc	2,436	263
Intel Corp	340,000	16,765
International Business Machines Corp	109,800	13,645
Intuit Inc	5,493	1,178
Jack Henry & Associates Inc	16,428	2,295
Juniper Networks Inc	119,000	3,417
KLA-Tencor Corp	37,500	3,696
Mastercard Inc, Cl A	28,827	5,796
MAXIMUS Inc	5,448	388
Motorola Solutions Inc	124,928	16,397
Perficient Inc *	27,396	693
Plantronics Inc	13,107	600
Progress Software Corp	16,781	590
SPS Commerce Inc *	10,031	855

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sykes Enterprises Inc *	87,118	$2,406
TechTarget Inc *	4,043	58
Total System Services Inc	20,833	1,820
Western Union Co/The	77,567	1,453

		146,587

Materials — 1.2%
AptarGroup Inc	15,425	1,605
Avery Dennison Corp	32,200	3,104
Eastman Chemical Co	51,600	4,067
Kaiser Aluminum Corp	37,028	3,619
Materion Corp	39,864	2,108
Newmont Mining Corp	12,641	409
Reliance Steel & Aluminum Co	93,462	7,519
Resolute Forest Products Inc *	5,665	62
Schnitzer Steel Industries Inc, Cl A	10,947	306
Sonoco Products Co	73,200	4,212
Steel Dynamics Inc	22,234	783

		27,794

Real Estate — 0.9%
Getty Realty Corp ‡	133,600	4,087
Ladder Capital Corp, CI A ‡	55,128	973
National Health Investors Inc ‡	80,800	6,301
Piedmont Office Realty Trust Inc, CI A ‡	192,900	3,574
Senior Housing Properties Trust ‡	268,100	3,689
Xenia Hotels & Resorts Inc ‡	37,384	760

		19,384

Utilities — 5.1%
Ameren Corp	144,300	9,902
American Electric Power Co Inc	32,246	2,507
CenterPoint Energy Inc	304,932	8,541
Consolidated Edison Inc	40,043	3,218
Duke Energy Corp	5,073	449
Edison International	95,600	5,289
Entergy Corp	207,387	18,055
Eversource Energy	2,800	191

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon Corp	604,803	$28,057
FirstEnergy Corp	342,500	12,957
Hawaiian Electric Industries Inc	86,674	3,321
MDU Resources Group Inc	18,675	494
NorthWestern Corp	27,963	1,789
Pinnacle West Capital Corp	43,900	3,923
Public Service Enterprise Group Inc	230,400	12,879
SCANA Corp	52,900	2,468
Southern Co/The	66,309	3,138

		117,178
		1,286,003

Total Common Stock (Cost $2,098,786) ($ Thousands)		2,256,877

PREFERRED STOCK — 0.0%
Germany — 0.0%
Bayerische Motoren Werke AG (B)	6,827	495

Sweden — 0.0%
Akelius Residential Property AB (B)	10,930	399

Total Preferred Stock (Cost $951) ($ Thousands)		894

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, CI F 2.020% **†	20,357,470	20,357

Total Cash Equivalent (Cost $20,357) ($ Thousands)		20,357

Total Investments — 99.7% (Cost $2,120,094) ($ Thousands)		$2,278,128

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	13	Dec-2018	$511	$466	$(31)
FTSE 100 Index	4	Dec-2018	387	356	(23)
Hang Seng Index	2	Dec-2018	338	339	1
S&P 500 Index E-MINI	13	Dec-2018	1,895	1,793	(102)
SPI 200 Index	5	Dec-2018	555	518	(39)
Topix Index	10	Dec-2018	1,553	1,469	(74)

			$5,239	$4,941	$(268)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	USD	5	CHF	5	$—
Brown Brothers Harriman	12/14/18	USD	38	SEK	347	—
Brown Brothers Harriman	12/14/18	USD	39	DKK	254	—
Brown Brothers Harriman	12/14/18	USD	41	SGD	57	—
Brown Brothers Harriman	12/14/18	USD	48	NOK	411	—
Brown Brothers Harriman	12/14/18	USD	58	HKD	450	—
Brown Brothers Harriman	12/14/18	USD	67	NZD	99	—
Brown Brothers Harriman	12/14/18	USD	144	CAD	191	(1)
Brown Brothers Harriman	12/14/18	USD	68	GBP	54	—
Brown Brothers Harriman	12/14/18	USD	126	GBP	98	—
Brown Brothers Harriman	12/14/18	USD	60	AUD	83	—
Brown Brothers Harriman	12/14/18	USD	135	AUD	185	—
Brown Brothers Harriman	12/14/18	USD	161	EUR	142	—
Brown Brothers Harriman	12/14/18	USD	157	EUR	138	(1)
Brown Brothers Harriman	12/14/18	NZD	16,535	USD	11,214	(145)
Brown Brothers Harriman	12/14/18	SGD	57	USD	42	—
Brown Brothers Harriman	12/14/18	SGD	30,282	USD	22,033	(47)
Brown Brothers Harriman	12/14/18	AUD	34,536	USD	24,983	(241)
Brown Brothers Harriman	12/14/18	GBP	37,862	USD	48,599	250
Brown Brothers Harriman	12/14/18	GBP	555	USD	708	(1)
Brown Brothers Harriman	12/14/18	CHF	167	USD	168	1
Brown Brothers Harriman	12/14/18	CHF	39,704	USD	39,788	(18)
Brown Brothers Harriman	12/14/18	CAD	77,538	USD	58,575	206
Brown Brothers Harriman	12/14/18	CAD	494	USD	370	(2)
Brown Brothers Harriman	12/14/18	DKK	87,977	USD	13,384	15
Brown Brothers Harriman	12/14/18	DKK	1,278	USD	194	(1)
Brown Brothers Harriman	12/14/18	EUR	98,517	USD	111,835	133
Brown Brothers Harriman	12/14/18	EUR	1,414	USD	1,598	(5)
Brown Brothers Harriman	12/14/18	NOK	104,197	USD	12,141	19
Brown Brothers Harriman	12/14/18	NOK	1,424	USD	165	—
Brown Brothers Harriman	12/14/18	SEK	132,466	USD	14,583	3
Brown Brothers Harriman	12/14/18	SEK	1,469	USD	162	—
Brown Brothers Harriman	12/14/18	HKD	266,423	USD	34,066	6
Brown Brothers Harriman	12/14/18	HKD	2,278	USD	291	—
Brown Brothers Harriman	12/14/18	JPY	20,321	USD	180	—
Brown Brothers Harriman	12/14/18	JPY	10,661,821	USD	93,941	(108)

						$63

Percentages are based on a Net Assets of $2,285,076
($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note —).
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $3,837

($ Thousands), representing 0.20% of the Net Assets of the Fund.
(B)	There is currently no rate available.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Global Managed Volatility Fund (Continued)

CBT — Chicago Board of Trade

Cl — Class

CLP — Chilean Peso

DJ — Dow Jones

DN — Discount Note

EUR — Euro

FTSE — Financial Times and Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SEK — Swedish Krona

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,256,244	$633	$–	$2,256,877
Preferred Stock	894	–	–	894
Cash Equivalent	20,357	–	–	20,357

Total Investments in Securities	$2,277,495	$633	$–	$2,278,128

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1	$–	$–	$2
Unrealized Depreciation	(269)	–	–	(269)
Forwards Contracts*
Unrealized Appreciation	–	633	–	633
Unrealized Depreciation	–	(570)	–	(570)

Total Other Financial Instruments	$(268)	$63	$–	$(205)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018

($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 39,473	$ 141,706	$ (160,822)	$ 20,357	$ 392

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.1%

Argentina — 0.5%
MercadoLibre Inc (A)	111,261	$39,160
Ternium SA ADR	78,630	2,282
		41,442

Australia — 4.3%
a2 Milk Co Ltd *	3,979,047	28,505
Alumina	13,849,522	22,553
Aristocrat Leisure Ltd	1,097,975	18,971
ASX	638,525	28,112
BGP Holdings *(B)	239,898	–
BHP Billiton Ltd	1,304,844	29,243
BHP Billiton Ltd ADR (A)	271,584	12,047
BlueScope Steel Ltd	1,542,106	12,646
Cochlear Ltd	141,798	17,529
CSL Ltd	42,840	5,550
Downer EDI	327,122	1,498
Evolution Mining Ltd	481,731	1,105
Goodman Group	1,263,650	9,458
Incitec Pivot Ltd	1,818,466	4,993
Mayne Pharma Group Ltd *	946,996	678
Newcrest Mining	1,999,989	30,305
Origin Energy *	891,063	4,217
Orora	650,154	1,552
OZ Minerals	4,944,442	31,269
Qantas Airways	6,737,279	29,323
Saracen Mineral Holdings Ltd *	321,448	580
South32	13,390,746	30,036
South32 Ltd	7,075,192	16,017
		336,187

Austria — 0.9%
Erste Group Bank AG	712,906	28,130
OMV AG	107,867	5,450
Raiffeisen Bank International AG	112,945	3,330
Schoeller-Bleckmann Oilfield Equipment AG	184,457	15,434
voestalpine AG	413,508	13,741
		66,085

Belgium — 0.0%
UCB SA	37,375	3,142

Brazil — 1.7%
B3 SA - Brasil Bolsa Balcao	4,334,716	31,547
Banco Bradesco SA ADR (A)	2,247,282	22,383
BB Seguridade Participacoes	669,400	4,892
Cia Siderurgica Nacional SA	165,300	378
Cosan Ltd, Cl A	1,491,418	13,259
Cosan SA	154,300	1,372
EDP - Energias do Brasil	759,499	2,683
Estacio Participacoes SA	1,016,000	6,490
IRB Brasil Resseguros S	345,775	6,679
JBS SA	5,755,900	17,484
Kroton Educacional SA	2,865,500	7,765

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Notre Dame Intermedica Participacoes SA *	467,099	$3,363
Petrobras Distribuidora	343,844	2,170
Qualicorp Consultoria e Corretora de Seguros	708,600	2,535
Suzano Papel e Celulose SA	300,000	3,166
Telefonica Brasil ADR	68,837	816
TIM Participacoes SA	285,600	874
TOTVS	213,100	1,595
Vale	60,600	826
		130,277

British Virgin Islands — 0.1%
Hollysys Automation Technologies Ltd	474,493	9,400

Canada — 4.8%
Alimentation Couche-Tard Inc, Cl B	19,600	1,028
Bank of Montreal	330,600	24,658
Bausch Health *	83,600	2,031
Canada Goose Holdings Inc *	101,920	6,852
Canadian Imperial Bank of Commerce	278,600	23,372
Canfor *	94,419	1,294
CGI Group Inc, Cl A *	18,300	1,170
Cogeco Communications Inc	9,000	437
Constellation Software Inc/Canada	42,405	29,074
Empire Co Ltd, Cl A	272,000	5,151
Enghouse Systems	17,200	884
Fairfax Financial Holdings Ltd	53,398	25,238
First Quantum Minerals Ltd	441,600	4,054
Home Capital Group, Cl B *	614,100	8,137
Interfor *	28,166	318
Linamar	148,179	5,370
Lundin Mining	2,255,300	9,825
Magna International Inc, Cl A	380,050	18,961
Maple Leaf Foods	337,473	7,501
Norbord Inc (A)	–	–
Nutrien Ltd	172,400	8,877
Quebecor, Cl B	739,720	15,957
Ritchie Bros Auctioneers Inc	255,342	8,881
Rogers Communications Inc, Cl B	374,586	19,980
Royal Bank of Canada	420,981	30,857
Suncor Energy	1,294,381	41,721
TMX Group Ltd	472,545	28,041
Toronto-Dominion Bank/The	643,038	35,589
West Fraser Timber	174,388	9,099
		374,357

Chile — 0.2%
Cia Cervecerias Unidas SA ADR	32,979	857
Enel Chile ADR	142,800	687
Sociedad Quimica y Minera de Chile SA ADR	344,981	15,179
		16,723

China — 3.4%
51job ADR *(A)	54,739	3,727

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agricultural Bank of China Ltd, Cl H	14,076,000	$6,367
Alibaba Group Holding Ltd ADR *(A)	188,284	30,287
Autohome Inc ADR (A)	156,715	12,904
Baidu Inc ADR *	262,064	49,342
BYD Co Ltd, Cl H (A)	2,418,000	18,122
Changyou.com ADR	40,113	788
China Coal Energy Co Ltd, Cl H	1,673,000	669
China Life Insurance Co Ltd, Cl H	7,224,000	15,508
China Petroleum & Chemical Corp, Cl H	14,622,000	12,425
China Railway Construction Corp Ltd, Cl H	1,123,500	1,439
China Railway Group Ltd, Cl H	1,388,000	1,275
China Shenhua Energy, Cl H	497,000	1,104
China Telecom, Cl H	9,116,000	4,904
Ctrip.com International Ltd ADR *(A)	–	–
Kunlun Energy	1,664,000	2,014
Momo ADR *(A)	764,206	23,958
PetroChina Co Ltd, Cl H	20,558,000	14,422
PICC Property & Casualty Co Ltd	4,880,000	5,007
Ping An Insurance Group Co of China Ltd, Cl H	4,654,500	45,024
Sinopharm Group Co Ltd, Cl H	2,756,000	13,576
		262,862

Colombia — 0.2%
Bancolombia SA ADR, Cl R (A)	422,719	16,913
Ecopetrol SA ADR	101,895	1,957
		18,870

Czech Republic — 0.1%
Komercni banka as	251,985	9,912

Denmark — 1.4%
Coloplast A/S, Cl B	8,497	810
DSV A/S	268,581	20,553
GN Store Nord A/S	168,437	5,885
H Lundbeck A/S	274,202	11,261
Novo Nordisk A/S, Cl B	327,289	15,194
Novozymes A/S, Cl B	254,981	11,880
Orsted	515,771	33,561
Pandora A/S	102,422	5,534
Rockwool International A/S, Cl B	20,590	5,357
William Demant Holding A/S *	14,729	430
		110,465

Finland — 1.3%
Kesko OYJ, Cl B	12,825	747
Kone OYJ, Cl B	392,948	19,469
Neste Oyj	407,314	31,831
Nokia OYJ	1,475,026	8,110
Orion Oyj, Cl B	176,639	5,896
Sampo Oyj, Cl A	225,955	10,088
Sanoma	86,876	896
Stora Enso OYJ, Cl R	370,832	4,726
UPM-Kymmene OYJ	276,332	7,362

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valmet OYJ	375,992	$8,093
		97,218

France — 6.0%
Airbus SE	144,394	15,469
Arkema	361,573	34,307
AXA SA	1,417,327	34,526
Capgemini SE (A)	157,556	18,383
Carrefour	257,920	4,643
Cie de Saint-Gobain	332,337	12,318
CNP Assurances	360,170	8,246
Criteo SA ADR *	65,059	1,516
Danone SA	173,791	12,999
Edenred	852,156	32,496
Electricite de France	74,481	1,224
Engie SA	3,409,864	47,951
EssilorLuxottica SA	150,558	19,118
Ipsen	57,303	7,377
Kering SA	10,880	4,730
Legrand SA	233,738	14,318
L’Oreal SA	154,642	36,402
Nexity	24,012	1,177
Orange	1,165,276	20,002
Peugeot SA	1,266,944	27,829
Safran SA	246,246	30,767
Sartorius Stedim Biotech	11,201	1,134
SES SA, Cl A	678,757	14,717
Societe Generale SA (A)	307,870	11,315
Sodexo SA	180,253	18,662
TOTAL SA	503,257	28,015
Ubisoft Entertainment *	34,719	2,828
Valeo SA	148,578	4,239
		466,708

Germany — 5.6%
Allianz SE	96,918	20,466
Aroundtown	573,676	4,907
BASF SE	104,007	7,580
Brenntag AG	164,416	7,601
CECONOMY	413,581	1,931
Continental AG	137,942	20,655
Deutsche Boerse AG	520,155	66,433
Deutsche Lufthansa AG	871,531	21,216
Deutsche Telekom AG	425,862	7,467
Deutz	96,071	705
HOCHTIEF	87,948	12,507
HUGO BOSS	80,857	5,585
Kloeckner	64,494	519
Knorr-Bremse AG *	259,495	24,237
Merck KGaA	207,753	22,902
METRO AG	333,987	5,126
MTU Aero Engines AG	101,036	21,003

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	66,758	$14,505
Nemetschek SE	35,000	4,244
Rheinmetall	77,700	7,196
SAP SE	765,577	78,811
Scout24 AG	392,882	16,370
Siemens	334,196	38,747
Software	60,427	2,465
TUI AG	353,815	5,072
Vonovia SE	293,059	14,192
		432,442

Hong Kong — 3.6%
AIA Group Ltd	3,717,200	30,328
Angang Steel Co Ltd, Cl H	2,686,000	2,193
Anhui Conch Cement Co Ltd, Cl H	6,816,500	35,582
Bank of China Ltd, Cl H	50,337,000	21,998
BOC Hong Kong Holdings Ltd	1,727,000	6,731
Chaoda Modern Agriculture Holdings *	52,790	–
China Construction Bank Corp, Cl H	6,449,000	5,497
China Everbright Ltd	4,772,000	8,891
China Mobile Ltd	1,517,000	15,052
China Molybdenum Co Ltd, Cl H	45,642,000	18,605
China Resources Cement Holdings	2,764,000	2,698
China Resources Pharmaceutical Group Ltd	3,387,500	4,978
China Unicom Hong Kong Ltd	8,796,000	10,195
CNOOC Ltd	4,955,000	8,421
Dongyue Group	2,766,000	1,502
ENN Energy Holdings	688,000	6,176
Hong Kong Exchanges & Clearing Ltd	1,680,773	48,969
Industrial & Commercial Bank of China Ltd, Cl H	16,528,000	11,743
Kingboard Holdings	322,000	920
Poly Property Group	1,811,000	616
Road King Infrastructure	401,225	681
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	3,246,000	11,199
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	3,693,300	9,108
Sinopec Shanghai Petrochemical Co Ltd, Cl H	3,754,000	1,703
Tencent Holdings Ltd	134,500	5,362
WH Group Ltd	9,576,500	6,987
Xinyi Glass Holdings Ltd	6,592,000	7,084
		283,219

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	101,846	160
MOL Hungarian Oil & Gas PLC	387,330	4,283
OTP Bank Nyrt	162,924	6,515
		10,958

India — 1.8%
HCL Technologies Ltd	102,321	1,490
HDFC Bank Ltd ADR	265,442	26,921

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hexaware Technologies	582,589	$2,708
Housing Development Finance Corp Ltd	784,101	22,377
ICICI Bank Ltd ADR	5,986,529	60,883
Mindtree	351,201	4,418
Mphasis	175,505	2,526
Oil & Natural Gas	581,319	1,170
Prakash Industries *	182,163	235
Reliance Industries Ltd	443,860	7,436
Tata Consultancy Services Ltd	407,804	11,517
WNS Holdings Ltd ADR *	29,654	1,448
		143,129

Indonesia — 0.2%
Astra International Tbk PT	6,123,600	3,660
Indofood Sukses Makmur Tbk PT	16,538,400	7,632
		11,292

Ireland — 0.7%
Bank of Ireland Group PLC	1,030,127	6,520
CRH PLC	545,509	14,944
James Hardie Industries PLC	611,944	7,150
Ryanair Holdings PLC ADR *	291,222	23,976
		52,590

Israel — 1.7%
Bank Hapoalim BM	1,753,555	12,006
Bank Leumi Le-Israel BM	3,321,961	21,757
Check Point Software Technologies Ltd *(A)	640,505	71,615
Israel Discount Bank Ltd, Cl A	2,586,045	8,922
Mizrahi Tefahot Bank Ltd	55,484	1,007
Nice ADR *	24,612	2,858
Nice Ltd *	11,337	1,302
Teva Pharmaceutical Industries Ltd ADR	476,610	10,266
		129,733

Italy — 1.4%
Buzzi Unicem SpA	300,323	5,670
Eni	501,818	8,094
EXOR NV	247,608	14,550
Ferrari NV (A)	–	–
Fiat Chrysler Automobiles NV *	99,854	1,647
Hera SpA	1,648,377	4,528
Intesa Sanpaolo	11,152,447	25,861
Italgas SpA	906,110	4,850
Leonardo SpA	662,707	6,533
Maire Tecnimont SpA	149,669	585
Prysmian SpA	1,291,547	23,646
Recordati	247,870	7,973
Saras	2,884,241	5,591
UniCredit	177,625	2,290
		111,818

Japan — 13.6%
AGC	15,600	530
Canon Marketing Japan	51,500	988

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capcom	244,600	$4,786
Dai Nippon Printing Co Ltd	18,800	435
Daiichi Sankyo Co Ltd	57,700	2,117
Daito Trust Construction	149,200	19,486
Daiwa House Industry Co Ltd	628,700	19,794
Daiwa Securities Group	2,130,000	11,752
Denso Corp	822,100	37,988
Dip	30,700	689
Eisai Co Ltd	6,800	624
FANUC Corp	61,600	10,519
Fuji Electric Co Ltd	228,800	7,183
Fujitsu Ltd	338,200	20,810
Goldcrest	81,400	1,265
Haseko Corp	278,500	3,370
Hazama Ando	176,500	1,066
Hitachi Ltd	881,000	25,511
Hoya Corp	82,200	4,995
ITOCHU Corp	198,600	3,526
Japan Airlines Co Ltd	368,500	13,286
Japan Exchange Group Inc	1,511,000	27,213
Japan Post Holdings Co Ltd	76,900	936
Japan Tobacco Inc	395,200	9,827
JXTG Holdings	1,896,200	11,461
Kanematsu	48,800	622
Kao	461,276	33,953
KDDI Corp	1,189,942	27,917
Kirin Holdings Co Ltd	289,100	6,785
Kobayashi Pharmaceutical	437,439	30,434
Konami Holdings	86,600	3,874
K’s Holdings	136,500	1,439
Medipal Holdings Corp	277,900	6,363
Mitsubishi	1,071,747	28,901
Mitsubishi Gas Chemical Co Inc	209,200	3,434
Mitsubishi UFJ Financial Group Inc	5,401,800	29,709
Mitsui & Co Ltd	1,850,750	28,923
Mitsui Fudosan	1,112,500	26,600
Mixi	200,300	4,720
Morinaga Milk Industry	89,800	2,630
NGK Spark Plug	331,600	6,810
Nidec Corp	134,600	17,923
Nihon Unisys	145,400	3,707
Nikon	97,900	1,535
Nintendo	23,000	7,010
Nippon Telegraph & Telephone Corp	157,800	6,504
Nissan Tokyo Sales Holdings	86,600	265
Nisshin Oillio Group Ltd/The	38,400	1,190
Nomura Holdings	2,585,600	11,645
NTT Data Corp	122,600	1,425
NTT DOCOMO Inc	1,235,373	28,597
Omron	795,600	34,963
Ono Pharmaceutical	364,600	8,816
PALTAC CORPORATION	46,900	2,511

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Panasonic Corp	914,200	$9,375
PeptiDream *	743,663	30,454
Recruit Holdings	1,073,881	29,535
Ricoh Co Ltd	68,900	669
Round One	340,500	3,778
SBI Holdings	1,319,427	29,933
Secom Co Ltd	308,000	26,056
Shimano Inc	125,100	18,266
Showa Denko KK	149,500	5,991
SMC Corp/Japan	55,500	18,808
SoftBank Group Corp	268,700	22,542
Sony Corp	831,300	43,465
Sony Financial Holdings Inc	268,500	5,628
Subaru	277,500	6,166
SUMCO	358,400	5,492
Sumitomo Mitsui Trust Holdings Inc	410,500	16,456
Suzuken	70,090	3,771
T&D Holdings Inc	24,500	348
Takeda Pharmaceutical Co Ltd	686,835	25,737
Terumo	504,100	29,678
TIS Inc	294,500	13,590
Toho Holdings Co Ltd	118,000	3,133
Tokio Marine Holdings Inc	121,500	5,997
Tokyo Electric Power Co Holdings Inc *	2,415,700	14,658
Toray Industries Inc	2,424,700	19,011
Tosoh Corp	726,900	10,243
Toyota Tsusho Corp	522,800	18,048
Trend Micro	344,500	19,751
Ube Industries	187,600	4,274
Zenkoku Hosho Co Ltd	160,200	5,474
		1,055,689

Malaysia — 0.4%
CIMB Group Holdings Bhd	5,396,700	7,429
Malayan Banking Bhd	422,500	948
Petronas Chemicals Group	1,211,500	2,663
Public Bank Bhd	1,664,300	9,911
Tenaga Nasional Bhd	2,325,800	7,915
		28,866

Mexico — 0.8%
Alfa SAB de CV, Cl A	532,261	533
Alpek SAB de CV, Cl A *	359,491	438
Fomento Economico Mexicano	4,403,592	38,173
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	85,660	384
Grupo Financiero Banorte SAB de CV, Ser O	4,275,200	19,605
Mexichem SAB de CV	1,400,634	3,270
		62,403

Netherlands — 4.3%
Aegon	1,098,610	6,116
AerCap Holdings NV *	52,023	2,751
ASR Nederland NV	431,777	18,626

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euronext	517,747	$30,307
Heineken Holding NV	334,453	29,518
Heineken NV	238,294	21,806
Koninklijke Ahold Delhaize NV	680,031	17,482
Koninklijke DSM	844,028	74,770
Koninklijke Philips NV	312,331	11,757
NN Group NV	303,531	12,912
OCI *	359,233	8,192
RELX PLC	879,848	18,320
Royal Dutch Shell, Cl A	1,831,235	55,370
Unilever NV	409,725	22,734
		330,661

Norway — 2.1%
Austevoll Seafood	289,761	3,995
Bakkafrost P	11,369	582
DNB ASA	2,703,889	46,357
Equinor ASA (A)	1,848,575	43,081
Equinor ASA ADR (A)	1,077,797	25,199
Leroy Seafood Group ASA	250,256	2,127
Marine Harvest	48,881	1,143
Norsk Hydro ASA	5,302,072	24,960
Orkla ASA	889,697	7,342
Salmar	107,725	6,068
		160,854

Panama — 0.2%
Copa Holdings SA, Cl A (A)	175,957	14,962

Peru — 0.3%
Credicorp Ltd	100,582	22,057

Poland — 0.2%
Grupa Lotos SA	49,760	1,077
Polski Koncern Naftowy ORLEN SA	479,960	13,941
Polskie Gornictwo Naftowe i Gazownictwo	842,504	1,434
		16,452

Portugal — 0.5%
Banco Comercial Portugues, Cl R *	47,949,440	13,470
Galp Energia SGPS SA, Cl B	1,744,137	28,664
		42,134

Russia — 0.8%
Magnit PJSC GDR	624,533	7,975
Mobile TeleSystems PJSC ADR	513,583	3,806
Novolipetsk Steel PJSC GDR	83,860	1,974
Sberbank of Russia PJSC ADR	3,045,493	36,104
Severstal PJSC GDR	82,356	1,210
Tatneft PJSC ADR	170,133	10,715
		61,784

Singapore — 0.9%
DBS Group Holdings Ltd	2,082,000	36,997
Keppel Corp Ltd	1,898,200	8,384
United Overseas Bank Ltd	1,068,403	19,585

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Venture	100,500	$1,092
		66,058

South Africa — 1.1%
Barloworld Ltd	147,890	1,227
Clicks Group Ltd	350,370	4,745
Discovery Ltd (A)	1,223,143	13,575
Exxaro Resources Ltd	118,135	1,101
FirstRand Ltd	624,613	3,009
Investec	365,384	2,207
MMI Holdings Ltd/South Africa	1,118,294	1,396
Naspers Ltd, Cl N	180,424	35,951
Sappi Ltd	226,783	1,238
Sasol	303,298	8,887
Standard Bank Group Ltd	390,734	4,937
Telkom SOC	842,300	3,445
		81,718

South Korea — 2.8%
Aekyung Industrial Co Ltd *	499,313	22,851
BNK Financial Group	130,639	894
Daelim Industrial Co Ltd	7,623	645
E-MART Inc	36,272	6,310
Hana Financial Group Inc	91,986	3,085
Hankook Tire Co Ltd	125,973	4,810
Industrial Bank of Korea	76,514	1,010
Kia Motors Corp	229,801	6,253
Korea Gas *	16,509	751
KT ADR (A)	661,397	9,736
LF	21,297	459
LG Display Co Ltd	662,638	10,375
LG Electronics Inc	229,830	14,865
LG Uplus Corp	356,947	5,636
NAVER Corp	86,940	9,811
NCSoft Corp	6,980	3,188
POSCO	16,268	3,592
Samsung Electronics Co Ltd	2,238,131	83,559
SK Hynix Inc	323,293	20,073
SK Innovation Co Ltd	19,984	3,503
SK Telecom Co Ltd	34,486	8,906
		220,312

Spain — 2.7%
ACS Actividades de Construccion y Servicios	442,034	16,957
Amadeus IT Group SA, Cl A	989,175	70,850
Banco Bilbao Vizcaya Argentaria SA	5,334,532	30,309
Bankinter SA	1,501,525	12,547
Ence Energia y Celulosa	288,002	1,816
Grifols SA	338,740	9,496
Industria de Diseno Textil SA	1,702,557	52,222
Repsol SA	995,772	17,194
		211,391

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Sweden — 1.1%
Alfa Laval AB	203,910	$4,387
Atlas Copco AB, Cl B	821,504	18,572
Axfood AB	34,014	591
Betsson AB	277,327	2,239
BillerudKorsnas AB	381,232	5,094
Epiroc AB, Cl B *	1,504,079	12,091
ICA Gruppen AB	24,482	888
Oriflame Holding AG	163,929	4,121
Svenska Handelsbanken AB, Cl A	1,576,141	17,361
Swedish Match AB	67,028	2,618
Swedish Orphan Biovitrum AB *	325,157	7,024
Telefonaktiebolaget LM Ericsson, Cl B	757,500	6,319
Volvo AB, Cl B	293,210	4,079
		85,384

Switzerland — 5.1%
Allreal Holding AG	2,000	318
Cie Financiere Richemont SA	433,358	28,152
Credit Suisse Group AG	1,939,143	22,858
Credit Suisse Group AG ADR (A)	1,281,541	15,148
Idorsia *	1,405,839	26,714
Logitech International SA	210,370	7,069
Lonza Group	98,936	31,967
Nestle SA	436,491	37,187
Novartis AG	257,849	23,469
Novartis AG ADR	349,335	31,975
Panalpina Welttransport Holding AG	55,511	7,815
Partners Group Holding AG	9,060	5,934
Roche Holding AG	391,238	101,436
SGS SA *	5,695	13,483
STMicroelectronics NV	65,905	965
Swiss Life Holding AG	109,810	43,062
Vontobel Holding	12,941	744
Zurich Insurance Group	6,351	1,992
		400,288

Taiwan — 2.0%
ASE Technology Holding Co Ltd	7,610,932	15,419
Asia Cement Corp	1,209,000	1,323
Asia Vital Components	329,000	248
AU Optronics	12,408,000	5,056
China Development Financial Holding Corp	8,323,000	2,702
China Petrochemical Development *	5,041,000	1,956
Eva Airways	904,050	472
Grand Pacific Petrochemical	452,000	328
Holtek Semiconductor	633,000	1,208
Hon Hai Precision Industry Co Ltd	6,705,680	15,653
Innolux, Cl A	15,521,544	5,165
Radiant Opto-Electronics Corp	290,000	794
Sheng Yu Steel	176,892	112
Shin Kong Financial Holding	5,826,720	1,977
Sigurd Microelectronics	187,000	181

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simplo Technology	679,000	$4,122
Taiwan Business Bank	3,234,400	1,108
Taiwan Semiconductor Manufacturing Co Ltd	4,509,000	33,011
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,259,993	47,363
United Microelectronics	5,361,000	2,010
United Microelectronics ADR (A)	1,131,779	2,060
Yuanta Financial Holding Co Ltd	19,926,000	10,157
		152,425

Thailand — 0.7%
Bangchak	1,247,200	1,280
Banpu	13,172,400	6,769
Esso Thailand	6,938,000	2,595
PTT Exploration & Production PCL	1,595,600	6,404
PTT PCL	8,976,000	13,442
Sea ADR *	1,345,287	17,946
Siamgas & Petrochemicals	1,495,400	402
Thai Oil PCL	2,568,600	5,936
Thanachart Capital PCL	707,300	1,145
		55,919

Turkey — 0.2%
Akbank T.A.S.	482,577	704
Eregli Demir ve Celik Fabrikalari TAS	509,282	736
Pegasus Hava Tasimaciligi *	135,905	655
Tekfen Holding AS	1,344,460	5,133
Trakya Cam Sanayii	687,047	408
Turkiye Halk Bankasi	2,451,770	3,368
Turkiye Is Bankasi, Cl C	4,294,568	3,485
Turkiye Vakiflar Bankasi TAO, Cl D	5,642,370	4,310
		18,799

United Arab Emirates — 0.0%
Aldar Properties PJSC	1,179,447	512

United Kingdom — 7.5%
3i Group	168,312	1,790
Abcam	392,728	5,687
Anglo American PLC	249,900	4,994
ASOS PLC *	211,682	13,391
Associated British Foods	901,235	27,873
AstraZeneca PLC	108,450	8,464
BAE Systems PLC	954,876	5,986
Barclays PLC	8,756,373	18,197
BHP Group PLC	255,410	4,893
boohoo Group PLC *	4,811,929	11,736
BP PLC	1,618,207	10,736
BP PLC ADR (A)	324,455	13,092
British American Tobacco	343,842	12,064
Britvic PLC	497,040	5,432
Burberry Group PLC	1,566,697	35,511
Coca-Cola HBC AG	87,116	2,594
Diageo PLC	853,950	30,764

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Drax Group PLC	192,489	$959
Evraz PLC	494,187	2,863
Experian PLC	784,689	19,088
Ferrexpo PLC	2,429,432	5,434
Games Workshop Group PLC	12,005	465
GlaxoSmithKline PLC	387,390	8,015
Greencore Group	4,505,395	10,813
Hargreaves Lansdown PLC	795,951	19,311
Howden Joinery Group PLC	1,405,622	7,986
HSBC Holdings PLC	2,956,867	25,062
Inchcape PLC	92,034	683
Indivior PLC *	1,184,750	1,541
International Consolidated Airlines Group SA	627,418	5,008
Investec	463,981	2,820
ITV PLC	6,766,754	12,536
JD Sports Fashion PLC	550,517	2,774
John Wood Group	1,476,762	11,965
Johnson Matthey	165,328	6,168
Just Eat PLC *	2,176,851	16,181
Kingfisher PLC	2,895,715	9,237
Kingspan Group PLC	424,564	18,277
Man Group	3,759,445	6,972
Mondi PLC	92,773	2,023
Pagegroup PLC	174,952	1,111
Prudential PLC	1,049,494	20,628
QinetiQ Group PLC	1,146,362	4,343
Reckitt Benckiser Group PLC	86,970	7,226
Rio Tinto PLC	1,307,013	59,351
Rio Tinto PLC ADR (A)	391,977	18,329
Rolls-Royce Holdings PLC	528,221	5,726
Royal Dutch Shell, Cl A	120,089	3,631
Shire	464,273	26,953
Smiths Group	589,118	10,444
SSP Group	372,797	2,979
St James’s Place PLC	776,842	9,966
Tate & Lyle PLC	196,882	1,804
TUI AG	44,237	630
Vodafone Group PLC	400,229	863
		583,369

United States — 4.8%
Accenture PLC, Cl A	207,415	34,124
Atlassian Corp PLC, Cl A *	99,082	8,515
BioMarin Pharmaceutical *	271,174	26,041
Carnival Corp, Cl A	436,606	26,323
Core Laboratories NV (A)	223,315	18,560
Equinix Inc ‡	98,585	37,983
Everest Re Group Ltd	101,214	22,478
Hon Hai Precision Industry Co Ltd GDR	1,373,861	6,498
ICON PLC *	579,742	83,900
IHS Markit Ltd *	604,378	32,256
Magna International, Cl A	219,200	10,932
Medtronic PLC	306,336	29,877

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nexa Resources (A)	75,546	$944
Nomad Foods *	250,413	5,063
Pagseguro Digital Ltd, Cl A *(A)	–	–
PriceSmart Inc (A)	89,325	5,975
QIAGEN NV *	22,032	781
Sensata Technologies Holding PLC *	203,057	9,393
Southern Copper Corp (A)	–	–
Spotify Technology SA *(A)	125,136	17,067
		376,710
Total Common Stock (Cost $6,529,097) ($ Thousands)		7,167,576

PREFERRED STOCK — 0.4% (C)

Brazil — 0.2%
Braskem SA	52,600	735
Cia de Transmissao de Energia Eletrica Paulista	23,033	429
Itau Unibanco Holding SA ADR	1,281,932	11,960
Metalurgica Gerdau SA	590,500	1,116
Petroleo Brasileiro	564,600	3,710
		17,950

Germany — 0.1%
Henkel AG & Co KGaA	75,467	8,707

Spain — 0.1%
Grifols SA	182,632	3,631

Total Preferred Stock (Cost $30,786) ($ Thousands)		30,288

EXCHANGE TRADED FUND — 0.1%

United States — 0.1%
iShares MSCI ACWI EX US ETF	213,500	9,505

Total Exchange Traded Fund (Cost $10,239) ($ Thousands)		9,505

AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P. 2.270% **†(D)	373,832,540	373,863

Total Affiliated Partnership (Cost $373,820) ($ Thousands)		373,863

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	273,699,268	$273,699

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)

(Cost $273,699) ($ Thousands)		$273,699

Total Investments in Securities — 100.9% (Cost $7,217,641) ($ Thousands)		$7,854,930

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	2,591	Dec-2018	$98,702	$92,791	$(4,097)
FTSE 100 Index	425	Dec-2018	40,207	37,790	(1,687)
Hang Seng Index	286	Dec-2018	48,316	48,480	164
S&P TSX 60 Index	222	Dec-2018	31,654	30,490	(543)
SPI 200 Index	253	Dec-2018	27,493	26,207	(1,616)
Topix Index	381	Dec-2018	58,315	55,967	(2,105)

			$304,687	$291,725	$(9,884)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Thousands)
Goldman Sachs	03/15/19	JPY 1,357,545	USD 12,181	$115
Morgan Stanley	01/28/19	EUR 15,450	USD 17,770	187
Morgan Stanley	01/28/19	GBP 22,395	USD 29,109	448

				$750

Percentages are based on Net Assets of $7,786,312 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 12). The total market value of securities on loan at November 30, 2018 was $354,580
($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2018 was $373,863 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Stock Exchange

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$7,167,327	$248	$–	$7,167,575
Preferred Stock	26,657	3,631	–	30,288
Exchange Traded Fund	9,505	–	–	9,505
Affiliated Partnership	–	373,863	–	373,863
Cash Equivalent	273,699	–	–	273,699

Total Investments in Securities	$7,477,188	$377,742	$–	$7,854,930

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Equity Ex-US Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$164	$–	$–	$164
Unrealized Depreciation	(10,048)	–	–	(10,048)
Forwards Contracts*
Unrealized Appreciation	–	750	–	750

Total Other Financial Instruments	$(9,884)	$750	$–	$(9,134)

*Futures contracts and Forward Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts	designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Apreciation	Value 11/30/18	Income
SEI Liquidity Fund, L.P.	$359,951	$1,134,292	$(1,120,394)	$ —	$ 14	$373,863	$1,488
SEI Daily Income Trust, Government Fund, Cl F	198,759	364,626	(289,686)	—	—	$273,699	1,726

Totals	$558,710	$1,498,918	$(1,410,080)	$ —	$ 14	$647,562	$3,214

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%
Argentina — 0.8%
MercadoLibre Inc	2,335	$822
Ternium SA ADR	1,099	32
		854

Australia — 2.7%
Aristocrat Leisure Ltd	22,755	393
BGP Holdings *	4,500	–
BHP Billiton Ltd	17,077	383
BHP Billiton Ltd ADR	6,000	266
BlueScope Steel Ltd	30,126	247
Cochlear Ltd	3,707	458
CSL Ltd	1,490	193
Goodman Group	43,930	329
Macquarie Telecom Group Ltd	1,744	27
Midway Ltd	9,210	21
Nickel Mines Ltd *	807	–
OM Holdings Ltd	52,304	53
Over the Wire Holdings Ltd	3,062	11
Regional Express Holdings Ltd	16,562	18
Rhipe Ltd	13,381	12
Ruralco Holdings Ltd	7,455	17
South32 Ltd	131,429	298
		2,726

Austria — 1.9%
Erste Group Bank AG	17,564	693
Kapsch TrafficCom AG	3,230	113
Oberbank AG	618	62
OMV AG	7,716	390
Raiffeisen Bank International AG	224	7
Schoeller-Bleckmann Oilfield Equipment AG	4,074	341
Strabag SE	889	32
voestalpine AG	9,102	302
		1,940

Brazil — 1.3%
B3 SA - Brasil Bolsa Balcao	14,800	108
Banco Bradesco SA ADR	49,469	492
Cia Siderurgica Nacional SA	22,600	52
JBS SA	126,700	385
Kroton Educacional SA	61,900	168
Porto Seguro SA	4,700	63
Trisul SA	70,600	61
		1,329

Canada — 6.2%
Absolute Software Corp	18,900	117
Alimentation Couche-Tard Inc, Cl B	9,600	504
Amerigo Resources Ltd *	17,500	12
Bank of Montreal	7,700	574
Canada Goose Holdings Inc *	3,495	235
Canadian Imperial Bank of Commerce	5,900	495
Canfor Pulp Products Inc	1,200	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cogeco Inc	3,731	$175
Constellation Software Inc/Canada	646	443
Empire Co Ltd, Cl A	6,700	127
Fairfax Financial Holdings Ltd	1,111	525
Magna International Inc, Cl A	8,366	417
Nutrien Ltd	5,970	307
Points International Ltd *	4,300	46
Ritchie Bros Auctioneers Inc	5,423	189
Rogers Communications Inc, Cl B	9,900	528
Royal Bank of Canada	8,700	638
Sylogist Ltd, Cl A	1,000	10
Toronto-Dominion Bank/The	16,700	924
Transat AT Inc, Cl B *	14,862	79
VersaBank	300	2
		6,364

Chile — 0.5%
Cia Cervecerias Unidas SA ADR	5,912	153
Enel Americas SA ADR	3,988	35
Sociedad Quimica y Minera de Chile SA ADR	7,597	334
		522

China — 2.6%
Agricultural Bank of China Ltd, Cl H	588,000	266
Alibaba Group Holding Ltd ADR *	4,299	692
Autohome Inc ADR	2,809	231
Baidu Inc ADR *	1,228	231
BYD Co Ltd, Cl H	53,000	397
China Life Insurance Co Ltd, Cl H	159,000	341
Jiangnan Group Ltd *	260,000	12
Leju Holdings Ltd ADR *	9,831	16
Ping An Insurance Group Co of China Ltd, Cl H	17,000	164
Sinopharm Group Co Ltd, Cl H	60,400	298
Weichai Power Co Ltd, Cl H	51,000	55
		2,703

Colombia — 0.6%
Bancolombia SA ADR, Cl R	9,305	372
Ecopetrol SA ADR	14,809	285
		657

Czech Republic — 0.2%
Komercni banka as	5,567	219

Denmark — 1.5%
Arkil Holding A/S, Cl B	44	7
Carlsberg A/S, Cl B	221	25
Columbus A/S	20,107	40
DSV A/S	5,650	432
H Lundbeck A/S ADR	261	11
IC Group A/S	789	5
Novo Nordisk A/S, Cl B	11,123	516
Novozymes A/S, Cl B	5,505	257

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rockwool International A/S, Cl B	720	$187
		1,480

Finland — 2.1%
Alma Media OYJ	2,090	15
Atria Oyj, Cl A	3,513	29
Kone OYJ, Cl B	8,281	410
Marimekko OYJ	2,134	54
Neste Oyj	7,014	548
Orion Oyj, Cl B	1,480	50
Poyry OYJ	1,473	12
Sampo Oyj, Cl A	4,773	213
Scanfil Oyj	4,589	20
Stora Enso OYJ, Cl R	14,856	189
UPM-Kymmene OYJ	14,606	389
Valmet OYJ	12,290	265
		2,194

France — 4.9%
Airbus SE	1,360	146
APRIL SA	465	9
Burelle SA	77	78
Capgemini SE	3,469	405
CNP Assurances	12,560	287
Criteo SA ADR *	2,134	50
Danone SA	3,648	273
Edenred	20,283	773
EssilorLuxottica SA	4,014	510
Esso SA Francaise	594	25
Gerard Perrier Industrie SA	137	7
IDI SCA	833	37
Kering SA	375	163
LDC SA	180	19
Legrand SA	4,879	299
LVMH Moet Hennessy Louis Vuitton SE	983	281
Peugeot SA	11,858	260
Safran SA	5,421	677
Societe Generale SA	6,802	250
Sodexo SA	3,982	412
Synergie SA	611	19
Vetoquinol SA	206	12
		4,992

Germany — 5.3%
Allianz SE	1,720	363
AT&S Austria Technologie & Systemtechnik AG	859	17
AUDI AG	37	33
BASF SE	1,957	143
Brenntag AG	3,531	163
Continental AG	3,004	450
Deutsche Boerse AG	5,318	679
Deutsche Lufthansa AG	15,919	388
Deutsche Telekom AG	23,393	410
Eckert & Ziegler AG	3,139	236

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Highlight Communications AG	1,314	$7
IVU Traffic Technologies AG	3,622	21
Logwin AG	58	8
Merck KGaA	4,208	464
MTU Aero Engines AG	1,490	310
Nemetschek SE	1,220	148
SAP SE	8,911	917
Scout24 AG	8,153	340
Vonovia SE	6,474	314

		5,411

Greece — 0.2%
Athens Water Supply & Sewage Co SA	3,143	18
Intracom Holdings SA *	7,877	6
Motor Oil Hellas Corinth Refineries SA	7,938	182

		206

Hong Kong — 3.1%
AIA Group Ltd	77,200	630
Allied Group Ltd	6,000	33
Anhui Conch Cement Co Ltd, Cl H	124,500	650
Beijing Chunlizhengda Medical Instruments Co Ltd, Cl H *	6,200	20
Build King Holdings Ltd	380,000	40
Changan Minsheng APLL Logistics Co Ltd, Cl H	10,000	5
Changshouhua Food Co Ltd	9,000	3
China Construction Bank Corp, Cl H	264,000	225
CITIC Ltd	11,000	18
Clear Media Ltd	13,000	10
CNOOC Ltd	28,000	48
FSE Services Group Ltd	38,000	16
Guangnan Holdings Ltd	80,000	9
Hailan Holdings Ltd *	12,000	7
Henan Jinma Energy Co Ltd, Cl H	96,000	51
Hong Kong Exchanges & Clearing Ltd	13,600	396
Industrial & Commercial Bank of China Ltd, Cl H	730,000	519
Le Saunda Holdings Ltd	56,000	6
Lion Rock Group Ltd	150,180	27
Midland Holdings Ltd	56,000	11
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	71,500	247
Tencent Holdings Ltd	4,700	187
Time Watch Investments Ltd	292,000	42

		3,200

Hungary — 0.2%
OTP Bank Nyrt	4,470	179

India — 2.1%
HDFC Bank Ltd ADR	5,840	592
Housing Development Finance Corp Ltd	16,272	464
ICICI Bank Ltd ADR	57,788	588

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Industries Ltd GDR (A)	7,740	$256
Tata Consultancy Services Ltd	8,020	227
		2,127

Indonesia — 0.5%
Astra Graphia Tbk PT	279,200	26
Astra International Tbk PT	212,500	127
Hexindo Adiperkasa Tbk PT	41,100	8
Indofood Sukses Makmur Tbk PT	365,300	168
Mandala Multifinance Tbk PT	353,000	21
Mitrabara Adiperdana Tbk PT	281,900	61
Panin Financial Tbk PT *	1,679,800	35
Polychem Indonesia Tbk PT *	696,900	15
		461

Ireland — 0.9%
CRH PLC	11,178	306
James Hardie Industries PLC	12,819	150
Ryanair Holdings PLC ADR *	6,046	498
		954

Israel — 1.6%
Check Point Software Technologies Ltd *	8,092	905
Dor Alon Energy in Israel 1988 Ltd	1,237	19
FIBI Holdings Ltd	3,147	85
Israel Discount Bank Ltd ADR	546	19
Israel Discount Bank Ltd, Cl A	48,855	169
Nice Ltd *	2,464	283
Teva Pharmaceutical Industries Ltd ADR	4,930	106
		1,586

Italy — 1.2%
DeA Capital SpA	14,783	22
EXOR NV	4,719	277
Fiat Chrysler Automobiles NV *	15,600	257
Italgas SpA	31,510	169
Moncler SpA	5,170	168
Prysmian SpA	16,652	305
Servizi Italia SpA	6,330	23
		1,221

Japan — 10.7%
Aichi Electric Co Ltd	1,200	33
Ainavo Holdings Co Ltd	5,700	45
Aoki Super Co Ltd	500	12
Chubu-Nippon Broadcasting Co Ltd	800	6
Daiichi Sankyo Co Ltd	8,900	327
Densan Co Ltd	1,400	26
Denso Corp	17,800	823
FANUC Corp	1,300	222
Fuji Electric Co Ltd	8,000	251
Fujii Sangyo Corp	1,000	13
Fujitsu Ltd	6,500	400
FULLCAST Holdings Co Ltd	8,800	179
Gakken Holdings Co Ltd	1,600	62

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hashimoto Sogyo Holdings Co Ltd	800	$10
Hikari Furniture Co Ltd	200	9
Himacs Ltd	700	11
Hitachi Ltd	20,300	588
Hokuriku Gas Co Ltd	700	18
Housecom Corp	1,200	18
Infocom Corp	2,300	96
ITOCHU Corp	6,900	123
Japan Exchange Group Inc	31,500	567
JBCC Holdings Inc	8,300	129
Kakiyasu Honten Co Ltd	3,098	67
Kanefusa Corp	2,300	21
Kirin Holdings Co Ltd	10,100	237
Koike Sanso Kogyo Co Ltd	400	9
Maruzen Co Ltd/Taito ward	2,000	42
Minori Solutions Co Ltd	2,400	34
Mitsubishi Gas Chemical Co Inc	7,300	120
New Cosmos Electric Co Ltd	600	9
Nidec Corp	2,900	386
Nippon Telegraph & Telephone Corp	5,170	213
NJS Co Ltd	2,800	42
NTT DOCOMO Inc	15,400	356
Okinawa Cellular Telephone Co	700	23
PCA Corp	1,000	19
Sankyo Frontier Co Ltd	1,000	33
Sato Shoji Corp	3,400	30
Secom Co Ltd	6,800	575
Shimano Inc	2,600	380
Showa Denko KK	5,200	208
SMC Corp/Japan	1,100	373
SoftBank Group Corp	5,600	470
Sony Corp	16,000	837
Sony Financial Holdings Inc	9,300	195
Sumitomo Mitsui Financial Group Inc	6,800	251
Sumitomo Mitsui Trust Holdings Inc	15,300	613
TECHNO ASSOCIE Co Ltd	1,600	17
Techno Medica Co Ltd	1,800	35
TIS Inc	500	23
Tokio Marine Holdings Inc	4,200	207
Toray Industries Inc	53,600	420
Tottori Bank Ltd/The	1,600	22
Toyota Tsusho Corp	10,400	359
Trust Tech Inc	4,600	132
Tsubakimoto Kogyo Co Ltd	2,700	80
Yamae Hisano Co Ltd	3,600	42
Yutaka Giken Co Ltd	400	8
Zenkoku Hosho Co Ltd	3,900	133
		10,989

Malaysia — 0.5%
AFFIN Bank Bhd	40,600	23
Allianz Malaysia Bhd	19,700	58
Apex Healthcare Bhd	20,400	40

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Batu Kawan Bhd	7,100	$29
Deleum Bhd	27,500	6
Gabungan AQRS Bhd	137,400	27
Hong Leong Bank Bhd	28,200	137
I-Bhd	91,600	9
Kenanga Investment Bank Bhd	298,800	45
Malaysian Pacific Industries Bhd	10,767	26
Mulpha International Bhd *	20,300	8
Petron Malaysia Refining & Marketing Bhd	28,469	49
Ranhill Holdings Bhd	97,000	28
Tong Herr Resources Bhd	26,000	24
Tropicana Corp Bhd	87,300	18
		527

Mexico — 0.6%
Bio Pappel SAB de CV *	16,386	16
Cia Minera Autlan SAB de CV	12,516	9
Credito Real SAB de CV SOFOM ER	37,307	37
Grupo Comercial Chedraui SA de CV	59,368	109
Grupo Financiero Banorte SAB de CV, Ser O	94,000	431
Mexichem SAB de CV	6,898	16
Rassini SAB de CV, Cl CP	8,586	35
		653

Netherlands — 2.3%
ASR Nederland NV	2,690	116
Heineken Holding NV	4,201	371
Heineken NV	5,265	482
KAS Bank NV	3,730	26
Koninklijke Ahold Delhaize NV	13,984	359
Koninklijke Philips NV	1,570	59
RELX PLC	19,438	405
SNS Reaal *	1,762	–
Unilever NV	9,493	527
		2,345

Norway — 2.4%
Bonheur ASA	1,888	21
Bouvet ASA	342	9
DNB ASA	37,299	639
Equinor ASA	37,960	885
Equinor ASA ADR	23,725	555
Norsk Hydro ASA	64,601	304
Philly Shipyard ASA	862	3
SpareBank 1 BV	4,160	17
Sparebanken More	290	10
Sparebanken Sor	1,278	14
		2,457

Panama — 0.3%
Copa Holdings SA, Cl A	3,599	306

Peru — 0.5%
Corp Aceros Arequipa SA	49,800	10
Credicorp Ltd	2,414	529

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Empresa Siderurgica del Peru SAA *	50,198	$8
Refineria La Pampilla SAA Relapasa *	138,860	6
		553

Philippines — 0.1%
Top Frontier Investment Holdings Inc *	11,820	63

Poland — 0.3%
Agora SA	6,025	17
Dom Development SA	1,544	27
Lubelski Wegiel Bogdanka SA	692	10
Polski Koncern Naftowy ORLEN SA	7,067	205
Stalprodukt SA	519	45
Zespol Elektrowni Patnow Adamow Konin SA	8,475	16
		320

Portugal — 0.1%
NOS SGPS SA	20,211	126

Qatar — 0.2%
Ooredoo QPSC	7,839	170

Russia — 0.5%
Magnit PJSC GDR	13,228	169
Sberbank of Russia PJSC ADR	22,376	265
Severstal PJSC GDR	3,901	57
		491

Singapore — 1.7%
Boustead Singapore Ltd	75,900	44
DBS Group Holdings Ltd	42,800	761
Delong Holdings Ltd	8,300	39
Dutech Holdings Ltd	31,100	6
Great Eastern Holdings Ltd	1,300	24
Hong Leong Finance Ltd	12,900	24
Micro-Mechanics Holdings Ltd	25,100	30
Oversea-Chinese Banking Corp Ltd	9,100	75
Riverstone Holdings Ltd/Singapore	30,500	27
Sing Investments & Finance Ltd	21,700	24
Sinostar PEC Holdings Ltd	151,800	23
Stamford Land Corp Ltd	51,800	18
Tiong Seng Holdings Ltd	66,000	15
United Industrial Corp Ltd	98,000	202
United Overseas Bank Ltd	22,474	412
Vicom Ltd	2,200	10
		1,734

South Africa — 1.8%
African Rainbow Minerals Ltd ‡	25,813	225
ArcelorMittal South Africa Ltd *	65,444	17
Clicks Group Ltd	12,180	165
Combined Motor Holdings Ltd	9,481	16
Discovery Ltd	25,497	283
Hulamin Ltd	53,612	19
Metair Investments Ltd	19,199	26
MiX Telematics Ltd ADR	761	14

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Naspers Ltd, Cl N	3,669	$731
Standard Bank Group Ltd	25,251	319
		1,815

South Korea — 3.0%
Korea Airport Service Co Ltd	970	36
LG Electronics Inc	4,087	264
LG Uplus Corp	10,900	172
MegaStudyEdu Co Ltd	1,680	45
Moorim Paper Co Ltd	14,643	39
NAVER Corp	1,890	213
NCSoft Corp	240	110
Samsung Electronics Co Ltd	49,146	1,835
SK Hynix Inc	6,279	390
		3,104

Spain — 2.5%
Amadeus IT Group SA, Cl A	13,962	1,000
Bankinter SA	31,226	261
Cia de Distribucion Integral Logista Holdings SA	10,279	257
Grifols SA	7,096	199
Industria de Diseno Textil SA	11,945	366
Repsol SA	15,455	267
Telefonica SA ADR	23,750	214
		2,564

Sweden — 2.4%
AddNode Group AB, Cl B	1,090	13
Alfa Laval AB	9,660	208
Atlas Copco AB, Cl B	17,425	394
Betsson AB	13,691	111
Biotage AB	33,456	426
Eolus Vind AB, Cl B	4,504	24
Epiroc AB, Cl B *	31,573	254
Medcap AB *	12,615	112
Svenska Handelsbanken AB, Cl A	33,266	366
Swedish Orphan Biovitrum AB *	16,422	355
Volvo AB, Cl B	10,170	141
		2,404

Switzerland — 5.8%
Cie Financiere Richemont SA	3,430	223
CPH Chemie & Papier Holding AG	317	27
Crealogix Holding AG	23	3
Credit Suisse Group AG	22,065	260
Credit Suisse Group AG ADR	28,210	333
Glarner Kantonalbank	757	21
Logitech International SA	7,310	246
Nestle SA	10,886	927
Novartis AG	5,875	535
Novartis AG ADR	7,690	704
Panalpina Welttransport Holding AG	1,177	166
Partners Group Holding AG	310	203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Roche Holding AG	6,043	$1,567
SGS SA *	117	277
STMicroelectronics NV	1,547	23
Swiss Life Holding AG	1,100	431
		5,946

Taiwan — 2.7%
ASE Technology Holding Co Ltd	168,137	341
DA CIN Construction Co Ltd	43,000	27
Founding Construction & Development Co Ltd	19,000	10
Hon Hai Precision Industry Co Ltd	153,440	358
Hsing TA Cement Co	45,600	22
Li Ming Development Construction Co Ltd	11,000	15
Shanghai Commercial & Savings Bank Ltd/ The	14,645	19
Taiwan Semiconductor Manufacturing Co Ltd	106,000	776
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,325	877
Transart Graphics Co Ltd	9,000	14
Yuanta Financial Holding Co Ltd	542,000	276
		2,735

Thailand — 1.4%
Fabrinet *	3,810	201
Inoue Rubber Thailand PCL	15,100	9
Nava Nakorn PCL	422,400	23
PTT Exploration & Production PCL	126,400	507
PTT PCL	426,000	638
Thai Rayon PCL	35,400	48
Thai Stanley Electric PCL	6,600	47
		1,473

Turkey — 0.5%
Akbank T.A.S.	96,331	141
Celebi Hava Servisi AS	5,056	50
Eregli Demir ve Celik Fabrikalari TAS	94,308	136
KOC Holding AS	45,937	135
TAV Havalimanlari Holding AS	12,054	54
		516

United Arab Emirates — 0.0%
Bank of Sharjah	23,443	7

United Kingdom — 9.2%
Anglo American PLC	8,680	173
Anpario PLC	4,892	25
ASOS PLC *	4,393	278
AstraZeneca PLC	3,760	293
Barclays PLC	193,451	402
BHP Group PLC	8,880	170
Bioquell PLC *	6,615	49
boohoo Group PLC *	101,920	249
BP PLC ADR	9,714	392
Britvic PLC	17,240	188

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Burberry Group PLC	10,567	$240
CML Microsystems PLC	1,310	7
Computacenter PLC	3,566	49
Dart Group PLC	3,100	33
Diageo PLC	18,798	677
Evraz PLC	34,681	201
Exillon Energy PLC *	4,819	4
Experian PLC	15,852	386
Ferrexpo PLC	34,735	78
Games Workshop Group PLC	4,290	166
Gem Diamonds Ltd	8,900	12
GlaxoSmithKline PLC	13,470	279
Hargreaves Lansdown PLC	16,518	401
Howden Joinery Group PLC	29,227	166
HSBC Holdings PLC	103,428	877
Indivior PLC *	17,994	23
ITV PLC	149,495	277
Judges Scientific PLC	1,210	39
Just Eat PLC *	45,843	341
K3 Capital Group PLC	6,215	22
Kingspan Group PLC	8,836	380
London Stock Exchange Group PLC	2,227	115
Magnitogorsk Iron & Steel Works PJSC GDR	2,993	27
Mondi PLC	3,291	72
Morses Club PLC	4,876	8
Pagegroup PLC	2,389	15
Prudential PLC	21,779	428
Reckitt Benckiser Group PLC	3,020	251
Rio Tinto PLC	15,954	724
Rio Tinto PLC ADR	8,628	403
Robert Walters PLC	2,187	14
Rolls-Royce Holdings PLC	11,723	127
Softcat PLC	7,706	59
Sopheon PLC	2,598	43
St James’s Place PLC	16,255	209
Vitec Group PLC/The	4,186	65
		9,437

United States — 4.6%
Atlassian Corp PLC, Cl A *	2,683	231
Bank Hapoalim BM ADR	511	17
Carnival Corp, Cl A	9,611	579
Coca-Cola European Partners PLC	8,756	425
Core Laboratories NV	4,916	409
Everest Re Group Ltd	2,228	495
Hon Hai Precision Industry Co Ltd GDR	26,056	123
ICON PLC *	12,918	1,870
Luxfer Holdings PLC	531	12
Luxoft Holding Inc, Cl A *	521	17
PriceSmart Inc	1,958	131
Spotify Technology SA *	2,597	354
		4,663

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $92,793) ($ Thousands)		$96,723

PREFERRED STOCK — 0.6%

Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA (B)	12,700	72
Centrais Eletricas Santa Catarina (B)	7,400	79
Itau Unibanco Holding SA ADR (B)	27,467	256
		407

Germany — 0.1%
KSB SE & Co KGaA (B)	237	83
Villeroy & Boch AG (B)	1,859	31
		114

Spain — 0.1%
Grifols SA (B)	3,912	78

Total Preferred Stock (Cost $613) ($ Thousands)		599

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	2,722,993	2,723

(Cost $2,723) ($ Thousands)		2,723

Total Investments in Securities — 97.7% (Cost $96,129) ($ Thousands)		$100,045

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Screened World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	25	Dec-2018	$940	$895	$(29)
FTSE 100 Index	4	Dec-2018	359	356	(4)
Hang Seng Index	2	Dec-2018	338	339	1
S&P TSX 60 Index	3	Dec-2018	405	412	8
SPI 200 Index	4	Dec-2018	418	414	(5)
TOPIX Index	3	Dec-2018	438	441	4

			$2,898	$2,857	$(25)

Percentages are based on Net Assets of $102,360 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $256 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

LTD — Limited Company

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$95,934	$789	$–	$96,723
Preferred Stock	599	–	–	599
Cash Equivalent	2,723	–	–	2,723

Total Investments in Securities	$99,256	$789	$–	$100,045

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$13	$–	$–	$13
Unrealized Depreciation	(38)	–	–	(38)

Total Other Financial Instruments	$(25)	$–	$–	$(25)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Income
SEI Daily Income Trust, Government Fund, Cl F	$4,361	$5,656	$(7,294)	$2,723	$28

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Argentina — 0.0%
Tenaris	326	$4

Australia — 0.4%
Alumina	19,256	31
Aristocrat Leisure Ltd	34,199	591
Beach Energy	230,228	256
BlueScope Steel Ltd	559	5
Coca-Cola Amatil Ltd	140,666	888
Computershare Ltd	9,219	122
CSL Ltd	1,703	221
Goodman Group	14,659	110
Insurance Australia Group Ltd	29,609	157
Macquarie Group	2,381	199
Metcash	16,048	32
Nine Entertainment Holdings	93,469	120
Northern Star Resources	69,289	404
Origin Energy *	1,061	5
REA Group	400	22
Rio Tinto Ltd	96	5
Santos	30,821	124
SEEK Ltd	1,233	17
South32 Ltd	13,022	29
Stockland ‡	220,600	586
Treasury Wine Estates	8,982	93
Washington H Soul Pattinson	12,881	247
Whitehaven Coal	67,148	209
		4,473

Austria — 0.1%
Erste Group Bank AG *	965	38
Oesterreichische Post AG	12,800	471
OMV AG	2,903	147
Raiffeisen Bank International AG	16,668	492
Vienna Insurance Group AG Wiener
Versicherung Gruppe	18,700	481
		1,629

Belgium — 0.1%
Ageas	17,832	861
Colruyt SA	1,213	77
KBC Group NV	74	5
UCB SA	268	23
		966

Brazil — 0.3%
Fibria Celulose	5,400	102
Magazine Luiza SA	8,287	352
Petroleo Brasileiro *	295,675	2,147
Suzano Papel e Celulose SA	40,753	430
Vale	23,061	314
		3,345

Canada — 1.9%
Bausch Health *	4,200	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BRP	5,143	$183
CAE	200	4
Canada Goose Holdings Inc *	6,387	429
Canadian Imperial Bank of Commerce	10,400	872
Canadian National Railway	77,345	6,643
Canadian Pacific Railway	1,100	233
Canadian Tire Corp Ltd, Cl A	8,500	949
Canfor Pulp Products Inc	3,694	53
CGI Group Inc, Cl A *	4,900	313
Colliers International Group	3,260	215
Constellation Software Inc/Canada	400	274
Empire Co Ltd, Cl A	23,235	440
Fairfax Financial Holdings Ltd	2,100	993
First Quantum Minerals Ltd	500	5
FirstService	4,401	334
George Weston Ltd	2,403	174
Gibson Energy	17,320	278
Husky Energy	14,004	174
Imperial Oil	900	27
Kirkland Lake Gold	18,703	388
Labrador Iron Ore Royalty	7,500	150
Loblaw Cos Ltd	17,800	821
Lululemon Athletica Inc *	15,580	2,065
Methanex	1,500	83
National Bank of Canada	800	36
Parkland Fuel	15,369	453
RioCan Real Estate Investment Trust ‡	3,800	71
Rogers Communications Inc, Cl B	23,218	1,238
Shopify *	100	15
Sun Life Financial	500	18
Suncor Energy	900	29
Teck Resources, Cl B	1,000	20
TELUS Corp	29,400	1,055
TFI International	11,706	389
Toronto-Dominion Bank/The	20,800	1,151
West Fraser Timber	200	10
Wheaton Precious Metals Corp	1,400	22
WSP Global	1,800	89
		20,798

Chile — 0.0%
Empresas CMPC	4,397	15
Empresas COPEC	1,116	15
		30

China — 0.2%
Anhui Conch Cement Co Ltd, Cl A	7,600	35
Autohome Inc ADR *	6,723	554
Bank of Communications, Cl H	24,000	18
China Telecom, Cl H	2,204,000	1,186
Huaxin Cement, Cl B	26,000	49
Kunlun Energy	36,000	43
Momo ADR *	1,458	46

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shenzhou International Group Holdings Ltd	15,000	$182
Sinopharm Group Co Ltd, Cl H	22,400	110
TAL Education Group ADR *	533	15
		2,238

Colombia — 0.1%
Ecopetrol SA	643,121	620

Czech Republic — 0.0%
CEZ AS	3,102	74
Philip Morris CR	58	37
		111

Denmark — 0.5%
Carlsberg A/S, Cl B	24,000	2,658
Chr Hansen Holding	1,761	159
Coloplast A/S, Cl B	1,411	135
DSV A/S	241	18
H Lundbeck A/S	1,681	69
Orsted	2,399	156
Pandora A/S	28,969	1,565
Rockwool International A/S, Cl B	1,226	319
Scandinavian Tobacco Group	38,900	516
Tryg	363	9
William Demant Holding A/S *	2,958	86
		5,690

Finland — 0.5%
DNA OYJ	6,691	124
Elisa OYJ, Cl A	486	20
Fortum OYJ	9,512	198
Metso	115,000	3,277
Neste OYJ	19,434	1,519
Stora Enso OYJ, Cl R	11,296	144
UPM-Kymmene OYJ	10,449	278
		5,560

France — 4.9%
Aeroports de Paris	686	133
Alstom *	362	16
Atos	41,500	3,524
BNP Paribas SA	90,000	4,522
Capgemini SE	20,000	2,334
Carrefour	260,000	4,681
Cie de Saint-Gobain	110,000	4,077
Cie Generale des Etablissements Michelin SCA, Cl B	37,600	3,935
Dassault Aviation SA	22	34
Dassault Systemes	1,942	233
Edenred	4,017	153
Eiffage	37	3
Electricite de France	13,053	214
Eutelsat Communications SA	717	15
Faurecia	214	8
Gaztransport Et Technigaz	2,873	215

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gecina	66	$9
Hermes International	637	345
Ingenico Group	30,000	2,166
Ipsen	525	68
Kering SA	8,934	3,884
LVMH Moet Hennessy Louis Vuitton SE	562	161
Manitou BF	1,008	29
Mersen SA	1,480	42
Orange	175,000	3,004
Pernod Ricard	93	15
Peugeot SA	42,546	935
Publicis Groupe SA	88,000	5,217
Remy Cointreau	31	4
Safran SA	267	33
Sanofi	60,300	5,449
SCOR	2,195	105
SES SA, Cl A	5,678	123
Societe Generale SA	107,000	3,933
Suez	1,818	27
TechnipFMC	135,000	3,130
Teleperformance	906	150
Thales	630	77
TOTAL SA	27,670	1,540
Ubisoft Entertainment *	166	14
		54,557

Germany — 1.7%
Amadeus Fire	664	71
Axel Springer	469	30
Bayerische Motoren Werke AG	21,000	1,717
Delivery Hero *	620	23
Deutsche Wohnen	1,603	77
Evonik Industries AG	22,700	610
Hannover Rueck	8,626	1,198
HUGO BOSS	81	6
Merck KGaA	30,000	3,307
MTU Aero Engines AG	36,129	7,510
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	4,500	978
Puma *	41	21
QIAGEN *	1,124	39
RWE	7,510	162
thyssenkrupp	147,406	2,753
Uniper	3,550	91
United Internet	94	4
Vonovia SE	5,035	244
Wirecard	2,687	406
		19,247

Greece — 0.1%
JUMBO	35,000	532
Motor Oil Hellas Corinth Refineries SA	7,445	171
Mytilineos Holdings	60,000	522

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OPAP	1,157	$11
		1,236

Hong Kong — 0.7%
Anhui Conch Cement Co Ltd, Cl H	199,313	1,040
China Conch Venture Holdings Ltd	115,163	357
China Gas Holdings	23,600	81
China Mobile Ltd	191,500	1,900
China Resources Cement Holdings	359,765	351
CLP Holdings Ltd	121,000	1,334
CNOOC Ltd	149,000	253
Country Garden Services Holdings *	141,310	234
ENN Energy Holdings	9,500	85
Fairwood Holdings	8,604	30
Galaxy Entertainment Group *	3,000	18
Guangdong Investment Ltd	62,000	120
Health & Happiness H&H International
Holdings *	24,800	159
HK Electric Investments & HK Electric
Investments Ltd	55,000	53
HKT Trust & HKT Ltd	66,000	96
Lenovo Group	128,000	92
NWS Holdings Ltd	32,000	67
Sa Sa International Holdings	150,000	61
Sino Biopharmaceutical	17,500	16
Sinopec Shanghai Petrochemical Co Ltd, Cl H	445,213	202
SmarTone Telecommunications Holdings	41,954	52
SSY Group Ltd	198,454	204
Sun Hung Kai Properties Ltd	49,500	705
Swire Pacific Ltd, Cl A	8,000	88
Techtronic Industries	2,000	11
Tencent Holdings Ltd	17,500	698
Wharf Real Estate Investment Co Ltd	3,000	18
Wuxi Biologics Cayman *	12,500	105
		8,430

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	350,000	551
Richter Gedeon Nyrt	50,000	983
		1,534

India — 0.3%
Bajaj Finance	359	13
Godrej Consumer Products Ltd	1,164	13
Hindustan Unilever Ltd	11,940	301
Infosys Ltd	87,748	840
JSW Steel Ltd	3,548	16
Larsen & Toubro Infotech	1,422	32
Mahindra & Mahindra Ltd	1,658	19
Maruti Suzuki India Ltd	125	14
Mphasis	10,301	148
Nestle India	3,187	492
Shriram Transport Finance	745	12
Tata Consultancy Services Ltd	39,201	1,107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tech Mahindra	16,771	$170
		3,177

Indonesia — 0.1%
Bukit Asam	449,639	126
Charoen Pokphand Indonesia	976,609	406
Indah Kiat Pulp & Paper	15,100	11
United Tractors	199,531	384
		927

Ireland — 0.4%
Kerry Group, Cl A	94	10
Smurfit Kappa Group	128,000	3,455
Weatherford International PLC *	1,020,000	583
		4,048

Israel — 0.2%
Bank Hapoalim BM	116,700	799
Bank Leumi Le-Israel BM	16,215	106
Check Point Software Technologies Ltd *	515	58
International Flavors & Fragrances *	283	40
Israel Chemicals	36,232	211
Mellanox Technologies *	6,215	577
Nice Ltd *	704	81
SodaStream International Ltd *	1,085	156
		2,028

Italy — 1.5%
CNH Industrial NV	350,000	3,408
Eni	14,522	234
Ferrari	10,515	1,150
Hera SpA	269,500	740
Intesa Sanpaolo	2,030,000	4,707
Moncler SpA	9,476	309
Poste Italiane	567	5
Telecom Italia *	3,088,600	2,010
UniCredit	330,000	4,254
		16,817

Japan — 16.9%
Aeon Co Ltd	11,300	271
AEON REIT Investment	500	559
Aichi Steel	10,300	362
Aisin Seiki Co Ltd	31,800	1,257
Alfresa Holdings Corp	18,800	500
Aoyama Trading *	21,100	529
Aozora Bank Ltd	18,700	614
Asahi Group Holdings	187,859	7,865
Asics	800	12
Astellas Pharma Inc	3,600	55
Canon Inc	19,400	550
Capcom	10,482	205
Casio Computer	4,500	63
Central Japan Railway	48,511	9,965
Chubu Electric Power Co Inc	10,700	160

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chugoku Electric Power	6,200	$78
Citizen Watch	383,200	2,025
Coca-Cola Bottlers Japan Holdings	300	9
Cosel	33,800	345
Cosmo Energy Holdings	7,179	167
Credit Saison	147,200	1,889
CyberAgent	1,800	82
Daibiru	106,300	1,163
Daido Steel	14,700	595
Dai-ichi Life Holdings	197,600	3,442
Daiichi Sankyo Co Ltd	12,500	459
Daito Trust Construction	64,386	8,409
Daiwa Securities Group	431,500	2,381
DCM Holdings	73,500	729
Denso Corp	67,600	3,124
Dentsu *	1,000	45
Don Quijote Holdings	500	30
Dowa Holdings	33,200	1,094
Eisai Co Ltd	2,900	266
en-japan	990	40
Exedy	41,000	1,052
FamilyMart UNY Holdings	1,400	199
Fancl	9,326	243
Fast Retailing	400	208
FCC	4,929	128
FUJIFILM Holdings	14,900	592
FULLCAST Holdings Co Ltd	2,241	46
Furukawa	19,000	241
Goldcrest	20,500	318
Goldwin	900	93
GS Yuasa	80,300	1,855
Hachijuni Bank	84,000	385
Hakuhodo DY Holdings	3,300	51
Hikari Tsushin	300	48
Hiroshima Bank	56,000	337
Hisamitsu Pharmaceutical	500	32
Hitachi Chemical	125,500	1,985
Hitachi Construction Machinery	100	3
Hitachi Ltd	39,500	1,144
Hitachi Zosen	247,900	851
Hokuetsu	167,800	850
Honda Motor	210,100	5,925
Hoshizaki	300	23
Hoya Corp	500	30
Idemitsu Kosan	8,141	296
IHI	800	24
Inaba Denki Sangyo	9,400	390
ITOCHU Corp	351,226	6,236
Itochu Enex	64,600	607
Iyo Bank	26,900	165
Japan Airlines Co Ltd	26,500	955
Japan Prime Realty Investment Corp, Cl A ‡	17	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Japan Real Estate Investment, Cl A ‡	22	$122
Japan Tobacco Inc	87,200	2,168
JFE Holdings	287,200	5,062
JXTG Holdings	405,822	2,453
Kakaku.com Inc	600	12
Kansai Electric Power	6,200	93
KDDI Corp	240,900	5,652
Keihan Holdings	1,900	79
Keio	2,000	111
Kikkoman	3,500	204
Kirin Holdings Co Ltd	9,800	230
Kose	200	30
Kyoei Steel	22,100	428
KYORIN Holdings Inc	4,166	100
Kyushu Electric Power	6,800	80
M3	4,300	69
Marui Group	900	19
Mazda Motor	551,300	5,875
McDonald’s Holdings Co Japan Ltd	100	5
MCJ	8,493	60
Medipal Holdings Corp	2,600	60
Meidensha	6,600	93
Mitsubishi	1,300	35
Mitsubishi Estate	87,000	1,395
Mitsubishi Heavy Industries	153,200	5,824
Mitsubishi UFJ Financial Group Inc	462,100	2,541
Mitsubishi UFJ Lease & Finance	448,600	2,445
Mitsui & Co Ltd	115,500	1,805
Mitsui OSK Lines Ltd	25,700	604
Mizuho Financial Group Inc	1,987,400	3,296
MonotaRO	18,038	489
NET One Systems	9,984	206
NGK Insulators	128,000	1,897
NGK Spark Plug	900	19
Nintendo	100	31
Nippon Building Fund Inc, Cl A ‡	25	156
Nippon Steel & Sumitomo Metal	311,500	5,695
Nippon Telegraph & Telephone Corp	155,800	6,421
Nippon Television Holdings	63,500	994
Nippon Yusen	209,900	3,562
Nishi-Nippon Financial Holdings	36,800	399
Nissan Chemical Corp	2,400	130
Nissan Motor Co Ltd	751,900	6,584
Nisshin Seifun Group	2,500	53
Nitori Holdings	100	13
Nitto Denko	18,700	1,022
NOK	113,600	1,711
Nomura Holdings	1,263,300	5,690
Nomura Real Estate Master Fund	13	17
North Pacific Bank	108,900	316
Obayashi	148,000	1,475
Obic	1,400	121

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle Corp Japan	4,748	$308
Oriental Land	1,500	149
Osaka Gas Co Ltd	24,300	443
Otsuka Corp	1,500	50
Panasonic Corp	93,500	959
Park24	2,000	54
Pola Orbis Holdings	200	6
Recruit Holdings	1,900	52
Ricoh Leasing	9,600	312
Sanken Electric	13,200	281
Sankyu	6,130	287
Sanyo Special Steel	9,400	214
Sawai Pharmaceutical	34,600	1,828
SBI Holdings	26,428	600
Seiko Epson	65,000	1,033
SG Holdings Co Ltd	1,621	40
Shinoken Group	5,502	45
Shionogi & Co Ltd	2,200	145
Shiseido	200	13
Showa	4,892	65
Showa Denko KK	13,502	541
Showa Shell Sekiyu	1,500	23
Sony Corp	1,100	58
Sony Financial Holdings Inc	3,900	82
Subaru	54,700	1,215
SUMCO	1,300	20
Sumitomo Corp	600	9
Sumitomo Dainippon Pharma	2,700	88
Sumitomo Electric Industries	425,600	5,969
Sumitomo Mitsui Financial Group Inc	149,900	5,522
Sumitomo Mitsui Trust Holdings Inc	147,700	5,921
Sushiro Global Holdings	2,062	113
Suzuken	400	22
Systena	6,400	82
Taisho Pharmaceutical Holdings Co Ltd	700	81
Taiyo Yuden	17,492	332
Teijin Ltd	34,200	590
Terumo	1,800	106
T-Gaia	2,300	49
Toho Gas	1,000	40
Toho Holdings Co Ltd	6,100	162
Tohoku Electric Power	2,400	31
Tokai Carbon	23,868	331
Tokyo Electric Power Co Holdings Inc *	16,400	100
Tokyo Electron	200	28
Tokyu	1,400	24
Towa Pharmaceutical	1,011	75
Toyo Seikan Group Holdings	2,400	55
Tsugami	6,185	46
Tsumura & Co	77,800	2,408
Tsuruha Holdings	200	20
UACJ Corp	38,400	804

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Urban Investment	58	$92
West Japan Railway Co	13,400	933
Xebio Holdings Co Ltd	69,700	904
Yamada Denki Co Ltd	691,400	3,343
Yamaha	800	34
YA-MAN	2,722	45
Yamato Holdings Co Ltd	5,700	151
Yamazaki Baking	500	11
Yaskawa Electric	700	22
Zensho Holdings	9,200	229
		190,263

Luxembourg — 0.3%
Trinseo SA	76,000	3,840

Malaysia — 0.2%
Carlsberg Brewery Malaysia	19,272	91
Malayan Banking Bhd	2,900	6
Nestle Malaysia	7,627	272
Petronas Chemicals Group	44,600	98
Public Bank Bhd	6,300	38
Tenaga Nasional Bhd	351,800	1,197
		1,702

Mexico — 0.1%
Alfa SAB de CV, Cl A	349,998	351
Grupo Financiero Banorte SAB de CV, Ser O	12,900	59
Mexichem SAB de CV	25,400	59
Wal-Mart de Mexico SAB de CV	84,800	210
		679

Netherlands — 1.2%
Aegon	14,506	81
Heineken Holding NV	138	12
Heineken NV	154	14
Koninklijke Ahold Delhaize NV	78,047	2,006
Koninklijke DSM	44	4
Koninklijke Vopak	87,770	3,836
NN Group NV	22,260	947
Royal Dutch Shell PLC, Cl A	213,500	6,456
Wolters Kluwer	4,538	274
		13,630

New Zealand — 0.1%
a2 Milk *	86,880	618
Fisher & Paykel Healthcare Corp Ltd	4,470	41
Ryman Healthcare Ltd	4,868	39
Spark New Zealand Ltd	20,850	60
Z Energy Ltd	122,600	484
		1,242

Norway — 0.2%
Aker BP	11,333	321
Austevoll Seafood	42,500	586
Equinor ASA	10,651	248

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Marine Harvest	8,618	$201
Salmar	5,960	336
TGS NOPEC Geophysical	12,347	345
		2,037

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	259	4
Credicorp Ltd	75	16
		20

Poland — 0.6%
Alior Bank *	30,991	446
Bank Polska Kasa Opieki	81,281	2,355
CD Projekt *	1,825	68
getBACK *	158,863	–
PLAY Communications	141,851	604
Powszechna Kasa Oszczednosci Bank Polski	711	8
Powszechny Zaklad Ubezpieczen SA	205,582	2,325
Wawel	2,168	477
		6,283

Portugal — 0.0%
Altri SGPS	8,129	59
Galp Energia SGPS SA, Cl B	623	10
		69

Puerto Rico — 0.0%
First BanCorp	25,315	229
OFG Bancorp	5,717	104
		333

Qatar — 0.0%
Industries Qatar	3,641	136
Qatar Islamic Bank SAQ	2,138	89
Qatar National Bank SAQ	3,969	218
		443

Romania — 0.5%
BRD-Groupe Societe Generale SA	887,118	3,041
Fondul Proprietatea SA/Fund	5,946,650	1,363
OMV Petrom	17,746,028	1,607
		6,011

Russia — 2.3%
Alrosa PJSC	1,568,990	2,335
Bank St. Petersburg PJSC	1,169,253	861
Detsky Mir PJSC	933,431	1,304
ENEL RUSSIA PJSC	21,143,000	347
Gazprom Neft PJSC	160,361	870
Gazprom Neft PJSC ADR	49,495	1,354
Gazprom PJSC	670,000	1,614
LUKOIL PJSC ADR	1,162	85
Magnit PJSC	20,179	1,055
MMC Norilsk Nickel PJSC ADR	93,000	1,752
Mobile TeleSystems PJSC	449,220	1,661
Moscow Exchange MICEX-RTS PJSC *	408,000	545

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Novatek PJSC GDR	56	$9
Novolipetsk Steel PJSC	157,577	373
Protek PJSC *	358,200	423
Sberbank of Russia PJSC	1,620,000	4,694
Severstal PJSC	28,165	422
Sistema PJSFC GDR	118,227	303
Tatneft PJSC	203,524	2,166
Tatneft PJSC ADR	4,403	277
TGC-1 PJSC, Cl 1 *	2,350,000,000	306
X5 Retail Group NV GDR	118,000	3,009
		25,765

Singapore — 0.5%
Best World International	29,800	51
CapitaLand Commercial Trust ‡	7,100	9
CapitaLand Mall Trust ‡	552,500	906
ComfortDelGro Corp Ltd	41,500	64
Dairy Farm International Holdings Ltd	8,000	71
DBS Group Holdings Ltd	50,600	899
Flex *	201,630	1,764
Singapore Airlines Ltd	100,100	694
United Overseas Bank Ltd	44,800	821
		5,279

Slovenia — 0.3%
Krka dd Novo mesto	29,532	1,866
Luka Koper	27,784	912
Telekom Slovenije DD	11,451	832
		3,610

South Africa — 0.1%
Anglo American Platinum	6,758	217
Clicks Group Ltd	1,998	27
Growthpoint Properties	6,166	10
Mr Price Group	16,377	285
Nedbank Group Ltd	435	8
Old Mutual Ltd	40,653	68
RMB Holdings Ltd	2,980	17
Sasol	4,363	128
Standard Bank Group Ltd	305	4
		764

South Korea — 1.5%
DB Insurance Co Ltd	807	49
Fila Korea Ltd	4,680	212
GS Engineering & Construction Corp	5,801	226
Hana Financial Group Inc	26,417	886
HLB *	777	59
Hotel Shilla Co Ltd	1,658	128
Korea Investment Holdings	30	2
KT&G Corp *	9,200	854
Kumho Petrochemical	2,652	218
LG Household & Health Care	14	14
Medy-Tox Inc	23	12

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NCSoft Corp	104	$47
Orion	165	16
Samsung Biologics Co Ltd *	325	97
Samsung Electro-Mechanics Co Ltd	6,713	722
Samsung Electronics GDR	12,385	11,560
Samsung Fire & Marine Insurance	159	39
Samsung SDI	646	119
Samsung SDS Co Ltd	466	81
SK Hynix Inc	232	14
SK Innovation Co Ltd	370	65
SK Telecom Co Ltd	5,000	1,291
S-Oil	795	78
		16,789

Spain — 0.5%
Amadeus IT Group SA, Cl A	3,517	252
Banco Santander	1,003,089	4,753
Ebro Foods SA	30,100	614
Ence Energia y Celulosa	15,198	96
Endesa SA	2,420	54
Naturgy Energy Group	7,516	186
		5,955

Sweden — 0.3%
Axfood AB	13,267	230
Betsson AB	7,897	64
Evolution Gaming Group	2,463	147
Granges	9,824	100
ICA Gruppen AB	542	20
Lundin Petroleum	4,873	128
Sandvik	13,411	199
Swedish Match AB	28,390	1,109
Swedish Orphan Biovitrum AB *	21,811	471
Tele2 AB, Cl B	788	10
Telefonaktiebolaget LM Ericsson, Cl B	9,501	79
Volvo AB, Cl B	84,483	1,175
		3,732

Switzerland — 1.2%
ABB *	260,000	5,258
Barry Callebaut	13	22
Chocoladefabriken Lindt & Spruengli AG	24	311
Clariant	386	8
Givaudan	76	187
Julius Baer Group	25	1
Lonza Group	608	196
Partners Group Holding AG	2,637	1,727
Roche Holding AG	6,800	1,763
SGS SA	10	24
Sika	352	44
Sonova Holding AG	782	126
STMicroelectronics NV	786	11
Swatch Group, Cl B	9,048	2,692
Swiss Life Holding AG	3,155	1,237

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swisscom AG	10	$5
Temenos	761	94
Vifor Pharma	1,071	132
Zurich Insurance Group	198	62
		13,900

Taiwan — 0.2%
Asia Cement Corp	334,148	366
Chang Hwa Commercial Bank	103,000	59
China Development Financial Holding Corp	305,000	99
E.Sun Financial Holding	201,665	136
Far Eastern Textile	36,000	33
Feng Hsin Steel	54,000	103
Feng TAY Enterprise Co Ltd	18,000	115
Mega Financial Holding	158,000	131
Novatek Microelectronics	78,612	332
President Chain Store Corp	11,000	114
Radiant Opto-Electronics Corp	52,000	142
SinoPac Financial Holdings	67,100	23
Taishin Financial Holding	67,734	30
Taiwan Cooperative Financial Holding	167,170	97
Uni-President Enterprises	73,000	171
Walsin Technology	12,000	73
Yageo Corp	8,981	108
Yuanta Financial Holding Co Ltd	133,000	68
Zhen Ding Technology Holding	17,000	43
		2,243

Thailand — 0.3%
Advanced Info Service	7,400	40
Airports of Thailand	22,100	43
Bangkok Bank	113,200	716
CP ALL PCL	3,000	6
Fabrinet *	4,717	249
Indorama Ventures PCL	71,649	118
Kiatnakin Bank PCL	376,300	827
Krungthai Card	141,340	146
PTT Exploration & Production PCL	29,700	119
PTT Global Chemical PCL	378,046	902
PTT PCL	509,282	763
		3,929

Turkey — 0.5%
Aksigorta	719,223	501
Arcelik AS	366,881	1,093
BIM Birlesik Magazalar AS	30,268	487
Coca-Cola Icecek	191,686	1,067
Enerjisa Enerji	562,000	533
Eregli Demir ve Celik Fabrikalari TAS	161,908	234
Ford Otomotiv Sanayi AS	8,276	85
Kordsa Teknik Tekstil	642,476	1,240
Tekfen Holding AS	27,684	106
Trakya Cam Sanayii	45,132	27

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Turk Hava Yollari AO *	72,501	$235
		5,608

United Kingdom — 5.6%
3i Group	1,696	18
Admiral Group	4,434	118
Anglo American PLC	9,038	181
Ashmore Group	16,357	77
Ashtead Group	160	4
AstraZeneca PLC	703	55
Auto Trader Group	9,708	54
BAE Systems PLC	92,900	582
BHP Group PLC	2,417	46
BP PLC	1,006,363	6,677
Bunzl	2,676	83
Burberry Group PLC	7,216	164
Centrica PLC	55,944	98
Compass Group	371	8
Computacenter PLC	27,300	374
Croda International	2,939	183
DFS Furniture	24,798	66
easyJet	1,150	16
Electrocomponents	50,621	333
Etalon Group GDR	250,000	495
Evraz PLC	47,479	275
Experian PLC	3,131	76
Ferguson	87	6
Fevertree Drinks	9,512	290
Games Workshop Group PLC	4,113	159
GlaxoSmithKline PLC	346,000	7,159
Globaltrans Investment PLC GDR	203,406	1,908
Gocompare.Com Group	26,038	26
Gulf Keystone Petroleum *	30,869	73
GVC Holdings	999	9
Hargreaves Lansdown PLC	6,449	156
HSBC Holdings PLC	84,089	713
Imperial Brands PLC	25,400	781
Inchcape PLC	73,600	546
Informa	2,381	21
International Consolidated Airlines Group	2,073	17
Intertek Group PLC	8,481	508
J Sainsbury	38,836	151
Kainos Group	7,600	42
Kingfisher PLC	600,000	1,914
Legal & General Group PLC	11,389	36
Lloyds Banking Group PLC	4,120,000	2,910
London Stock Exchange Group PLC	4,150	214
Meggitt	535,138	3,538
Next PLC	100,635	6,293
NMC Health PLC	1,682	71
Pagegroup PLC	43,978	279
Pearson	366,171	4,501
Persimmon	7,200	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RELX	678	$14
Rightmove PLC	129,510	723
Ros Agro GDR	85,499	935
Royal Dutch Shell PLC, Cl A	4,551	138
Royal Dutch Shell PLC, Cl B	31,078	950
Royal Mail PLC	91,558	374
Segro ‡	23,691	182
Shire	353	21
Smith & Nephew	3,929	71
Softcat PLC	15,905	122
SSP Group	54,230	433
Tate & Lyle PLC	102,000	934
Tesco	75,712	191
TUI AG	927	13
Victrex	11,093	347
Vodafone Group PLC	1,660,000	3,578
Weir Group	103,000	1,937
WH Smith PLC	281,769	6,852
Wm Morrison Supermarkets PLC	45,527	138
WPP	200,000	2,209
		62,641

United States — 47.9%

Communication Services — 1.5%
AMC Networks Inc, Cl A *	8,100	485
AT&T Inc	281,314	8,788
CenturyLink Inc	138,000	2,594
IAC/InterActiveCorp *	1,830	326
Live Nation Entertainment *	350	19
Sirius XM Holdings Inc	37,838	236
Take-Two Interactive Software Inc *	805	88
Twenty-First Century Fox Inc, Cl A	179	9
Twenty-First Century Fox Inc, Cl B	2,790	137
Twitter Inc *	5,100	160
Verizon Communications Inc	44,900	2,707
World Wrestling Entertainment Inc, Cl A	5,059	374
Zillow Group, Cl C *	2,700	99

		16,022

Consumer Discretionary — 9.5%
Adient	95,810	2,269
Advance Auto Parts Inc	28,846	5,126
Amazon.com Inc *	1,882	3,181
American Eagle Outfitters Inc	20,017	419
AutoZone Inc *	4,485	3,629
Beazer Homes USA Inc *	97,660	1,100
Bed Bath & Beyond Inc	123,040	1,585
Best Buy Co Inc	17,814	1,151
BJ’s Restaurants Inc	2,754	150
Crocs Inc *	8,694	242
Deckers Outdoor Corp *	3,620	482
Delphi Automotive PLC *	75,215	5,408
Delphi Technologies PLC	64,949	1,110

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dollar General Corp	3,934	$437
Dollar Tree Inc *	2,900	252
Domino’s Pizza	5,485	1,521
DR Horton Inc	2,631	98
Fiat Chrysler Automobiles *	262,000	4,347
Five Below Inc *	6,546	686
Fox Factory Holding Corp *	4,219	269
Francesca’s Holdings Corp *	129,300	257
General Motors Co	313,425	11,894
Gentex	209,753	4,724
Goodyear Tire & Rubber Co/The	126,610	2,932
Group 1 Automotive	43,810	2,462
Guess? Inc	3,658	87
Hilton Worldwide Holdings Inc	383	29
K12 Inc *	4,200	100
Kohl’s Corp	6,972	468
Lowe’s Cos Inc	22,400	2,114
M/I Homes Inc *	38,950	917
Macy’s Inc	6,300	216
Marriott International Inc/MD, Cl A	2,212	254
McDonald’s Corp	6,630	1,250
Melco Resorts & Entertainment ADR	3,900	70
Michael Kors Holdings Ltd *	3,900	171
Netflix Inc *	2,200	629
Newell Brands Inc	178,500	4,177
NIKE Inc, Cl B	31,433	2,361
Nordstrom Inc	1,177	62
Office Depot	958,080	3,095
O’Reilly Automotive Inc *	28,425	9,857
Pier 1 Imports Inc *	540,390	778
PulteGroup Inc	1,181	31
PVH Corp	212	23
Ralph Lauren Corp, Cl A	1,100	123
RH *	4,388	510
Ross Stores Inc	7,208	631
Sally Beauty Holdings Inc *	7,400	156
Sonic Automotive, Cl A	29,590	467
Stamps.com Inc *	2,160	370
Strategic Education Inc	2,884	394
Tailored Brands Inc	5,760	132
Tapestry Inc	104,294	4,060
Target Corp	59,332	4,210
Tenneco Inc, Cl A	92,960	3,137
Tiffany & Co	14,330	1,304
TJX Cos Inc/The	71,028	3,470
Tractor Supply Co	200	19
Under Armour Inc, Cl A *	1,997	48
Under Armour Inc, Cl C *	3,800	85
Urban Outfitters Inc *	10,040	382
Vail Resorts	740	207
VF Corp	7,200	585
Weight Watchers International Inc *	528	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wynn Resorts Ltd	237	$26
Yum China Holdings	300	11

		102,773

Consumer Staples — 2.4%
Altria Group Inc	22,600	1,239
Archer-Daniels-Midland Co	1,342	62
Boston Beer Co Inc/The, Cl A *	1,171	321
Brown-Forman Corp, Cl B	2,637	126
Chefs’ Warehouse Inc/The *	2,113	81
Colgate-Palmolive Co	32,500	2,064
Constellation Brands Inc, Cl A	73	14
Costco Wholesale Corp	943	218
Coty Inc, Cl A	172,000	1,434
Estee Lauder Cos Inc/The, Cl A	2,790	398
Herbalife Nutrition Ltd *	14,673	840
Hormel Foods Corp	800	36
Kellogg Co	14,900	948
Kimberly-Clark Corp	12,600	1,454
Kroger Co/The	116,500	3,455
Lamb Weston Holdings Inc	17,937	1,376
Lancaster Colony Corp	2,300	415
McCormick & Co Inc/MD	437	66
Medifast Inc	1,488	221
Monster Beverage Corp *	364	22
PepsiCo Inc	29,695	3,621
Sysco Corp	2,159	146
Tyson Foods Inc, Cl A	12,400	731
USANA Health Sciences Inc *	1,623	199
Walgreens Boots Alliance Inc	29,500	2,498
Walmart Inc	37,911	3,702

		25,687

Energy — 2.7%
Anadarko Petroleum Corp	3,013	159
Antero Resources Corp *	211,000	2,770
Arch Coal Inc	2,363	192
Baker Hughes a GE Co, Cl A	148,200	3,382
C&J Energy Services Inc *	86,670	1,489
Cactus Inc, Cl A *	3,420	99
California Resources Corp *	5,345	128
Cheniere Energy *	2,739	167
Chevron Corp	9,100	1,082
ConocoPhillips	3,946	261
Continental Resources Inc/OK *	2,390	109
Devon Energy Corp	79,500	2,149
Diamondback Energy Inc	352	39
Exxon Mobil Corp	17,300	1,375
Helmerich & Payne Inc	700	42
Hess Corp	4,088	220
HollyFrontier Corp	26,567	1,660
Marathon Oil Corp	5,521	92
Marathon Petroleum Corp	10,116	659

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McDermott International *	274,558	$2,391
National Oilwell Varco Inc	1,571	50
Noble Energy Inc	127,100	3,017
Occidental Petroleum Corp	10,841	762
ONEOK Inc	3,363	207
PBF Energy Inc, Cl A	51,435	1,990
Phillips 66	9,339	873
Southwestern Energy Co *	460,660	2,220
Talos Energy *	2,027	39
Targa Resources	2,862	128
Valero Energy Corp	13,300	1,063
Whiting Petroleum Corp *	9,986	302

		29,116

Financials — 7.9%
Aflac Inc	224,574	10,272
Allstate Corp/The	20,100	1,793
Ally Financial Inc	308,700	8,236
American International Group Inc	104,900	4,537
Annaly Capital Management Inc ‡	65,600	659
AXA Equitable Holdings	66,200	1,303
Bank of America Corp	214,924	6,104
BB&T Corp	8,900	455
Berkshire Hathaway Inc, Cl B *	8,500	1,855
BlackRock Inc, Cl A	19	8
Cboe Global Markets Inc	257	28
Citigroup Inc	79,000	5,118
Citizens Financial Group Inc	400	15
CME Group Inc, Cl A	19,666	3,738
CNA Financial Corp	22,000	1,032
Comerica Inc	2,874	228
Discover Financial Services	103	7
E*TRADE Financial Corp	3,358	176
Enova International Inc *	3,994	88
FactSet Research Systems Inc	7,300	1,712
Fidelity National Financial Inc	400	13
Fifth Third Bancorp	1,888	53
First Republic Bank/CA	421	42
FirstCash Inc	5,913	527
Goldman Sachs Group Inc/The	39,615	7,554
Hartford Financial Services Group Inc/The	10,700	473
Huntington Bancshares Inc/OH	2,616	38
JPMorgan Chase & Co	7,400	823
Lincoln National Corp	80,000	5,038
LPL Financial Holdings	2,700	173
MetLife Inc	70,600	3,151
Moody’s Corp	33,560	5,338
Morgan Stanley	598	27
MSCI Inc, Cl A	22,000	3,456
Nasdaq Inc	2,500	228
PNC Financial Services Group Inc/The	1,262	171
Popular Inc	3,465	195
Progressive Corp/The	13,517	896

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regions Financial Corp	9,197	$151
S&P Global Inc	22,209	4,061
Starwood Property Trust Inc ‡	32,200	720
SunTrust Banks Inc	200	13
SVB Financial Group *	1,701	433
T Rowe Price Group Inc	19,127	1,900
TCF Financial Corp	4,871	110
TD Ameritrade Holding Corp	587	32
US Bancorp	55,200	3,006
World Acceptance Corp *	381	42
WR Berkley Corp	100	8
Zions Bancorp	1,735	84

		86,120

Health Care — 9.0%
Abbott Laboratories	66,500	4,924
AbbVie Inc	16,441	1,550
ABIOMED Inc *	905	301
Align Technology Inc *	1,825	420
Amedisys Inc *	1,571	214
AmerisourceBergen Corp	64,500	5,734
Amgen Inc	4,800	1,000
Anthem Inc	1,200	348
Baxter International Inc	400	27
Becton Dickinson and Co	16,200	4,095
Centene Corp *	4,048	576
Chemed Corp	2,078	658
Cigna Corp	53,986	12,059
CVS Health Corp	45,553	3,653
DaVita Inc *	34,700	2,292
Edwards Lifesciences Corp *	1,919	311
Eli Lilly & Co	58,200	6,905
Endo International PLC *	11,924	143
Express Scripts Holding Co *	13,400	1,360
Gilead Sciences Inc	9,400	676
HCA Healthcare Inc	14,085	2,028
Henry Schein Inc *	435	39
HMS Holdings Corp *	8,420	301
Humana Inc	1,535	506
IDEXX Laboratories Inc *	9,654	1,967
Illumina Inc *	414	140
Intuitive Surgical Inc *	1,730	918
IQVIA Holdings Inc *	346	43
Johnson & Johnson	52,400	7,698
LHC Group Inc *	1,400	147
Medpace Holdings Inc *	2,687	166
Merck & Co Inc	109,000	8,648
Mettler-Toledo International Inc *	3,930	2,502
Molina Healthcare Inc *	1,334	186
National Research Corp, Cl A	1,033	41
Nektar Therapeutics, Cl A *	1,285	52
Pfizer Inc	65,700	3,037
ResMed Inc	1,012	113

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seattle Genetics *	1,501	$94
UnitedHealth Group Inc	46,983	13,219
US Physical Therapy Inc	1,738	207
Varian Medical Systems Inc *	14,200	1,752
Veeva Systems, Cl A *	1,920	185
Waters Corp *	8	2
WellCare Health Plans Inc *	6,396	1,630
Zimmer Biomet Holdings Inc	41,000	4,798
Zoetis Inc, Cl A	2,234	210

		97,875

Industrials — 6.2%
3M Co	13,100	2,724
Allison Transmission Holdings Inc, Cl A	26,436	1,245
AMETEK Inc	87	6
Atkore International Group Inc *	6,357	130
Atlas Air Worldwide Holdings Inc *	55,460	2,953
Boeing Co/The	12,939	4,487
Builders FirstSource *	100,830	1,364
Caterpillar Inc	80	11
CH Robinson Worldwide Inc	16,973	1,567
Cintas Corp	966	181
Comfort Systems USA	4,934	260
Continental Building Products *	5,241	150
Copart Inc *	17,508	896
CoStar Group Inc *	700	259
CSX Corp	4,300	312
Cummins Inc	15,900	2,402
Deere & Co	25	4
Eaton Corp PLC	9,200	708
Echo Global Logistics *	3,695	94
Fastenal Co	1,006	60
Flowserve Corp	1,539	75
Fluor Corp	3,000	123
FTI Consulting Inc *	4,841	340
Generac Holdings Inc *	7,833	446
General Dynamics Corp	106	20
Graco Inc	55,200	2,432
Harris Corp	448	64
IDEX Corp	445	61
Insperity Inc	6,982	698
JB Hunt Transport Services Inc	1,413	150
L3 Technologies Inc	220	40
Landstar System	5,280	576
Lockheed Martin Corp	54	16
Meritor Inc *	148,970	2,458
Middleby Corp/The *	16,300	1,969
MSC Industrial Direct Co Inc, Cl A	63,500	5,625
Northrop Grumman Corp	1,623	422
Old Dominion Freight Line	1,200	164
PGT Innovations *	7,235	139
Raytheon Co	2,057	361
Republic Services Inc, Cl A	8,090	626

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robert Half International Inc	13,443	$831
Rollins Inc	1,500	95
RR Donnelley & Sons Co	194,490	1,231
Southwest Airlines Co	164,228	8,968
Textron Inc	2,100	118
TransDigm Group Inc *	535	194
TransUnion	4,200	271
TriNet Group Inc *	5,349	246
Triumph Group Inc	140,370	2,360
Tutor Perini *	27,850	518
Union Pacific Corp	60,985	9,378
United Continental Holdings Inc *	1,200	116
United Rentals Inc *	723	85
United Technologies Corp	22,344	2,722
Universal Logistics Holdings	1,075	25
Verisk Analytics Inc, Cl A *	1,935	239
Wabtec Corp	2,083	197
Waste Connections	2,700	212
Waste Management Inc	1,530	143
WW Grainger Inc	7,703	2,419
XPO Logistics Inc *	800	61
Xylem Inc/NY	263	19

		67,066

Information Technology — 7.0%
Accenture PLC, Cl A	649	107
Adobe Inc *	2,530	635
Advanced Micro Devices Inc *	11,162	238
Akamai Technologies Inc *	5,293	364
Alphabet Inc, Cl A *	3,177	3,525
Amdocs Ltd	28,900	1,876
Amphenol Corp, Cl A	1,471	129
Analog Devices Inc	25,900	2,381
ANSYS Inc *	1,525	247
Apple Inc	10,444	1,865
Applied Materials Inc	325	12
Arista Networks Inc *	5,056	1,206
Aspen Technology Inc *	9,802	846
Automatic Data Processing Inc	1,626	240
Broadridge Financial Solutions Inc	2,620	277
CACI International Inc, Cl A *	1,503	248
Cardtronics PLC *	5,476	178
CDW Corp/DE	451	42
Cisco Systems Inc	73,300	3,509
Citrix Systems Inc	1,248	136
Cognizant Technology Solutions Corp, Cl A	200	14
CyberArk Software Ltd *	3,400	252
Dell Technologies Inc, Cl V *	1,833	193
Electronic Arts Inc *	396	33
EVERTEC Inc	7,943	217
F5 Networks Inc *	1,331	229
First Data Corp, Cl A *	9,695	185
Fiserv Inc *	982	78

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FleetCor Technologies Inc *	567	$110
FLIR Systems Inc	2,739	126
Fortinet Inc *	2,500	185
Gartner Inc *	553	85
GoDaddy, Cl A *	3,645	238
Hewlett Packard Enterprise Co	281,700	4,226
Intel Corp	230,928	11,387
International Business Machines Corp	51,100	6,350
Intuit Inc	10,216	2,192
IPG Photonics Corp *	196	28
Jack Henry & Associates Inc	1,115	156
Juniper Networks Inc	26,971	774
KEMET Corp	7,200	147
Keysight Technologies Inc *	4,316	267
Lam Research Corp	27	4
Mastercard Inc, Cl A	24,516	4,929
Microchip Technology Inc	216	16
Micron Technology Inc *	4,674	180
Motorola Solutions Inc	15,330	2,012
NetApp Inc	17,731	1,186
NVIDIA Corp	3,170	518
Oracle Corp	72,000	3,511
Palo Alto Networks *	1,912	331
PayPal Holdings Inc *	6,300	541
QUALCOMM Inc	89,000	5,185
Red Hat Inc *	11,534	2,060
salesforce.com Inc *	4,316	616
Seagate Technology PLC	1,169	50
ServiceNow Inc *	3,935	729
Splunk Inc *	1,800	201
Square, Cl A *	7,424	518
SS&C Technologies Holdings	1,000	48
Synopsys Inc *	500	46
Texas Instruments Inc	200	20
Total System Services Inc	9,271	810
Unisys *	179,537	2,427
VeriSign Inc *	11,463	1,789
VMware, Cl A *	474	79
Western Union Co/The	37,000	693
Workday, Cl A *	1,890	310
Worldpay, Cl A *	1,989	171
Xilinx Inc	15,300	1,415

		75,928

Materials — 2.2%
Avery Dennison Corp	100	10
CF Industries Holdings Inc	626	26
Eastman Chemical Co	6,800	536
Ecolab Inc	12,600	2,022
Freeport-McMoRan Inc, Cl B	133,500	1,594
Linde PLC	11,900	1,893
Mosaic Co/The	21,290	766
Packaging Corp of America	70,628	6,909

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Steel & Aluminum Co	55,000	$4,425
Resolute Forest Products Inc *	7,384	81
Sherwin-Williams Co/The	7,800	3,308
Silgan Holdings Inc	18,800	484
Sonoco Products Co	20,100	1,157
Southern Copper Corp	847	28
Steel Dynamics Inc	339	12
Verso Corp *	4,617	116
Warrior Met Coal Inc	4,007	95
Westlake Chemical Corp	200	15

		23,477

Real Estate — 0.2%
Apple Hospitality Inc ‡	31,300	497
CBRE Group Inc, Cl A *	2,400	105
Extra Space Storage Inc ‡	372	36
HFF Inc, Cl A *	4,807	194
Jones Lang LaSalle Inc	414	59
Marcus & Millichap Inc *	2,233	81
National Health Investors Inc ‡	9,000	702
SBA Communications Corp, Cl A *‡	72	12
Senior Housing Properties Trust ‡	24,100	332

		2,018

Utilities — 1.1%
AES Corp/VA	900	14
Alliant Energy Corp	137	6
Ameren Corp	33,752	2,316
American Water Works Co Inc	1,100	105
Consolidated Edison Inc	75	6
Dominion Energy Inc	26	2
DTE Energy Co	96	12
Entergy Corp	27,000	2,351
Exelon Corp	54,054	2,508
FirstEnergy Corp	22,837	864
NextEra Energy Inc	3,188	579
NiSource Inc	600	16
OGE Energy Corp	2,607	103
Portland General Electric Co	29,400	1,416
Public Service Enterprise Group Inc	28,039	1,567
UGI Corp	744	43
Vistra Energy Corp *	7,961	187
Xcel Energy Inc	200	10

		12,105

		538,187

Total Common Stock
(Cost $1,117,702) ($ Thousands)		1,072,419

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK(A) — 0.0%

Croatia — 0.0%
Adris Grupa DD	7,455	$488

Germany — 0.0%
Porsche Automobil Holding	64	4
Sartorius	808	102

		106

Total Preferred Stock (Cost $660) ($ Thousands)		594

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	11,188,769	$11,189

(Cost $11,189) ($ Thousands)		11,189

Total Investments in Securities — 96.4% (Cost $1,129,551) ($ Thousands)		$1,084,202

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(B)
(Cost $301) ($ Thousands)	82,682,390	$242

A list of the open option contracts held by the Fund at November 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
December 18 Put EUR Call NZD*	23,679,460	$38,875	$1.65	12/22/18	$144
December 18 Put GBP Call USD*	17,563,875	22,357	1.27	12/22/18	46

		61,232			190

Call Options
December 18 Call AUD Put USD*	11,839,730	8,631	0.73	12/22/18	12
December 18 Call AUD Put USD*	11,839,730	8,631	0.73	12/22/18	6
December 18 Call USD Put HUF*	17,759,595	5,064,859	288.00	12/22/18	34

		5,082,121			52

Total Purchased Options		$5,143,353			$242

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	(163)	Dec-2018	$(6,414)	$(5,838)	$388
FTSE 100 Index	(34)	Dec-2018	(3,292)	(3,023)	183
Hang Seng Index	37	Dec-2018	6,248	6,272	23
MSCI Emerging Markets	250	Dec-2018	12,542	12,495	(47)
MSCI Singapore Index	89	Dec-2018	2,234	2,261	18
OMX Index	32	Dec-2018	530	532	3
S&P 500 Index E-MINI	564	Dec-2018	80,689	77,784	(2,905)
S&P TSX 60 Index	127	Dec-2018	18,385	17,442	(602)
SPI 200 Index	125	Dec-2018	13,736	12,948	(897)
TOPIX Index	(616)	Dec-2018	(93,122)	(90,488)	1,322

			$31,536	$30,385	$(2,514)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	USD	70	RON	288	$—
Brown Brothers Harriman	12/14/18	USD	3	CZK	70	—
Brown Brothers Harriman	12/14/18	USD	225	CZK	5,135	—
Brown Brothers Harriman	12/14/18	USD	5	HUF	1,400	—
Brown Brothers Harriman	12/14/18	USD	341	HUF	97,036	(1)
Brown Brothers Harriman	12/14/18	USD	717	TRY	3,790	1
Brown Brothers Harriman	12/14/18	USD	74	TRY	385	(1)
Brown Brothers Harriman	12/14/18	USD	808	NZD	1,191	10
Brown Brothers Harriman	12/14/18	USD	69	PLN	262	—
Brown Brothers Harriman	12/14/18	USD	1,464	PLN	5,544	(1)
Brown Brothers Harriman	12/14/18	USD	27	ILS	100	—
Brown Brothers Harriman	12/14/18	USD	1,919	ILS	7,117	(9)
Brown Brothers Harriman	12/14/18	NZD	8	USD	6	—
Brown Brothers Harriman	12/14/18	NZD	2,051	USD	1,391	(18)
Brown Brothers Harriman	12/14/18	USD	37	NOK	323	—
Brown Brothers Harriman	12/14/18	USD	2,591	NOK	22,235	(5)
Brown Brothers Harriman	12/14/18	CZK	2,604	USD	114	—
Brown Brothers Harriman	12/14/18	CZK	95	USD	4	—
Brown Brothers Harriman	12/14/18	ILS	5,694	USD	1,535	7
Brown Brothers Harriman	12/14/18	ILS	156	USD	42	—
Brown Brothers Harriman	12/14/18	USD	5,928	MXN	121,890	54
Brown Brothers Harriman	12/14/18	USD	94	MXN	1,901	(1)
Brown Brothers Harriman	12/14/18	USD	93	DKK	613	—
Brown Brothers Harriman	12/14/18	USD	5,980	DKK	39,304	(9)
Brown Brothers Harriman	12/14/18	AUD	56	USD	41	—
Brown Brothers Harriman	12/14/18	AUD	7,217	USD	5,222	(49)
Brown Brothers Harriman	12/14/18	USD	135	SEK	1,232	—
Brown Brothers Harriman	12/14/18	USD	9,227	SEK	83,806	(7)
Brown Brothers Harriman	12/14/18	USD	155	HKD	1,214	—
Brown Brothers Harriman	12/14/18	USD	12,000	HKD	93,849	(4)
Brown Brothers Harriman	12/14/18	SGD	111	USD	81	—
Brown Brothers Harriman	12/14/18	SGD	12,999	USD	9,457	(19)
Brown Brothers Harriman	12/14/18	USD	14,433	ZAR	200,480	8
Brown Brothers Harriman	12/14/18	USD	227	ZAR	3,103	(3)
Brown Brothers Harriman	12/14/18	CHF	14,819	USD	14,850	2
Brown Brothers Harriman	12/14/18	CHF	527	USD	528	—
Brown Brothers Harriman	12/14/18	NOK	18,154	USD	2,115	4
Brown Brothers Harriman	12/14/18	NOK	565	USD	66	—
Brown Brothers Harriman	12/14/18	USD	18,481	SGD	25,401	37
Brown Brothers Harriman	12/14/18	USD	289	SGD	396	—
Brown Brothers Harriman	12/14/18	HKD	22,189	USD	2,837	1
Brown Brothers Harriman	12/14/18	HKD	195	USD	25	—
Brown Brothers Harriman	12/14/18	USD	22,958	AUD	31,736	220
Brown Brothers Harriman	12/14/18	USD	363	AUD	497	—
Brown Brothers Harriman	12/14/18	PLN	22,944	USD	6,058	2

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/18	PLN	825	USD	217	$—
Brown Brothers Harriman	12/14/18	MXN	192	USD	9	—
Brown Brothers Harriman	12/14/18	MXN	24,838	USD	1,208	(11)
Brown Brothers Harriman	12/14/18	CAD	25,943	USD	19,598	71
Brown Brothers Harriman	12/14/18	CAD	526	USD	395	(1)
Brown Brothers Harriman	12/14/18	ZAR	15	USD	1	—
Brown Brothers Harriman	12/14/18	ZAR	26,814	USD	1,930	(1)
Brown Brothers Harriman	12/14/18	USD	436	CHF	435	—
Brown Brothers Harriman	12/14/18	USD	28,887	CHF	28,826	(4)
Brown Brothers Harriman	12/14/18	TRY	18	USD	4	—
Brown Brothers Harriman	12/14/18	TRY	33,247	USD	6,289	(10)
Brown Brothers Harriman	12/14/18	USD	18	CAD	24	—
Brown Brothers Harriman	12/14/18	USD	34,341	CAD	45,460	(124)
Brown Brothers Harriman	12/14/18	RON	11	USD	3	—
Brown Brothers Harriman	12/14/18	RON	36,130	USD	8,790	(9)
Brown Brothers Harriman	12/14/18	SEK	41,057	USD	4,520	3
Brown Brothers Harriman	12/14/18	SEK	1,354	USD	149	—
Brown Brothers Harriman	12/14/18	GBP	43,570	USD	55,924	300
Brown Brothers Harriman	12/14/18	GBP	1,370	USD	1,747	(2)
Brown Brothers Harriman	12/14/18	DKK	45,550	USD	6,930	11
Brown Brothers Harriman	12/14/18	DKK	1,280	USD	194	(1)
Brown Brothers Harriman	12/14/18	USD	1,169	GBP	917	1
Brown Brothers Harriman	12/14/18	USD	61,987	GBP	48,294	(331)
Brown Brothers Harriman	12/14/18	USD	1,347	CNY	9,370	1
Brown Brothers Harriman	12/14/18	USD	80,894	CNY	561,285	(124)
Brown Brothers Harriman	12/14/18	USD	82,054	JPY	9,312,746	56
Brown Brothers Harriman	12/14/18	USD	1,280	JPY	144,838	(2)
Brown Brothers Harriman	12/14/18	USD	1,922	EUR	1,700	6
Brown Brothers Harriman	12/14/18	USD	110,629	EUR	97,449	(182)
Brown Brothers Harriman	12/14/18	EUR	118,984	USD	135,070	215
Brown Brothers Harriman	12/14/18	EUR	3,769	USD	4,263	(9)
Brown Brothers Harriman	12/14/18	HUF	432,489	USD	1,518	5
Brown Brothers Harriman	12/14/18	HUF	13,951	USD	49	—
Brown Brothers Harriman	12/14/18	CNY	485,836	USD	70,020	107
Brown Brothers Harriman	12/14/18	CNY	13,816	USD	1,986	(2)
Brown Brothers Harriman	12/14/18	JPY	138,231	USD	1,221	3
Brown Brothers Harriman	12/14/18	JPY	21,866,625	USD	192,667	(132)

						$53

Percentages are based on Net Assets of $1,124,119 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	There is currently no rate available.

(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

CZK — Czech Koruna

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

World Select Equity Fund (Continued)

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,064,728	$7,691	$–	$1,072,419
Preferred Stock	594	–	–	594
Cash Equivalent	11,189	–	–	11,189

Total Investments in Securities	$1,076,511	$7,691	$–	$1,084,202

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$242	$—	$—	$242
Futures Contracts *
Unrealized Appreciation	1,937	—	—	1,937
Unrealized Depreciation	(4,451)	—	—	(4,451)
Forwards Contracts *
Unrealized Appreciation	—	1,125	—	1,125
Unrealized Depreciation	—	(1,072)	—	(1,072)

Total Other Financial Instruments	$(2,272)	$53	$—	$(2,219)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$ 14,640	$ 95,003	$ (98,454)	$ 11,189	$ 154

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.7%

Argentina — 2.4%
Banco Macro SA ADR	38,082	$1,690
Cablevision Holding SA GDR *	76,426	542
Central Puerto SA ADR	47,538	459
Grupo Financiero Galicia SA ADR	180,755	4,982
Grupo Supervielle SA ADR	335,497	2,925
IRSA Inversiones y Representaciones SA ADR *	61,250	842
IRSA Propiedades Comerciales SA ADR	1,698	35
Loma Negra Cia Industrial Argentina SA ADR *	63,640	677
MercadoLibre Inc	13,267	4,670
Pampa Energia SA ADR *	97,048	3,411
Telecom Argentina SA ADR	37,830	650
Transportadora de Gas del Sur SA ADR	75,500	1,150
YPF SA ADR *	54,480	815
		22,848

Austria — 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	31,982	823

Bangladesh — 0.4%
BRAC Bank Ltd *	3,399,368	2,951
Square Pharmaceuticals Ltd	355,628	1,118
		4,069

Bermuda — 0.0%
Central European Media Enterprises Ltd, Cl A *	89,695	294

Botswana — 0.0%
Sechaba Breweries Holdings Ltd	116,590	221

Brazil — 4.1%
Ambev SA	240,300	1,049
Azul SA ADR *	58,450	1,578
Banco do Brasil SA	426,600	4,914
Banco Santander Brasil SA	71,100	784
CCR SA	267,000	895
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,025	80
Cosan Ltd, Cl A	85,831	763
Cosan SA	204,100	1,815
Embraer SA ADR	40,242	904
Engie Brasil Energia SA	86,300	958
Estacio Participacoes SA	152,200	972
Hypera SA	22,100	183
Instituto Hermes Pardini SA	123,811	575
JBS SA	540,000	1,640
Kroton Educacional SA	373,500	1,012
Linx SA	67,411	487
Localiza Rent a Car SA	116,046	806
Lojas Renner SA	178,600	1,802
M Dias Branco SA	60,522	631

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Magazine Luiza SA	29,900	$1,270
Mahle-Metal Leve SA	138,005	869
Movida Participacoes SA	524,142	1,082
Petroleo Brasileiro SA ADR, Cl A (A)	95,100	1,250
Porto Seguro SA	60,505	810
Raia Drogasil SA	160,463	2,573
Smiles Fidelidade SA	76,600	874
Sul America SA	279,634	1,941
Suzano Papel e Celulose SA	172,600	1,821
Vale SA ADR, Cl B	330,287	4,525
		38,863

British Virgin Islands — 0.1%
Hollysys Automation Technologies Ltd	59,955	1,188

Canada — 0.8%
First Quantum Minerals Ltd	304,338	2,793
Gran Tierra Energy Inc *	1,109,887	2,956
Parex Resources Inc *	158,723	1,960
		7,709

Chile — 0.7%
Cia Cervecerias Unidas SA ADR	40,497	1,052
Parque Arauco SA	205,192	484
Plaza SA *	262,200	569
SMU SA *	4,073,721	1,167
Vina Concha y Toro SA	1,427,604	2,891
		6,163

China — 8.2%
Agricultural Bank of China Ltd, Cl H	3,555,000	1,608
Alibaba Group Holding Ltd ADR *	103,383	16,630
ANTA Sports Products Ltd	404,758	1,839
Baidu Inc ADR *	17,300	3,257
BEST Inc ADR *	60,572	312
By-health Co Ltd, Cl A	613,500	1,766
China Communications Construction Co Ltd, Cl H	1,832,000	1,779
China International Travel Service Corp Ltd, Cl A	218,367	1,736
China Petroleum & Chemical Corp ADR	14,620	1,248
China Petroleum & Chemical Corp, Cl H	5,388,000	4,579
China Railway Construction Corp Ltd, Cl H	965,500	1,236
China Railway Group Ltd, Cl H	1,084,000	996
Country Garden Holdings Co Ltd	1,796,000	2,208
Dongfeng Motor Group Co Ltd, Cl H	854,000	824
Fosun International Ltd	883,000	1,404
GreenTree Hospitality Group Ltd ADR	33,592	470
Guangzhou R&F Properties Co Ltd	582,400	902
Hangzhou Hikvision Digital Technology Co Ltd, Cl A	225,850	884
Hangzhou Tigermed Consulting Co Ltd, Cl A	184,000	1,288
Huazhu Group Ltd ADR	41,420	1,306

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	433,273	$1,487
Kingdee International Software Group Co Ltd	4,488,000	4,473
Kweichow Moutai Co Ltd, Cl A	11,900	968
Maanshan Iron & Steel Co Ltd, Cl H	4,170,000	1,918
NetEase Inc ADR	6,612	1,501
New Oriental Education & Technology Group Inc ADR *	20,557	1,175
Noah Holdings Ltd ADR *	45,542	2,217
PetroChina Co Ltd, Cl H	900,000	631
PICC Property & Casualty Co Ltd	396,000	406
Ping An Insurance Group Co of China Ltd, Cl H	600,500	5,809
Shenzhou International Group Holdings Ltd	178,000	2,161
Silergy Corp	100,947	1,598
Sinopharm Group Co Ltd, Cl H	392,400	1,933
Sinotrans Ltd, Cl H	3,219,000	1,288
YY Inc ADR *	21,719	1,479
Zhejiang Expressway Co Ltd, Cl H	2,094,000	1,758
		77,074

Colombia — 0.7%
Bancolombia SA ADR, Cl R	95,611	3,826
Canacol Energy Ltd *	430,406	1,291
CEMEX Latam Holdings SA *	817,821	1,038
Corp Financiera Colombiana SA *	679	4
Ecopetrol SA	537,932	518
		6,677

Czech Republic — 0.3%
CEZ AS	34,334	819
Komercni banka as	49,485	1,946
		2,765

Egypt — 0.7%
Commercial International Bank Egypt SAE	293,450	1,224
Commercial International Bank Egypt SAE GDR	557,135	2,325
Credit Agricole Egypt SAE	559,780	1,250
Integrated Diagnostics Holdings PLC (B)	442,170	1,769
		6,568

Ghana — 0.1%
Scancom PLC	3,540,730	584

Greece — 0.2%
Eurobank Ergasias SA *	634,457	405
Motor Oil Hellas Corinth Refineries SA	12,118	278
National Bank of Greece SA *	988,090	1,146
		1,829

Hong Kong — 11.7%
Agile Group Holdings Ltd	868,000	1,178
AIA Group Ltd	612,440	4,997
Anhui Conch Cement Co Ltd, Cl H	616,500	3,218

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of China Ltd, Cl H	9,152,000	$4,000
Beijing Enterprises Holdings Ltd	190,500	1,117
China Conch Venture Holdings Ltd	412,000	1,277
China Construction Bank Corp, Cl H	17,205,000	14,664
China Everbright International Ltd	1,210,000	1,058
China Everbright Ltd	904,000	1,684
China Medical System Holdings Ltd	1,487,000	1,621
China Mengniu Dairy Co Ltd	521,000	1,611
China Mobile Ltd	172,500	1,712
China Mobile Ltd ADR	62,409	3,104
China Molybdenum Co Ltd, Cl H	1,203,000	490
China Overseas Property Holdings Ltd	6,520,000	1,858
China Pacific Insurance Group Co Ltd, Cl H	68,000	241
China Suntien Green Energy Corp Ltd, Cl H	6,966,000	1,905
China Water Affairs Group Ltd	1,934,000	2,175
CIFI Holdings Group Co Ltd	864,000	433
CIMC Enric Holdings Ltd	1,638,000	1,323
CITIC Ltd	1,823,000	2,926
CNOOC Ltd	2,925,000	4,971
Guangdong Investment Ltd	236,000	455
Guangzhou Automobile Group Co Ltd, Cl H	891,600	927
Guotai Junan International Holdings Ltd	3,565,000	624
Hengan International Group Co Ltd	246,000	2,010
Hua Hong Semiconductor Ltd (B)	616,608	1,306
Industrial & Commercial Bank of China Ltd, Cl H	5,583,000	3,967
JNBY Design Ltd	213,000	370
K Wah International Holdings Ltd	2,125,000	1,040
KWG Group Holdings Ltd	885,000	787
Lee & Man Paper Manufacturing Ltd	708,000	641
Luye Pharma Group Ltd (B)	2,166,500	1,727
Nissin Foods Co Ltd	3,191,000	1,480
Shanghai Jin Jiang International Hotels Group Co Ltd, Cl H	4,436,000	1,190
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	580,600	1,432
Shenzhen Investment Ltd	1,786,000	582
Shimao Property Holdings Ltd	826,000	2,041
Sinotruk Hong Kong Ltd	610,500	1,002
SITC International Holdings Co Ltd	1,282,000	1,083
SSY Group Ltd	1,872,273	1,921
Tencent Holdings Ltd	528,528	21,072
TravelSky Technology Ltd, Cl H	1,128,000	3,034
Uni-President China Holdings Ltd	1,717,000	1,564
United Laboratories International Holdings Ltd/The	2,182,271	1,472
Xinyi Glass Holdings Ltd	22,000	24
Yangtze Optical Fibre and Cable Joint Stock Ltd Co, Cl H (B)	183,500	495
Yuexiu Property Co Ltd	3,336,000	618
		110,427

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	123,935	$1,371
OTP Bank Nyrt	14,490	579
Richter Gedeon Nyrt	2,064	41
		1,991

India — 8.5%
Adani Ports & Special Economic Zone Ltd	130,633	685
Asian Paints Ltd	81,510	1,574
Bajaj Auto Ltd	92,209	3,633
Bata India Ltd	190,979	2,859
Biocon Ltd	145,617	1,305
Cipla Ltd/India	75,630	587
Crompton Greaves Consumer Electricals Ltd	388,117	1,208
Eicher Motors Ltd	4,326	1,453
Endurance Technologies Ltd (B)	115,789	1,859
Exide Industries Ltd	571,862	2,156
Future Retail Ltd *	215,934	1,629
Godrej Consumer Products Ltd	139,836	1,506
Graphite India Ltd	50,000	671
HCL Technologies Ltd	161,166	2,347
HDFC Bank Ltd ADR	59,776	6,062
HEG Ltd	12,773	766
Hero MotoCorp Ltd	24,556	1,076
Hindalco Industries Ltd	629,497	2,043
Hindustan Petroleum Corp Ltd	264,677	882
Hindustan Unilever Ltd	187,018	4,707
ICICI Bank Ltd ADR	188,081	1,913
Indiabulls Housing Finance Ltd	109,697	1,126
Info Edge India Ltd	59,264	1,314
Infosys Ltd	450,892	4,318
Jindal Steel & Power Ltd *	559,469	1,237
Jubilant Foodworks Ltd	58,878	1,063
KEC International Ltd	486,382	2,048
Larsen & Toubro Ltd	105,186	2,162
Mahindra & Mahindra Ltd	144,670	1,642
PVR Ltd	99,579	2,052
Radico Khaitan Ltd	53,737	320
REC Ltd	501,367	719
Reliance Capital Ltd	161,428	524
Reliance Industries Ltd	120,782	2,023
Reliance Infrastructure Ltd	117,850	560
State Bank of India	276,427	1,129
Syngene International Ltd (B)	172,309	1,336
Tata Consultancy Services Ltd	231,885	6,549
Tata Steel Ltd	206,454	1,569
Titan Co Ltd	127,458	1,695
UPL Ltd	199,870	2,173
Vedanta Ltd	530,035	1,489
WNS Holdings Ltd ADR *	54,498	2,662
		80,631

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Indonesia — 1.9%
Bank Negara Indonesia Persero Tbk PT	1,107,500	$658
Bank Tabungan Negara Persero Tbk PT	4,373,061	816
Bumi Serpong Damai Tbk PT *	8,308,000	784
Gudang Garam Tbk PT	125,100	717
Indo Tambangraya Megah Tbk PT	342,400	509
Kalbe Farma Tbk PT	13,125,482	1,400
Link Net Tbk PT	1,632,500	602
Malindo Feedmill Tbk PT	3,961,500	339
Matahari Department Store Tbk PT	970,300	322
Media Nusantara Citra Tbk PT	9,076,700	501
Medikaloka Hermina Tbk PT *	11,480,000	2,448
Pakuwon Jati Tbk PT	25,223,684	1,041
Pan Brothers Tbk PT	7,907,500	307
Perusahaan Gas Negara Persero Tbk	4,301,700	588
Semen Indonesia Persero Tbk PT	2,235,400	1,880
Surya Citra Media Tbk PT	3,839,900	514
Telekomunikasi Indonesia Persero Tbk PT ADR	71,257	1,846
Tiga Pilar Sejahtera Food Tbk *	6,565,800	77
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	2,481
		17,830

Ivory Coast — 0.1%
Sonatel SA	32,578	1,012

Kenya — 0.6%
ARM Cement Ltd	10	–
East African Breweries Ltd	1,191,907	2,198
Equity Group Holdings Ltd/Kenya	7,182,593	2,768
Safaricom PLC	4,456,970	1,035
		6,001

Kuwait — 0.8%
Humansoft Holding Co KSC	123,793	1,363
Mabanee Co SAK	244,491	514
Mobile Telecommunications Co KSC	343,737	522
National Bank of Kuwait SAKP	1,995,088	5,443
		7,842

Luxembourg — 0.2%
Mouwasat Medical Services Co *	100,528	2,000

Malaysia — 1.5%
AirAsia Group Bhd	1,640,900	1,208
CIMB Group Holdings Bhd	894,100	1,231
Malayan Banking Bhd	1,052,569	2,362
Petronas Dagangan Bhd	193,300	1,192
Serba Dinamik Holdings Bhd	2,590,100	2,228
Tenaga Nasional Bhd	617,900	2,103
Top Glove Corp Bhd	1,859,200	2,652
ViTrox Corp Bhd	396,600	663
Westports Holdings Bhd	281,000	253
		13,892

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Mauritius — 0.1%
MCB Group Ltd	168,990	$1,362

Mexico — 2.0%
Alfa SAB de CV, Cl A	1,092,000	1,094
Arca Continental SAB de CV	28,500	148
Banco del Bajio SA (B)	180,180	336
Becle SAB de CV	1,314,235	1,654
Gruma SAB de CV, Ser B, Cl B	137,510	1,507
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	213,554	957
Grupo Aeroportuario del Sureste SAB de CV ADR	12,941	1,733
Grupo Financiero Banorte SAB de CV, Ser O	455,300	2,088
Grupo Mexico SAB de CV, Ser B	644,600	1,329
Megacable Holdings SAB de CV	273,000	1,245
Mexichem SAB de CV	421,673	985
Regional SAB de CV	387,173	1,671
Wal-Mart de Mexico SAB de CV	1,541,790	3,821
		18,568

Morocco — 0.4%
Attijariwafa Bank	29,720	1,395
Label Vie	6,546	1,347
Societe d’Exploitation des Ports	38,140	661
		3,403

Netherlands — 0.1%
SBM Offshore NV	59,317	900

Nigeria — 0.6%
SEPLAT Petroleum Development Co Plc	734,571	1,189
Zenith Bank PLC	68,040,508	4,337
		5,526

Oman — 0.1%
Bank Muscat SAOG	1,270,402	1,401

Panama — 0.5%
Avianca Holdings SA ADR	371,603	1,877
Copa Holdings SA, Cl A	31,308	2,662
		4,539

Peru — 1.5%
Alicorp SAA	512,528	1,560
Cementos Pacasmayo SAA	531,678	1,022
Credicorp Ltd	46,641	10,228
Ferreycorp SAA	1,298,960	898
		13,708

Philippines — 3.6%
Alliance Global Group Inc *	9,600,000	2,095
Ayala Corp	273,000	4,957
Ayala Land Inc	2,395,300	1,906
Bank of the Philippine Islands	904,790	1,623
BDO Unibank Inc	2,070,285	5,149

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bloomberry Resorts Corp	6,783,443	$1,082
Cebu Air Inc	670,040	950
East West Banking Corp *	2,254,500	497
Emperador Inc	7,611,500	1,014
Globe Telecom Inc	11,505	433
Manila Electric Co	72,070	529
Megawide Construction Corp	6,590,000	2,295
Puregold Price Club Inc	1,968,303	1,601
Robinsons Land Corp	11,904,032	4,660
Robinsons Retail Holdings Inc	1,669,880	2,435
Security Bank Corp	93,130	287
Wilcon Depot Inc	8,866,600	2,043
		33,556

Poland — 1.4%
11 bit studios SA *	7,547	514
Bank Millennium SA *	798,759	1,941
Dino Polska SA *(B)	28,723	738
Eurocash SA	461,193	2,056
Grupa Lotos SA	56,743	1,228
Kernel Holding SA	152,020	2,138
Polski Koncern Naftowy ORLEN SA	71,756	2,084
Powszechny Zaklad Ubezpieczen SA	235,825	2,667
		13,366

Qatar — 0.1%
Qatar Navigation QSC	68,560	1,296

Romania — 0.7%
Banca Transilvania SA	9,307,788	5,391
BRD-Groupe Societe Generale SA	323,760	1,110
		6,501

Russia — 2.6%
Gazprom PJSC ADR	867,043	4,127
LUKOIL PJSC ADR	102,491	7,524
Mobile TeleSystems PJSC ADR	172,751	1,280
Sberbank of Russia PJSC ADR	534,019	6,330
Yandex NV, Cl A *	184,169	5,433
		24,694

South Africa — 3.1%
Absa Group Ltd	68,691	763
African Rainbow Minerals Ltd ‡	119,887	1,045
AngloGold Ashanti Ltd ADR	99,856	991
Aspen Pharmacare Holdings Ltd	79,500	843
Barloworld Ltd	179,376	1,488
Bidvest Group Ltd/The	51,746	766
Capitec Bank Holdings Ltd	31,495	2,498
Clicks Group Ltd	178,578	2,418
Exxaro Resources Ltd	121,257	1,130
FirstRand Ltd	568,273	2,738
Impala Platinum Holdings Ltd *	392,077	933
Liberty Holdings Ltd	41,934	324
Life Healthcare Group Holdings Ltd	607,492	1,139

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Naspers Ltd, Cl N	10,070	$2,007
Nedbank Group Ltd	60,610	1,162
Old Mutual Ltd	622,924	1,039
Pick n Pay Stores Ltd	150,380	797
RMB Holdings Ltd	225,596	1,273
Sanlam Ltd	65,954	365
Sappi Ltd	106,547	582
SPAR Group Ltd/The	81,061	1,144
Standard Bank Group Ltd	166,048	2,098
Truworths International Ltd	249,111	1,577
		29,120

South Korea — 9.7%
Aekyung Industrial Co Ltd *	36,699	1,680
Cafe24 Corp *	13,270	1,204
Coway Co Ltd	11,615	812
Daelim Industrial Co Ltd	10,248	867
DB Insurance Co Ltd	12,264	741
Dentium Co Ltd	19,583	1,221
Douzone Bizon Co Ltd	97,957	4,361
Fila Korea Ltd	42,201	1,912
GS Engineering & Construction Corp	50,718	1,973
Hana Financial Group Inc	73,758	2,474
Hanwha Corp	41,363	1,107
Hyundai Marine & Fire Insurance Co Ltd	84,490	3,019
Iljin Materials Co Ltd	28,972	996
Kangwon Land Inc	27,654	796
KB Financial Group Inc	106,922	4,502
Kia Motors Corp	50,858	1,384
KT&G Corp	14,890	1,381
LG Corp	29,108	1,875
LG Display Co Ltd ADR	83,313	649
LG Electronics Inc	22,067	1,427
LG Uplus Corp	92,288	1,457
Lotte Chemical Corp	6,301	1,532
Lotte Shopping Co Ltd	2,773	533
Medy-Tox Inc	3,671	1,845
Meritz Securities Co Ltd	328,274	1,290
NCSoft Corp	11,599	5,298
POSCO	9,312	2,056
POSCO ADR	30,224	1,669
Samsung Biologics Co Ltd *(B)	3,834	1,144
Samsung Electronics Co Ltd	506,696	18,917
Seoul Auction Co Ltd	50,416	501
SK Hynix Inc	90,465	5,617
SK Innovation Co Ltd	30,649	5,373
SK Materials Co Ltd	11,454	1,649
SK Telecom Co Ltd	18,399	4,752
Soulbrain Co Ltd	20,119	940
WONIK IPS Co Ltd	67,882	1,323
Woori Bank	92,865	1,297
		91,574

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Spain — 0.2%
Prosegur Cash SA (B)	810,576	$1,714

Sri Lanka — 0.4%
Commercial Bank of Ceylon PLC	855,828	563
Hatton National Bank PLC	900,000	1,083
Hemas Holdings PLC	691,080	344
John Keells Holdings PLC	1,603,335	1,439
		3,429

Switzerland — 0.5%
Wizz Air Holdings Plc *(B)	120,838	4,619

Taiwan — 7.5%
Airtac International Group	309,630	3,257
Asia Cement Corp	2,308,000	2,525
ASMedia Technology Inc	126,000	2,013
Catcher Technology Co Ltd	553,000	4,749
Cathay Financial Holding Co Ltd	825,000	1,300
Chailease Holding Co Ltd	829,260	2,587
China Development Financial Holding Corp	1,503,000	488
Chlitina Holding Ltd	286,000	2,252
Compal Electronics Inc	2,679,000	1,531
Formosa Chemicals & Fibre Corp	314,000	1,086
Formosa Plastics Corp	697,000	2,263
Fubon Financial Holding Co Ltd	1,507,000	2,388
Hon Hai Precision Industry Co Ltd	633,912	1,480
Inventec Corp	3,284,000	2,356
Lite-On Technology Corp	662,862	880
Merida Industry Co Ltd	327,000	1,391
Nanya Technology Corp	408,000	808
Parade Technologies Ltd	110,000	1,634
Pegatron Corp	601,000	1,020
Powertech Technology Inc	467,000	1,096
Silicon Motion Technology Corp ADR	16,020	575
Taimide Tech Inc	305,517	504
Taiwan FamilyMart Co Ltd/Taiwan	276,000	1,886
Taiwan Semiconductor Manufacturing Co Ltd	1,059,000	7,753
Taiwan Semiconductor Manufacturing Co Ltd ADR	474,873	17,850
TCI Co Ltd	25,285	410
Tong Hsing Electronic Industries Ltd	180,000	659
Wistron Corp	1,294,892	822
WPG Holdings Ltd	425,040	517
Yageo Corp	78,000	937
Yuanta Financial Holding Co Ltd	2,978,000	1,518
		70,535

Thailand — 3.3%
Advanced Info Service PCL	245,000	1,330
Beauty Community PCL	3,504,600	948
Charoen Pokphand Foods PCL	1,676,500	1,274
CP ALL PCL	1,901,800	3,947
Home Product Center PCL	3,066,800	1,417

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KCE Electronics PCL	521,300	$440
Kiatnakin Bank PCL	464,500	1,020
Krung Thai Bank PCL	79,500	49
Minor International PCL	804,000	886
Minor International PCL NVDR	3,184,436	3,510
Precious Shipping PCL *	2,584,200	849
PTT PCL	3,573,900	5,352
Sansiri PCL	11,347,500	462
Siam Wellness Group Pcl	2,273,300	823
Srisawad Corp PCL	1,317,300	2,003
Thai Oil PCL	779,365	1,801
Thanachart Capital PCL	646,900	1,047
Tisco Financial Group PCL	476,500	1,159
TOA Paint Thailand PCL	2,113,518	2,362
VGI Global Media PCL	3,101,600	750
		31,429

Turkey — 1.2%
Arcelik AS	522,263	1,556
BIM Birlesik Magazalar AS	11,000	177
Eregli Demir ve Celik Fabrikalari TAS	772,686	1,117
Mavi Giyim Sanayi Ve Ticaret AS, Cl B (B)	109,788	789
MLP Saglik Hizmetleri AS, Cl B *(B)	564,281	1,451
Petkim Petrokimya Holding AS	521,926	527
TAV Havalimanlari Holding AS	137,931	616
Tekfen Holding AS	364,702	1,392
Tofas Turk Otomobil Fabrikasi AS	94,082	348
Turkcell Iletisim Hizmetleri AS	915,009	2,212
Turkiye Garanti Bankasi AS	748,159	1,179
		11,364

United Arab Emirates — 1.7%
Aldar Properties PJSC	3,892,690	1,690
DAMAC Properties Dubai Co PJSC	666,121	339
Dubai Islamic Bank PJSC	2,006,607	2,863
Emaar Development PJSC	4,066,801	5,476
Emaar Properties PJSC	3,979,050	4,887
Ras Al Khaimah Ceramics	1,374,931	732
		15,987

United Kingdom — 3.2%
Avast PLC *(B)	199,861	697
Ferrexpo PLC	203,540	455
Georgia Healthcare Group PLC *(B)	121,360	357
Halyk Savings Bank of Kazakhstan JSC GDR	633,079	7,217
KAZ Minerals PLC	343,004	2,412
Magnitogorsk Iron & Steel Works PJSC GDR	74,364	663
MHP SE GDR	91,630	971
NAC Kazatomprom JSC GDR	264,058	3,359
NMC Health PLC	71,320	3,001
Nova Ljubljanska Banka dd GDR	186,122	2,381
Polyus PJSC GDR	13,430	478
Saudi British Bank/The	104,520	896
SEPLAT Petroleum Development Co Plc (B)	174,636	266

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TBC Bank Group PLC	51,080	$975
Tullow Oil PLC *	1,436,825	3,381
Vivo Energy PLC (B)	2,070,511	3,012
		30,521

United States — 1.0%
Corp America Airports SA *	293,663	2,343
Globant SA *	29,080	1,706
Liberty Latin America Ltd, Cl C *	52,261	966
Livent Corp *	112,350	2,072
Pagseguro Digital Ltd, Cl A *	77,810	1,867
Southern Copper Corp	4,890	164
Star Bulk Carriers Corp *	79,646	762
		9,880

Vietnam — 1.9%
FPT Corp	124,896	230
Ho Chi Minh City Development Joint Stock Commercial Bank	2,390,700	3,076
Hoa Phat Group JSC *	475,398	677
Military Commercial Joint Stock Bank	1,820,006	1,682
Vietnam Dairy Products JSC	666,904	3,661
Vietnam Prosperity JSC Bank *	1,847,141	1,648
Vietnam Technological & Commercial Joint Stock Bank *	1,946,150	2,174
Vincom Retail JSC *	2,186,160	2,878
Vinhomes JSC *(B)	701,437	2,340
		18,366

Total Common Stock (Cost $829,596) ($ Thousands)		866,659

	Number of Participation Notes

PARTICIPATION NOTES — 2.8%

India — 0.6%
Jamna Auto, Expires 06/17/2021	887,441	872
VIP Industrials, Expires 12/17/2019	286,529	2,178
Voltas, Expires 05/28/2020	295,133	2,328

		5,378

Kuwait — 0.4%
National Bank of Kuwait SAKP, Expires 11/20/2018	1,265,640	3,430

Luxembourg — 0.6%
Emaar Misr for Development SAE, Expires 04/18/2019	9,394,391	1,617
Hoa Phat Group JSC, Expires 11/20/2020	483,554	679
Military Commercial Joint Stock Bank, Expires 03/01/2019	1,694,323	1,543

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
Palm Hills Developments SAE, Expires 04/18/2019	11,118,487	$1,552

		5,391

Pakistan — 0.2%
United Bank, Expires 03/29/2019	1,645,043	1,675

Saudi Arabia — 0.2%
HSBC Bank Savola Group, Expires 01/24/2020	297,222	2,161

United Kingdom — 0.1%
HSBC, Expires 07/20/2020	96,913	1,532

United States — 0.4%
FPT Corp, Expires 09/10/2018	2,044,690	3,708

Vietnam — 0.3%
Hoa Phat Group JSC, Expires 07/24/2018	396,000	556
Military Commercial Joint Stock Bank, Expires 04/20/2017	1,550,684	1,413
Mobile World Investment, Expires 08/15/2017	253,453	905

		2,874
Total Participation Notes (Cost $26,487) ($ Thousands)		26,149

	Shares

PREFERRED STOCK — 2.3%

Brazil — 1.4%
Banco Bradesco SA (A)	105,418	1,047
Braskem SA (A)	118,700	1,660
Cia Brasileira de Distribuicao	15,200	327

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Itau Unibanco Holding SA	52,950	$492
Itausa - Investimentos Itau SA	2,269,669	7,228
Marcopolo SA	1,306,100	1,396
Telefonica Brasil SA	65,800	781
		12,931

Colombia — 0.6%
Banco Davivienda SA	576,917	5,812
Grupo Aval Acciones y Valores SA	1,037,858	332
		6,144

South Korea — 0.3%
Samsung Electronics Co Ltd	94,663	2,850

Total Preferred Stock (Cost $18,400) ($ Thousands)		21,925

EXCHANGE TRADED FUND — 0.1%

United States — 0.1%
iShares Core MSCI Emerging Markets ETF	8,380	414

Total Exchange Traded Fund (Cost $442) ($ Thousands)		414

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F 2.020%**†	10,756,501	10,757

(Cost $10,757) ($ Thousands)		10,757

Total Investments in Securities — 98.0% (Cost $885,682) ($ Thousands)		$925,904

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	153	Dec-2018	$7,350	$7,647	$297

Percentages are based on Net Assets of $944,663 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

PJSC — Public Joint Stock Company

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Emerging Markets Equity Fund (Continued)

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$796,919	$69,740	$–	$866,659
Participation Notes	–	26,149	–	26,149
Preferred Stock	21,925	–	–	21,925
Exchange Traded Fund	414	–	–	414
Cash Equivalent	10,757	–	–	10,757

Total Investments in Securities	830,015	95,889	–	925,904

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$297	$–	$–	$297

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Other Financial Instruments	$297	$–	$–	$297

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended November 30, 2018 ($ Thousands).

Security Description	Value 5/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 6,520	$ 62,078	$ (57,841)	$ 10,757	$ 84

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Communication Services — 2.4%
AT&T Inc	723,219	$22,593
CenturyLink Inc	92,815	1,745
Take-Two Interactive Software Inc *	11,600	1,272
Twenty-First Century Fox Inc, Cl A	104,600	5,175
Twenty-First Century Fox Inc, Cl B	47,600	2,334
Twitter Inc *	70,300	2,211
Verizon Communications Inc	411,600	24,819

		60,149

Consumer Discretionary — 11.7%
Advance Auto Parts Inc	7,600	1,351
Amazon.com Inc *	40,700	68,790
AutoZone Inc *	2,600	2,104
Best Buy Co Inc	24,500	1,582
Booking Holdings Inc *	4,700	8,892
BorgWarner Inc	19,500	772
CarMax Inc *	17,300	1,143
Carnival Corp, Cl A	39,800	2,399
CBS Corp, Cl B	33,876	1,835
Charter Communications Inc, Cl A *	17,900	5,893
Chipotle Mexican Grill Inc, Cl A *	2,500	1,183
Comcast Corp, Cl A	454,600	17,734
Darden Restaurants Inc	12,200	1,349
Delphi Automotive PLC *	26,800	1,927
Discovery Inc, Cl A *	14,800	455
Discovery Inc, Cl C *	31,119	869
DISH Network Corp, Cl A *	23,600	773
Dollar General Corp	25,400	2,819
Dollar Tree Inc *	23,684	2,055
DR Horton Inc	33,600	1,251
Expedia Group Inc	11,700	1,413
Foot Locker Inc	11,700	660
Ford Motor Co	391,800	3,687
Gap Inc/The	22,300	609
Garmin Ltd	10,900	727
General Motors Co	129,900	4,930
Genuine Parts Co	14,651	1,519
Goodyear Tire & Rubber Co/The	23,100	535
H&R Block Inc	19,200	519
Hanesbrands Inc	37,300	593
Harley-Davidson Inc	17,300	732
Hasbro Inc	11,100	1,010
Hilton Worldwide Holdings Inc	29,200	2,206
Home Depot Inc/The	113,932	20,544
Interpublic Group of Cos Inc/The	38,600	907
Kohl’s Corp	16,700	1,122
L Brands Inc	23,800	788
Leggett & Platt Inc	13,400	519
Lennar Corp, Cl A	27,700	1,184
LKQ Corp *	32,200	896
Lowe’s Cos Inc	80,769	7,622

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macy’s Inc	31,400	$1,074
Marriott International Inc/MD, Cl A	28,520	3,281
Mattel Inc *	34,600	481
McDonald’s Corp	77,200	14,553
MGM Resorts International	49,900	1,345
Michael Kors Holdings Ltd *	15,000	656
Mohawk Industries Inc *	6,128	785
Netflix Inc *	43,400	12,418
Newell Brands Inc	41,099	962
News Corp	14,100	189
News Corp, Cl A	37,400	485
NIKE Inc, Cl B	128,100	9,623
Nordstrom Inc	11,500	608
Norwegian Cruise Line Holdings Ltd *	20,400	1,047
Omnicom Group Inc	22,400	1,724
O’Reilly Automotive Inc *	8,000	2,774
PulteGroup Inc	26,200	695
PVH Corp	7,800	862
Ralph Lauren Corp, Cl A	5,300	590
Ross Stores Inc	37,300	3,267
Royal Caribbean Cruises Ltd	17,400	1,967
Starbucks Corp	123,200	8,220
Tapestry Inc	28,300	1,102
Target Corp	52,100	3,697
Tiffany & Co	10,600	965
TJX Cos Inc/The	124,600	6,087
Tractor Supply Co	12,300	1,170
TripAdvisor Inc *	10,200	653
Ulta Beauty Inc *	5,600	1,668
Under Armour Inc, Cl A *	17,300	413
Under Armour Inc, Cl C *	21,336	476
VF Corp	32,524	2,644
Viacom Inc, Cl B	34,800	1,074
Walt Disney Co/The	148,462	17,146
Whirlpool Corp	6,300	795
Wynn Resorts Ltd	9,500	1,039
Yum! Brands Inc	31,700	2,923

		287,356

Consumer Staples — 7.0%
Altria Group Inc	188,000	10,308
Archer-Daniels-Midland Co	56,400	2,595
Brown-Forman Corp, Cl B	16,400	783
Campbell Soup Co	19,000	745
Church & Dwight Co Inc	24,600	1,628
Clorox Co/The	12,600	2,087
Coca-Cola Co/The	380,600	19,182
Colgate-Palmolive Co	86,200	5,475
Conagra Brands Inc	40,600	1,313
Constellation Brands Inc, Cl A	16,600	3,250
Costco Wholesale Corp	43,600	10,084
Coty Inc, Cl A	48,679	406

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	22,500	$3,210
General Mills Inc	58,100	2,458
Hershey Co/The	14,300	1,549
Hormel Foods Corp	27,800	1,253
JM Smucker Co/The	11,282	1,179
Kellogg Co	24,900	1,585
Kimberly-Clark Corp	34,400	3,969
Kraft Heinz Co/The	62,166	3,178
Kroger Co/The	80,800	2,396
Lamb Weston Holdings Inc	14,500	1,112
McCormick & Co Inc/MD	11,900	1,785
Molson Coors Brewing Co, Cl B	18,300	1,204
Mondelez International Inc, Cl A	145,700	6,554
Monster Beverage Corp *	39,020	2,329
PepsiCo Inc	141,162	17,213
Philip Morris International Inc	155,100	13,421
Procter & Gamble Co/The	247,936	23,432
Sysco Corp	47,700	3,215
Tyson Foods Inc, Cl A	29,700	1,751
Walgreens Boots Alliance Inc	83,800	7,095
Walmart Inc	143,165	13,980

		171,724

Energy — 5.2%
Anadarko Petroleum Corp	51,300	2,714
Apache Corp	38,700	1,360
Baker Hughes a GE Co, Cl A	42,900	979
Cabot Oil & Gas Corp, Cl A	45,600	1,147
Chevron Corp	190,800	22,694
Cimarex Energy Co	9,400	771
Concho Resources Inc *	19,200	2,502
ConocoPhillips	115,700	7,657
Devon Energy Corp	50,900	1,376
Diamondback Energy Inc	15,100	1,667
EOG Resources Inc	57,600	5,951
Exxon Mobil Corp	421,000	33,469
Halliburton Co	87,100	2,738
Helmerich & Payne Inc	10,400	630
Hess Corp	25,700	1,385
HollyFrontier Corp	15,500	968
Kinder Morgan Inc/DE	189,777	3,239
Marathon Oil Corp	86,400	1,442
Marathon Petroleum Corp	66,511	4,334
National Oilwell Varco Inc	38,600	1,239
Newfield Exploration Co *	18,700	317
Noble Energy Inc	47,300	1,123
Occidental Petroleum Corp	75,900	5,333
ONEOK Inc	40,700	2,500
Phillips 66	42,200	3,947
Pioneer Natural Resources Co	17,000	2,512
Schlumberger Ltd	137,537	6,203
TechnipFMC PLC	41,800	965

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	42,400	$3,388
Williams Cos Inc/The	119,500	3,026

		127,576

Financials — 12.8%
Affiliated Managers Group Inc	5,100	567
Aflac Inc	76,000	3,476
Allstate Corp/The	34,200	3,050
American Express Co	70,200	7,881
American International Group Inc	88,900	3,845
Ameriprise Financial Inc	14,400	1,868
Aon PLC	24,000	3,963
Arthur J Gallagher & Co	17,900	1,380
Assurant Inc	5,000	486
Bank of America Corp	925,600	26,287
Bank of New York Mellon Corp/The	91,200	4,679
BB&T Corp	77,700	3,970
Berkshire Hathaway Inc, Cl B *	193,800	42,295
BlackRock Inc, Cl A	12,341	5,282
Brighthouse Financial Inc *	10,845	437
Capital One Financial Corp	47,400	4,251
Cboe Global Markets Inc	11,400	1,227
Charles Schwab Corp/The	119,200	5,340
Chubb Ltd	46,326	6,196
Cincinnati Financial Corp	14,800	1,210
Citigroup Inc	250,200	16,210
Citizens Financial Group Inc	46,800	1,702
CME Group Inc, Cl A	33,800	6,425
Comerica Inc	16,800	1,330
Discover Financial Services	33,600	2,396
E*TRADE Financial Corp	25,400	1,328
Everest Re Group Ltd	4,000	888
Fifth Third Bancorp	67,500	1,885
Franklin Resources Inc	31,600	1,071
Goldman Sachs Group Inc/The	34,900	6,655
Hartford Financial Services Group Inc/The	36,350	1,606
Huntington Bancshares Inc/OH	110,300	1,609
Intercontinental Exchange Inc	56,745	4,637
Invesco Ltd	40,300	820
Jefferies Financial Group Inc	29,300	640
JPMorgan Chase & Co	334,200	37,160
KeyCorp	103,599	1,900
Lincoln National Corp	22,100	1,392
Loews Corp	27,300	1,312
M&T Bank Corp	14,221	2,404
Marsh & McLennan Cos Inc	50,100	4,444
MetLife Inc	98,600	4,401
Moody’s Corp	16,447	2,616
Morgan Stanley	131,700	5,846
MSCI Inc, Cl A	8,900	1,398
Nasdaq Inc	11,500	1,050
Northern Trust Corp	21,400	2,124

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
People’s United Financial Inc	35,400	$597
PNC Financial Services Group Inc/The	46,100	6,259
Principal Financial Group Inc	26,600	1,312
Progressive Corp/The	57,900	3,838
Prudential Financial Inc	41,300	3,872
Raymond James Financial Inc	13,400	1,068
Regions Financial Corp	110,300	1,814
S&P Global Inc	25,000	4,572
SunTrust Banks Inc	45,600	2,859
SVB Financial Group *	5,400	1,376
Synchrony Financial	66,911	1,738
T Rowe Price Group Inc	24,300	2,414
Torchmark Corp	9,800	847
Travelers Cos Inc/The	26,500	3,455
Unum Group	21,700	779
US Bancorp	152,200	8,289
Wells Fargo & Co	431,700	23,433
Willis Towers Watson PLC	13,195	2,104
Zions Bancorp	18,900	920

		314,485

Health Care — 14.7%
Abbott Laboratories	175,039	12,962
AbbVie Inc	151,100	14,244
ABIOMED Inc *	4,300	1,431
Agilent Technologies Inc	31,900	2,308
Alexion Pharmaceuticals Inc *	22,000	2,709
Align Technology Inc *	7,300	1,678
Allergan PLC	31,700	4,964
AmerisourceBergen Corp	16,161	1,437
Amgen Inc	64,600	13,453
Anthem Inc	25,800	7,484
Baxter International Inc	49,738	3,410
Becton Dickinson and Co	26,537	6,707
Biogen Inc *	20,000	6,674
Boston Scientific Corp *	137,700	5,187
Bristol-Myers Squibb Co	163,200	8,725
Cardinal Health Inc	31,000	1,700
Celgene Corp *	69,700	5,034
Centene Corp *	20,500	2,916
Cerner Corp *	31,700	1,836
Cigna Corp	24,400	5,450
Cooper Cos Inc/The	4,900	1,366
CVS Health Corp	128,543	10,309
Danaher Corp	61,100	6,693
DaVita Inc *	11,900	786
DENTSPLY SIRONA Inc	22,700	858
Edwards Lifesciences Corp *	20,700	3,354
Eli Lilly & Co	95,100	11,283
Express Scripts Holding Co *	55,800	5,662
Gilead Sciences Inc	129,656	9,327
HCA Healthcare Inc	26,700	3,845

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein Inc *	15,200	$1,356
Hologic Inc *	27,400	1,217
Humana Inc	13,800	4,547
IDEXX Laboratories Inc *	8,500	1,732
Illumina Inc *	14,600	4,927
Incyte Corp *	17,200	1,105
Intuitive Surgical Inc *	11,300	5,999
IQVIA Holdings Inc *	15,200	1,901
Johnson & Johnson	266,700	39,178
Laboratory Corp of America Holdings *	10,354	1,508
McKesson Corp	19,700	2,453
Medtronic PLC	134,755	13,143
Merck & Co Inc	264,400	20,977
Mettler-Toledo International Inc *	2,500	1,592
Mylan NV *	52,400	1,774
Nektar Therapeutics, Cl A *	16,100	650
PerkinElmer Inc	11,300	984
Perrigo Co PLC	12,900	803
Pfizer Inc	584,096	27,003
Quest Diagnostics Inc	13,500	1,196
Regeneron Pharmaceuticals Inc *	7,600	2,779
ResMed Inc	14,500	1,621
Stryker Corp	31,000	5,439
Thermo Fisher Scientific Inc	40,100	10,007
UnitedHealth Group Inc	95,900	26,982
Universal Health Services Inc, Cl B	8,600	1,187
Varian Medical Systems Inc *	9,200	1,135
Vertex Pharmaceuticals Inc *	25,400	4,592
Waters Corp *	7,600	1,509
WellCare Health Plans Inc *	5,000	1,274
Zimmer Biomet Holdings Inc	20,300	2,375
Zoetis Inc, Cl A	47,567	4,465

		361,202

Industrials — 8.8%
3M Co	58,500	12,163
Alaska Air Group Inc	12,700	930
Allegion PLC	9,733	891
American Airlines Group Inc	40,200	1,614
AMETEK Inc	23,500	1,726
AO Smith Corp	14,300	678
Arconic Inc	41,066	882
Boeing Co/The	53,200	18,448
Caterpillar Inc	59,200	8,032
CH Robinson Worldwide Inc	13,900	1,283
Cintas Corp	8,800	1,649
Copart Inc *	20,600	1,054
CSX Corp	81,000	5,883
Cummins Inc	14,700	2,221
Deere & Co	31,800	4,925
Delta Air Lines Inc	62,200	3,776
Dover Corp	14,800	1,256

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eaton Corp PLC	42,901	$3,301
Emerson Electric Co	62,900	4,247
Equifax Inc	12,200	1,253
Expeditors International of Washington Inc	17,900	1,362
Fastenal Co	28,600	1,695
FedEx Corp	24,149	5,530
Flowserve Corp	12,100	587
Fluor Corp	14,400	589
Fortive Corp	30,524	2,322
Fortune Brands Home & Security Inc	14,400	631
General Dynamics Corp	27,800	5,140
General Electric Co	866,192	6,496
Harris Corp	11,800	1,687
Honeywell International Inc	74,100	10,874
Huntington Ingalls Industries Inc	4,400	948
IHS Markit Ltd *	35,000	1,868
Illinois Tool Works Inc	30,856	4,291
Ingersoll-Rand PLC	24,500	2,536
Jacobs Engineering Group Inc	11,800	775
JB Hunt Transport Services Inc	8,500	904
Johnson Controls International plc	92,204	3,207
Kansas City Southern	10,400	1,072
L3 Technologies Inc	7,800	1,430
Lockheed Martin Corp	24,624	7,398
Masco Corp	30,400	963
Nielsen Holdings PLC	34,800	946
Norfolk Southern Corp	27,800	4,747
Northrop Grumman Corp	17,200	4,470
PACCAR Inc	34,500	2,147
Parker-Hannifin Corp	13,000	2,237
Pentair PLC	15,946	681
Quanta Services Inc *	14,400	505
Raytheon Co	28,300	4,962
Republic Services Inc, Cl A	22,200	1,717
Robert Half International Inc	12,800	791
Rockwell Automation Inc	12,100	2,110
Rollins Inc	9,900	629
Roper Technologies Inc	10,200	3,035
Snap-on Inc	5,600	931
Southwest Airlines Co	50,900	2,780
Stanley Black & Decker Inc	15,400	2,015
Textron Inc	25,100	1,409
TransDigm Group Inc *	4,900	1,772
Union Pacific Corp	73,800	11,349
United Continental Holdings Inc *	22,600	2,185
United Parcel Service Inc, Cl B	68,800	7,932
United Rentals Inc *	8,400	984
United Technologies Corp	81,079	9,879
Verisk Analytics Inc, Cl A *	15,800	1,948
Waste Management Inc	39,100	3,666
WW Grainger Inc	4,500	1,413

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	18,200	$1,328

		217,085

Information Technology — 23.4%
Accenture PLC, Cl A	63,900	10,513
Activision Blizzard Inc	75,700	3,776
Adobe Inc *	48,900	12,269
Advanced Micro Devices Inc *	81,700	1,740
Akamai Technologies Inc *	17,200	1,182
Alliance Data Systems Corp	4,700	942
Alphabet Inc, Cl A *	29,745	33,007
Alphabet Inc, Cl C *	30,622	33,514
Amphenol Corp, Cl A	30,000	2,638
Analog Devices Inc	36,736	3,377
ANSYS Inc *	8,500	1,377
Apple Inc	456,200	81,468
Applied Materials Inc	97,200	3,624
Arista Networks Inc *	4,800	1,145
Autodesk Inc *	21,700	3,136
Automatic Data Processing Inc	43,500	6,413
Broadcom Inc	42,993	10,207
Broadridge Financial Solutions Inc	11,400	1,207
Cadence Design Systems Inc *	27,700	1,248
Cisco Systems Inc	455,300	21,795
Citrix Systems Inc	13,100	1,427
Cognizant Technology Solutions Corp, Cl A	57,500	4,096
Corning Inc	79,600	2,565
DXC Technology Co	27,638	1,742
eBay Inc *	93,300	2,785
Electronic Arts Inc *	30,800	2,589
F5 Networks Inc *	6,000	1,032
Facebook Inc, Cl A *	239,800	33,718
Fidelity National Information Services Inc	33,100	3,573
Fiserv Inc *	40,100	3,173
FleetCor Technologies Inc *	8,800	1,702
FLIR Systems Inc	13,300	610
Fortinet Inc *	14,400	1,063
Gartner Inc *	9,200	1,409
Global Payments Inc	15,912	1,779
Hewlett Packard Enterprise Co	144,400	2,166
HP Inc	156,500	3,599
Intel Corp	459,200	22,643
International Business Machines Corp	91,058	11,316
Intuit Inc	25,700	5,513
IPG Photonics Corp *	3,400	483
Jack Henry & Associates Inc	7,700	1,076
Juniper Networks Inc	34,500	990
Keysight Technologies Inc *	18,700	1,156
KLA-Tencor Corp	15,623	1,540
Lam Research Corp	15,487	2,431
Mastercard Inc, Cl A	90,700	18,237
Maxim Integrated Products Inc	27,600	1,543

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microchip Technology Inc	23,400	$1,755
Micron Technology Inc *	116,700	4,500
Microsoft Corp	762,500	84,554
Motorola Solutions Inc	16,467	2,161
NetApp Inc	25,300	1,692
NVIDIA Corp	60,700	9,920
Oracle Corp	282,100	13,755
Paychex Inc	32,000	2,264
PayPal Holdings Inc *	118,000	10,126
Qorvo Inc *	12,700	836
QUALCOMM Inc	120,600	7,026
Red Hat Inc *	17,500	3,125
Salesforce.com *	75,500	10,778
Seagate Technology PLC	25,100	1,082
Skyworks Solutions Inc	18,100	1,317
Symantec Corp	60,800	1,344
Synopsys Inc *	15,100	1,388
TE Connectivity Ltd	34,800	2,677
Texas Instruments Inc	96,900	9,675
Total System Services Inc	16,800	1,468
VeriSign Inc *	10,500	1,639
Visa Inc, Cl A	177,000	25,083
Western Digital Corp	29,103	1,321
Western Union Co/The	45,200	847
Xerox Corp	19,675	530
Xilinx Inc	24,900	2,303

		573,700

Materials — 2.5%
Air Products & Chemicals Inc	21,800	3,507
Albemarle Corp	10,900	1,050
Avery Dennison Corp	9,100	877
Ball Corp	33,800	1,660
CF Industries Holdings Inc	24,100	1,017
DowDuPont Inc	230,315	13,324
Eastman Chemical Co	14,200	1,119
Ecolab Inc	25,100	4,028
FMC Corp	13,600	1,125
Freeport-McMoRan Inc, Cl B	135,600	1,619
International Flavors & Fragrances Inc	7,800	1,105
International Paper Co	41,600	1,922
Linde PLC	54,841	8,722
LyondellBasell Industries NV, Cl A	32,200	3,005
Martin Marietta Materials Inc	6,400	1,220
Mosaic Co/The	36,100	1,300
Newmont Mining Corp	53,200	1,721
Nucor Corp	31,800	1,921
Packaging Corp of America	9,500	929
PPG Industries Inc	23,800	2,602
Sealed Air Corp	15,100	552
Sherwin-Williams Co/The	8,275	3,509
Vulcan Materials Co	13,200	1,395

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	24,941	$1,175

		60,404

Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	10,500	1,307
American Tower Corp, Cl A ‡	43,847	7,212
Apartment Investment & Management Co, Cl A ‡	16,000	753
AvalonBay Communities Inc ‡	13,900	2,649
Boston Properties Inc ‡	15,500	2,034
CBRE Group Inc, Cl A *	30,600	1,337
Crown Castle International Corp ‡	41,700	4,791
Digital Realty Trust Inc ‡	20,700	2,381
Duke Realty Corp ‡	36,700	1,044
Equinix Inc ‡	7,857	3,027
Equity Residential ‡	36,400	2,593
Essex Property Trust Inc ‡	6,600	1,733
Extra Space Storage Inc ‡	12,500	1,200
Federal Realty Investment Trust ‡	7,200	951
Four Corners Property Trust Inc ‡	1	—
HCP Inc ‡	46,500	1,361
Host Hotels & Resorts Inc ‡	74,485	1,415
Iron Mountain Inc ‡	27,671	940
Kimco Realty Corp ‡	40,400	661
Macerich Co/The ‡	10,200	513
Mid-America Apartment Communities Inc ‡	11,200	1,160
Prologis Inc ‡	62,399	4,202
Public Storage ‡	14,700	3,135
Realty Income Corp ‡	28,400	1,820
Regency Centers Corp ‡	15,200	968
SBA Communications Corp, Cl A *‡	11,700	1,998
Simon Property Group Inc ‡	30,700	5,701
SL Green Realty Corp ‡	8,400	810
UDR Inc ‡	27,600	1,176
Ventas Inc ‡	35,800	2,273
Vornado Realty Trust ‡	17,200	1,238
Welltower Inc ‡	36,900	2,669
Weyerhaeuser Co ‡	76,227	2,013

		67,065

Utilities — 3.0%
AES Corp/VA	64,700	1,002
Alliant Energy Corp	22,800	1,035
Ameren Corp	24,600	1,688
American Electric Power Co Inc	49,300	3,833
American Water Works Co Inc	18,100	1,727
CenterPoint Energy Inc	42,700	1,196
CMS Energy Corp	28,600	1,490
Consolidated Edison Inc	31,300	2,515
Dominion Energy Inc	65,600	4,887
DTE Energy Co	18,000	2,155
Duke Energy Corp	70,530	6,247

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	32,800	$1,815
Entergy Corp	18,300	1,593
Evergy Inc	27,699	1,644
Eversource Energy	31,800	2,173
Exelon Corp	96,900	4,495
FirstEnergy Corp	45,300	1,714
NextEra Energy Inc	46,900	8,522
NiSource Inc	33,100	875
NRG Energy Inc	31,000	1,191
PG&E Corp *	51,100	1,348
Pinnacle West Capital Corp	11,500	1,028
PPL Corp	69,700	2,132
Public Service Enterprise Group Inc	50,900	2,845
SCANA Corp	13,800	644
Sempra Energy	27,300	3,146
Southern Co/The	101,700	4,813
WEC Energy Group Inc	31,762	2,302
Xcel Energy Inc	50,300	2,638

		72,693

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Total Common Stock (Cost $1,297,287) ($ Thousands)		$2,313,439

EXCHANGE TRADED FUND — 3.8%
SPDR S&P 500 ETF Trust (A)	335,926	92,598

Total Exchange Traded Fund (Cost $88,402) ($ Thousands)		92,598

Total Investments in Securities — 98.0% (Cost $1,385,689) ($ Thousands)		$2,406,037

	Contracts

PURCHASED SWAPTION(B) — 0.3%

Total Purchased Swaption (Cost $6,951) ($ Thousands)	2,550,870,000	$7,362

A list of open options contracts held by the Fund at November 30, 2018, is as follows:

PURCHASED SWAPTION — 0.3%

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price		Expiration Date	Value (Thousands)

Call Swaptions — 0.3%
CMS ONE LOOK*	Open Item	2,550,870,000		$0.14	08/03/21	$7,362

Total Purchased Swaption (Cost $6,951) ($ Thousands)						$7,362

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	173	Dec-2018	$24,261	$23,859	$(402)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	01/09/19	USD	4,394	SAR	16,485	$—

Bank of America	01/09/19	USD	22,895	SAR	85,873	(2)

Bank of America	01/09/19	USD	261,198	JPY	29,500,000	(275)

Bank of America	01/09/19	SAR	23,228	USD	6,192	—

Bank of America	01/09/19	SAR	532,490	USD	141,417	(539)

Barclays PLC	01/09/19	USD	327	EUR	282	(7)

Barclays PLC	01/09/19	USD	7,753	JPY	876,809	2

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Dynamic Asset Allocation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Deutsche Bank	01/09/19	JPY	2,794,213	USD	24,825	$110

Deutsche Bank	01/09/19	JPY	28,260	USD	250	—

Standard Chartered	01/09/19	EUR	229,164	USD	266,504	6,031

TD Securities	01/09/19	USD	16,578	EUR	14,547	(43)

						$5,277

A list of the open OTC swap agreements held by the Fund at November 30, 2018 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas(A)	Bloomberg Commodity Index Total Return	BLOOMBERG COMMODITY INDEX TOTAL RETURN	USD T-BILL AUCTION HIGH RATE + 11 BPS	Quarterly	05/10/2019	USD	(229,631)	$(3,350)	$–	$(3,350)
HSBC	Russell 1000 Growth Total Return	INDEX RETURN	RUSSELL 1000 GROWTH TOTAL RETURN	Quarterly	04/23/2019	USD	133,151	1,925	–	1,925
HSBC	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 20 BPS	RUSSELL 1000 VALUE INDEX TOTAL RETURN	Quarterly	04/23/2019	USD	(128,667)	1,117	–	1,117
Morgan Stanley	Russell 1000 Growth Total Return	INDEX RETURN	RUSSELL 1000 GROWTH TOTAL RETURN	Quarterly	09/19/2019	USD	258,384	19,375	–	19,375
Morgan Stanley	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 24 BPS	RUSSELL 1000 VALUE INDEX TOTAL RETURN	Quarterly	09/19/2019	USD	(258,396)	(8,716)	–	(8,716)

								10,351	–	10,351

Percentages are based on Net Assets of $2,455,574 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary Ltd. as of November 30, 2018.

(B)	Refer to table below for details on Options Contracts.

Cl — Class

BPS — Basis Points

ETF — Exchange-Traded Fund

EUR — Euro

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

OTC — Over-the-counter

PLC — Public Limited Company

SAR— Saudi Riyal

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value

($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,313,439	$–	$–	$2,313,439
Exchange Traded Fund	92,598	–	–	92,598

Total Investments in Securities	$2,406,037	$–	$–	$2,406,037

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaptions	$7,362	$—	$—	$7,362
Futures Contracts *
Unrealized Depreciation	(402)	—	—	(402)
Forwards Contracts *
Unrealized Appreciation	—	6,143	—	6,143
Unrealized Depreciation	—	(866)	—	(866)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	22,417	—	22,417
Unrealized Depreciation	—	(12,066)	—	(12,066)

Total Other Financial Instruments	$6,960	$15,628	$—	$22,588

* Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2018	7

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2018.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: February 8, 2019